SEC. File Nos.002-86838
811-03857

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
__________________

FORM N-1A
Registration Statement
Under
the Securities Act of 1933
Post-Effective Amendment No. 49
and
Registration Statement
Under
The Investment Company Act of 1940
Amendment No. 49
__________________

AMERICAN FUNDS INSURANCE SERIES
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071-1406
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:
(213) 486-9200
__________________

Steven I. Koszalka
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071-1406
(Name and Address of Agent for Service)
__________________

Copies to:
Mitchell E. Nichter
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor
San Francisco, California 94105-3441
(Counsel for the Registrant)
__________________

Approximate date of proposed public offering:
It is proposed that this filing become effective on May 1, 2009, pursuant to paragraph (b) of rule 485.
...


[LOGO] American Funds(R)          The right choice for the long term(R)

AMERICAN FUNDS
INSURANCE SERIES(R)

PROSPECTUS

Class 1 shares

May 1, 2009

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT
DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


American Funds Insurance Series (the "Series") consists of 16 funds, each representing a separate, fully managed diversified portfolio of securities. The
16 funds, by investment objective, are:

GROWTH FUNDS

   Global Discovery Fund
   Global Growth Fund
   Global Small Capitalization Fund
   Growth Fund
   International Fund
   New World Fund

GROWTH-AND-INCOME FUNDS

   Blue Chip Income and Growth Fund
   Global Growth and Income Fund
   Growth-Income Fund
   International Growth and Income Fund

ASSET ALLOCATION

   Asset Allocation Fund

BOND FUNDS

   Bond Fund
   Global Bond Fund
   High-Income Bond Fund
   U.S. Government/AAA-Rated Securities Fund
   Cash Management Fund

Shares of the Series are currently offered to insurance company separate accounts funding both variable annuity contracts and variable insurance policies (the "contracts"). Interests of various contract owners participating in the Series may be in conflict. The board of trustees of the Series will monitor for the existence of any material conflicts and determine what action, if any, should be taken. Shares may be purchased or redeemed by the separate accounts without any sales or redemption charges at net asset value.

The Series offers three classes of fund shares: Class 1, Class 2 and Class 3 shares. This prospectus offers only Class 1 shares and is for use with the contracts that make Class 1 shares available. The board of trustees may establish additional funds and classes in the future. The investment objective(s) and policies of each fund are discussed in this prospectus. MORE
INFORMATION ON THE FUNDS IS CONTAINED IN THE SERIES' STATEMENT OF ADDITIONAL
INFORMATION.

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  1
                                                                             ---


GROWTH FUNDS

GLOBAL DISCOVERY FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in stocks of companies in the services and information areas of the global economy. The fund may invest up to 25% of its assets in companies outside the services and information areas. Companies in the services and information areas include, for example, those involved in the fields of telecommunications, computer systems and software, the Internet, broadcasting and publishing, health care, advertising, leisure, tourism, financial services, distribution and transportation. Providing you with current income is a secondary consideration. The fund is designed for investors seeking greater capital appreciation through investments in stocks of issuers based around the world.
Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

The prices of securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and commodity price fluctuations.
The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks. Because the fund generally invests in securities of issuers in the services and information areas, it may be more susceptible to factors adversely affecting these issuers than funds that do not focus on these areas. The fund also may be subject to additional risks because it invests in a more limited group of sectors and industries than the broad market.

Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries;
expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Investing in countries with developing economies and/or markets generally involves risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

----
2   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GLOBAL DISCOVERY FUND
----


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

  2002       2003         2004       2005        2006      2007       2008
-------     ------       ------     ------      ------    ------    -------
-21.41%     37.41%       10.72%     11.07%      17.66%    17.55%    -45.02%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   18.42% (quarter ended June 30, 2003)
LOWEST   -24.97% (quarter ended December 31, 2008)

For periods ended December 31, 2008:

                                                 LIPPER MULTI-CAP GLOBAL SERVICE
                                                   GROWTH FUNDS   AND INFORMATION
AVERAGE ANNUAL TOTAL RETURNS   FUND   S&P 500/1/     INDEX/2/        INDEX/3/
---------------------------------------------------------------------------------

        1 year                -45.02%  -36.99%       -42.44%          -39.73%
---------------------------------------------------------------------------------
        5 years                 -1.33    -2.19         -2.95            -2.62
---------------------------------------------------------------------------------
        Lifetime/4/             -0.78    -2.13         -4.01            -2.62

/1/Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

/2/Lipper Multi-Cap Growth Funds Index is an equally weighted index of funds that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SuperComposite
   1500 Index (a broad-based index representing the large-cap, mid-cap and small-cap segments of the U.S. equity market). The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

/3/Global Service and Information Index is a subset of the unmanaged MSCI World
   Index, which is a free float-adjusted market capitalization-weighted index that measures the returns of companies in 23 developed countries. This subset is 70% U.S.-weighted and consists specifically of companies in the service and information industries that together represent approximately 60%
   of the MSCI World Index. The index is compiled by the fund's investment adviser, Capital Research and Management Company, is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

/4/Lifetime results are from July 5, 2001, the date the fund began investment operations.

                                                                             ---
        GLOBAL DISCOVERY FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  3
                                                                             ---


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)  CLASS 1
-------------------------------------------------------------------------

             Management fees*                                      0.58%
-------------------------------------------------------------------------
             Other expenses                                         0.02
-------------------------------------------------------------------------
             Total annual fund operating expenses*                  0.60

*The fund's investment adviser waived a portion of its management fee from
 September 1, 2004 through December 31, 2008. Management fees and total expenses in the table do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

         1 YEAR 3 YEARS 5 YEARS 10 YEARS
----------------------------------------

Class 1   $61    $192    $335     $750

----
4   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GLOBAL DISCOVERY FUND
----


GLOBAL GROWTH FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in common stocks of companies located around the world. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

The prices of securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks.

Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries;
expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Investing in countries with developing economies and/or markets generally involves risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

                                                                             ---
           GLOBAL GROWTH FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  5
                                                                             ---


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

 1999    2000    2001    2002   2003   2004   2005   2006   2007    2008
------ ------- ------- ------- ------ ------ ------ ------ ------ -------
70.01% -18.71% -13.99% -14.46% 35.63% 13.80% 14.37% 20.73% 15.16% -38.23%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   41.07% (quarter ended December 31, 1999)
LOWEST   -20.39% (quarter ended September 30, 2001)

For periods ended December 31, 2008:

                                       MSCI       LIPPER
                                       WORLD   GLOBAL FUNDS
AVERAGE ANNUAL TOTAL RETURNS   FUND   INDEX/1/   INDEX/2/
-----------------------------------------------------------

        1 year                -38.23% -40.33%    -38.78%
-----------------------------------------------------------
        5 years                  2.25    0.00       0.42
-----------------------------------------------------------
        10 years                 4.42   -0.19       1.23
-----------------------------------------------------------
        Lifetime/3/              6.82    2.75       3.14

/1/MSCI World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market performance of developed markets. The index consists of 23 developed market country indexes, including the United States. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

/2/Lipper Global Funds Index is an equally weighted index of funds that invest at least 25% of their portfolios in securities traded outside the United
   States and may own U.S. securities as well. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

/3/Lifetime results are from April 30, 1997, the date the fund began investment operations.

----
6   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GLOBAL GROWTH FUND
----


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)  CLASS 1
-------------------------------------------------------------------------

             Management fees*                                      0.53%
-------------------------------------------------------------------------
             Other expenses                                         0.02
-------------------------------------------------------------------------
             Total annual fund operating expenses*                  0.55

*The fund's investment adviser waived a portion of its management fee from
 September 1, 2004 through December 31, 2008. Management fees and total expenses in the table do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

         1 YEAR 3 YEARS 5 YEARS 10 YEARS
----------------------------------------

Class 1   $56    $176    $307     $689

                                                                             ---
           GLOBAL GROWTH FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  7
                                                                             ---


GLOBAL SMALL CAPITALIZATION FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in stocks of smaller companies located around the world. Normally, the fund invests at least 80% of its assets in equity securities of companies with small market capitalizations, measured at the time of purchase. However, the fund's holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action. This policy is subject to change only upon 60 days'
notice to shareholders. The investment adviser currently defines "small market capitalization" companies to be companies with market capitalizations of $3.5 billion or less. The investment adviser has periodically reevaluated and adjusted this definition and may continue to do so in the future. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

The prices of securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks. Smaller capitalization stocks are often more difficult to value or dispose of, more difficult to obtain information about and more volatile than stocks of larger, more established companies.

Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries;
expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Investing in countries with developing economies and/or markets generally involves risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

----
8   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GLOBAL SMALL CAPITALIZATION FUND
----


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

 1999    2000    2001    2002   2003   2004    2005    2006   2007    2008
------ ------- ------- ------- ------ ------  ------  ------ ------ -------
91.78% -16.33% -12.63% -18.83% 53.92% 21.13%  25.66%  24.35% 21.73% -53.39%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   28.97% (quarter ended December 31, 1999)
LOWEST   -31.20% (quarter ended December 31, 2008)

For periods ended December 31, 2008:

                                                                     LIPPER GLOBAL
                                                                       SMALL-CAP
                                               S&P GLOBAL                FUNDS
AVERAGE ANNUAL TOTAL RETURNS   FUND   (LESS THAN)$3 BILLION INDEX/1/  AVERAGE/2/
----------------------------------------------------------------------------------

        1 year                -53.39%            -44.63%                -47.24%
----------------------------------------------------------------------------------
        5 years                  1.44               1.66                  -0.77
----------------------------------------------------------------------------------
        10 years                 6.52               5.15                   4.69
----------------------------------------------------------------------------------
        Lifetime/3/              6.36               3.68                   3.26

/1/S&P Global (less than)$3 Billion Index (formerly S&P/Citigroup Global/World
   Indexes) has been used since May 2006. Cumulative returns for periods beginning before May 2006 also include results from the comparative indexes used in those periods as follows: S&P Global (less than)$2 Billion (May 2004 to April 2006), S&P Developed (less than)$1.5 Billion (January 2000 to April
   2004), and S&P Developed (less than)$1.2 Billion (1990 to 1999). The S&P
   Global indexes better reflect the fund's investment universe because they include both developed and developing countries. The S&P Developed indexes
   (used prior to May 2004) only include stocks in developed countries. Indexes are unmanaged and their results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

/2/Lipper Global Small-Cap Funds Average is composed of funds that invest at least 25% of their portfolios in securities with primary trading markets outside the United States, and that limit at least 65% of their investments to companies with market capitalizations of less than U.S. $1 billion at the time of purchase. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

/3/Lifetime results are from April 30, 1998, the date the fund began investment operations.

                                                                                ---
GLOBAL SMALL CAPITALIZATION FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  9
                                                                                ---


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)  CLASS 1
-------------------------------------------------------------------------

             Management fees*                                      0.71%
-------------------------------------------------------------------------
             Other expenses                                         0.03
-------------------------------------------------------------------------
             Total annual fund operating expenses*                  0.74

*The fund's investment adviser waived a portion of its management fee from
 September 1, 2004 through December 31, 2008. Management fees and total expenses in the table do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

         1 YEAR 3 YEARS 5 YEARS 10 YEARS
----------------------------------------

Class 1   $76    $237    $411     $918

----
10  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GLOBAL SMALL CAPITALIZATION FUND
----


GROWTH FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. In seeking to pursue its investment objective, the fund may invest in the securities of issuers representing a broad range of market capitalizations.
The fund may invest up to 15% of its assets in securities of issuers that are domiciled outside the United States and Canada. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

The prices of securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss.

Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries;
expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

                                                                             ---
                  GROWTH FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  11
                                                                             ---


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

1999    2000     2001    2002    2003    2004   2005    2006     2007    2008
----    ----     ----    ----    ----    ----   ----    ----     ----    ----
57.61%  4.72%  -17.93%  -24.27% 37.15%  12.75%  16.50%  10.48%  12.64%  -43.83%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   30.77% (quarter ended December 31, 1999)
LOWEST   -27.12% (quarter ended September 30, 2001)

For periods ended December 31, 2008:

                                                 LIPPER CAPITAL
                                                  APPRECIATION  LIPPER GROWTH
AVERAGE ANNUAL TOTAL RETURNS   FUND   S&P 500/1/ FUNDS INDEX/2/ FUNDS INDEX/3/
------------------------------------------------------------------------------

        1 year                -43.83%  -36.99%      -39.08%        -42.24%
------------------------------------------------------------------------------
        5 years                 -1.69    -2.19        -1.19          -4.25
------------------------------------------------------------------------------
        10 years                 2.59    -1.38        -0.44          -3.08
------------------------------------------------------------------------------
        Lifetime/4/             11.43    10.04         8.11           7.72

/1/Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

/2/Lipper Capital Appreciation Funds Index is an equally weighted index of funds that aim for maximum capital appreciation. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

/3/Lipper Growth Funds Index is an equally weighted index of growth funds.
   These funds normally invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indexes. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

/4/Lifetime results are from February 8, 1984, the date the fund began investment operations.

----
12  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GROWTH FUND
----


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)  CLASS 1
-------------------------------------------------------------------------

             Management fees*                                      0.32%
-------------------------------------------------------------------------
             Other expenses                                         0.01
-------------------------------------------------------------------------
             Total annual fund operating expenses*                  0.33

*The fund's investment adviser waived a portion of its management fee from
 September 1, 2004 through December 31, 2008. Management fees and total expenses in the table do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

         1 YEAR 3 YEARS 5 YEARS 10 YEARS
----------------------------------------

Class 1   $34    $106    $185     $418

                                                                             ---
                  GROWTH FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  13
                                                                             ---


INTERNATIONAL FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in common stocks of companies located outside the United States. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

The prices of securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; and currency, interest rate, and commodity fluctuations. For example, increases in the prices of basic commodities, such as oil or grains, can negatively impact the value of the stocks of certain companies. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss.

Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries;
expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Investing in countries with developing economies and/or markets generally involves risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

----
14  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  INTERNATIONAL FUND
----


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

 1999   2000     2001     2002    2003   2004    2005    2006    2007    2008
-----   -----    -----    -----   -----  -----   -----   -----  ------  ------
76.42% -21.85%  -19.73%  -14.58% 35.12%  19.66%  21.75%  19.33% 20.30%  -42.01%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   42.45% (quarter ended December 31, 1999)
LOWEST   -20.81% (quarter ended December 31, 2008)

For periods ended December 31, 2008:

                                         MSCI
                                      ALL COUNTRY    LIPPER
                                      WORLD INDEX INTERNATIONAL
AVERAGE ANNUAL TOTAL RETURNS   FUND    EX USA/1/  FUNDS INDEX/2/
----------------------------------------------------------------

        1 year                -42.01%   -45.24%      -43.62%
----------------------------------------------------------------
        5 years                  3.93      3.00         2.15
----------------------------------------------------------------
        10 years                 4.47      2.27         2.14
----------------------------------------------------------------
        Lifetime/3/              7.61      4.84         5.35

/1/MSCI All Country World Index ex USA is a free float-adjusted market capitalization-weighted index that is designed to measure equity market performance in the global developed and emerging markets, excluding the
   United States. The index consists of 46 developed and emerging market country indexes. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

/2/Lipper International Funds Index is an equally weighted index of funds that invest assets in securities with primary trading markets outside the
   United States. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

/3/Lifetime results are from May 1, 1990, the date the fund began investment operations.

                                                                             ---
           INTERNATIONAL FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  15
                                                                             ---


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)  CLASS 1
-------------------------------------------------------------------------

             Management fees*                                      0.49%
-------------------------------------------------------------------------
             Other expenses                                         0.03
-------------------------------------------------------------------------
             Total annual fund operating expenses*                  0.52

*The fund's investment adviser waived a portion of its management fee from
 September 1, 2004 through December 31, 2008. Management fees and total expenses in the table do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

         1 YEAR 3 YEARS 5 YEARS 10 YEARS
----------------------------------------

Class 1   $53    $167    $291     $653

----
16  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  INTERNATIONAL FUND
----


NEW WORLD FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets. The fund may also invest in debt securities of issuers, including issuers of lower rated bonds, with exposure to these countries. The fund is designed for investors seeking capital appreciation.
Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

The fund may invest in equity securities of any company, regardless of where it is based, if the fund's investment adviser determines that a significant portion of the company's assets or revenues (generally 20% or more) is attributable to developing countries. Under normal market conditions, the fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets. In addition, the fund may invest up to 25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds and government bonds, primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries. The fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

In determining whether a country is qualified, the fund will consider such factors as the country's per capita gross domestic product; the percentage of the country's economy that is industrialized; market capital as a percentage of gross domestic product; the overall regulatory environment; the presence of government regulation limiting or banning foreign ownership; and restrictions on repatriation of initial capital, dividends, interest and/or capital gains.
The fund's investment adviser will maintain a list of qualified countries and securities in which the fund may invest. Qualified developing countries in which the fund may invest currently include, but are not limited to, Argentina,
Bahrain, Brazil, Bulgaria, Chile, China, Colombia, Croatia, Czech Republic,
Dominican Republic, Egypt, Hungary, India, Jordan, Kazakhstan, Lebanon,
Malaysia, Malta, Mexico, Morocco, Oman, Panama, Peru, Philippines, Poland,
Russian Federation, South Africa, Thailand, Turkey, Ukraine, United Arab
Emirates and Venezuela.

The prices of securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks. Smaller capitalization stocks are often more difficult to value or dispose of, more difficult to obtain information about and more volatile than stocks of larger, more established companies.

The values of most debt securities held by the fund may be affected by changing interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments, but there can be no assurance that it will be successful at doing so.

Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries;
expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

                                                                             ---
               NEW WORLD FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  17
                                                                             ---


Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

----
18  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  NEW WORLD FUND
----


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

  Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                      [CHART]

    2000     2001    2002    2003    2004   2005    2006    2007     2008
    ----     ----    ----    ----    ----   ----    ----    ----     ----
   -12.43%  -3.99%  -5.45%  39.56%  19.07% 21.10%  32.88%  32.53%  -42.20%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   15.65% (quarter ended June 30, 2003)
LOWEST   -22.22% (quarter ended December 31, 2008)

For periods ended December 31, 2008:

                                          MSCI            MSCI
                                       ALL COUNTRY      EMERGING
AVERAGE ANNUAL TOTAL RETURNS   FUND   WORLD INDEX/1/ MARKETS INDEX/2/
---------------------------------------------------------------------

        1 year                -42.20%    -41.85%         -53.18%
---------------------------------------------------------------------
        5 years                  7.98       0.44            8.02
---------------------------------------------------------------------
        Lifetime/3/              7.13      -0.74            5.98

/1/MSCI All Country World Index is a free float-adjusted market capitalization-weighted index that measures equity market performance in the global developed and emerging markets, consisting of 47 developed and emerging market country indexes. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

/2/MSCI Emerging Markets Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market performance in the global emerging markets, consisting of 24 emerging market country indexes. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

/3/Lifetime results are from June 17, 1999, the date the fund began investment operations.

                                                                             ---
               NEW WORLD FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  19
                                                                             ---


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)  CLASS 1
-------------------------------------------------------------------------

             Management fees*                                      0.76%
-------------------------------------------------------------------------
             Other expenses                                         0.05
-------------------------------------------------------------------------
             Total annual fund operating expenses*                  0.81

*The fund's investment adviser waived a portion of its management fee from
 September 1, 2004 through December 31, 2008. Management fees and total expenses in the table do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

         1 YEAR 3 YEARS 5 YEARS 10 YEARS
----------------------------------------

Class 1   $83    $259    $450    $1,002

----
20  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  NEW WORLD FUND
----


GROWTH-AND-INCOME FUNDS

BLUE CHIP INCOME AND GROWTH FUND

RISK/RETURN SUMMARY

The fund seeks to produce income exceeding the average yield on U.S. stocks generally (as represented by the average yield on Standard & Poor's 500
Composite Index) and to provide an opportunity for growth of principal consistent with sound common stock investing. The fund invests primarily in dividend-paying common stocks of larger, more established companies based in the United States with market capitalizations of $4 billion and above. The fund also will ordinarily invest at least 90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade. The fund may invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States, so long as they are listed or traded in the United States. The fund will invest, under normal market conditions, at least 90% of its assets in equity securities. The fund is designed for investors seeking both income and capital appreciation.

The prices of and the income generated by securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local regional or global political, social or economic instability; and currency and interest rate fluctuations. Income provided by the fund may be affected by changes in the dividend policies of the companies in which the fund invests and the capital resources available for such payments at such companies.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

                                                                                ---
BLUE CHIP INCOME AND GROWTH FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  21
                                                                                ---


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

   2002        2003        2004        2005        2006      2007      2008
   ----        ----        ----        ----        ----      -----     -----
  -22.93%     31.24%      9.94%       7.57%       17.73%     2.25%    -36.30%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   17.18% (quarter ended June 30, 2003)
LOWEST   -21.19% (quarter ended December 31, 2008)

For periods ended December 31, 2008:

                                                 LIPPER GROWTH
                                                   & INCOME
AVERAGE ANNUAL TOTAL RETURNS   FUND   S&P 500/1/ FUNDS INDEX/2/
---------------------------------------------------------------

        1 year                -36.30%  -36.99%      -37.54%
---------------------------------------------------------------
        5 years                 -1.94    -2.19        -2.12
---------------------------------------------------------------
        Lifetime/3/             -1.85    -2.13        -1.43

/1/Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

/2/Lipper Growth & Income Funds Index is an equally weighted index of funds that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

/3/Lifetime results are from July 5, 2001, the date the fund began investment operations.

22  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  BLUE CHIP INCOME AND GROWTH FUND
----


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)  CLASS 1
-------------------------------------------------------------------------

             Management fees*                                      0.42%
-------------------------------------------------------------------------
             Other expenses                                         0.01
-------------------------------------------------------------------------
             Total annual fund operating expenses*                  0.43

*The fund's investment adviser waived a portion of its management fee from
 September 1, 2004 through December 31, 2008. Management fees and total expenses in the table do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

         1 YEAR 3 YEARS 5 YEARS 10 YEARS
----------------------------------------

Class 1   $44    $138    $241     $542

                                                                                ---
BLUE CHIP INCOME AND GROWTH FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  23
                                                                                ---


GLOBAL GROWTH AND INCOME FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time and provide you with current income by investing primarily in stocks of well-established companies located around the world.

The fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the fund tends to invest in stocks that the investment adviser believes to be relatively resilient to market declines.

The prices of and the income generated by securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. Income provided by the fund may be affected by changes in the dividend policies of the companies in which the fund invests and the capital resources available for such payments at such companies.

Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries;
expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Investing in countries with developing economies and/or markets generally involves risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

----
24  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GLOBAL GROWTH AND INCOME FUND
----


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Here are the fund's results calculated on a calendar year basis.(If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

                                 2007    2008
                                 ----    -----
                                13.04%  -41.06%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST    6.80% (quarter ended June 30, 2007)
LOWEST   -20.37% (quarter ended December 31, 2008)

For periods ended December 31, 2008:

                                          MSCI        MSCI
                                       ALL COUNTRY    WORLD
AVERAGE ANNUAL TOTAL RETURNS   FUND   WORLD INDEX/1/ INDEX/2/
-------------------------------------------------------------

        1 year                -41.06%    -41.85%     -40.33%
-------------------------------------------------------------
        Lifetime/3/           -10.85     -11.81      -11.77

/1/MSCI All Country World Index is a free float-adjusted market capitalization-weighted index that measures equity market performance in the global developed and emerging markets, consisting of 47 developed and emerging market country indexes. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

/2/MSCI World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market performance of developed markets. The index consists of 23 developed market country indexes, including the United States. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

/3/Lifetime results are from May 1, 2006, the date the fund began investment operations.

                                                                             ---
GLOBAL GROWTH AND INCOME FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  25
                                                                             ---


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)  CLASS 1
-------------------------------------------------------------------------

             Management fees*                                      0.59%
-------------------------------------------------------------------------
             Other expenses                                         0.03
-------------------------------------------------------------------------
             Total annual fund operating expenses*                  0.62

*The fund's investment adviser waived a portion of its management fee from May
 1, 2006 through December 31, 2008. Management fees and total expenses in the table do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial
 Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

         1 YEAR 3 YEARS 5 YEARS 10 YEARS
----------------------------------------

Class 1   $63    $199    $346     $774

----
26  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GLOBAL GROWTH AND INCOME FUND
----


GROWTH-INCOME FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow and provide you with income over time by investing primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. The fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States and not included in Standard &
Poor's 500 Composite Index. The fund is designed for investors seeking both capital appreciation and income.

The prices of and the income generated by securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. Income provided by the fund may be affected by changes in the dividend policies of the companies in which the fund invests and the capital resources available for such payments at such companies.

Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries;
expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

                                                                             ---
           GROWTH-INCOME FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  27
                                                                             ---


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

  1999   2000   2001     2002    2003    2004   2005    2006   2007    2008
  ----   ----   ----     ----    ----    ----   ----    ----   ----    ----
 11.48%  8.24%  2.78%   -18.15%  32.76% 10.66%  6.08%  15.51%  5.32%  -37.68%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   16.97%  (quarter ended June 30, 2003)
LOWEST   -21.91%  (quarter ended December 31, 2008)

For periods ended December 31, 2008:

                                                 LIPPER GROWTH
                                                   & INCOME
AVERAGE ANNUAL TOTAL RETURNS   FUND   S&P 500/1/ FUNDS INDEX/2/
---------------------------------------------------------------

        1 year                -37.68%  -36.99%      -37.54%
---------------------------------------------------------------
        5 years                 -2.30    -2.19        -2.12
---------------------------------------------------------------
        10 years                 1.84    -1.38        -0.24
---------------------------------------------------------------
        Lifetime/3/             10.19    10.04         8.73

/1/Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

/2/Lipper Growth & Income Funds Index is an equally weighted index of funds that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

/3/Lifetime results are from February 8, 1984, the date the fund began investment operations.

----
28  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GROWTH-INCOME FUND
----


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)  CLASS 1
-------------------------------------------------------------------------

             Management fees*                                      0.27%
-------------------------------------------------------------------------
             Other expenses                                         0.01
-------------------------------------------------------------------------
             Total annual fund operating expenses*                  0.28

*The fund's investment adviser waived a portion of its management fee from
 September 1, 2004 through December 31, 2008. Management fees and total expenses in the table do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

         1 YEAR 3 YEARS 5 YEARS 10 YEARS
----------------------------------------

Class 1   $29     $90    $157     $356

                                                                             ---
           GROWTH-INCOME FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  29
                                                                             ---


INTERNATIONAL GROWTH AND INCOME FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time and provide you with current income. The fund will pursue this objective by investing primarily in stocks of larger, well-established companies domiciled outside of the United
States, including developing countries. The fund currently intends to invest at least 90% of its assets in securities of issuers domiciled outside the United
States and whose securities are primarily listed on exchanges outside the
United States. The fund therefore expects to be invested in numerous countries outside the United States. The fund may also hold cash and money market instruments.

The fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the fund will focus on stocks of companies with strong earnings that pay dividends. We believe that these stocks will be more resistant to market declines than stocks of companies that do not pay dividends.

The prices of and the income generated by securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. Income provided by the fund may be affected by changes in the dividend policies of the companies in which the fund invests and the capital resources available for such payments at such companies.

Investments in securities issued by entities based outside of the United States may also be affected by currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries;
expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Investing in countries with developing economies and/or markets generally involves risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

Finally, the fund's investment results will depend on the ability of the fund's investment adviser to navigate these risks.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

----
    AMERICAN FUNDS INSURANCE SERIES /
30  PROSPECTUS                          INTERNATIONAL GROWTH AND INCOME FUND
----


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)*  CLASS 1
--------------------------------------------------------------------------

             Management fees+                                       0.69%
--------------------------------------------------------------------------
             Other expenses                                          0.03
--------------------------------------------------------------------------
             Total annual fund operating expenses+                   0.72

*Based on estimated amounts for the current fiscal year.

+The fund's investment adviser waived a portion of its management fee from
 November 18, 2008 through December 31, 2008. Management fees and total expenses in the table do not reflect any waivers.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

         1 YEAR 3 YEARS
-----------------------

Class 1   $74    $230

                                                                          ---
                                       AMERICAN FUNDS INSURANCE SERIES /
INTERNATIONAL GROWTH AND INCOME FUND                          PROSPECTUS  31
                                                                          ---


ASSET ALLOCATION

ASSET ALLOCATION FUND

RISK/RETURN SUMMARY

The fund seeks to provide you with high total return (including income and capital gains) consistent with preservation of capital over the long term by investing in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). The fund may invest up to 15% of its assets in equity securities of issuers domiciled outside the United States and not included in Standard & Poor's 500
Composite Index, and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the fund may invest up to 25%
of its debt assets in lower quality debt securities (rated Ba1 or below by
Moody's Investors Service and BB+ or below by Standard & Poor's Corporation or unrated but determined to be of equivalent quality). Such securities are sometimes referred to as "junk bonds."

In seeking to pursue its investment objective, the fund will vary its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the fund's investment adviser expects (but is not required)
to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments. As of December 31, 2008, the fund was approximately 64% invested in equity securities, 26% invested in debt securities and 10% invested in money market instruments. The proportion of equities, debt and money market securities held by the fund will vary with market conditions and the investment adviser's assessment of their relative attractiveness as investment opportunities. The fund is designed for investors seeking above-average total return.

The prices of and the income generated by securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. Income provided by the fund may be affected by changes in the dividend policies of the companies in which the fund invests and the capital resources available for such payments at such companies.

Securities held by the fund may also be affected by changing market interest rates and by changes in effective maturities and credit ratings. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. In addition, there may be little trading in the secondary market for certain lower quality debt securities, which may adversely affect the fund's ability to dispose of such securities. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for these securities will fluctuate with changes in interest rates.

Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries;
expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

----
32  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  ASSET ALLOCATION FUND
----


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

1999   2000   2001     2002    2003   2004   2005    2006  2007   2008
----   ----   ----     ----    ----   ----   ----    ----  ----   ----
7.25%  4.62%  0.77%  -12.19%  22.14%  8.50%  9.45%  14.96% 6.82% -29.30%

The fund's highest/lowest quarterly results during this time period were:

              HIGHEST   12.24% (quarter ended June 30, 2003)
              LOWEST   -16.30% (quarter ended December 31, 2008)

For periods ended December 31, 2008:

                                BARCLAYS
                                CAPITAL                 CITIGROUP BROAD
AVERAGE ANNUAL               U.S. AGGREGATE             INVESTMENT-GRADE
TOTAL RETURNS         FUND      INDEX/1/    S&P 500/2/ (BIG) BOND INDEX/3/
--------------------------------------------------------------------------

1 year               -29.30%     5.24%       -36.99%         7.02%
--------------------------------------------------------------------------
5 years                 0.61      4.65         -2.19          5.11
--------------------------------------------------------------------------
10 years                2.26      5.63         -1.38          5.86
--------------------------------------------------------------------------
Lifetime/4/             7.10      7.04          7.39          7.20

/1/Barclays Capital U.S. Aggregate Index (formerly Lehman Brothers U.S.
   Aggregate Index) represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

/2/Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

/3/Citigroup Broad Investment-Grade (BIG) Bond Index (formerly Salomon Smith
   Barney Broad Investment-Grade (BIG) Bond Index) is a market capitalization-weighted index that includes fixed-rate U.S. Treasury, government-sponsored, mortgage-backed, asset-backed and investment-grade corporate securities with maturities of one year or longer. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

/4/Lifetime results are from August 1, 1989, the date the fund began investment operations.

                                                                             ---
        ASSET ALLOCATION FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  33
                                                                             ---


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)  CLASS 1
-------------------------------------------------------------------------

             Management fees*                                      0.31%
-------------------------------------------------------------------------
             Other expenses                                         0.01
-------------------------------------------------------------------------
             Total annual fund operating expenses*                  0.32

*The fund's investment adviser waived a portion of its management fee from
 September 1, 2004 through December 31, 2008. Management fees and total expenses in the table do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

         1 YEAR 3 YEARS 5 YEARS 10 YEARS
----------------------------------------

Class 1   $33    $103    $180     $406

----
34  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  ASSET ALLOCATION FUND
----


BOND FUNDS

BOND FUND

RISK/RETURN SUMMARY

The fund seeks to maximize your level of current income and preserve your capital. Normally, the fund invests at least 80% of its assets in bonds and other debt securities. This policy is subject to change only upon 60 days'
notice to shareholders. The fund will invest at least 65% of its assets in investment-grade debt securities (including cash and cash equivalents) and may invest up to 35% of its assets in debt securities (rated Ba1 or below by
Moody's Investors Service and BB+ or below by Standard & Poor's Corporation or unrated but determined by the fund's investment adviser to be of equivalent quality). Such securities are sometimes referred to as "junk bonds." The fund may invest in debt securities of issuers domiciled outside the United States.
The fund may also invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks. The fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long term.

The values of and the income generated by most debt securities held by the fund may be affected by changing interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. In addition, there may be little trading in the secondary market for certain lower quality debt securities, which may adversely affect the fund's ability to dispose of such securities. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments, but there can be no assurance that it will be successful at doing so.

A security backed by the U.S. Treasury or the full faith and credit of the U.S.
government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for these securities will fluctuate with changes in interest rates. Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and prepay their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.

The prices and yields of nonconvertible preferred stocks generally move with changes in interest rates and the issuer's credit quality, similar to debt securities. The value of convertible preferred stocks varies in response to many factors, including, for example, the value of the underlying equity securities, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.

Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries;
expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions. Investments in securities issued by entities domiciled in the
United States may also be subject to many of these risks.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

                                                                             ---
                    BOND FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  35
                                                                             ---


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

  Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                      [CHART]

  1999   2000   2001   2002    2003   2004   2005   2006   2007    2008
  ----   ----   ----   ----    ----   ----   ----   ----   ----    ----
  2.81%  5.22%  8.48%  4.26%  13.07%  6.04%  1.77%  7.31%  3.66%  -9.16%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   5.15% (quarter ended December 31, 2002)
LOWEST   -5.47% (quarter ended September 30, 2008)

For periods ended December 31, 2008:

                                        BARCLAYS
                                        CAPITAL      CITIGROUP BROAD
                                     U.S. AGGREGATE  INVESTMENT-GRADE
AVERAGE ANNUAL TOTAL RETURNS   FUND     INDEX/1/    (BIG) BOND INDEX/2/
-----------------------------------------------------------------------

        1 year                -9.16%     5.24%            7.02%
-----------------------------------------------------------------------
        5 years                 1.75      4.65             5.11
-----------------------------------------------------------------------
        10 years                4.20      5.63             5.86
-----------------------------------------------------------------------
        Lifetime/3/             4.78      6.01             6.19

/1/Barclays Capital U.S. Aggregate Index (formerly Lehman Brothers U.S.
   Aggregate Index) represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

/2/Citigroup Broad Investment-Grade (BIG) Bond Index (formerly Salomon Smith
   Barney Broad Investment-Grade (BIG) Bond Index) is a market capitalization-weighted index that includes fixed-rate U.S. Treasury, government-sponsored, mortgage-backed, asset-backed and investment-grade corporate securities with maturities of one year or longer. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

/3/Lifetime results are from January 2, 1996, the date the fund began investment operations.

----
36  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  BOND FUND
----


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)  CLASS 1
-------------------------------------------------------------------------

             Management fees*                                      0.39%
-------------------------------------------------------------------------
             Other expenses                                         0.01
-------------------------------------------------------------------------
             Total annual fund operating expenses*                  0.40

*The fund's investment adviser waived a portion of its management fee from
 September 1, 2004 through December 31, 2008. Management fees and total expenses in the table do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                             1 YEAR 3 YEARS 5 YEARS 10 YEARS
                    ----------------------------------------

                    Class 1   $41    $128    $224     $505

                                                                             ---
                    BOND FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  37
                                                                             ---


GLOBAL BOND FUND

RISK/RETURN SUMMARY

The fund seeks to provide you, over the long term, with as high a level of total return as is consistent with prudent management, by investing primarily in investment-grade bonds issued by entities based around the world and denominated in various currencies, including U.S. dollars. The fund may also invest in lower quality, higher yielding debt securities. Such securities are sometimes referred to as "junk bonds." The total return of the fund will be the result of interest income, changes in the market value of the fund's investments and changes in the value of other currencies relative to the U.S.
dollar.

The fund is designed for investors seeking returns through a portfolio of debt securities issued by entities based around the world. Your investment in the fund is subject to risks, including the possibility that the value of the fund's portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad.

Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries;
expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Investing in countries with developing economies and/or markets generally involves risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

The values of and the income generated by most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. In addition, there may be little trading in the secondary market for certain lower quality debt securities, which may adversely affect the fund's ability to dispose of such securities.

The values of and the income generated by most debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value of the fund's securities denominated in such currencies would generally depreciate and vice versa. U.S.
dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

The fund is non-diversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, the fund intends to limit its investments in the securities of any single issuer.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

----
38  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GLOBAL BOND FUND
----


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

  Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                      [CHART]

                                   2007    2008
                                   ----    ----
                                   9.54%   3.60%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   5.90% (quarter ended March 31, 2008)
LOWEST   -4.19% (quarter ended September 30, 2008)

For periods ended December 31, 2008:

                                    BARCLAYS CAPITAL LIPPER GLOBAL
                                    GLOBAL AGGREGATE INCOME FUNDS
AVERAGE ANNUAL TOTAL RETURNS  FUND      INDEX/1/      AVERAGE/2/
------------------------------------------------------------------

        1 year                3.60%       4.79%          -5.09%
------------------------------------------------------------------
        Lifetime/3/           6.99        7.17            1.83

/1/Barclays Capital Global Aggregate Index (formerly Lehman Brothers Global
   Aggregate Index) represents the global investment-grade fixed-income markets. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

/2/Lipper Global Income Funds Average is composed of funds that invest primarily in U.S. dollar and non-U.S. dollar debt securities located in at least three countries, one of which may be the United States. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distribution, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

/3/Lifetime results are from October 4, 2006, the date the fund began investment operations.

                                                                             ---
             GLOBAL BOND FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  39
                                                                             ---


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)  CLASS 1
-------------------------------------------------------------------------

             Management fees*                                      0.57%
-------------------------------------------------------------------------
             Other expenses                                         0.02
-------------------------------------------------------------------------
             Total annual fund operating expenses*                  0.59

*The fund's investment adviser waived a portion of its management fee from
 October 4, 2006 through December 31, 2008. Management fees and total expenses in the table do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the
 Financial Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

         1 YEAR 3 YEARS 5 YEARS 10 YEARS
----------------------------------------

Class 1   $60    $189    $329     $738

----
40  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GLOBAL BOND FUND
----


HIGH-INCOME BOND FUND

RISK/RETURN SUMMARY

The fund seeks to provide you with a high level of current income and, secondarily, capital appreciation by investing at least 65% of its assets in higher yielding and generally lower quality debt securities (rated Ba1 or below by Moody's Investors Service or BB+ or below by Standard & Poor's Corporation or unrated but determined by the fund's investment adviser to be of equivalent quality). Such securities are sometimes referred to as "junk bonds." The fund may also invest up to 25% of its assets in securities of issuers domiciled outside the United States. Normally, the fund invests at least 80% of its assets in bonds and other debt securities. This policy is subject to change only upon 60 days' notice to shareholders. The fund may also invest up to 20%
of its assets in equity securities that provide an opportunity for capital appreciation. The fund is designed for investors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than funds investing in higher quality debt securities.

The values of and the income generated by most debt securities held by the fund may be affected by changing market interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. In addition, there may be little trading in the secondary market for certain lower quality debt securities, which may make them more difficult to value or sell.

The prices of and the income generated by securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations.

Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries;
expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments, but there can be no assurance that it will be successful at doing so.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

                                                                             ---
        HIGH-INCOME BOND FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  41
                                                                             ---


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

1999    2000   2001    2002    2003   2004   2005    2006   2007    2008
-----  ------  -----  ------  ------  -----  -----  ------  -----  -------
5.80%  -3.06%  8.02%  -1.51%  29.79%  9.83%  2.46%  10.89%  1.62%  -23.74%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   10.83% (quarter ended December 31, 2002)
LOWEST   -16.06% (quarter ended December 31, 2008)

For periods ended December 31, 2008:

                                                                           LIPPER
                                      CREDIT SUISSE  CITIGROUP BROAD    HIGH CURRENT
                                       HIGH YIELD    INVESTMENT-GRADE    YIELD BOND
AVERAGE ANNUAL TOTAL RETURNS   FUND     INDEX/1/    (BIG) BOND INDEX/2/ FUNDS INDEX/3/
--------------------------------------------------------------------------------------

        1 year                -23.74%    -26.17%          7.02%            -28.84%
--------------------------------------------------------------------------------------
        5 years                 -0.67      -0.59           5.11              -1.87
--------------------------------------------------------------------------------------
        10 years                 3.19       2.87           5.86               0.49
--------------------------------------------------------------------------------------
        Lifetime/4/              8.45      N/A             8.48               6.06

/1/Credit Suisse High Yield Index is designed to mirror the investable universe of the U.S. dollar-denominated high-yield debt market. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. This index was not in existence on the date the fund began investment operations; therefore, lifetime results are not shown.

/2/Citigroup Broad Investment-Grade (BIG) Bond Index (formerly Salomon Smith
   Barney Broad Investment-Grade (BIG) Bond Index) is a market capitalization-weighted index that includes fixed-rate U.S. Treasury, government-sponsored, mortgage-backed, asset-backed and investment-grade corporate securities with maturities of one year or longer. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

/3/Lipper High Current Yield Bond Funds Index is an equally weighted index of funds that aim at high (relative) current yield from fixed-income securities, have no quality or maturity restrictions and tend to invest in lower grade debt issues. The results of the underlying funds in the index include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

/4/Lifetime results are from February 8, 1984, the date the fund began investment operations.

----
42  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  HIGH-INCOME BOND FUND
----


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)  CLASS 1
-------------------------------------------------------------------------

             Management fees*                                      0.47%
-------------------------------------------------------------------------
             Other expenses                                         0.01
-------------------------------------------------------------------------
             Total annual fund operating expenses*                  0.48

*The fund's investment adviser waived a portion of its management fee from
 September 1, 2004 through December 31, 2008. Management fees and total expenses in the table do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

         1 YEAR 3 YEARS 5 YEARS 10 YEARS
----------------------------------------

Class 1   $49    $154    $269     $604

                                                                             ---
        HIGH-INCOME BOND FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  43
                                                                             ---


U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

RISK/RETURN SUMMARY

The fund seeks to provide you with a high level of current income, as well as to preserve your investment. Normally, the fund will invest at least 80% of its assets in securities that are guaranteed by the "full faith and credit" pledge of the U.S. government or debt securities that are rated Aaa by Moody's
Investors Service or AAA by Standard & Poor's Corporation or unrated but determined to be of equivalent quality by the fund's investment adviser. This policy is subject to change only upon 60 days' notice to shareholders. The fund is designed for investors seeking income and more price stability than from investing in stocks and lower quality debt securities, and capital preservation over the long term.

The fund may also invest a significant portion of its assets in securities backed by pools of mortgages. Certain of these securities may not be backed by the full faith and credit of the U.S. government and are supported only by the credit of the issuer.

The values of and the income generated by most debt securities held by the fund may be affected by changing market interest rates and prepayment risk. For example, as with other debt securities, the value of U.S. government securities generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest but may be subject to greater price fluctuations than shorter maturity securities.

A security backed by the U.S. Treasury or the full faith and credit of the
United States is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for such securities will fluctuate with changes in interest rates.

In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity. This is known as prepayment risk. Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and prepay their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

----
44  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  U.S. GOVERNMENT/AAA-RATED SECURITIES FUND
----


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

 1999    2000   2001   2002   2003   2004   2005   2006   2007   2008
------  ------ ------ ------ ------ ------ ------ ------ ------  -----
-0.53%  11.69%  7.24%  9.45%  2.51%  3.58%  2.70%  3.95%  6.83%  7.84%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   5.23% (quarter ended December 31, 2008)
LOWEST   -1.76% (quarter ended June 30, 2004)

For periods ended December 31, 2008:

                                    CITIGROUP    LIPPER
                                    TREASURY/   GENERAL
                                      GOVT.       U.S.
                                    SPONSORED/ GOVERNMENT
                                     MORTGAGE    FUNDS
AVERAGE ANNUAL TOTAL RETURNS  FUND   INDEX/1/  AVERAGE/2/ CPI/3/
----------------------------------------------------------------

        1 year                7.84%   10.54%     7.27%    0.09%
----------------------------------------------------------------
        5 years                4.96     5.87      4.27     2.67
----------------------------------------------------------------
        10 years               5.47     6.12      4.74     2.52
----------------------------------------------------------------
        Lifetime/4/            7.05     7.84      6.43     2.89

/1/Citigroup Treasury/Government Sponsored/Mortgage Index (formerly Salomon
   Smith Barney Treasury/Government Sponsored/Mortgage Index) is a
   market-weighted index that includes U.S. Treasury and agency securities, as well as FNMAs, FHLMCs and GNMAs. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

/2/Lipper General U.S. Government Funds Average is composed of funds that invest primarily in U.S. government and agency issues. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the fund for portfolio transactions, but do not reflect the effect of sales charges or taxes.

/3/Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the
   U.S. Department of Labor, Bureau of Labor Statistics.

/4/Lifetime results are from December 2, 1985, the date the fund began investment operations.

                                                                                         ---
U.S. GOVERNMENT/AAA-RATED SECURITIES FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  45
                                                                                         ---


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)  CLASS 1
-------------------------------------------------------------------------

             Management fees*                                      0.42%
-------------------------------------------------------------------------
             Other expenses                                         0.01
-------------------------------------------------------------------------
             Total annual fund operating expenses*                  0.43

*The fund's investment adviser waived a portion of its management fee from
 September 1, 2004 through December 31, 2008. Management fees and total expenses in the table do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

         1 YEAR 3 YEARS 5 YEARS 10 YEARS
----------------------------------------

Class 1   $44    $138    $241     $542

----
46  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  U.S. GOVERNMENT/AAA-RATED SECURITIES FUND
----


CASH MANAGEMENT FUND

RISK/RETURN SUMMARY

The fund seeks to provide you with an opportunity to earn income on your cash reserves while preserving the value of your investment and maintaining liquidity. Normally, the fund invests substantially in high-quality money market instruments such as commercial paper, commercial bank obligations, savings association obligations, U.S. or Canadian government securities, and short-term corporate bonds and notes. The value of the securities held by the fund may be affected by changing interest rates and by changes in credit ratings of the securities. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. These securities may have credit and liquidity enhancements. Changes in the credit quality of banks and financial institutions providing these enhancements could cause the fund to experience a loss and may affect its share price.

In addition, the fund may invest in securities issued by entities domiciled outside the United States or Canada, or in securities with credit and liquidity support features provided by entities domiciled outside the United States or
Canada. These securities may be affected by unfavorable political, economic or governmental developments that could affect the repayment of principal or the payment of interest. Securities of U.S. issuers with substantial operations outside the United States may also be subject to similar risks.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

The fund is not managed to maintain a stable net asset value of $1 per share.

                                                                             ---
         CASH MANAGEMENT FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  47
                                                                             ---


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year, as well as average annual total returns for various periods.
This information provides some indication of the risks of investing in the fund. Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

1999   2000   2001   2002   2003   2004   2005   2006   2007   2008
-----  -----  -----  -----  -----  -----  -----  -----  -----  -----
4.83%  6.04%  3.66%  1.24%  0.67%  0.96%  2.97%  4.81%  4.95%  2.15%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST  1.57% (quarter ended December 31, 2000)
LOWEST   0.09% (quarter ended March 31, 2004)

For periods ended December 31, 2008:

AVERAGE ANNUAL TOTAL RETURNS  FUND
-----------------------------------

         1 year               2.15%
-----------------------------------
         5 years               3.16
-----------------------------------
         10 years              3.21
-----------------------------------
         Lifetime*             4.81

*Lifetime results are from February 8, 1984, the date the fund began investment operations.

----
48  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  CASH MANAGEMENT FUND
----


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)  CLASS 1
-------------------------------------------------------------------------

             Management fees*                                      0.32%
-------------------------------------------------------------------------
             Other expenses                                         0.00
-------------------------------------------------------------------------
             Total annual fund operating expenses*                  0.32

*The fund's investment adviser waived a portion of its management fee from
 September 1, 2004 through December 31, 2008. Management fees and total expenses in the table do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

         1 YEAR 3 YEARS 5 YEARS 10 YEARS
----------------------------------------

Class 1   $33    $103    $180     $406

                                                                             ---
         CASH MANAGEMENT FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  49
                                                                             ---


CASH POSITION AND TEMPORARY INVESTMENTS

The funds may also hold cash or money market instruments, the amount of which will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, a fund may hold all, or a significant portion, of its assets in cash, money market instruments or other securities that may be deemed appropriate by the fund's investment adviser. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices.

A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

MANAGEMENT AND ORGANIZATION

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the Series and other mutual funds, including the American Funds. Capital Research and
Management Company is a wholly owned subsidiary of The Capital Group Companies,
Inc. and is located at 333 South Hope Street, Los Angeles, California 90071,
and 6455 Irvine Center Drive, Irvine, California 92618. Capital Research and
Management Company manages the investment portfolios and business affairs of the Series. The total management fee paid by each fund for the previous fiscal year (or, in the case of International Growth and Income Fund, the management fee to be paid for the current fiscal year), expressed as a percentage of average net assets of that fund, appear in the Annual Fund Operating Expenses table for each fund. A more detailed description of the investment advisory and service agreement between the Series and the investment adviser is included in the Series' statement of additional information. A discussion regarding the basis for the approval of the Series' investment advisory and service agreement by the Series' board of trustees is contained in the Series' annual report to shareholders for the fiscal year ended December 31, 2008.

Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global
Investors, and manages fixed-income assets through its Fixed Income division.
Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

Rather than remain as investment divisions, Capital World Investors and Capital
Research Global Investors may be incorporated into wholly owned subsidiaries of
Capital Research and Management Company. In that event, Capital Research and
Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries. Capital Research and Management Company and the funds it advises have applied to the Securities and Exchange Commission for an exemptive order that would give Capital Research and Management Company the authority to use, upon approval of the funds' boards, its management subsidiaries and affiliates to provide day-to-day investment management services to the funds, including making changes to the management subsidiaries and affiliates providing such services. Approval by the funds' shareholders would be required before any authority granted under an exemptive order could be exercised. There is no assurance that Capital Research and Management
Company will incorporate its investment divisions or seek a shareholder vote to exercise any authority, if granted, under an exemptive order.

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the funds'
portfolio transactions. In selecting broker-dealers, the investment adviser strives to obtain "best execution" (the most favorable total price reasonably attainable under the circumstances) for the funds' portfolio transactions, taking into account a variety of factors. Subject to best execution, the investment adviser may consider investment research and/or brokerage services provided to the adviser in placing orders for the funds' portfolio transactions. The investment adviser may place orders for the funds' portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser or its affiliated companies; however, the investment adviser does not give consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the funds' portfolio transactions. A more detailed description of the investment adviser's policies is included in the statement of additional information.

PORTFOLIO MANAGEMENT

The Series relies on the professional judgment of its investment adviser,
Capital Research and Management Company, to make decisions about the funds'
portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent above-average long-term investment

----
50  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, including meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PORTFOLIO HOLDINGS

A description of the funds' policies and procedures regarding disclosure of information about their portfolio securities is available in the statement of additional information.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors who decide how their respective segments will be invested. In addition to the portfolio counselors below, Capital Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio.
Investment decisions are subject to a fund's objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions.

The primary individual portfolio counselors for each of the funds are:

                                                                                PRIMARY TITLE WITH
                                                                                INVESTMENT ADVISER
 PORTFOLIO COUNSELOR FOR              PORTFOLIO COUNSELOR'S ROLE IN               (OR AFFILIATE)
   THE SERIES/TITLE (IF               MANAGEMENT OF, AND EXPERIENCE               AND INVESTMENT
       APPLICABLE)                           IN, THE FUND(S)                        EXPERIENCE
----------------------------------------------------------------------------------------------------

JAMES K. DUNTON             Serves as an equity portfolio counselor for:        Senior Vice
VICE CHAIRMAN OF THE BOARD  GROWTH-INCOME FUND -- 25 years (since the           President --
                            fund's inception)                                   Capital Research
                            BLUE CHIP INCOME AND GROWTH FUND -- 8 years         Global Investors
                            (since the fund's inception)                        Investment
                                                                                professional for 47
                                                                                years, all with
                                                                                Capital Research
                                                                                and Management
                                                                                Company or affiliate
----------------------------------------------------------------------------------------------------
DONALD D. O'NEAL            Serves as an equity portfolio counselor for:        Senior Vice
PRESIDENT AND TRUSTEE       GROWTH-INCOME FUND -- 4 years                       President --
                                                                                Capital Research
                                                                                Global Investors
                                                                                Investment
                                                                                professional for 24
                                                                                years, all with
                                                                                Capital Research
                                                                                and Management
                                                                                Company or affiliate
----------------------------------------------------------------------------------------------------
ALAN N. BERRO               Serves as an equity portfolio counselor for:        Senior Vice
SENIOR VICE PRESIDENT       ASSET ALLOCATION FUND -- 9 years                    President --
                                                                                Capital World
                                                                                Investors
                                                                                Investment
                                                                                professional for 23
                                                                                years in total; 18
                                                                                years with Capital
                                                                                Research and
                                                                                Management Company
                                                                                or affiliate
----------------------------------------------------------------------------------------------------
ABNER D. GOLDSTINE          Serves as a fixed-income portfolio counselor for:   Senior Vice
SENIOR VICE PRESIDENT       HIGH-INCOME BOND FUND -- 11 years                   President -- Fixed
                                                                                Income, Capital
                                                                                Research and
                                                                                Management Company
                                                                                Investment
                                                                                professional for 57
                                                                                years in total; 42
                                                                                years with Capital
                                                                                Research and
                                                                                Management Company
                                                                                or affiliate
----------------------------------------------------------------------------------------------------
CLAUDIA P. HUNTINGTON       Serves as an equity portfolio counselor for:        Senior Vice
SENIOR VICE PRESIDENT       GROWTH-INCOME FUND -- 16 years (plus 5 years of     President --
                            prior experience as an investment analyst for the   Capital Research
                            fund)                                               Global Investors
                            GLOBAL DISCOVERY FUND -- 8 years (since the         Investment
                            fund's inception)                                   professional for 36
                                                                                years in total; 34
                                                                                years with Capital
                                                                                Research and
                                                                                Management Company
                                                                                or affiliate
----------------------------------------------------------------------------------------------------
JOHN H. SMET                Serves as a fixed-income portfolio counselor for:   Senior Vice
SENIOR VICE PRESIDENT       U.S. GOVERNMENT/AAA-RATED SECURITIES                President -- Fixed
                            FUND -- 17 years                                    Income, Capital
                                                                                Research and
                                                                                Management Company
                                                                                Investment
                                                                                professional for 27
                                                                                years in total; 26
                                                                                years with Capital
                                                                                Research and
                                                                                Management Company
                                                                                or affiliate
----------------------------------------------------------------------------------------------------
CARL M. KAWAJA              Serves as an equity portfolio counselor for:        Senior Vice
VICE PRESIDENT              NEW WORLD FUND -- 10 years (since the fund's        President --
                            inception)                                          Capital World
                                                                                Investors
                                                                                Investment
                                                                                professional for 21
                                                                                years in total; 18
                                                                                years with Capital
                                                                                Research and
                                                                                Management Company
                                                                                or affiliate
----------------------------------------------------------------------------------------------------
SUNG LEE                    Serves as an equity portfolio counselor for:        Senior Vice
VICE PRESIDENT              INTERNATIONAL FUND -- 4 years                       President --
                            INTERNATIONAL GROWTH AND INCOME                     Capital Research
                            FUND -- 1 year (since the fund's inception)         Global Investors
                                                                                Investment
                                                                                professional for 15
                                                                                years, all with
                                                                                Capital Research
                                                                                and Management
                                                                                Company or affiliate
----------------------------------------------------------------------------------------------------
ROBERT W. LOVELACE          Serves as an equity portfolio counselor for:        Senior Vice
VICE PRESIDENT              GLOBAL GROWTH FUND -- 12 years (since the           President --
                            fund's inception)                                   Capital World
                            NEW WORLD FUND -- 10 years (since the fund's        Investors
                            inception)                                          Investment
                                                                                professional for 24
                                                                                years, all with
                                                                                Capital Research
                                                                                and Management
                                                                                Company or affiliate

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  51
                                                                             ---


                                                                                    PRIMARY TITLE WITH
 PORTFOLIO COUNSELOR FOR              PORTFOLIO COUNSELOR'S ROLE IN               INVESTMENT ADVISER (OR
   THE SERIES/TITLE (IF               MANAGEMENT OF, AND EXPERIENCE              AFFILIATE) AND INVESTMENT
       APPLICABLE)                          IN, THE FUND(S)                             EXPERIENCE
-------------------------------------------------------------------------------------------------------------

C. ROSS SAPPENFIELD         SERVES AS AN EQUITY PORTFOLIO COUNSELOR FOR:       Senior Vice President --
VICE PRESIDENT              GROWTH-INCOME FUND -- 10 years                     Capital Research Global
                            BLUE CHIP INCOME AND GROWTH FUND -- 8 years        Investors
                            (since the fund's inception)                       Investment professional for
                                                                               17 years, all with Capital
                                                                               Research and Management
                                                                               Company or affiliate
-------------------------------------------------------------------------------------------------------------
SUSAN M. TOLSON             Serves as a fixed-income portfolio counselor for:  Senior Vice President --
VICE PRESIDENT              HIGH-INCOME BOND FUND -- 14 years (plus 2 years    Fixed Income, Capital
                            of prior experience as an investment analyst for   Research and Management
                            the fund)                                          Company
                            ASSET ALLOCATION FUND -- 9 years                   Investment professional for
                            GLOBAL BOND FUND -- 3 years (since the fund's      21 years in total; 19 years
                            inception)                                         with Capital Research and
                                                                               Management Company or
                                                                               affiliate
-------------------------------------------------------------------------------------------------------------
DAVID C. BARCLAY            Serves as a fixed-income portfolio counselor for:  Senior Vice President --
                            HIGH-INCOME BOND FUND -- 16 years                  Fixed Income, Capital
                            NEW WORLD FUND -- 10 years (since the fund's       Research and Management
                            inception)                                         Company
                            BOND FUND -- 11 years                              Investment professional for
                                                                               28 years in total; 21 years
                                                                               with Capital Research and
                                                                               Management Company or
                                                                               affiliate
-------------------------------------------------------------------------------------------------------------
DONNALISA BARNUM            Serves as an equity portfolio counselor for:       Senior Vice President --
                            GROWTH FUND -- 6 years                             Capital World Investors
                                                                               Investment professional for
                                                                               27 years in total; 22 years
                                                                               with Capital Research and
                                                                               Management Company or
                                                                               affiliate
-------------------------------------------------------------------------------------------------------------
CHRISTOPHER D. BUCHBINDER   Serves as an equity portfolio counselor for:       Senior Vice President --
                            BLUE CHIP INCOME AND GROWTH FUND -- 2 years        Capital Research Global
                                                                               Investors
                                                                               Investment professional for
                                                                               14 years, all with Capital
                                                                               Research and Management
                                                                               Company or affiliate
-------------------------------------------------------------------------------------------------------------
GORDON CRAWFORD             Serves as an equity portfolio counselor for:       Senior Vice President --
                            GLOBAL SMALL CAPITALIZATION FUND --                Capital Research Global
                            11 years (since the fund's inception)              Investors
                            GLOBAL DISCOVERY FUND -- 4 years                   Investment professional for
                                                                               38 years, all with Capital
                                                                               Research and Management
                                                                               Company or affiliate
-------------------------------------------------------------------------------------------------------------
MARK H. DALZELL             Serves as a fixed-income portfolio counselor for:  Senior Vice President --
                            BOND FUND -- 4 years                               Fixed Income, Capital
                            GLOBAL BOND FUND -- 3 years (since the fund's      Research and Management
                            inception)                                         Company
                                                                               Investment professional for
                                                                               31 years in total; 21 years
                                                                               with Capital Research and
                                                                               Management Company or
                                                                               affiliate
-------------------------------------------------------------------------------------------------------------
MARK E. DENNING             Serves as an equity portfolio counselor for:       Senior Vice President --
                            GLOBAL SMALL CAPITALIZATION FUND --  11 years      Capital Research Global
                            (since the fund's inception)                       Investors
                            GLOBAL DISCOVERY FUND -- 4 years                   Investment professional for
                                                                               27 years, all with Capital
                                                                               Research and Management
                                                                               Company or affiliate
-------------------------------------------------------------------------------------------------------------
J. BLAIR FRANK              Serves as an equity portfolio counselor for:       Senior Vice President --
                            GLOBAL SMALL CAPITALIZATION FUND --  6 years       Capital Research Global
                            GROWTH-INCOME FUND -- 3 years                      Investors
                                                                               Investment professional for
                                                                               16 years in total; 15 years
                                                                               with Capital Research and
                                                                               Management Company or
                                                                               affiliate
-------------------------------------------------------------------------------------------------------------
NICHOLAS J. GRACE           Serves as an equity portfolio counselor for:       Senior Vice President --
                            GLOBAL GROWTH FUND -- 7 years (plus 4 years of     Capital World Investors
                            prior experience as an investment analyst for the  Investment professional for
                            fund)                                              19 years in total; 15 years
                                                                               with Capital Research and
                                                                               Management Company or
                                                                               affiliate
-------------------------------------------------------------------------------------------------------------
ALWYN W. HEONG              Serves as an equity portfolio counselor for:       Senior Vice President --
                            INTERNATIONAL FUND -- 13 years                     Capital Research Global
                                                                               Investors
                                                                               Investment professional for
                                                                               21 years in total; 17 years
                                                                               with Capital Research and
                                                                               Management Company or
                                                                               affiliate
-------------------------------------------------------------------------------------------------------------
DAVID A. HOAG               Serves as a fixed-income portfolio counselor for:  Senior Vice
                            BOND FUND -- 2 years                               President -- Fixed Income,
                                                                               Capital Research and
                                                                               Management Company
                                                                               Investment professional for
                                                                               21 years in total; 18 years
                                                                               with Capital Research and
                                                                               Management Company or
                                                                               affiliate
-------------------------------------------------------------------------------------------------------------
THOMAS H. HOGH              Serves as a fixed-income portfolio counselor for:  Senior Vice President --
                            GLOBAL BOND FUND -- 3 years (since the fund's      Fixed Income, Capital
                            inception)                                         Research Company
                            U.S. GOVERNMENT/AAA-RATED SECURITIES               Investment professional for
                            FUND -- 12 years                                   22 years in total; 19 years
                            BOND FUND -- 2 years                               with Capital Research and
                                                                               Management Company or
                                                                               affiliate
-------------------------------------------------------------------------------------------------------------
GREGG E. IRELAND            Serves as an equity portfolio counselor for:       Senior Vice President --
                            GLOBAL GROWTH AND INCOME FUND -- 3 years           Capital World Investors
                            (since the fund's inception)                       Investment professional for
                            GROWTH FUND -- 3 years                             37 years, all with Capital
                                                                               Research and Management
                                                                               Company or affiliate

----
52  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


 PORTFOLIO COUNSELOR FOR              PORTFOLIO COUNSELOR'S ROLE IN            PRIMARY TITLE WITH INVESTMENT
   THE SERIES/TITLE (IF               MANAGEMENT OF, AND EXPERIENCE               ADVISER (OR AFFILIATE)
       APPLICABLE)                          IN, THE FUND(S)                      AND INVESTMENT EXPERIENCE
-------------------------------------------------------------------------------------------------------------

GREGORY D. JOHNSON          Serves as an equity portfolio counselor for:       Senior Vice President --
                            GROWTH FUND -- 2 years                             Capital World Investors
                                                                               Investment professional for
                                                                               15 years, all with Capital
                                                                               Research and Management
                                                                               Company or affiliate
-------------------------------------------------------------------------------------------------------------
MICHAEL T. KERR             Serves as an equity portfolio counselor for:       Senior Vice President --
                            GROWTH FUND -- 4 years                             Capital World Investors
                                                                               Investment professional for
                                                                               25 years in total; 23 years
                                                                               with Capital Research and
                                                                               Management Company or
                                                                               affiliate
-------------------------------------------------------------------------------------------------------------
HAROLD H. LA                Serves as an equity portfolio counselor for:       Vice President -- Capital
                            GLOBAL SMALL CAPITALIZATION FUND -- 1 year         Research Global Investors
                                                                               Investment professional for
                                                                               11 years in total; 10 years
                                                                               with Capital Research and
                                                                               Management Company or
                                                                               affiliate
-------------------------------------------------------------------------------------------------------------
JEFFREY T. LAGER            Serves as an equity portfolio counselor for:       Senior Vice President --
                            ASSET ALLOCATION FUND -- 2 years                   Capital World Investors
                                                                               Investment professional for
                                                                               14 years in total; 13 years
                                                                               with Capital Research and
                                                                               Management Company or
                                                                               affiliate
-------------------------------------------------------------------------------------------------------------
MARCUS B. LINDEN            Serves as a fixed-income portfolio counselor for:  Senior Vice President --
                            HIGH-INCOME BOND FUND -- 2 years                   Fixed Income, Capital
                                                                               Research Company
                                                                               Investment professional for
                                                                               14 years in total; 13 years
                                                                               with Capital Research and
                                                                               Management Company or
                                                                               affiliate
-------------------------------------------------------------------------------------------------------------
JAMES B. LOVELACE           Serves as an equity portfolio counselor for:       Senior Vice President --
                            BLUE CHIP INCOME AND GROWTH FUND -- 2 years        Capital Research Global
                                                                               Investors
                                                                               Investment professional for
                                                                               27 years, all with Capital
                                                                               Research and Management
                                                                               Company or affiliate
-------------------------------------------------------------------------------------------------------------
JESPER LYCKEUS              Serves as an equity portfolio counselor for:       Senior Vice President --
                            INTERNATIONAL FUND -- 2 years (plus 8 years of     Capital Research Global
                            prior experience as an investment analyst for the  Investors
                            fund)                                              Investment professional for
                            INTERNATIONAL GROWTH AND INCOME                    14 years in total; 13 years
                            FUND -- 1 year (since the fund's inception)        with Capital Research and
                                                                               Management Company or
                                                                               affiliate
-------------------------------------------------------------------------------------------------------------
MARK R. MACDONALD           SERVES AS A FIXED-INCOME PORTFOLIO COUNSELOR FOR:  Senior Vice President --
                            U.S. GOVERNMENT/AAA-RATED SECURITIES FUND --       Fixed Income, Capital
                            3 years                                            Research and Management
                                                                               Company
                                                                               Investment professional for
                                                                               24 years in total; 15 years
                                                                               with Capital Research and
                                                                               Management Company or
                                                                               affiliate
-------------------------------------------------------------------------------------------------------------
RONALD B. MORROW            SERVES AS AN EQUITY PORTFOLIO COUNSELOR FOR:       Senior Vice President --
                            GROWTH FUND -- 6 years (plus 6 years of prior      Capital World Investors
                            experience as an investment analyst for the fund)  Investment professional for
                                                                               40 years in total; 11 years
                                                                               with Capital Research and
                                                                               Management Company or
                                                                               affiliate
-------------------------------------------------------------------------------------------------------------
JAMES R. MULALLY            SERVES AS A FIXED-INCOME PORTFOLIO COUNSELOR FOR:  Senior Vice President --
                            ASSET ALLOCATION FUND -- 3 years                   Fixed Income, Capital
                            GLOBAL BOND FUND -- 1 year                         Research and Management
                                                                               Company
                                                                               Investment professional for
                                                                               33 years in total; 29 years
                                                                               with Capital Research and
                                                                               Management Company or
                                                                               affiliate
-------------------------------------------------------------------------------------------------------------
DAVID M. RILEY              SERVES AS AN EQUITY PORTFOLIO COUNSELOR FOR:       Senior Vice President --
                            INTERNATIONAL GROWTH AND INCOME                    Capital Research Global
                            FUND -- 1 year (since the fund's inception)        Investors
                                                                               Investment professional for
                                                                               15 years, all with Capital
                                                                               Research and Management
                                                                               Company
-------------------------------------------------------------------------------------------------------------
EUGENE P. STEIN             Serves as an equity portfolio counselor for:       Senior Vice President --
                            ASSET ALLOCATION FUND -- 1 year                    Capital World Investors
                                                                               Investment professional for
                                                                               38 years in total; 37 years
                                                                               with Capital Research and
                                                                               Management Company or
                                                                               affiliate
-------------------------------------------------------------------------------------------------------------
ANDREW B. SUZMAN            Serves as an equity portfolio counselor for:       Senior Vice President --
                            GLOBAL GROWTH AND INCOME FUND -- less than         Capital World Investors
                            1 year                                             Investment professional for
                                                                               16 years, all with Capital
                                                                               Research and Management
                                                                               Company or affiliate
-------------------------------------------------------------------------------------------------------------
CHRISTOPHER M. THOMSEN      SERVES AS AN EQUITY PORTFOLIO COUNSELOR FOR:       Senior Vice President --
                            INTERNATIONAL FUND -- 3 years                      Capital Research Global
                                                                               Investors
                                                                               Investment professional for
                                                                               12 years, all with Capital
                                                                               Research and Management
                                                                               Company or affiliate
-------------------------------------------------------------------------------------------------------------
STEVEN T. WATSON            SERVES AS AN EQUITY PORTFOLIO COUNSELOR FOR:       Senior Vice President --
                            GLOBAL GROWTH FUND -- 7 years (plus 4 years of     Capital World Investors
                            prior experience as an investment analyst for the  Investment professional for
                            fund)                                              22 years in total; 19 years
                            GLOBAL GROWTH AND INCOME FUND --3 years            with Capital Research and
                            (since the fund's inception)                       Management Company or
                                                                               affiliate
-------------------------------------------------------------------------------------------------------------

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  53
                                                                             ---


 PORTFOLIO COUNSELOR FOR              PORTFOLIO COUNSELOR'S ROLE IN            PRIMARY TITLE WITH INVESTMENT
   THE SERIES/TITLE (IF               MANAGEMENT OF, AND EXPERIENCE               ADVISER (OR AFFILIATE)
       APPLICABLE)                          IN, THE FUND(S)                      AND INVESTMENT EXPERIENCE
-------------------------------------------------------------------------------------------------------------

PAUL A. WHITE               SERVES AS AN EQUITY PORTFOLIO COUNSELOR FOR:       Senior Vice President --
                            GLOBAL GROWTH FUND -- 5 years (plus 5 years of     Capital World Investors
                            prior experience as an investment analyst for the  Investment professional for
                            fund)                                              21 years in total; 10 years
                                                                               with Capital Research and
                                                                               Management Company or
                                                                               affiliate
-------------------------------------------------------------------------------------------------------------
DYLAN J. YOLLES             Serves as an equity portfolio counselor for:       Senior Vice President --
                            GROWTH-INCOME FUND -- 3 years                      Capital Research Global
                                                                               Investors
                                                                               Investment professional for
                                                                               12 years in total; 9 years
                                                                               with Capital Research and
                                                                               Management Company or
                                                                               affiliate

Additional information regarding the portfolio counselors' compensation, holdings in other accounts and ownership of securities in American Funds
Insurance Series can be found in the statement of additional information.

PURCHASES AND REDEMPTIONS OF SHARES

Shares of the Series are currently offered only to insurance company separate accounts as well as so-called "feeder funds" under master-feeder arrangements sponsored by insurance companies. All such shares may be purchased or redeemed by the separate accounts (or feeder funds) at net asset value without any sales or redemption charges. Such purchases and redemptions are made promptly after corresponding purchases and redemptions of units of the separate accounts (or feeder funds).

FREQUENT TRADING OF FUND SHARES

The Series and American Funds Distributors, Inc., the Series' distributor, reserve the right to reject any purchase order for any reason. The funds are not designed to serve as vehicles for frequent trading. Frequent trading of fund shares may lead to increased costs to the funds and less efficient management of the funds' portfolios, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the Series or American
Funds Distributors, Inc. has determined could involve actual or potential harm to a fund may be rejected.

The Series, through its transfer agent, American Funds Service Company, maintains surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized.
American Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the funds will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts, and to comply with applicable laws.

In addition to the Series' broad ability to restrict potentially harmful trading as described previously, the Series' board of trustees has adopted a
"purchase blocking policy" under which any contract owner redeeming units representing a beneficial interest in any fund other than Cash Management Fund
(including redemptions that are part of an exchange transaction) having a value of $5,000 or more will be precluded from investing units of beneficial interest in that fund (including investments that are part of an exchange transaction)
for 30 calendar days after the redemption transaction. Under this purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: systematic redemptions and purchases where the entity maintaining the contract owner's account is able to identify the transaction as a systematic redemption or purchase; purchases and redemptions of units representing a beneficial interest in a fund having a value of less than $5,000; retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper's system; and purchase transactions involving transfers of assets, where the entity maintaining the contract owner's account is able to identify the transaction as one of these types of transactions.

The Series reserves the right to waive the purchase blocking policy in those instances where American Funds Service Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

American Funds Service Company may work with the insurance company separate accounts to apply their procedures which American Funds Service Company believes are reasonably designed to enforce the frequent trading policies of the Series. You should refer to disclosures provided by the insurance company with which you have a contract to determine the specific trading restrictions that apply to you.

----
54  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the insurance company separate account and request that the separate account either provide information regarding an account owner's transactions or restrict the account owner's trading. If American Funds Service Company is not satisfied that insurance company separate account has taken appropriate action, American Funds
Service Company may terminate the separate account's ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

NOTWITHSTANDING THE SERIES' SURVEILLANCE PROCEDURES AND PURCHASE BLOCKING
POLICY, ALL TRANSACTIONS IN FUND SHARES REMAIN SUBJECT TO THE SERIES' AND
AMERICAN FUNDS DISTRIBUTORS, INC.'S RIGHT TO RESTRICT POTENTIALLY ABUSIVE
TRADING GENERALLY (INCLUDING THE TYPES OF TRANSACTIONS DESCRIBED ABOVE THAT
WILL NOT BE PREVENTED OR TRIGGER A BLOCK UNDER THE PURCHASE BLOCKING POLICY).
SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR MORE INFORMATION ABOUT HOW
AMERICAN FUNDS SERVICE COMPANY MAY ADDRESS OTHER POTENTIALLY ABUSIVE TRADING
ACTIVITY IN THE SERIES.

VALUING SHARES

Each fund calculates its share price, also called net asset value, each day the
New York Stock Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the funds have adopted procedures for making "fair value" determinations if market quotations are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the securities in the funds' portfolios that principally trade in those international markets, those securities will be valued in accordance with fair value procedures. Use of these procedures is intended to result in more appropriate net asset values. In addition, such use will reduce, if not eliminate, potential arbitrage opportunities otherwise available to short-term investors.

Because certain of the funds may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the funds do not price their shares, the value of securities held in the funds may change on days when you will not be able to purchase or redeem fund shares.

Shares of the funds will be purchased or sold at the net asset value next determined after receipt of requests from the appropriate insurance company.

PLANS OF DISTRIBUTION

The Series has adopted plans of distribution or "12b-1 plans" for Class 2 and
Class 3 shares. Under these plans, the Series may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the Series' board of trustees. The plans provide for annual expenses of .25% for Class 2 shares and .18% for Class 3 shares. For these share classes, amounts paid under the 12b-1 plans are used by insurance company contract issuers to cover the expenses of certain contract owner services. The
12b-1 fees paid by the Series, as a percentage of average net assets, for the previous fiscal year, are indicated above in the Annual Fund Operating Expenses table for each fund. Since these fees are paid out of the Series' assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment.

DISTRIBUTIONS AND TAXES

Each fund of the Series intends to qualify as a "regulated investment company"
under the Internal Revenue Code. In any fiscal year in which a fund so qualifies and distributes to shareholders its investment company taxable income and net realized capital gain, the fund itself is relieved of federal income tax.

It is the Series' policy to distribute to the shareholders (the insurance company separate accounts) all of its investment company taxable income and capital gain for each fiscal year.

See the applicable contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  55
                                                                             ---


FINANCIAL HIGHLIGHTS/1/

The Financial Highlights table is intended to help you understand the funds'
results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by PricewaterhouseCoopers
LLP, whose report, along with the funds' financial statements, is included in the statement of additional information, which is available upon request.
Figures shown do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would be lower.

                    (Loss) income from investment operations/2/      Dividends and distributions
                    ------------------------------------------  -------------------------------------

                                   Net (losses)
          Net asset    Net           gains on                   Dividends                    Total     Net asset
           value,   investment   securities (both   Total from  (from net  Distributions   dividends    value,
Period    beginning   income       realized and     investment  investment (from capital      and       end of    Total
ended     of period   (loss)       unrealized)      operations   income)      gains)     distributions  period   return/3/

Global Discovery Fund
---------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/08   $14.09      $.15           $(6.37)         $(6.22)     $(.12)      $ (.30)       $ (.42)     $ 7.45    (45.02)%
12/31/07    13.05       .17             2.07            2.24       (.16)       (1.04)        (1.20)      14.09     17.55
12/31/06    11.63       .15             1.89            2.04       (.13)        (.49)         (.62)      13.05     17.66
12/31/05    10.79       .14             1.05            1.19       (.11)        (.24)         (.35)      11.63     11.07
12/31/04     9.94       .08              .98            1.06       (.09)        (.12)         (.21)      10.79     10.72
CLASS 2
12/31/08    14.02       .12            (6.32)          (6.20)      (.09)        (.30)         (.39)       7.43    (45.09)
12/31/07    13.00       .14             2.05            2.19       (.13)       (1.04)        (1.17)      14.02     17.22
12/31/06    11.59       .11             1.89            2.00       (.10)        (.49)         (.59)      13.00     17.41
12/31/05    10.76       .11             1.05            1.16       (.09)        (.24)         (.33)      11.59     10.80
12/31/04     9.92       .06              .97            1.03       (.07)        (.12)         (.19)      10.76     10.43

Global Growth Fund
---------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/08   $25.15      $.47           $(9.50)         $(9.03)     $(.41)      $(1.75)       $(2.16)     $13.96    (38.23)%
12/31/07    23.44       .51             2.98            3.49       (.76)       (1.02)        (1.78)      25.15     15.16
12/31/06    19.63       .41             3.62            4.03       (.22)          --          (.22)      23.44     20.73
12/31/05    17.31       .28             2.19            2.47       (.15)          --          (.15)      19.63     14.37
12/31/04    15.30       .18             1.92            2.10       (.09)          --          (.09)      17.31     13.80
CLASS 2
12/31/08    25.00       .42            (9.43)          (9.01)      (.36)       (1.75)        (2.11)      13.88    (38.39)
12/31/07    23.29       .45             2.95            3.40       (.67)       (1.02)        (1.69)      25.00     14.85
12/31/06    19.52       .36             3.59            3.95       (.18)          --          (.18)      23.29     20.43
12/31/05    17.23       .23             2.18            2.41       (.12)          --          (.12)      19.52     14.07
12/31/04    15.25       .14             1.91            2.05       (.07)          --          (.07)      17.23     13.49

Global Small Capitalization Fund
---------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/08   $27.20      $.19          $(13.33)        $(13.14)      $ --       $(2.88)       $(2.88)     $11.18    (53.39)%
12/31/07    24.87       .12             5.27            5.39       (.90)       (2.16)        (3.06)      27.20     21.73
12/31/06    21.29       .19             4.74            4.93       (.14)       (1.21)        (1.35)      24.87     24.35
12/31/05    17.14       .13             4.23            4.36       (.21)          --          (.21)      21.29     25.66
12/31/04    14.15       .02             2.97            2.99         --           --            --       17.14     21.13
CLASS 2
12/31/08    26.95       .14           (13.18)         (13.04)        --        (2.88)        (2.88)      11.03    (53.52)
12/31/07    24.64       .05             5.22            5.27       (.80)       (2.16)        (2.96)      26.95     21.43
12/31/06    21.12       .14             4.70            4.84       (.11)       (1.21)        (1.32)      24.64     24.05
12/31/05    17.02       .09             4.19            4.28       (.18)          --          (.18)      21.12     25.35
12/31/04    14.08      (.01)            2.95            2.94         --           --            --       17.02     20.88

                       Ratio of   Ratio of    Ratio of
                       expenses   expenses      net
          Net assets, to average to average    income
            end of    net assets net assets  (loss) to
Period    period (in    before     after      average
ended      millions)    waiver   waiver/3/  net assets/3/

Global Discovery Fund
--------------------------------------------------------------------------------
CLASS 1
12/31/08      $ 18        .60%       .55%       1.33%
12/31/07        35        .60        .54        1.25
12/31/06        28        .62        .56        1.19
12/31/05        22        .61        .56        1.27
12/31/04        20        .61        .60         .81
CLASS 2
12/31/08       131        .85        .80        1.08
12/31/07       240        .85        .79         .98
12/31/06       151        .87        .81         .94
12/31/05        89        .86        .81        1.04
12/31/04        51        .86        .85         .60

Global Growth Fund
--------------------------------------------------------------------------------
CLASS 1
12/31/08    $  675        .55%       .50%       2.37%
12/31/07       684        .55        .50        2.06
12/31/06       278        .58        .53        1.95
12/31/05       206        .62        .57        1.56
12/31/04       202        .65        .64        1.15
CLASS 2
12/31/08     3,198        .80        .75        2.12
12/31/07     5,180        .80        .75        1.84
12/31/06     4,015        .83        .78        1.71
12/31/05     2,617        .87        .82        1.30
12/31/04     1,796        .90        .89         .92

Global Small Capitalization Fund
---------------------------------------------------------------------------------------------------
CLASS 1
12/31/08    $  306        .74%       .67%       1.01%
12/31/07       369        .73        .66         .45
12/31/06       247        .77        .69         .82
12/31/05       231        .79        .73         .72
12/31/04       193        .81        .80         .15
CLASS 2
12/31/08     1,748        .99        .92         .70
12/31/07     3,975        .98        .91         .20
12/31/06     2,927       1.02        .94         .61
12/31/05     1,977       1.04        .97         .49
12/31/04     1,198       1.06       1.05        (.07)

----
56  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


                       (Loss) income from investment operations/2/      Dividends and distributions
                       ------------------------------------------  -------------------------------------

                                      Net (losses)
             Net asset    Net           gains on                   Dividends                    Total     Net asset
              value,   investment   securities (both   Total from  (from net  Distributions   dividends    value,
Period       beginning   income       realized and     investment  investment (from capital      and       end of    Total
ended        of period   (loss)       unrealized)      operations   income)      gains)     distributions  period   return/3/

Growth Fund
------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/08      $67.22      $.63          $(27.52)        $(26.89)     $(.56)      $(6.26)       $(6.82)     $33.51    (43.83)%
12/31/07       64.51       .68             7.44            8.12       (.68)       (4.73)        (5.41)      67.22     12.64
12/31/06       59.36       .70             5.46            6.16       (.63)        (.38)        (1.01)      64.51     10.48
12/31/05       51.39       .46             8.00            8.46       (.49)          --          (.49)      59.36     16.50
12/31/04       45.74       .32             5.51            5.83       (.18)          --          (.18)      51.39     12.75
CLASS 2
12/31/08       66.72       .50           (27.27)         (26.77)      (.42)       (6.26)        (6.68)      33.27    (43.97)
12/31/07       64.08       .50             7.39            7.89       (.52)       (4.73)        (5.25)      66.72     12.35
12/31/06       58.98       .54             5.43            5.97       (.49)        (.38)         (.87)      64.08     10.22
12/31/05       51.10       .34             7.92            8.26       (.38)          --          (.38)      58.98     16.19
12/31/04       45.50       .23             5.45            5.68       (.08)          --          (.08)      51.10     12.50
CLASS 3
12/31/08       67.21       .54           (27.50)         (26.96)      (.45)       (6.26)        (6.71)      33.54    (43.93)
12/31/07       64.50       .55             7.45            8.00       (.56)       (4.73)        (5.29)      67.21     12.44
12/31/06       59.34       .59             5.46            6.05       (.51)        (.38)         (.89)      64.50     10.29
12/31/05       51.38       .37             7.98            8.35       (.39)          --          (.39)      59.34     16.28
12/31/04/4/    47.74       .24             3.50            3.74       (.10)          --          (.10)      51.38      7.85

International Fund
------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/08      $24.81      $.43           $(9.88)         $(9.45)     $(.40)      $(2.74)       $(3.14)     $12.22    (42.01)%
12/31/07       22.01       .43             3.95            4.38       (.41)       (1.17)        (1.58)      24.81     20.30
12/31/06       18.96       .41             3.21            3.62       (.38)        (.19)         (.57)      22.01     19.33
12/31/05       15.82       .32             3.11            3.43       (.29)          --          (.29)      18.96     21.75
12/31/04       13.41       .22             2.41            2.63       (.22)          --          (.22)      15.82     19.66
CLASS 2
12/31/08       24.72       .41            (9.85)          (9.44)      (.35)       (2.74)        (3.09)      12.19    (42.12)
12/31/07       21.94       .36             3.94            4.30       (.35)       (1.17)        (1.52)      24.72     20.02
12/31/06       18.92       .35             3.20            3.55       (.34)        (.19)         (.53)      21.94     18.98
12/31/05       15.79       .28             3.11            3.39       (.26)          --          (.26)      18.92     21.50
12/31/04       13.39       .18             2.41            2.59       (.19)          --          (.19)      15.79     19.32
CLASS 3
12/31/08       24.80       .43            (9.90)          (9.47)      (.36)       (2.74)        (3.10)      12.23    (42.10)
12/31/07       22.00       .39             3.94            4.33       (.36)       (1.17)        (1.53)      24.80     20.10
12/31/06       18.96       .37             3.20            3.57       (.34)        (.19)         (.53)      22.00     19.07
12/31/05       15.82       .29             3.11            3.40       (.26)          --          (.26)      18.96     21.54
12/31/04/4/    13.76       .20             2.05            2.25       (.19)          --          (.19)      15.82     16.45

New World Fund
------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/08      $25.88      $.43          $(10.68)        $(10.25)     $(.36)      $(1.70)       $(2.06)     $13.57    (42.20)%
12/31/07       21.56       .46             6.25            6.71       (.83)       (1.56)        (2.39)      25.88     32.53
12/31/06       16.67       .41             4.95            5.36       (.32)        (.15)         (.47)      21.56     32.88
12/31/05       13.96       .33             2.58            2.91       (.20)          --          (.20)      16.67     21.10
12/31/04       11.99       .23             2.01            2.24       (.27)          --          (.27)      13.96     19.07
CLASS 2
12/31/08       25.69       .40           (10.62)         (10.22)      (.30)       (1.70)        (2.00)      13.47    (42.37)
12/31/07       21.40       .40             6.20            6.60       (.75)       (1.56)        (2.31)      25.69     32.21
12/31/06       16.56       .36             4.92            5.28       (.29)        (.15)         (.44)      21.40     32.59
12/31/05       13.89       .29             2.56            2.85       (.18)          --          (.18)      16.56     20.74
12/31/04       11.94       .19             2.01            2.20       (.25)          --          (.25)      13.89     18.80

Blue Chip Income and Growth Fund
------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/08      $11.53      $.22           $(4.22)         $(4.00)     $(.21)       $(.65)        $(.86)     $ 6.67    (36.30)%
12/31/07       11.97       .24              .07             .31       (.36)        (.39)         (.75)      11.53      2.25
12/31/06       10.91       .20             1.63            1.83       (.16)        (.61)         (.77)      11.97     17.73
12/31/05       10.26       .18              .59             .77       (.12)          --          (.12)      10.91      7.57
12/31/04        9.41       .15              .78             .93       (.08)          --          (.08)      10.26      9.94
CLASS 2
12/31/08       11.45       .19            (4.18)          (3.99)      (.19)        (.65)         (.84)       6.62    (36.50)
12/31/07       11.87       .21              .07             .28       (.31)        (.39)         (.70)      11.45      2.03
12/31/06       10.83       .17             1.61            1.78       (.13)        (.61)         (.74)      11.87     17.42
12/31/05       10.20       .15              .58             .73       (.10)          --          (.10)      10.83      7.24
12/31/04        9.36       .13              .78             .91       (.07)          --          (.07)      10.20      9.74

                          Ratio of   Ratio of    Ratio of
                          expenses   expenses      net
             Net assets, to average to average    income
               end of    net assets net assets  (loss) to
Period       period (in    before     after      average
ended         millions)    waiver   waiver/3/  net assets/3/

Growth Fund
-----------------------------------------------------------------------------------
CLASS 1
12/31/08       $ 4,768       .33%       .30%       1.23%
12/31/07         5,051       .33        .30        1.00
12/31/06         3,503       .34        .31        1.14
12/31/05         3,709       .35        .32         .87
12/31/04         3,744       .36        .36         .68
CLASS 2
12/31/08        13,383       .58        .55         .95
12/31/07        25,359       .58        .55         .74
12/31/06        23,122       .59        .56         .89
12/31/05        18,343       .60        .57         .64
12/31/04        12,055       .61        .61         .50
CLASS 3
12/31/08           198       .51        .48        1.02
12/31/07           425       .51        .48         .81
12/31/06           451       .52        .49         .95
12/31/05           499       .53        .50         .69
12/31/04/4/        516       .54/5/     .53/5/      .54/5/

International Fund
-----------------------------------------------------------------------------------
CLASS 1
12/31/08        $1,864       .52%       .48%       2.42%
12/31/07         1,708       .52        .47        1.82
12/31/06         1,648       .54        .49        1.99
12/31/05         1,599       .57        .52        1.92
12/31/04         1,495       .60        .59        1.54
CLASS 2
12/31/08         4,901       .77        .72        2.16
12/31/07         9,719       .77        .72        1.55
12/31/06         7,260       .79        .74        1.72
12/31/05         4,790       .82        .77        1.64
12/31/04         2,752       .84        .83        1.27
CLASS 3
12/31/08            57       .70        .65        2.25
12/31/07           123       .70        .65        1.64
12/31/06           120       .72        .67        1.81
12/31/05           116       .75        .70        1.74
12/31/04/4/        115       .77/5/     .77/5/     1.45/5/

New World Fund
-----------------------------------------------------------------------------------
CLASS 1
12/31/08        $  253       .81%       .73%       2.18%
12/31/07           261       .82        .74        1.92
12/31/06           126       .88        .80        2.19
12/31/05            88       .92        .85        2.22
12/31/04            63       .93        .92        1.81
CLASS 2
12/31/08         1,044      1.06        .98        1.94
12/31/07         1,875      1.07        .99        1.69
12/31/06         1,175      1.13       1.05        1.93
12/31/05           677      1.17       1.10        1.97
12/31/04           373      1.18       1.17        1.57

Blue Chip Income and Growth Fund
------------------------------------------------------------------------------------------------------
CLASS 1
12/31/08        $  220       .43%       .39%       2.48%
12/31/07           143       .42        .38        1.95
12/31/06           159       .43        .39        1.75
12/31/05           135       .45        .41        1.73
12/31/04           129       .46        .46        1.60
CLASS 2
12/31/08         2,602       .68        .64        2.10
12/31/07         4,274       .67        .63        1.70
12/31/06         3,937       .68        .64        1.50
12/31/05         3,029       .70        .66        1.48
12/31/04         2,349       .71        .70        1.37

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  57
                                                                             ---


                       (Loss) income from investment operations/2/      Dividends and distributions
                       ------------------------------------------  -------------------------------------

                                      Net (losses)
             Net asset    Net           gains on                   Dividends                    Total     Net asset
              value,   investment   securities (both   Total from  (from net  Distributions   dividends    value,
Period       beginning   income       realized and     investment  investment (from capital      and       end of    Total
ended        of period   (loss)       unrealized)      operations   income)      gains)     distributions  period   return/3/

Global Growth and Income Fund
------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/08      $11.78      $.28           $(5.09)         $(4.81)     $ (.22)      $(.07)        $(.29)     $  6.68   (41.06)%
12/31/07       10.98       .28             1.14            1.42        (.22)       (.40)         (.62)       11.78    13.04
12/31/06/6/    10.00       .14              .91            1.05        (.07)         --          (.07)       10.98    10.49
CLASS 2
12/31/08       11.75       .26            (5.07)          (4.81)       (.20)       (.07)         (.27)        6.67   (41.17)
12/31/07       10.97       .25             1.13            1.38        (.20)       (.40)         (.60)       11.75    12.67
12/31/06/6/    10.00       .11              .92            1.03        (.06)         --          (.06)       10.97    10.30

Growth-Income Fund
------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/08      $42.52      $.69          $(15.91)        $(15.22)     $ (.69)     $(2.36)       $(3.05)     $ 24.25   (37.68)%
12/31/07       42.43       .80             1.51            2.31        (.77)      (1.45)        (2.22)       42.52     5.32
12/31/06       38.31       .77             5.03            5.80        (.72)       (.96)        (1.68)       42.43    15.51
12/31/05       36.81       .62             1.61            2.23        (.58)       (.15)         (.73)       38.31     6.08
12/31/04       33.61       .48             3.09            3.57        (.37)         --          (.37)       36.81    10.66
CLASS 2
12/31/08       42.26       .60           (15.80)         (15.20)       (.59)      (2.36)        (2.95)       24.11   (37.85)
12/31/07       42.19       .68             1.50            2.18        (.66)      (1.45)        (2.11)       42.26     5.04
12/31/06       38.12       .67             4.99            5.66        (.63)       (.96)        (1.59)       42.19    15.20
12/31/05       36.64       .53             1.60            2.13        (.50)       (.15)         (.65)       38.12     5.83
12/31/04       33.48       .41             3.06            3.47        (.31)         --          (.31)       36.64    10.37
CLASS 3
12/31/08       42.51       .64           (15.90)         (15.26)       (.62)      (2.36)        (2.98)       24.27   (37.78)
12/31/07       42.42       .73             1.50            2.23        (.69)      (1.45)        (2.14)       42.51     5.12
12/31/06       38.31       .70             5.01            5.71        (.64)       (.96)        (1.60)       42.42    15.30
12/31/05       36.80       .56             1.61            2.17        (.51)       (.15)         (.66)       38.31     5.88
12/31/04/4/    34.64       .41             2.07            2.48        (.32)         --          (.32)       36.80     7.18

International Growth and Income Fund
------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/08/7/   $10.00      $.01             $.92            $.93       $(.01)       $ --         $(.01)      $10.92     9.28%
CLASS 2
12/31/08/7/    10.00       .01              .92             .93        (.01)         --          (.01)       10.92     9.27

Asset Allocation Fund
------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/08      $18.51      $.47           $(5.70)         $(5.23)      $(.45)      $(.67)       $(1.12)     $ 12.16   (29.30)%
12/31/07       18.34       .51              .75            1.26        (.45)       (.64)        (1.09)       18.51     6.82
12/31/06       16.56       .47             1.97            2.44        (.43)       (.23)         (.66)       18.34    14.96
12/31/05       15.49       .41             1.05            1.46        (.39)         --          (.39)       16.56     9.45
12/31/04       14.58       .39              .84            1.23        (.32)         --          (.32)       15.49     8.50
CLASS 2
12/31/08       18.39       .43            (5.66)          (5.23)       (.41)       (.67)        (1.08)       12.08   (29.51)
12/31/07       18.23       .47              .74            1.21        (.41)       (.64)        (1.05)       18.39     6.55
12/31/06       16.47       .42             1.96            2.38        (.39)       (.23)         (.62)       18.23    14.66
12/31/05       15.42       .37             1.04            1.41        (.36)         --          (.36)       16.47     9.14
12/31/04       14.51       .36              .84            1.20        (.29)         --          (.29)       15.42     8.34
CLASS 3
12/31/08       18.50       .44            (5.68)          (5.24)       (.42)       (.67)        (1.09)       12.17   (29.39)
12/31/07       18.34       .48              .74            1.22        (.42)       (.64)        (1.06)       18.50     6.56
12/31/06       16.56       .44             1.97            2.41        (.40)       (.23)         (.63)       18.34    14.75
12/31/05       15.49       .38             1.05            1.43        (.36)         --          (.36)       16.56     9.26
12/31/04/4/    14.85       .36              .58             .94        (.30)         --          (.30)       15.49     6.38

Bond Fund
------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/08      $11.14      $.61           $(1.64)         $(1.03)      $(.63)      $(.03)        $(.66)      $ 9.45    (9.16)%
12/31/07       11.64       .65             (.24)            .41        (.91)         --          (.91)       11.14     3.66
12/31/06       11.31       .63              .17             .80        (.47)         --          (.47)       11.64     7.31
12/31/05       11.57       .60             (.40)            .20        (.46)         --          (.46)       11.31     1.77
12/31/04       11.34       .56              .10             .66        (.43)         --          (.43)       11.57     6.04
CLASS 2
12/31/08       11.03       .59            (1.63)          (1.04)       (.60)       (.03)         (.63)        9.36    (9.35)
12/31/07       11.53       .61             (.24)            .37        (.87)         --          (.87)       11.03     3.33
12/31/06       11.22       .60              .16             .76        (.45)         --          (.45)       11.53     6.99
12/31/05       11.48       .57             (.39)            .18        (.44)         --          (.44)       11.22     1.59
12/31/04       11.27       .53              .09             .62        (.41)         --          (.41)       11.48     5.72

                          Ratio of   Ratio of    Ratio of
                          expenses   expenses      net
             Net assets, to average to average    income
               end of    net assets net assets  (loss) to
Period       period (in    before     after      average
ended         millions)    waiver   waiver/3/  net assets/3/

Global Growth and Income Fund
------------------------------------------------------------------------------------------------------
CLASS 1
12/31/08       $    95      .62%       .56%        3.00%
12/31/07            79      .71        .58         2.37
12/31/06/6/         45      .72/5/     .65/5/      2.10/5/
CLASS 2
12/31/08         1,529      .86        .81         2.73
12/31/07         1,997      .96        .83         2.11
12/31/06/6/        638      .97/5/     .90/5/      1.64/5/

Growth-Income Fund
-----------------------------------------------------------------------------------
CLASS 1
12/31/08       $ 5,034      .28%       .25%        2.03%
12/31/07         5,618      .27        .25         1.82
12/31/06         3,759      .28        .25         1.92
12/31/05         3,825      .29        .27         1.68
12/31/04         4,213      .31        .30         1.39
CLASS 2
12/31/08        13,046      .53        .50         1.75
12/31/07        23,243      .52        .50         1.57
12/31/06        22,688      .53        .50         1.67
12/31/05        17,608      .54        .52         1.44
12/31/04        13,105      .56        .55         1.19
CLASS 3
12/31/08           205      .46        .43         1.83
12/31/07           405      .45        .43         1.64
12/31/06           458      .46        .43         1.74
12/31/05           471      .47        .45         1.50
12/31/04/4/        537      .49/5/     .48/5/      1.24/5/

International Growth and Income Fund
------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/08/7/        $12      .09%       .08%         .14%
CLASS 2
12/31/08/7/          4      .11        .11          .05

Asset Allocation Fund
-----------------------------------------------------------------------------------
CLASS 1
12/31/08        $2,243      .32%       .29%        2.98%
12/31/07         1,927      .32        .29         2.69
12/31/06         1,079      .33        .30         2.67
12/31/05           879      .35        .32         2.57
12/31/04           899      .38        .37         2.64
CLASS 2
12/31/08         4,822      .57        .54         2.70
12/31/07         7,308      .57        .54         2.45
12/31/06         6,362      .58        .55         2.42
12/31/05         5,120      .60        .57         2.31
12/31/04         3,797      .62        .62         2.42
CLASS 3
12/31/08            41      .50        .47         2.77
12/31/07            71      .50        .47         2.52
12/31/06            76      .51        .48         2.49
12/31/05            76      .53        .50         2.39
12/31/04/4/         81      .55/5/     .55/5/      2.50/5/

Bond Fund
-----------------------------------------------------------------------------------
CLASS 1
12/31/08        $2,090      .40%       .36%        5.84%
12/31/07           436      .41        .37         5.59
12/31/06           230      .43        .39         5.54
12/31/05           182      .44        .40         5.30
12/31/04           195      .45        .44         4.94
CLASS 2
12/31/08         3,432      .65        .61         5.53
12/31/07         4,679      .66        .62         5.34
12/31/06         3,374      .68        .64         5.29
12/31/05         2,312      .69        .65         5.06
12/31/04         1,759      .70        .69         4.68

----
58  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


                        (Loss) income from investment operations/2/      Dividends and distributions
                        ------------------------------------------  -------------------------------------

                                       Net (losses)
              Net asset    Net           gains on                   Dividends                    Total     Net asset
               value,   investment   securities (both   Total from  (from net  Distributions   dividends    value,
Period        beginning   income       realized and     investment  investment (from capital      and       end of    Total
ended         of period   (loss)       unrealized)      operations   income)      gains)     distributions  period   return/3/

Global Bond Fund
-------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/08       $10.83      $.48            $(.09)           $.39       $(.54)      $ --/8/       $(.54)     $10.68      3.60%
12/31/07        10.18       .49              .47             .96        (.31)        --           (.31)      10.83      9.54
12/31/06/9/     10.00       .10              .15             .25        (.07)        --           (.07)      10.18      2.52
CLASS 2
12/31/08        10.81       .44             (.07)            .37        (.52)        --/8/        (.52)      10.66      3.48
12/31/07        10.17       .47              .47             .94        (.30)        --           (.30)      10.81      9.23
12/31/06/10/    10.00       .06              .18             .24        (.07)        --           (.07)      10.17      1.99

High-Income Bond Fund
-------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/08       $11.65      $.87           $(3.64)         $(2.77)     $ (.83)      $ --         $ (.83)     $ 8.05    (23.74)%
12/31/07        12.90       .95             (.72)            .23       (1.48)        --          (1.48)      11.65      1.62
12/31/06        12.41       .92              .37            1.29        (.80)        --           (.80)      12.90     10.89
12/31/05        12.89       .85             (.55)            .30        (.78)        --           (.78)      12.41      2.46
12/31/04        12.54       .84              .32            1.16        (.81)        --           (.81)      12.89      9.83
CLASS 2
12/31/08        11.55       .84            (3.60)          (2.76)       (.80)        --           (.80)       7.99    (23.84)
12/31/07        12.79       .91             (.72)            .19       (1.43)        --          (1.43)      11.55      1.33
12/31/06        12.32       .89              .36            1.25        (.78)        --           (.78)      12.79     10.59
12/31/05        12.81       .81             (.55)            .26        (.75)        --           (.75)      12.32      2.20
12/31/04        12.47       .81              .32            1.13        (.79)        --           (.79)      12.81      9.59
CLASS 3
12/31/08        11.65       .86            (3.64)          (2.78)       (.80)        --           (.80)       8.07    (23.76)
12/31/07        12.88       .92             (.72)            .20       (1.43)        --          (1.43)      11.65      1.40
12/31/06        12.39       .90              .36            1.26        (.77)        --           (.77)      12.88     10.66
12/31/05        12.87       .82             (.55)            .27        (.75)        --           (.75)      12.39      2.25
12/31/04/4/     12.79       .78              .11             .89        (.81)        --           (.81)      12.87      7.52

U.S. Government/AAA-Rated Securities Fund
-------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/08       $11.73      $.50            $ .41            $.91       $(.35)      $ --          $(.35)     $12.29      7.84%
12/31/07        11.87       .58              .20             .78        (.92)        --           (.92)      11.73      6.83
12/31/06        11.91       .55             (.10)            .45        (.49)        --           (.49)      11.87      3.95
12/31/05        12.07       .48             (.16)            .32        (.48)        --           (.48)      11.91      2.70
12/31/04        12.24       .45             (.03)            .42        (.59)        --           (.59)      12.07      3.58
CLASS 2
12/31/08        11.65       .47              .41             .88        (.33)        --           (.33)      12.20      7.63
12/31/07        11.79       .54              .19             .73        (.87)        --           (.87)      11.65      6.49
12/31/06        11.83       .51             (.09)            .42        (.46)        --           (.46)      11.79      3.75
12/31/05        12.00       .45             (.16)            .29        (.46)        --           (.46)      11.83      2.41
12/31/04        12.17       .41             (.03)            .38        (.55)        --           (.55)      12.00      3.30
CLASS 3
12/31/08        11.74       .48              .41             .89        (.33)        --           (.33)      12.30      7.66
12/31/07        11.86       .55              .20             .75        (.87)        --           (.87)      11.74      6.63
12/31/06        11.89       .52             (.09)            .43        (.46)        --           (.46)      11.86      3.80
12/31/05        12.05       .46             (.16)            .30        (.46)        --           (.46)      11.89      2.50
12/31/04/4/     12.34       .41             (.11)            .30        (.59)        --           (.59)      12.05      2.58

Cash Management Fund
-------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/08       $11.40      $.24             $ --/8/         $.24       $(.20)      $ --          $(.20)     $11.44      2.15%
12/31/07        11.62       .57               --/8/          .57        (.79)        --           (.79)      11.40      4.95
12/31/06        11.31       .54               --/8/          .54        (.23)        --           (.23)      11.62      4.81
12/31/05        11.09       .33               --/8/          .33        (.11)        --           (.11)      11.31      2.97
12/31/04        11.07       .11               --/8/          .11        (.09)        --           (.09)      11.09       .96
CLASS 2
12/31/08        11.35       .20              .02             .22        (.19)        --           (.19)      11.38      1.90
12/31/07        11.56       .54               --/8/          .54        (.75)        --           (.75)      11.35      4.73
12/31/06        11.26       .51               --/8/          .51        (.21)        --           (.21)      11.56      4.59
12/31/05        11.05       .30               --/8/          .30        (.09)        --           (.09)      11.26      2.68
12/31/04        11.03       .08               --/8/          .08        (.06)        --           (.06)      11.05       .70
CLASS 3
12/31/08        11.40       .22              .01             .23        (.19)        --           (.19)      11.44      1.99
12/31/07        11.60       .55               --/8/          .55        (.75)        --           (.75)      11.40      4.83
12/31/06        11.29       .52               --/8/          .52        (.21)        --           (.21)      11.60      4.64
12/31/05        11.07       .30               --/8/          .30        (.08)        --           (.08)      11.29      2.74
12/31/04/4/     11.07       .09               --/8/          .09        (.09)        --           (.09)      11.07       .78

                           Ratio of   Ratio of    Ratio of
                           expenses   expenses      net
              Net assets, to average to average    income
                end of    net assets net assets  (loss) to
Period        period (in    before     after      average
ended          millions)    waiver   waiver/3/  net assets/3/

Global Bond Fund
------------------------------------------------------------------------------------
CLASS 1
12/31/08          $111       .59%       .53%        4.36%
12/31/07            28       .61        .55         4.61
12/31/06/9/         12       .15        .13         1.00
CLASS 2
12/31/08           802       .84        .79         4.06
12/31/07           279       .86        .80         4.41
12/31/06/10/        15       .13        .12          .60

High-Income Bond Fund
------------------------------------------------------------------------------------
CLASS 1
12/31/08          $340       .48%       .43%        8.22%
12/31/07           308       .48        .44         7.41
12/31/06           293       .49        .45         7.36
12/31/05           309       .50        .46         6.76
12/31/04           364       .50        .50         6.74
CLASS 2
12/31/08           780       .73        .68         7.92
12/31/07           996       .73        .69         7.17
12/31/06           832       .74        .70         7.12
12/31/05           590       .75        .71         6.55
12/31/04           444       .75        .74         6.48
CLASS 3
12/31/08            18       .66        .61         7.96
12/31/07            28       .66        .62         7.21
12/31/06            34       .67        .63         7.19
12/31/05            37       .68        .64         6.58
12/31/04/4/         46       .68/5/     .68/5/      6.57/5/

U.S. Government/AAA-Rated Securities Fund
-------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/08        $  496       .43%       .38%        4.17%
12/31/07           211       .46        .41         4.83
12/31/06           218       .47        .42         4.64
12/31/05           252       .47        .43         3.99
12/31/04           286       .47        .46         3.68
CLASS 2
12/31/08         1,219       .68        .64         3.93
12/31/07           597       .71        .66         4.58
12/31/06           402       .72        .67         4.40
12/31/05           341       .72        .68         3.75
12/31/04           285       .72        .71         3.42
CLASS 3
12/31/08            33       .61        .57         4.03
12/31/07            29       .64        .59         4.65
12/31/06            32       .65        .60         4.45
12/31/05            39       .65        .61         3.81
12/31/04/4/         43       .65/5/     .65/5/      3.51/5/

Cash Management Fund
-------------------------------------------------------------------------------------------------------
CLASS 1
12/31/08        $  158       .32%       .29%        2.07%
12/31/07           112       .33        .30         4.88
12/31/06            98       .33        .30         4.74
12/31/05            75       .33        .30         2.91
12/31/04            78       .37        .36          .96
CLASS 2
12/31/08         1,023       .57        .54         1.73
12/31/07           452       .58        .55         4.61
12/31/06           282       .58        .55         4.52
12/31/05           153       .58        .55         2.71
12/31/04           110       .61        .61          .76
CLASS 3
12/31/08            25       .50        .47         1.91
12/31/07            20       .51        .48         4.70
12/31/06            18       .51        .48         4.53
12/31/05            16       .51        .48         2.70
12/31/04/4/         20       .54/5/     .54/5/       .80/5/

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  59
                                                                             ---


                                                        Year ended December 31
                                                   --------------------------------
Portfolio turnover rate for all classes of shares   2008  2007  2006    2005  2004
-------------------------------------------------  ----   ----  ----    ----  ----

   Global Discovery Fund                            46%     50%   31%     53%   28%
   Global Growth Fund                               38      38    31      26    24
   Global Small Capitalization Fund                 47      49    50      47    49
   Growth Fund                                      26      40    35      29    30
   International Fund                               52      41    29      40    37
   New World Fund                                   32      34    32      26    18
   Blue Chip Income and Growth Fund                 24      27    21      33    13
   Global Growth and Income Fund                    36      36     8/6/   --    --
   Growth-Income Fund                               31      24    25      20    21
   International Growth and Income Fund             --/7/   --    --      --    --
   Asset Allocation Fund                            36      29    38      23    20
   Bond Fund                                        63      57    57      46    34
   Global Bond Fund                                118      85     7/9/   --    --
   High-Income Bond Fund                            29      32    35      35    38
   U.S. Government/AAA-Rated Securities Fund       108      91    76      86    68
   Cash Management Fund                             --      --    --      --    --

/1/Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

/2/Based on average shares outstanding.

/3/This column reflects the impact, if any, of certain waivers by Capital
   Research and Management Company. During some of the periods shown, Capital
   Research and Management Company reduced fees for investment advisory services.

/4/From January 16, 2004, when Class 3 shares were first issued.

/5/Annualized.

/6/From May 1, 2006, commencement of operations.

/7/From November 18, 2008, commencement of operations.

/8/Amount less than $.01.

/9/From October 4, 2006 , commencement of operations.

/10/From November 6, 2006, when Class 2 shares were first issued.

----
60  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


[LOGO] American Funds(R)              The right choice for the long term(R)

Other fund information

Annual/Semi-annual report to shareholders
The shareholder reports contain additional information about the Series, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the Series' investment strategies, and the independent registered public accounting firm's report (in the annual report).

Statement of additional information (SAI) and codes of ethics
The current SAI, as amended from time to time, contains more detailed information on all aspects of the Series, including the funds' financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the Series, the
Series' investment adviser and its affiliated companies.

The current SAI and the codes of ethics are on file with the Securities and
Exchange Commission (SEC). These and other related materials about the Series are available for review or to be copied at the SEC's Public Reference Room in
Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's website at sec.gov or, after payment of a duplicating fee, via e-mail request to
publicinfo@sec.gov or by writing to the SEC's Public Reference Section,
Washington, D.C. 20549-0102.

Because you cannot purchase shares of the Series directly, the Series does not maintain an Internet website. However, the current SAI and annual/semi-annual reports to shareholders may be available on the website of the company that issued your insurance contract. You also may request a free copy of these documents or the codes of ethics by calling American Funds at 800/421-4120 or writing to the Secretary at 333 South Hope Street, Los Angeles, California
90071.

 Litho in USA   Investment Company File No. 811-3857

THE CAPITAL GROUP COMPANIES
American Funds   Capital Research and Management   Capital International
Capital Guardian   Capital Bank and Trust


[LOGO] American Funds(R)          The right choice for the long term(R)

AMERICAN FUNDS
INSURANCE SERIES(R)

PROSPECTUS

Class 2 shares

May 1, 2009

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT
DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


American Funds Insurance Series (the "Series") consists of 16 funds, each representing a separate, fully managed diversified portfolio of securities. The
16 funds, by investment objective, are:

GROWTH FUNDS

   Global Discovery Fund
   Global Growth Fund
   Global Small Capitalization Fund
   Growth Fund
   International Fund
   New World Fund

GROWTH-AND-INCOME FUNDS

   Blue Chip Income and Growth Fund
   Global Growth and Income Fund
   Growth-Income Fund
   International Growth and Income Fund

ASSET ALLOCATION

   Asset Allocation Fund

BOND FUNDS

   Bond Fund
   Global Bond Fund
   High-Income Bond Fund
   U.S. Government/AAA-Rated Securities Fund
   Cash Management Fund

Shares of the Series are currently offered to insurance company separate accounts funding both variable annuity contracts and variable insurance policies (the "contracts"). Interests of various contract owners participating in the Series may be in conflict. The board of trustees of the Series will monitor for the existence of any material conflicts and determine what action, if any, should be taken. Shares may be purchased or redeemed by the separate accounts without any sales or redemption charges at net asset value.

The Series offers three classes of fund shares: Class 1, Class 2 and Class 3 shares. This prospectus offers only Class 2 shares and is for use with the contracts that make Class 2 shares available. The board of trustees may establish additional funds and classes in the future. The investment objective(s) and policies of each fund are discussed in this prospectus. MORE
INFORMATION ON THE FUNDS IS CONTAINED IN THE SERIES' STATEMENT OF ADDITIONAL
INFORMATION.

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  1
                                                                             ---


GROWTH FUNDS

GLOBAL DISCOVERY FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in stocks of companies in the services and information areas of the global economy. The fund may invest up to 25% of its assets in companies outside the services and information areas. Companies in the services and information areas include, for example, those involved in the fields of telecommunications, computer systems and software, the Internet, broadcasting and publishing, health care, advertising, leisure, tourism, financial services, distribution and transportation. Providing you with current income is a secondary consideration. The fund is designed for investors seeking greater capital appreciation through investments in stocks of issuers based around the world.
Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

The prices of securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and commodity price fluctuations.
The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks. Because the fund generally invests in securities of issuers in the services and information areas, it may be more susceptible to factors adversely affecting these issuers than funds that do not focus on these areas. The fund also may be subject to additional risks because it invests in a more limited group of sectors and industries than the broad market.

Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries;
expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Investing in countries with developing economies and/or markets generally involves risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

----
2   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GLOBAL DISCOVERY FUND
----


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                     [CHART]

  2002       2003       2004        2005        2006       2007       2008
 ------     ------     ------      ------      ------     ------     -------
-21.67%     37.11%     10.43%      10.80%      17.41%     17.22%     -45.09%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   18.31% (quarter ended June 30, 2003)
LOWEST   -24.93% (quarter ended December 31, 2008)

For periods ended December 31, 2008:

                                                 LIPPER MULTI-CAP GLOBAL SERVICE
                                                   GROWTH FUNDS   AND INFORMATION
AVERAGE ANNUAL TOTAL RETURNS   FUND   S&P 500/1/     INDEX/2/        INDEX/3/
---------------------------------------------------------------------------------

        1 year                -45.09%  -36.99%       -42.44%          -39.73%
---------------------------------------------------------------------------------
        5 years                 -1.55    -2.19         -2.95            -2.62
---------------------------------------------------------------------------------
        Lifetime/4/             -1.01    -2.13         -4.01            -2.62

/1/Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

/2/Lipper Multi-Cap Growth Funds Index is an equally weighted index of funds that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SuperComposite
   1500 Index (a broad-based index representing the large-cap, mid-cap and small-cap segments of the U.S. equity market). The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

/3/Global Service and Information Index is a subset of the unmanaged MSCI World
   Index, which is a free float-adjusted market capitalization-weighted index that measures the returns of companies in 23 developed countries. This subset is 70% U.S.-weighted and consists specifically of companies in the service and information industries that together represent approximately 60%
   of the MSCI World Index. The index is compiled by the fund's investment adviser, Capital Research and Management Company, is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

/4/Lifetime results are from July 5, 2001, the date the fund began investment operations.

                                                                             ---
        GLOBAL DISCOVERY FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  3
                                                                             ---


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)  CLASS 2
-------------------------------------------------------------------------

           Management fees*                                        0.58%
-------------------------------------------------------------------------
           Distribution and/or service (12b-1) fees                 0.25
-------------------------------------------------------------------------
           Other expenses                                           0.02
-------------------------------------------------------------------------
           Total annual fund operating expenses*                    0.85

*The fund's investment adviser waived a portion of its management fee from
 September 1, 2004 through December 31, 2008. Management fees and total expenses in the table do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

         1 YEAR 3 YEARS 5 YEARS 10 YEARS
----------------------------------------

Class 2   $87    $271    $471    $1,049

----
4   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GLOBAL DISCOVERY FUND
----


GLOBAL GROWTH FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in common stocks of companies located around the world. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

The prices of securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks.

Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries;
expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Investing in countries with developing economies and/or markets generally involves risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

                                                                             ---
           GLOBAL GROWTH FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  5
                                                                             ---


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                     [CHART]

 1999     2000     2001     2002    2003    2004    2005   2006   2007   2008
 ----     ----     ----     ----    ----    ----    ----   ----   ----  ------
69.67%  -18.87%  -14.22%  -14.64%  35.27%  13.49%  14.07% 20.43% 14.85  -38.39%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   41.03% (quarter ended December 31, 1999)
LOWEST   -20.43% (quarter ended September 30, 2001)

For periods ended December 31, 2008:

                                       MSCI       LIPPER
                                       WORLD   GLOBAL FUNDS
AVERAGE ANNUAL TOTAL RETURNS   FUND   INDEX/1/   INDEX/2/
-----------------------------------------------------------

        1 year                -38.39% -40.33%    -38.78%
-----------------------------------------------------------
        5 years                  1.98    0.00       0.42
-----------------------------------------------------------
        10 years                 4.17   -0.19       1.23
-----------------------------------------------------------
        Lifetime/3/              6.56    2.75       3.14

/1/MSCI World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market performance of developed markets. The index consists of 23 developed market country indexes, including the United States. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

/2/Lipper Global Funds Index is an equally weighted index of funds that invest at least 25% of their portfolios in securities traded outside the United
   States and may own U.S. securities as well. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

/3/Lifetime results are from April 30, 1997, the date the fund began investment operations.

----
6   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GLOBAL GROWTH FUND
----


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)  CLASS 2
-------------------------------------------------------------------------

           Management fees*                                        0.53%
-------------------------------------------------------------------------
           Distribution and/or service (12b-1) fees                 0.25
-------------------------------------------------------------------------
           Other expenses                                           0.02
-------------------------------------------------------------------------
           Total annual fund operating expenses*                    0.80

*The fund's investment adviser waived a portion of its management fee from
 September 1, 2004 through December 31, 2008. Management fees and total expenses in the table do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

         1 YEAR 3 YEARS 5 YEARS 10 YEARS
----------------------------------------

Class 2   $82    $255    $444     $990

                                                                             ---
           GLOBAL GROWTH FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  7
                                                                             ---


GLOBAL SMALL CAPITALIZATION FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in stocks of smaller companies located around the world. Normally, the fund invests at least 80% of its assets in equity securities of companies with small market capitalizations, measured at the time of purchase. However, the fund's holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action. This policy is subject to change only upon 60 days'
notice to shareholders. The investment adviser currently defines "small market capitalization" companies to be companies with market capitalizations of $3.5 billion or less. The investment adviser has periodically reevaluated and adjusted this definition and may continue to do so in the future. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

The prices of securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks. Smaller capitalization stocks are often more difficult to value or dispose of, more difficult to obtain information about and more volatile than stocks of larger, more established companies.

Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries;
expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Investing in countries with developing economies and/or markets generally involves risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

----
8   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GLOBAL SMALL CAPITALIZATION FUND
----


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

  1999    2000    2001     2002    2003    2004    2005    2006   2007    2008
------   ------  ------   ------  ------  ------  ------  ------ ------ -------
91.37%  -16.53% -12.85%  -19.05%  53.53%  20.88%  25.35%  24.05% 21.43% -53.52%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   28.90% (quarter ended December 31, 1999)
LOWEST   -31.28% (quarter ended December 31, 2008)

For periods ended December 31, 2008:

                                                            LIPPER GLOBAL
                                           S&P GLOBAL         SMALL-CAP
                                      (LESS THAN)$3 BILLION     FUNDS
AVERAGE ANNUAL TOTAL RETURNS   FUND         INDEX/1/         AVERAGE/2/
-------------------------------------------------------------------------

        1 year                -53.52%        -44.63%           -47.24%
-------------------------------------------------------------------------
        5 years                  1.19           1.66             -0.77
-------------------------------------------------------------------------
        10 years                 6.26           5.15              4.69
-------------------------------------------------------------------------
        Lifetime/3/              6.10           3.68              3.26

/1/S&P Global (less than)$3 Billion Index (formerly S&P/Citigroup Global/World
   Indexes) has been used since May 2006. Cumulative returns for periods beginning before May 2006 also include results from the comparative indexes used in those periods as follows: S&P Global (less than)$2 Billion (May 2004 to April 2006), S&P Developed (less than)$1.5 Billion (January 2000 to April
   2004), and S&P Developed (less than)$1.2 Billion (1990 to 1999). The S&P
   Global indexes better reflect the fund's investment universe because they include both developed and developing countries. The S&P Developed indexes
   (used prior to May 2004) only include stocks in developed countries. Indexes are unmanaged and their results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

/2/Lipper Global Small-Cap Funds Average is composed of funds that invest at least 25% of their portfolios in securities with primary trading markets outside the United States, and that limit at least 65% of their investments to companies with market capitalizations of less than U.S. $1 billion at the time of purchase. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

/3/Lifetime results are from April 30, 1998, the date the fund began investment operations.

                                                                                ---
GLOBAL SMALL CAPITALIZATION FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  9
                                                                                ---


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)  CLASS 2
-------------------------------------------------------------------------

           Management fees*                                        0.71%
-------------------------------------------------------------------------
           Distribution and/or service (12b-1) fees                 0.25
-------------------------------------------------------------------------
           Other expenses                                           0.03
-------------------------------------------------------------------------
           Total annual fund operating expenses*                    0.99

*The fund's investment adviser waived a portion of its management fee from
 September 1, 2004 through December 31, 2008. Management fees and total expenses in the table do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

         1 YEAR 3 YEARS 5 YEARS 10 YEARS
----------------------------------------

Class 2   $101   $315    $547    $1,213

----
10  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GLOBAL SMALL CAPITALIZATION FUND
----


GROWTH FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. In seeking to pursue its investment objective, the fund may invest in the securities of issuers representing a broad range of market capitalizations.
The fund may invest up to 15% of its assets in securities of issuers that are domiciled outside the United States and Canada. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

The prices of securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss.

Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries;
expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

                                                                             ---
                  GROWTH FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  11
                                                                             ---


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower. Class 2 shares were first offered on April 30, 1997. Results prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .25% annual expense that applies to Class 2 shares and is described in the "Plans of distribution"
section of this prospectus. Results for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

 1999   2000    2001     2002    2003    2004    2005    2006    2007     2008
------  -----  ------  -------  ------  ------  ------  -----   -----   -------
57.27%  4.47%  -18.15% -24.46%  36.80%  12.50%  16.19%  10.22%  12.35%  -43.97%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   30.71% (quarter ended December 31, 1999)
LOWEST   -27.17% (quarter ended September 30, 2001)

For periods ended December 31, 2008:

                                                 LIPPER CAPITAL
                                                  APPRECIATION  LIPPER GROWTH
AVERAGE ANNUAL TOTAL RETURNS   FUND   S&P 500/1/ FUNDS INDEX/2/ FUNDS INDEX/3/
------------------------------------------------------------------------------

        1 year                -43.97%  -36.99%      -39.08%        -42.24%
------------------------------------------------------------------------------
        5 years                 -1.94    -2.19        -1.19          -4.25
------------------------------------------------------------------------------
        10 years                 2.34    -1.38        -0.44          -3.08
------------------------------------------------------------------------------
        Lifetime/4/             11.13    10.04         8.11           7.72

/1/Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

/2/Lipper Capital Appreciation Funds Index is an equally weighted index of funds that aim for maximum capital appreciation. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

/3/Lipper Growth Funds Index is an equally weighted index of growth funds.
   These funds normally invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indexes. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

/4/Lifetime results are from February 8, 1984, the date the fund began investment operations.

----
12  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GROWTH FUND
----


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)  CLASS 2
-------------------------------------------------------------------------

           Management fees*                                        0.32%
-------------------------------------------------------------------------
           Distribution and/or service (12b-1) fees                 0.25
-------------------------------------------------------------------------
           Other expenses                                           0.01
-------------------------------------------------------------------------
           Total annual fund operating expenses*                    0.58

*The fund's investment adviser waived a portion of its management fee from
 September 1, 2004 through December 31, 2008. Management fees and total expenses in the table do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

         1 YEAR 3 YEARS 5 YEARS 10 YEARS
----------------------------------------

Class 2   $59    $186    $324     $726

                                                                             ---
                  GROWTH FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  13
                                                                             ---


INTERNATIONAL FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in common stocks of companies located outside the United States. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

The prices of securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; and currency, interest rate, and commodity fluctuations. For example, increases in the prices of basic commodities, such as oil or grains, can negatively impact the value of the stocks of certain companies. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss.

Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries;
expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Investing in countries with developing economies and/or markets generally involves risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

----
14  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  INTERNATIONAL FUND
----


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower. Class 2 shares were first offered on April 30, 1997. Results prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .25% annual expense that applies to Class 2 shares and is described in the "Plans of distribution"
section of this prospectus. Results for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                     [CHART]

 1999    2000     2001    2002    2003    2004    2005    2006    2007    2008
------  ------  -------  ------  ------  ------  ------  ------  ------  -------
75.97% -22.06%  -19.89% -14.84%  34.85%  19.32%  21.50%  18.98%  20.02%  -42.12%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   42.33% (quarter ended December 31, 1999)
LOWEST   -20.86% (quarter ended December 31, 2008)

For periods ended December 31, 2008:

                                      MSCI ALL
                                      COUNTRY
                                       WORLD       LIPPER
                                       INDEX    INTERNATIONAL
AVERAGE ANNUAL TOTAL RETURNS   FUND   EX USA/1/ FUNDS INDEX/2/
--------------------------------------------------------------

        1 year                -42.12% -45.24%      -43.62%
--------------------------------------------------------------
        5 years                  3.68    3.00         2.15
--------------------------------------------------------------
        10 years                 4.22    2.27         2.14
--------------------------------------------------------------
        Lifetime/3/              7.34    4.84         5.35

/1/MSCI All Country World Index ex USA is a free float-adjusted market capitalization-weighted index that is designed to measure equity market performance in the global developed and emerging markets, excluding the
   United States. The index consists of 46 developed and emerging market country indexes. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

/2/Lipper International Funds Index is an equally weighted index of funds that invest assets in securities with primary trading markets outside the
   United States. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

/3/Lifetime results are from May 1, 1990, the date the fund began investment operations.

                                                                             ---
           INTERNATIONAL FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  15
                                                                             ---


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)  CLASS 2
-------------------------------------------------------------------------

           Management fees*                                        0.49%
-------------------------------------------------------------------------
           Distribution and/or service (12b-1) fees                 0.25
-------------------------------------------------------------------------
           Other expenses                                           0.03
-------------------------------------------------------------------------
           Total annual fund operating expenses*                    0.77

*The fund's investment adviser waived a portion of its management fee from
 September 1, 2004 through December 31, 2008. Management fees and total expenses in the table do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

         1 YEAR 3 YEARS 5 YEARS 10 YEARS
----------------------------------------

Class 2   $79    $246    $428     $954

----
16  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  INTERNATIONAL FUND
----


NEW WORLD FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets. The fund may also invest in debt securities of issuers, including issuers of lower rated bonds, with exposure to these countries. The fund is designed for investors seeking capital appreciation.
Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

The fund may invest in equity securities of any company, regardless of where it is based, if the fund's investment adviser determines that a significant portion of the company's assets or revenues (generally 20% or more) is attributable to developing countries. Under normal market conditions, the fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets. In addition, the fund may invest up to 25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds and government bonds, primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries. The fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

In determining whether a country is qualified, the fund will consider such factors as the country's per capita gross domestic product; the percentage of the country's economy that is industrialized; market capital as a percentage of gross domestic product; the overall regulatory environment; the presence of government regulation limiting or banning foreign ownership; and restrictions on repatriation of initial capital, dividends, interest and/or capital gains.
The fund's investment adviser will maintain a list of qualified countries and securities in which the fund may invest. Qualified developing countries in which the fund may invest currently include, but are not limited to, Argentina,
Bahrain, Brazil, Bulgaria, Chile, China, Colombia, Croatia, Czech Republic,
Dominican Republic, Egypt, Hungary, India, Jordan, Kazakhstan, Lebanon,
Malaysia, Malta, Mexico, Morocco, Oman, Panama, Peru, Philippines, Poland,
Russian Federation, South Africa, Thailand, Turkey, Ukraine, United Arab
Emirates and Venezuela.

The prices of securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks. Smaller capitalization stocks are often more difficult to value or dispose of, more difficult to obtain information about and more volatile than stocks of larger, more established companies.

The values of most debt securities held by the fund may be affected by changing interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments, but there can be no assurance that it will be successful at doing so.

Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries;
expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

                                                                             ---
               NEW WORLD FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  17
                                                                             ---


Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

----
18  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  NEW WORLD FUND
----


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                       [CHART]

    2000    2001     2002     2003     2004     2005     2006    2007    2008
   ------  ------   ------   ------   ------   ------   ------  ------  -------
  -12.70%  -4.19%   -5.66%   39.18%   18.80%   20.74%   32.59%  32.21%  -42.37%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   15.47% (quarter ended June 30, 2003)
LOWEST   -22.30% (quarter ended December 31, 2008)

For periods ended December 31, 2008:

                                          MSCI            MSCI
                                       ALL COUNTRY      EMERGING
AVERAGE ANNUAL TOTAL RETURNS   FUND   WORLD INDEX/1/ MARKETS INDEX/2/
---------------------------------------------------------------------

        1 year                -42.37%    -41.85%         -53.18%
---------------------------------------------------------------------
        5 years                  7.70       0.44            8.02
---------------------------------------------------------------------
        Lifetime/3/              6.86      -0.74            5.98

/1/MSCI All Country World Index is a free float-adjusted market capitalization-weighted index that measures equity market performance in the global developed and emerging markets, consisting of 47 developed and emerging market country indexes. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

/2/MSCI Emerging Markets Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market performance in the global emerging markets, consisting of 24 emerging market country indexes. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

/3/Lifetime results are from June 17, 1999, the date the fund began investment operations.

                                                                             ---
               NEW WORLD FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  19
                                                                             ---


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)  CLASS 2
-------------------------------------------------------------------------

           Management fees*                                        0.76%
-------------------------------------------------------------------------
           Distribution and/or service (12b-1) fees                 0.25
-------------------------------------------------------------------------
           Other expenses                                           0.05
-------------------------------------------------------------------------
           Total annual fund operating expenses*                    1.06

*The fund's investment adviser waived a portion of its management fee from
 September 1, 2004 through December 31, 2008. Management fees and total expenses in the table do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

         1 YEAR 3 YEARS 5 YEARS 10 YEARS
----------------------------------------

Class 2   $108   $337    $585    $1,294

----
20  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  NEW WORLD FUND
----


GROWTH-AND-INCOME FUNDS

BLUE CHIP INCOME AND GROWTH FUND

RISK/RETURN SUMMARY

The fund seeks to produce income exceeding the average yield on U.S. stocks generally (as represented by the average yield on Standard & Poor's 500
Composite Index) and to provide an opportunity for growth of principal consistent with sound common stock investing. The fund invests primarily in dividend-paying common stocks of larger, more established companies based in the United States with market capitalizations of $4 billion and above. The fund also will ordinarily invest at least 90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade. The fund may invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States, so long as they are listed or traded in the United States. The fund will invest, under normal market conditions, at least 90% of its assets in equity securities. The fund is designed for investors seeking both income and capital appreciation.

The prices of and the income generated by securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local regional or global political, social or economic instability; and currency and interest rate fluctuations. Income provided by the fund may be affected by changes in the dividend policies of the companies in which the fund invests and the capital resources available for such payments at such companies.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

                                                                                ---
BLUE CHIP INCOME AND GROWTH FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  21
                                                                                ---


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                     [CHART]

    2002       2003      2004       2005        2006        2007        2008
   -------    -------   ------     ------      ------      ------      -------
   -23.07%    30.73%     9.74%      7.24%      17.42%       2.03%      -36.50%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   17.08% (quarter ended June 30, 2003)
LOWEST   -21.27% (quarter ended December 31, 2008)

For periods ended December 31, 2008:

                                                 LIPPER GROWTH
                                                   & INCOME
AVERAGE ANNUAL TOTAL RETURNS   FUND   S&P 500/1/ FUNDS INDEX/2/
---------------------------------------------------------------

        1 year                -36.50%  -36.99%      -37.54%
---------------------------------------------------------------
        5 years                 -2.19    -2.19        -2.12
---------------------------------------------------------------
        Lifetime/3/             -2.12    -2.13        -1.43

/1/Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

/2/Lipper Growth & Income Funds Index is an equally weighted index of funds that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

/3/Lifetime results are from July 5, 2001, the date the fund began investment operations.

----
22  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  BLUE CHIP INCOME AND GROWTH FUND
----


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)  CLASS 2
-------------------------------------------------------------------------

           Management fees*                                        0.42%
-------------------------------------------------------------------------
           Distribution and/or service (12b-1) fees                 0.25
-------------------------------------------------------------------------
           Other expenses                                           0.01
-------------------------------------------------------------------------
           Total annual fund operating expenses*                    0.68

*The fund's investment adviser waived a portion of its management fee from
 September 1, 2004 through December 31, 2008. Management fees and total expenses in the table do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

         1 YEAR 3 YEARS 5 YEARS 10 YEARS
----------------------------------------

Class 2   $69    $218    $379     $847

                                                                                ---
BLUE CHIP INCOME AND GROWTH FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  23
                                                                                ---


GLOBAL GROWTH AND INCOME FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time and provide you with current income by investing primarily in stocks of well-established companies located around the world.

The fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the fund tends to invest in stocks that the investment adviser believes to be relatively resilient to market declines.

The prices of and the income generated by securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. Income provided by the fund may be affected by changes in the dividend policies of the companies in which the fund invests and the capital resources available for such payments at such companies.

Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries;
expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Investing in countries with developing economies and/or markets generally involves risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

----
24  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GLOBAL GROWTH AND INCOME FUND
----


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                     [CHART]

                               2007            2008
                              ------          -------
                              12.67%          -41.17%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST    6.72% (quarter ended June 30, 2007)
LOWEST   -20.43% (quarter ended December 31, 2008)

For periods ended December 31, 2008:

                                       MSCI
                                        ALL
                                      COUNTRY   MSCI
                                       WORLD    WORLD
AVERAGE ANNUAL TOTAL RETURNS   FUND   INDEX/1/ INDEX/2/
-------------------------------------------------------

        1 year                -41.17% -41.85%  -40.33%
-------------------------------------------------------
        Lifetime/3/            -11.07  -11.81   -11.77

/1/MSCI All Country World Index is a free float-adjusted market capitalization-weighted index that measures equity market performance in the global developed and emerging markets, consisting of 47 developed and emerging market country indexes. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

/2/MSCI World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market performance of developed markets. The index consists of 23 developed market country indexes, including the United States. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

/3/Lifetime results are from May 1, 2006, the date the fund began investment operations.

                                                                             ---
GLOBAL GROWTH AND INCOME FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  25
                                                                             ---


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)  CLASS 2
-------------------------------------------------------------------------

           Management fees*                                        0.59%
-------------------------------------------------------------------------
           Distribution and/or service (12b-1) fees                 0.25
-------------------------------------------------------------------------
           Other expenses                                           0.02
-------------------------------------------------------------------------
           Total annual fund operating expenses*                    0.86

*The fund's investment adviser waived a portion of its management fee from May
 1, 2006 through December 31, 2008. Management fees and total expenses in the table do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial
 Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

         1 YEAR 3 YEARS 5 YEARS 10 YEARS
----------------------------------------

Class 2   $88    $274    $477    $1,061

----
26  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GLOBAL GROWTH AND INCOME FUND
----


GROWTH-INCOME FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow and provide you with income over time by investing primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. The fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States and not included in Standard &
Poor's 500 Composite Index. The fund is designed for investors seeking both capital appreciation and income.

The prices of and the income generated by securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. Income provided by the fund may be affected by changes in the dividend policies of the companies in which the fund invests and the capital resources available for such payments at such companies.

Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries;
expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

                                                                             ---
           GROWTH-INCOME FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  27
                                                                             ---


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower. Class 2 shares were first offered on April 30, 1997. Results prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .25% annual expense that applies to Class 2 shares and is described in the "Plans of distribution"
section of this prospectus. Results for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

 1999   2000   2001    2002    2003    2004    2005    2006    2007      2008
------  -----  -----  ------  ------  ------  -----   -----   -----    -------
11.20%  7.95%  2.56%  -18.34%  32.43%  10.37%  5.83%  15.20%   5.04%   -37.85%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   16.90%  (quarter ended June 30, 2003)
LOWEST   -21.98%  (quarter ended December 31, 2008)

For periods ended December 31, 2008:

                                                 LIPPER GROWTH
                                                   & INCOME
AVERAGE ANNUAL TOTAL RETURNS   FUND   S&P 500/1/ FUNDS INDEX/2/
---------------------------------------------------------------

        1 year                -37.85%  -36.99%      -37.54%
---------------------------------------------------------------
        5 years                 -2.56    -2.19        -2.12
---------------------------------------------------------------
        10 years                 1.58    -1.38        -0.24
---------------------------------------------------------------
        Lifetime/3/              9.87    10.04         8.73

/1/Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

/2/Lipper Growth & Income Funds Index is an equally weighted index of funds that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

/3/Lifetime results are from February 8, 1984, the date the fund began investment operations.

----
28  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GROWTH-INCOME FUND
----


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)  CLASS 2
-------------------------------------------------------------------------

           Management fees*                                        0.27%
-------------------------------------------------------------------------
           Distribution and/or service (12b-1) fees                 0.25
-------------------------------------------------------------------------
           Other expenses                                           0.01
-------------------------------------------------------------------------
           Total annual fund operating expenses*                    0.53

*The fund's investment adviser waived a portion of its management fee from
 September 1, 2004 through December 31, 2008. Management fees and total expenses in the table do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

         1 YEAR 3 YEARS 5 YEARS 10 YEARS
----------------------------------------

Class 2   $54    $170    $296     $665

                                                                             ---
           GROWTH-INCOME FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  29
                                                                             ---


INTERNATIONAL GROWTH AND INCOME FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time and provide you with current income. The fund will pursue this objective by investing primarily in stocks of larger, well-established companies domiciled outside of the United
States, including developing countries. The fund currently intends to invest at least 90% of its assets in securities of issuers domiciled outside the United
States and whose securities are primarily listed on exchanges outside the
United States. The fund therefore expects to be invested in numerous countries outside the United States. The fund may also hold cash and money market instruments.

The fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the fund will focus on stocks of companies with strong earnings that pay dividends. We believe that these stocks will be more resistant to market declines than stocks of companies that do not pay dividends.

The prices of and the income generated by securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. Income provided by the fund may be affected by changes in the dividend policies of the companies in which the fund invests and the capital resources available for such payments at such companies.

Investments in securities issued by entities based outside of the United States may also be affected by currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries;
expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Investing in countries with developing economies and/or markets generally involves risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

Finally, the fund's investment results will depend on the ability of the fund's investment adviser to navigate these risks.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

----
30  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  INTERNATIONAL GROWTH AND INCOME FUND
----


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)*  CLASS 2
--------------------------------------------------------------------------

            Management fees+                                        0.69%
--------------------------------------------------------------------------
            Distribution and/or service (12b-1) fees                 0.25
--------------------------------------------------------------------------
            Other expenses                                           0.03
--------------------------------------------------------------------------
            Total annual fund operating expenses+                    0.97

*Based on estimated amounts for the current fiscal year.

+The fund's investment adviser waived a portion of its management fee from
 November 18, 2008 through December 31, 2008. Management fees and total expenses in the table do not reflect any waivers.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

         1 YEAR 3 YEARS
-----------------------

Class 2   $99    $309

                                                                                    ---
INTERNATIONAL GROWTH AND INCOME FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  31
                                                                                    ---


ASSET ALLOCATION

ASSET ALLOCATION FUND

RISK/RETURN SUMMARY

The fund seeks to provide you with high total return (including income and capital gains) consistent with preservation of capital over the long term by investing in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). The fund may invest up to 15% of its assets in equity securities of issuers domiciled outside the United States and not included in Standard & Poor's 500
Composite Index, and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the fund may invest up to 25%
of its debt assets in lower quality debt securities (rated Ba1 or below by
Moody's Investors Service and BB+ or below by Standard & Poor's Corporation or unrated but determined to be of equivalent quality). Such securities are sometimes referred to as "junk bonds."

In seeking to pursue its investment objective, the fund will vary its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the fund's investment adviser expects (but is not required)
to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments. As of December 31, 2008, the fund was approximately 64% invested in equity securities, 26% invested in debt securities and 10% invested in money market instruments. The proportion of equities, debt and money market securities held by the fund will vary with market conditions and the investment adviser's assessment of their relative attractiveness as investment opportunities. The fund is designed for investors seeking above-average total return.

The prices of and the income generated by securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. Income provided by the fund may be affected by changes in the dividend policies of the companies in which the fund invests and the capital resources available for such payments at such companies.

Securities held by the fund may also be affected by changing market interest rates and by changes in effective maturities and credit ratings. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. In addition, there may be little trading in the secondary market for certain lower quality debt securities, which may adversely affect the fund's ability to dispose of such securities. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for these securities will fluctuate with changes in interest rates.

Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries;
expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

----
32  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  ASSET ALLOCATION FUND
----


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower. Class 2 shares were first offered on April 30, 1997. Results prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .25% annual expense that applies to Class 2 shares and is described in the "Plans of distribution"
section of this prospectus. Results for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

1999   2000   2001     2002    2003    2004    2005     2006    2007    2008
-----  -----  -----  -------  ------  -----   -----    -----   -----   -------
6.92%  4.40%  0.52%  -12.38%  21.74%  8.34%   9.14%    14.66%   6.55%  -29.51%

The fund's highest/lowest quarterly results during this time period were:

              HIGHEST   12.15% (quarter ended June 30, 2003)
              LOWEST   -16.35% (quarter ended December 31, 2008)

For periods ended December 31, 2008:

                                                         CITIGROUP BROAD
                             BARCLAYS CAPITAL              INVESTMENT-
AVERAGE ANNUAL                U.S. AGGREGATE               GRADE (BIG)
TOTAL RETURNS         FUND       INDEX/1/     S&P 500/2/  BOND INDEX/3/
------------------------------------------------------------------------

1 year               -29.51%      5.24%        -36.99%        7.02%
------------------------------------------------------------------------
5 years                 0.36       4.65          -2.19         5.11
------------------------------------------------------------------------
10 years                2.00       5.63          -1.38         5.86
------------------------------------------------------------------------
Lifetime/4/             6.81       7.04           7.39         7.20

/1/Barclays Capital U.S. Aggregate Index (formerly Lehman Brothers U.S.
   Aggregate Index) represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

/2/Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

/3/Citigroup Broad Investment-Grade (BIG) Bond Index (formerly Salomon Smith
   Barney Broad Investment-Grade (BIG) Bond Index) is a market capitalization-weighted index that includes fixed-rate U.S. Treasury, government-sponsored, mortgage-backed, asset-backed and investment-grade corporate securities with maturities of one year or longer. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

/4/Lifetime results are from August 1, 1989, the date the fund began investment operations.

                                                                             ---
        ASSET ALLOCATION FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  33
                                                                             ---


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)  CLASS 2
-------------------------------------------------------------------------

           Management fees*                                        0.31%
-------------------------------------------------------------------------
           Distribution and/or service (12b-1) fees                 0.25
-------------------------------------------------------------------------
           Other expenses                                           0.01
-------------------------------------------------------------------------
           Total annual fund operating expenses*                    0.57

*The fund's investment adviser waived a portion of its management fee from
 September 1, 2004 through December 31, 2008. Management fees and total expenses in the table do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

         1 YEAR 3 YEARS 5 YEARS 10 YEARS
----------------------------------------

Class 2   $58    $183    $318     $714

----
34  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  ASSET ALLOCATION FUND
----


BOND FUNDS

BOND FUND

RISK/RETURN SUMMARY

The fund seeks to maximize your level of current income and preserve your capital. Normally, the fund invests at least 80% of its assets in bonds and other debt securities. This policy is subject to change only upon 60 days'
notice to shareholders. The fund will invest at least 65% of its assets in investment-grade debt securities (including cash and cash equivalents) and may invest up to 35% of its assets in debt securities (rated Ba1 or below by
Moody's Investors Service and BB+ or below by Standard & Poor's Corporation or unrated but determined by the fund's investment adviser to be of equivalent quality). Such securities are sometimes referred to as "junk bonds." The fund may invest in debt securities of issuers domiciled outside the United States.
The fund may also invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks. The fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long term.

The values of and the income generated by most debt securities held by the fund may be affected by changing interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. In addition, there may be little trading in the secondary market for certain lower quality debt securities, which may adversely affect the fund's ability to dispose of such securities. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments, but there can be no assurance that it will be successful at doing so.

A security backed by the U.S. Treasury or the full faith and credit of the U.S.
government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for these securities will fluctuate with changes in interest rates. Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and prepay their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.

The prices and yields of nonconvertible preferred stocks generally move with changes in interest rates and the issuer's credit quality, similar to debt securities. The value of convertible preferred stocks varies in response to many factors, including, for example, the value of the underlying equity securities, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.

Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries;
expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions. Investments in securities issued by entities domiciled in the
United States may also be subject to many of these risks.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

                                                                             ---
                    BOND FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  35
                                                                             ---


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower. Class 2 shares were first offered on April 30, 1997. Results prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .25% annual expense that applies to Class 2 shares and is described in the "Plans of distribution"
section of this prospectus. Results for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                            [CHART]

  1999   2000    2001    2002     2003    2004    2005    2006   2007    2008
  -----  -----   -----   -----   ------   -----   -----   -----  -----  ------
  2.55%  4.99%   8.15%   4.05%   12.80%   5.72%   1.59%   6.99%  3.33%  -9.35%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   5.07% (quarter ended December 31, 2002)
LOWEST   -5.52% (quarter ended September 30, 2008)

For periods ended December 31, 2008:

                                     BARCLAYS CAPITAL  CITIGROUP BROAD
                                      U.S. AGGREGATE   INVESTMENT-GRADE
AVERAGE ANNUAL TOTAL RETURNS   FUND      INDEX/1/     (BIG) BOND INDEX/2/
-------------------------------------------------------------------------

        1 year                -9.35%      5.24%             7.02%
-------------------------------------------------------------------------
        5 years                 1.48       4.65              5.11
-------------------------------------------------------------------------
        10 years                3.93       5.63              5.86
-------------------------------------------------------------------------
        Lifetime/3/             4.52       6.01              6.19

/1/Barclays Capital U.S. Aggregate Index (formerly Lehman Brothers U.S.
   Aggregate Index) represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

/2/Citigroup Broad Investment-Grade (BIG) Bond Index (formerly Salomon Smith
   Barney Broad Investment-Grade (BIG) Bond Index) is a market capitalization-weighted index that includes fixed-rate U.S. Treasury, government-sponsored, mortgage-backed, asset-backed and investment-grade corporate securities with maturities of one year or longer. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

/3/Lifetime results are from January 2, 1996, the date the fund began investment operations.

----
36  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  BOND FUND
----


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)  CLASS 2
-------------------------------------------------------------------------

           Management fees*                                        0.39%
-------------------------------------------------------------------------
           Distribution and/or service (12b-1) fees                 0.25
-------------------------------------------------------------------------
           Other expenses                                           0.01
-------------------------------------------------------------------------
           Total annual fund operating expenses*                    0.65

*The fund's investment adviser waived a portion of its management fee from
 September 1, 2004 through December 31, 2008. Management fees and total expenses in the table do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                             1 YEAR 3 YEARS 5 YEARS 10 YEARS
                    ----------------------------------------

                    Class 2   $66    $208    $362     $810

                                                                             ---
                    BOND FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  37
                                                                             ---


GLOBAL BOND FUND

RISK/RETURN SUMMARY

The fund seeks to provide you, over the long term, with as high a level of total return as is consistent with prudent management, by investing primarily in investment-grade bonds issued by entities based around the world and denominated in various currencies, including U.S. dollars. The fund may also invest in lower quality, higher yielding debt securities. Such securities are sometimes referred to as "junk bonds." The total return of the fund will be the result of interest income, changes in the market value of the fund's investments and changes in the value of other currencies relative to the U.S.
dollar.

The fund is designed for investors seeking returns through a portfolio of debt securities issued by entities based around the world. Your investment in the fund is subject to risks, including the possibility that the value of the fund's portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad.

Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries;
expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Investing in countries with developing economies and/or markets generally involves risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

The values of and the income generated by most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. In addition, there may be little trading in the secondary market for certain lower quality debt securities, which may adversely affect the fund's ability to dispose of such securities.

The values of and the income generated by most debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value of the fund's securities denominated in such currencies would generally depreciate and vice versa. U.S.
dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

The fund is non-diversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, the fund intends to limit its investments in the securities of any single issuer.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

----
38  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GLOBAL BOND FUND
----


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower. Global Bond
Fund Class 2 shares were first sold on November 6, 2006. Results prior to that date are hypothetical based on Class 1 share results adjusted for estimated additional annual expenses of .25%.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                     [CHART]

                                2007         2008
                               ------       ------
                                9.23%        3.48%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   5.92% (quarter ended March 31, 2008)
LOWEST   -4.20% (quarter ended September 30, 2008)

For periods ended December 31, 2008:

                                    BARCLAYS CAPITAL LIPPER GLOBAL
                                    GLOBAL AGGREGATE INCOME FUNDS
AVERAGE ANNUAL TOTAL RETURNS  FUND      INDEX/1/      AVERAGE/2/
------------------------------------------------------------------

        1 year                3.48%      4.79%          -5.09%
------------------------------------------------------------------
        Lifetime/3/            6.73       7.17            1.83

/1/Barclays Capital Global Aggregate Index (formerly Lehman Brothers Global
   Aggregate Index) represents the global investment-grade fixed-income markets. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.
/2/Lipper Global Income Funds Average is composed of funds that invest primarily in U.S. dollar and non-U.S. dollar debt securities located in at least three countries, one of which may be the United States. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.
/3/Lifetime results from October 4, 2006, the date the fund began investment operations.

                                                                             ---
             GLOBAL BOND FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  39
                                                                             ---


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)  CLASS 2
-------------------------------------------------------------------------

           Management fees*                                        0.57%
-------------------------------------------------------------------------
           Distribution and/or service (12b-1) fees                 0.25
-------------------------------------------------------------------------
           Other expenses                                           0.02
-------------------------------------------------------------------------
           Total annual fund operating expenses*                    0.84

*The fund's investment adviser waived a portion of its management fee from
 October 4, 2006 through December 31, 2008. Management fees and total expenses in the table do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the
 Financial Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

         1 YEAR 3 YEARS 5 YEARS 10 YEARS
----------------------------------------

Class 2   $86    $268    $466    $1,037

----
40  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GLOBAL BOND FUND
----


HIGH-INCOME BOND FUND

RISK/RETURN SUMMARY

The fund seeks to provide you with a high level of current income and, secondarily, capital appreciation by investing at least 65% of its assets in higher yielding and generally lower quality debt securities (rated Ba1 or below by Moody's Investors Service or BB+ or below by Standard & Poor's Corporation or unrated but determined by the fund's investment adviser to be of equivalent quality). Such securities are sometimes referred to as "junk bonds." The fund may also invest up to 25% of its assets in securities of issuers domiciled outside the United States. Normally, the fund invests at least 80% of its assets in bonds and other debt securities. This policy is subject to change only upon 60 days' notice to shareholders. The fund may also invest up to 20%
of its assets in equity securities that provide an opportunity for capital appreciation. The fund is designed for investors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than funds investing in higher quality debt securities.

The values of and the income generated by most debt securities held by the fund may be affected by changing market interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. In addition, there may be little trading in the secondary market for certain lower quality debt securities, which may make them more difficult to value or sell.

The prices of and the income generated by securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations.

Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries;
expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments, but there can be no assurance that it will be successful at doing so.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

                                                                             ---
        HIGH-INCOME BOND FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  41
                                                                             ---


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower. Class 2 shares were first offered on April 30, 1997. Results prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .25% annual expense that applies to Class 2 shares and is described in the "Plans of distribution"
section of this prospectus. Results for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                     [CHART]

1999    2000   2001    2002    2003    2004    2005    2006    2007     2008
-----  ------  -----  ------  ------   -----   -----   -----   -----   -------
5.53%  -3.31%  7.73%  -1.83%  29.51%   9.59%   2.20%   10.59%  1.33%   -23.84%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   10.65% (quarter ended December 31, 2002)
LOWEST   -16.05% (quarter ended December 31, 2008)

For periods ended December 31, 2008:

                                                                           LIPPER
                                      CREDIT SUISSE  CITIGROUP BROAD    HIGH CURRENT
                                       HIGH YIELD    INVESTMENT-GRADE    YIELD BOND
AVERAGE ANNUAL TOTAL RETURNS   FUND     INDEX/1/    (BIG) BOND INDEX/2/ FUNDS INDEX/3/
--------------------------------------------------------------------------------------

        1 year                -23.84%    -26.17%          7.02%            -28.84%
--------------------------------------------------------------------------------------
        5 years                 -0.90      -0.59           5.11              -1.87
--------------------------------------------------------------------------------------
        10 years                 2.94       2.87           5.86               0.49
--------------------------------------------------------------------------------------
        Lifetime/4/              8.10      N/A             8.48               6.06

/1/Credit Suisse High Yield Index is designed to mirror the investable universe of the U.S. dollar-denominated high-yield debt market. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. This index was not in existence on the date the fund began investment operations; therefore, lifetime results are not shown.

/2/Citigroup Broad Investment-Grade (BIG) Bond Index (formerly Salomon Smith
   Barney Broad Investment-Grade (BIG) Bond Index) is a market capitalization-weighted index that includes fixed-rate U.S. Treasury, government-sponsored, mortgage-backed, asset-backed and investment-grade corporate securities with maturities of one year or longer. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

/3/Lipper High Current Yield Bond Funds Index is an equally weighted index of funds that aim at high (relative) current yield from fixed-income securities, have no quality or maturity restrictions and tend to invest in lower grade debt issues. The results of the underlying funds in the index include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

/4/Lifetime results are from February 8, 1984, the date the fund began investment operations.

----
42  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  HIGH-INCOME BOND FUND
----


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)  CLASS 2
-------------------------------------------------------------------------

           Management fees*                                        0.47%
-------------------------------------------------------------------------
           Distribution and/or service (12b-1) fees                 0.25
-------------------------------------------------------------------------
           Other expenses                                           0.01
-------------------------------------------------------------------------
           Total annual fund operating expenses*                    0.73

*The fund's investment adviser waived a portion of its management fee from
 September 1, 2004 through December 31, 2008. Management fees and total expenses in the table do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

         1 YEAR 3 YEARS 5 YEARS 10 YEARS
----------------------------------------

Class 2   $75    $233    $406     $906

                                                                             ---
        HIGH-INCOME BOND FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  43
                                                                             ---


U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

RISK/RETURN SUMMARY

The fund seeks to provide you with a high level of current income, as well as to preserve your investment. Normally, the fund will invest at least 80% of its assets in securities that are guaranteed by the "full faith and credit" pledge of the U.S. government or debt securities that are rated Aaa by Moody's
Investors Service or AAA by Standard & Poor's Corporation or unrated but determined to be of equivalent quality by the fund's investment adviser. This policy is subject to change only upon 60 days' notice to shareholders. The fund is designed for investors seeking income and more price stability than from investing in stocks and lower quality debt securities, and capital preservation over the long term.

The fund may also invest a significant portion of its assets in securities backed by pools of mortgages. Certain of these securities may not be backed by the full faith and credit of the U.S. government and are supported only by the credit of the issuer.

The values of and the income generated by most debt securities held by the fund may be affected by changing market interest rates and prepayment risk. For example, as with other debt securities, the value of U.S. government securities generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest but may be subject to greater price fluctuations than shorter maturity securities.

A security backed by the U.S. Treasury or the full faith and credit of the
United States is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for such securities will fluctuate with changes in interest rates.

In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity. This is known as prepayment risk. Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and prepay their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

----
44  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  U.S. GOVERNMENT/AAA-RATED SECURITIES FUND
----


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower. Class 2 shares were first offered on April 30, 1997. Results prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .25% annual expense that applies to Class 2 shares and is described in the "Plans of distribution"
section of this prospectus. Results for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                     [CHART]

 1999    2000   2001   2002    2003   2004    2005     2006     2007     2008
------  ------  -----  -----   -----  -----   -----    -----    -----    -----
-0.78%  11.39%  7.02%  9.15%   2.28%  3.30%   2.41%    3.75%    6.49%    7.63%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   5.12% (quarter ended December 31, 2008)
LOWEST   -1.73% (quarter ended June 30, 2004)

For periods ended December 31, 2008:

                                    CITIGROUP    LIPPER
                                    TREASURY/   GENERAL
                                      GOVT.       U.S.
                                    SPONSORED/ GOVERNMENT
                                     MORTGAGE    FUNDS
AVERAGE ANNUAL TOTAL RETURNS  FUND   INDEX/1/  AVERAGE/2/ CPI/3/
----------------------------------------------------------------

        1 year                7.63%   10.54%     7.27%    0.09%
----------------------------------------------------------------
        5 years                4.70     5.87      4.27     2.67
----------------------------------------------------------------
        10 years               5.21     6.12      4.74     2.52
----------------------------------------------------------------
        Lifetime/4/            6.73     7.84      6.43     2.89

/1/Citigroup Treasury/Government Sponsored/Mortgage Index (formerly Salomon
   Smith Barney Treasury/Government Sponsored/Mortgage Index) is a
   market-weighted index that includes U.S. Treasury and agency securities, as well as FNMAs, FHLMCs and GNMAs. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

/2/Lipper General U.S. Government Funds Average is composed of funds that invest primarily in U.S. government and agency issues. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the fund for portfolio transactions, but do not reflect the effect of sales charges or taxes.

/3/Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the
   U.S. Department of Labor, Bureau of Labor Statistics.

/4/Lifetime results are from December 2, 1985, the date the fund began investment operations.

                                                                                         ---
U.S. GOVERNMENT/AAA-RATED SECURITIES FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  45
                                                                                         ---


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)  CLASS 2
-------------------------------------------------------------------------

           Management fees*                                        0.42%
-------------------------------------------------------------------------
           Distribution and/or service (12b-1) fees                 0.25
-------------------------------------------------------------------------
           Other expenses                                           0.01
-------------------------------------------------------------------------
           Total annual fund operating expenses*                    0.68

*The fund's investment adviser waived a portion of its management fee from
 September 1, 2004 through December 31, 2008. Management fees and total expenses in the table do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

         1 YEAR 3 YEARS 5 YEARS 10 YEARS
----------------------------------------

Class 2   $69    $218    $379     $847

----
46  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  U.S. GOVERNMENT/AAA-RATED SECURITIES FUND
----


CASH MANAGEMENT FUND

RISK/RETURN SUMMARY

The fund seeks to provide you with an opportunity to earn income on your cash reserves while preserving the value of your investment and maintaining liquidity. Normally, the fund invests substantially in high-quality money market instruments such as commercial paper, commercial bank obligations, savings association obligations, U.S. or Canadian government securities, and short-term corporate bonds and notes. The value of the securities held by the fund may be affected by changing interest rates and by changes in credit ratings of the securities. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. These securities may have credit and liquidity enhancements. Changes in the credit quality of banks and financial institutions providing these enhancements could cause the fund to experience a loss and may affect its share price.

In addition, the fund may invest in securities issued by entities domiciled outside the United States or Canada, or in securities with credit and liquidity support features provided by entities domiciled outside the United States or
Canada. These securities may be affected by unfavorable political, economic or governmental developments that could affect the repayment of principal or the payment of interest. Securities of U.S. issuers with substantial operations outside the United States may also be subject to similar risks.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

The fund is not managed to maintain a stable net asset value of $1 per share.

                                                                             ---
         CASH MANAGEMENT FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  47
                                                                             ---


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year, as well as average annual total returns for various periods.
This information provides some indication of the risks of investing in the fund. Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower. Class 2 shares were first offered on April 30, 1997. Results prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .25% annual expense that applies to Class 2 shares and is described in the "Plans of distribution"
section of this prospectus. Results for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

1999     2000    2001    2002    2003    2004    2005   2006    2007     2008
----     ----    ----    ----    ----    ----    ----   ----   -----    -----
4.47%    5.83%   3.43%   1.00%   0.47%   0.70%   2.68%  4.59%   4.73%    1.90%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST  1.51% (quarter ended September 30, 2000)
LOWEST   0.06% (quarter ended June 30, 2004)

For periods ended December 31, 2008:

AVERAGE ANNUAL TOTAL RETURNS  FUND
-----------------------------------

         1 year               1.90%
-----------------------------------
         5 years               2.91
-----------------------------------
         10 years              2.96
-----------------------------------
         Lifetime*             4.51

*Lifetime results are from February 8, 1984, the date the fund began investment operations.

----
48  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  CASH MANAGEMENT FUND
----


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)  CLASS 2
-------------------------------------------------------------------------

           Management fees*                                        0.32%
-------------------------------------------------------------------------
           Distribution and/or service (12b-1) fees                 0.25
-------------------------------------------------------------------------
           Other expenses                                           0.00
-------------------------------------------------------------------------
           Total annual fund operating expenses*                    0.57

*The fund's investment adviser waived a portion of its management fee from
 September 1, 2004 through December 31, 2008. Management fees and total expenses in the table do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

         1 YEAR 3 YEARS 5 YEARS 10 YEARS
----------------------------------------

Class 2   $58    $183    $318     $714

                                                                             ---
         CASH MANAGEMENT FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  49
                                                                             ---


CASH POSITION AND TEMPORARY INVESTMENTS

The funds may also hold cash or money market instruments, the amount of which will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, a fund may hold all, or a significant portion, of its assets in cash, money market instruments or other securities that may be deemed appropriate by the fund's investment adviser. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices.

A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

MANAGEMENT AND ORGANIZATION

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the Series and other mutual funds, including the American Funds. Capital Research and
Management Company is a wholly owned subsidiary of The Capital Group Companies,
Inc. and is located at 333 South Hope Street, Los Angeles, California 90071,
and 6455 Irvine Center Drive, Irvine, California 92618. Capital Research and
Management Company manages the investment portfolios and business affairs of the Series. The total management fee paid by each fund for the previous fiscal year (or, in the case of International Growth and Income Fund, the management fee to be paid for the current fiscal year), expressed as a percentage of average net assets of that fund, appear in the Annual Fund Operating Expenses table for each fund. A more detailed description of the investment advisory and service agreement between the Series and the investment adviser is included in the Series' statement of additional information. A discussion regarding the basis for the approval of the Series' investment advisory and service agreement by the Series' board of trustees is contained in the Series' annual report to shareholders for the fiscal year ended December 31, 2008.

Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global
Investors, and manages fixed-income assets through its Fixed Income division.
Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

Rather than remain as investment divisions, Capital World Investors and Capital
Research Global Investors may be incorporated into wholly owned subsidiaries of
Capital Research and Management Company. In that event, Capital Research and
Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries. Capital Research and Management Company and the funds it advises have applied to the Securities and Exchange Commission for an exemptive order that would give Capital Research and Management Company the authority to use, upon approval of the funds' boards, its management subsidiaries and affiliates to provide day-to-day investment management services to the funds, including making changes to the management subsidiaries and affiliates providing such services. Approval by the funds' shareholders would be required before any authority granted under an exemptive order could be exercised. There is no assurance that Capital Research and Management
Company will incorporate its investment divisions or seek a shareholder vote to exercise any authority, if granted, under an exemptive order.

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the funds'
portfolio transactions. In selecting broker-dealers, the investment adviser strives to obtain "best execution" (the most favorable total price reasonably attainable under the circumstances) for the funds' portfolio transactions, taking into account a variety of factors. Subject to best execution, the investment adviser may consider investment research and/or brokerage services provided to the adviser in placing orders for the funds' portfolio transactions. The investment adviser may place orders for the funds' portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser or its affiliated companies; however, the investment adviser does not give consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the funds' portfolio transactions. A more detailed description of the investment adviser's policies is included in the statement of additional information.

PORTFOLIO MANAGEMENT

The Series relies on the professional judgment of its investment adviser,
Capital Research and Management Company, to make decisions about the funds'
portfolio investments. The basic investment philosophy of the investment adviser is

----
50  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


to seek to invest in attractively priced securities that, in its opinion, represent above-average long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, including meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PORTFOLIO HOLDINGS

A description of the funds' policies and procedures regarding disclosure of information about their portfolio securities is available in the statement of additional information.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors who decide how their respective segments will be invested. In addition to the portfolio counselors below, Capital Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio.
Investment decisions are subject to a fund's objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions.

The primary individual portfolio counselors for each of the funds are:

                                                                                PRIMARY TITLE WITH
                                                                                INVESTMENT ADVISER
 PORTFOLIO COUNSELOR FOR              PORTFOLIO COUNSELOR'S ROLE IN               (OR AFFILIATE)
   THE SERIES/TITLE (IF               MANAGEMENT OF, AND EXPERIENCE               AND INVESTMENT
       APPLICABLE)                           IN, THE FUND(S)                        EXPERIENCE
----------------------------------------------------------------------------------------------------

JAMES K. DUNTON             Serves as an equity portfolio counselor for:        Senior Vice
VICE CHAIRMAN OF THE BOARD  GROWTH-INCOME FUND -- 25 years (since the           President --
                            fund's inception)                                   Capital Research
                            BLUE CHIP INCOME AND GROWTH FUND -- 8 years         Global Investors
                            (since the fund's inception)                        Investment
                                                                                professional for 47
                                                                                years, all with
                                                                                Capital Research
                                                                                and Management
                                                                                Company or affiliate
----------------------------------------------------------------------------------------------------
DONALD D. O'NEAL            Serves as an equity portfolio counselor for:        Senior Vice
PRESIDENT AND TRUSTEE       GROWTH-INCOME FUND -- 4 years                       President --
                                                                                Capital Research
                                                                                Global Investors
                                                                                Investment
                                                                                professional for 24
                                                                                years, all with
                                                                                Capital Research
                                                                                and Management
                                                                                Company or affiliate
----------------------------------------------------------------------------------------------------
ALAN N. BERRO               Serves as an equity portfolio counselor for:        Senior Vice
SENIOR VICE PRESIDENT       ASSET ALLOCATION FUND -- 9 years                    President --
                                                                                Capital World
                                                                                Investors
                                                                                Investment
                                                                                professional for 23
                                                                                years in total; 18
                                                                                years with Capital
                                                                                Research and
                                                                                Management Company
                                                                                or affiliate
----------------------------------------------------------------------------------------------------
ABNER D. GOLDSTINE          Serves as a fixed-income portfolio counselor for:   Senior Vice
SENIOR VICE PRESIDENT       HIGH-INCOME BOND FUND -- 11 years                   President -- Fixed
                                                                                Income, Capital
                                                                                Research and
                                                                                Management Company
                                                                                Investment
                                                                                professional for 57
                                                                                years in total; 42
                                                                                years with Capital
                                                                                Research and
                                                                                Management Company
                                                                                or affiliate
----------------------------------------------------------------------------------------------------
CLAUDIA P. HUNTINGTON       Serves as an equity portfolio counselor for:        Senior Vice
SENIOR VICE PRESIDENT       GROWTH-INCOME FUND -- 16 years (plus 5 years of     President --
                            prior experience as an investment analyst for the   Capital Research
                            fund)                                               Global Investors
                            GLOBAL DISCOVERY FUND -- 8 years (since the         Investment
                            fund's inception)                                   professional for 36
                                                                                years in total; 34
                                                                                years with Capital
                                                                                Research and
                                                                                Management Company
                                                                                or affiliate
----------------------------------------------------------------------------------------------------
JOHN H. SMET                Serves as a fixed-income portfolio counselor for:   Senior Vice
SENIOR VICE PRESIDENT       U.S. GOVERNMENT/AAA-RATED SECURITIES                President -- Fixed
                            FUND -- 17 years                                    Income, Capital
                                                                                Research and
                                                                                Management Company
                                                                                Investment
                                                                                professional for 27
                                                                                years in total; 26
                                                                                years with Capital
                                                                                Research and
                                                                                Management Company
                                                                                or affiliate
----------------------------------------------------------------------------------------------------
CARL M. KAWAJA              Serves as an equity portfolio counselor for:        Senior Vice
VICE PRESIDENT              NEW WORLD FUND -- 10 years (since the fund's        President --
                            inception)                                          Capital World
                                                                                Investors
                                                                                Investment
                                                                                professional for 21
                                                                                years in total; 18
                                                                                years with Capital
                                                                                Research and
                                                                                Management Company
                                                                                or affiliate
----------------------------------------------------------------------------------------------------
SUNG LEE                    Serves as an equity portfolio counselor for:        Senior Vice
VICE PRESIDENT              INTERNATIONAL FUND -- 4 years                       President --
                            INTERNATIONAL GROWTH AND INCOME                     Capital Research
                            FUND -- 1 year (since the fund's inception)         Global Investors
                                                                                Investment
                                                                                professional for 15
                                                                                years, all with
                                                                                Capital Research
                                                                                and Management
                                                                                Company or affiliate
----------------------------------------------------------------------------------------------------
ROBERT W. LOVELACE          Serves as an equity portfolio counselor for:        Senior Vice
VICE PRESIDENT              GLOBAL GROWTH FUND -- 12 years (since the           President --
                            fund's inception)                                   Capital World
                            NEW WORLD FUND -- 10 years (since the fund's        Investors
                            inception)                                          Investment
                                                                                professional for 24
                                                                                years, all with
                                                                                Capital Research
                                                                                and Management
                                                                                Company or affiliate

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  51
                                                                             ---


                                                                                    PRIMARY TITLE WITH
 PORTFOLIO COUNSELOR FOR              PORTFOLIO COUNSELOR'S ROLE IN               INVESTMENT ADVISER (OR
   THE SERIES/TITLE (IF               MANAGEMENT OF, AND EXPERIENCE              AFFILIATE) AND INVESTMENT
       APPLICABLE)                          IN, THE FUND(S)                             EXPERIENCE
-------------------------------------------------------------------------------------------------------------

C. ROSS SAPPENFIELD         SERVES AS AN EQUITY PORTFOLIO COUNSELOR FOR:       Senior Vice President --
VICE PRESIDENT              GROWTH-INCOME FUND -- 10 years                     Capital Research Global
                            BLUE CHIP INCOME AND GROWTH FUND -- 8 years        Investors
                            (since the fund's inception)                       Investment professional for
                                                                               17 years, all with Capital
                                                                               Research and Management
                                                                               Company or affiliate
-------------------------------------------------------------------------------------------------------------
SUSAN M. TOLSON             Serves as a fixed-income portfolio counselor for:  Senior Vice President --
VICE PRESIDENT              HIGH-INCOME BOND FUND -- 14 years (plus 2 years    Fixed Income, Capital
                            of prior experience as an investment analyst for   Research and Management
                            the fund)                                          Company
                            ASSET ALLOCATION FUND -- 9 years                   Investment professional for
                            GLOBAL BOND FUND -- 3 years (since the fund's      21 years in total; 19 years
                            inception)                                         with Capital Research and
                                                                               Management Company or
                                                                               affiliate
-------------------------------------------------------------------------------------------------------------
DAVID C. BARCLAY            Serves as a fixed-income portfolio counselor for:  Senior Vice President --
                            HIGH-INCOME BOND FUND -- 16 years                  Fixed Income, Capital
                            NEW WORLD FUND -- 10 years (since the fund's       Research and Management
                            inception)                                         Company
                            BOND FUND -- 11 years                              Investment professional for
                                                                               28 years in total; 21 years
                                                                               with Capital Research and
                                                                               Management Company or
                                                                               affiliate
-------------------------------------------------------------------------------------------------------------
DONNALISA BARNUM            Serves as an equity portfolio counselor for:       Senior Vice President --
                            GROWTH FUND -- 6 years                             Capital World Investors
                                                                               Investment professional for
                                                                               27 years in total; 22 years
                                                                               with Capital Research and
                                                                               Management Company or
                                                                               affiliate
-------------------------------------------------------------------------------------------------------------
CHRISTOPHER D. BUCHBINDER   Serves as an equity portfolio counselor for:       Senior Vice President --
                            BLUE CHIP INCOME AND GROWTH FUND -- 2 years        Capital Research Global
                                                                               Investors
                                                                               Investment professional for
                                                                               14 years, all with Capital
                                                                               Research and Management
                                                                               Company or affiliate
-------------------------------------------------------------------------------------------------------------
GORDON CRAWFORD             Serves as an equity portfolio counselor for:       Senior Vice President --
                            GLOBAL SMALL CAPITALIZATION FUND --                Capital Research Global
                            11 years (since the fund's inception)              Investors
                            GLOBAL DISCOVERY FUND -- 4 years                   Investment professional for
                                                                               38 years, all with Capital
                                                                               Research and Management
                                                                               Company or affiliate
-------------------------------------------------------------------------------------------------------------
MARK H. DALZELL             Serves as a fixed-income portfolio counselor for:  Senior Vice President --
                            BOND FUND -- 4 years                               Fixed Income, Capital
                            GLOBAL BOND FUND -- 3 years (since the fund's      Research and Management
                            inception)                                         Company
                                                                               Investment professional for
                                                                               31 years in total; 21 years
                                                                               with Capital Research and
                                                                               Management Company or
                                                                               affiliate
-------------------------------------------------------------------------------------------------------------
MARK E. DENNING             Serves as an equity portfolio counselor for:       Senior Vice President --
                            GLOBAL SMALL CAPITALIZATION FUND --  11 years      Capital Research Global
                            (since the fund's inception)                       Investors
                            GLOBAL DISCOVERY FUND -- 4 years                   Investment professional for
                                                                               27 years, all with Capital
                                                                               Research and Management
                                                                               Company or affiliate
-------------------------------------------------------------------------------------------------------------
J. BLAIR FRANK              Serves as an equity portfolio counselor for:       Senior Vice President --
                            GLOBAL SMALL CAPITALIZATION FUND --  6 years       Capital Research Global
                            GROWTH-INCOME FUND -- 3 years                      Investors
                                                                               Investment professional for
                                                                               16 years in total; 15 years
                                                                               with Capital Research and
                                                                               Management Company or
                                                                               affiliate
-------------------------------------------------------------------------------------------------------------
NICHOLAS J. GRACE           Serves as an equity portfolio counselor for:       Senior Vice President --
                            GLOBAL GROWTH FUND -- 7 years (plus 4 years of     Capital World Investors
                            prior experience as an investment analyst for the  Investment professional for
                            fund)                                              19 years in total; 15 years
                                                                               with Capital Research and
                                                                               Management Company or
                                                                               affiliate
-------------------------------------------------------------------------------------------------------------
ALWYN W. HEONG              Serves as an equity portfolio counselor for:       Senior Vice President --
                            INTERNATIONAL FUND -- 13 years                     Capital Research Global
                                                                               Investors
                                                                               Investment professional for
                                                                               21 years in total; 17 years
                                                                               with Capital Research and
                                                                               Management Company or
                                                                               affiliate
-------------------------------------------------------------------------------------------------------------
DAVID A. HOAG               Serves as a fixed-income portfolio counselor for:  Senior Vice
                            BOND FUND -- 2 years                               President -- Fixed Income,
                                                                               Capital Research and
                                                                               Management Company
                                                                               Investment professional for
                                                                               21 years in total; 18 years
                                                                               with Capital Research and
                                                                               Management Company or
                                                                               affiliate
-------------------------------------------------------------------------------------------------------------
THOMAS H. HOGH              Serves as a fixed-income portfolio counselor for:  Senior Vice President --
                            GLOBAL BOND FUND -- 3 years (since the fund's      Fixed Income, Capital
                            inception)                                         Research Company
                            U.S. GOVERNMENT/AAA-RATED SECURITIES               Investment professional for
                            FUND -- 12 years                                   22 years in total; 19 years
                            BOND FUND -- 2 years                               with Capital Research and
                                                                               Management Company or
                                                                               affiliate
-------------------------------------------------------------------------------------------------------------
GREGG E. IRELAND            Serves as an equity portfolio counselor for:       Senior Vice President --
                            GLOBAL GROWTH AND INCOME FUND -- 3 years           Capital World Investors
                            (since the fund's inception)                       Investment professional for
                            GROWTH FUND -- 3 years                             37 years, all with Capital
                                                                               Research and Management
                                                                               Company or affiliate

----
52  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


 PORTFOLIO COUNSELOR FOR              PORTFOLIO COUNSELOR'S ROLE IN            PRIMARY TITLE WITH INVESTMENT
   THE SERIES/TITLE (IF               MANAGEMENT OF, AND EXPERIENCE               ADVISER (OR AFFILIATE)
       APPLICABLE)                          IN, THE FUND(S)                      AND INVESTMENT EXPERIENCE
-------------------------------------------------------------------------------------------------------------

GREGORY D. JOHNSON          Serves as an equity portfolio counselor for:       Senior Vice President --
                            GROWTH FUND -- 2 years                             Capital World Investors
                                                                               Investment professional for
                                                                               15 years, all with Capital
                                                                               Research and Management
                                                                               Company or affiliate
-------------------------------------------------------------------------------------------------------------
MICHAEL T. KERR             Serves as an equity portfolio counselor for:       Senior Vice President --
                            GROWTH FUND -- 4 years                             Capital World Investors
                                                                               Investment professional for
                                                                               25 years in total; 23 years
                                                                               with Capital Research and
                                                                               Management Company or
                                                                               affiliate
-------------------------------------------------------------------------------------------------------------
HAROLD H. LA                Serves as an equity portfolio counselor for:       Vice President -- Capital
                            GLOBAL SMALL CAPITALIZATION FUND -- 1 year         Research Global Investors
                                                                               Investment professional for
                                                                               11 years in total; 10 years
                                                                               with Capital Research and
                                                                               Management Company or
                                                                               affiliate
-------------------------------------------------------------------------------------------------------------
JEFFREY T. LAGER            Serves as an equity portfolio counselor for:       Senior Vice President --
                            ASSET ALLOCATION FUND -- 2 years                   Capital World Investors
                                                                               Investment professional for
                                                                               14 years in total; 13 years
                                                                               with Capital Research and
                                                                               Management Company or
                                                                               affiliate
-------------------------------------------------------------------------------------------------------------
MARCUS B. LINDEN            Serves as a fixed-income portfolio counselor for:  Senior Vice President --
                            HIGH-INCOME BOND FUND -- 2 years                   Fixed Income, Capital
                                                                               Research Company
                                                                               Investment professional for
                                                                               14 years in total; 13 years
                                                                               with Capital Research and
                                                                               Management Company or
                                                                               affiliate
-------------------------------------------------------------------------------------------------------------
JAMES B. LOVELACE           Serves as an equity portfolio counselor for:       Senior Vice President --
                            BLUE CHIP INCOME AND GROWTH FUND -- 2 years        Capital Research Global
                                                                               Investors
                                                                               Investment professional for
                                                                               27 years, all with Capital
                                                                               Research and Management
                                                                               Company or affiliate
-------------------------------------------------------------------------------------------------------------
JESPER LYCKEUS              Serves as an equity portfolio counselor for:       Senior Vice President --
                            INTERNATIONAL FUND -- 2 years (plus 8 years of     Capital Research Global
                            prior experience as an investment analyst for the  Investors
                            fund)                                              Investment professional for
                            INTERNATIONAL GROWTH AND INCOME                    14 years in total; 13 years
                            FUND -- 1 year (since the fund's inception)        with Capital Research and
                                                                               Management Company or
                                                                               affiliate
-------------------------------------------------------------------------------------------------------------
MARK R. MACDONALD           SERVES AS A FIXED-INCOME PORTFOLIO COUNSELOR FOR:  Senior Vice President --
                            U.S. GOVERNMENT/AAA-RATED SECURITIES FUND --       Fixed Income, Capital
                            3 years                                            Research and Management
                                                                               Company
                                                                               Investment professional for
                                                                               24 years in total; 15 years
                                                                               with Capital Research and
                                                                               Management Company or
                                                                               affiliate
-------------------------------------------------------------------------------------------------------------
RONALD B. MORROW            SERVES AS AN EQUITY PORTFOLIO COUNSELOR FOR:       Senior Vice President --
                            GROWTH FUND -- 6 years (plus 6 years of prior      Capital World Investors
                            experience as an investment analyst for the fund)  Investment professional for
                                                                               40 years in total; 11 years
                                                                               with Capital Research and
                                                                               Management Company or
                                                                               affiliate
-------------------------------------------------------------------------------------------------------------
JAMES R. MULALLY            SERVES AS A FIXED-INCOME PORTFOLIO COUNSELOR FOR:  Senior Vice President --
                            ASSET ALLOCATION FUND -- 3 years                   Fixed Income, Capital
                            GLOBAL BOND FUND -- 1 year                         Research and Management
                                                                               Company
                                                                               Investment professional for
                                                                               33 years in total; 29 years
                                                                               with Capital Research and
                                                                               Management Company or
                                                                               affiliate
-------------------------------------------------------------------------------------------------------------
DAVID M. RILEY              SERVES AS AN EQUITY PORTFOLIO COUNSELOR FOR:       Senior Vice President --
                            INTERNATIONAL GROWTH AND INCOME                    Capital Research Global
                            FUND -- 1 year (since the fund's inception)        Investors
                                                                               Investment professional for
                                                                               15 years, all with Capital
                                                                               Research and Management
                                                                               Company
-------------------------------------------------------------------------------------------------------------
EUGENE P. STEIN             Serves as an equity portfolio counselor for:       Senior Vice President --
                            ASSET ALLOCATION FUND -- 1 year                    Capital World Investors
                                                                               Investment professional for
                                                                               38 years in total; 37 years
                                                                               with Capital Research and
                                                                               Management Company or
                                                                               affiliate
-------------------------------------------------------------------------------------------------------------
ANDREW B. SUZMAN            Serves as an equity portfolio counselor for:       Senior Vice President --
                            GLOBAL GROWTH AND INCOME FUND -- less than         Capital World Investors
                            1 year                                             Investment professional for
                                                                               16 years, all with Capital
                                                                               Research and Management
                                                                               Company or affiliate
-------------------------------------------------------------------------------------------------------------
CHRISTOPHER M. THOMSEN      SERVES AS AN EQUITY PORTFOLIO COUNSELOR FOR:       Senior Vice President --
                            INTERNATIONAL FUND -- 3 years                      Capital Research Global
                                                                               Investors
                                                                               Investment professional for
                                                                               12 years, all with Capital
                                                                               Research and Management
                                                                               Company or affiliate
-------------------------------------------------------------------------------------------------------------
STEVEN T. WATSON            SERVES AS AN EQUITY PORTFOLIO COUNSELOR FOR:       Senior Vice President --
                            GLOBAL GROWTH FUND -- 7 years (plus 4 years of     Capital World Investors
                            prior experience as an investment analyst for the  Investment professional for
                            fund)                                              22 years in total; 19 years
                            GLOBAL GROWTH AND INCOME FUND --3 years            with Capital Research and
                            (since the fund's inception)                       Management Company or
                                                                               affiliate
-------------------------------------------------------------------------------------------------------------

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  53
                                                                             ---


 PORTFOLIO COUNSELOR FOR              PORTFOLIO COUNSELOR'S ROLE IN            PRIMARY TITLE WITH INVESTMENT
   THE SERIES/TITLE (IF               MANAGEMENT OF, AND EXPERIENCE               ADVISER (OR AFFILIATE)
       APPLICABLE)                          IN, THE FUND(S)                      AND INVESTMENT EXPERIENCE
-------------------------------------------------------------------------------------------------------------

PAUL A. WHITE               SERVES AS AN EQUITY PORTFOLIO COUNSELOR FOR:       Senior Vice President --
                            GLOBAL GROWTH FUND -- 5 years (plus 5 years of     Capital World Investors
                            prior experience as an investment analyst for the  Investment professional for
                            fund)                                              21 years in total; 10 years
                                                                               with Capital Research and
                                                                               Management Company or
                                                                               affiliate
-------------------------------------------------------------------------------------------------------------
DYLAN J. YOLLES             Serves as an equity portfolio counselor for:       Senior Vice President --
                            GROWTH-INCOME FUND -- 3 years                      Capital Research Global
                                                                               Investors
                                                                               Investment professional for
                                                                               12 years in total; 9 years
                                                                               with Capital Research and
                                                                               Management Company or
                                                                               affiliate

Additional information regarding the portfolio counselors' compensation, holdings in other accounts and ownership of securities in American Funds
Insurance Series can be found in the statement of additional information.

PURCHASES AND REDEMPTIONS OF SHARES

Shares of the Series are currently offered only to insurance company separate accounts as well as so-called "feeder funds" under master-feeder arrangements sponsored by insurance companies. All such shares may be purchased or redeemed by the separate accounts (or feeder funds) at net asset value without any sales or redemption charges. Such purchases and redemptions are made promptly after corresponding purchases and redemptions of units of the separate accounts (or feeder funds).

FREQUENT TRADING OF FUND SHARES

The Series and American Funds Distributors, Inc., the Series' distributor, reserve the right to reject any purchase order for any reason. The funds are not designed to serve as vehicles for frequent trading. Frequent trading of fund shares may lead to increased costs to the funds and less efficient management of the funds' portfolios, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the Series or American
Funds Distributors, Inc. has determined could involve actual or potential harm to a fund may be rejected.

The Series, through its transfer agent, American Funds Service Company, maintains surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized.
American Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the funds will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts, and to comply with applicable laws.

In addition to the Series' broad ability to restrict potentially harmful trading as described above, the Series' board of trustees has adopted a
"purchase blocking policy" under which any contract owner redeeming units representing a beneficial interest in any fund other than Cash Management Fund
(including redemptions that are part of an exchange transaction) having a value of $5,000 or more will be precluded from investing units of beneficial interest in that fund (including investments that are part of an exchange transaction)
for 30 calendar days after the redemption transaction. Under this purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: systematic redemptions and purchases where the entity maintaining the contract owner's account is able to identify the transaction as a systematic redemption or purchase; purchases and redemptions of units representing a beneficial interest in a fund having a value of less than $5,000; retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper's system; and purchase transactions involving transfers of assets, where the entity maintaining the contract owner's account is able to identify the transaction as one of these types of transactions.

The Series reserves the right to waive the purchase blocking policy in those instances where American Funds Service Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

American Funds Service Company may work with the insurance company separate accounts to apply their procedures which American Funds Service Company believes are reasonably designed to enforce the frequent trading policies of the Series. You should refer to disclosures provided by the insurance company with which you have a contract to determine the specific trading restrictions that apply to you.

----
54  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the insurance company separate account and request that the separate account either provide information regarding an account owner's transactions or restrict the account owner's trading. If American Funds Service Company is not satisfied that insurance company separate account has taken appropriate action, American Funds
Service Company may terminate the separate account's ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

NOTWITHSTANDING THE SERIES' SURVEILLANCE PROCEDURES AND PURCHASE BLOCKING
POLICY, ALL TRANSACTIONS IN FUND SHARES REMAIN SUBJECT TO THE SERIES' AND
AMERICAN FUNDS DISTRIBUTORS, INC.'S RIGHT TO RESTRICT POTENTIALLY ABUSIVE
TRADING GENERALLY (INCLUDING THE TYPES OF TRANSACTIONS DESCRIBED ABOVE THAT
WILL NOT BE PREVENTED OR TRIGGER A BLOCK UNDER THE PURCHASE BLOCKING POLICY).
SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR MORE INFORMATION ABOUT HOW
AMERICAN FUNDS SERVICE COMPANY MAY ADDRESS OTHER POTENTIALLY ABUSIVE TRADING
ACTIVITY IN THE SERIES.

VALUING SHARES

Each fund calculates its share price, also called net asset value, each day the
New York Stock Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the funds have adopted procedures for making "fair value" determinations if market quotations are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the securities in the funds' portfolios that principally trade in those international markets, those securities will be valued in accordance with fair value procedures. Use of these procedures is intended to result in more appropriate net asset values. In addition, such use will reduce, if not eliminate, potential arbitrage opportunities otherwise available to short-term investors.

Because certain of the funds may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the funds do not price their shares, the value of securities held in the funds may change on days when you will not be able to purchase or redeem fund shares.

Shares of the funds will be purchased or sold at the net asset value next determined after receipt of requests from the appropriate insurance company.

PLANS OF DISTRIBUTION

The Series has adopted plans of distribution or "12b-1 plans" for Class 2 and
Class 3 shares. Under these plans, the Series may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the Series' board of trustees. The plans provide for annual expenses of .25% for Class 2 shares and .18% for Class 3 shares. For these share classes, amounts paid under the 12b-1 plans are used by insurance company contract issuers to cover the expenses of certain contract owner services. The
12b-1 fees paid by the Series, as a percentage of average net assets, for the previous fiscal year, are indicated above in the Annual Fund Operating Expenses table for each fund. Since these fees are paid out of the Series' assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment.

DISTRIBUTIONS AND TAXES

Each fund of the Series intends to qualify as a "regulated investment company"
under the Internal Revenue Code. In any fiscal year in which a fund so qualifies and distributes to shareholders its investment company taxable income and net realized capital gain, the fund itself is relieved of federal income tax.

It is the Series' policy to distribute to the shareholders (the insurance company separate accounts) all of its investment company taxable income and capital gain for each fiscal year.

See the applicable contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  55
                                                                             ---


FINANCIAL HIGHLIGHTS/1/

The Financial Highlights table is intended to help you understand the funds'
results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by PricewaterhouseCoopers
LLP, whose report, along with the funds' financial statements, is included in the statement of additional information, which is available upon request.
Figures shown do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would be lower.

                    (Loss) income from investment operations/2/      Dividends and distributions
                    ------------------------------------------  -------------------------------------

                                   Net (losses)
          Net asset    Net           gains on                   Dividends                    Total     Net asset
           value,   investment   securities (both   Total from  (from net  Distributions   dividends    value,
Period    beginning   income       realized and     investment  investment (from capital      and       end of    Total
ended     of period   (loss)       unrealized)      operations   income)      gains)     distributions  period   return/3/

Global Discovery Fund
---------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/08   $14.09      $.15           $(6.37)         $(6.22)     $(.12)      $ (.30)       $ (.42)     $ 7.45    (45.02)%
12/31/07    13.05       .17             2.07            2.24       (.16)       (1.04)        (1.20)      14.09     17.55
12/31/06    11.63       .15             1.89            2.04       (.13)        (.49)         (.62)      13.05     17.66
12/31/05    10.79       .14             1.05            1.19       (.11)        (.24)         (.35)      11.63     11.07
12/31/04     9.94       .08              .98            1.06       (.09)        (.12)         (.21)      10.79     10.72
CLASS 2
12/31/08    14.02       .12            (6.32)          (6.20)      (.09)        (.30)         (.39)       7.43    (45.09)
12/31/07    13.00       .14             2.05            2.19       (.13)       (1.04)        (1.17)      14.02     17.22
12/31/06    11.59       .11             1.89            2.00       (.10)        (.49)         (.59)      13.00     17.41
12/31/05    10.76       .11             1.05            1.16       (.09)        (.24)         (.33)      11.59     10.80
12/31/04     9.92       .06              .97            1.03       (.07)        (.12)         (.19)      10.76     10.43

Global Growth Fund
---------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/08   $25.15      $.47           $(9.50)         $(9.03)     $(.41)      $(1.75)       $(2.16)     $13.96    (38.23)%
12/31/07    23.44       .51             2.98            3.49       (.76)       (1.02)        (1.78)      25.15     15.16
12/31/06    19.63       .41             3.62            4.03       (.22)          --          (.22)      23.44     20.73
12/31/05    17.31       .28             2.19            2.47       (.15)          --          (.15)      19.63     14.37
12/31/04    15.30       .18             1.92            2.10       (.09)          --          (.09)      17.31     13.80
CLASS 2
12/31/08    25.00       .42            (9.43)          (9.01)      (.36)       (1.75)        (2.11)      13.88    (38.39)
12/31/07    23.29       .45             2.95            3.40       (.67)       (1.02)        (1.69)      25.00     14.85
12/31/06    19.52       .36             3.59            3.95       (.18)          --          (.18)      23.29     20.43
12/31/05    17.23       .23             2.18            2.41       (.12)          --          (.12)      19.52     14.07
12/31/04    15.25       .14             1.91            2.05       (.07)          --          (.07)      17.23     13.49

Global Small Capitalization Fund
---------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/08   $27.20      $.19          $(13.33)        $(13.14)      $ --       $(2.88)       $(2.88)     $11.18    (53.39)%
12/31/07    24.87       .12             5.27            5.39       (.90)       (2.16)        (3.06)      27.20     21.73
12/31/06    21.29       .19             4.74            4.93       (.14)       (1.21)        (1.35)      24.87     24.35
12/31/05    17.14       .13             4.23            4.36       (.21)          --          (.21)      21.29     25.66
12/31/04    14.15       .02             2.97            2.99         --           --            --       17.14     21.13
CLASS 2
12/31/08    26.95       .14           (13.18)         (13.04)        --        (2.88)        (2.88)      11.03    (53.52)
12/31/07    24.64       .05             5.22            5.27       (.80)       (2.16)        (2.96)      26.95     21.43
12/31/06    21.12       .14             4.70            4.84       (.11)       (1.21)        (1.32)      24.64     24.05
12/31/05    17.02       .09             4.19            4.28       (.18)          --          (.18)      21.12     25.35
12/31/04    14.08      (.01)            2.95            2.94         --           --            --       17.02     20.88

                       Ratio of   Ratio of    Ratio of
                       expenses   expenses      net
          Net assets, to average to average    income
            end of    net assets net assets  (loss) to
Period    period (in    before     after      average
ended      millions)    waiver   waiver/3/  net assets/3/

Global Discovery Fund
--------------------------------------------------------------------------------
CLASS 1
12/31/08      $ 18        .60%       .55%       1.33%
12/31/07        35        .60        .54        1.25
12/31/06        28        .62        .56        1.19
12/31/05        22        .61        .56        1.27
12/31/04        20        .61        .60         .81
CLASS 2
12/31/08       131        .85        .80        1.08
12/31/07       240        .85        .79         .98
12/31/06       151        .87        .81         .94
12/31/05        89        .86        .81        1.04
12/31/04        51        .86        .85         .60

Global Growth Fund
--------------------------------------------------------------------------------
CLASS 1
12/31/08    $  675        .55%       .50%       2.37%
12/31/07       684        .55        .50        2.06
12/31/06       278        .58        .53        1.95
12/31/05       206        .62        .57        1.56
12/31/04       202        .65        .64        1.15
CLASS 2
12/31/08     3,198        .80        .75        2.12
12/31/07     5,180        .80        .75        1.84
12/31/06     4,015        .83        .78        1.71
12/31/05     2,617        .87        .82        1.30
12/31/04     1,796        .90        .89         .92

Global Small Capitalization Fund
---------------------------------------------------------------------------------------------------
CLASS 1
12/31/08    $  306        .74%       .67%       1.01%
12/31/07       369        .73        .66         .45
12/31/06       247        .77        .69         .82
12/31/05       231        .79        .73         .72
12/31/04       193        .81        .80         .15
CLASS 2
12/31/08     1,748        .99        .92         .70
12/31/07     3,975        .98        .91         .20
12/31/06     2,927       1.02        .94         .61
12/31/05     1,977       1.04        .97         .49
12/31/04     1,198       1.06       1.05        (.07)

----
56  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


                       (Loss) income from investment operations/2/      Dividends and distributions
                       ------------------------------------------  -------------------------------------

                                      Net (losses)
             Net asset    Net           gains on                   Dividends                    Total     Net asset
              value,   investment   securities (both   Total from  (from net  Distributions   dividends    value,
Period       beginning   income       realized and     investment  investment (from capital      and       end of    Total
ended        of period   (loss)       unrealized)      operations   income)      gains)     distributions  period   return/3/

Growth Fund
------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/08      $67.22      $.63          $(27.52)        $(26.89)     $(.56)      $(6.26)       $(6.82)     $33.51    (43.83)%
12/31/07       64.51       .68             7.44            8.12       (.68)       (4.73)        (5.41)      67.22     12.64
12/31/06       59.36       .70             5.46            6.16       (.63)        (.38)        (1.01)      64.51     10.48
12/31/05       51.39       .46             8.00            8.46       (.49)          --          (.49)      59.36     16.50
12/31/04       45.74       .32             5.51            5.83       (.18)          --          (.18)      51.39     12.75
CLASS 2
12/31/08       66.72       .50           (27.27)         (26.77)      (.42)       (6.26)        (6.68)      33.27    (43.97)
12/31/07       64.08       .50             7.39            7.89       (.52)       (4.73)        (5.25)      66.72     12.35
12/31/06       58.98       .54             5.43            5.97       (.49)        (.38)         (.87)      64.08     10.22
12/31/05       51.10       .34             7.92            8.26       (.38)          --          (.38)      58.98     16.19
12/31/04       45.50       .23             5.45            5.68       (.08)          --          (.08)      51.10     12.50
CLASS 3
12/31/08       67.21       .54           (27.50)         (26.96)      (.45)       (6.26)        (6.71)      33.54    (43.93)
12/31/07       64.50       .55             7.45            8.00       (.56)       (4.73)        (5.29)      67.21     12.44
12/31/06       59.34       .59             5.46            6.05       (.51)        (.38)         (.89)      64.50     10.29
12/31/05       51.38       .37             7.98            8.35       (.39)          --          (.39)      59.34     16.28
12/31/04/4/    47.74       .24             3.50            3.74       (.10)          --          (.10)      51.38      7.85

International Fund
------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/08      $24.81      $.43           $(9.88)         $(9.45)     $(.40)      $(2.74)       $(3.14)     $12.22    (42.01)%
12/31/07       22.01       .43             3.95            4.38       (.41)       (1.17)        (1.58)      24.81     20.30
12/31/06       18.96       .41             3.21            3.62       (.38)        (.19)         (.57)      22.01     19.33
12/31/05       15.82       .32             3.11            3.43       (.29)          --          (.29)      18.96     21.75
12/31/04       13.41       .22             2.41            2.63       (.22)          --          (.22)      15.82     19.66
CLASS 2
12/31/08       24.72       .41            (9.85)          (9.44)      (.35)       (2.74)        (3.09)      12.19    (42.12)
12/31/07       21.94       .36             3.94            4.30       (.35)       (1.17)        (1.52)      24.72     20.02
12/31/06       18.92       .35             3.20            3.55       (.34)        (.19)         (.53)      21.94     18.98
12/31/05       15.79       .28             3.11            3.39       (.26)          --          (.26)      18.92     21.50
12/31/04       13.39       .18             2.41            2.59       (.19)          --          (.19)      15.79     19.32
CLASS 3
12/31/08       24.80       .43            (9.90)          (9.47)      (.36)       (2.74)        (3.10)      12.23    (42.10)
12/31/07       22.00       .39             3.94            4.33       (.36)       (1.17)        (1.53)      24.80     20.10
12/31/06       18.96       .37             3.20            3.57       (.34)        (.19)         (.53)      22.00     19.07
12/31/05       15.82       .29             3.11            3.40       (.26)          --          (.26)      18.96     21.54
12/31/04/4/    13.76       .20             2.05            2.25       (.19)          --          (.19)      15.82     16.45

New World Fund
------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/08      $25.88      $.43          $(10.68)        $(10.25)     $(.36)      $(1.70)       $(2.06)     $13.57    (42.20)%
12/31/07       21.56       .46             6.25            6.71       (.83)       (1.56)        (2.39)      25.88     32.53
12/31/06       16.67       .41             4.95            5.36       (.32)        (.15)         (.47)      21.56     32.88
12/31/05       13.96       .33             2.58            2.91       (.20)          --          (.20)      16.67     21.10
12/31/04       11.99       .23             2.01            2.24       (.27)          --          (.27)      13.96     19.07
CLASS 2
12/31/08       25.69       .40           (10.62)         (10.22)      (.30)       (1.70)        (2.00)      13.47    (42.37)
12/31/07       21.40       .40             6.20            6.60       (.75)       (1.56)        (2.31)      25.69     32.21
12/31/06       16.56       .36             4.92            5.28       (.29)        (.15)         (.44)      21.40     32.59
12/31/05       13.89       .29             2.56            2.85       (.18)          --          (.18)      16.56     20.74
12/31/04       11.94       .19             2.01            2.20       (.25)          --          (.25)      13.89     18.80

Blue Chip Income and Growth Fund
------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/08      $11.53      $.22           $(4.22)         $(4.00)     $(.21)       $(.65)        $(.86)     $ 6.67    (36.30)%
12/31/07       11.97       .24              .07             .31       (.36)        (.39)         (.75)      11.53      2.25
12/31/06       10.91       .20             1.63            1.83       (.16)        (.61)         (.77)      11.97     17.73
12/31/05       10.26       .18              .59             .77       (.12)          --          (.12)      10.91      7.57
12/31/04        9.41       .15              .78             .93       (.08)          --          (.08)      10.26      9.94
CLASS 2
12/31/08       11.45       .19            (4.18)          (3.99)      (.19)        (.65)         (.84)       6.62    (36.50)
12/31/07       11.87       .21              .07             .28       (.31)        (.39)         (.70)      11.45      2.03
12/31/06       10.83       .17             1.61            1.78       (.13)        (.61)         (.74)      11.87     17.42
12/31/05       10.20       .15              .58             .73       (.10)          --          (.10)      10.83      7.24
12/31/04        9.36       .13              .78             .91       (.07)          --          (.07)      10.20      9.74

                          Ratio of   Ratio of    Ratio of
                          expenses   expenses      net
             Net assets, to average to average    income
               end of    net assets net assets  (loss) to
Period       period (in    before     after      average
ended         millions)    waiver   waiver/3/  net assets/3/

Growth Fund
-----------------------------------------------------------------------------------
CLASS 1
12/31/08       $ 4,768       .33%       .30%       1.23%
12/31/07         5,051       .33        .30        1.00
12/31/06         3,503       .34        .31        1.14
12/31/05         3,709       .35        .32         .87
12/31/04         3,744       .36        .36         .68
CLASS 2
12/31/08        13,383       .58        .55         .95
12/31/07        25,359       .58        .55         .74
12/31/06        23,122       .59        .56         .89
12/31/05        18,343       .60        .57         .64
12/31/04        12,055       .61        .61         .50
CLASS 3
12/31/08           198       .51        .48        1.02
12/31/07           425       .51        .48         .81
12/31/06           451       .52        .49         .95
12/31/05           499       .53        .50         .69
12/31/04/4/        516       .54/5/     .53/5/      .54/5/

International Fund
-----------------------------------------------------------------------------------
CLASS 1
12/31/08        $1,864       .52%       .48%       2.42%
12/31/07         1,708       .52        .47        1.82
12/31/06         1,648       .54        .49        1.99
12/31/05         1,599       .57        .52        1.92
12/31/04         1,495       .60        .59        1.54
CLASS 2
12/31/08         4,901       .77        .72        2.16
12/31/07         9,719       .77        .72        1.55
12/31/06         7,260       .79        .74        1.72
12/31/05         4,790       .82        .77        1.64
12/31/04         2,752       .84        .83        1.27
CLASS 3
12/31/08            57       .70        .65        2.25
12/31/07           123       .70        .65        1.64
12/31/06           120       .72        .67        1.81
12/31/05           116       .75        .70        1.74
12/31/04/4/        115       .77/5/     .77/5/     1.45/5/

New World Fund
-----------------------------------------------------------------------------------
CLASS 1
12/31/08        $  253       .81%       .73%       2.18%
12/31/07           261       .82        .74        1.92
12/31/06           126       .88        .80        2.19
12/31/05            88       .92        .85        2.22
12/31/04            63       .93        .92        1.81
CLASS 2
12/31/08         1,044      1.06        .98        1.94
12/31/07         1,875      1.07        .99        1.69
12/31/06         1,175      1.13       1.05        1.93
12/31/05           677      1.17       1.10        1.97
12/31/04           373      1.18       1.17        1.57

Blue Chip Income and Growth Fund
------------------------------------------------------------------------------------------------------
CLASS 1
12/31/08        $  220       .43%       .39%       2.48%
12/31/07           143       .42        .38        1.95
12/31/06           159       .43        .39        1.75
12/31/05           135       .45        .41        1.73
12/31/04           129       .46        .46        1.60
CLASS 2
12/31/08         2,602       .68        .64        2.10
12/31/07         4,274       .67        .63        1.70
12/31/06         3,937       .68        .64        1.50
12/31/05         3,029       .70        .66        1.48
12/31/04         2,349       .71        .70        1.37

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  57
                                                                             ---


                       (Loss) income from investment operations/2/      Dividends and distributions
                       ------------------------------------------  -------------------------------------

                                      Net (losses)
             Net asset    Net           gains on                   Dividends                    Total     Net asset
              value,   investment   securities (both   Total from  (from net  Distributions   dividends    value,
Period       beginning   income       realized and     investment  investment (from capital      and       end of    Total
ended        of period   (loss)       unrealized)      operations   income)      gains)     distributions  period   return/3/

Global Growth and Income Fund
------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/08      $11.78      $.28           $(5.09)         $(4.81)     $(.22)       $(.07)        $(.29)     $ 6.68    (41.06)%
12/31/07       10.98       .28             1.14            1.42       (.22)        (.40)         (.62)      11.78     13.04
12/31/06/6/    10.00       .14              .91            1.05       (.07)          --          (.07)      10.98     10.49
CLASS 2
12/31/08       11.75       .26            (5.07)          (4.81)      (.20)        (.07)         (.27)       6.67    (41.17)
12/31/07       10.97       .25             1.13            1.38       (.20)        (.40)         (.60)      11.75     12.67
12/31/06/6/    10.00       .11              .92            1.03       (.06)          --          (.06)      10.97     10.30

Growth-Income Fund
------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/08      $42.52      $.69          $(15.91)        $(15.22)     $(.69)      $(2.36)       $(3.05)     $24.25    (37.68)%
12/31/07       42.43       .80             1.51            2.31       (.77)       (1.45)        (2.22)      42.52      5.32
12/31/06       38.31       .77             5.03            5.80       (.72)        (.96)        (1.68)      42.43     15.51
12/31/05       36.81       .62             1.61            2.23       (.58)        (.15)         (.73)      38.31      6.08
12/31/04       33.61       .48             3.09            3.57       (.37)          --          (.37)      36.81     10.66
CLASS 2
12/31/08       42.26       .60           (15.80)         (15.20)      (.59)       (2.36)        (2.95)      24.11    (37.85)
12/31/07       42.19       .68             1.50            2.18       (.66)       (1.45)        (2.11)      42.26      5.04
12/31/06       38.12       .67             4.99            5.66       (.63)        (.96)        (1.59)      42.19     15.20
12/31/05       36.64       .53             1.60            2.13       (.50)        (.15)         (.65)      38.12      5.83
12/31/04       33.48       .41             3.06            3.47       (.31)          --          (.31)      36.64     10.37
CLASS 3
12/31/08       42.51       .64           (15.90)         (15.26)      (.62)       (2.36)        (2.98)      24.27    (37.78)
12/31/07       42.42       .73             1.50            2.23       (.69)       (1.45)        (2.14)      42.51      5.12
12/31/06       38.31       .70             5.01            5.71       (.64)        (.96)        (1.60)      42.42     15.30
12/31/05       36.80       .56             1.61            2.17       (.51)        (.15)         (.66)      38.31      5.88
12/31/04/4/    34.64       .41             2.07            2.48       (.32)          --          (.32)      36.80      7.18

International Growth and Income Fund
------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/08/7/   $10.00      $.01             $.92            $.93      $(.01)        $ --         $(.01)     $10.92      9.28%
CLASS 2
12/31/08/7/    10.00       .01              .92             .93       (.01)          --          (.01)      10.92      9.27

Asset Allocation Fund
------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/08      $18.51      $.47           $(5.70)         $(5.23)     $(.45)       $(.67)       $(1.12)     $12.16    (29.30)%
12/31/07       18.34       .51              .75            1.26       (.45)        (.64)        (1.09)      18.51      6.82
12/31/06       16.56       .47             1.97            2.44       (.43)        (.23)         (.66)      18.34     14.96
12/31/05       15.49       .41             1.05            1.46       (.39)          --          (.39)      16.56      9.45
12/31/04       14.58       .39              .84            1.23       (.32)          --          (.32)      15.49      8.50
CLASS 2
12/31/08       18.39       .43            (5.66)          (5.23)      (.41)        (.67)        (1.08)      12.08    (29.51)
12/31/07       18.23       .47              .74            1.21       (.41)        (.64)        (1.05)      18.39      6.55
12/31/06       16.47       .42             1.96            2.38       (.39)        (.23)         (.62)      18.23     14.66
12/31/05       15.42       .37             1.04            1.41       (.36)          --          (.36)      16.47      9.14
12/31/04       14.51       .36              .84            1.20       (.29)          --          (.29)      15.42      8.34
CLASS 3
12/31/08       18.50       .44            (5.68)          (5.24)      (.42)        (.67)        (1.09)      12.17    (29.39)
12/31/07       18.34       .48              .74            1.22       (.42)        (.64)        (1.06)      18.50      6.56
12/31/06       16.56       .44             1.97            2.41       (.40)        (.23)         (.63)      18.34     14.75
12/31/05       15.49       .38             1.05            1.43       (.36)          --          (.36)      16.56      9.26
12/31/04/4/    14.85       .36              .58             .94       (.30)          --          (.30)      15.49      6.38

Bond Fund
------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/08      $11.14      $.61           $(1.64)         $(1.03)     $(.63)       $(.03)        $(.66)     $ 9.45     (9.16)%
12/31/07       11.64       .65             (.24)            .41       (.91)          --          (.91)      11.14      3.66
12/31/06       11.31       .63              .17             .80       (.47)          --          (.47)      11.64      7.31
12/31/05       11.57       .60             (.40)            .20       (.46)          --          (.46)      11.31      1.77
12/31/04       11.34       .56              .10             .66       (.43)          --          (.43)      11.57      6.04
CLASS 2
12/31/08       11.03       .59            (1.63)          (1.04)      (.60)        (.03)         (.63)       9.36     (9.35)
12/31/07       11.53       .61             (.24)            .37       (.87)          --          (.87)      11.03      3.33
12/31/06       11.22       .60              .16             .76       (.45)          --          (.45)      11.53      6.99
12/31/05       11.48       .57             (.39)            .18       (.44)          --          (.44)      11.22      1.59
12/31/04       11.27       .53              .09             .62       (.41)          --          (.41)      11.48      5.72

                          Ratio of   Ratio of    Ratio of
                          expenses   expenses      net
             Net assets, to average to average    income
               end of    net assets net assets  (loss) to
Period       period (in    before     after      average
ended         millions)    waiver   waiver/3/  net assets/3/

Global Growth and Income Fund
------------------------------------------------------------------------------------------------------
CLASS 1
12/31/08       $    95      .62%       .56%        3.00%
12/31/07            79      .71        .58         2.37
12/31/06/6/         45      .72/5/     .65/5/      2.10/5/
CLASS 2
12/31/08         1,529      .86        .81         2.73
12/31/07         1,997      .96        .83         2.11
12/31/06/6/        638      .97/5/     .90/5/      1.64/5/

Growth-Income Fund
-----------------------------------------------------------------------------------
CLASS 1
12/31/08       $ 5,034      .28%       .25%        2.03%
12/31/07         5,618      .27        .25         1.82
12/31/06         3,759      .28        .25         1.92
12/31/05         3,825      .29        .27         1.68
12/31/04         4,213      .31        .30         1.39
CLASS 2
12/31/08        13,046      .53        .50         1.75
12/31/07        23,243      .52        .50         1.57
12/31/06        22,688      .53        .50         1.67
12/31/05        17,608      .54        .52         1.44
12/31/04        13,105      .56        .55         1.19
CLASS 3
12/31/08           205      .46        .43         1.83
12/31/07           405      .45        .43         1.64
12/31/06           458      .46        .43         1.74
12/31/05           471      .47        .45         1.50
12/31/04/4/        537      .49/5/     .48/5/      1.24/5/

International Growth and Income Fund
------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/08/7/        $12      .09%       .08%         .14%
CLASS 2
12/31/08/7/          4      .11        .11          .05

Asset Allocation Fund
-----------------------------------------------------------------------------------
CLASS 1
12/31/08        $2,243      .32%       .29%        2.98%
12/31/07         1,927      .32        .29         2.69
12/31/06         1,079      .33        .30         2.67
12/31/05           879      .35        .32         2.57
12/31/04           899      .38        .37         2.64
CLASS 2
12/31/08         4,822      .57        .54         2.70
12/31/07         7,308      .57        .54         2.45
12/31/06         6,362      .58        .55         2.42
12/31/05         5,120      .60        .57         2.31
12/31/04         3,797      .62        .62         2.42
CLASS 3
12/31/08            41      .50        .47         2.77
12/31/07            71      .50        .47         2.52
12/31/06            76      .51        .48         2.49
12/31/05            76      .53        .50         2.39
12/31/04/4/         81      .55/5/     .55/5/      2.50/5/

Bond Fund
-----------------------------------------------------------------------------------
CLASS 1
12/31/08        $2,090      .40%       .36%        5.84%
12/31/07           436      .41        .37         5.59
12/31/06           230      .43        .39         5.54
12/31/05           182      .44        .40         5.30
12/31/04           195      .45        .44         4.94
CLASS 2
12/31/08         3,432      .65        .61         5.53
12/31/07         4,679      .66        .62         5.34
12/31/06         3,374      .68        .64         5.29
12/31/05         2,312      .69        .65         5.06
12/31/04         1,759      .70        .69         4.68

----
58  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


                        (Loss) income from investment operations/2/      Dividends and distributions
                        ------------------------------------------  -------------------------------------

                                       Net (losses)
              Net asset    Net           gains on                   Dividends                    Total     Net asset
               value,   investment   securities (both   Total from  (from net  Distributions   dividends    value,
Period        beginning   income       realized and     investment  investment (from capital      and       end of    Total
ended         of period   (loss)       unrealized)      operations   income)      gains)     distributions  period   return/3/

Global Bond Fund
-------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/08       $10.83      $.48            $(.09)           $.39       $(.54)      $ --/8/       $(.54)     $10.68      3.60%
12/31/07        10.18       .49              .47             .96        (.31)        --           (.31)      10.83      9.54
12/31/06/9/     10.00       .10              .15             .25        (.07)        --           (.07)      10.18      2.52
CLASS 2
12/31/08        10.81       .44             (.07)            .37        (.52)        --/8/        (.52)      10.66      3.48
12/31/07        10.17       .47              .47             .94        (.30)        --           (.30)      10.81      9.23
12/31/06/10/    10.00       .06              .18             .24        (.07)        --           (.07)      10.17      1.99

High-Income Bond Fund
-------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/08       $11.65      $.87           $(3.64)         $(2.77)     $ (.83)      $ --         $ (.83)     $ 8.05    (23.74)%
12/31/07        12.90       .95             (.72)            .23       (1.48)        --          (1.48)      11.65      1.62
12/31/06        12.41       .92              .37            1.29        (.80)        --           (.80)      12.90     10.89
12/31/05        12.89       .85             (.55)            .30        (.78)        --           (.78)      12.41      2.46
12/31/04        12.54       .84              .32            1.16        (.81)        --           (.81)      12.89      9.83
CLASS 2
12/31/08        11.55       .84            (3.60)          (2.76)       (.80)        --           (.80)       7.99    (23.84)
12/31/07        12.79       .91             (.72)            .19       (1.43)        --          (1.43)      11.55      1.33
12/31/06        12.32       .89              .36            1.25        (.78)        --           (.78)      12.79     10.59
12/31/05        12.81       .81             (.55)            .26        (.75)        --           (.75)      12.32      2.20
12/31/04        12.47       .81              .32            1.13        (.79)        --           (.79)      12.81      9.59
CLASS 3
12/31/08        11.65       .86            (3.64)          (2.78)       (.80)        --           (.80)       8.07    (23.76)
12/31/07        12.88       .92             (.72)            .20       (1.43)        --          (1.43)      11.65      1.40
12/31/06        12.39       .90              .36            1.26        (.77)        --           (.77)      12.88     10.66
12/31/05        12.87       .82             (.55)            .27        (.75)        --           (.75)      12.39      2.25
12/31/04/4/     12.79       .78              .11             .89        (.81)        --           (.81)      12.87      7.52

U.S. Government/AAA-Rated Securities Fund
-------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/08       $11.73      $.50            $ .41            $.91       $(.35)      $ --          $(.35)     $12.29      7.84%
12/31/07        11.87       .58              .20             .78        (.92)        --           (.92)      11.73      6.83
12/31/06        11.91       .55             (.10)            .45        (.49)        --           (.49)      11.87      3.95
12/31/05        12.07       .48             (.16)            .32        (.48)        --           (.48)      11.91      2.70
12/31/04        12.24       .45             (.03)            .42        (.59)        --           (.59)      12.07      3.58
CLASS 2
12/31/08        11.65       .47              .41             .88        (.33)        --           (.33)      12.20      7.63
12/31/07        11.79       .54              .19             .73        (.87)        --           (.87)      11.65      6.49
12/31/06        11.83       .51             (.09)            .42        (.46)        --           (.46)      11.79      3.75
12/31/05        12.00       .45             (.16)            .29        (.46)        --           (.46)      11.83      2.41
12/31/04        12.17       .41             (.03)            .38        (.55)        --           (.55)      12.00      3.30
CLASS 3
12/31/08        11.74       .48              .41             .89        (.33)        --           (.33)      12.30      7.66
12/31/07        11.86       .55              .20             .75        (.87)        --           (.87)      11.74      6.63
12/31/06        11.89       .52             (.09)            .43        (.46)        --           (.46)      11.86      3.80
12/31/05        12.05       .46             (.16)            .30        (.46)        --           (.46)      11.89      2.50
12/31/04/4/     12.34       .41             (.11)            .30        (.59)        --           (.59)      12.05      2.58

Cash Management Fund
-------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/08       $11.40      $.24             $ --/8/         $.24       $(.20)      $ --          $(.20)     $11.44      2.15%
12/31/07        11.62       .57               --/8/          .57        (.79)        --           (.79)      11.40      4.95
12/31/06        11.31       .54               --/8/          .54        (.23)        --           (.23)      11.62      4.81
12/31/05        11.09       .33               --/8/          .33        (.11)        --           (.11)      11.31      2.97
12/31/04        11.07       .11               --/8/          .11        (.09)        --           (.09)      11.09       .96
CLASS 2
12/31/08        11.35       .20              .02             .22        (.19)        --           (.19)      11.38      1.90
12/31/07        11.56       .54               --/8/          .54        (.75)        --           (.75)      11.35      4.73
12/31/06        11.26       .51               --/8/          .51        (.21)        --           (.21)      11.56      4.59
12/31/05        11.05       .30               --/8/          .30        (.09)        --           (.09)      11.26      2.68
12/31/04        11.03       .08               --/8/          .08        (.06)        --           (.06)      11.05       .70
CLASS 3
12/31/08        11.40       .22              .01             .23        (.19)        --           (.19)      11.44      1.99
12/31/07        11.60       .55               --/8/          .55        (.75)        --           (.75)      11.40      4.83
12/31/06        11.29       .52               --/8/          .52        (.21)        --           (.21)      11.60      4.64
12/31/05        11.07       .30               --/8/          .30        (.08)        --           (.08)      11.29      2.74
12/31/04/4/     11.07       .09               --/8/          .09        (.09)        --           (.09)      11.07       .78

                           Ratio of   Ratio of    Ratio of
                           expenses   expenses      net
              Net assets, to average to average    income
                end of    net assets net assets  (loss) to
Period        period (in    before     after      average
ended          millions)    waiver   waiver/3/  net assets/3/

Global Bond Fund
------------------------------------------------------------------------------------
CLASS 1
12/31/08          $111       .59%       .53%        4.36%
12/31/07            28       .61        .55         4.61
12/31/06/9/         12       .15        .13         1.00
CLASS 2
12/31/08           802       .84        .79         4.06
12/31/07           279       .86        .80         4.41
12/31/06/10/        15       .13        .12          .60

High-Income Bond Fund
------------------------------------------------------------------------------------
CLASS 1
12/31/08          $340       .48%       .43%        8.22%
12/31/07           308       .48        .44         7.41
12/31/06           293       .49        .45         7.36
12/31/05           309       .50        .46         6.76
12/31/04           364       .50        .50         6.74
CLASS 2
12/31/08           780       .73        .68         7.92
12/31/07           996       .73        .69         7.17
12/31/06           832       .74        .70         7.12
12/31/05           590       .75        .71         6.55
12/31/04           444       .75        .74         6.48
CLASS 3
12/31/08            18       .66        .61         7.96
12/31/07            28       .66        .62         7.21
12/31/06            34       .67        .63         7.19
12/31/05            37       .68        .64         6.58
12/31/04/4/         46       .68/5/     .68/5/      6.57/5/

U.S. Government/AAA-Rated Securities Fund
-------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/08         $ 496       .43%       .38%        4.17%
12/31/07           211       .46        .41         4.83
12/31/06           218       .47        .42         4.64
12/31/05           252       .47        .43         3.99
12/31/04           286       .47        .46         3.68
CLASS 2
12/31/08         1,219       .68        .64         3.93
12/31/07           597       .71        .66         4.58
12/31/06           402       .72        .67         4.40
12/31/05           341       .72        .68         3.75
12/31/04           285       .72        .71         3.42
CLASS 3
12/31/08            33       .61        .57         4.03
12/31/07            29       .64        .59         4.65
12/31/06            32       .65        .60         4.45
12/31/05            39       .65        .61         3.81
12/31/04/4/         43       .65/5/     .65/5/      3.51/5/

Cash Management Fund
-------------------------------------------------------------------------------------------------------
CLASS 1
12/31/08         $ 158       .32%       .29%        2.07%
12/31/07           112       .33        .30         4.88
12/31/06            98       .33        .30         4.74
12/31/05            75       .33        .30         2.91
12/31/04            78       .37        .36          .96
CLASS 2
12/31/08         1,023       .57        .54         1.73
12/31/07           452       .58        .55         4.61
12/31/06           282       .58        .55         4.52
12/31/05           153       .58        .55         2.71
12/31/04           110       .61        .61          .76
CLASS 3
12/31/08            25       .50        .47         1.91
12/31/07            20       .51        .48         4.70
12/31/06            18       .51        .48         4.53
12/31/05            16       .51        .48         2.70
12/31/04/4/         20       .54/5/     .54/5/       .80/5/

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  59
                                                                             ---


                                                        Year ended December 31
                                                   --------------------------------
Portfolio turnover rate for all classes of shares   2008  2007  2006    2005  2004
-------------------------------------------------  ----   ----  ----    ----  ----

   Global Discovery Fund                            46%     50%   31%     53%   28%
   Global Growth Fund                               38      38    31      26    24
   Global Small Capitalization Fund                 47      49    50      47    49
   Growth Fund                                      26      40    35      29    30
   International Fund                               52      41    29      40    37
   New World Fund                                   32      34    32      26    18
   Blue Chip Income and Growth Fund                 24      27    21      33    13
   Global Growth and Income Fund                    36      36     8/6/   --    --
   Growth-Income Fund                               31      24    25      20    21
   International Growth and Income Fund             --/7/   --    --      --    --
   Asset Allocation Fund                            36      29    38      23    20
   Bond Fund                                        63      57    57      46    34
   Global Bond Fund                                118      85     7/9/   --    --
   High-Income Bond Fund                            29      32    35      35    38
   U.S. Government/AAA-Rated Securities Fund       108      91    76      86    68
   Cash Management Fund                             --      --    --      --    --

/1/Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

/2/Based on average shares outstanding.

/3/This column reflects the impact, if any, of certain waivers by Capital
   Research and Management Company. During some of the periods shown, Capital
   Research and Management Company reduced fees for investment advisory services.

/4/From January 16, 2004, when Class 3 shares were first issued.

/5/Annualized.

/6/From May 1, 2006, commencement of operations.

/7/From November 18, 2008, commencement of operations.

/8/Amount less than $.01.

/9/From October 4, 2006 , commencement of operations.

/10/From November 6, 2006, when Class 2 shares were first issued.

----
60  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


[LOGO] American Funds(R)              The right choice for the long term(R)

Other fund information

Annual/Semi-annual report to shareholders
The shareholder reports contain additional information about the Series, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the Series' investment strategies, and the independent registered public accounting firm's report (in the annual report).

Statement of additional information (SAI) and codes of ethics
The current SAI, as amended from time to time, contains more detailed information on all aspects of the Series, including the funds' financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the Series, the
Series' investment adviser and its affiliated companies.

The current SAI and the codes of ethics are on file with the Securities and
Exchange Commission (SEC). These and other related materials about the Series are available for review or to be copied at the SEC's Public Reference Room in
Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's website at sec.gov or, after payment of a duplicating fee, via e-mail request to
publicinfo@sec.gov or by writing to the SEC's Public Reference Section,
Washington, D.C. 20549-0102.

Because you cannot purchase shares of the Series directly, the Series does not maintain an Internet website. However, the current SAI and annual/semi-annual reports to shareholders may be available on the website of the company that issued your insurance contract. You also may request a free copy of these documents or the codes of ethics by calling American Funds at 800/421-4120 or writing to the Secretary at 333 South Hope Street, Los Angeles, California
90071.

 Litho in USA   Investment Company File No. 811-3857

THE CAPITAL GROUP COMPANIES
American Funds   Capital Research and Management   Capital International
Capital Guardian   Capital Bank and Trust


[LOGO] American Funds(R)          The right choice for the long term(R)

AMERICAN FUNDS
INSURANCE SERIES(R)

PROSPECTUS

Class 3 shares

May 1, 2009

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT
DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


American Funds Insurance Series (the "Series") consists of 16 funds, each representing a separate, fully managed diversified portfolio of securities. The seven funds available in the American Pathway II variable annuity, by investment objective, are:

GROWTH FUNDS

   Growth Fund
   International Fund

GROWTH-AND-INCOME FUNDS

   Growth-Income Fund

ASSET ALLOCATION

   Asset Allocation Fund

BOND FUNDS

   High-Income Bond Fund
   U.S. Government/AAA-Rated Securities Fund
   Cash Management Fund

Shares of the Series are currently offered to insurance company separate accounts funding both variable annuity contracts and variable insurance policies (the "contracts"). Interests of various contract owners participating in the Series may be in conflict. The board of trustees of the Series will monitor for the existence of any material conflicts and determine what action, if any, should be taken. Shares may be purchased or redeemed by the separate accounts without any sales or redemption charges at net asset value.

The Series offers three classes of fund shares: Class 1, Class 2 and Class 3 shares. This prospectus offers only Class 3 shares and is for use with the contracts that make Class 3 shares available. The board of trustees may establish additional funds and classes in the future. The investment objective(s) and policies of each fund are discussed in this prospectus. MORE
INFORMATION ON THE FUNDS IS CONTAINED IN THE SERIES' STATEMENT OF ADDITIONAL
INFORMATION.

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  1
                                                                             ---


GROWTH FUNDS

GROWTH FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. In seeking to pursue its investment objective, the fund may invest in the securities of issuers representing a broad range of market capitalizations.
The fund may invest up to 15% of its assets in securities of issuers that are domiciled outside the United States and Canada. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

The prices of securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss.

Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries;
expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

----
2   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GROWTH FUND
----


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower. Class 3 shares were first offered on January 16, 2004. Results prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .18% annual expense that applies to Class 3 shares and is described in the "Plans of distribution"
section of this prospectus. Results for Class 1 shares are comparable to those of Class 3 shares because both classes invest in the same portfolio of securities.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

  1999    2000   2001     2002    2003    2004    2005    2006   2007    2008
 ------  -----  ------  -------  ------  ------  ------  ------ ------  -------
 57.33%  4.53%  -18.08% -24.41%  36.90%  12.56%  16.28%  10.29%  12.44% -43.93%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   30.71% (quarter ended December 31, 1999)
LOWEST   -27.15% (quarter ended September 30, 2001)

For periods ended December 31, 2008:

                                                 LIPPER CAPITAL
                                                  APPRECIATION  LIPPER GROWTH
AVERAGE ANNUAL TOTAL RETURNS   FUND   S&P 500/1/ FUNDS INDEX/2/ FUNDS INDEX/3/
------------------------------------------------------------------------------

        1 year                -43.93%  -36.99%      -39.08%        -42.24%
------------------------------------------------------------------------------
        5 years                 -1.87    -2.19        -1.19          -4.25
------------------------------------------------------------------------------
        10 years                 2.41    -1.38        -0.44          -3.08
------------------------------------------------------------------------------
        Lifetime/4/             11.23    10.04         8.11           7.72

/1/Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

/2/Lipper Capital Appreciation Funds Index is an equally weighted index of funds that aim for maximum capital appreciation. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

/3/Lipper Growth Funds Index is an equally weighted index of growth funds.
   These funds normally invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indexes. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

/4/Lifetime results are from February 8, 1984, the date the fund began investment operations.

                                                                             ---
                  GROWTH FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  3
                                                                             ---


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)  CLASS 3
-------------------------------------------------------------------------

           Management fees*                                        0.32%
-------------------------------------------------------------------------
           Distribution and/or service (12b-1) fees                 0.18
-------------------------------------------------------------------------
           Other expenses                                           0.01
-------------------------------------------------------------------------
           Total annual fund operating expenses*                    0.51

*The fund's investment adviser waived a portion of its management fee from
 September 1, 2004 through December 31, 2008. Management fees and total expenses in the table do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

             1 YEAR 3 YEARS 5 YEARS 10 YEARS
--------------------------------------------

Class 3       $52    $164    $285     $640

----
4   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GROWTH FUND
----


INTERNATIONAL FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in common stocks of companies located outside the United States. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

The prices of securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; and currency, interest rate, and commodity fluctuations. For example, increases in the prices of basic commodities, such as oil or grains, can negatively impact the value of the stocks of certain companies. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss.

Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries;
expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Investing in countries with developing economies and/or markets generally involves risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

                                                                             ---
           INTERNATIONAL FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  5
                                                                             ---


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower. Class 3 shares were first offered on January 16, 2004. Results prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .18% annual expense that applies to Class 3 shares and is described in the "Plans of distribution"
section of this prospectus. Results for Class 1 shares are comparable to those of Class 3 shares because both classes invest in the same portfolio of securities.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

 1999    2000    2001     2002    2003    2004    2005    2006   2007    2008
------  ------  ------   ------  ------  ------  ------  -----  ------  ------
76.11%  -21.99%  -19.88% -14.73%  34.88%  19.48%  21.54%  19.07% 20.10% -42.10%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   42.39% (quarter ended December 31, 1999)
LOWEST   -20.85% (quarter ended December 31, 2008)

For periods ended December 31, 2008:

                                MSCI
                             ALL COUNTRY    LIPPER
AVERAGE ANNUAL               WORLD INDEX INTERNATIONAL
TOTAL RETURNS         FUND    EX USA/1/  FUNDS INDEX/2/
-------------------------------------------------------

1 year               -42.10%   -45.24%      -43.62%
-------------------------------------------------------
5 years                 3.75      3.00         2.15
-------------------------------------------------------
10 years                4.29      2.27         2.14
-------------------------------------------------------
Lifetime/3/             7.42      4.84         5.35

/1/MSCI All Country World Index ex USA is a free float-adjusted market capitalization-weighted index that is designed to measure equity market performance in the global developed and emerging markets, excluding the
   United States. The index consists of 46 developed and emerging market country indexes. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

/2/Lipper International Funds Index is an equally weighted index of funds that invest assets in securities with primary trading markets outside the
   United States. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

/3/Lifetime results are from May 1, 1990, the date the fund began investment operations.

----
    AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
6                             INTERNATIONAL FUND
----


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)  CLASS 3
-------------------------------------------------------------------------

           Management fees*                                        0.49%
-------------------------------------------------------------------------
           Distribution and/or service (12b-1) fees                 0.18
-------------------------------------------------------------------------
           Other expenses                                           0.03
-------------------------------------------------------------------------
           Total annual fund operating expenses*                    0.70

*The fund's investment adviser waived a portion of its management fee from
 September 1, 2004 through December 31, 2008. Management fees and total expenses in the table do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

             1 YEAR 3 YEARS 5 YEARS 10 YEARS
--------------------------------------------

Class 3       $72    $224    $390     $871

                                                                             ---
                               INTERNATIONAL FUND
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  7
                                                                             ---


GROWTH-AND-INCOME FUNDS

GROWTH-INCOME FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow and provide you with income over time by investing primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. The fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States and not included in Standard &
Poor's 500 Composite Index. The fund is designed for investors seeking both capital appreciation and income.

The prices of and the income generated by securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. Income provided by the fund may be affected by changes in the dividend policies of the companies in which the fund invests and the capital resources available for such payments at such companies.

Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries;
expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investment in securities issued by entities domiciled in the United States may also be subject to many of these risks.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

----
8   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GROWTH-INCOME FUND
----


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower. Class 3 shares were first offered on January 16, 2004. Results prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .18% annual expense that applies to Class 3 shares and is described in the "Plans of distribution"
section of this prospectus. Results for Class 1 shares are comparable to those of Class 3 shares because both classes invest in the same portfolio of securities.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

1999    2000    2001   2002      2003    2004   2005    2006    2007   2008
-----   -----   ----   ----    -------  -----   -----   ----   -----   ------
11.27%  8.05%  2.59%  -18.29%   32.52%  10.46%  5.88%   15.30%  5.12%  -37.78%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   16.91% (quarter ended June 30, 2003)
LOWEST   -21.96% (quarter ended December 31, 2008)

For periods ended December 31, 2008:

                                        LIPPER GROWTH
AVERAGE ANNUAL                            & INCOME
TOTAL RETURNS         FUND   S&P 500/1/ FUNDS INDEX/2/
------------------------------------------------------

1 year               -37.78%  -36.99%      -37.54%
------------------------------------------------------
5 years                -2.48    -2.19        -2.12
------------------------------------------------------
10 years                1.65    -1.38        -0.24
------------------------------------------------------
Lifetime/3/             9.99    10.04         8.73

/1/Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

/2/Lipper Growth & Income Funds Index is an equally weighted index of funds that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

/3/Lifetime results are from February 8, 1984, the date the fund began investment operations.

                                                                             ---
           GROWTH-INCOME FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  9
                                                                             ---


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)  CLASS 3
-------------------------------------------------------------------------

           Management fees*                                        0.27%
-------------------------------------------------------------------------
           Distribution and/or service (12b-1) fees                 0.18
-------------------------------------------------------------------------
           Other expenses                                           0.01
-------------------------------------------------------------------------
           Total annual fund operating expenses*                    0.46

*The fund's investment adviser waived a portion of its management fee from
 September 1, 2004 through December 31, 2008. Management fees and total expenses in the table do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

             1 YEAR 3 YEARS 5 YEARS 10 YEARS
--------------------------------------------

Class 3       $47    $148    $258     $579

----
10  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GROWTH-INCOME FUND
----


ASSET ALLOCATION

ASSET ALLOCATION FUND

RISK/RETURN SUMMARY

The fund seeks to provide you with high total return (including income and capital gains) consistent with preservation of capital over the long term by investing in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). The fund may invest up to 15% of its assets in equity securities of issuers domiciled outside the United States and not included in Standard & Poor's 500
Composite Index, and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the fund may invest up to 25%
of its debt assets in lower quality debt securities (rated Ba or below by
Moody's Investors Service and BB or below by Standard & Poor's Corporation or unrated but determined to be of equivalent quality). Such securities are sometimes referred to as "junk bonds."

In seeking to pursue its investment objective, the fund will vary its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the fund's investment adviser expects (but is not required)
to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments. As of December 31, 2008, the fund was approximately 64% invested in equity securities, 26% invested in debt securities and 10% invested in money market instruments. The proportion of equities, debt and money market securities held by the fund will vary with market conditions and the investment adviser's assessment of their relative attractiveness as investment opportunities. The fund is designed for investors seeking above-average total return.

The prices of and the income generated by securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. Income provided by the fund may be affected by changes in the dividend policies of the companies in which the fund invests and the capital resources available for such payments at such companies.

Securities held by the fund may also be affected by changing market interest rates and by changes in effective maturities and credit ratings. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. In addition, there may be little trading in the secondary market for certain lower quality debt securities, which may adversely affect the fund's ability to dispose of such securities. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for these securities will fluctuate with changes in interest rates.

Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries;
expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

                                                                             ---
        ASSET ALLOCATION FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  11
                                                                             ---


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower. Class 3 shares were first offered on January 16, 2004. Results prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .18% annual expense that applies to Class 3 shares and is described in the "Plans of distribution"
section of this prospectus. Results for Class 1 shares are comparable to those of Class 3 shares because both classes invest in the same portfolio of securities.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

 1999    2000   2001    2002    2003    2004    2005     2006    2007    2008
------  -----  -----   ------  -------  ------  -----   -----   -----   ------
 7.06%  4.43%  0.59%  -12.35%  21.92%   8.34%   9.26%   14.75%  6.56%   -29.39%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   12.19% (quarter ended June 30, 2003)
LOWEST   -16.31% (quarter ended December 31, 2008)

For periods ended December 31, 2008:

                                BARCLAYS
                                CAPITAL                   CITIGROUP BROAD
AVERAGE ANNUAL               U.S. AGGREGATE            INVESTMENT-GRADE (BIG)
TOTAL RETURNS         FUND      INDEX/1/    S&P 500/2/     BOND INDEX/3/
-----------------------------------------------------------------------------

1 year               -29.39%     5.24%       -36.99%           7.02%
-----------------------------------------------------------------------------
5 years                 0.44      4.65         -2.19            5.11
-----------------------------------------------------------------------------
10 years                2.08      5.63         -1.38            5.86
-----------------------------------------------------------------------------
Lifetime/4/             6.91      7.04          7.39            7.20

/1/Barclays Capital U.S. Aggregate Index (formerly Lehman Brothers U.S.
   Aggregate Index) represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

/2/Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

/3/Citigroup Broad Investment-Grade (BIG) Bond Index (formerly Salomon Smith
   Barney Broad Investment-Grade (BIG) Bond Index) is a market capitalization-weighted index that includes fixed-rate U.S. Treasury, government-sponsored, mortgage-backed, asset-backed and investment-grade corporate securities with maturities of one year or longer. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

/4/Lifetime results are from August 1, 1989, the date the fund began investment operations.

----
12  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  ASSET ALLOCATION FUND
----


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)  CLASS 3
-------------------------------------------------------------------------

           Management fees*                                        0.31%
-------------------------------------------------------------------------
           Distribution and/or service (12b-1) fees                 0.18
-------------------------------------------------------------------------
           Other expenses                                           0.01
-------------------------------------------------------------------------
           Total annual fund operating expenses*                    0.50

*The fund's investment adviser waived a portion of its management fee from
 September 1, 2004 through December 31, 2008. Management fees and total expenses in the table do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

             1 YEAR 3 YEARS 5 YEARS 10 YEARS
--------------------------------------------

Class 3       $51    $160    $280     $628

                                                                             ---
        ASSET ALLOCATION FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  13
                                                                             ---


BOND FUNDS

HIGH-INCOME BOND FUND

RISK/RETURN SUMMARY

The fund seeks to provide you with a high level of current income and, secondarily, capital appreciation by investing at least 65% of its assets in higher yielding and generally lower quality debt securities (rated Ba or below by Moody's Investors Service or BB or below by Standard & Poor's Corporation or unrated but determined by the fund's investment adviser to be of equivalent quality). Such securities are sometimes referred to as "junk bonds." The fund may also invest up to 25% of its assets in securities of issuers domiciled outside the United States. Normally, the fund invests at least 80% of its assets in bonds and other debt securities. This policy is subject to change only upon 60 days' notice to shareholders. The fund may also invest up to 20%
of its assets in equity securities that provide an opportunity for capital appreciation. The fund is designed for investors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than funds investing in higher quality debt securities.

The values of and the income generated by most debt securities held by the fund may be affected by changing market interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. In addition, there may be little trading in the secondary market for certain lower quality debt securities, which may make them more difficult to value or sell.

The prices of and the income generated by securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations.

Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries;
expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments, but there can be no assurance that it will be successful at doing so.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

----
14  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  HIGH-INCOME BOND FUND
----


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower. Class 3 shares were first offered on January 16, 2004. Results prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .18% annual expense that applies to Class 3 shares and is described in the "Plans of distribution"
section of this prospectus. Results for Class 1 shares are comparable to those of Class 3 shares because both classes invest in the same portfolio of securities.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

1999    2000   2001    2002    2003    2004    2005     2006    2007   2008
-----  -----   ------  -----  ------  ------   -----    -----   -----  ------
5.61%  -3.23%  7.82%  -1.69%  29.55%   9.66%   2.25%   10.66%   1.40% -23.76%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   10.78% (quarter ended December 31, 2002)
LOWEST   -16.05% (quarter ended December 31, 2008)

For periods ended December 31, 2008:

                                                                   LIPPER HIGH
                             CREDIT SUISSE    CITIGROUP BROAD     CURRENT YIELD
AVERAGE ANNUAL                HIGH YIELD   INVESTMENT-GRADE (BIG)  BOND FUNDS
TOTAL RETURNS         FUND     INDEX/1/        BOND INDEX/2/        INDEX/3/
-------------------------------------------------------------------------------

1 year               -23.76%    -26.17%            7.02%             -28.84%
-------------------------------------------------------------------------------
5 years                -0.83      -0.59             5.11               -1.87
-------------------------------------------------------------------------------
10 years                3.02       2.87             5.86                0.49
-------------------------------------------------------------------------------
Lifetime/4/             8.26      N/A               8.48                6.06

/1/Credit Suisse High Yield Index is designed to mirror the investable universe of the U.S. dollar-denominated high-yield debt market. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. This index was not in existence on the date the fund began investment operations; therefore, lifetime results are not shown.

/2/Citigroup Broad Investment-Grade (BIG) Bond Index (formerly Salomon Smith
   Barney Broad Investment-Grade (BIG) Bond Index) is a market capitalization-weighted index that includes fixed-rate U.S. Treasury, government-sponsored, mortgage-backed, asset-backed and investment-grade corporate securities with maturities of one year or longer. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

/3/Lipper High Current Yield Bond Funds Index is an equally weighted index of funds that aim at high (relative) current yield from fixed-income securities, have no quality or maturity restrictions and tend to invest in lower grade debt issues. The results of the underlying funds in the index include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

/4/Lifetime results are from February 8, 1984, the date the fund began investment operations.

                                                                             ---
        HIGH-INCOME BOND FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  15
                                                                             ---


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)  CLASS 3
-------------------------------------------------------------------------

           Management fees*                                        0.47%
-------------------------------------------------------------------------
           Distribution and/or service (12b-1) fees                 0.18
-------------------------------------------------------------------------
           Other expenses                                           0.01
-------------------------------------------------------------------------
           Total annual fund operating expenses*                    0.66

*The fund's investment adviser waived a portion of its management fee from
 September 1, 2004 through December 31, 2008. Management fees and total expenses in the table do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

             1 YEAR 3 YEARS 5 YEARS 10 YEARS
--------------------------------------------

Class 3       $67    $211    $368     $822

----
16  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  HIGH-INCOME BOND FUND
----


U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

RISK/RETURN SUMMARY

The fund seeks to provide you with a high level of current income, as well as to preserve your investment. Normally, the fund will invest at least 80% of its assets in securities that are guaranteed by the "full faith and credit" pledge of the U.S. government or debt securities that are rated Aaa by Moody's
Investors Service or AAA by Standard & Poor's Corporation or unrated but determined to be of equivalent quality by the fund's investment adviser. This policy is subject to change only upon 60 days' notice to shareholders. The fund is designed for investors seeking income and more price stability than from investing in stocks and lower quality debt securities, and capital preservation over the long term.

The fund may also invest a significant portion of its assets in securities backed by pools of mortgages. Certain of these securities may not be backed by the full faith and credit of the U.S. government and are supported only by the credit of the issuer.

The values of and the income generated by most debt securities held by the fund may be affected by changing market interest rates and prepayment risk. For example, as with other debt securities, the value of U.S. government securities generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest but may be subject to greater price fluctuations than shorter maturity securities.

A security backed by the U.S. Treasury or the full faith and credit of the
United States is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for such securities will fluctuate with changes in interest rates.

In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity. This is known as prepayment risk. Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and prepay their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

                                                                                         ---
U.S. GOVERNMENT/AAA-RATED SECURITIES FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  17
                                                                                         ---


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower. Class 3 shares were first offered on January 16, 2004. Results prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .18% annual expense that applies to Class 3 shares and is described in the "Plans of distribution"
section of this prospectus. Results for Class 1 shares are comparable to those of Class 3 shares because both classes invest in the same portfolio of securities.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

 1999    2000    2001    2002    2003    2004    2005    2006    2007    2008
 -----  -----    -----   -----   -----   -----   -----   -----   -----   -----
-0.70%  11.49%   7.05%   9.26%   2.33%   3.41%   2.50%   3.80%   6.63%   7.66%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   5.17% (quarter ended December 31, 2008)
LOWEST   -1.77% (quarter ended June 30, 2004)

For periods ended December 31, 2008:

                           CITIGROUP    LIPPER
                           TREASURY/   GENERAL
                             GOVT.       U.S.
                           SPONSORED/ GOVERNMENT
AVERAGE ANNUAL              MORTGAGE    FUNDS
TOTAL RETURNS        FUND   INDEX/1/  AVERAGE/2/ CPI/3/
-------------------------------------------------------

1 year               7.66%   10.54%     7.27%    0.09%
-------------------------------------------------------
5 years               4.78     5.87      4.27     2.67
-------------------------------------------------------
10 years              5.28     6.12      4.74     2.52
-------------------------------------------------------
Lifetime/4/           6.86     7.84      6.43     2.89

/1/Citigroup Treasury/Government Sponsored/Mortgage Index (formerly Salomon
   Smith Barney Treasury/Government Sponsored/Mortgage Index) is a
   market-weighted index that includes U.S. Treasury and agency securities, as well as FNMAs, FHLMCs and GNMAs. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

/2/Lipper General U.S. Government Funds Average is composed of funds that invest primarily in U.S. government and agency issues. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the fund for portfolio transactions, but do not reflect the effect of sales charges or taxes.

/3/Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the
   U.S. Department of Labor, Bureau of Labor Statistics.

/4/Lifetime results are from December 2, 1985, the date the fund began investment operations.

----
18  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  U.S. GOVERNMENT/AAA-RATED SECURITIES FUND
----


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)  CLASS 3
-------------------------------------------------------------------------

           Management fees*                                        0.42%
-------------------------------------------------------------------------
           Distribution and/or service (12b-1) fees                 0.18
-------------------------------------------------------------------------
           Other expenses                                           0.01
-------------------------------------------------------------------------
           Total annual fund operating expenses*                    0.61

*The fund's investment adviser waived a portion of its management fee from
 September 1, 2004 through December 31, 2008. Management fees and total expenses in the table do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

             1 YEAR 3 YEARS 5 YEARS 10 YEARS
--------------------------------------------

Class 3       $62    $195    $340     $762

                                                                                         ---
U.S. GOVERNMENT/AAA-RATED SECURITIES FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  19
                                                                                         ---


CASH MANAGEMENT FUND

RISK/RETURN SUMMARY

The fund seeks to provide you with an opportunity to earn income on your cash reserves while preserving the value of your investment and maintaining liquidity. Normally, the fund invests substantially in high-quality money market instruments such as commercial paper, commercial bank obligations, savings association obligations, U.S. or Canadian government securities, and short-term corporate bonds and notes. The value of the securities held by the fund may be affected by changing interest rates and by changes in credit ratings of the securities. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. These securities may have credit and liquidity enhancements. Changes in the credit quality of banks and financial institutions providing these enhancements could cause the fund to experience a loss and may affect its share price.

In addition, the fund may invest in securities issued by entities domiciled outside the United States or Canada, or in securities with credit and liquidity support features provided by entities domiciled outside the United States or
Canada. These securities may be affected by unfavorable political, economic or governmental developments that could affect the repayment of principal or the payment of interest. Securities of U.S. issuers with substantial operations outside the United States may also be subject to similar risks.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

The fund is not managed to maintain a stable net asset value of $1 per share.

----
20  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  CASH MANAGEMENT FUND
----


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year, as well as average annual total returns for various periods.
This information provides some indication of the risks of investing in the fund. Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower. Class 3 shares were first offered on January 16, 2004. Results prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .18% annual expense that applies to Class 3 shares and is described in the "Plans of distribution"
section of this prospectus. Results for Class 1 shares are comparable to those of Class 3 shares because both classes invest in the same portfolio of securities.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

1999    2000     2001    2002    2003    2004    2005    2006    2007   2008
----    ----     ----    ----    ----    ----    ----    ----    ----   ----
4.64%   5.85%    3.48%   1.06%   0.49%   0.77%   2.74%   4.64%   4.83%  1.99%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST  1.52% (quarter ended December 31, 2000)
LOWEST   0.04% (quarter ended September 30, 2003)

For periods ended December 31, 2008:

AVERAGE ANNUAL
TOTAL RETURNS        FUND
--------------------------

1 year               1.99%
--------------------------
5 years               2.98
--------------------------
10 years              3.03
--------------------------
Lifetime*             4.62

*Lifetime results are from February 8, 1984, the date the fund began investment operations.

                                                                             ---
         CASH MANAGEMENT FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  21
                                                                             ---


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)  CLASS 3
-------------------------------------------------------------------------

           Management fees*                                        0.32%
-------------------------------------------------------------------------
           Distribution and/or service (12b-1) fees                 0.18
-------------------------------------------------------------------------
           Other expenses                                           0.00
-------------------------------------------------------------------------
           Total annual fund operating expenses*                    0.50

*The fund's investment adviser waived a portion of its management fee from
 September 1, 2004 through December 31, 2008. Management fees and total expenses in the table do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

             1 YEAR 3 YEARS 5 YEARS 10 YEARS
--------------------------------------------

Class 3       $51    $160    $280     $628

----
22  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  CASH MANAGEMENT FUND
----


CASH POSITION AND TEMPORARY INVESTMENTS

The funds may also hold cash or money market instruments, the amount of which will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, a fund may hold all, or a significant portion, of its assets in cash, money market instruments or other securities that may be deemed appropriate by the fund's investment adviser. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices.

A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

MANAGEMENT AND ORGANIZATION

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the Series and other mutual funds, including the American Funds. Capital Research and
Management Company is a wholly owned subsidiary of The Capital Group Companies,
Inc. and is located at 333 South Hope Street, Los Angeles, California 90071,
and 6455 Irvine Center Drive, Irvine, California 92618. Capital Research and
Management Company manages the investment portfolios and business affairs of the Series. The total management fee paid by each fund for the previous fiscal year, expressed as a percentage of average net assets of that fund, appear in the Annual Fund Operating Expenses table for each fund. A discussion regarding the basis for the approval of the Series' investment advisory and service agreement by the Series' board of trustees is contained in the Series' annual report to shareholders for the fiscal year ended December 31, 2008.

Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global
Investors, and manages fixed-income assets through its Fixed Income division.
Capital World Investors and Capital Research Global Investors generally function separately from each other with respect to investment research activities and make investment and proxy voting decisions on an independent basis.

Rather than remain as investment divisions, Capital World Investors and Capital
Research Global Investors may be incorporated into wholly owned subsidiaries of
Capital Research and Management Company. In that event, Capital Research and
Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries. Capital Research and Management Company and the funds it advises have applied to the Securities and Exchange Commission for an exemptive order that would give Capital Research and Management Company the authority to use, upon approval of the funds' boards, its management subsidiaries and affiliates to provide day-to-day investment management services to the funds, including making changes to the management subsidiaries and affiliates providing such services. Approval by the funds' shareholders would be required before any authority granted under an exemptive order could be exercised. There is no assurance that Capital Research and Management
Company will incorporate its investment divisions or seek a shareholder vote to exercise any authority, if granted, under an exemptive order.

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the funds'
portfolio transactions. The investment adviser strives to obtain best execution on the funds' equity and/or fixed-income portfolio transactions, taking into account a variety of factors to produce the most favorable total price reasonably attainable under the circumstances. These factors include the size and type of transaction, the cost and quality of executions, and the broker-dealer's ability to offer liquidity and anonymity. For example, with respect to equity transactions, the funds do not consider the investment adviser as having an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations. Subject to the considerations outlined above, the Series' investment adviser may place orders for the funds' portfolio transactions with broker-dealers who have sold shares of the funds, as well as shares of the American Funds, or who have provided investment research, statistical or other related services to the investment adviser. In placing orders for the funds' portfolio transactions, the investment adviser does not commit to any specific amount of business with any particular broker-dealer. Subject to best execution, the investment adviser may consider investment research, statistical or other related services provided to the adviser in placing orders for the funds' portfolio transactions. However, when the investment adviser places orders for the funds'
portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of the funds or the American Funds.

PORTFOLIO MANAGEMENT

The Series relies on the professional judgment of its investment adviser,
Capital Research and Management Company, to make decisions about the funds'
portfolio investments. The basic investment philosophy of the investment adviser is

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  23
                                                                             ---


to seek to invest in attractively priced securities that, in its opinion, represent above-average long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, including meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PORTFOLIO HOLDINGS

A description of the funds' policies and procedures regarding disclosure of information about their portfolio securities is available in the statement of additional information.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested. In addition, Capital
Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio. Investment decisions are subject to a fund's objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company.

The primary individual portfolio counselors for each of the funds are:

                                                                               PRIMARY TITLE WITH
                                                                               INVESTMENT ADVISER
 PORTFOLIO COUNSELOR FOR              PORTFOLIO COUNSELOR'S ROLE IN              (OR AFFILIATE)
   THE SERIES/TITLE (IF               MANAGEMENT OF, AND EXPERIENCE              AND INVESTMENT
       APPLICABLE)                          IN, THE FUND(S)                        EXPERIENCE
---------------------------------------------------------------------------------------------------

JAMES K. DUNTON             Serves as an equity portfolio counselor for:       Senior Vice
VICE CHAIRMAN OF THE BOARD  GROWTH-INCOME FUND -- 25 years (since the          President --
                            fund's inception)                                  Capital Research
                            BLUE CHIP INCOME AND GROWTH FUND -- 8 years        Global Investors
                            (since the fund's inception)                       Investment
                                                                               professional for 47
                                                                               years, all with
                                                                               Capital Research
                                                                               and Management
                                                                               Company or affiliate
---------------------------------------------------------------------------------------------------
DONALD D. O'NEAL            Serves as an equity portfolio counselor for:       Senior Vice
PRESIDENT AND TRUSTEE       GROWTH-INCOME FUND -- 4 years                      President --
                                                                               Capital Research
                                                                               Global Investors
                                                                               Investment
                                                                               professional for 24
                                                                               years, all with
                                                                               Capital Research
                                                                               and Management
                                                                               Company or affiliate
---------------------------------------------------------------------------------------------------
ALAN N. BERRO               Serves as an equity portfolio counselor for:       Senior Vice
SENIOR VICE PRESIDENT       ASSET ALLOCATION FUND -- 9 years                   President --
                                                                               Capital World
                                                                               Investors
                                                                               Investment
                                                                               professional for 23
                                                                               years in total; 18
                                                                               years with Capital
                                                                               Research and
                                                                               Management Company
                                                                               or affiliate
---------------------------------------------------------------------------------------------------
ABNER D. GOLDSTINE          Serves as a fixed-income portfolio counselor for:  Senior Vice
SENIOR VICE PRESIDENT       HIGH-INCOME BOND FUND -- 11 years                  President -- Fixed
                                                                               Income, Capital
                                                                               Research and
                                                                               Management Company
                                                                               Investment
                                                                               professional for 57
                                                                               years in total; 42
                                                                               years with Capital
                                                                               Research and
                                                                               Management Company
                                                                               or affiliate
---------------------------------------------------------------------------------------------------
CLAUDIA P. HUNTINGTON       Serves as an equity portfolio counselor for:       Senior Vice
SENIOR VICE PRESIDENT       GROWTH-INCOME FUND -- 16 years (plus 5 years of    President --
                            prior experience as an investment analyst for the  Capital Research
                            fund)                                              Global Investors
                            GLOBAL DISCOVERY FUND -- 8 years (since the        Investment
                            fund's inception)                                  professional for 36
                                                                               years in total; 34
                                                                               years with Capital
                                                                               Research and
                                                                               Management Company
                                                                               or affiliate
---------------------------------------------------------------------------------------------------
JOHN H. SMET                Serves as a fixed-income portfolio counselor for:  Senior Vice
SENIOR VICE PRESIDENT       U.S. GOVERNMENT/AAA-RATED SECURITIES               President -- Fixed
                            FUND -- 17 years                                   Income, Capital
                                                                               Research and
                                                                               Management Company
                                                                               Investment
                                                                               professional for 27
                                                                               years in total; 26
                                                                               years with Capital
                                                                               Research and
                                                                               Management Company
                                                                               or affiliate
---------------------------------------------------------------------------------------------------
CARL M. KAWAJA              Serves as an equity portfolio counselor for:       Senior Vice
VICE PRESIDENT              NEW WORLD FUND -- 10 years (since the fund's       President --
                            inception)                                         Capital World
                                                                               Investors
                                                                               Investment
                                                                               professional for 21
                                                                               years in total; 18
                                                                               years with Capital
                                                                               Research and
                                                                               Management Company
                                                                               or affiliate
---------------------------------------------------------------------------------------------------
SUNG LEE                    Serves as an equity portfolio counselor for:       Senior Vice
VICE PRESIDENT              INTERNATIONAL FUND -- 4 years                      President --
                            INTERNATIONAL GROWTH AND INCOME                    Capital Research
                            FUND -- 1 year (since the fund's inception)        Global Investors
                                                                               Investment
                                                                               professional for 15
                                                                               years, all with
                                                                               Capital Research
                                                                               and Management
                                                                               Company or affiliate
---------------------------------------------------------------------------------------------------
ROBERT W. LOVELACE          Serves as an equity portfolio counselor for:       Senior Vice
VICE PRESIDENT              GLOBAL GROWTH FUND -- 12 years (since the          President --
                            fund's inception)                                  Capital World
                            NEW WORLD FUND -- 10 years (since the fund's       Investors
                            inception)                                         Investment
                                                                               professional for 24
                                                                               years, all with
                                                                               Capital Research
                                                                               and Management
                                                                               Company or affiliate

----
24  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


                                                                                    PRIMARY TITLE WITH
 PORTFOLIO COUNSELOR FOR              PORTFOLIO COUNSELOR'S ROLE IN               INVESTMENT ADVISER (OR
   THE SERIES/TITLE (IF               MANAGEMENT OF, AND EXPERIENCE              AFFILIATE) AND INVESTMENT
       APPLICABLE)                          IN, THE FUND(S)                             EXPERIENCE
-------------------------------------------------------------------------------------------------------------

C. ROSS SAPPENFIELD         Serves as an equity portfolio counselor for:       Senior Vice President --
VICE PRESIDENT              GROWTH-INCOME FUND -- 10 years                     Capital Research Global
                            BLUE CHIP INCOME AND GROWTH FUND -- 8 years        Investors
                            (since the fund's inception)                       Investment professional for
                                                                               17 years, all with Capital
                                                                               Research and Management
                                                                               Company or affiliate
-------------------------------------------------------------------------------------------------------------
SUSAN M. TOLSON             Serves as a fixed-income portfolio counselor for:  Senior Vice President --
VICE PRESIDENT              HIGH-INCOME BOND FUND -- 14 years (plus 2 years    Fixed Income, Capital
                            of prior experience as an investment analyst for   Research and Management
                            the fund)                                          Company
                            ASSET ALLOCATION FUND -- 9 years                   Investment professional for
                            GLOBAL BOND FUND -- 3 years (since the fund's      21 years in total; 19 years
                            inception)                                         with Capital Research and
                                                                               Management Company or
                                                                               affiliate
-------------------------------------------------------------------------------------------------------------
DAVID C. BARCLAY            Serves as a fixed-income portfolio counselor for:  Senior Vice President --
                            HIGH-INCOME BOND FUND -- 16 years                  Fixed Income, Capital
                            NEW WORLD FUND -- 10 years (since the fund's       Research and Management
                            inception)                                         Company
                            BOND FUND -- 11 years                              Investment professional for
                                                                               28 years in total; 21 years
                                                                               with Capital Research and
                                                                               Management Company or
                                                                               affiliate
-------------------------------------------------------------------------------------------------------------
DONNALISA BARNUM            Serves as an equity portfolio counselor for:       Senior Vice President --
                            GROWTH FUND -- 6 years                             Capital World Investors
                                                                               Investment professional for
                                                                               27 years in total; 22 years
                                                                               with Capital Research and
                                                                               Management Company or
                                                                               affiliate
-------------------------------------------------------------------------------------------------------------
CHRISTOPHER D. BUCHBINDER   Serves as an equity portfolio counselor for:       Senior Vice President --
                            BLUE CHIP INCOME AND GROWTH FUND -- 2 years        Capital Research Global
                                                                               Investors
                                                                               Investment professional for
                                                                               14 years, all with Capital
                                                                               Research and Management
                                                                               Company or affiliate
-------------------------------------------------------------------------------------------------------------
GORDON CRAWFORD             Serves as an equity portfolio counselor for:       Senior Vice President --
                            GLOBAL SMALL CAPITALIZATION FUND --                Capital Research Global
                            11 years (since the fund's inception)              Investors
                            GLOBAL DISCOVERY FUND -- 4 years                   Investment professional for
                                                                               38 years, all with Capital
                                                                               Research and Management
                                                                               Company or affiliate
-------------------------------------------------------------------------------------------------------------
MARK H. DALZELL             Serves as a fixed-income portfolio counselor for:  Senior Vice President --
                            BOND FUND -- 4 years                               Fixed Income, Capital
                            GLOBAL BOND FUND -- 3 years (since the fund's      Research and Management
                            inception)                                         Company
                                                                               Investment professional for
                                                                               31 years in total; 21 years
                                                                               with Capital Research and
                                                                               Management Company or
                                                                               affiliate
-------------------------------------------------------------------------------------------------------------
MARK E. DENNING             Serves as an equity portfolio counselor for:       Senior Vice President --
                            GLOBAL SMALL CAPITALIZATION FUND --  11 years      Capital Research Global
                            (since the fund's inception)                       Investors
                            GLOBAL DISCOVERY FUND -- 4 years                   Investment professional for
                                                                               27 years, all with Capital
                                                                               Research and Management
                                                                               Company or affiliate
-------------------------------------------------------------------------------------------------------------
J. BLAIR FRANK              Serves as an equity portfolio counselor for:       Senior Vice President --
                            GLOBAL SMALL CAPITALIZATION FUND --  6 years       Capital Research Global
                            GROWTH-INCOME FUND -- 3 years                      Investors
                                                                               Investment professional for
                                                                               16 years in total; 15 years
                                                                               with Capital Research and
                                                                               Management Company or
                                                                               affiliate
-------------------------------------------------------------------------------------------------------------
NICHOLAS J. GRACE           Serves as an equity portfolio counselor for:       Senior Vice President --
                            GLOBAL GROWTH FUND -- 7 years (plus 4 years of     Capital World Investors
                            prior experience as an investment analyst for the  Investment professional for
                            fund)                                              19 years in total; 15 years
                                                                               with Capital Research and
                                                                               Management Company or
                                                                               affiliate
-------------------------------------------------------------------------------------------------------------
ALWYN W. HEONG              Serves as an equity portfolio counselor for:       Senior Vice President --
                            INTERNATIONAL FUND -- 13 years                     Capital Research Global
                                                                               Investors
                                                                               Investment professional for
                                                                               21 years in total; 17 years
                                                                               with Capital Research and
                                                                               Management Company or
                                                                               affiliate
-------------------------------------------------------------------------------------------------------------
DAVID A. HOAG               Serves as a fixed-income portfolio counselor for:  Senior Vice
                            BOND FUND -- 2 years                               President -- Fixed Income,
                                                                               Capital Research and
                                                                               Management Company
                                                                               Investment professional for
                                                                               21 years in total; 18 years
                                                                               with Capital Research and
                                                                               Management Company or
                                                                               affiliate
-------------------------------------------------------------------------------------------------------------
THOMAS H. HOGH              Serves as a fixed-income portfolio counselor for:  Senior Vice President --
                            GLOBAL BOND FUND -- 3 years (since the fund's      Fixed Income, Capital
                            inception)                                         Research Company
                            U.S. GOVERNMENT/AAA-RATED SECURITIES               Investment professional for
                            FUND -- 12 years                                   22 years in total; 19 years
                            BOND FUND -- 2 years                               with Capital Research and
                                                                               Management Company or
                                                                               affiliate
-------------------------------------------------------------------------------------------------------------
GREGG E. IRELAND            Serves as an equity portfolio counselor for:       Senior Vice President --
                            GLOBAL GROWTH AND INCOME FUND -- 3 years           Capital World Investors
                            (since the fund's inception)                       Investment professional for
                            GROWTH FUND -- 3 years                             37 years, all with Capital
                                                                               Research and Management
                                                                               Company or affiliate

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  25
                                                                             ---


 PORTFOLIO COUNSELOR FOR              PORTFOLIO COUNSELOR'S ROLE IN            PRIMARY TITLE WITH INVESTMENT
   THE SERIES/TITLE (IF               MANAGEMENT OF, AND EXPERIENCE               ADVISER (OR AFFILIATE)
       APPLICABLE)                          IN, THE FUND(S)                      AND INVESTMENT EXPERIENCE
-------------------------------------------------------------------------------------------------------------

GREGORY D. JOHNSON          Serves as an equity portfolio counselor for:       Senior Vice President --
                            GROWTH FUND -- 2 years                             Capital World Investors
                                                                               Investment professional for
                                                                               15 years, all with Capital
                                                                               Research and Management
                                                                               Company or affiliate
-------------------------------------------------------------------------------------------------------------
MICHAEL T. KERR             Serves as an equity portfolio counselor for:       Senior Vice President --
                            GROWTH FUND -- 4 years                             Capital World Investors
                                                                               Investment professional for
                                                                               25 years in total; 23 years
                                                                               with Capital Research and
                                                                               Management Company or
                                                                               affiliate
-------------------------------------------------------------------------------------------------------------
HAROLD H. LA                Serves as an equity portfolio counselor for:       Vice President -- Capital
                            GLOBAL SMALL CAPITALIZATION FUND -- 1 year         Research Global Investors
                                                                               Investment professional for
                                                                               11 years in total; 10 years
                                                                               with Capital Research and
                                                                               Management Company or
                                                                               affiliate
-------------------------------------------------------------------------------------------------------------
JEFFREY T. LAGER            Serves as an equity portfolio counselor for:       Senior Vice President --
                            ASSET ALLOCATION FUND -- 2 years                   Capital World Investors
                                                                               Investment professional for
                                                                               14 years in total; 13 years
                                                                               with Capital Research and
                                                                               Management Company or
                                                                               affiliate
-------------------------------------------------------------------------------------------------------------
MARCUS B. LINDEN            Serves as a fixed-income portfolio counselor for:  Senior Vice President --
                            HIGH-INCOME BOND FUND -- 2 years                   Fixed Income, Capital
                                                                               Research Company
                                                                               Investment professional for
                                                                               14 years in total; 13 years
                                                                               with Capital Research and
                                                                               Management Company or
                                                                               affiliate
-------------------------------------------------------------------------------------------------------------
JAMES B. LOVELACE           Serves as an equity portfolio counselor for:       Senior Vice President --
                            BLUE CHIP INCOME AND GROWTH FUND -- 2 years        Capital Research Global
                                                                               Investors
                                                                               Investment professional for
                                                                               27 years, all with Capital
                                                                               Research and Management
                                                                               Company or affiliate
-------------------------------------------------------------------------------------------------------------
JESPER LYCKEUS              Serves as an equity portfolio counselor for:       Senior Vice President --
                            INTERNATIONAL FUND -- 2 years (plus 8 years of     Capital Research Global
                            prior experience as an investment analyst for the  Investors
                            fund)                                              Investment professional for
                            INTERNATIONAL GROWTH AND INCOME                    14 years in total; 13 years
                            FUND -- 1 year (since the fund's inception)        with Capital Research and
                                                                               Management Company or
                                                                               affiliate
-------------------------------------------------------------------------------------------------------------
MARK R. MACDONALD           Serves as a fixed-income portfolio counselor for:  Senior Vice President --
                            U.S. GOVERNMENT/AAA-RATED SECURITIES FUND --       Fixed Income, Capital
                            3 years                                            Research and Management
                                                                               Company
                                                                               Investment professional for
                                                                               24 years in total; 15 years
                                                                               with Capital Research and
                                                                               Management Company or
                                                                               affiliate
-------------------------------------------------------------------------------------------------------------
RONALD B. MORROW            Serves as an equity portfolio counselor for:       Senior Vice President --
                            GROWTH FUND -- 6 years (plus 6 years of prior      Capital World Investors
                            experience as an investment analyst for the fund)  Investment professional for
                                                                               40 years in total; 11 years
                                                                               with Capital Research and
                                                                               Management Company or
                                                                               affiliate
-------------------------------------------------------------------------------------------------------------
JAMES R. MULALLY            Serves as a fixed-income portfolio counselor for:  Senior Vice President --
                            ASSET ALLOCATION FUND -- 3 years                   Fixed Income, Capital
                            GLOBAL BOND FUND -- 1 year                         Research and Management
                                                                               Company
                                                                               Investment professional for
                                                                               33 years in total; 29 years
                                                                               with Capital Research and
                                                                               Management Company or
                                                                               affiliate
-------------------------------------------------------------------------------------------------------------
DAVID M. RILEY              Serves as an equity portfolio counselor for:       Senior Vice President --
                            INTERNATIONAL GROWTH AND INCOME                    Capital Research Global
                            FUND -- 1 year (since the fund's inception)        Investors
                                                                               Investment professional for
                                                                               15 years, all with Capital
                                                                               Research and Management
                                                                               Company
-------------------------------------------------------------------------------------------------------------
EUGENE P. STEIN             Serves as an equity portfolio counselor for:       Senior Vice President --
                            ASSET ALLOCATION FUND -- 1 year                    Capital World Investors
                                                                               Investment professional for
                                                                               38 years in total; 37 years
                                                                               with Capital Research and
                                                                               Management Company or
                                                                               affiliate
-------------------------------------------------------------------------------------------------------------
ANDREW B. SUZMAN            Serves as an equity portfolio counselor for:       Senior Vice President --
                            GLOBAL GROWTH AND INCOME FUND -- less than         Capital World Investors
                            1 year                                             Investment professional for
                                                                               16 years, all with Capital
                                                                               Research and Management
                                                                               Company or affiliate
-------------------------------------------------------------------------------------------------------------
CHRISTOPHER M. THOMSEN      Serves as an equity portfolio counselor for:       Senior Vice President --
                            INTERNATIONAL FUND -- 3 years                      Capital Research Global
                                                                               Investors
                                                                               Investment professional for
                                                                               12 years, all with Capital
                                                                               Research and Management
                                                                               Company or affiliate
-------------------------------------------------------------------------------------------------------------
STEVEN T. WATSON            Serves as an equity portfolio counselor for:       Senior Vice President --
                            GLOBAL GROWTH FUND -- 7 years (plus 4 years of     Capital World Investors
                            prior experience as an investment analyst for the  Investment professional for
                            fund)                                              22 years in total; 19 years
                            GLOBAL GROWTH AND INCOME FUND --3 years            with Capital Research and
                            (since the fund's inception)                       Management Company or
                                                                               affiliate

----
26  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


 PORTFOLIO COUNSELOR FOR              PORTFOLIO COUNSELOR'S ROLE IN            PRIMARY TITLE WITH INVESTMENT
   THE SERIES/TITLE (IF               MANAGEMENT OF, AND EXPERIENCE               ADVISER (OR AFFILIATE)
       APPLICABLE)                          IN, THE FUND(S)                      AND INVESTMENT EXPERIENCE
-------------------------------------------------------------------------------------------------------------

PAUL A. WHITE               Serves as an equity portfolio counselor for:       Senior Vice President --
                            GLOBAL GROWTH FUND -- 5 years (plus 5 years of     Capital World Investors
                            prior experience as an investment analyst for the  Investment professional for
                            fund)                                              21 years in total; 10 years
                                                                               with Capital Research and
                                                                               Management Company or
                                                                               affiliate
-------------------------------------------------------------------------------------------------------------
DYLAN J. YOLLES             Serves as an equity portfolio counselor for:       Senior Vice President --
                            GROWTH-INCOME FUND -- 3 years                      Capital Research Global
                                                                               Investors
                                                                               Investment professional for
                                                                               12 years in total; 9 years
                                                                               with Capital Research and
                                                                               Management Company or
                                                                               affiliate

Additional information regarding the portfolio counselors' compensation, holdings in other accounts and ownership of securities in American Funds
Insurance Series can be found in the statement of additional information.

PURCHASES AND REDEMPTIONS OF SHARES

Shares of the Series are currently offered only to insurance company separate accounts as well as so-called "feeder funds" under master-feeder arrangements sponsored by insurance companies. All such shares may be purchased or redeemed by the separate accounts (or feeder funds) at net asset value without any sales or redemption charges. Such purchases and redemptions are made promptly after corresponding purchases and redemptions of units of the separate accounts (or feeder funds).

FREQUENT TRADING OF FUND SHARES

The Series and American Funds Distributors, Inc., the Series' distributor, reserve the right to reject any purchase order for any reason. The funds are not designed to serve as vehicles for frequent trading. Frequent trading of fund shares may lead to increased costs to the funds and less efficient management of the fund's portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the Series or American
Funds Distributors, Inc. has determined could involve actual or potential harm to the fund may be rejected.

The Series, through its transfer agent, American Funds Service Company, maintains surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized.
American Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the funds will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts, and to comply with applicable laws.

In addition to the Series' broad ability to restrict potentially harmful trading as described above, the Series' board of trustees has adopted a
"purchase blocking policy" under which any contract owner redeeming units representing a beneficial interest in any fund other than Cash Management Fund
(including redemptions that are part of an exchange transaction) having a value of $5,000 or more will be precluded from investing units of beneficial interest in that fund (including investments that are part of an exchange transaction)
for 30 calendar days after the redemption transaction. Under this purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: systematic redemptions and purchases where the entity maintaining the contract owner's account is able to identify the transaction as a systematic redemption or purchase; purchases and redemptions of units representing a beneficial interest in a fund having a value of less than $5,000; retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper's system; and purchase transactions involving transfers of assets, where the entity maintaining the contract owner's account is able to identify the transaction as one of these types of transactions.

The Series reserves the right to waive the purchase blocking policy in those instances where American Funds Service Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

American Funds Service Company may work with the insurance company separate accounts to apply their procedures which American Funds Service Company believes are reasonably designed to enforce the frequent trading policies of the series. You should refer to disclosures provided by the insurance company with which you have a contract to determine the specific trading restrictions that apply to you.

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  27
                                                                             ---


If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the insurance company separate account and request that the separate account either provide information regarding an account owner's transactions or restrict the account owner's trading. If American Funds Service Company is not satisfied that insurance company separate account has taken appropriate action, American Funds
Service Company may terminate the separate account's ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

NOTWITHSTANDING THE SERIES' SURVEILLANCE PROCEDURES AND PURCHASE BLOCKING
POLICY, ALL TRANSACTIONS IN FUND SHARES REMAIN SUBJECT TO THE SERIES' AND
AMERICAN FUNDS DISTRIBUTORS, INC.'S RIGHT TO RESTRICT POTENTIALLY ABUSIVE
TRADING GENERALLY (INCLUDING THE TYPES OF TRANSACTIONS DESCRIBED ABOVE THAT
WILL NOT BE PREVENTED OR TRIGGER A BLOCK UNDER THE PURCHASE BLOCKING POLICY).
SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR MORE INFORMATION ABOUT HOW
AMERICAN FUNDS SERVICE COMPANY MAY ADDRESS OTHER POTENTIALLY ABUSIVE TRADING
ACTIVITY IN THE SERIES.

VALUING SHARES

Each fund calculates its share price, also called net asset value, each day the
New York Stock Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the funds have adopted procedures for making "fair value" determinations if market quotations are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of the securities in the funds' portfolios that principally trade in those international markets, those securities will be valued in accordance with fair value procedures. Use of these procedures is intended to result in more appropriate net asset values. In addition, such use will reduce, if not eliminate, potential arbitrage opportunities otherwise available to short-term investors.

Because certain of the funds may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the funds do not price their shares, the value of securities held in the funds may change on days when you will not be able to purchase or redeem fund shares.

Shares of the funds will be purchased or sold at the net asset value next determined after receipt of requests from the appropriate insurance company.

PLANS OF DISTRIBUTION

The Series has adopted plans of distribution or "12b-1 plans" for Class 2 and
Class 3 shares. Under these plans, the Series may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the Series' board of trustees. The plans provide for annual expenses of .25% for Class 2 shares and .18% for Class 3 shares. For these share classes, amounts paid under the 12b-1 plans are used by insurance company contract issuers to cover the expenses of certain contract owner services. The
12b-1 fees paid by the Series, as a percentage of average net assets, for the previous fiscal year, are indicated above in the Annual Fund Operating Expenses table for each fund. Since these fees are paid out of the Series' assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment.

DISTRIBUTIONS AND TAXES

Each fund of the Series intends to qualify as a "regulated investment company"
under the Internal Revenue Code. In any fiscal year in which a fund so qualifies and distributes to shareholders its investment company taxable income and net realized capital gain, the fund itself is relieved of federal income tax.

It is the Series' policy to distribute to the shareholders (the insurance company separate accounts) all of its investment company taxable income and capital gain for each fiscal year.

See the applicable contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

----
28  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


FINANCIAL HIGHLIGHTS/1/

The Financial Highlights table is intended to help you understand the funds'
results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by PricewaterhouseCoopers
LLP, whose report, along with the funds' financial statements, is included in the statement of additional information, which is available upon request.
Figures shown do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would be lower.

                    (Loss) income from investment operations/2/      Dividends and distributions
                    ------------------------------------------  -------------------------------------

                                   Net (losses)
          Net asset    Net           gains on                   Dividends                    Total     Net asset
           value,   investment   securities (both   Total from  (from net  Distributions   dividends    value,
Period    beginning   income       realized and     investment  investment (from capital      and       end of    Total
ended     of period   (loss)       unrealized)      operations   income)      gains)     distributions  period   return/3/

Global Discovery Fund
---------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/08   $14.09      $.15           $(6.37)         $(6.22)     $(.12)      $ (.30)       $ (.42)     $ 7.45    (45.02)%
12/31/07    13.05       .17             2.07            2.24       (.16)       (1.04)        (1.20)      14.09     17.55
12/31/06    11.63       .15             1.89            2.04       (.13)        (.49)         (.62)      13.05     17.66
12/31/05    10.79       .14             1.05            1.19       (.11)        (.24)         (.35)      11.63     11.07
12/31/04     9.94       .08              .98            1.06       (.09)        (.12)         (.21)      10.79     10.72
CLASS 2
12/31/08    14.02       .12            (6.32)          (6.20)      (.09)        (.30)         (.39)       7.43    (45.09)
12/31/07    13.00       .14             2.05            2.19       (.13)       (1.04)        (1.17)      14.02     17.22
12/31/06    11.59       .11             1.89            2.00       (.10)        (.49)         (.59)      13.00     17.41
12/31/05    10.76       .11             1.05            1.16       (.09)        (.24)         (.33)      11.59     10.80
12/31/04     9.92       .06              .97            1.03       (.07)        (.12)         (.19)      10.76     10.43

Global Growth Fund
---------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/08   $25.15      $.47           $(9.50)         $(9.03)     $(.41)      $(1.75)       $(2.16)     $13.96    (38.23)%
12/31/07    23.44       .51             2.98            3.49       (.76)       (1.02)        (1.78)      25.15     15.16
12/31/06    19.63       .41             3.62            4.03       (.22)          --          (.22)      23.44     20.73
12/31/05    17.31       .28             2.19            2.47       (.15)          --          (.15)      19.63     14.37
12/31/04    15.30       .18             1.92            2.10       (.09)          --          (.09)      17.31     13.80
CLASS 2
12/31/08    25.00       .42            (9.43)          (9.01)      (.36)       (1.75)        (2.11)      13.88    (38.39)
12/31/07    23.29       .45             2.95            3.40       (.67)       (1.02)        (1.69)      25.00     14.85
12/31/06    19.52       .36             3.59            3.95       (.18)          --          (.18)      23.29     20.43
12/31/05    17.23       .23             2.18            2.41       (.12)          --          (.12)      19.52     14.07
12/31/04    15.25       .14             1.91            2.05       (.07)          --          (.07)      17.23     13.49

Global Small Capitalization Fund
---------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/08   $27.20      $.19          $(13.33)        $(13.14)      $ --       $(2.88)       $(2.88)     $11.18    (53.39)%
12/31/07    24.87       .12             5.27            5.39       (.90)       (2.16)        (3.06)      27.20     21.73
12/31/06    21.29       .19             4.74            4.93       (.14)       (1.21)        (1.35)      24.87     24.35
12/31/05    17.14       .13             4.23            4.36       (.21)          --          (.21)      21.29     25.66
12/31/04    14.15       .02             2.97            2.99         --           --            --       17.14     21.13
CLASS 2
12/31/08    26.95       .14           (13.18)         (13.04)        --        (2.88)        (2.88)      11.03    (53.52)
12/31/07    24.64       .05             5.22            5.27       (.80)       (2.16)        (2.96)      26.95     21.43
12/31/06    21.12       .14             4.70            4.84       (.11)       (1.21)        (1.32)      24.64     24.05
12/31/05    17.02       .09             4.19            4.28       (.18)          --          (.18)      21.12     25.35
12/31/04    14.08      (.01)            2.95            2.94         --           --            --       17.02     20.88

                       Ratio of   Ratio of    Ratio of
                       expenses   expenses      net
          Net assets, to average to average    income
            end of    net assets net assets  (loss) to
Period    period (in    before     after      average
ended      millions)    waiver   waiver/3/  net assets/3/

Global Discovery Fund
--------------------------------------------------------------------------------
CLASS 1
12/31/08      $ 18        .60%       .55%       1.33%
12/31/07        35        .60        .54        1.25
12/31/06        28        .62        .56        1.19
12/31/05        22        .61        .56        1.27
12/31/04        20        .61        .60         .81
CLASS 2
12/31/08       131        .85        .80        1.08
12/31/07       240        .85        .79         .98
12/31/06       151        .87        .81         .94
12/31/05        89        .86        .81        1.04
12/31/04        51        .86        .85         .60

Global Growth Fund
--------------------------------------------------------------------------------
CLASS 1
12/31/08    $  675        .55%       .50%       2.37%
12/31/07       684        .55        .50        2.06
12/31/06       278        .58        .53        1.95
12/31/05       206        .62        .57        1.56
12/31/04       202        .65        .64        1.15
CLASS 2
12/31/08     3,198        .80        .75        2.12
12/31/07     5,180        .80        .75        1.84
12/31/06     4,015        .83        .78        1.71
12/31/05     2,617        .87        .82        1.30
12/31/04     1,796        .90        .89         .92

Global Small Capitalization Fund
---------------------------------------------------------------------------------------------------
CLASS 1
12/31/08    $  306        .74%       .67%       1.01%
12/31/07       369        .73        .66         .45
12/31/06       247        .77        .69         .82
12/31/05       231        .79        .73         .72
12/31/04       193        .81        .80         .15
CLASS 2
12/31/08     1,748        .99        .92         .70
12/31/07     3,975        .98        .91         .20
12/31/06     2,927       1.02        .94         .61
12/31/05     1,977       1.04        .97         .49
12/31/04     1,198       1.06       1.05        (.07)

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  29
                                                                             ---


                       (Loss) income from investment operations/2/      Dividends and distributions
                       ------------------------------------------  -------------------------------------

                                      Net (losses)
             Net asset    Net           gains on                   Dividends                    Total     Net asset
              value,   investment   securities (both   Total from  (from net  Distributions   dividends    value,
Period       beginning   income       realized and     investment  investment (from capital      and       end of    Total
ended        of period   (loss)       unrealized)      operations   income)      gains)     distributions  period   return/3/

Growth Fund
------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/08      $67.22      $.63          $(27.52)        $(26.89)     $(.56)      $(6.26)       $(6.82)     $33.51    (43.83)%
12/31/07       64.51       .68             7.44            8.12       (.68)       (4.73)        (5.41)      67.22     12.64
12/31/06       59.36       .70             5.46            6.16       (.63)        (.38)        (1.01)      64.51     10.48
12/31/05       51.39       .46             8.00            8.46       (.49)          --          (.49)      59.36     16.50
12/31/04       45.74       .32             5.51            5.83       (.18)          --          (.18)      51.39     12.75
CLASS 2
12/31/08       66.72       .50           (27.27)         (26.77)      (.42)       (6.26)        (6.68)      33.27    (43.97)
12/31/07       64.08       .50             7.39            7.89       (.52)       (4.73)        (5.25)      66.72     12.35
12/31/06       58.98       .54             5.43            5.97       (.49)        (.38)         (.87)      64.08     10.22
12/31/05       51.10       .34             7.92            8.26       (.38)          --          (.38)      58.98     16.19
12/31/04       45.50       .23             5.45            5.68       (.08)          --          (.08)      51.10     12.50
CLASS 3
12/31/08       67.21       .54           (27.50)         (26.96)      (.45)       (6.26)        (6.71)      33.54    (43.93)
12/31/07       64.50       .55             7.45            8.00       (.56)       (4.73)        (5.29)      67.21     12.44
12/31/06       59.34       .59             5.46            6.05       (.51)        (.38)         (.89)      64.50     10.29
12/31/05       51.38       .37             7.98            8.35       (.39)          --          (.39)      59.34     16.28
12/31/04/4/    47.74       .24             3.50            3.74       (.10)          --          (.10)      51.38      7.85

International Fund
------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/08      $24.81      $.43           $(9.88)         $(9.45)     $(.40)      $(2.74)       $(3.14)     $12.22    (42.01)%
12/31/07       22.01       .43             3.95            4.38       (.41)       (1.17)        (1.58)      24.81     20.30
12/31/06       18.96       .41             3.21            3.62       (.38)        (.19)         (.57)      22.01     19.33
12/31/05       15.82       .32             3.11            3.43       (.29)          --          (.29)      18.96     21.75
12/31/04       13.41       .22             2.41            2.63       (.22)          --          (.22)      15.82     19.66
CLASS 2
12/31/08       24.72       .41            (9.85)          (9.44)      (.35)       (2.74)        (3.09)      12.19    (42.12)
12/31/07       21.94       .36             3.94            4.30       (.35)       (1.17)        (1.52)      24.72     20.02
12/31/06       18.92       .35             3.20            3.55       (.34)        (.19)         (.53)      21.94     18.98
12/31/05       15.79       .28             3.11            3.39       (.26)          --          (.26)      18.92     21.50
12/31/04       13.39       .18             2.41            2.59       (.19)          --          (.19)      15.79     19.32
CLASS 3
12/31/08       24.80       .43            (9.90)          (9.47)      (.36)       (2.74)        (3.10)      12.23    (42.10)
12/31/07       22.00       .39             3.94            4.33       (.36)       (1.17)        (1.53)      24.80     20.10
12/31/06       18.96       .37             3.20            3.57       (.34)        (.19)         (.53)      22.00     19.07
12/31/05       15.82       .29             3.11            3.40       (.26)          --          (.26)      18.96     21.54
12/31/04/4/    13.76       .20             2.05            2.25       (.19)          --          (.19)      15.82     16.45

New World Fund
------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/08      $25.88      $.43          $(10.68)        $(10.25)     $(.36)      $(1.70)       $(2.06)     $13.57    (42.20)%
12/31/07       21.56       .46             6.25            6.71       (.83)       (1.56)        (2.39)      25.88     32.53
12/31/06       16.67       .41             4.95            5.36       (.32)        (.15)         (.47)      21.56     32.88
12/31/05       13.96       .33             2.58            2.91       (.20)          --          (.20)      16.67     21.10
12/31/04       11.99       .23             2.01            2.24       (.27)          --          (.27)      13.96     19.07
CLASS 2
12/31/08       25.69       .40           (10.62)         (10.22)      (.30)       (1.70)        (2.00)      13.47    (42.37)
12/31/07       21.40       .40             6.20            6.60       (.75)       (1.56)        (2.31)      25.69     32.21
12/31/06       16.56       .36             4.92            5.28       (.29)        (.15)         (.44)      21.40     32.59
12/31/05       13.89       .29             2.56            2.85       (.18)          --          (.18)      16.56     20.74
12/31/04       11.94       .19             2.01            2.20       (.25)          --          (.25)      13.89     18.80

Blue Chip Income and Growth Fund
------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/08      $11.53      $.22           $(4.22)         $(4.00)     $(.21)       $(.65)        $(.86)     $ 6.67    (36.30)%
12/31/07       11.97       .24              .07             .31       (.36)        (.39)         (.75)      11.53      2.25
12/31/06       10.91       .20             1.63            1.83       (.16)        (.61)         (.77)      11.97     17.73
12/31/05       10.26       .18              .59             .77       (.12)          --          (.12)      10.91      7.57
12/31/04        9.41       .15              .78             .93       (.08)          --          (.08)      10.26      9.94
CLASS 2
12/31/08       11.45       .19            (4.18)          (3.99)      (.19)        (.65)         (.84)       6.62    (36.50)
12/31/07       11.87       .21              .07             .28       (.31)        (.39)         (.70)      11.45      2.03
12/31/06       10.83       .17             1.61            1.78       (.13)        (.61)         (.74)      11.87     17.42
12/31/05       10.20       .15              .58             .73       (.10)          --          (.10)      10.83      7.24
12/31/04        9.36       .13              .78             .91       (.07)          --          (.07)      10.20      9.74

                          Ratio of   Ratio of    Ratio of
                          expenses   expenses      net
             Net assets, to average to average    income
               end of    net assets net assets  (loss) to
Period       period (in    before     after      average
ended         millions)    waiver   waiver/3/  net assets/3/

Growth Fund
-----------------------------------------------------------------------------------
CLASS 1
12/31/08       $ 4,768       .33%       .30%       1.23%
12/31/07         5,051       .33        .30        1.00
12/31/06         3,503       .34        .31        1.14
12/31/05         3,709       .35        .32         .87
12/31/04         3,744       .36        .36         .68
CLASS 2
12/31/08        13,383       .58        .55         .95
12/31/07        25,359       .58        .55         .74
12/31/06        23,122       .59        .56         .89
12/31/05        18,343       .60        .57         .64
12/31/04        12,055       .61        .61         .50
CLASS 3
12/31/08           198       .51        .48        1.02
12/31/07           425       .51        .48         .81
12/31/06           451       .52        .49         .95
12/31/05           499       .53        .50         .69
12/31/04/4/        516       .54/5/     .53/5/      .54/5/

International Fund
-----------------------------------------------------------------------------------
CLASS 1
12/31/08        $1,864       .52%       .48%       2.42%
12/31/07         1,708       .52        .47        1.82
12/31/06         1,648       .54        .49        1.99
12/31/05         1,599       .57        .52        1.92
12/31/04         1,495       .60        .59        1.54
CLASS 2
12/31/08         4,901       .77        .72        2.16
12/31/07         9,719       .77        .72        1.55
12/31/06         7,260       .79        .74        1.72
12/31/05         4,790       .82        .77        1.64
12/31/04         2,752       .84        .83        1.27
CLASS 3
12/31/08            57       .70        .65        2.25
12/31/07           123       .70        .65        1.64
12/31/06           120       .72        .67        1.81
12/31/05           116       .75        .70        1.74
12/31/04/4/        115       .77/5/     .77/5/     1.45/5/

New World Fund
-----------------------------------------------------------------------------------
CLASS 1
12/31/08        $  253       .81%       .73%       2.18%
12/31/07           261       .82        .74        1.92
12/31/06           126       .88        .80        2.19
12/31/05            88       .92        .85        2.22
12/31/04            63       .93        .92        1.81
CLASS 2
12/31/08         1,044      1.06        .98        1.94
12/31/07         1,875      1.07        .99        1.69
12/31/06         1,175      1.13       1.05        1.93
12/31/05           677      1.17       1.10        1.97
12/31/04           373      1.18       1.17        1.57

Blue Chip Income and Growth Fund
------------------------------------------------------------------------------------------------------
CLASS 1
12/31/08        $  220       .43%       .39%       2.48%
12/31/07           143       .42        .38        1.95
12/31/06           159       .43        .39        1.75
12/31/05           135       .45        .41        1.73
12/31/04           129       .46        .46        1.60
CLASS 2
12/31/08         2,602       .68        .64        2.10
12/31/07         4,274       .67        .63        1.70
12/31/06         3,937       .68        .64        1.50
12/31/05         3,029       .70        .66        1.48
12/31/04         2,349       .71        .70        1.37

----
30  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


                       (Loss) income from investment operations/2/      Dividends and distributions
                       ------------------------------------------  -------------------------------------

                                      Net (losses)
             Net asset    Net           gains on                   Dividends                    Total     Net asset
              value,   investment   securities (both   Total from  (from net  Distributions   dividends    value,
Period       beginning   income       realized and     investment  investment (from capital      and       end of    Total
ended        of period   (loss)       unrealized)      operations   income)      gains)     distributions  period   return/3/

Global Growth and Income Fund
------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/08      $11.78      $.28           $(5.09)         $(4.81)     $(.22)       $(.07)        $(.29)     $ 6.68    (41.06)%
12/31/07       10.98       .28             1.14            1.42       (.22)        (.40)         (.62)      11.78     13.04
12/31/06/6/    10.00       .14              .91            1.05       (.07)          --          (.07)      10.98     10.49
CLASS 2
12/31/08       11.75       .26            (5.07)          (4.81)      (.20)        (.07)         (.27)       6.67    (41.17)
12/31/07       10.97       .25             1.13            1.38       (.20)        (.40)         (.60)      11.75     12.67
12/31/06/6/    10.00       .11              .92            1.03       (.06)          --          (.06)      10.97     10.30

Growth-Income Fund
------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/08      $42.52      $.69          $(15.91)        $(15.22)     $(.69)      $(2.36)       $(3.05)     $24.25    (37.68)%
12/31/07       42.43       .80             1.51            2.31       (.77)       (1.45)        (2.22)      42.52      5.32
12/31/06       38.31       .77             5.03            5.80       (.72)        (.96)        (1.68)      42.43     15.51
12/31/05       36.81       .62             1.61            2.23       (.58)        (.15)         (.73)      38.31      6.08
12/31/04       33.61       .48             3.09            3.57       (.37)          --          (.37)      36.81     10.66
CLASS 2
12/31/08       42.26       .60           (15.80)         (15.20)      (.59)       (2.36)        (2.95)      24.11    (37.85)
12/31/07       42.19       .68             1.50            2.18       (.66)       (1.45)        (2.11)      42.26      5.04
12/31/06       38.12       .67             4.99            5.66       (.63)        (.96)        (1.59)      42.19     15.20
12/31/05       36.64       .53             1.60            2.13       (.50)        (.15)         (.65)      38.12      5.83
12/31/04       33.48       .41             3.06            3.47       (.31)          --          (.31)      36.64     10.37
CLASS 3
12/31/08       42.51       .64           (15.90)         (15.26)      (.62)       (2.36)        (2.98)      24.27    (37.78)
12/31/07       42.42       .73             1.50            2.23       (.69)       (1.45)        (2.14)      42.51      5.12
12/31/06       38.31       .70             5.01            5.71       (.64)        (.96)        (1.60)      42.42     15.30
12/31/05       36.80       .56             1.61            2.17       (.51)        (.15)         (.66)      38.31      5.88
12/31/04/4/    34.64       .41             2.07            2.48       (.32)          --          (.32)      36.80      7.18

International Growth and Income Fund
------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/08/7/   $10.00      $.01             $.92            $.93      $(.01)        $ --         $(.01)     $10.92      9.28%
CLASS 2
12/31/08/7/    10.00       .01              .92             .93       (.01)          --          (.01)      10.92      9.27

Asset Allocation Fund
------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/08      $18.51      $.47           $(5.70)         $(5.23)     $(.45)       $(.67)       $(1.12)     $12.16    (29.30)%
12/31/07       18.34       .51              .75            1.26       (.45)        (.64)        (1.09)      18.51      6.82
12/31/06       16.56       .47             1.97            2.44       (.43)        (.23)         (.66)      18.34     14.96
12/31/05       15.49       .41             1.05            1.46       (.39)          --          (.39)      16.56      9.45
12/31/04       14.58       .39              .84            1.23       (.32)          --          (.32)      15.49      8.50
CLASS 2
12/31/08       18.39       .43            (5.66)          (5.23)      (.41)        (.67)        (1.08)      12.08    (29.51)
12/31/07       18.23       .47              .74            1.21       (.41)        (.64)        (1.05)      18.39      6.55
12/31/06       16.47       .42             1.96            2.38       (.39)        (.23)         (.62)      18.23     14.66
12/31/05       15.42       .37             1.04            1.41       (.36)          --          (.36)      16.47      9.14
12/31/04       14.51       .36              .84            1.20       (.29)          --          (.29)      15.42      8.34
CLASS 3
12/31/08       18.50       .44            (5.68)          (5.24)      (.42)        (.67)        (1.09)      12.17    (29.39)
12/31/07       18.34       .48              .74            1.22       (.42)        (.64)        (1.06)      18.50      6.56
12/31/06       16.56       .44             1.97            2.41       (.40)        (.23)         (.63)      18.34     14.75
12/31/05       15.49       .38             1.05            1.43       (.36)          --          (.36)      16.56      9.26
12/31/04/4/    14.85       .36              .58             .94       (.30)          --          (.30)      15.49      6.38

Bond Fund
------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/08      $11.14      $.61           $(1.64)         $(1.03)     $(.63)       $(.03)        $(.66)     $ 9.45     (9.16)%
12/31/07       11.64       .65             (.24)            .41       (.91)          --          (.91)      11.14      3.66
12/31/06       11.31       .63              .17             .80       (.47)          --          (.47)      11.64      7.31
12/31/05       11.57       .60             (.40)            .20       (.46)          --          (.46)      11.31      1.77
12/31/04       11.34       .56              .10             .66       (.43)          --          (.43)      11.57      6.04
CLASS 2
12/31/08       11.03       .59            (1.63)          (1.04)      (.60)        (.03)         (.63)       9.36     (9.35)
12/31/07       11.53       .61             (.24)            .37       (.87)          --          (.87)      11.03      3.33
12/31/06       11.22       .60              .16             .76       (.45)          --          (.45)      11.53      6.99
12/31/05       11.48       .57             (.39)            .18       (.44)          --          (.44)      11.22      1.59
12/31/04       11.27       .53              .09             .62       (.41)          --          (.41)      11.48      5.72

                          Ratio of   Ratio of    Ratio of
                          expenses   expenses      net
             Net assets, to average to average    income
               end of    net assets net assets  (loss) to
Period       period (in    before     after      average
ended         millions)    waiver   waiver/3/  net assets/3/

Global Growth and Income Fund
------------------------------------------------------------------------------------------------------
CLASS 1
12/31/08       $    95      .62%       .56%        3.00%
12/31/07            79      .71        .58         2.37
12/31/06/6/         45      .72/5/     .65/5/      2.10/5/
CLASS 2
12/31/08         1,529      .86        .81         2.73
12/31/07         1,997      .96        .83         2.11
12/31/06/6/        638      .97/5/     .90/5/      1.64/5/

Growth-Income Fund
-----------------------------------------------------------------------------------
CLASS 1
12/31/08       $ 5,034      .28%       .25%        2.03%
12/31/07         5,618      .27        .25         1.82
12/31/06         3,759      .28        .25         1.92
12/31/05         3,825      .29        .27         1.68
12/31/04         4,213      .31        .30         1.39
CLASS 2
12/31/08        13,046      .53        .50         1.75
12/31/07        23,243      .52        .50         1.57
12/31/06        22,688      .53        .50         1.67
12/31/05        17,608      .54        .52         1.44
12/31/04        13,105      .56        .55         1.19
CLASS 3
12/31/08           205      .46        .43         1.83
12/31/07           405      .45        .43         1.64
12/31/06           458      .46        .43         1.74
12/31/05           471      .47        .45         1.50
12/31/04/4/        537      .49/5/     .48/5/      1.24/5/

International Growth and Income Fund
------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/08/7/        $12      .09%       .08%         .14%
CLASS 2
12/31/08/7/          4      .11        .11          .05

Asset Allocation Fund
-----------------------------------------------------------------------------------
CLASS 1
12/31/08        $2,243      .32%       .29%        2.98%
12/31/07         1,927      .32        .29         2.69
12/31/06         1,079      .33        .30         2.67
12/31/05           879      .35        .32         2.57
12/31/04           899      .38        .37         2.64
CLASS 2
12/31/08         4,822      .57        .54         2.70
12/31/07         7,308      .57        .54         2.45
12/31/06         6,362      .58        .55         2.42
12/31/05         5,120      .60        .57         2.31
12/31/04         3,797      .62        .62         2.42
CLASS 3
12/31/08            41      .50        .47         2.77
12/31/07            71      .50        .47         2.52
12/31/06            76      .51        .48         2.49
12/31/05            76      .53        .50         2.39
12/31/04/4/         81      .55/5/     .55/5/      2.50/5/

Bond Fund
-----------------------------------------------------------------------------------
CLASS 1
12/31/08        $2,090      .40%       .36%        5.84%
12/31/07           436      .41        .37         5.59
12/31/06           230      .43        .39         5.54
12/31/05           182      .44        .40         5.30
12/31/04           195      .45        .44         4.94
CLASS 2
12/31/08         3,432      .65        .61         5.53
12/31/07         4,679      .66        .62         5.34
12/31/06         3,374      .68        .64         5.29
12/31/05         2,312      .69        .65         5.06
12/31/04         1,759      .70        .69         4.68

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  31
                                                                             ---


                        (Loss) income from investment operations/2/      Dividends and distributions
                        ------------------------------------------  -------------------------------------

                                       Net (losses)
              Net asset    Net           gains on                   Dividends                    Total     Net asset
               value,   investment   securities (both   Total from  (from net  Distributions   dividends    value,
Period        beginning   income       realized and     investment  investment (from capital      and       end of    Total
ended         of period   (loss)       unrealized)      operations   income)      gains)     distributions  period   return/3/

Global Bond Fund
-------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/08       $10.83      $.48            $(.09)           $.39       $(.54)      $ --/8/       $(.54)     $10.68      3.60%
12/31/07        10.18       .49              .47             .96        (.31)        --           (.31)      10.83      9.54
12/31/06/9/     10.00       .10              .15             .25        (.07)        --           (.07)      10.18      2.52
CLASS 2
12/31/08        10.81       .44             (.07)            .37        (.52)        --/8/        (.52)      10.66      3.48
12/31/07        10.17       .47              .47             .94        (.30)        --           (.30)      10.81      9.23
12/31/06/10/    10.00       .06              .18             .24        (.07)        --           (.07)      10.17      1.99

High-Income Bond Fund
-------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/08       $11.65      $.87           $(3.64)         $(2.77)     $ (.83)      $ --         $ (.83)     $ 8.05    (23.74)%
12/31/07        12.90       .95             (.72)            .23       (1.48)        --          (1.48)      11.65      1.62
12/31/06        12.41       .92              .37            1.29        (.80)        --           (.80)      12.90     10.89
12/31/05        12.89       .85             (.55)            .30        (.78)        --           (.78)      12.41      2.46
12/31/04        12.54       .84              .32            1.16        (.81)        --           (.81)      12.89      9.83
CLASS 2
12/31/08        11.55       .84            (3.60)          (2.76)       (.80)        --           (.80)       7.99    (23.84)
12/31/07        12.79       .91             (.72)            .19       (1.43)        --          (1.43)      11.55      1.33
12/31/06        12.32       .89              .36            1.25        (.78)        --           (.78)      12.79     10.59
12/31/05        12.81       .81             (.55)            .26        (.75)        --           (.75)      12.32      2.20
12/31/04        12.47       .81              .32            1.13        (.79)        --           (.79)      12.81      9.59
CLASS 3
12/31/08        11.65       .86            (3.64)          (2.78)       (.80)        --           (.80)       8.07    (23.76)
12/31/07        12.88       .92             (.72)            .20       (1.43)        --          (1.43)      11.65      1.40
12/31/06        12.39       .90              .36            1.26        (.77)        --           (.77)      12.88     10.66
12/31/05        12.87       .82             (.55)            .27        (.75)        --           (.75)      12.39      2.25
12/31/04/4/     12.79       .78              .11             .89        (.81)        --           (.81)      12.87      7.52

U.S. Government/AAA-Rated Securities Fund
-------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/08       $11.73      $.50            $ .41            $.91       $(.35)      $ --          $(.35)     $12.29      7.84%
12/31/07        11.87       .58              .20             .78        (.92)        --           (.92)      11.73      6.83
12/31/06        11.91       .55             (.10)            .45        (.49)        --           (.49)      11.87      3.95
12/31/05        12.07       .48             (.16)            .32        (.48)        --           (.48)      11.91      2.70
12/31/04        12.24       .45             (.03)            .42        (.59)        --           (.59)      12.07      3.58
CLASS 2
12/31/08        11.65       .47              .41             .88        (.33)        --           (.33)      12.20      7.63
12/31/07        11.79       .54              .19             .73        (.87)        --           (.87)      11.65      6.49
12/31/06        11.83       .51             (.09)            .42        (.46)        --           (.46)      11.79      3.75
12/31/05        12.00       .45             (.16)            .29        (.46)        --           (.46)      11.83      2.41
12/31/04        12.17       .41             (.03)            .38        (.55)        --           (.55)      12.00      3.30
CLASS 3
12/31/08        11.74       .48              .41             .89        (.33)        --           (.33)      12.30      7.66
12/31/07        11.86       .55              .20             .75        (.87)        --           (.87)      11.74      6.63
12/31/06        11.89       .52             (.09)            .43        (.46)        --           (.46)      11.86      3.80
12/31/05        12.05       .46             (.16)            .30        (.46)        --           (.46)      11.89      2.50
12/31/04/4/     12.34       .41             (.11)            .30        (.59)        --           (.59)      12.05      2.58

Cash Management Fund
-------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/08       $11.40      $.24             $ --/8/         $.24       $(.20)      $ --          $(.20)     $11.44      2.15%
12/31/07        11.62       .57               --/8/          .57        (.79)        --           (.79)      11.40      4.95
12/31/06        11.31       .54               --/8/          .54        (.23)        --           (.23)      11.62      4.81
12/31/05        11.09       .33               --/8/          .33        (.11)        --           (.11)      11.31      2.97
12/31/04        11.07       .11               --/8/          .11        (.09)        --           (.09)      11.09       .96
CLASS 2
12/31/08        11.35       .20              .02             .22        (.19)        --           (.19)      11.38      1.90
12/31/07        11.56       .54               --/8/          .54        (.75)        --           (.75)      11.35      4.73
12/31/06        11.26       .51               --/8/          .51        (.21)        --           (.21)      11.56      4.59
12/31/05        11.05       .30               --/8/          .30        (.09)        --           (.09)      11.26      2.68
12/31/04        11.03       .08               --/8/          .08        (.06)        --           (.06)      11.05       .70
CLASS 3
12/31/08        11.40       .22              .01             .23        (.19)        --           (.19)      11.44      1.99
12/31/07        11.60       .55               --/8/          .55        (.75)        --           (.75)      11.40      4.83
12/31/06        11.29       .52               --/8/          .52        (.21)        --           (.21)      11.60      4.64
12/31/05        11.07       .30               --/8/          .30        (.08)        --           (.08)      11.29      2.74
12/31/04/4/     11.07       .09               --/8/          .09        (.09)        --           (.09)      11.07       .78

                           Ratio of   Ratio of    Ratio of
                           expenses   expenses      net
              Net assets, to average to average    income
                end of    net assets net assets  (loss) to
Period        period (in    before     after      average
ended          millions)    waiver   waiver/3/  net assets/3/

Global Bond Fund
------------------------------------------------------------------------------------
CLASS 1
12/31/08          $111       .59%       .53%        4.36%
12/31/07            28       .61        .55         4.61
12/31/06/9/         12       .15        .13         1.00
CLASS 2
12/31/08           802       .84        .79         4.06
12/31/07           279       .86        .80         4.41
12/31/06/10/        15       .13        .12          .60

High-Income Bond Fund
------------------------------------------------------------------------------------
CLASS 1
12/31/08          $340       .48%       .43%        8.22%
12/31/07           308       .48        .44         7.41
12/31/06           293       .49        .45         7.36
12/31/05           309       .50        .46         6.76
12/31/04           364       .50        .50         6.74
CLASS 2
12/31/08           780       .73        .68         7.92
12/31/07           996       .73        .69         7.17
12/31/06           832       .74        .70         7.12
12/31/05           590       .75        .71         6.55
12/31/04           444       .75        .74         6.48
CLASS 3
12/31/08            18       .66        .61         7.96
12/31/07            28       .66        .62         7.21
12/31/06            34       .67        .63         7.19
12/31/05            37       .68        .64         6.58
12/31/04/4/         46       .68/5/     .68/5/      6.57/5/

U.S. Government/AAA-Rated Securities Fund
-------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/08         $ 496       .43%       .38%        4.17%
12/31/07           211       .46        .41         4.83
12/31/06           218       .47        .42         4.64
12/31/05           252       .47        .43         3.99
12/31/04           286       .47        .46         3.68
CLASS 2
12/31/08         1,219       .68        .64         3.93
12/31/07           597       .71        .66         4.58
12/31/06           402       .72        .67         4.40
12/31/05           341       .72        .68         3.75
12/31/04           285       .72        .71         3.42
CLASS 3
12/31/08            33       .61        .57         4.03
12/31/07            29       .64        .59         4.65
12/31/06            32       .65        .60         4.45
12/31/05            39       .65        .61         3.81
12/31/04/4/         43       .65/5/     .65/5/      3.51/5/

Cash Management Fund
-------------------------------------------------------------------------------------------------------
CLASS 1
12/31/08         $ 158       .32%       .29%        2.07%
12/31/07           112       .33        .30         4.88
12/31/06            98       .33        .30         4.74
12/31/05            75       .33        .30         2.91
12/31/04            78       .37        .36          .96
CLASS 2
12/31/08         1,023       .57        .54         1.73
12/31/07           452       .58        .55         4.61
12/31/06           282       .58        .55         4.52
12/31/05           153       .58        .55         2.71
12/31/04           110       .61        .61          .76
CLASS 3
12/31/08            25       .50        .47         1.91
12/31/07            20       .51        .48         4.70
12/31/06            18       .51        .48         4.53
12/31/05            16       .51        .48         2.70
12/31/04/4/         20       .54/5/     .54/5/       .80/5/

----
32  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


                                                        Year ended December 31
                                                   --------------------------------
Portfolio turnover rate for all classes of shares   2008  2007  2006    2005  2004
-------------------------------------------------  ----   ----  ----    ----  ----

   Global Discovery Fund                            46%     50%   31%     53%   28%
   Global Growth Fund                               38      38    31      26    24
   Global Small Capitalization Fund                 47      49    50      47    49
   Growth Fund                                      26      40    35      29    30
   International Fund                               52      41    29      40    37
   New World Fund                                   32      34    32      26    18
   Blue Chip Income and Growth Fund                 24      27    21      33    13
   Global Growth and Income Fund                    36      36     8/6/   --    --
   Growth-Income Fund                               31      24    25      20    21
   International Growth and Income Fund             --/7/   --    --      --    --
   Asset Allocation Fund                            36      29    38      23    20
   Bond Fund                                        63      57    57      46    34
   Global Bond Fund                                118      85     7/9/   --    --
   High-Income Bond Fund                            29      32    35      35    38
   U.S. Government/AAA-Rated Securities Fund       108      91    76      86    68
   Cash Management Fund                             --      --    --      --    --

/1/Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

/2/Based on average shares outstanding.

/3/This column reflects the impact, if any, of certain waivers by Capital
   Research and Management Company. During some of the periods shown, Capital
   Research and Management Company reduced fees for investment advisory services.

/4/From January 16, 2004, when Class 3 shares were first issued.

/5/Annualized.

/6/From May 1, 2006, commencement of operations.

/7/From November 18, 2008, commencement of operations.

/8/Amount less than $.01.

/9/From October 4, 2006, commencement of operations.

/10/From November 6, 2006, when Class 2 shares were first issued.

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  33
                                                                             ---


[LOGO] American Funds(R)              The right choice for the long term(R)

Other fund information

Annual/Semi-annual report to shareholders
The shareholder reports contain additional information about the Series, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the Series' investment strategies, and the independent registered public accounting firm's report (in the annual report).

Statement of additional information (SAI) and codes of ethics
The current SAI, as amended from time to time, contains more detailed information on all aspects of the Series, including the funds' financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the Series, the
Series' investment adviser and its affiliated companies.

The current SAI and the codes of ethics are on file with the Securities and
Exchange Commission (SEC). These and other related materials about the Series are available for review or to be copied at the SEC's Public Reference Room in
Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's website at sec.gov or, after payment of a duplicating fee, via e-mail request to
publicinfo@sec.gov or by writing to the SEC's Public Reference Section,
Washington, D.C. 20549-0102.

Because you cannot purchase shares of the Series directly, the Series does not maintain an Internet website. However, the current SAI and annual/semi-annual reports to shareholders may be available on the website of the company that issued your insurance contract. You also may request a free copy of these documents or the codes of ethics by calling American Funds at 800/421-4120 or writing to the Secretary at 333 South Hope Street, Los Angeles, California
90071.

 Litho in USA   Investment Company File No. 811-3857

THE CAPITAL GROUP COMPANIES
American Funds   Capital Research and Management   Capital International
Capital Guardian   Capital Bank and Trust


                        AMERICAN FUNDS INSURANCE SERIES

                                     Part B
                      Statement of Additional Information

                                May 1, 2009

This document is not a prospectus but should be read in conjunction with the current prospectus of American Funds Insurance Series (the "Series") dated May
1, 2009. You may obtain a prospectus from your financial adviser or by writing to the Series at the following address:

                        American Funds Insurance Series
                              Attention: Secretary
                             333 South Hope Street
                         Los Angeles, California 90071
                                  213/486-9200

                               TABLE OF CONTENTS

Item                                                                  Page No.
----                                                                  --------

Financial statements

                   American Funds Insurance Series -- Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of each fund's net assets unless otherwise noted. This summary is not intended to reflect all of the funds' investment limitations.

GLOBAL DISCOVERY FUND

     General

     .    The fund invests primarily in stocks of companies in the services and information areas of the global economy.

     .    The fund may invest up to 25% of its assets in companies outside the services and information area of the global economy. Under normal market conditions, the fund will invest in equity securities, including common and preferred stocks or other securities convertible into stocks.

     .    The fund may hold cash and cash equivalents, government and other debt securities of companies outside the services and information area.

     Investing outside the U.S.

     .    Although the fund currently expects to invest a majority of its assets in the United States, it may invest its assets on a global basis. The fund may invest in securities of issuers domiciled outside the United
          States, including securities denominated in currencies other than the
          U.S. dollar.

     Debt securities

     .    The fund may not invest in debt securities rated below Ca by Moody's
          Investors Service ("Moody's") and below CC by Standard & Poor's
          Corporation ("S&P") or in unrated securities determined to be of equivalent quality.

GLOBAL GROWTH FUND

     General

     .    The fund invests primarily in common stocks of companies located around the world.

     Debt securities

     .    The fund may invest up to 10% of its assets in straight debt securities (i.e., debt securities that do not have equity conversion or purchase rights) rated Baa1 or below by Moody's and BBB+ or below by S&P or in unrated securities that are determined to be of equivalent quality.

                   American Funds Insurance Series -- Page 2

GLOBAL SMALL CAPITALIZATION FUND

     Equity securities

     .    Normally, the fund invests at least 80% of its assets in equity securities of companies with small market capitalizations. The investment adviser currently defines "small market capitalization"
          companies to be companies with market capitalizations of $3.5 billion or less. The investment adviser has periodically reevaluated and adjusted this definition and may continue to do so in the future.

     Debt securities

     .    The fund may invest up to 10% of its assets in straight debt securities rated Baa1 or below by Moody's and BBB+ or below by S&P, or unrated but determined to be of equivalent quality.

GROWTH FUND

     General

     .    The fund invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.

     Investing outside the U.S.

     .    The fund may invest up to 15% of its assets in securities of issuers domiciled outside the United States and Canada.

     Debt securities

     .    The fund may invest up to 10% of its assets in straight debt securities rated Ba1 or below by Moody's and BB+ or below by S&P or in unrated securities that are determined to be of equivalent quality.
          These are known as high yield securities ("high yield").

INTERNATIONAL FUND

     General

     .    The fund invests primarily in common stocks of companies located outside the United States.

     Debt securities

     .    The fund may invest up to 5% of its assets in straight debt securities rated Baa1 or below by Moody's and BBB+ or below by S&P or in unrated securities that are determined to be of equivalent quality.

                   American Funds Insurance Series -- Page 3

NEW WORLD FUND

     General

     .    The fund invests primarily in stocks of companies with significant exposure to countries with developing economies and/or markets.

     .    The fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries which have developing economies and/or markets.

     Equity securities

     .    The fund may invest the balance of its assets in equity securities of any company regardless of where it is based, provided the adviser has determined that a significant portion of its assets or revenues
          (generally 20% or more) is attributable to developing countries.

     Debt securities

     .    The fund may invest up to 25% of its assets in straight debt securities of issuers primarily based in qualified countries which have developing economies and/or markets, or issuers that the fund's investment adviser determines have a significant portion of their assets or revenues (generally 20% or more) attributable to developing countries.

     .    The fund may invest up to 25% of its assets in straight debt securities rated high yield.

BLUE CHIP INCOME AND GROWTH FUND

     General

     .    This fund will seek to produce income exceeding the average yield on
          U.S. stocks generally (as represented by the average yield on the S&P
          500) and to provide an opportunity for growth of principal consistent with sound common stock investing.

     Equity securities

     .    This fund will primarily invest in common stocks of larger U.S.-based companies (those with market capitalizations of $4 billion and above).

     .    This fund ordinarily will invest at least 90% of equity assets in the stock of companies in business for five or more years (including predecessor companies).

     .    This fund ordinarily will invest at least 90% of equity assets in the stock of companies that pay regular dividends.

     .    This fund ordinarily will invest at least 90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade.

     .    This fund will not invest in private placements of stock of companies.

                   American Funds Insurance Series -- Page 4

     .    This fund will invest, under normal market conditions, at least 90% of its assets in equity securities.

     Investing outside the U.S.

     .    This fund may invest up to 10% of assets in common stocks of larger
          non-U.S. companies so long as they are listed or traded in the United
          States.

GLOBAL GROWTH AND INCOME FUND

     General

     .    The fund seeks to make your investment grow over time and provide you with current income by investing primarily in stocks of
          well-established companies located around the world.

     Investing outside the U.S.

     .    The fund may invest a majority of its assets outside the United
          States. For temporary defensive purposes, the fund may invest principally or entirely in securities that are denominated in U.S.
          dollars or whose issuers are domiciled in the United States.

     Debt securities

     .    The fund may invest up to 10% of its assets in straight debt securities rated Baa1 or below by Moody's and BBB+ or below by S&P or unrated but determined to be of equivalent quality.

     .    The fund may invest up to 5% of its assets in straight debt securities rated high yield.

GROWTH-INCOME FUND

     General

     .    The fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.

     Investing outside the U.S.

     .    The fund may invest up to 15% of its assets in securities of issuers domiciled outside the United States and not in the S&P 500.

     Debt securities

     .    The fund may invest up to 5% of its assets in straight debt securities rated high yield.

                   American Funds Insurance Series -- Page 5

INTERNATIONAL GROWTH AND INCOME FUND

     General

     .    The fund may invest up to 20% of its assets in securities of issuers domiciled in the United States; however, the fund has no current intention of investing more than 10% of its assets in securities of issuers domiciled in the United States or whose securities are primarily listed on U.S. securities exchanges. Accordingly, the fund currently intends to invest at least 90% of its assets in securities of issuers domiciled outside the United States and whose securities are primarily listed on exchanges outside the United States. For purposes of this 90% limit, the fund will include holdings of cash and cash equivalents issued by both U.S. issuers and issuers domiciled outside the U.S. The fund may invest a portion of its assets in companies located in developing countries.

ASSET ALLOCATION FUND

     General

     .    The fund will generally invest 40% to 80% of its assets in equity securities; 20% to 50% in debt securities; and 0% to 40% in money market instruments (including cash).

     Debt securities

     .    Up to 25% of the fund's debt assets may be invested in straight debt securities (i.e., not convertible into equity) rated high yield.

     Investing outside the U.S.

     .    The fund may invest up to 15% of its assets in equity securities of issuers domiciled outside the United States and not in the S&P 500.

     .    The fund may invest up to 5% of its assets in debt securities of issuers domiciled outside the United States.

BOND FUND

     General

     .    The fund will invest at least 80% of its assets in bonds. The fund may not purchase equity securities directly, other than certain convertible securities. The fund may retain up to 5% of its assets in common stock, warrants and rights received in conjunction with, or in exchange for, debt securities.

     .    The fund may invest up to 20% of its assets in preferred securities, including convertible and nonconvertible preferred securities.

                   American Funds Insurance Series -- Page 6

     Debt securities

     .    For purposes of the above limits, bonds include any debt instrument including corporate bank loans and cash equivalents, and include nonvoting, nonconvertible preferred securities.

     .    The fund will invest at least 35% of its assets in debt securities
          (including cash and cash equivalents) rated A3 or better by Moody's or
          A- or better by S&P or in unrated securities that are determined to be of equivalent quality.

     .    The fund will invest at least 65% of its assets in debt securities
          (including cash and cash equivalents) that are rated Baa3 or better by
          Moody's or BBB- or better by S&P or in unrated securities that are determined to be of equivalent quality. These securities are known as investment grade securities ("investment grade").

     .    The fund may invest up to 35% of its assets in debt securities rated high yield.

     Investing outside the U.S.

     .    The fund may invest up to 20% of its assets in securities denominated in currencies other than the U.S. dollar. The fund may also invest in bonds of issuers domiciled outside the U.S. which are denominated in
          U.S. dollars.

GLOBAL BOND FUND

     Debt securities

     .    The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument including corporate bank loans and cash equivalents and may include certain preferred securities).

     .    Normally, the fund will invest substantially in debt securities rated investment grade.

     .    The fund may invest up to 35% of its assets in debt securities rated high yield.

HIGH-INCOME BOND FUND

     Debt securities

     .    The fund will invest at least 80% of its assets in bonds. For purposes of this limit, bonds include any debt instrument including corporate bank loans and cash equivalents, and may include certain preferred securities.

     .    The fund will invest at least 65% of its assets in debt securities rated Ba1 or below by Moody's or BB+ or below by S&P or in unrated securities that are determined to be of equivalent quality.

                   American Funds Insurance Series -- Page 7

     Equity and other securities

     .    The fund may invest up to 20% of its assets in equity securities, such as common and preferred stocks and convertible securities.

     Maturity

     .    The fund generally will invest in securities with maturities in excess of three years.

     Investing outside the U.S.

     .    The fund may invest up to 25% of its assets in securities of issuers domiciled outside the United States.

U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

     General

     .    The fund will invest at least 80% of its assets in securities guaranteed by the "full faith and credit" pledge of the U.S.
          government or debt securities that are rated Aaa by Moody's or AAA by
          S&P or unrated but determined to be of equivalent quality.

CASH MANAGEMENT FUND

     General

     .    The fund will invest in high quality money market instruments rated in the two highest quality short-term categories by at least two nationally recognized statistical rating organizations.

     Maturity

     .    The fund may purchase securities that mature or may be redeemed in 13 months or less (25 months or less if U.S. government securities), even if their original maturity is greater than one year.

     Investing outside the U.S.

     .    The fund may invest up to 45% of its assets in U.S. dollar-denominated securities issued by entities domiciled outside the United States or
          Canada or in securities with credit and liquidity support features provided by entities domiciled outside the United States or Canada.

                   American Funds Insurance Series -- Page 8

          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

With respect to all funds, portfolio changes will be made without regard to the length of time a particular investment may have been held.

EQUITY SECURITIES -- Certain funds are eligible to invest in equity securities.
Equity securities represent an ownership position in a company. Equity securities held by the funds typically consist of common stocks. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

There may be little trading in the secondary market for particular equity securities, which may adversely affect the funds' ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.

The growth-oriented, equity-type securities generally purchased by certain of the funds may involve large price swings and potential for loss.

DEBT SECURITIES -- Debt securities are used by issuers to borrow money.
Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall.

Lower rated debt securities, rated Ba1 or below by Moody's and/or BB+ or below by S&P or unrated but determined by the funds' investment adviser to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities.

Certain additional risk factors relating to debt securities are discussed below:

     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES -- Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or substantial period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations.
     Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

                   American Funds Insurance Series -- Page 9

     PAYMENT EXPECTATIONS -- Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the funds would have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the funds may incur losses or expenses in seeking recovery of amounts owed to them.

     LIQUIDITY AND VALUATION -- There may be little trading in the secondary market for particular debt securities, which may affect adversely the funds' ability to value accurately or dispose of such debt securities.
     Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The investment adviser attempts to reduce the risks described above through diversification of the funds' portfolios and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing
so.

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency's view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated.

Bond rating agencies may assign modifiers (such as +/-) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier except where otherwise provided. See the Appendix for more information about credit ratings.

SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS -- The funds may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt or vice versa. Some types of convertible bonds, preferred stocks or other preferred securities automatically convert into common stocks or other securities at a stated
conversion ratio and some may be subject to redemption at the option of the issuer at a predetermined price. These securities, prior to conversion, may pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their values vary in response to many factors, including the values of the securities into which they are convertible, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.

These securities may include hybrid securities, which also have equity and debt characteristics. Such securities are normally at the bottom of an issuer's debt capital structure. As such, they may be more sensitive to economic changes than more senior debt securities. These securities may also be viewed as more equity-like by the market when the issuer or its parent company experience financial problems.

                   American Funds Insurance Series -- Page 10

The prices and yields of nonconvertible preferred securities or preferred stocks generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities. Nonconvertible preferred securities will be treated as debt for fund investment limit purposes.

INVESTING IN SMALLER CAPITALIZATION STOCKS -- Global Discovery Fund, Global
Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund,
New World Fund, Global Growth and Income Fund, Growth-Income Fund, International
Growth and Income Fund and Asset Allocation Fund may invest in the stocks of smaller capitalization companies (typically companies with market capitalizations of less than $3.5 billion at the time of purchase). The investment adviser believes that the issuers of smaller capitalization stocks often provide attractive investment opportunities. However, investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, limited operating histories, limited markets, or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies. Because Global Small Capitalization Fund in particular emphasizes the stocks of issuers with smaller market capitalizations (by U.S.
standards), it can be expected to have more difficulty obtaining information about the issuers or valuing or disposing of its securities than if it were to concentrate on larger capitalization stocks. The funds determine relative market capitalizations using U.S. standards. Accordingly, the funds' investments in certain countries outside the United States may have larger market capitalizations relative to other companies within those countries.

INVESTING IN PRIVATE COMPANIES -- Global Discovery Fund, Global Growth Fund,
Global Small Capitalization Fund, Growth Fund, International Fund, New World
Fund, Global Growth and Income Fund, Growth-Income Fund, International Growth
and Income Fund, Asset Allocation Fund, Bond Fund, Global Bond Fund and
High-Income Bond Fund may invest in companies that have not publicly offered their securities. Investing in private companies can involve greater risks than those associated with investing in publicly traded companies. For example, the securities of a private company may be subject to the risk that market conditions, developments within the company, investor perception, or regulatory decisions may delay or prevent the company from ultimately offering its securities to the public. Furthermore, these investments are generally considered to be illiquid until a company's public offering and are often subject to additional contractual restrictions on resale that would prevent the funds from selling their company shares for a period of time following the public offering.

Investments in private companies can offer the funds significant growth opportunities at attractive prices. However these investments can pose greater risk, and, consequently, there is no guarantee that positive results can be achieved in the future.

INVESTING IN VARIOUS COUNTRIES -- Global Discovery Fund, Global Growth Fund,
Global Small Capitalization Fund, Growth Fund, International Fund, New World
Fund, Blue Chip Income and Growth Fund, Global Growth and Income Fund,
Growth-Income Fund, International Growth and Income Fund, Asset Allocation Fund,
Bond Fund, Global Bond Fund and High-Income Bond Fund may invest in securities of issuers domiciled outside the United States and which may be denominated in currencies other than the U.S. dollar. In determining the domicile of an issuer,

                   American Funds Insurance Series -- Page 11

the funds' investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital
International, and may also take into account such factors as where the company is legally organized and/or maintains principal corporate offices and/or conducts its principal operations. Investing outside the United States may involve additional risks caused by, among other things, currency controls and fluctuating currency values; different accounting, auditing, financial reporting and legal standards and practices in some countries; changing local, regional and global economic, political and social conditions; expropriation; changes in tax policy; greater market volatility; differing securities market structures;
higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. However, in the opinion of the investment adviser, investing outside the United States also can reduce certain portfolio risks due to greater diversification opportunities.

The risks described above may be heightened in connection with investments in developing countries. Although there is no universally accepted definition, the investment adviser generally considers a developing country as a country that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product ("GDP") and a low market capitalization to GDP ratio relative to those in the United States and the European Union. Historically, the markets of developing countries have been more volatile than the markets of developed countries, reflecting the greater uncertainties of investing in less established markets and economies. In particular, developing countries may have less stable governments, may present the risks of nationalization of businesses, may have restrictions on foreign ownership and prohibitions on the repatriation of assets and may have less protection of property rights than more developed countries.
The economies of developing countries may be reliant on only a few industries, may be highly vulnerable to changes in local or global trade conditions and may suffer from high and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Additional costs could be incurred in connection with the funds' investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the funds will bear certain expenses in connection with their currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

U.S. Government/AAA-Rated Securities Fund and Cash Management Fund may purchase obligations of corporations or governmental entities outside the United States, provided they are U.S. dollar-denominated and highly liquid. Accordingly, while the risks mentioned above are still present, they are present to a lesser extent.

Certain risk factors related to developing countries are discussed below:

     CURRENCY FLUCTUATIONS -- Certain funds may invest in securities valued in currencies other than the U.S. dollar. Certain developing countries'
     currencies have experienced and may in the future experience significant declines against the U.S. dollar. For example, if the U.S. dollar appreciates against foreign currencies, the value of the funds' securities holdings would generally depreciate and vice versa. Consistent with their investment objectives, the funds can engage in certain currency transactions to hedge against currency fluctuations. See "Currency
     Transactions" below.

                   American Funds Insurance Series -- Page 12

     GOVERNMENT REGULATION -- The political, economic and social structures of certain developing countries may be more volatile and less developed than those in the United States. Certain developing countries lack uniform accounting, auditing and financial reporting standards, have less governmental supervision of financial markets than in the United States, and do not honor legal rights enjoyed in the United States. Certain governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of local companies.

     Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing market countries. While the funds will only invest in markets where these restrictions are considered acceptable, a country could impose new or additional repatriation restrictions after the funds'
     investment. If this happened, the funds' response might include, among other things, applying to the appropriate authorities for a waiver of the restrictions or engaging in transactions in other markets designed to offset the risks of decline in that country. Such restrictions will be considered in relation to the funds' liquidity needs and all other positive and negative factors. Further, some attractive equity securities may not be available to the funds because foreign shareholders hold the maximum amount legally permissible.

     While government involvement in the private sector varies in degree among developing countries, such involvement may in some cases include government ownership of companies in certain sectors, wage and price controls or imposition of trade barriers and other protectionist measures. With respect to any developing country, there is no guarantee that some future economic or political crisis will not lead to price controls, forced mergers of companies, expropriation or creation of government monopolies to the possible detriment of the funds' investments.

     LESS DEVELOPED SECURITIES MARKETS -- Developing countries may have less well-developed securities markets and exchanges. The securities markets have lower trading volumes than the securities markets of more developed countries. These markets may be unable to respond effectively to increases in trading volume. Consequently, these markets may be substantially less liquid than those of more developed countries and the securities of issuers located in these markets may have limited marketability. These factors may make prompt liquidation of substantial portfolio holdings difficult or impossible at times.

     SETTLEMENT RISKS -- Settlement systems in developing countries are generally less well organized than in developed markets. Supervisory authorities may also be unable to apply standards comparable with those in developed markets. Thus, there may be risks that settlement may be delayed and that cash or securities belonging to the funds may be in jeopardy because of failures of or defects in the systems. In particular, market practice may require that payment be made before receipt of the security being purchased or that delivery of a security be made before payment is received. In such cases, default by a broker or bank (the "counterparty")
     through whom the transaction is effected might cause the funds to suffer a loss. The funds will seek, where possible, to use counterparties whose financial status is such that this risk is reduced. However, there can be no certainty that the funds will be successful in eliminating this risk, particularly as counterparties operating in developing countries frequently lack the substance or financial resources of those in developed countries.
     There may also be a danger that, because of

                   American Funds Insurance Series -- Page 13

     uncertainties in the operation of settlement systems in individual markets, competing claims may arise with respect to securities held by or to be transferred to the funds.

     INVESTOR INFORMATION -- The funds may encounter problems assessing investment opportunities in certain developing securities markets in light of limitations on available information and different accounting, auditing and financial reporting standards. In such circumstances, the investment adviser will seek alternative sources of information, and to the extent the investment adviser is not satisfied with the sufficiency of the information obtained with respect to a particular market or security, the funds will not invest in such market or security.

     TAXATION -- Taxation of dividends and capital gains received by non-residents varies among developing countries and, in some cases, is comparatively high. In addition, developing countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that the funds could in the future become subject to local tax liability that they had not reasonably anticipated in conducting their investment activities or valuing their assets.

     LITIGATION -- The funds and their shareholders may encounter substantial difficulties in obtaining and enforcing judgments against resident individuals and companies domiciled outside the United States.

     FRAUDULENT SECURITIES -- Securities purchased by the funds may subsequently be found to be fraudulent or counterfeit, resulting in a loss to the funds.

CURRENCY TRANSACTIONS -- Global Discovery Fund, Global Growth Fund, Global Small
Capitalization Fund, Growth Fund, International Fund, New World Fund, Global
Growth and Income Fund, International Growth and Income Fund, Asset Allocation
Fund, Bond Fund, Global Bond Fund and High-Income Bond Fund can purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates. Blue
Chip Income and Growth Fund and Growth-Income Fund do not currently intend to engage in any such transactions other than purchasing and selling currencies and foreign exchange contracts which will be used to facilitate settlement of trades.

A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For all funds except Bond Fund, Global Bond Fund and High-Income Bond
Fund forward currency contracts entered into by the funds will involve the purchase or sale of one currency against the U.S. dollar. Bond Fund, Global Bond
Fund and High-Income Bond Fund may also enter into foreign currency contracts not involving the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain which might result from an increase in the value of the currency. The funds will not generally attempt to protect against all potential changes in exchange rates. The funds will segregate liquid assets which will be marked to market daily to meet their forward contract commitments to the extent required by the Securities and
Exchange Commission.

Bond Fund, Global Bond Fund and High-Income Bond Fund may use forward currency contracts to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. These funds may also enter into exchange-traded futures contracts relating to

                   American Funds Insurance Series -- Page 14

foreign currencies in connection with investments in securities of foreign issuers in anticipation of, or to protect against, fluctuations in exchange rates. An exchange-traded futures contract relating to foreign currency is similar to a forward foreign currency contract but has a standardized size and exchange date.

In connection with these futures transactions, the Series has filed a notice of eligibility with the Commodity Futures Trading Commission ("CFTC") that exempts the Series from CFTC registration as a "commodity pool operator" as defined under the Commodity Exchange Act. Pursuant to this notice, these funds will observe certain CFTC guidelines with respect to its futures transactions that, among other things, limit initial margin deposits in connection with the use of futures contracts and related options for purposes other than "hedging" (as defined by CFTC rules) up to 5% of a fund's net assets.

Bond Fund, Global Bond Fund and High-Income Bond Fund may attempt to accomplish objectives similar to those involved in their use of currency contracts by purchasing put or call options on currencies. A put option gives a fund, as purchaser, the right (but not the obligation) to sell a specified amount of currency at the exercise price until the expiration of the option. A call option gives a fund, as purchaser, the right (but not the obligation) to purchase a specified amount of currency at the exercise price until its expiration. A fund might purchase a currency put option, for example, to protect itself during the contract period against a decline in the U.S. dollar value of a currency in which they hold or anticipate holding securities. If the currency's value should decline against the U.S. dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the U.S. dollar, any gain to the fund would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the U.S. dollar of a currency in which the fund anticipates purchasing securities.

Currency options may be either listed on an exchange or traded over-the-counter
("OTC options"). Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike (exercise) prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. Bond Fund, Global Bond Fund and High-Income Bond
Fund will not purchase an OTC option unless the investment adviser believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation which guarantees performance.
Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of a quote provided by the dealer. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

Certain provisions of the Internal Revenue Code may limit the extent to which the funds may enter into forward contracts. Such transactions may also affect, for U.S. federal tax purposes, the character and timing of income, gain or loss recognized by the funds.

FORWARD COMMITMENT, WHEN ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The funds may enter into commitments to purchase or sell securities at a future date. When a fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

                   American Funds Insurance Series -- Page 15

The funds will not use these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet their payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent a fund's aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The funds will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet their obligations. After a transaction is entered into, the funds may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the funds may sell such securities.

Asset Allocation Fund, Bond Fund, Global Bond Fund, High-Income Bond Fund and
U.S. Government/AAA-Rated Securities Fund may also enter into "roll"
transactions which involve the sale of mortgage-backed or other securities together with a commitment to purchase similar, but not identical, securities at a later date. The funds assume the risk of price and yield fluctuations during the time of the commitment. The funds will segregate liquid assets which will be marked to market daily in an amount sufficient to meet their payment obligations in these transactions.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements under which the funds buy a security and obtain a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the funds to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the Series'
custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. The funds will only enter into repurchase agreements involving securities in which they could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the funds may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the funds may be delayed or limited.

OBLIGATIONS BACKED BY THE "FULL FAITH AND CREDIT" OF THE U.S. GOVERNMENT -- U.S.
government obligations include the following types of securities:

     U.S. TREASURY SECURITIES -- U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds.
     For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.

     FEDERAL AGENCY SECURITIES -- The securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S.
     government. Such agencies and entities include the Government National
     Mortgage Association (Ginnie Mae), the Veterans Administration (VA), the
     Federal Housing Administration (FHA), the Export-Import Bank

                   American Funds Insurance Series -- Page 16

     (Exim Bank), the Overseas Private Investment Corporation (OPIC), the
     Commodity Credit Corporation (CCC) and the Small Business Administration
     (SBA).

OTHER FEDERAL AGENCY OBLIGATIONS -- Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a government charter; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation
(Freddie Mac), Federal National Mortgage Association (Fannie Mae), Tennessee
Valley Authority and Federal Farm Credit Bank System.

On September 7, 2008, Freddie Mac and Fannie Mae were placed into conservatorship by their new regulator, the Federal Housing Finance Agency.
Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms.

GOVERNMENT SUPPORT FOR SHORT-TERM DEBT INSTRUMENTS -- Various agencies and instrumentalities of the U.S. government and governments of other countries have recently implemented or announced programs that support short-term debt instruments, including commercial paper, in an attempt to sustain liquidity in the markets for these securities. Following is a brief summary of some of these programs (please refer to the applicable entity's website for further information on the specific program). Entities issuing obligations supported by these programs in which the funds invest must be on an approved list that is monitored on a regular basis. The U.S. government or other entities implementing these programs may discontinue these programs, change the terms of the programs or adopt new programs at their discretion.

     TEMPORARY LIQUIDITY GUARANTEE PROGRAM -- The FDIC will guarantee payment of new senior unsecured debt issued by FDIC-insured depository institutions,
     U.S. bank holding companies and financial holding companies and certain
     U.S. savings and loan holding companies. The guarantee will cover all new senior unsecured debt issued under this program, including commercial paper, issued by these entities on or before December 31, 2009. Entities eligible to participate in this program may also issue debt that is not guaranteed by the FDIC. The guarantee will extend only until December 31,
     2012, even if the debt has not then matured.

     COMMERCIAL PAPER FUNDING FACILITY (CPFF) -- The Federal Reserve Bank of New
     York will lend money to a special purpose vehicle that will purchase eligible commercial paper from eligible issuers from October 27, 2008 until
     October 30, 2009. Under the CPFF, eligible issuers are U.S. domiciled issuers of commercial paper (including those with parent companies outside the U.S.) and eligible commercial paper must have a three month maturity, be U.S. dollar denominated and be rated at least A-1/P-1/F1 by two or more nationally recognized rating agencies.

     ASSET BACKED COMMERCIAL PAPER MONEY MARKET FUND LIQUIDITY FACILITY (AMLF) -
     The Federal Reserve Bank of Boston will lend money to eligible borrowers, including U.S. depository institutions, bank holding companies and U.S.
     branches and agencies of banks domiciled outside the U.S, in order to fund purchases of eligible asset backed commercial paper from money market funds until October 30, 2009. Under the AMLF, eligible asset backed commercial paper must be issued by a U.S. issuer that was in existence on

                   American Funds Insurance Series -- Page 17

     September 18, 2008, be U.S. dollar denominated, be rated at least A-1, P-1 or F1 by at least two major rating agencies (or in the top rating category if rated by only one agency) and have a maturity that does not exceed 120 days if the borrower is a bank or 270 days for non-bank borrowers.

     MONEY MARKET INVESTOR FUNDING FACILITY (MMIFF) -- In addition to the CPFF, the Federal Reserve Bank of New York will lend money to a series of special purpose vehicles to purchase eligible assets from eligible investors. Under the MMIFF, eligible investors are U.S. money market funds and eligible assets include U.S. dollar-denominated certificates of deposit, bank notes and commercial paper with a remaining maturity of 90 days or less issued by the financial institutions designated in operational documents of the special purpose vehicles. The special purpose vehicles will purchase the eligible assets with funds from the Federal Reserve Bank of New York and the issuance of asset backed commercial paper to the eligible investor. The
     MMIFF will run through October 30, 2009.

     GOVERNMENT GUARANTEES OUTSIDE THE U.S. -- Various governments outside the
     U.S. have implemented or announced programs under which the government or a government agency will guarantee debt, including commercial paper, of financial institutions in that country.

PASS-THROUGH SECURITIES -- The funds may invest in various debt obligations backed by pools of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables and leases on airplanes or other equipment.
Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors, net of any fees paid to any insurer or any guarantor of the securities. Pass-through securities may have either fixed or adjustable coupons. These securities include:

     MORTGAGE-BACKED SECURITIES -- These securities may be issued by U.S.
     government agencies and government-sponsored entities, such as Ginnie Mae,
     Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on mortgage-backed obligations issued by U.S.
     government agencies may be guaranteed by the full faith and credit of the
     U.S. government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of Fannie Mae and Freddie Mac). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

     Mortgage-backed securities issued by private entities are structured similarly to those issued by U.S. government agencies. However, these securities and the underlying mortgages are not guaranteed by any government agencies. These securities generally are structured with one or more types of credit enhancements such as insurance or letters of credit issued by private companies. Mortgage-backed securities generally permit borrowers to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments.

     COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS) -- CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages. Payments of principal and interest are passed through to each bond issue at varying schedules

                   American Funds Insurance Series -- Page 18

     resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified.
     CMOs may be less liquid or may exhibit greater price volatility than other types of mortgage or asset-backed securities.

     COMMERCIAL MORTGAGE-BACKED SECURITIES -- These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make rental payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid or exhibit greater price volatility than other types of mortgage or asset-backed securities.

     ASSET-BACKED SECURITIES -- These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer. Some asset-backed securities also may receive prepayments that can change their effective maturities.

"IOs" and "POs" are issued in portions or tranches with varying maturities and characteristics. Some tranches may only receive the interest paid on the underlying mortgages (IOs) and others may only receive the principal payments
(POs). The values of IOs and POs are extremely sensitive to interest rate fluctuations and prepayment rates, and IOs are also subject to the risk of early repayment of the underlying mortgages that will substantially reduce or eliminate interest payments.

WARRANTS AND RIGHTS -- The funds may purchase warrants, which may be issued together with bonds or preferred stocks. Warrants generally entitle the holder to buy a proportionate amount of common stock at a specified price, usually higher than the current market price. Warrants may be issued with an expiration date or in perpetuity. Rights are similar to warrants except that they normally entitle the holder to purchase common stock at a lower price than the current market price.

INFLATION-INDEXED BONDS -- Asset Allocation Fund, Bond Fund, Global Bond Fund,
High-Income Bond Fund and U.S. Government/AAA-Rated Securities Fund may invest in inflation-indexed bonds issued by governments, their agencies or instrumentalities and corporations.

The principal amount of an inflation-indexed bond is adjusted in response to changes in the level of the consumer price index. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of
U.S. Treasury inflation-indexed bonds, and therefore the

                   American Funds Insurance Series -- Page 19

principal amount of such bonds cannot be reduced below par even during a period of deflation. However, the current market value of these bonds is not guaranteed and will fluctuate, reflecting the rise and fall of yields. In certain jurisdictions outside the United States the repayment of the original bond principal upon the maturity of an inflation-indexed bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par.

The interest rate for inflation-indexed bonds is fixed at issuance as a percentage of this adjustable principal. Accordingly, the actual interest income may both rise and fall as the principal amount of the bonds adjusts in response to movements of the consumer price index. For example, typically interest income would rise during a period of inflation and fall during a period of deflation.

REAL ESTATE INVESTMENT TRUSTS -- The funds may invest in securities issued by real estate investment trusts (REITs), which primarily invest in real estate or real estate-related loans. Equity REITs own real estate properties, while mortgage REITs hold construction, development and/or long-term mortgage loans.
The values of REITs may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, tax laws and regulatory requirements, such as those relating to the environment. Both types of REITs are dependent upon management skill and the cash flows generated by their holdings, the real estate market in general and the possibility of failing to qualify for any applicable pass-through tax treatment or failing to maintain any applicable exemptive status afforded under relevant laws.

CASH AND CASH EQUIVALENTS -- The funds may hold cash or invest in cash equivalents. Cash equivalents include (a) commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank/corporation sponsored conduits
(asset-backed commercial paper)) (b) short-term bank obligations (for example, certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes, (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations), (d) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (e)
corporate bonds and notes that mature, or that may be redeemed, in one year or less.

Cash Management Fund may only purchase commercial paper judged by the investment adviser to be of suitable investment quality. This includes (a) commercial paper that is rated in the two highest categories by at least two nationally recognized statistical rating organizations (each, a "NRSRO"), or (b) other commercial paper deemed on the basis of the issuer's creditworthiness to be of a quality appropriate for Cash Management Fund. No more than 5% of Cash Management
Fund's assets may be invested in commercial paper rated in the second tier
(e.g., P-2/A-2) by any NRSRO; no more than the greater of 1% of Cash Management
Fund's assets or $1 million may be invested in such securities of any one issuer. See the "Description of Commercial Paper Ratings" for a description of the ratings.

Cash Management Fund may purchase corporate obligations that mature or that will be redeemed in one year or less. These obligations originally may have been issued with maturities in excess of one year. Cash Management Fund may invest only in corporate bonds or notes of issuers having outstanding short-term securities rated as described above in "Commercial Paper."

                   American Funds Insurance Series -- Page 20

"Savings association obligations" include certificates of deposit
(interest-bearing time deposits) issued by savings banks or savings and loan associations.

"Floating rate obligations" have a coupon rate that changes at least annually and generally more frequently. The coupon rate is set in relation to money market rates. The obligations, issued primarily by banks, other corporations, governments and semi-governmental bodies, may have a maturity in excess of one year. In some cases, the coupon rate may vary with changes in the yield on
Treasury bills or notes or with changes in LIBOR (London Interbank Offering
Rate). The investment adviser considers floating rate obligations to be liquid investments because a number of securities dealers make active markets in these securities.

RESTRICTED OR ILLIQUID SECURITIES -- The funds may purchase securities subject to restrictions on resale. Restricted securities may only be sold pursuant to an exemption from registration under the Securities Act of 1933 (the "1933 Act"), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. Difficulty in selling such securities may result in a loss to the funds or cause them to incur additional administrative costs.

Securities (including restricted securities) not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the Series' board of trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The funds may incur certain additional costs in disposing of illiquid securities.

LOAN ASSIGNMENTS AND PARTICIPATIONS -- The funds may invest in loans or other forms of indebtedness that represent interests in amounts owed by corporations or other borrowers (collectively "borrowers"). Loans may be originated by the borrower in order to address its working capital needs, as a result of a reorganization of the borrower's assets and liabilities (recapitalizations), to merge with or acquire another company (mergers and acquisitions), to take control of another company (leveraged buy-outs), to provide temporary financing
(bridge loans), or for other corporate purposes.

Some loans may be secured in whole or in part by assets or other collateral. The greater the value of the assets securing the loan the more the lender is protected against loss in the case of nonpayment of principal or interest. Loans made to highly leveraged borrowers may be especially vulnerable to adverse changes in economic or market conditions and may involve a greater risk of default.

The investment adviser generally makes investment decisions based on publicly available information, but may rely on non-public information if necessary.
Borrowers may offer to provide lenders with material, non-public information regarding a specific loan or the borrower in general. The investment adviser generally chooses not to receive this information. As a result, the investment adviser may be at a disadvantage compared to other investors that may receive such information. The investment adviser's decision not to receive material, non-public information may impact the investment adviser's ability to assess a borrower's requests for amendments or waivers of provisions in the loan agreement. However, the investment adviser may on a case-by-case basis decide to receive such information when it deems prudent. In these situations the

                   American Funds Insurance Series -- Page 21

investment adviser may be restricted from trading the loan or buying or selling other debt and equity securities of the borrower while it is in possession of such material, non-public information, even if such loan or other security is declining in value.

The funds normally acquire loan obligations through an assignment from another lender, but also may acquire loan obligations by purchasing participation interests from lenders or other holders of the interests. When the funds purchase assignments they acquire direct contractual rights against the borrower on the loan. The funds acquire the right to receive principal and interest payments directly from the borrower and to enforce their rights as a lender directly against the borrower. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender.

Loan participations are loans or other direct debt instruments that are interests in amounts owed by the borrower to another party. They may represent amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties. The funds will have the right to receive payments of principal, interest and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, the funds generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower. In addition, the funds may not directly benefit from any collateral supporting the loan in which they have purchased the participation and the funds will have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies. As a result, the funds will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Investments in loan participations and assignments present the possibility that the funds could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, the funds could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. The funds anticipate that loan participations could be sold only to a limited number of institutional investors. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by the securities laws.

REINSURANCE RELATED NOTES AND BONDS -- High-Income Bond Fund may invest in reinsurance related notes and bonds. These instruments, which are typically issued by special purpose reinsurance companies, transfer an element of insurance risk to the note or bond holders. For example, such a note or bond could provide that the reinsurance company would not be required to repay all or a portion of the principal value of the note or bond if losses due to a catastrophic event under the policy (such as a major hurricane) exceed certain dollar thresholds. Consequently, the fund may lose the entire amount of its investment in such bonds or notes if such an event occurs and losses exceed certain dollar thresholds. In this instance, investors would have no recourse against the insurance company. These instruments may be issued with fixed or variable interest rates and rated in a variety of credit quality categories by the rating agencies.

                   American Funds Insurance Series -- Page 22

REVERSE REPURCHASE AGREEMENTS -- Bond Fund, Global Bond Fund and U.S.
Government/ AAA-Rated Securities Fund are authorized to enter into reverse repurchase agreements. A reverse repurchase agreement is the sale of a security by a fund and its agreement to repurchase the security at a specified time and price. Each fund will segregate liquid assets which will be marked to market daily in an amount sufficient to cover its obligations under reverse repurchase agreements with broker-dealers (no collateral is required on reverse repurchase agreements with banks). Under the 1940 Act, reverse repurchase agreements may be considered borrowing by a fund. The use of reverse repurchase agreements by a fund creates leverage which increases the fund's investment risk. As a fund's aggregate commitments under these reverse repurchase agreements increase, the opportunity for leverage similarly increases. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the agreements, a fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, a fund's earnings or net asset value would decline faster than otherwise would be the case.

LOANS OF PORTFOLIO SECURITIES -- Asset Allocation Fund, Bond Fund, Global Bond
Fund, High-Income Bond Fund and U.S. Government/AAA-Rated Securities Fund are
authorized to lend portfolio securities to selected securities dealers or other institutional investors whose financial condition is monitored by the investment adviser. The borrower must maintain with the Series' custodian collateral consisting of cash, cash equivalents or U.S. government securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest.
The investment adviser will monitor the adequacy of the collateral on a daily basis. A fund may at any time call a loan of its portfolio securities and obtain the return of the loaned securities. The fund will receive any interest paid on the loaned securities and a fee or a portion of the interest earned on the collateral. Each fund will limit its loans of portfolio securities to an aggregate of 10% of the value of its total assets, measured at the time any such loan is made. The funds do not currently intend to engage in this investment practice over the next 12 months.

DIVERSIFICATION -- Global Bond Fund is a non-diversified investment company which allows the fund to invest a greater percentage of its assets in any one issuer. For the fund to be considered a "diversified" investment company under the Investment Company Act of 1940, as amended, the fund with respect to 75% of its total assets, would be required to limit its investment in any one issuer
(other than the U.S. government) to 5% of the market value of the total assets of the fund or to 10% of the outstanding voting securities of such issuer.
However, such a limitation would reduce the extent to which the fund could concentrate its investments in securities of governmental issuers outside the
United States, which are generally considered to be of higher credit quality than are private issuers domiciled outside the United States. Accordingly, such a limitation might increase the fund's investment risk. Although the fund is non-diversified, it has no current intention of investing more than 5% of its assets in securities of any one corporate issuer. In addition, the fund intends to comply with the diversification and other requirements of the U.S. Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies so that the fund will not be subject to U.S. taxes on the net investment income and net capital gains that it distributes to its shareholders. (See "Taxes and
Distributions".)

                        *     *     *     *     *     *

PORTFOLIO TURNOVER -- Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the funds' objective, and changes in their investments are generally accomplished gradually, though short-

                   American Funds Insurance Series -- Page 23

term transactions may occasionally be made. High portfolio turnover involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.

A fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio was replaced once per year. Over the past fiscal year, funds whose portfolio turnover rates exceeded 100% were Global Bond Fund, U.S.
Government/AAA-Rated Securities Fund and Cash Management Fund.  Global Bond
Fund's portfolio turnover rates for the fiscal years ended December 31, 2008 and
2007 were 118% and 85%, respectively. U.S. Government/AAA-Rated Securities
Fund's portfolio turnover rates for the fiscal years ended December 31, 2008 and
2007 were 108% and 91%, respectively. For both funds, the change in portfolio turnover rate reflects unusually volatile market conditions and significant net inflows during the period.

See "Financial Highlights" in the prospectus for the funds' annual portfolio turnover rates for each of the last five fiscal years.

                                 FUND POLICIES

All percentage limitations in the following fund policies are considered at the time securities are purchased and are based on a fund's net assets unless otherwise indicated. None of the following policies involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the applicable fund.

FUNDAMENTAL POLICIES -- The Series has adopted the following fundamental policies, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

INVESTMENT RESTRICTIONS OF GLOBAL DISCOVERY FUND, GLOBAL GROWTH FUND, GLOBAL
SMALL CAPITALIZATION FUND, GROWTH FUND, INTERNATIONAL FUND, NEW WORLD FUND, BLUE
CHIP INCOME AND GROWTH FUND, GLOBAL GROWTH AND INCOME FUND, GROWTH-INCOME FUND,
INTERNATIONAL GROWTH AND INCOME FUND, ASSET ALLOCATION FUND, BOND FUND, GLOBAL
BOND FUND AND HIGH-INCOME BOND FUND

Global Discovery Fund, Global Growth Fund, Global Small Capitalization Fund,
Growth Fund, International Fund, New World Fund, Blue Chip Income and Growth
Fund, Global Growth and Income Fund, Growth-Income Fund, International Growth
and Income Fund, Asset Allocation Fund, Bond Fund, Global Bond Fund and
High-Income Bond Fund may not:

1.   Invest more than 5% of the value of the total assets of the fund in the securities of any one issuer, provided that this limitation shall apply only to
75% of the value of the fund's total assets and, provided further, that the limitation shall not apply to obligations of the government of the U.S. under a general Act of Congress. The short-term obligations of commercial banks are excluded from this 5% limitation with respect to 25% of the fund's total assets.

2.   As to 75% of its total assets, purchase more than 10% of the outstanding voting securities of an issuer.

                   American Funds Insurance Series -- Page 24

3.   Invest more than 25% of the fund's total assets in the securities of issuers in the same industry. Obligations of the U.S. government, its agencies and instrumentalities, are not subject to this 25% limitation on industry concentration. In addition, the fund may, if deemed advisable, invest more than
25% of its assets in the obligations of domestic commercial banks.

4.   Invest in real estate (including limited partnership interests, but excluding securities of companies, such as real estate investment trusts, which deal in real estate or interests therein).

5.   Purchase commodities or commodity contracts; except that Global Discovery
Fund, Global Small Capitalization Fund, International Fund, New World Fund,
International Growth and Income Fund, Asset Allocation Fund, Bond Fund, Global
Bond Fund and High-Income Bond Fund may engage in transactions involving currencies (including forward or futures contracts and put and call options).

6.   Invest in companies for the purpose of exercising control or management.

7.   Make loans to others except for (a) the purchase of debt securities; (b)
entering into repurchase agreements; (c) the loaning of its portfolio securities; and (d) entering into loan participations.

8.   Borrow money, except from banks for temporary purposes, and then in an amount not in excess of 5% of the value of the fund's total assets. Moreover, in the event that the asset coverage for such borrowings falls below 300%, the fund will reduce, within three days, the amount of its borrowings in order to provide for 300% asset coverage.

9.   Purchase securities on margin.

10.  Sell securities short, except to the extent that the fund contemporaneously owns, or has the right to acquire at no additional cost, securities identical to those sold short.

11.  Invest in puts, calls, straddles, spreads or any combination thereof;
except as described above in Investment Restriction number 5.

12.  Invest in securities of other investment companies, except as permitted by the 1940 Act.

13.  Engage in underwriting of securities issued by others, except to the extent it may be deemed to be acting as an underwriter in the purchase or resale of portfolio securities.

Investment restriction numbers 1 and 2 do not apply to Global Bond Fund.

Notwithstanding investment restriction number 12, if deemed advisable by its officers, compensation paid by the Series to its Trustees may be invested in securities of these or other investment companies under a deferred compensation plan adopted by Trustees pursuant to an exemptive order granted by the
Securities and Exchange Commission.

Notwithstanding investment restriction number 13, the funds may not engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically constitute the fund an underwriter as that term is defined under the Securities Act of 1933.

                   American Funds Insurance Series -- Page 25

For purposes of investment restriction number 7, the investment adviser considers investments in corporate loans to be purchases of debt securities.

NONFUNDAMENTAL POLICIES -- The following nonfundamental policies of Global
Discovery Fund, Global Growth Fund, Global Small Capitalization Fund, Growth
Fund, International Fund, New World Fund, Blue Chip Income and Growth Fund,
Growth-Income Fund, Global Growth and Income Fund, International Growth and
Income Fund, Asset Allocation Fund, Bond Fund, Global Bond Fund and High-Income
Bond Fund may be changed without shareholder approval:

1.   The fund may not invest more than 15% of its net assets in illiquid securities.

2.   The fund may not issue senior securities, except as permitted by the 1940
Act.

INVESTMENT RESTRICTIONS OF U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

U.S. Government/AAA-Rated Securities Fund may not:

1.   Purchase any security (other than securities issued or guaranteed by the
U.S. government or its agencies or instrumentalities ("U.S. government securities")) if, immediately after and as a result of such investment, more than 5% of the value of the fund's total assets would be invested in securities of the issuer.

2.   Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry, except that this limitation shall not apply to U.S. government securities or other securities to the extent they are backed by or represent interests in U.S.
government securities or U.S. government-guaranteed mortgages.

3.   Invest in companies for the purpose of exercising control or management.

4.   Invest in securities of other investment companies, except as permitted by the 1940 Act.

5.   Buy or sell real estate or commodities or commodity contracts in the ordinary course of its business; however, the fund may purchase or sell readily marketable debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts.

6.   Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities
Act of 1933.

7.   Make loans, except that the fund may: (a) purchase readily marketable debt securities; (b) invest in repurchase agreements; (c) make loans of portfolio securities; and (d) enter into loan participations. The fund will not invest in repurchase agreements maturing in more than seven days if any such investment, together with any illiquid securities (including securities which are subject to legal or contractual restrictions on resale) held by the fund, exceeds 10% of the value of its total assets.

8.   Sell securities short, except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost, securities identical to those sold short.

                   American Funds Insurance Series -- Page 26

9.   Purchase securities on margin, except that the fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities.

10.  Borrow money, except from banks for temporary or emergency purposes not in excess of 5% of the value of the fund's total assets, except that the fund may enter into reverse repurchase agreements.

11.  Write, purchase or sell puts, calls or combinations thereof.

Notwithstanding investment restriction number 4, if deemed advisable by its officers, compensation paid by the Series to its Trustees may be invested in securities of these or other investment companies under a deferred compensation plan adopted by Trustees pursuant to an exemptive order granted by the
Securities and Exchange Commission.

NONFUNDAMENTAL POLICIES -- The following nonfundamental policies of U.S.
Government/AAA-Rated Securities Fund may be changed without shareholder approval:

1.   The fund may not invest more than 15% of its net assets in illiquid securities.

2.   The fund may not issue senior securities, except as permitted by the 1940
Act.

INVESTMENT RESTRICTIONS OF CASH MANAGEMENT FUND

Cash Management Fund may not:

1.   Invest more than 5% of the value of the total assets of the fund in the securities of any one issuer, provided that this limitation shall apply only to
75% of the value of the fund's total assets and, provided further, that the limitation shall not apply to obligations of the government of the U.S. under a general Act of Congress. The short-term obligations of commercial banks are excluded from this 5% limitation with respect to 25% of the fund's total assets.

2.   As to 75% of its total assets, purchase more than 10% of the outstanding voting class of securities of an issuer.

3.   Invest more than 25% of the fund's total assets in the securities of issuers in the same industry. Obligations of the U.S. government, its agencies and instrumentalities, are not subject to this 25% limitation on industry concentration. In addition, the fund may, if deemed advisable, invest more than
25% of its assets in the obligations of domestic commercial banks.

4.   Enter into any repurchase agreement maturing in more than seven days or invest in any other illiquid security if, as a result, more than 10% of the fund's total assets would be so invested.

5.   Make loans to others except for the purchase of the debt securities listed above. The fund may enter into repurchase agreements as described above.

6.   Borrow money, except from banks for temporary purposes, and then in an amount not in excess of 5% of the value of the fund's total assets. Moreover, in the event that the asset coverage for such borrowings falls below 300%, the fund will reduce, within three days, the amount of its borrowings in order to provide for 300% asset coverage.

                   American Funds Insurance Series -- Page 27

7.   Sell securities short except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost, securities identical to those sold short.

8.   Invest in puts, calls, straddles, spreads or any combination thereof.

9.   Purchase or sell securities of other investment companies (except in connection with a merger, consolidation, acquisition or reorganization), real estate or commodities.

10.  Act as underwriter of securities issued by others, engage in distribution of securities for others, or make investments in other companies for the purpose of exercising control or management.

NONFUNDAMENTAL POLICIES -- The following nonfundamental policies of Cash
Management Fund may be changed without shareholder approval:

Notwithstanding investment restriction number 1 above, in order to comply with
Rule 2a-7 under the 1940 Act, Cash Management Fund has adopted a policy of investing no more than 5% of its assets (measured at the time of purchase) in the securities of any one issuer (other than the U.S. government); provided however, that Cash Management Fund may invest, as to 25% of its assets, more than 5% of its assets in certain high-quality securities (as defined in the
Rule) of a single issuer for a period of up to three business days. Investment restriction number 8 above does not prevent the purchase by Cash Management Fund of securities that have "put" or "stand-by" commitment features.

Notwithstanding investment restriction number 9 above, if deemed advisable by its officers, compensation paid by the Series to its Trustees may be invested in securities of these or other investment companies under a deferred compensation plan adopted by Trustees pursuant to an exemptive order granted by the
Securities and Exchange Commission.

                   American Funds Insurance Series -- Page 28

                            MANAGEMENT OF THE SERIES

BOARD OF TRUSTEES AND OFFICERS

"INDEPENDENT" TRUSTEES/1/

 NAME, AGE AND                                                         NUMBER OF
 POSITION WITH FUND                                                    BOARDS/3/
 (YEAR FIRST ELECTED/2/ AS A         PRINCIPAL OCCUPATION(S)            ON WHICH      OTHER DIRECTORSHIPS/4/
 TRUSTEE)                             DURING PAST FIVE YEARS         TRUSTEE SERVES       HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------

 Lee A. Ault III, 72            Private investor and corporate              2         Anworth Mortgage Asset
 Chairman of the Board          director; former Chairman of the                      Corporation; Office
 (Independent and               Board, In-Q-Tel, Inc. (technology                     Depot, Inc.
 Non-Executive) (1999)          venture company funded principally
                                by the Central Intelligence
                                Agency); former Chairman of the
                                Board, President and CEO,
                                Telecredit, Inc. (payment
                                services)
--------------------------------------------------------------------------------------------------------------
 William H. Baribault, 63       Chairman and CEO, Oakwood                   2         None
 Trustee (2009)                 Enterprises (private investment
                                and consulting); former Chairman,
                                President and CEO, Professional
                                Business Bank (financial services
                                for small businesses); former
                                President and CEO, Director, Henry
                                Company (building products)

--------------------------------------------------------------------------------------------------------------
 Joe E. Davis, 74               Private investor; former Chairman           2         Anworth Mortgage Asset
 Trustee (1991)                 of the Board, Linear Corporation                      Corporation; Natural
                                (linear motor design and                              Alternatives
                                production)                                           International, Inc.
--------------------------------------------------------------------------------------------------------------
 Martin Fenton, 73              Chairman of the Board, Senior              19         None
 Trustee (1995)                 Resource Group LLC (development
                                and management of senior living
                                communities)
--------------------------------------------------------------------------------------------------------------
 Leonard R. Fuller, 62          President and CEO, Fuller                  17         None
 Trustee (1999)                 Consulting (financial management
                                consulting firm)
--------------------------------------------------------------------------------------------------------------
 W. Scott Hedrick, 63           Founding General Partner,                   2         Hot Topic, Inc.;
 Trustee (2007)                 InterWest Partners (venture                           Office Depot, Inc.
                                capital firm focused on
                                information technology and life
                                sciences); Lecturer, Stanford
                                Graduate School of Business
--------------------------------------------------------------------------------------------------------------
 Merit E. Janow, 50             Professor, Columbia University,             4         The NASDAQ Stock Market
 Trustee (2007)                 School of International and Public                    LLC; Trimble Navigation
                                Affairs; former Member, World                         Limited
                                Trade Organization Appellate Body

--------------------------------------------------------------------------------------------------------------
 Mary Myers Kauppila, 55        Chairman of the Board and CEO,              6         None
 Trustee (1994)                 Ladera Management Company (private
                                investment company)
--------------------------------------------------------------------------------------------------------------
 Kirk P. Pendleton, 69          Chairman of the Board and CEO,              7         None
 Trustee (1996)                 Cairnwood, Inc. (venture capital
                                investment)
--------------------------------------------------------------------------------------------------------------

                   American Funds Insurance Series -- Page 29

"INTERESTED" TRUSTEES/5,6/

                                    PRINCIPAL OCCUPATION(S)
                                    DURING PAST FIVE YEARS          NUMBER OF
 NAME,AGE AND                            AND POSITIONS              BOARDS/3/
 POSITION WITH FUND              HELD WITH AFFILIATED ENTITIES       ON WHICH      OTHER DIRECTORSHIPS/4/
 (YEAR FIRST ELECTED/2/ AS A     OR THE PRINCIPAL UNDERWRITER       TRUSTEE OR            HELD BY
 TRUSTEE)                                OF THE SERIES            OFFICER SERVES     TRUSTEE OR OFFICER
----------------------------------------------------------------------------------------------------------

 James K. Dunton, 71            Senior Vice President - Capital         2          None
 Vice Chairman of the Board     Research Global Investors,
 (1993)                         Capital Research and Management
                                Company; Director, Capital
                                Research and Management Company

----------------------------------------------------------------------------------------------------------
 Donald D. O'Neal, 48           Senior Vice President - Capital         3          None
 President and Trustee          Research Global Investors,
 (1998)                         Capital Research and Management
                                Company; Director, The Capital
                                Group Companies, Inc.*

----------------------------------------------------------------------------------------------------------

OTHER OFFICERS/6/

 NAME, AGE AND
 POSITION WITH FUND           PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
 (YEAR FIRST ELECTED/2/ AS      AND POSITIONS HELD WITH AFFILIATED ENTITIES
 AN OFFICER)                    OR THE PRINCIPAL UNDERWRITER OF THE SERIES
-------------------------------------------------------------------------------

 Michael J. Downer, 54      Senior Vice President, Secretary and Coordinator of
 Executive Vice President   Legal and Compliance, Capital Research and
 (1991)                     Management Company; Director, American Funds
                            Distributors, Inc.*; Director, Capital Bank and
                            Trust Company*
-------------------------------------------------------------------------------
 Alan N. Berro, 48          Senior Vice President - Capital World Investors,
 Senior Vice President      Capital Research and Management Company
 (1998)
-------------------------------------------------------------------------------
 Abner D. Goldstine, 79     Senior Vice President - Fixed Income, Capital
 Senior Vice President      Research and Management Company; Director, Capital
 (1993)                     Research and Management Company
-------------------------------------------------------------------------------
 Claudia P. Huntington,     Senior Vice President - Capital Research Global
 57                         Investors, Capital Research and Management Company;
 Senior Vice President      Director, The Capital Group Companies, Inc.*
 (1994)
-------------------------------------------------------------------------------
 John H. Smet, 52           Senior Vice President - Fixed Income, Capital
 Senior Vice President      Research and Management Company; Director, American
 (1994)                     Funds Distributors, Inc.*
-------------------------------------------------------------------------------
 Carl M. Kawaja, 44         Senior Vice President - Capital World Investors,
 Vice President (2008)      Capital Research and Management Company; Director,
                            Capital Research and Management Company; Director,
                            Capital International, Inc.*; Director, Capital
                            International Asset Management, Inc.*
-------------------------------------------------------------------------------
 Sung Lee, 42               Senior Vice President - Capital Research Global
 Vice President (2008)      Investors, Capital Research Company*; Director, The
                            Capital Group Companies, Inc.*
-------------------------------------------------------------------------------
 Robert W. Lovelace, 46     Senior Vice President - Capital World Investors,
 Vice President (1997)      Capital Research and Management Company; Executive
                            Vice President and Director, Capital Research and
                            Management Company
-------------------------------------------------------------------------------
 C. Ross Sappenfield, 43    Senior Vice President - Capital Research Global
 Vice President (2008)      Investors, Capital Research Company*
-------------------------------------------------------------------------------
 Susan M. Tolson, 47        Senior Vice President - Fixed Income, Capital
 Vice President (1999)      Research and Management Company
-------------------------------------------------------------------------------
 Steven I. Koszalka, 45     Vice President - Fund Business Management Group,
 Secretary (2003)           Capital Research and Management Company
-------------------------------------------------------------------------------
 Gregory F. Niland, 37      Vice President - Fund Business Management Group,
 Treasurer (2008)           Capital Research and Management Company
-------------------------------------------------------------------------------
 Karl C. Grauman, 41        Vice President - Fund Business Management Group,
 Assistant Treasurer        Capital Research and Management Company
 (2006)
-------------------------------------------------------------------------------
 Neal F. Wellons, 37        Vice President - Fund Business Management Group,
 Assistant Treasurer        Capital Research and Management Company
 (2009)
-------------------------------------------------------------------------------

                   American Funds Insurance Series -- Page 30

* Company affiliated with Capital Research and Management Company.
1 The term "independent" trustee refers to a trustee who is not an "interested person" of the funds within the meaning of the 1940 Act.

2 Trustees and officers of the Series serve until their resignation, removal or retirement.
3 Funds managed by Capital Research and Management Company. including the
 American Funds; American Funds Target Date Retirement Series,(R)/ /Inc., which is composed of nine funds and is available through tax-deferred retirement plans and IRAs; and Endowments, which is composed of two portfolios and is available to certain nonprofit organizations.
4 This includes all directorships (other than those in the American Funds or other funds managed by Capital Research and Management Company) that are held by each trustee as a director of a public company or a registered investment company.
5 "Interested persons" of the funds within the meaning of the 1940 Act, on the basis of their affiliation with the Series' investment adviser, Capital
 Research and Management Company, or affiliated entities.
6 All of the trustees and officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management
 Company serves as investment adviser.

THE ADDRESS FOR ALL TRUSTEES AND OFFICERS OF THE SERIES IS 333 SOUTH HOPE
STREET, 55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: SECRETARY.

                   American Funds Insurance Series -- Page 31

FUND SHARES OWNED BY TRUSTEES AS OF DECEMBER 31, 2008:

                                                                               AGGREGATE
                                                                                DOLLAR
                                                                              RANGE/1/ OF
                                                                              INDEPENDENT
                                            AGGREGATE                          TRUSTEES
                                         DOLLAR RANGE/1/      DOLLAR           DEFERRED
                                            OF SHARES       RANGE/1 /OF     COMPENSATION/3/
                                            OWNED IN        INDEPENDENT      ALLOCATED TO
                                            ALL FUNDS        TRUSTEES          ALL FUNDS
                                             IN THE          DEFERRED           WITHIN
                        DOLLAR RANGE/1/  AMERICAN FUNDS   COMPENSATION/3/   AMERICAN FUNDS
                            OF FUND      FAMILY OVERSEEN     ALLOCATED      FAMILY OVERSEEN
         NAME           SHARES OWNED/2/    BY TRUSTEE         TO FUND         BY TRUSTEE
--------------------------------------------------------------------------------------------

 "INDEPENDENT" TRUSTEES
--------------------------------------------------------------------------------------------
 Lee A. Ault III         Over $100,000    Over $100,000         N/A               N/A
--------------------------------------------------------------------------------------------
 William H.                  None             None              N/A               N/A
 Baribault/4/
--------------------------------------------------------------------------------------------
 Joe E. Davis            Over $100,000    Over $100,000         N/A               N/A
--------------------------------------------------------------------------------------------
 Martin Fenton             $10,001 -      Over $100,000         N/A          Over $100,000
                            $50,000
--------------------------------------------------------------------------------------------
 Leonard R. Fuller           None           $50,001 -           N/A          Over $100,000
                                            $100,000
--------------------------------------------------------------------------------------------
 W. Scott Hedrick            None             None              N/A               N/A
--------------------------------------------------------------------------------------------
 Merit E. Janow              None         Over $100,000         N/A               N/A
--------------------------------------------------------------------------------------------
 Mary Myers Kauppila         None         Over $100,000         N/A          Over $100,000
--------------------------------------------------------------------------------------------
 Kirk P. Pendleton       $1 - $10,000     Over $100,000         N/A          Over $100,000
--------------------------------------------------------------------------------------------

                   American Funds Insurance Series -- Page 32

                                                          AGGREGATE
                                                       DOLLAR RANGE/1/
                                                          OF SHARES
                                                           OWNED IN
                                                          ALL FUNDS
                                                            IN THE
                          DOLLAR RANGE/1/               AMERICAN FUNDS
                              OF FUND                  FAMILY OVERSEEN
       NAME               SHARES OWNED/2/                 BY TRUSTEE
-----------------------------------------------------------------------------

 "INTERESTED" TRUSTEES
-----------------------------------------------------------------------------
 James K. Dunton                None                    Over $100,000
-----------------------------------------------------------------------------
 Donald D. O'Neal               None                    Over $100,000
-----------------------------------------------------------------------------

1 Ownership disclosure is made using the following ranges: None; $1 - $10,000;
 $10,001 - $50,000; $50,001 - $100,000; and Over $100,000.  The amounts listed for "interested" trustees include shares owned through The Capital Group
 Companies, Inc. retirement plan and 401(k) plan.
2 Shares of the funds may only be owned by purchasing variable annuity and variable life insurance contracts. Each trustee's need for variable annuity or variable life contracts and the role those contracts would play in his or her comprehensive investment portfolio will vary and depend on a number of factors including tax, estate planning, life insurance, alternative retirement plans or other considerations.

3 Eligible trustees may defer their compensation under a nonqualified deferred compensation plan. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustee.
4 Mr. Baribault was elected trustee on March 17, 2009.

TRUSTEE COMPENSATION -- No compensation is paid by the Series to any officer or trustee who is a director, officer or employee of the investment adviser or its affiliates. The boards of funds advised by the investment adviser typically meet either individually or jointly with the boards of one or more other such funds with substantially overlapping board membership (in each case referred to as a
"board cluster"). The Series typically pays each independent trustee an annual fee, which ranges from $39,500 to $80,000, based primarily on the total number of board clusters on which that independent trustee serves.

In addition, the Series generally pays independent trustees attendance and other fees for meetings of the board and its committees. The Board chair receives an additional fee for this service.

Independent trustees also receive attendance fees for certain special joint meetings and information sessions with directors and trustees of other groupings of funds advised by the investment adviser. The Series and the other funds served by each independent trustee each pay an equal portion of these attendance fees.

No pension or retirement benefits are accrued as part of Series expenses.
Independent trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the Series. The
Series also reimburses certain expenses of the independent trustees.

                   American Funds Insurance Series -- Page 33

TRUSTEE COMPENSATION EARNED DURING THE FISCAL YEAR ENDED DECEMBER 31, 2008:

                                                                                                              TOTAL COMPENSATION
                                                                                                                  (INCLUDING
                                                                                                             VOLUNTARILY DEFERRED
                                                                                                               COMPENSATION/1/)
                                                                                                           FROM ALL FUNDS MANAGED BY
                                                                                AGGREGATE COMPENSATION       CAPITAL RESEARCH AND
                                                                                (INCLUDING VOLUNTARILY            MANAGEMENT
                                                                               DEFERRED COMPENSATION/1/)        COMPANY OR ITS
                                    NAME                                             FROM THE FUND               AFFILIATES/2/
------------------------------------------------------------------------------------------------------------------------------------

 Lee A. Ault III                                                                       $134,182                    $144,000
------------------------------------------------------------------------------------------------------------------------------------
 William H. Baribault/4/                                                                   None                        None
------------------------------------------------------------------------------------------------------------------------------------
 Joe E. Davis                                                                           126,144                     138,500
------------------------------------------------------------------------------------------------------------------------------------
 Martin Fenton/3/                                                                        87,399                     418,821
------------------------------------------------------------------------------------------------------------------------------------
 Leonard R. Fuller/3/                                                                   103,240                     338,800
------------------------------------------------------------------------------------------------------------------------------------
 W. Scott Hedrick                                                                       125,451                     137,000
------------------------------------------------------------------------------------------------------------------------------------
 Merit E. Janow                                                                          93,782                     200,500
------------------------------------------------------------------------------------------------------------------------------------
 Mary Myers Kauppila/3/                                                                  91,278                     306,500
------------------------------------------------------------------------------------------------------------------------------------
 Kirk P. Pendleton/3/                                                                    91,622                     298,500
------------------------------------------------------------------------------------------------------------------------------------

1 Amounts may be deferred by eligible trustees under a nonqualified deferred compensation plan adopted by the Series in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustees. Compensation shown in this table for the fiscal year ended December 31, 2008 does not include earnings on amounts deferred in previous fiscal years. See footnote 3 to this table for more information.
2 Funds managed by Capital Research and Management Company. including the
 American Funds; American Funds Target Date Retirement Series,(R)/ /Inc., which is composed of nine funds and is available through tax-deferred retirement plans and IRAs; and Endowments, which is composed of two portfolios and is available to certain nonprofit organizations.

3 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the Series (plus earnings thereon) through the 2008 fiscal year for participating trustees is as follows: Martin Fenton ($262,309),
 Leonard R. Fuller ($16,411), Mary Myers Kauppila ($906,706) and Kirk P.
 Pendleton ($698,864). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the Series until paid to the trustees.
4 Mr. Baribault was elected trustee on March 17, 2009.

SERIES ORGANIZATION AND THE BOARD OF TRUSTEES -- The Series, an open-end investment company, was organized as a Massachusetts business trust on September
13, 1983. All Series operations are supervised by its board of trustees, which meets periodically and performs duties required by applicable state and federal laws. Independent board members are paid certain fees for services rendered to the Series as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the Series.

Massachusetts common law provides that a trustee of a Massachusetts business trust owes a fiduciary duty to the trust and must carry out his or her responsibilities as a trustee in accordance with that fiduciary duty. Generally, a trustee will satisfy his or her duties if he or she acts in good faith and uses ordinary prudence.

The Series currently consists of separate funds which have separate assets and liabilities, and invest in separate investment portfolios. The board of trustees may create additional funds in the future. Income, direct liabilities and direct operating expenses of a fund will be allocated directly

                   American Funds Insurance Series -- Page 34

to that fund and general liabilities and expenses of the Series will be allocated among the funds in proportion to the total net assets of each fund.

Each fund has three classes of shares - Class 1, Class 2 and Class 3. The shares of each class represent an interest in the same investment portfolio. Each class has equal rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and other expenses properly attributable to the particular class as approved by the board of trustees and set forth in the Series' amended and restated rule 18f-3 Plan.
Class 2 and Class 3 shareholders have exclusive voting rights with respect to their respective rule 12b-1 Plans adopted in connection with the distribution of
Class 2 and Class 3 shares. Shares of each Class of the Series vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone.

The Series does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the Series will hold a meeting at which any member of the board could be removed by a majority vote.

The Series' declaration of trust and by-laws as well as separate indemnification agreements that the Series has entered into with independent trustees provide in effect that, subject to certain conditions, the Series will indemnify its officers and trustees against liabilities or expenses actually and reasonably incurred by them relating to their service to the Series. However, trustees are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

COMMITTEES OF THE BOARD OF TRUSTEES -- The Series has an audit committee comprised of Joe E. Davis, Martin Fenton, Leonard R. Fuller, W. Scott Hedrick
and Merit E. Janow, none of whom is an "interested person" of the Series within the meaning of the 1940 Act. The committee provides oversight regarding the
Series' accounting and financial reporting policies and practices, its internal controls and the internal controls of the Series' principal service providers.
The committee acts as a liaison between the Series' independent registered public accounting firm and the full board of trustees. Six audit committee meetings were held during the 2008 fiscal year.

The Series has a contracts committee comprised of Lee A. Ault III, William H.
Baribault, Joe E. Davis, Martin Fenton, Leonard R. Fuller, W. Scott Hedrick,
Merit E. Janow, Mary Myers Kauppila and Kirk P. Pendleton, none of whom is an
"interested person" of the Series within the meaning of the 1940 Act. The committee's principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the Series and its investment adviser or the investment adviser's affiliates, such as the Investment Advisory and Service Agreement and plan of distribution adopted pursuant to rule 12b-1 under the 1940 Act, that the Series may enter into, renew or continue, and to make its recommendations to the full board of trustees on these matters. One contracts committee meeting was held during the
2008 fiscal year.

The Series has a nominating committee comprised of Lee A. Ault III, Joe E.
Davis, Martin Fenton,  Mary Myers Kauppila and Kirk P. Pendleton, none of whom is an "interested person" of the Series within the meaning of the 1940 Act. The committee periodically reviews such issues

                   American Funds Insurance Series -- Page 35

as the board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the Series, addressed to the Series' secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee.
Two nominating committee meetings were held during the 2008 fiscal year.

PROXY VOTING PROCEDURES AND PRINCIPLES -- The Series and its investment adviser, in consultation with the Series' board, has adopted Proxy Voting Procedures and
Principles (the "Principles") with respect to voting proxies of securities held by the funds, other American Funds and Endowments. The complete text of these principles is available on the American Funds website at americanfunds.com.
Certain American Funds have established separate proxy voting committees that vote proxies or delegate to a voting officer the authority to vote on behalf of those funds. Proxies for all other funds (including the Series) are voted by a committee of the appropriate equity investment division of the investment adviser under authority delegated by those funds' boards. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal.

All U.S. proxies are voted. Proxies for companies outside the U.S. also are voted, provided there is sufficient time and information available. After a proxy statement is received, the investment adviser prepares a summary of the proposals contained in the proxy statement. A discussion of any potential conflicts of interest also is included in the summary. For proxies of securities managed by a particular investment division of the investment adviser, the initial voting recommendation is made by one or more of the division's investment analysts familiar with the company and industry. A second recommendation is made by a proxy coordinator (an investment analyst with experience in corporate governance and proxy voting matters) within the appropriate investment division, based on knowledge of these Principles and familiarity with proxy-related issues. The proxy summary and voting recommendations are made available to the appropriate proxy voting committee for a final voting decision.

The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a director of one or more American Funds is also a director of a company whose proxy is being voted. In such instances, proxy voting committee members are alerted to the potential conflict. The proxy voting committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.

The Principles, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Principles provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds' understanding of the company's business, its management and its relationship with shareholders over time.

                   American Funds Insurance Series -- Page 36

Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of each year (a) without charge, upon request by calling American Funds Service Company at 800/421-0180, (b) on the American
Funds website and (c) on the SEC's website at sec.gov.

The following summary sets forth the general positions of the American Funds,
Endowments, the Series and the investment adviser on various proposals. A copy of the full Principles is available upon request, free of charge, by calling
American Funds Service Company or visiting the American Funds website.

     DIRECTOR MATTERS -- The election of a company's slate of nominees for director generally is supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the chairman and CEO positions also may be supported.

     GOVERNANCE PROVISIONS -- Typically, proposals to declassify a board (elect all directors annually) are supported based on the belief that this increases the directors' sense of accountability to shareholders. Proposals for cumulative voting generally are supported in order to promote management and board accountability and an opportunity for leadership change. Proposals designed to make director elections more meaningful, either by requiring a majority vote or by requiring any director receiving more withhold votes than affirmative votes to tender his or her resignation, generally are supported.

     SHAREHOLDER RIGHTS -- Proposals to repeal an existing poison pill generally are supported. (There may be certain circumstances, however, when a proxy voting committee of a fund or an investment division of the investment adviser believes that a company needs to maintain anti-takeover protection.) Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder's right to call a special meeting typically are not supported.

     COMPENSATION AND BENEFIT PLANS -- Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

     ROUTINE MATTERS -- The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items generally are voted in favor of management's recommendations unless circumstances indicate otherwise.

PRINCIPAL FUND SHAREHOLDERS -- The following tables identify those investors who own of record or are known by the funds to own beneficially 5% or more of any class of a fund's shares as of the opening of business on April 1, 2009. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

                   American Funds Insurance Series -- Page 37

GLOBAL DISCOVERY

           NAME AND ADDRESS              OWNERSHIP   OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------

 Capital Research & Management           Record      Class 1        52.67%
 Company
 Corporate Account
 Irvine, CA
----------------------------------------------------------------------------
 Lincoln Life Insurance Company          Record      Class 1        47.33
 Omnibus Account                                     Class 2        95.15
 Fort Wayne, IN
----------------------------------------------------------------------------

GLOBAL GROWTH

            NAME AND ADDRESS                OWNERSHIP   OWNERSHIP PERCENTAGE
-------------------------------------------------------------------------------

 John Hancock Life Insurance Co. USA        Record      Class 1        35.51%
 JHT Global Diversification
 Boston, MA
-------------------------------------------------------------------------------
 John Hancock Life Insurance Co. USA        Record      Class 1        20.61
 American Global Growth
 Boston, MA
-------------------------------------------------------------------------------
 Lincoln Life Insurance Company             Record      Class 1        15.56
 Omnibus Account                                        Class 2        47.79
 Fort Wayne, IN
-------------------------------------------------------------------------------
 SAST                                       Record      Class 1        13.89
 Global Growth Portfolio
 Los Angeles, CA
-------------------------------------------------------------------------------
 Nationwide Variable Insurance Trust        Record      Class 1        11.55
 Omnibus Account
 Conshohocken, PA
-------------------------------------------------------------------------------
 AIG Sunamerica Life Assurance Co.          Record      Class 2        18.18
 Omnibus Account
 Los Angeles, CA
-------------------------------------------------------------------------------
 Hartford Life and Annuity Insurance        Record      Class 2        16.88
 Company
 Omnibus Account
 Hartford, CT
-------------------------------------------------------------------------------
 MetLife Insurance Co. of Connecticut       Record      Class 2         6.93
 Omnibus Account
 Boston, MA
-------------------------------------------------------------------------------

                   American Funds Insurance Series -- Page 38

GLOBAL SMALL CAPITALIZATION FUND

            NAME AND ADDRESS                OWNERSHIP   OWNERSHIP PERCENTAGE
-------------------------------------------------------------------------------

 John Hancock Life Insurance Co. USA        Record      Class 1        26.01%
 JHT Global Diversification
 Boston, MA
-------------------------------------------------------------------------------
 Lincoln Life Insurance Company             Record      Class 1        25.37
 Omnibus Account                                        Class 2        47.58
 Fort Wayne, IN
-------------------------------------------------------------------------------
 John Hancock Life Insurance Co. USA        Record      Class 1        16.19
 American Global Small Capitalization
 Boston, MA
-------------------------------------------------------------------------------
 Met Investors Series Trust                 Record      Class 1        12.47
 AFS Growth Allocation Portfolio
 Irvine, CA
-------------------------------------------------------------------------------
 Hartford Series Funds, Inc.                Record      Class 1         7.75
 AFS Global Small Capitalization HLS
 Fund
 Woodbury, MN
-------------------------------------------------------------------------------
 Met Investors Series Trust                 Record      Class 1         6.97
 AFS Balanced Allocation Portfolio
 Irvine, CA
-------------------------------------------------------------------------------
 Metropolitan Life Insurance Company        Record      Class 2        19.94
 Omnibus Account
 New York, NY
-------------------------------------------------------------------------------
 Hartford Life and Annuity Insurance        Record      Class 2        16.68
 Company
 Omnibus Account
 Hartford, CT
-------------------------------------------------------------------------------

GROWTH FUND

            NAME AND ADDRESS               OWNERSHIP    OWNERSHIP PERCENTAGE
-------------------------------------------------------------------------------

 Lincoln Life Insurance Company            Record      Class 1         28.26%
 Omnibus Account                                       Class 2         39.54
 Fort Wayne, IN
-------------------------------------------------------------------------------
 Pacific Life                              Record      Class 1         24.23
 Pacific Select Fund
 Kansas City, MO
-------------------------------------------------------------------------------
 John Hancock Life Insurance Co. USA       Record      Class 1         20.68
 Omnibus Account
 Boston, MA
-------------------------------------------------------------------------------
 Met Investors Series Trust                Record      Class 1          6.90
 AFS Growth Allocation Portfolio
 Irvine, CA
-------------------------------------------------------------------------------
 Hartford Life and Annuity Insurance       Record      Class 2         19.78
 Company
 Omnibus Account #1
 Hartford, CT
-------------------------------------------------------------------------------
 ING                                       Record      Class 2         11.96
 Growth Portfolio
 Scottsdale, AZ
-------------------------------------------------------------------------------
 Metropolitan Life Insurance Company       Record      Class 2          6.24
 Omnibus Account
 New York, NY
-------------------------------------------------------------------------------
 Hartford Life and Annuity Insurance       Record      Class 2          5.16
 Company
 Omnibus Account #2
 Hartford, CT
-------------------------------------------------------------------------------
 AIG Sunamerica Life Assurance Co.         Record      Class 3        100.00
 Omnibus Account
 Los Angeles, CA
-------------------------------------------------------------------------------

                   American Funds Insurance Series -- Page 39

INTERNATIONAL FUND

            NAME AND ADDRESS               OWNERSHIP    OWNERSHIP PERCENTAGE
-------------------------------------------------------------------------------

 Lincoln Life Insurance Company            Record      Class 1         39.95%
 Omnibus Account                                       Class 2         50.97
 Fort Wayne, IN
-------------------------------------------------------------------------------
 John Hancock Life Insurance Co. USA       Record      Class 1         35.56
 Omnibus Account
 Boston, MA
-------------------------------------------------------------------------------
 John Hancock Life Insurance Co. USA       Record      Class 1          5.65
 JHT Fundamental Holding
 Boston, MA
-------------------------------------------------------------------------------
 Hartford Series Funds, Inc.               Record      Class 1          5.38
 AFS International HLS Fund
 Woodbury, MN
-------------------------------------------------------------------------------
 ING                                       Record      Class 2         20.27
 International Portfolio
 Scottsdale, AZ
-------------------------------------------------------------------------------
 Hartford Life and Annuity Insurance       Record      Class 2         17.85
 Company
 Omnibus Account
 Hartford, CT
-------------------------------------------------------------------------------
 AIG Sunamerica Life Assurance Co.         Record      Class 3        100.00
 Omnibus Account
 Los Angeles, CA
-------------------------------------------------------------------------------

                   American Funds Insurance Series -- Page 40

NEW WORLD FUND

            NAME AND ADDRESS                OWNERSHIP   OWNERSHIP PERCENTAGE
-------------------------------------------------------------------------------

 Lincoln Life Insurance Company             Record      Class 1        24.57%
 Omnibus Account                                        Class 2        60.26
 Fort Wayne, IN
-------------------------------------------------------------------------------
 John Hancock Life Insurance Co. USA        Record      Class 1        20.60
 JHT Global Diversification
 Boston, MA
-------------------------------------------------------------------------------
 Met Investors Series Trust                 Record      Class 1        15.24
 AFS Growth Allocation Portfolio
 Irvine, CA
-------------------------------------------------------------------------------
 John Hancock Life Insurance Co. USA        Record      Class 1        14.17
 American New World
 Boston, MA
-------------------------------------------------------------------------------
 Hartford Series Funds, Inc.                Record      Class 1        10.35
 AFS New World HLS Fund
 Woodbury, MN
-------------------------------------------------------------------------------
 Met Investors Series Trust                 Record      Class 1         8.52
 AFS Balanced Allocation Portfolio
 Irvine, CA
-------------------------------------------------------------------------------
 Hartford Life and Annuity Insurance        Record      Class 2        30.10
 Company
 Omnibus Account #1
 Hartford, CT
-------------------------------------------------------------------------------
 Hartford Life and Annuity Insurance        Record      Class 2         7.18
 Company
 Omnibus Account #2
 Hartford, CT
-------------------------------------------------------------------------------

BLUE CHIP INCOME AND GROWTH FUND

            NAME AND ADDRESS                OWNERSHIP   OWNERSHIP PERCENTAGE
-------------------------------------------------------------------------------

 John Hancock Life Insurance Co. USA        Record      Class 1        49.48%
 Omnibus Account
 Boston, MA
-------------------------------------------------------------------------------
 Lincoln Life Insurance Company             Record      Class 1        31.30
 Omnibus Account                                        Class 2        64.16
 Fort Wayne, IN
-------------------------------------------------------------------------------
 MML                                        Record      Class 1        11.87
 American Funds Core Allocation Fund
 Springfield, MA
-------------------------------------------------------------------------------
 Hartford Series Funds, Inc.                Record      Class 1         7.32
 AFS Blue Chip Income & Growth HLS Fund
 Woodbury, MN
-------------------------------------------------------------------------------
 Hartford Life and Annuity Insurance        Record      Class 2        28.42
 Company
 Omnibus Account
 Hartford, CT
-------------------------------------------------------------------------------

                   American Funds Insurance Series -- Page 41

GLOBAL GROWTH AND INCOME FUND

            NAME AND ADDRESS                OWNERSHIP   OWNERSHIP PERCENTAGE
-------------------------------------------------------------------------------

 Hartford Series Funds, Inc.                Record      Class 1        52.31%
 AFS Global Growth & Income HLS Fund
 Woodbury, MN
-------------------------------------------------------------------------------
 Lincoln Life Insurance Company             Record      Class 1        47.69
 Omnibus Account                                        Class 2        64.94
 Fort Wayne, IN
-------------------------------------------------------------------------------
 Hartford Life and Annuity Insurance        Record      Class 2        27.61
 Company
 Omnibus Account #1
 Hartford, CT
-------------------------------------------------------------------------------
 Hartford Life and Annuity Insurance        Record      Class 2         5.46
 Company
 Omnibus Account #2
 Hartford, CT
-------------------------------------------------------------------------------

GROWTH-INCOME FUND

            NAME AND ADDRESS               OWNERSHIP    OWNERSHIP PERCENTAGE
-------------------------------------------------------------------------------

 Lincoln Life Insurance Company            Record      Class 1        30.26%
 Omnibus Account                                       Class 2        44.12
 Fort Wayne, IN
-------------------------------------------------------------------------------
 Pacific Life                              Record      Class 1        21.46
 Pacific Select Fund
 Kansas City, MO
-------------------------------------------------------------------------------
 John Hancock Life Insurance Co. USA       Record      Class 1        15.94
 Omnibus Account
 Boston, MA
-------------------------------------------------------------------------------
 Met Investors Series Trust                Record      Class 1         8.79
 AFS Growth Allocation Portfolio
 Irvine, CA
-------------------------------------------------------------------------------
 Nationwide Variable Insurance Trust       Record      Class 1         5.68
 Omnibus Account
 Conshohocken, PA
-------------------------------------------------------------------------------
 Met Investors Series Trust                Record      Class 1         5.52
 AFS Balanced Allocation Portfolio
 Irvine, CA
-------------------------------------------------------------------------------
 Hartford Life and Annuity Insurance       Record      Class 2        21.82
 Company
 Omnibus Account #1
 Hartford, CT
-------------------------------------------------------------------------------
 ING                                       Record      Class 2         8.69
 Growth-Income Portfolio
 Scottsdale, AZ
-------------------------------------------------------------------------------
 AIG Sunamerica Life Assurance Co.         Record      Class 2         6.41
 Omnibus Account                                       Class 3        100.00
 Los Angeles, CA
-------------------------------------------------------------------------------
 Hartford Life and Annuity Insurance       Record      Class 2         5.35
 Company
 Omnibus Account #2
 Hartford, CT
-------------------------------------------------------------------------------

                   American Funds Insurance Series -- Page 42

INTERNATIONAL GROWTH AND INCOME FUND

           NAME AND ADDRESS              OWNERSHIP   OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------

 Capital Research & Management           Record      Class 1        86.53%
 Company
 Corporate Account
 Irvine, CA
----------------------------------------------------------------------------
 Lincoln Life Insurance Company          Record      Class 1        13.47
 Omnibus Account                                     Class 2        97.50
 Fort Wayne, IN
----------------------------------------------------------------------------

ASSET ALLOCATION FUND

            NAME AND ADDRESS               OWNERSHIP    OWNERSHIP PERCENTAGE
-------------------------------------------------------------------------------

 John Hancock Life Insurance Co. USA       Record      Class 1        40.84%
 American Asset Allocation
 Boston, MA
-------------------------------------------------------------------------------
 Nationwide Variable Insurance Trust       Record      Class 1        29.23
 Omnibus Account
 Conshohocken, PA
-------------------------------------------------------------------------------
 Lincoln Life Insurance Company            Record      Class 1        18.59
 Omnibus Account                                       Class 2        54.75
 Fort Wayne, IN
-------------------------------------------------------------------------------
 ING                                       Record      Class 1         8.02
 Asset Allocation Portfolio
 Scottsdale, AZ
-------------------------------------------------------------------------------
 Hartford Life and Annuity Insurance       Record      Class 2        26.81
 Company
 Omnibus Account #1
 Hartford, CT
-------------------------------------------------------------------------------
 AIG Sunamerica Life Assurance Co.         Record      Class 2         8.86
 Omnibus Account                                       Class 3        100.00
 Los Angeles, CA
-------------------------------------------------------------------------------
 Hartford Life and Annuity Insurance       Record      Class 2         6.35
 Company
 Omnibus Account #2
 Hartford, CT
-------------------------------------------------------------------------------

                   American Funds Insurance Series -- Page 43

BOND FUND

            NAME AND ADDRESS                OWNERSHIP   OWNERSHIP PERCENTAGE
-------------------------------------------------------------------------------

 John Hancock Life Insurance Co. USA        Record      Class 1        29.38%
 Omnibus Account
 Boston, MA
-------------------------------------------------------------------------------
 Nationwide Variable Insurance Trust        Record      Class 1        15.01
 Omnibus Account
 Conshohocken, PA
-------------------------------------------------------------------------------
 ING                                        Record      Class 1        14.68
 Bond Portfolio
 Scottsdale, AZ
-------------------------------------------------------------------------------
 John Hancock Life Insurance Co. USA        Record      Class 1        12.65
 JHT Fundamental Holding
 Boston, MA
-------------------------------------------------------------------------------
 Lincoln Life Insurance Company             Record      Class 1         8.36
 Omnibus Account                                        Class 2        50.05
 Fort Wayne, IN
-------------------------------------------------------------------------------
 John Hancock Life Insurance Co. USA        Record      Class 1         6.61
 JHT Global Diversification
 Boston, MA
-------------------------------------------------------------------------------
 Hartford Life and Annuity Insurance        Record      Class 2        32.03
 Company
 Omnibus Account #1
 Hartford, CT
-------------------------------------------------------------------------------
 Hartford Life and Annuity Insurance        Record      Class 2         8.67
 Company
 Omnibus Account #2
 Hartford, CT
-------------------------------------------------------------------------------

GLOBAL BOND FUND

            NAME AND ADDRESS                OWNERSHIP   OWNERSHIP PERCENTAGE
-------------------------------------------------------------------------------

 Met Investors Series Trust                 Record      Class 1        28.64%
 AFS Moderate Allocation Portfolio
 Irvine, CA
-------------------------------------------------------------------------------
 Lincoln Life Insurance Company             Record      Class 1        25.33
 Omnibus Account                                        Class 2        56.00
 Fort Wayne, IN
-------------------------------------------------------------------------------
 Hartford Series Funds, Inc.                Record      Class 1        20.92
 AFS Global Bond HLS Fund
 Woodbury, MN
-------------------------------------------------------------------------------
 Met Investors Series Trust                 Record      Class 1        17.35
 AFS Balanced Allocation Portfolio
 Irvine, CA
-------------------------------------------------------------------------------
 Met Investors Series Trust                 Record      Class 1         7.76
 AFS Growth Allocation Portfolio
 Irvine, CA
-------------------------------------------------------------------------------
 Hartford Life and Annuity Insurance        Record      Class 2        32.33
 Company
 Omnibus Account #1
 Hartford, CT
-------------------------------------------------------------------------------
 Hartford Life and Annuity Insurance        Record      Class 2         9.88
 Company
 Omnibus Account #2
 Hartford, CT
-------------------------------------------------------------------------------

                   American Funds Insurance Series -- Page 44

HIGH-INCOME BOND FUND

          NAME AND ADDRESS              OWNERSHIP    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------

 Lincoln Life Insurance Company         Record      Class 1         40.95%
 Omnibus Account                                    Class 2         96.78
 Fort Wayne, IN
----------------------------------------------------------------------------
 Met Investors Series Trust             Record      Class 1         17.34
 AFS Moderate Allocation Portfolio
 Irvine, CA
----------------------------------------------------------------------------
 Met Investors Series Trust             Record      Class 1         13.36
 AFS Balanced Allocation Portfolio
 Irvine, CA
----------------------------------------------------------------------------
 John Hancock Life Insurance Co. USA    Record      Class 1         11.35
 JHT Global Diversification
 Boston, MA
----------------------------------------------------------------------------
 John Hancock Life Insurance Co. USA    Record      Class 1         10.25
 American Asset High-Yield Bond
 Boston, MA
----------------------------------------------------------------------------
 Met Investors Series Trust             Record      Class 1          5.12
 AFS Growth Allocation Portfolio
 Irvine, CA
----------------------------------------------------------------------------
 AIG Sunamerica Life Assurance Co.      Record      Class 3        100.00
 Omnibus Account
 Los Angeles, CA
----------------------------------------------------------------------------

U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

           NAME AND ADDRESS               OWNERSHIP    OWNERSHIP PERCENTAGE
------------------------------------------------------------------------------

 Lincoln Life Insurance Company           Record      Class 1         46.13%
 Omnibus Account                                      Class 2         95.89
 Fort Wayne, IN
------------------------------------------------------------------------------
 Met Investors Series Trust               Record      Class 1         24.52
 AFS Moderate Allocation Portfolio
 Irvine, CA
------------------------------------------------------------------------------
 Met Investors Series Trust               Record      Class 1         19.37
 AFS Balanced Allocation Portfolio
 Irvine, CA
------------------------------------------------------------------------------
 Met Investors Series Trust               Record      Class 1          8.67
 AFS Growth Allocation Portfolio
 Irvine, CA
------------------------------------------------------------------------------
 AIG Sunamerica Life Assurance Co.        Record      Class 3        100.00
 Omnibus Account
 Los Angeles, CA
------------------------------------------------------------------------------

                   American Funds Insurance Series -- Page 45

CASH MANAGEMENT FUND

          NAME AND ADDRESS              OWNERSHIP    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------

 Lincoln Life Insurance Company         Record      Class 1         96.20%
 Omnibus Account                                    Class 2         94.15
 Fort Wayne, IN
----------------------------------------------------------------------------
 Lincoln Life & Annuity of New York     Record      Class 2          5.85
 Omnibus Account
 Fort Wayne, IN
----------------------------------------------------------------------------
 AIG Sunamerica Life Assurance Co.      Record      Class 3        100.00
 Omnibus Account
 Los Angeles, CA
----------------------------------------------------------------------------

INVESTMENT ADVISER -- Capital Research and Management Company, the Series'
investment adviser, founded in 1931, maintains research facilities in the United
States and abroad (Los Angeles, San Francisco, New York, Washington, DC, London,
Geneva, Hong Kong, Singapore and Tokyo). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333
South Hope Street, Los Angeles, CA 90071 and 6455 Irvine Center Drive, Irvine,
CA 92618. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. Capital
Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and
manages fixed-income assets through its Fixed Income division. Capital World
Investors and Capital Research Global Investors make investment decisions on an independent basis.

The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional's management of the funds and other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. The investment adviser believes that its policies and procedures are reasonably designed to address these issues.

COMPENSATION OF INVESTMENT PROFESSIONALS -- As described in the prospectus, the investment adviser uses a system of multiple portfolio counselors in managing fund assets. In addition, Capital Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio within their research coverage.

                   American Funds Insurance Series -- Page 46

Portfolio counselors and investment analysts are paid competitive salaries by
Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual's portfolio results, contributions to the organization and other factors.

To encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total investment returns to relevant benchmarks over the most recent year, a four-year rolling average and an eight-year rolling average with greater weight placed on the four-year and eight-year rolling averages. For portfolio counselors, benchmarks may include measures of the marketplaces in which the fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. Capital Research and Management Company makes periodic subjective assessments of analysts' contributions to the investment process and this is an element of their overall compensation. The investment results of each of the funds' portfolio counselors may be measured against one or more of the following benchmarks, depending on his or her investment focus:

     Global Discovery Fund -- Lipper Multi-Cap Growth Funds Index, Global
     Service and Information Index, Non-U.S. Service and Information Index;

     Global Growth Fund -- MSCI World Index, Lipper Global Funds Index;

     Global Small Capitalization Fund -- S&P Global <$3 Billion Index (formerly
     S&P/ Citigroup Global/World Indexes); Lipper Small Cap Growth Funds Index;
     Lipper International Small Cap Funds Index;

     Growth Fund -- S&P 500, Lipper Growth Funds Index;

     International Fund -- MSCI All Country World Index ex-USA, Lipper
     International Funds Index;

     New World Fund -- MSCI All Country World Index, Lipper Global Funds Index,
     Lipper Emerging Markets Funds Index, JP Morgan Emerging Markets Bond Index
     Global, MSCI Emerging Markets Index, Lipper Emerging Markets Debt Funds
     Average;

     Blue Chip Income and Growth Fund -- S&P 500, Lipper Growth & Income Funds
     Index;

     Global Growth and Income Fund -- MSCI World Index, Lipper Global Funds
     Index;

     Growth-Income Fund -- S&P 500, Lipper Growth & Income Funds Index;

     International Growth and Income Fund -- MSCI World Index (ex-U.S.), Lipper
     International Funds Index;

     Asset Allocation Fund -- S&P 500, Lipper Growth & Income Funds Index,
     Barclays Capital U.S. Aggregate Index (formerly Lehman Brothers U.S.
     Aggregate Index), Credit Suisse First Boston High Yield Bond Index, Lipper
     High Current Yield Bond Funds Average, Lipper Corporate Debt Funds A Rated
     Average;

                   American Funds Insurance Series -- Page 47

     Bond Fund -- Barclays Capital U.S. Aggregate Index (formerly Lehman
     Brothers U.S. Aggregate Index), Lipper High Current Yield Bond Funds
     Average, Lipper Corporate Debt Funds A Rated Average;

     Global Bond Fund -- Barclays Capital Global Aggregate Bond Index (formerly
     Lehman Brothers Global Aggregate Bond Index), Barclays Capital US Corporate
     High Yield Index 2% Issuer Cap (formerly Lehman Brothers US Corporate High
     Yield Index 2% Issuer Cap), Lipper Global Income Funds Average;

     High-Income Bond Fund -- Credit Suisse First Boston High Yield Bond Index,
     Lipper High Current Yield Bond Funds Index; and

     U.S. Government/AAA Rated Securities Fund -- Citigroup Treasury/Government
     Sponsored/Mortgage Index and Lipper General U.S. Government Funds Average.

PORTFOLIO COUNSELOR FUND HOLDINGS AND MANAGEMENT OF OTHER ACCOUNTS -- Shares of
the funds may only be owned by purchasing variable annuity and variable life insurance contracts. Each portfolio counselor's need for variable annuity or variable life contracts and the role those contracts would play in his or her comprehensive investment portfolio will vary and depend on a number of factors including tax, estate planning, life insurance, alternative retirement plans or other considerations. The following portfolio counselor owns shares (through a variable insurance contract) in the dollar range noted: Robert W. Lovelace,
Global Growth Fund, $10,001 - $50,000. The other portfolio counselors have determined that variable insurance or annuity contracts do not meet their current needs. Consequently, they do not hold shares of the funds.

Portfolio counselors may also manage assets in other funds advised by Capital
Research and Management Company or its affiliates. Other managed accounts as of the end of American Funds Insurance Series' most recently completed fiscal year are listed as follows:

                              NUMBER             NUMBER
                             OF OTHER           OF OTHER           NUMBER
                            REGISTERED           POOLED           OF OTHER
                            INVESTMENT         INVESTMENT         ACCOUNTS
                         COMPANIES (RICS)   VEHICLES (PIVS)      FOR WHICH
                            FOR WHICH          FOR WHICH         PORTFOLIO
                            PORTFOLIO          PORTFOLIO         COUNSELOR
                            COUNSELOR          COUNSELOR        IS A MANAGER
                           IS A MANAGER       IS A MANAGER       (ASSETS OF
      PORTFOLIO          (ASSETS OF RICS    (ASSETS OF PIVS    OTHER ACCOUNTS
      COUNSELOR          IN BILLIONS)/1/    IN BILLIONS)/2/   IN BILLIONS)/3/
--------------------------------------------------------------------------------

 James K. Dunton            2       $ 62.2        None              None
--------------------------------------------------------------------------------
 Donald D. O'Neal           2       $171.0      1      $0.03        None
--------------------------------------------------------------------------------
 Alan N. Berro              3       $ 95.0        None              None
--------------------------------------------------------------------------------
 Abner D. Goldstine         3       $ 98.3        None              None
--------------------------------------------------------------------------------
 Claudia P.                 3       $ 32.8        None              None
 Huntington
--------------------------------------------------------------------------------
 John H. Smet               7       $148.8        None            3       $2.06
--------------------------------------------------------------------------------
 Carl M. Kawaja             4       $115.7      1      $0.71        None
--------------------------------------------------------------------------------
 Sung Lee                   2       $137.2        None              None
--------------------------------------------------------------------------------
 Robert W. Lovelace         3       $114.2      1      $0.71        None
--------------------------------------------------------------------------------
 C. Ross Sappenfield        2       $ 68.6      1      $0.03        None
--------------------------------------------------------------------------------
 Susan M. Tolson            3       $ 50.2        None              None
--------------------------------------------------------------------------------
 David C. Barclay           4       $108.0      2      $0.25     17       $5.54
--------------------------------------------------------------------------------
 Donnalisa Barnum           1       $117.9        None              None
--------------------------------------------------------------------------------
 Christopher D.                None               None              None
 Buchbinder
--------------------------------------------------------------------------------
 Gordon Crawford            3       $135.2        None              None
--------------------------------------------------------------------------------
 Mark H. Dalzell            3       $ 41.2      2      $0.16    17/4/     $5.23
--------------------------------------------------------------------------------
 Mark E. Denning            5       $164.2      1      $0.08        None
--------------------------------------------------------------------------------
 J. Blair Frank             2       $130.0        None              None
--------------------------------------------------------------------------------
 Nicholas J. Grace          2       $ 73.4        None              None
--------------------------------------------------------------------------------
 Alwyn W. Heong             3       $146.9        None              None
--------------------------------------------------------------------------------
 David A. Hoag              3       $ 80.6        None              None
--------------------------------------------------------------------------------
 Thomas H. Hogh             3       $ 22.2      1      $0.16      3       $0.31
--------------------------------------------------------------------------------
 Gregg E. Ireland           2       $152.1      1      $0.06        None
--------------------------------------------------------------------------------
 Gregory D. Johnson         3       $ 92.0        None              None
--------------------------------------------------------------------------------
 Michael T. Kerr            2       $151.9        None              None
--------------------------------------------------------------------------------
 Harold H. La               1       $  5.2        None              None
--------------------------------------------------------------------------------
 Jeffrey T. Lager              None               None              None
--------------------------------------------------------------------------------
 Marcus B. Linden           1       $  9.1        None              None
--------------------------------------------------------------------------------
 James B. Lovelace          4       $142.6        None              None
--------------------------------------------------------------------------------
 Jesper Lyckeus             1       $ 66.9      1      $0.08        None
--------------------------------------------------------------------------------
 Mark R. Macdonald          4       $114.7        None              None
--------------------------------------------------------------------------------
 Ronald B. Morrow           3       $200.7        None              None
--------------------------------------------------------------------------------
 James R. Mulally           2       $ 52.0        None              None
--------------------------------------------------------------------------------
 David M. Riley             1       $ 73.0        None              None
--------------------------------------------------------------------------------
 Eugene P. Stein            1       $ 48.8        None              None
--------------------------------------------------------------------------------
 Andrew B. Suzman           2       $ 58.5      1      $0.06        None
--------------------------------------------------------------------------------
 Christopher M.                None               None              None
 Thomsen
--------------------------------------------------------------------------------
 Steven T. Watson           3       $ 92.7        None              None
--------------------------------------------------------------------------------
 Paul A. White                 None               None              None
--------------------------------------------------------------------------------
 Dylan J. Yolles               None               None              None
--------------------------------------------------------------------------------

                   American Funds Insurance Series -- Page 48

[This page is intentionally left blank for this filing.]

                   American Funds Insurance Series -- Page 49

1 Indicates fund(s) where the portfolio counselor also has significant responsibilities for the day to day management of the fund(s). Assets noted are the total net assets of the registered investment companies and are not the total assets managed by the individual, which is a substantially lower amount.
 No fund has an advisory fee that is based on the performance of the fund.
2 Represents funds advised or sub-advised by Capital Research and Management
 Company and sold outside the United States and/ or fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital
 Group International, Inc., an affiliate of Capital Research and Management
 Company. Assets noted are the total net assets of the funds or accounts and are not the total assets managed by the individual, which is a substantially lower amount.

3 Reflects other professionally managed accounts held at companies affiliated with Capital Research and Management Company. Personal brokerage accounts of portfolio counselors and their families are not reflected.
4 The advisory fee of one of these accounts (representing $0.24 billion in total assets) is based partially on its investment results.

INVESTMENT ADVISORY AND SERVICE AGREEMENTS -- The Investment Advisory and
Service Agreements (the "Agreements") between the Series and the investment adviser will continue in effect until December 31, 2009, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the Board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the applicable Series, and (b) the vote of a majority of trustees who are not parties to the Agreements or interested persons
(as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreements provide that the investment adviser has no liability to the Series for its acts or omissions in the performance of its obligations to the Series not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreements. The Agreements also provide that either party has the right to terminate them, without penalty, upon

                   American Funds Insurance Series -- Page 50

60 days' written notice to the other party, and that the Agreements automatically terminate in the event of their assignment (as defined in the 1940
Act).

As compensation for its services, the investment adviser receives a monthly fee that is accrued daily, calculated at the annual rates of:

Global Discovery Fund: 0.58% on the first $500 million of net assets, plus 0.48%
on net assets greater than $500 million but not exceeding $1.0 billion, plus
0.44% on net assets in excess of $1.0 billion;

Global Growth Fund: 0.69% on the first $600 million of net assets, plus 0.59% on net assets greater than $600 million but not exceeding $1.2 billion, plus 0.53%
on net assets greater than $1.2 billion but not exceeding $2.0 billion, plus
0.50% on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus 0.48% on net assets greater than $3.0 billion but not exceeding $5.0 billion; plus 0.46% on net assets in excess of $5.0 billion;

Global Small Capitalization Fund: 0.80% on the first $600 million of net assets, plus 0.74% on net assets greater than $600 million but not exceeding $1.0 billion, plus 0.70% on net assets greater than $1.0 billion but not exceeding
$2.0 billion, plus 0.67% on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus 0.65% on net assets greater than $3.0 billion but not exceeding $5.0 billion, plus 0.635% on net assets in excess of $5.0 billion;

Growth Fund: 0.50% on the first $600 million of net assets, plus 0.45% on net assets greater than $600 million but not exceeding $1.0 billion, plus 0.42% on net assets greater than $1.0 billion but not exceeding $2.0 billion, plus 0.37%
on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus
0.35% on net assets greater than $3.0 billion but not exceeding $5.0 billion, plus 0.33% on net assets greater than $5.0 billion but not exceeding $8.0 billion, plus 0.315% on net assets greater than $8.0 billion but not exceeding
$13.0 billion, plus 0.30% on net assets greater than $13.0 billion but not exceeding $21.0 billion, plus 0.29% on net assets greater than $21.0 billion but not exceeding $27.0 billion, plus 0.285% on net assets greater than $27.0 billion but not exceeding $34.0 billion, plus 0.280% on net assets in excess of
$34.0 billion;

International Fund: 0.69% on the first $500 million of net assets, plus 0.59% on net assets greater than $500 million but not exceeding $1.0 billion, plus 0.53%
on net assets greater than $1.0 billion but not exceeding $1.5 billion, plus
0.50% on net assets greater than $1.5 billion but not exceeding $2.5 billion, plus 0.48% on net assets greater than $2.5 billion but not exceeding $4.0 billion, plus 0.47% on net assets greater than $4.0 billion but not exceeding
$6.5 billion, plus 0.46% on net assets greater than $6.5 billion but not exceeding $10.5 billion, plus 0.45% on net assets greater than $10.5 billion but not exceeding $17.0 billion, plus 0.44% on net assets greater than $17.0 billion but not exceeding $21.0 billion, plus 0.43% on net assets in excess of $21.0 billion;

New World Fund: 0.85% on the first $500 million of net assets, plus 0.77% on net assets greater than $500 million but not exceeding $1.0 billion, plus 0.71% on net assets greater than $1.0 billion but not exceeding $1.5 billion, plus 0.66%
on net assets greater than $1.5 billion but not exceeding $2.5 billion, plus
0.62% on net assets in excess of $2.5 billion;

Blue Chip Income and Growth Fund: 0.50% on the first $600 million of net assets, plus 0.45% on net assets greater than $600 million but not exceeding $1.5 billion, plus 0.40% on net assets

                   American Funds Insurance Series -- Page 51

greater than $1.5 billion but not exceeding $2.5 billion, plus 0.38% on net assets greater than $2.5 billion but not exceeding $4.0 billion, plus 0.37% on net assets in excess of $4.0 billion;

Global Growth and Income Fund: 0.69% on the first $600 million of net assets, plus 0.59% on net assets greater than $600 million but not exceeding $1.2 billion, plus 0.53% on net assets greater than $1.2 billion but not exceeding $2 billion, plus 0.50% on net assets greater than $2 billion but not exceeding $3.0 billion, plus 0.48% on net assets in excess of $3.0 billion;

Growth-Income Fund: 0.50% on the first $600 million of net assets, plus 0.45% on net assets greater than $600 million but not exceeding $1.5 billion, plus 0.40%
on net assets greater than $1.5 billion but not exceeding $2.5 billion, plus
0.32% on net assets greater than $2.5 billion but not exceeding $4.0 billion, plus 0.285% on net assets greater than $4.0 billion but not exceeding $6.5 billion, plus 0.256% on net assets greater than $6.5 billion but not exceeding
$10.5 billion, plus 0.242% on net assets greater than $10.5 billion but not exceeding $13.0 billion, plus 0.235% on net assets greater than $13.0 billion but not exceeding $17.0 billion, plus 0.23% on net assets greater than $17.0 billion but not exceeding $21.0 billion, plus 0.225% on net assets greater than
$21.0 billion but not exceeding $27.0 billion, plus 0.222% on net assets greater than $27.0 billion but not exceeding $34.0 billion, plus 0.219% on net assets in excess of $34.0 billion;

International Growth and Income Fund: 0.69% on the first $500 million of net assets, plus 0.59% on net assets greater than $500 million but not exceeding
$1.0 billion, plus 0.53% on net assets greater than $1.0 billion;

Asset Allocation Fund: 0.50% on the first $600 million of net assets, plus 0.42%
on net assets greater than $600 million but not exceeding $1.2 billion, plus
0.36% on net assets greater than $1.2 billion but not exceeding $2.0 billion, plus 0.32% on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus 0.28% on net assets greater than $3.0 billion but not exceeding
$5.0 billion, plus 0.26% on net assets greater than $5.0 billion but not exceeding $8.0 billion, plus 0.25% on net assets in excess of $8.0 billion;

Bond Fund: 0.48% on the first $600 million of net assets, plus 0.44% on net assets greater than $600 million but not exceeding $1.0 billion, plus 0.40% on net assets greater than $1.0 billion but not exceeding $2.0 billion, plus 0.38%
on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus
0.36% on net assets greater than $3.0 billion but not exceeding $5.0 billion;
plus 0.34% on net assets in excess of $5.0 billion;

Global Bond Fund: 0.57% on the first $1.0 billion of net assets plus 0.50% on net assets in excess of $1.0 billion;

High-Income Bond Fund: 0.50% on the first $600 million of net assets, plus 0.46%
on net assets greater than $600 million but not exceeding $1.0 billion, plus
0.44% on net assets greater than $1.0 billion but not exceeding $2.0 billion, plus 0.42% on net assets in excess of $2.0 billion;

U.S. Government/AAA-Rated Securities Fund: 0.46% on the first $600 million of net assets, plus 0.40% on net assets greater than $600 million but not exceeding
$1.0 billion, plus 0.36% on net assets greater than $1.0 billion but not exceeding $2.0 billion, plus 0.34% on net assets in excess of $2.0 billion; and

Cash Management Fund: 0.32% on the first $1.0 billion of net assets, plus 0.29%
on net assets in excess of $1.0 billion.

                   American Funds Insurance Series -- Page 52

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of qualified persons to perform the executive and related administrative functions of the Series, and provides necessary office space, office equipment and utilities, and general purpose accounting forms, supplies and postage used at the office of the Series relating to the services furnished by the investment adviser. Subject to the expense agreement described below, the Series will pay all expenses not expressly assumed by the investment adviser, including, but not limited to: registration and filing fees of federal and state agencies; blue sky expenses (if any); expenses of shareholders' meetings; the expense of reports to existing shareholders; expenses of printing proxies and prospectuses; insurance premiums; legal and auditing fees; dividend disbursement expenses; the expense of the issuance, transfer and redemption of its shares; custodian fees; printing and preparation of registration statements; taxes; compensation, fees and expenses paid to trustees unaffiliated with the investment adviser; association dues; and costs of stationary and forms prepared exclusively for the Series.

The Agreements provide for an advisory fee reduction to the extent that the annual ordinary net operating expenses of each fund, except International Fund, exceed 1 1/2% of the first $30 million of the average month-end total net assets of the fund and 1% of the average month-end total net assets in excess thereof.
For International Fund, the advisory fee will be reduced to the extent that its annual ordinary net operating expenses exceed 1 1/2% of its average month-end total net assets. Expenses which are not subject to this limitation are interest, taxes and extraordinary items, such as litigation. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses.

The investment adviser's total fees for the fiscal years ended December 31,
2008, 2007 and 2006 were:

                                                FISCAL YEAR ENDED
                                     ------------------------------------------
                                         2008          2007           2006
-------------------------------------------------------------------------------

GLOBAL DISCOVERY FUND                $ 1,310,000   $ 1,306,000    $   807,000
-------------------------------------------------------------------------------
GLOBAL GROWTH FUND                    27,394,000    26,735,000     19,040,000
-------------------------------------------------------------------------------
GLOBAL SMALL CAPITALIZATION FUND      23,424,000    27,298,000     19,734,000
-------------------------------------------------------------------------------
GROWTH FUND                           83,525,000    93,790,000     79,939,000
-------------------------------------------------------------------------------
INTERNATIONAL FUND                    46,787,000    50,363,000     38,670,000
-------------------------------------------------------------------------------
NEW WORLD FUND                        13,849,000    12,656,000      8,208,000
-------------------------------------------------------------------------------
BLUE CHIP INCOME AND GROWTH FUND      15,618,000    18,332,000     15,099,000
-------------------------------------------------------------------------------
GLOBAL GROWTH AND INCOME FUND         12,322,000     9,447,000      1,296,000
-------------------------------------------------------------------------------
GROWTH-INCOME FUND                    65,897,000    75,627,000     64,732,000
-------------------------------------------------------------------------------
INTERNATIONAL GROWTH AND INCOME           10,000           N/A            N/A
FUND
-------------------------------------------------------------------------------
ASSET ALLOCATION FUND                 26,361,000    26,249,000     21,637,000
-------------------------------------------------------------------------------
BOND FUND                             21,584,000    17,355,000     12,346,000
-------------------------------------------------------------------------------
GLOBAL BOND FUND                       4,382,000       776,000         21,000
-------------------------------------------------------------------------------
HIGH-INCOME BOND FUND                  6,092,000     6,066,000      4,946,000
-------------------------------------------------------------------------------
U.S. GOVERNMENT/AAA-RATED              5,079,000     3,222,000      2,884,000
SECURITIES FUND
-------------------------------------------------------------------------------
CASH MANAGEMENT FUND                   2,746,000     1,566,000      1,068,000
-------------------------------------------------------------------------------

                   American Funds Insurance Series -- Page 53

For the period from September 1, 2004 through March 31, 2005, the investment adviser agreed to waive 5% of the management fees that it was otherwise entitled to receive under the Agreements. From April 1, 2005 through December 31, 2008, this waiver increased to 10% of the management fees that it was otherwise entitled to receive. The waiver was discontinued effective January 1, 2009.

Additionally, during the year ended December 31, 2007, the investment adviser voluntarily reduced management fees to the rates provided by amended Agreements for Global Growth Fund, Global Growth and Income Fund, and Bond Fund. During the
year ended December 31, 2006, the investment adviser voluntarily reduced management fees to the rates provided by amended Agreements for Global Small
Capitalization Fund and Global Growth and Income Fund.

For the periods ended December 31, 2008, 2007 and 2006, management fees were reduced by the following as a result of these waivers:

                                                  WAIVER REDUCTION
-------------------------------------------------------------------------------
                                           2008         2007          2006
-------------------------------------------------------------------------------

 GLOBAL DISCOVERY FUND                  $  131,000   $  131,000    $   81,000
-------------------------------------------------------------------------------
 GLOBAL GROWTH FUND                      2,739,000    2,714,000     1,904,000
-------------------------------------------------------------------------------
 GLOBAL SMALL CAPITALIZATION FUND        2,342,000    2,730,000     1,973,000
-------------------------------------------------------------------------------
 GROWTH FUND                             8,352,000    9,379,000     7,994,000
-------------------------------------------------------------------------------
 INTERNATIONAL FUND                      4,679,000    5,036,000     3,867,000
-------------------------------------------------------------------------------
 NEW WORLD FUND                          1,385,000    1,266,000       821,000
-------------------------------------------------------------------------------
 BLUE CHIP INCOME AND GROWTH FUND        1,562,000    1,833,000     1,510,000
-------------------------------------------------------------------------------
 GLOBAL GROWTH AND INCOME FUND           1,232,000    1,786,000       132,000
-------------------------------------------------------------------------------
 GROWTH-INCOME FUND                      6,589,000    7,563,000     6,473,000
-------------------------------------------------------------------------------
 INTERNATIONAL GROWTH AND INCOME FUND        1,000          N/A           N/A
-------------------------------------------------------------------------------
 ASSET ALLOCATION FUND                   2,636,000    2,625,000     2,164,000
-------------------------------------------------------------------------------
 BOND FUND                               2,158,000    1,736,000     1,235,000
-------------------------------------------------------------------------------
 GLOBAL BOND FUND                          438,000       78,000         2,000
-------------------------------------------------------------------------------
 HIGH-INCOME BOND FUND                     609,000      607,000       495,000
-------------------------------------------------------------------------------
 U.S. GOVERNMENT/AAA-RATED SECURITIES      508,000      322,000       288,000
 FUND
-------------------------------------------------------------------------------
 CASH MANAGEMENT FUND                      275,000      157,000       107,000
-------------------------------------------------------------------------------

                   American Funds Insurance Series -- Page 54

PLANS OF DISTRIBUTION - The Series has adopted Plans of Distribution (the
"Plans") for its Class 2 and Class 3 shares, pursuant to rule 12b-1 under the
1940 Act. As required by rule 12b-1, the Plans have been approved by a majority of the entire board of trustees, and separately by a majority of the trustees who are not "interested persons" of the Series and who have no direct or indirect financial interest in the operation of the Plans. Potential benefits of the Plans to the Series include improved shareholder services, benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of trustees who are not "interested persons" of the Series is committed to the discretion of the trustees who are not "interested persons" during the existence of the Plans. The Plans are reviewed quarterly and must be renewed annually by the board of trustees.

Under the Plans, the Series will pay to insurance company contract issuers 0.25%
of each fund's average net assets annually (Class 2 shares) or 0.18% of each fund's average net assets annually (Class 3 shares) to finance any distribution activity which is primarily intended to benefit the Class 2 and Class 3 shares of the Series, respectively, provided that the board of trustees of the Series has approved the categories of expenses for which payment is being made.
Payments made pursuant to the Plans will be used by insurance company contract issuers to pay a continuing annual service fee to dealers on the value of all variable annuity and variable life contract payments for account-related services provided to existing shareholders. During the fiscal year ended
December 31, 2008, the Series incurred distribution expenses for Class 2 shares of $185,539,000 and Class 3 shares of $1,564,000, payable to certain life insurance companies under the Plan. Accrued and unpaid distribution expenses were $10,955,438 for Class 2 shares and $86,000 for Class 3 shares.

                   American Funds Insurance Series -- Page 55

COMPENSATION TO INSURANCE COMPANIES -- American Funds Distributors, Inc., at its
expense, currently makes payments to certain of the insurance companies listed below that use the Series as the underlying investment in insurance contracts.
These payments generally cover expenses associated with education and training meetings sponsored by American Funds Distributors, Inc. for insurance company sales forces.

     AEGON, N.V.
     AIG SunAmerica Life Assurance Company
     Hartford Life Insurance Company
     ING Life Insurance and Annuity Company
     Jefferson Pilot Financial Insurance Company/Jefferson Pilot LifeAmerica
     Insurance Company
     John Hancock Life Insurance Company (U.S.A.)
     The Lincoln National Life Insurance Company
     Massachusetts Mutual Life Insurance Company
     Merrill Lynch Life Insurance Company
     Metropolitan Life Insurance Company
     Nationwide Mutual Insurance Company
     New York Life Insurance and Annuity Corporation
     Pacific Life Insurance Company
     Travelers Insurance Company

American Funds Distributors, Inc. receives a marketing expense allowance from certain of the insurance companies listed above. These payments generally cover expenses associated with the education and training efforts that American Funds
Distributors, Inc. provides to each insurance company sales force. Payments are up to 0.16% of sales in a given calendar year.

                      EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the Series'
portfolio transactions. Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation.
Equity securities may also be purchased from underwriters at prices that include underwriting fees. Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal with no stated
brokerage commission. The price paid to an underwriter for fixed-income securities includes underwriting fees. Prices for fixed-income securities in secondary trades usually include undisclosed compensation to the market-maker reflecting the spread between the bid and ask prices for the securities.

In selecting broker-dealers, the investment adviser strives to obtain "best execution" (the most favorable total price reasonably attainable under the circumstances) for the Series' portfolio transactions, taking into account a variety of factors. These factors include the size and type of transaction, the nature and character of the markets for the security to be purchased or sold, the cost, quality and reliability of the executions and the broker-dealer's ability to offer liquidity and anonymity. The investment adviser considers these factors, which involve qualitative judgments, when selecting broker-dealers and execution venues for fund portfolio transactions. The investment adviser views best execution as a process that should be evaluated over time as part of an overall relationship with particular broker-dealer firms rather than on a trade-by-trade basis.

                   American Funds Insurance Series -- Page 56

The Series does not consider the investment adviser as having an obligation to obtain the lowest commission rate available for a portfolio transaction to the exclusion of price, service and qualitative considerations.

The investment adviser may execute portfolio transactions with broker-dealers who provide certain brokerage and/or investment research services to it, but only when in the investment adviser's judgment the broker-dealer is capable of providing best execution for that transaction. The receipt of these services permits the investment adviser to supplement its own research and analysis and makes available the views of, and information from, individuals and the research staffs of other firms. Such views and information may be provided in the form of written reports, telephone contacts and meetings with securities analysts. These services may include, among other things, reports and other communications with respect to individual companies, industries, countries and regions, economic, political and legal developments, as well as scheduling meetings with corporate executives and seminars and conferences related to relevant subject matters. The investment adviser considers these services to be supplemental to its own internal research efforts and therefore the receipt of investment research from broker-dealers does not tend to reduce the expenses involved in the investment adviser's research efforts. If broker-dealers were to discontinue providing such services it is unlikely the investment adviser would attempt to replicate them on its own, in part because they would then no longer provide an independent, supplemental viewpoint. Nonetheless, if it were to attempt to do so, the investment adviser would incur substantial additional costs. Research services that the investment adviser receives from broker-dealers may be used by the investment adviser in servicing the Series and other funds and accounts that it advises; however, not all such services will necessarily benefit the Series.

The investment adviser may pay commissions in excess of what other broker-dealers might have charged - including on an execution-only basis - for certain portfolio transactions in recognition of brokerage and/or investment research services provided by a broker-dealer. In this regard, the investment adviser has adopted a brokerage allocation procedure consistent with the requirements of Section 28(e) of the U.S. Securities Exchange Act of 1934.
Section 28(e) permits an investment adviser to cause an account to pay a higher commission to a broker-dealer that provides certain brokerage and/or investment research services to the investment adviser, if the investment adviser makes a good faith determination that such commissions are reasonable in relation to the value of the services provided by such broker-dealer to the investment adviser in terms of that particular transaction or the investment adviser's overall responsibility to the Series and other accounts that it advises. Certain brokerage and/or investment research services may not necessarily benefit all accounts paying commissions to each such broker-dealer; therefore, the investment adviser assesses the reasonableness of commissions in light of the total brokerage and investment research services provided by each particular broker-dealer.

In accordance with its internal brokerage allocation procedure, each equity investment division of the investment adviser periodically assesses the brokerage and investment research services provided by each broker-dealer from which it receives such services. Using its judgment, each equity investment division of the investment adviser then creates lists with suggested levels of commissions for particular broker-dealers and provides those lists to its trading desks. Neither the investment adviser nor the Series incurs any obligation to any broker-dealer to pay for research by generating trading commissions. The actual level of business received by any broker-dealer may be less than the suggested level of commissions and can, and often does, exceed the suggested level in the normal course of business. As part of its ongoing relationships with broker-dealers, the investment adviser routinely meets with firms, typically at the firm's

                   American Funds Insurance Series -- Page 57

request, to discuss the level and quality of the brokerage and research services provided, as well as the perceived value and cost of such services. In valuing the brokerage and investment research services the investment adviser receives from broker-dealers in connection with its good faith determination of reasonableness, the investment adviser does not attribute a dollar value to such services, but rather takes various factors into consideration, including the quantity, quality and usefulness of the services to the investment adviser.

The investment adviser seeks, on an ongoing basis, to determine what the reasonable levels of commission rates are in the marketplace. The investment adviser takes various considerations into account when evaluating such reasonableness, including, (a) rates quoted by broker-dealers, (b) the size of a particular transaction in terms of the number of shares and dollar amount, (c)
the complexity of a particular transaction, (d) the nature and character of the markets on which a particular trade takes place, (e) the ability of a broker-dealer to provide anonymity while executing trades, (f) the ability of a broker-dealer to execute large trades while minimizing market impact, (g) the extent to which a broker-dealer has put its own capital at risk, (h) the level and type of business done with a particular broker-dealer over a period of time,
(i) historical commission rates, and (j) commission rates that other institutional investors are paying.

When executing portfolio transactions in the same equity security for the funds and accounts, or portions of funds and accounts, over which the investment adviser, through its equity investment divisions, has investment discretion, each of the investment divisions will normally aggregate its respective purchases or sales and execute them as part of the same transaction or series of transactions. When executing portfolio transactions in the same fixed-income security for the Series and the other funds or accounts over which it or one of its affiliated companies has investment discretion, the investment adviser will normally aggregate such purchases or sales and execute them as part of the same transaction or series of transactions. The objective of aggregating purchases and sales of a security is to allocate executions in an equitable manner among the funds and other accounts that have concurrently authorized a transaction in such security.

The investment adviser may place orders for the Series' portfolio transactions with broker-dealers who have sold shares of the funds managed by the investment adviser or its affiliated companies; however, it does not consider whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the Series' portfolio transactions.

Brokerage commissions paid on portfolio transactions for the fiscal years ended
December 31, 2008, 2007, and 2006 were:

                                                      FISCAL YEAR ENDED
                                           ------------------------------------------
                                               2008          2007           2006
-------------------------------------------------------------------------------------

GLOBAL DISCOVERY FUND                      $   186,000   $   222,000    $   119,000
-------------------------------------------------------------------------------------
GLOBAL GROWTH FUND                           5,006,000     4,883,000      2,792,000
-------------------------------------------------------------------------------------
GLOBAL SMALL CAPITALIZATION FUND             5,932,000     5,937,000      5,191,000
-------------------------------------------------------------------------------------
GROWTH FUND                                 12,525,000    15,510,000     15,320,000
-------------------------------------------------------------------------------------
INTERNATIONAL FUND                          11,069,000    12,067,000      7,441,000
-------------------------------------------------------------------------------------
NEW WORLD FUND                               1,746,000     2,110,000      1,561,000
-------------------------------------------------------------------------------------
BLUE CHIP INCOME AND GROWTH FUND             1,770,000     2,154,000      1,381,000
-------------------------------------------------------------------------------------
GLOBAL GROWTH AND INCOME FUND                2,785,000     2,034,000        614,000
-------------------------------------------------------------------------------------
GROWTH-INCOME FUND                          13,650,000    12,227,000     10,703,000
-------------------------------------------------------------------------------------
INTERNATIONAL GROWTH AND INCOME FUND             5,000           N/A            N/A
-------------------------------------------------------------------------------------
ASSET ALLOCATION FUND                        4,896,000     1,994,000      2,635,000
-------------------------------------------------------------------------------------
BOND FUND                                        2,000             0          5,000
-------------------------------------------------------------------------------------
HIGH-INCOME BOND FUND                            2,000         2,000         13,000
-------------------------------------------------------------------------------------

                   American Funds Insurance Series -- Page 58

The volume of trading activity by Global Discovery Fund, Global Small
Capitalization Fund, Growth Fund, New World Fund and Blue Chip Income and Growth
Fund decreased during the year, resulting in a decrease in brokerage commissions paid on portfolio transactions. The volume of trading activity by Global Growth
Fund, Global Growth and Income Fund, Growth-Income Fund, Asset Allocation Fund
and Bond Fund increased during the year, resulting in an increase in brokerage commissions paid on portfolio transactions. The volume of trading activity by
International Fund increased during 2007 and 2008, resulting in increased brokerage commissions paid on portfolio transactions compared to 2006. Prior year brokerage commissions for International Growth and Income Fund was not representative of a full year.

The Series is required to disclose information regarding investments in the securities of its "regular" broker-dealers (or parent companies of their regular broker-dealers) that derive more than 15% of its revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the Series the largest amount of brokerage commissions by participating, directly or indirectly, in the Series'
portfolio transactions during the Series' most recent fiscal year; (b) one of the 10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the Series during the Series' most recent fiscal year;
or (c) one of the 10 broker-dealers that sold the largest amount of securities of the Series during the Series' most recent fiscal year.

At the end of the Series' most recent fiscal year, the Series' regular broker-dealers included Citigroup Global Markets Inc., Credit Suisse Group AG,
Goldman Sachs & Co., J.P. Morgan Securities Inc., Lehman Brothers Inc., Merrill
Lynch, Pierce, Fenner & Smith Incorporated, Morgan Stanley & Co., Incorporated
and UBS Financial Services Inc. As of the Series' fiscal year-end, the following funds held equity and/or debt securities of an affiliated company of such regular broker-dealers:

                   American Funds Insurance Series -- Page 59

                            AFFILIATED COMPANY OF     TYPE OF
                            REGULAR BROKER-DEALER    SECURITY        AMOUNT
-------------------------------------------------------------------------------

Global Discovery Fund        Citigroup Inc.           equity      $  1,117,000
-------------------------------------------------------------------------------
Global Growth Fund          J.P. Morgan Chase &       equity        22,071,000
                            Co.
-------------------------------------------------------------------------------
Growth Fund                 Citigroup Inc.            equity        95,617,000
-------------------------------------------------------------------------------
                            J.P. Morgan Chase &       equity        73,780,000
                            Co.
-------------------------------------------------------------------------------
International Fund          Credit Suisse Group AG    equity        18,523,000
                            ---------------------------------------------------
                            UBS AG                    equity        28,861,000
-------------------------------------------------------------------------------
New World Fund              Citigroup Inc.            equity           282,000
-------------------------------------------------------------------------------
Blue Chip Income and        Citigroup Inc.            equity        43,700,000
Growth Fund
                            ---------------------------------------------------
                            J.P. Morgan Chase &       equity        45,246,000
                            Co.
-------------------------------------------------------------------------------
Global Growth and Income    Citigroup Inc.            equity         6,710,000
Fund
                            ---------------------------------------------------
                            J.P. Morgan Chase &       equity        10,247,000
                            Co.
-------------------------------------------------------------------------------
Growth-Income Fund          Citigroup Inc.            equity       186,425,000
                            ---------------------------------------------------
                            J.P. Morgan Chase &       equity       187,853,000
                            Co.
-------------------------------------------------------------------------------
Asset Allocation Fund       Citigroup Inc.            equity        13,420,000
                            ---------------------------------------------------
                            J.P. Morgan Chase &       equity        80,710,000
                            Co.
                            ---------------------------------------------------
                            Citigroup Inc.             debt          9,347,000
                            ---------------------------------------------------
                            Goldman Sachs Group,       debt          2,888,000
                            Inc.
-------------------------------------------------------------------------------
U.S. Government/AAA-Rated   Goldman Sachs Group,       debt          2,879,000
Securities Fund             Inc.
                            ---------------------------------------------------
                            J.P. Morgan Chase &        debt          2,859,000
                            Co.
-------------------------------------------------------------------------------
Bond Fund                   Citigroup Inc.            equity         8,306,000
                            ---------------------------------------------------
                            Citigroup Inc.             debt          2,957,000
                            ---------------------------------------------------
                            J.P. Morgan Chase &        debt          5,327,000
                            Co.
                            ---------------------------------------------------
                            J.P. Morgan Chase &       equity        10,584,000
                            Co.
                            ---------------------------------------------------
                            Lehman Brothers            debt          1,116,000
                            Holdings, Inc.
                            ---------------------------------------------------
                            Morgan Stanley             debt            756,000
-------------------------------------------------------------------------------
Global Bond Fund            Citigroup Inc.             debt            253,000
                            ---------------------------------------------------
                            Goldman Sachs Group,       debt            241,000
                            Inc.
                            ---------------------------------------------------
                            J.P. Morgan Chase &       equity           625,000
                            Co.
                            ---------------------------------------------------
                            Lehman Brothers            debt            183,000
                            Holdings, Inc.
                            ---------------------------------------------------
                            Merrill Lynch & Co.,       debt          2,072,000
                            Inc.
-------------------------------------------------------------------------------
High-Income Bond Fund       Citigroup Inc.            equity         1,543,000
                            ---------------------------------------------------
                            J.P. Morgan Chase &       equity           834,000
                            Co.
                            ---------------------------------------------------
                            Morgan Stanley             debt            504,000
-------------------------------------------------------------------------------

                   American Funds Insurance Series -- Page 60

                        DISCLOSURE OF PORTFOLIO HOLDINGS

The Series' investment adviser, on behalf of the funds, has adopted policies and procedures with respect to the disclosure of information about the funds'
portfolio securities. These policies and procedures have been reviewed by the
Series' board of trustees and compliance will be periodically assessed by the board in connection with reporting from the Series' chief compliance officer.

Under these policies and procedures, each fund's complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be provided to shareholders no earlier than the tenth day after such calendar quarter. In addition, each fund's list of top 10 equity portfolio holdings measured by percentage of net assets invested, dated as of the end of each calendar month, is permitted to be provided to shareholders no earlier than the tenth day after such month. Such portfolio holdings information may then be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is made available to fund shareholders.
Currently, this information is being provided to Lipper, Inc. Morningstar,
Standard & Poor's Fund Services, Overlap, Value Line, Bloomberg, Vickers Stock
Research, Thomson Financial Research, Russell/Mellon Analytical Services and RBC
Dain Rauscher. The Series' custodian, outside counsel and auditor, each of which require such information for legitimate business and fund oversight purposes, may receive such information earlier.

Affiliated persons of the Series, including officers of the Series and employees of the investment adviser and its affiliates, who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to a Code of Ethics, including requirements not to trade in securities based on confidential and proprietary investment information, to maintain the confidentiality of such information, and to preclear securities trades and report securities transactions activity, as applicable. For more information on these restrictions and limitations, please see the "Personal investment policy" section in this statement of additional information and the Code of Ethics. Third party service providers of the Series, as described in this statement of additional information, receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the American Funds website to persons not affiliated with the Series, such persons will be bound

                   American Funds Insurance Series -- Page 61

by agreements (including confidentiality agreements) or fiduciary obligations that restrict and limit their use of the information to legitimate business uses only, and that include the duty not to trade on the information. Neither the
Series nor its investment adviser or any affiliate thereof receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

Subject to Board policies, the authority to disclose a fund's portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the Series' investment adviser. In exercising their authority, the committees determine whether disclosure of information about the funds' portfolio securities is appropriate and in the best interest of Series shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the Code of Ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties (other than to Series service providers for legitimate business and Series oversight purposes) until such holdings have been provided to fund shareholders, helps reduce potential conflicts of interest between Series shareholders and the investment adviser and its affiliates.

                            TAXES AND DISTRIBUTIONS

FUND TAXATION -- Each fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). A
regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the
Code. Each fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances a fund may determine that it is in the interest of shareholders to distribute less than that amount.

To be treated as a regulated investment company under Subchapter M of the Code, each fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of its assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities
(for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses or the securities of certain publicly traded partnerships.

                   American Funds Insurance Series -- Page 62

In addition to the asset diversification and other requirements for qualification as a regulated investment company, the funds are subject to another set of asset diversification requirements applicable to insurance company separate accounts and their underlying funding vehicles. To satisfy these diversification requirements, as of the end of each calendar quarter or within 30 days thereafter, a fund must (a) be qualified as a "regulated investment company"; and (b) have either (i) no more than 55% of the total value of its assets in cash and cash equivalents, government securities and securities of other regulated investment companies; or (ii) no more than 55% of its total assets represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose all securities of the same issuer are considered a single investment, and each agency or instrumentality of the U.S.
government is treated as a separate issuer of securities. The Series intends to comply with these regulations. If a fund should fail to comply with these regulations, Contracts invested in that fund will not be treated as annuity, endowment or life insurance contracts under the Code.

     DIVIDENDS -- Each fund intends to follow the practice of distributing substantially all of its investment company taxable income. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses.

     Under the Code, gains or losses attributable to fluctuations in exchange rates that occur between the time the funds accrue receivables or liabilities denominated in a foreign currency and the time the funds actually collect such receivables, or pay such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as Section 988 gains or losses, may increase or decrease the amount of a fund's investment company taxable income to be distributed to its shareholders as ordinary income.

     If a fund invests in stock of certain passive foreign investment companies, the fund may be subject to U.S. federal income taxation on a portion of any
     "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the fund, other than the taxable year of the excess distribution or disposition, would be taxed to the fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the fund's investment company taxable income and, accordingly, would not be taxable to the fund to the extent distributed by the fund as a dividend to its shareholders.

     To avoid such tax and interest, each fund intends to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss.

                   American Funds Insurance Series -- Page 63

     The funds will be required to distribute any resulting income, even though they have not sold the security and received cash to pay such distributions. Upon disposition of these securities, any gain recognized is treated as ordinary income and loss is treated as ordinary loss to the extent of any prior recognized gain.

     A portion of the difference between the issue price of zero coupon securities and their face value (original issue discount) is considered to be income to the funds each year, even though the funds will not receive cash interest payments from these securities. This original issue discount
     (imputed income) will comprise a part of the investment company taxable income of the funds that must be distributed to shareholders in order to maintain the qualification of the funds as regulated investment companies and to avoid federal income taxation at the level of the funds.

     The price of a bond purchased after its original issuance may reflect market discount which, depending on the particular circumstances, may affect the tax character and amount of income required to be recognized by a fund holding the bond. In determining whether a bond is purchased with market discount, certain de minimis rules apply.

     Dividend and interest income received by the funds from sources outside the
     United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the
     United States, however, may reduce or eliminate these foreign taxes. Some foreign countries impose taxes on capital gains with respect to investments by foreign investors.

     CAPITAL GAIN DISTRIBUTIONS -- The funds also intend to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the funds.

See the applicable Contract prospectus for information regarding the federal income tax treatment of the Contracts and distributions to the separate accounts.

                                PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the
Series or its designee. Orders received by the Series or authorized designee after the time of the determination of the net asset value will be entered at the next calculated offering price.

The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily as of approximately 4:00 p.m. New
York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1:00
p.m., the fund's share price would still be determined as of 4:00 p.m. New York time. The Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good
Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas
Day. Each share class of a fund has a separately calculated net asset value (and share price).

All portfolio securities of funds managed by Capital Research and Management
Company (other than money market funds) are valued, and the net asset values per share for each share class

                   American Funds Insurance Series -- Page 64

are determined, as indicated below. Each fund follows standard industry practice by typically reflecting changes in its holdings of portfolio securities on the first business day following a portfolio trade.

Equity securities, including depositary receipts, are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from one or more independent pricing vendors, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available or at prices for securities of comparable maturity, quality and type. The pricing vendors base bond prices on, among other things, valuation matrices which may incorporate dealer-supplied valuations, electronic data processing techniques and an evaluation of the yield curve as of approximately 3 p.m. New York time.
The fund's investment adviser performs certain checks on these prices prior to calculation of the fund's net asset value.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of each fund's shares into U.S. dollars at the prevailing market rates.

Securities and assets for which representative market quotations are not readily available or are considered unreliable are valued at fair value as determined in good faith under policies approved by the Series' board. Subject to board oversight, the Series' board has delegated the obligation to make fair valuation determinations to a valuation committee established by the Series' investment adviser. The board receives regular reports describing fair-valued securities and the valuation methods used.

The valuation committee has adopted guidelines and procedures (consistent with
SEC rules and guidance) to consider certain relevant principles and factors when making all fair value determinations. As a general principle, securities lacking readily available market quotations are valued in good faith by the valuation committee based upon what a fund might reasonably expect to receive upon their current sale. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred. The valuation committee considers relevant indications of value that are reasonably and timely available to it in determining the "fair value" to be assigned to a particular security such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related

                   American Funds Insurance Series -- Page 65

corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions. The valuation committee employs additional fair value procedures to address issues related to equity holdings of applicable fund portfolios outside the United States. Securities owned by these funds trade in markets that open and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before these fund's net asset values are next determined) which affect the value of portfolio securities, appropriate adjustments from closing market prices may be made to reflect these events. Events of this type could include, for example, earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets).

Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to a fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes.
Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to such share classes.

Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearer cent, is the net asset value per share for that share class.

                              GENERAL INFORMATION

CUSTODIAN OF ASSETS -- Securities and cash owned by all funds, including proceeds from the sale of shares of the funds and of securities in the funds'
portfolios, are held by State Street Bank and Trust Company, One Lincoln Street,
Boston, MA 02111, as Custodian. Non-U.S. securities may be held by the Custodian in non-U.S. banks or securities depositories or foreign branches of U.S. banks.

TRANSFER AGENT -- American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of each insurance company's separate account, processes purchases and redemptions of the funds' shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds
Service Company is located at 6455 Irvine Center Drive, Irvine, CA 92618.
American Funds Service Company was paid a fee of $1,000 for Class 1 shares,
$51,000 for Class 2 shares and $14,000 for Class 3 shares for the 2008 fiscal year.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM -- PricewaterhouseCoopers LLP, 350
South Grand Avenue, Los Angeles, CA 90071, serves as the Series' independent registered public accounting firm providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and
Exchange Commission. The financial statements included in this statement of additional information from the annual report have been audited by
PricewaterhouseCoopers LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The selection of the Series' independent registered public accounting firm is reviewed and determined annually by the board of trustees.

                   American Funds Insurance Series -- Page 66

INDEPENDENT LEGAL COUNSEL -- Paul, Hastings, Janofsky & Walker LLP, 55 Second
Street, 24th Floor, San Francisco, CA 94105, serves as independent legal counsel
("counsel") for the Series and for trustees who are not interested persons (as defined by the 1940 Act) of the Series. Certain legal matters in connection with the shares of beneficial interest offered by the prospectus have been passed upon for the Series by Paul, Hastings, Janofsky & Walker LLP. A determination with respect to the independence of the Series' counsel will be made at least annually by the independent trustees of the Series, as prescribed by the 1940
Act and the related rules.

PROSPECTUSES AND REPORTS TO SHAREHOLDERS -- The Series' fiscal year ends on
December 31. Contract owners are provided updated prospectuses annually and at least semiannually with reports showing the funds' investment portfolios or summary investment portfolios, financial statements and other information. The
Series' annual financial statements are audited by the independent registered public accounting firm of PricewaterhouseCoopers LLP.

Shareholders may also elect to receive updated prospectuses, annual reports and semi-annual reports electronically by signing up for electronic delivery on our website americanfunds.com. Upon electing the electronic delivery of updated prospectuses and other reports, a shareholder will no longer automatically receive such documents in paper form by mail. A shareholder who elects electronic delivery is able to cancel this service at any time and return to receiving updated prospectuses and other reports in paper form by mail.

PERSONAL INVESTING POLICY -- The Series, Capital Research and Management Company
and its affiliated companies have adopted codes of ethics which allow for personal investments, including securities in which the Series may invest from time to time. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel;
a ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.

SHAREHOLDER AND TRUSTEE RESPONSIBILITY -- Under the laws of certain states, including Massachusetts, where the Series was organized, and California, where the Series' principal office is located, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Series. However, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the Series itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Series and provides that notice of the disclaimer may be given in each agreement, obligation, or instrument which is entered into or executed by the Series or Trustees. The
Declaration of Trust provides for indemnification out of Series property of any shareholder personally liable for the obligations of the Series and also provides for the Series to reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

Under the Declaration of Trust, the Trustees or officers are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office. The

                   American Funds Insurance Series -- Page 67

Series will provide indemnification to its Trustees and officers as authorized by its by-laws and by the 1940 Act and the rules and regulations thereunder.

LEGAL PROCEEDINGS -- On February 16, 2005, the NASD (now the Financial Industry
Regulatory Authority, or FINRA) filed an administrative complaint against
American Funds Distributors, Inc. The complaint alleges violations of certain
NASD rules by American Funds Distributors, Inc. with respect to the selection of broker-dealer firms that buy and sell securities for mutual fund investment portfolios. The complaint seeks sanctions, restitution and disgorgement. On
August 30, 2006, a FINRA Hearing Panel ruled against American Funds
Distributors, Inc. and imposed a $5 million fine. On April 30, 2008, FINRA's
National Adjudicatory Council affirmed the decision by FINRA's Hearing Panel.
American Funds Distributors, Inc. has appealed this decision to the Securities and Exchange Commission.

The investment adviser and American Funds Distributors, Inc. believes that the likelihood that this matter could have a material adverse effect on the funds or on the ability of the investment adviser or American Funds Distributors, Inc. to perform their contracts with the funds is remote. In addition, class action lawsuits have been filed in the U.S. District Court, Central District of
California, relating to this and other matters. Although most of the claims in the suit were dismissed with prejudice, an amended complaint relating to management fees has been filed. The investment adviser believes that these suits are without merit and will defend itself vigorously.

REGISTRATION STATEMENT -- A registration statement has been filed with the
Securities and Exchange Commission under the Securities Act of 1933 and the 1940
Act with respect to the Series. The prospectus and this statement of additional information do not contain all information set forth in the registration statement, its amendments and exhibits, to which reference is made for further information concerning the Series. Statements contained in the prospectus and this statement of additional information as to the content of the Contracts issued through the separate accounts and other legal instruments are summaries.
For a complete statement of the terms thereof, reference is made to the registration statements of the separate accounts and Contracts as filed with the
Securities and Exchange Commission.

AUTHORIZED SHARES -- The Series was organized as a Massachusetts business trust which permits each fund of the Series to issue an unlimited number of shares of beneficial interest of one or more classes.

REDEMPTION OF SHARES -- While payment of redemptions normally will be in cash, the series' declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the series' board of trustees. For example, redemptions could be made in this manner if the board determined that making payments wholly in cash over a particular period would be unfair and/or harmful to other series shareholders.

                   American Funds Insurance Series -- Page 68

                                    APPENDIX

The following descriptions of debt security ratings are based on information provided by Moody's Investors Service and Standard & Poor's Corporation.

                          DESCRIPTION OF BOND RATINGS

MOODY'S
LONG-TERM RATING DEFINITIONS

Aaa
Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

NOTE: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                   American Funds Insurance Series -- Page 69

STANDARD & POOR'S
LONG-TERM ISSUE CREDIT RATINGS

AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor's.
The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, AND C
Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated
BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment.

                   American Funds Insurance Series -- Page 70

C
A C rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the C rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument's terms.

D
An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-)
The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

MOODY'S
COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

                   American Funds Insurance Series -- Page 71

STANDARD & POOR'S
COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

A-1
A short-term obligation rated A-1 is rated in the highest category by Standard &
Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated A-3 exhibits adequate protection parameters.
However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                   American Funds Insurance Series -- Page 72

...

[logo – American Funds®]

American Funds Insurance Series®
Global Discovery Fund
Investment portfolio

December 31, 2008

Common stocks — 88.53%	Shares	Value (000)

SOFTWARE & SERVICES — 17.84%
Microsoft Corp.	186,800	$3,631
Yahoo! Inc.[1]	285,000	3,477
Global Payments Inc.	95,000	3,115
Google Inc., Class A1	10,000	3,076
SAP AG2	80,300	2,885
Oracle Corp.[1]	125,000	2,216
MasterCard Inc., Class A	15,000	2,144
Wirecard AG1,2	322,500	1,917
Autodesk, Inc.[1]	60,000	1,179
Tencent Holdings Ltd.[2]	151,600	987
United Internet AG2	108,000	969
eBay Inc.[1]	60,000	838
Moneysupermarket.com Group PLC[2]	235,000	183
		26,617

TECHNOLOGY HARDWARE & EQUIPMENT — 7.91%
Apple Inc.[1]	40,000	3,414
Cisco Systems, Inc.[1]	165,000	2,690
Delta Electronics, Inc.[2]	649,500	1,266
Logitech International SA1	70,000	1,091
EMC Corp.[1]	95,136	996
Avid Technology, Inc.[1]	85,000	927
HOYA CORP.[2]	45,200	783
Advantech Co., Ltd.[2]	430,720	632
		11,799

MEDIA — 7.61%
Time Warner Inc.	245,000	2,465
British Sky Broadcasting Group PLC[2]	305,000	2,146
Vivendi SA2	40,000	1,306
Daily Mail and General Trust PLC, Class A, nonvoting[2]	280,000	1,105
Walt Disney Co.	48,000	1,089
Omnicom Group Inc.	40,000	1,077
Scripps Networks Interactive, Inc., Class A	44,200	972
Grupo Televisa, SAB, ordinary participation certificates (ADR)	44,000	657
CTC Media, Inc.[1]	85,000	408
Next Media Ltd.[2]	1,157,000	135
		11,360

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 7.50%
Teva Pharmaceutical Industries Ltd. (ADR)	122,000	5,194
Novo Nordisk A/S, Class B2	46,000	2,348
Vertex Pharmaceuticals Inc.[1]	50,000	1,519
Richter Gedeon NYRT[2]	5,500	828
Illumina, Inc.[1]	25,000	651
UCB SA2	19,654	642
		11,182

RETAILING — 5.84%
O’Reilly Automotive, Inc.[1]	69,200	2,127
Bed Bath & Beyond Inc.[1]	65,000	1,652
Tractor Supply Co.[1]	45,000	1,626
Best Buy Co., Inc.	43,000	1,209
Lowe’s Companies, Inc.	50,000	1,076
Amazon.com, Inc.[1]	20,000	1,026
		8,716

BANKS — 5.40%
Banco Bradesco SA, preferred nominative	146,500	1,431
M&T Bank Corp.	22,000	1,263
HSBC Holdings PLC (Hong Kong)[2]	110,000	1,056
PT Bank Mandiri (Persero) Tbk[2]	5,000,000	957
BOC Hong Kong (Holdings) Ltd.[2]	760,000	868
Banco Bilbao Vizcaya Argentaria, SA2	45,600	561
Grupo Financiero Banorte, SAB de CV, Series O	280,000	505
BNP Paribas SA2	11,110	470
Banco Santander, SA2	36,947	357
Siam City Bank PCL[1,2]	1,045,000	216
Mizuho Financial Group, Inc.[2]	75	213
Malayan Banking Bhd.[2]	95,625	142
Hypo Real Estate Holding AG2	5,127	23
		8,062

UTILITIES — 4.82%
Xinao Gas Holdings Ltd.[2]	2,610,000	2,775
Iberdrola Renovables, SA Unipersonal[1,2]	550,000	2,384
Veolia Environnement[2]	64,700	2,035
		7,194

HEALTH CARE EQUIPMENT & SERVICES — 4.50%
Inverness Medical Innovations, Inc.[1]	87,000	1,645
American Medical Systems Holdings, Inc.[1]	169,000	1,519
Hologic, Inc.[1]	80,000	1,046
Beckman Coulter, Inc.	20,000	879
Varian Medical Systems, Inc.[1]	23,200	813
Zimmer Holdings, Inc.[1]	20,000	808
		6,710

ENERGY — 4.32%
Schlumberger Ltd.	82,200	3,480
Smith International, Inc.	50,000	1,144
WorleyParsons Ltd.[2]	100,000	1,016
Baker Hughes Inc.	25,000	802
		6,442

COMMERCIAL & PROFESSIONAL SERVICES — 3.83%
Cintas Corp.	85,000	1,975
Randstad Holding NV2	80,000	1,628
Monster Worldwide, Inc.[1]	100,000	1,209
Downer EDI Ltd.[2]	327,173	898
		5,710

TRANSPORTATION — 3.68%
Ryanair Holdings PLC (ADR)[1]	186,400	5,421
Grupo Aeroportuario del Pacífico, SAB de CV, Class B (ADR)	2,700	62
		5,483

TELECOMMUNICATION SERVICES — 3.11%
MTN Group Ltd.[2]	100,000	1,171
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B2	1,574,000	1,029
Philippine Long Distance Telephone Co. (ADR)	9,100	427
Philippine Long Distance Telephone Co.[2]	9,100	419
OJSC Mobile TeleSystems (ADR)	25,000	667
Singapore Telecommunications Ltd.[2]	350,000	625
LG Telecom Ltd.[2]	38,855	305
		4,643

CAPITAL GOODS — 2.74%
Fluor Corp.	40,000	1,795
Max India Ltd.[1,2]	500,000	1,212
Wolseley PLC[2]	160,000	902
Boart Longyear Ltd.[2,3]	1,226,640	176
		4,085

INSURANCE — 2.55%
Sampo Oyj, Class A2	125,000	2,341
China Life Insurance Co. Ltd., Class H2	398,000	1,227
American International Group, Inc.	150,000	235
		3,803

DIVERSIFIED FINANCIALS — 1.28%
State Street Corp.	25,000	983
American Express Co.	50,000	928
		1,911

CONSUMER DURABLES & APPAREL — 1.23%
China Dongxiang (Group) Co., Ltd.[2]	3,760,000	918
GEOX SpA[2]	105,050	646
Burberry Group PLC[2]	84,000	273
		1,837

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.16%
NVIDIA Corp.[1]	145,000	1,170
Siliconware Precision Industries Co., Ltd.[2]	609,647	534
Sunplus Technology Co. Ltd.[2]	62,573	25
		1,729

CONSUMER SERVICES — 0.95%
Las Vegas Sands Corp.[1]	150,000	890
OPAP (Greek Organization of Football Prognostics) SA2	18,490	533
		1,423

FOOD & STAPLES RETAILING — 0.21%
Wal-Mart de México, SAB de CV, Series V	118,600	318

REAL ESTATE — 0.14%
AEON Mall Co., Ltd.[2]	11,000	212

MISCELLANEOUS — 1.91%
Other common stocks in initial period of acquisition		2,854

Total common stocks (cost: $210,703,000)		132,090

		Value
Convertible securities — 0.77%	Shares	(000)

DIVERSIFIED FINANCIALS — 0.75%
Citigroup Inc., Series D, 7.00% noncumulative convertible preferred[2,3]	38,000	$1,117

MISCELLANEOUS — 0.02%
Other convertible securities in initial period of acquisition		25

Total convertible securities (cost: $2,121,000)		1,142

	Principal amount
Short-term securities — 10.04%	(000)

Lowe’s Cos. Inc. 0.35% due 3/16/2009	$3,500	3,491
AT&T Inc. 0.33% due 3/9/2009[4]	2,500	2,499
Freddie Mac 0.90% due 1/14/2009	2,000	1,999
Brown-Forman Corp. 0.65% due 2/11/2009[4]	2,000	1,999
Walt Disney Co. 1.05% due 2/17/2009	1,500	1,499
Jupiter Securitization Co., LLC 0.35% due 1/12/2009[4]	1,400	1,400
Ranger Funding Co. LLC 0.45% due 1/7/2009[4]	1,100	1,100
Caterpillar Financial Services Corp. 0.95% due 1/8/2009	1,000	1,000

Total short-term securities (cost: $14,991,000)		14,987

Total investment securities (cost: $227,815,000)		148,219
Other assets less liabilities		985

Net assets		$149,204
“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $47,396,000, which represented 31.77% of the net assets of the fund.
[3]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date	Cost (000)	Value (000)	Percent of net assets

Boart Longyear Ltd.	4/4/2007	$1,857	$176	.12%
Citigroup Inc., Series D, 7.00% noncumulative convertible preferred	1/15/2008	1,900	$1,117	.75

Total restricted securities		$3,757	$1,293	.87%

[4]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $6,998,000, which represented 4.69% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

Global Growth Fund

Summary investment portfolio, December 31, 2008

Largest individual equity securities	Percent of net assets

Koninklijke KPN	1.98%
Novo Nordisk	1.92
Microsoft	1.90
Samsung Electronics	1.83
General Electric	1.45
Roche	1.36
Nokia	1.33
UCB	1.33
Deutsche Post	1.25
America Movil	1.24

			Percent
		Value	of net
Common stocks - 81.21%	Shares	(000)	assets

Information technology - 15.95%
Microsoft Corp.	3,795,000	$73,775	1.90%
Samsung Electronics Co., Ltd. (1)	196,055	71,053	1.83
Nokia Corp. (1)	1,986,500	30,873
Nokia Corp. (ADR)	1,334,000	20,810	1.33
Cisco Systems, Inc. (2)	2,721,500	44,360	1.15
Oracle Corp. (2)	2,250,000	39,892	1.03
Google Inc., Class A (2)	111,200	34,211	.88
STMicroelectronics NV (1)	4,954,000	33,260	.86
International Business Machines Corp.	350,000	29,456	.76
SAP AG (1)	510,300	18,334
SAP AG (ADR)	200,000	7,244	.66
Other securities		214,598	5.55
		617,866	15.95

Health care - 9.94%
Novo Nordisk A/S, Class B (1)	1,455,200	74,267	1.92
Roche Holding AG (1)	343,500	52,548	1.36
UCB SA (1)	1,575,677	51,453	1.33
Other securities		206,617	5.33
		384,885	9.94

Consumer discretionary - 9.31%
Toyota Motor Corp. (1)	1,132,900	37,001	.96
Honda Motor Co., Ltd. (1)	1,551,800	33,580	.87
Virgin Media Inc. (2)	4,860,000	24,251	.63
Other securities		265,637	6.85
		360,469	9.31

Consumer staples - 8.27%
Unilever NV, depository receipts (1)	1,766,000	42,897	1.11
Avon Products, Inc.	1,521,200	36,554	.94
Anheuser-Busch InBev NV (1)	1,195,424	27,784	.72
Diageo PLC (1)	1,870,000	26,310	.68
Procter & Gamble Co.	135,000	8,346	.22
Other securities		178,433	4.60
		320,324	8.27

Telecommunication services - 7.86%
Koninklijke KPN NV (1)	5,275,830	76,694	1.98
América Móvil, SAB de CV, Series L (ADR)	1,547,000	47,942	1.24
Telefónica, SA (1)	1,670,799	37,545	.97
Vodafone Group PLC (1)	12,887,250	26,240	.68
Qwest Communications International Inc.	7,000,000	25,480	.66
AT&T Inc.	800,000	22,800	.59
Other securities		67,842	1.74
		304,543	7.86

Industrials - 7.71%
General Electric Co.	3,470,455	56,221	1.45
Deutsche Post AG (1)	2,858,700	48,484	1.25
Ryanair Holdings PLC (ADR) (2)	1,111,300	32,317	.84
United Technologies Corp.	492,000	26,371	.68
KBR, Inc.	1,605,000	24,396	.63
Other securities		110,877	2.86
		298,666	7.71

Financials - 6.16%
Macquarie Group Ltd. (1)	2,027,300	42,033	1.09
Allianz SE (1)	292,000	31,397	.81
AXA SA (1)	1,088,000	24,317	.63
JPMorgan Chase & Co.	700,000	22,071	.57
Other securities		118,936	3.06
		238,754	6.16

Energy - 4.67%
TOTAL SA (1)	590,000	32,245	.83
Reliance Industries Ltd. (1)	938,000	23,965	.62
Royal Dutch Shell PLC, Class B (1)	574,666	14,628
Royal Dutch Shell PLC, Class B (ADR)	139,643	7,182	.56
Other securities		102,826	2.66
		180,846	4.67

Utilities - 3.42%
RWE AG (1)	317,500	28,613	.74
GDF Suez (1)	553,000	27,456	.71
Other securities		76,409	1.97
		132,478	3.42

Materials - 3.08%
Sigma-Aldrich Corp.	659,649	27,864	.72
Other securities		91,267	2.36
		119,131	3.08

MISCELLANEOUS - 4.84%
Other common stocks in initial period of acquisition		187,478	4.84

Total common stocks (cost: $4,247,440,000)		3,145,440	81.21

Preferred stocks - 0.05%

Financials - 0.05%
Other Securities		2,111	.05

Total preferred stocks (cost: $2,117,000)		2,111	.05

	Principal amount
Short-term securities - 18.36%	(000)

Federal Home Loan Bank 0.25%-1.00% due 2/9-3/13/2009	$110,300	110,252	2.85
Freddie Mac 0.75%-2.15% due 1/16-2/23/2009	57,065	57,045	1.47
Canada Government 0.50% due 4/6/2009	40,000	39,973	1.03
Procter & Gamble International Funding S.C.A. 1.15%-1.55% due 1/6-1/15/2009 (3)	35,953	35,941	.93
Denmark (Kingdom of) 0.88% due 2/6/2009	32,800	32,770	.85
AT&T Inc. 0.40%-1.15% due 1/7-1/20/2009 (3)	31,700	31,693	.82
Park Avenue Receivables Co., LLC 1.40% due 1/5/2009 (3)	29,300	29,294	.76
BP Capital Markets PLC 0.65%-0.85% due 3/11-4/8/2009 (3)	28,250	28,234	.73
Total Capital Canada Ltd. 0.65%-1.05% due 1/9-2/17/2009 (3)	27,700	27,668	.71
Shell International Finance BV 0.40% due 4/30/2009 (3)	27,100	27,077	.70
Nestlé Capital Corp. 0.65% due 2/10/2009 (3)	24,800	24,778	.64
Rabobank USA Financial Corp. 0.85% due 1/9/2009	24,000	23,995	.62
Calyon North America Inc. 0.93% due 2/27/2009	23,700	23,665	.61
Unilever Capital Corp. 0.40%-0.80% due 4/13-4/21/2009 (3)	12,000	11,986	.31
Other securities		206,646	5.33
Total short-term securities (cost: $710,752,000)		711,017	18.36

Total investment securities (cost: $4,960,309,000)		3,858,568	99.62
Other assets less liabilities		14,829	.38

Net assets		$3,873,397	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio. One of these securities (with a value of $1,360,000, which represented .04% of the net assets of the fund) may be subject to legal or contractual restrictions on resale.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. The value of the fund's affiliated-company holding is included in "Other securities" under its respective industry sector in the preceding summary investment portfolio. Further details on this holding and related transactions during the year ended December 31, 2008, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 12/31/2008 (000)

AMG Advanced Metallurgical Group NV (1) (2)	-	1,600,800	-	1,600,800	-	$15,735

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Miscellaneous" and "Other securities," was $1,905,130,000, which represented 49.18% of the net assets of the fund.

(2) Security did not produce income during the last 12 months.
(3) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $301,763,000, which represented 7.79% of the net assets of the fund.

Key to abbreviation
ADR = American Depositary Receipts

See notes to Financial Statements

Global Growth Fund
Investment portfolio

December 31, 2008

Common stocks — 81.21%	Shares	Value (000)

INFORMATION TECHNOLOGY — 15.95%
Microsoft Corp.	3,795,000	$73,775
Samsung Electronics Co., Ltd.[1]	196,055	71,053
Nokia Corp.[1]	1,986,500	30,873
Nokia Corp. (ADR)	1,334,000	20,810
Cisco Systems, Inc.[2]	2,721,500	44,360
Oracle Corp.[2]	2,250,000	39,892
Google Inc., Class A2	111,200	34,211
STMicroelectronics NV1	4,954,000	33,260
International Business Machines Corp.	350,000	29,456
SAP AG1	510,300	18,334
SAP AG (ADR)	200,000	7,244
ASML Holding NV (New York registered)	1,031,044	18,631
ASML Holding NV1	111,111	1,988
Citizen Holdings Co., Ltd.[1]	5,659,800	20,510
Murata Manufacturing Co., Ltd.[1]	480,600	18,798
Taiwan Semiconductor Manufacturing Co. Ltd.[1]	9,092,214	12,469
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	717,065	5,665
Yahoo! Inc.[2]	1,433,600	17,490
Texas Instruments Inc.	1,050,000	16,296
Intel Corp.	1,058,000	15,510
Hewlett-Packard Co.	415,000	15,060
Canon, Inc.[1]	379,000	11,871
Altera Corp.	550,000	9,190
HTC Corp.[1]	806,000	8,146
Hon Hai Precision Industry Co., Ltd.[1]	3,476,095	6,866
KLA-Tencor Corp.	287,921	6,274
Tyco Electronics Ltd.	366,250	5,937
Agilent Technologies, Inc.[2]	350,000	5,470
LDH Corp.[1,2]	64,000	5,283
EMC Corp.[2]	410,500	4,298
Dell Inc.[2]	400,000	4,096
Venture Corp. Ltd.[1]	1,300,000	3,990
Chartered Semiconductor Manufacturing Ltd[1,2]	6,009,000	760
		617,866

HEALTH CARE — 9.94%
Novo Nordisk A/S, Class B1	1,455,200	74,267
Roche Holding AG1	343,500	52,548
UCB SA1	1,575,677	51,453
Merck & Co., Inc.	679,600	20,660
Bayer AG, non-registered shares[1]	349,300	20,570
UnitedHealth Group Inc.	725,500	19,298
Hospira, Inc.[2]	630,000	16,897
Pharmaceutical Product Development, Inc.	544,350	15,792
Nobel Biocare Holding AG1	714,070	14,536
Aetna Inc.	500,000	14,250
Stryker Corp.	355,000	14,182
Sonic Healthcare Ltd.[1]	1,313,003	13,635
Smith & Nephew PLC[1]	2,052,000	13,168
Shire Ltd. (ADR)	250,000	11,195
Pfizer Inc	600,000	10,626
ResMed Inc[2]	267,000	10,007
RHÖN-KLINIKUM AG, non-registered shares[1]	301,600	7,267
Intuitive Surgical, Inc.[2]	35,700	4,534
		384,885

CONSUMER DISCRETIONARY — 9.31%
Toyota Motor Corp.[1]	1,132,900	37,001
Honda Motor Co., Ltd.[1]	1,551,800	33,580
Virgin Media Inc.[2]	4,860,000	24,251
OPAP (Greek Organization of Football Prognostics) SA1	771,800	22,259
Esprit Holdings Ltd.[1]	3,600,500	20,525
Yamada Denki Co., Ltd.[1]	290,500	20,123
News Corp., Class A	2,083,407	18,938
Yamaha Corp.[1]	1,863,500	17,240
GOME Electrical Appliances Holding Ltd.[1]	154,457,000	16,901
McDonald’s Corp.	250,000	15,548
Yue Yuen Industrial (Holdings) Ltd.[1]	7,700,000	15,260
H & M Hennes & Mauritz AB, Class B1	376,000	14,810
Target Corp.	370,000	12,776
adidas AG1	327,000	12,608
NIKE, Inc., Class B	160,000	8,160
Lagardère Groupe SCA[1]	200,000	8,138
Harman International Industries, Inc.	440,000	7,361
Bosideng International Holdings Ltd.[1]	71,950,000	6,812
Best Buy Co., Inc.	235,000	6,606
Carphone Warehouse Group PLC[1]	4,925,000	6,468
Aristocrat Leisure Ltd.[1]	2,178,931	6,141
Burberry Group PLC[1]	1,870,000	6,066
Carnival Corp., units	225,000	5,472
Suzuki Motor Corp.[1]	313,000	4,318
Nikon Corp.[1]	301,000	3,598
Liberty Media Corp., Liberty Interactive, Series A2	1,036,387	3,234
Kesa Electricals PLC[1]	2,473,400	3,199
Garmin Ltd.	89,500	1,716
Multi Screen Media Private Ltd.[1,2,3]	16,148	1,360
		360,469

CONSUMER STAPLES — 8.27%
Unilever NV, depository receipts[1]	1,766,000	42,897
Avon Products, Inc.	1,521,200	36,554
Anheuser-Busch InBev NV1	1,195,424	27,784
Diageo PLC[1]	1,870,000	26,310
Beiersdorf AG1	386,500	23,050
Pernod Ricard Co.[1]	299,750	22,283
Coca-Cola Co.	360,000	16,297
Cia. de Bebidas das Américas — AmBev, preferred nominative (ADR)	246,000	10,900
Cia. de Bebidas das Américas — AmBev, ordinary nominative (ADR)	44,000	1,595
Woolworths Ltd.[1]	608,483	11,581
PepsiCo, Inc.	200,000	10,954
SABMiller PLC[1]	600,000	10,218
Cosan Ltd., Class A2	2,600,000	8,996
Groupe Danone SA1	145,000	8,773
Procter & Gamble Co.	135,000	8,346
C&C Group PLC[1]	4,000,000	8,119
Nestlé SA1	200,000	7,834
Tesco PLC[1]	1,430,000	7,535
METRO AG1	170,608	6,933
L’Oréal SA1	64,303	5,602
Philip Morris International Inc.	125,000	5,439
Wal-Mart de México, SAB de CV, Series V (ADR)[1]	200,000	5,360
Kimberly-Clark de México, SAB de CV, Class A	1,540,000	5,081
Altria Group, Inc.	125,000	1,883
		320,324

TELECOMMUNICATION SERVICES — 7.86%
Koninklijke KPN NV1	5,275,830	76,694
América Móvil, SAB de CV, Series L (ADR)	1,547,000	47,942
Telefónica, SA1	1,670,799	37,545
Vodafone Group PLC[1]	12,887,250	26,240
Qwest Communications International Inc.	7,000,000	25,480
AT&T Inc.	800,000	22,800
Telekom Austria AG, non-registered shares[1]	1,445,200	20,941
Telecom Italia SpA[1]	6,595,500	10,755
Telecom Italia SpA, nonvoting[1]	6,921,500	7,743
SOFTBANK CORP.[1]	760,000	13,733
NTT DoCoMo, Inc.[1]	5,000	9,835
Telstra Corp. Ltd.[1]	1,770,000	4,835
		304,543

INDUSTRIALS — 7.71%
General Electric Co.	3,470,455	56,221
Deutsche Post AG1	2,858,700	48,484
Ryanair Holdings PLC (ADR)[2]	1,111,300	32,317
United Technologies Corp.	492,000	26,371
KBR, Inc.	1,605,000	24,396
Schneider Electric SA1	244,000	18,271
Vestas Wind Systems A/S1,2	238,870	14,238
Siemens AG1	176,200	13,230
Randstad Holding NV1	517,000	10,522
European Aeronautic Defence and Space Co. EADS NV1	500,000	8,462
Tyco International Ltd.	366,250	7,911
FANUC LTD[1]	100,000	7,096
Michael Page International PLC[1]	1,995,000	6,280
ABB Ltd[1,2]	355,000	5,318
Tata Motors Ltd.[1]	1,535,000	5,129
Macquarie Infrastructure Group[1]	4,000,000	4,894
United Parcel Service, Inc., Class B	75,000	4,137
Finmeccanica SpA[1]	235,000	3,609
ALSTOM SA1	30,066	1,780
		298,666

FINANCIALS — 6.16%
Macquarie Group Ltd.[1]	2,027,300	42,033
Allianz SE1	292,000	31,397
AXA SA1	1,088,000	24,317
JPMorgan Chase & Co.	700,000	22,071
Banco Santander, SA1	1,860,148	17,997
Prudential PLC[1]	2,609,000	16,066
HSBC Holdings PLC (United Kingdom)[1]	1,500,000	14,521
Industrial and Commercial Bank of China Ltd., Class H1	19,500,000	10,364
AFLAC Inc.	215,000	9,856
Mizuho Financial Group, Inc.[1]	3,000	8,510
Türkiye Garanti Bankasi AS1,2	4,800,000	8,242
Société Générale[1]	138,800	7,047
Türkiye Is Bankasi AS, Class C1	2,405,000	6,505
Bumiputra-Commerce Holdings Bhd.[1]	3,750,000	6,405
Erste Bank der oesterreichischen Sparkassen AG1	262,180	6,161
Bank of Nova Scotia	140,000	3,827
Ayala Land, Inc.[1]	19,300,000	2,676
ING Groep NV, depository receipts[1]	72,413	759
		238,754

ENERGY — 4.67%
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	900,000	22,041
Petróleo Brasileiro SA — Petrobras, preferred nominative (ADR)	560,000	11,430
TOTAL SA1	590,000	32,245
Reliance Industries Ltd.[1]	938,000	23,965
Chevron Corp.	300,000	22,191
Royal Dutch Shell PLC, Class B1	574,666	14,628
Royal Dutch Shell PLC, Class B (ADR)	139,643	7,182
Canadian Natural Resources, Ltd.	280,700	11,230
Tenaris SA (ADR)	465,000	9,756
Imperial Oil Ltd.	257,928	8,677
Eni SpA[1]	300,000	7,126
StatoilHydro ASA[1]	366,435	6,075
OAO Gazprom (ADR)[1]	300,000	4,300
		180,846

UTILITIES — 3.42%
RWE AG1	317,500	28,613
GDF Suez[1]	553,000	27,456
Veolia Environnement[1]	598,463	18,829
E.ON AG1	428,400	17,366
CLP Holdings Ltd.[1]	2,430,000	16,523
Public Power Corp. SA1	926,700	14,917
Fortum Oyj[1]	407,462	8,774
		132,478

MATERIALS — 3.08%
Sigma-Aldrich Corp.	659,649	27,864
AMG Advanced Metallurgical Group NV1,2,4	1,600,800	15,735
JSC Uralkali (GDR)[1]	1,226,587	10,987
JSC Uralkali (GDR)[1,5]	160,015	1,433
Potash Corp. of Saskatchewan Inc.	151,000	11,056
Akzo Nobel NV1	258,000	10,666
First Quantum Minerals Ltd.	452,800	6,544
UPM-Kymmene Oyj[1]	490,000	6,228
Cia. Vale do Rio Doce, Class A, preferred nominative (ADR)	580,000	6,177
Weyerhaeuser Co.	200,000	6,122
Holcim Ltd.[1]	100,000	5,722
Nitto Denko Corp.[1]	273,000	5,233
Aracruz Celulose SA, Class B, preferred nominative (ADR)	179,523	2,025
Central African Mining & Exploration Co. PLC[1,2]	57,039,626	1,755
OAO Severstal (GDR)[1]	574,600	1,584
		119,131

MISCELLANEOUS — 4.84%
Other common stocks in initial period of acquisition		187,478

Total common stocks (cost: $4,247,440,000)		3,145,440

Preferred stocks — 0.05%	Shares

FINANCIALS — 0.05%
SMFG Capital USD 3 Ltd. 9.50%[5,6]	2,200,000	2,027
SMFG Capital USD 2 Ltd. 8.75% noncumulative[5]	100,000	84

Total preferred stocks (cost: $2,117,000)		2,111

	Principal amount
Short-term securities — 18.36%	(000)

Federal Home Loan Bank 0.25%–1.00% due 2/9–3/13/2009	$110,300	110,252
Freddie Mac 0.75%–2.15% due 1/16–2/23/2009	57,065	57,045
Canada Government 0.50% due 4/6/2009	40,000	39,973
Procter & Gamble International Funding S.C.A. 1.15%–1.55% due 1/6–1/15/2009[5]	35,953	35,941
Denmark (Kingdom of) 0.88% due 2/6/2009	32,800	32,770
AT&T Inc. 0.40%–1.15% due 1/7–1/20/2009[5]	31,700	31,693
Park Avenue Receivables Co., LLC 1.40% due 1/5/2009[5]	29,300	29,294
BP Capital Markets PLC 0.65%–0.85% due 3/11–4/8/2009[5]	28,250	28,234
Total Capital Canada Ltd. 0.65%–1.05% due 1/9–2/17/2009[5]	27,700	27,668
Shell International Finance BV 0.40% due 4/30/2009[5]	27,100	27,077
Nestlé Capital Corp. 0.65% due 2/10/2009[5]	24,800	24,778
Rabobank USA Financial Corp. 0.85% due 1/9/2009	24,000	23,995
Calyon North America Inc. 0.93% due 2/27/2009	23,700	23,665
Société Générale North America, Inc. 0.11% due 1/2/2009	20,000	20,000
KfW 1.15% due 1/8/2009[5]	20,000	19,995
Export Development Canada 1.05% due 5/8/2009	20,000	19,982
U.S. Treasury Bills 1.89% due 2/19/2009	19,900	19,900
Bank of Nova Scotia 1.25% due 2/11/2009	18,700	18,663
International Bank for Reconstruction and Development 0.75% due 1/20/2009	17,600	17,593
Caisse d’Amortissesment de la Dette Sociale 1.20% due 2/9/2009	16,300	16,264
BASF AG 2.00% due 2/10/2009[5]	15,000	14,969
Fannie Mae 0.20%–0.27% due 2/18–4/15/2009	12,700	12,696
Unilever Capital Corp. 0.40%–0.80% due 4/13–4/21/2009[5]	12,000	11,986
Ranger Funding Co. LLC 0.25% due 1/26/2009[5]	10,900	10,898
Novartis Finance Corp. 0.25% due 2/19/2009[5]	10,300	10,296
General Dynamics Corp. 0.15% due 1/15/2009[5]	9,500	9,499
Thunder Bay Funding, LLC 0.80% due 1/15/2009[5]	8,300	8,297
Private Export Funding Corp. 1.05% due 2/5/2009[5]	5,000	4,995
Emerson Electric Co. 0.25% due 3/17/2009[5]	2,600	2,599

Total short-term securities (cost: $710,752,000)		711,017

Total investment securities (cost: $4,960,309,000)		3,858,568
Other assets less liabilities		14,829

Net assets		$3,873,397

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,”
was $1,905,130,000, which represented 49.18% of the net assets of the fund.
[2]	Security did not produce income during the last 12 months.
[3]
Purchased in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 9/6/2000–4/18/2002 at a cost of $6,378,000) may be subject to legal or contractual restrictions on resale.

[4]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[5]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $301,763,000, which represented 7.79% of the net assets of the fund.

[6]	Coupon rate may change periodically.

Key to abbreviations

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Global Small Capitalization Fund

Summary investment portfolio, December 31, 2008

Largest individual equity securities	Percent of net assets

Jumbo	2.31%
Myriad Genetics	1.87
Xinao Gas Holdings	1.68
Volcano Corp.	1.62
NuVasive	1.23
Masimo	1.13
Kingboard Chemical Holdings	1.01
Fourlis	.96
ABIOMED	.96
Heartland Payment Systems	.85

			Percent
		Value	of net
Common stocks - 81.03%	Shares	(000)	assets

Health care - 15.28%
Myriad Genetics, Inc. (1)	578,800	$38,351	1.87%
Volcano Corp. (1)	2,215,834	33,238	1.62
NuVasive, Inc. (1)	728,200	25,232	1.23
Masimo Corp. (1)	780,000	23,267	1.13
ABIOMED, Inc. (1)	1,195,000	19,622	.96
Illumina, Inc. (1)	663,500	17,284	.84
Applera Corp., Celera Corp. (1)	1,112,500	12,382	.61
Cochlear Ltd. (2)	308,079	12,372	.60
Nakanishi Inc. (2)	188,900	11,932	.58
Integra LifeSciences Holdings Corp. (1)	325,000	11,560	.56
Greatbatch, Inc. (1)	405,200	10,722	.52
Other securities		97,766	4.76
		313,728	15.28

Industrials - 14.77%
International Container Terminal Services, Inc. (2)	47,285,000	12,926	.63
TrueBlue, Inc. (1)	1,297,000	12,412	.60
Hyunjin Materials Co., Ltd. (2)	617,736	11,332	.55
Pfeiffer Vacuum Technology AG (2)	168,000	11,152	.54
Flowserve Corp.	200,000	10,300	.50
TaeWoong Co., Ltd. (2)	165,000	10,211	.50
Other securities		235,070	11.45
		303,403	14.77

Information technology - 14.24%
Kingboard Chemical Holdings Ltd. (2)	11,482,000	20,779	1.01
Heartland Payment Systems, Inc.	1,000,000	17,500	.85
Hittite Microwave Corp. (1)	525,000	15,466	.75
Semtech Corp. (1)	1,170,000	13,186	.64
Intersil Corp., Class A	1,425,000	13,096	.64
Novell, Inc. (1)	3,358,800	13,066	.64
IAC/InterActiveCorp (1)	800,000	12,584	.61
Global Unichip Corp. (2)	3,439,956	12,325	.60
SkillSoft PLC (ADR) (1)	1,550,000	11,067	.54
Ultimate Software Group, Inc. (1)	720,000	10,512	.51
TIBCO Software Inc. (1)	2,005,800	10,410	.51
Other securities		142,457	6.94
		292,448	14.24

Consumer discretionary - 12.66%
Jumbo SA (2) (3)	7,800,170	47,401	2.31
Fourlis (2) (3)	2,804,285	19,641	.96
Lions Gate Entertainment Corp. (1)	2,750,000	15,125	.74
MGM Mirage, Inc. (1)	909,173	12,510	.61
Central European Media Enterprises Ltd., Class A (1)	500,000	10,860	.52
Other securities		154,460	7.52
		259,997	12.66

Financials - 5.27%
First Niagara Financial Group, Inc.	704,800	11,397	.55
Hopewell Holdings Ltd. (2)	3,200,000	10,585	.52
Other securities		86,237	4.20
		108,219	5.27

Materials - 4.25%
European Goldfields Ltd. (1) (2)	4,691,100	11,108	.54
Other securities		76,186	3.71
		87,294	4.25

Utilities - 3.20%
Xinao Gas Holdings Ltd. (2)	32,539,000	34,596	1.68
Manila Electric Co. (2)	11,037,280	12,802	.62
EDF Energies Nouvelles SA (2)	354,250	12,567	.61
Other securities		5,875	.29
		65,840	3.20

Energy - 3.18%
Concho Resources Inc. (1)	649,000	14,810	.72
Heritage Oil Ltd. (1) (2)	4,563,000	13,690	.67
BJ Services Co.	1,010,000	11,787	.57
Other securities		25,007	1.22
		65,294	3.18

Consumer staples - 2.59%
China Agri-Industries Holdings Ltd. (1) (2)	21,558,000	10,849	.53
Other securities		42,388	2.06
		53,237	2.59

Telecommunication services - 0.63%
Other securities		12,915	.63

Miscellaneous - 4.96%
Other common stocks in initial period of acquisition		101,877	4.96

Total common stocks (cost: $2,849,782,000)		1,664,252	81.03

Rights & warrants - 0.02%

Other - 0.02%
Other securities		496	.02

Total rights & warrants (cost: $3,023,000)		496	.02

Convertible securities - 0.10%

Other - 0.10%
Other securities		2,131	.10

Total convertible securities (cost: $4,428,000)		2,131	.10

	Principal
	amount
Short-term securities - 18.16%	(000)
Fannie Mae 0.08%-0.85% due 1/27-7/14/2009	$65,900	65,842	3.20
Freddie Mac 0.24%-0.95% due 1/14-3/23/2009	64,200	64,167	3.13
Federal Home Loan Bank 0.18%-0.60%due 1/28-3/24/2009	60,200	60,177	2.93
Nokia Corp. 0.90%-2.30% due 1/14-1/23/2009 (4)	24,100	24,084	1.17
Total Capital Canada Ltd. 0.25%-0.29% due 2/17-2/18/2009 (4)	23,500	23,474	1.14
Denmark (Kingdom of) 0.50%-0.90% due 2/18-3/12/2009	21,300	21,288	1.04
KfW 0.60% due 1/12/2009 (4)	11,900	11,898	.58
BNP Paribas Finance Inc. 0.44% due 2/27/2009	10,200	10,193	.50
Other securities		91,831	4.47

Total short-term securities (cost: $372,945,000)		372,954	18.16

Total investment securities (cost: $3,230,178,000)		2,039,833	99.31
Other assets less liabilities		13,986	.69

Net assets		$2,053,819	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary portfolio. Some of these securities
(with aggregate value of $14,807,000, which represented .72% of the net assets of the fund) may be subject to legal or contractual restrictions on resale.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. The fund's affiliated holdings listed below are either shown in the preceding summary investment portfolio or included in the value of "Other securities" under their respective industry sectors. Further details on these holdings and related transactions during the year ended December 31, 2008, appear below.

						Value
					Dividend	of affiliates
	Beginning			Ending	income	at 12/31/08
	shares	Additions	Reductions	shares	(000)	(000)

Jumbo SA (2)	3,436,686	4,363,484	-	7,800,170	$2,203	$47,401
Fourlis (2)	2,010,385	793,900	-	2,804,285	1,260	19,641
Allied Gold Ltd. (1) (2)	19,548,500	3,166,774	-	22,715,274	-	6,845
Allied Gold Ltd. (GBP denominated) (1) (2)	-	3,800,000	-	3,800,000	-	1,155
Horizon North Logistics Inc. (1)	-	5,700,000	-	5,700,000	-	4,070
JVM Co., Ltd. (2)	316,500	95,000	-	411,500	51	3,817
Rambler Media Ltd. (1) (2)	718,400	206,494	-	924,894	-	2,829
African Minerals Ltd. (1) (2)	6,905,000	-	-	6,905,000	-	2,020
African Minerals Ltd. (1) (2) (4)	2,480,000	-	-	2,480,000	-	725
Airesis SA (1) (2) (5)	981,036	2,313,115	-	3,294,151	-	2,103
OSIM International Ltd. (1) (2)	28,920,000	-	-	28,920,000	-	1,414
OSIM International Ltd., rights, expire 2008	-	7,230,000	7,230,000	-	-	-
CallWave, Inc. (1)	1,348,700	-	-	1,348,700	-	688
Ondine Biopharma Corp. (1) (4)	2,620,000	-	-	2,620,000	-	108
Ondine Biopharma Corp. (1)	400,000	-	-	400,000	-	16
Ondine Biopharma Corp. (GBP denominated) (1) (2) (4)	490,000	-	-	490,000	-	14
Akeena Solar, Inc. (6)	-	1,625,000	1,625,000	-	-	-
Gemfields Resources PLC (1) (2) (4) (6)	4,816,000	3,333,333	-	8,149,333	-	-
Gemfields Resources PLC (1) (2) (6)	2,000,000	-	-	2,000,000	-	-
Lonrho PLC (1) (2) (6)	20,224,000	13,383,000	-	33,607,000	-	-
S&T Holdings Co. Ltd. (2) (6)	-	580,200	-	580,200	142	-
Southern Pacific Resource Corp. (6)	5,950,000	-	5,950,000	-	-	-
Volcano Corp. (1) (6)	1,625,000	1,285,878	695,044	2,215,834	-	-
					$3,656	$92,846

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
(1) Security did not produce income during the last 12 months.
(2) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities , including those in "Miscellaneous" and "Other securities," was $835,310,000, which represented 40.67% of the net assets of the fund.

(3) Represents an affiliated company as defined under the Investment Company Act of 1940.
(4) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $123,854,000, which represented 6.03% of the net assets of the fund.

(5) This security was an unaffiliated issuer in its initial period of acquisition at 12/31/2007; it was not publicly disclosed.
(6) Unaffiliated issuer at 12/31/2008.

Key to abbreviations
ADR = American Depositary Receipts
GBP = British pounds

See Notes to Financial Statements

Global Small Capitalization Fund
Investment portfolio

December 31, 2008

Common stocks — 81.03%	Shares	Value (000)

HEALTH CARE — 15.28%
Myriad Genetics, Inc.[1]	578,800	$38,351
Volcano Corp.[1]	2,215,834	33,238
NuVasive, Inc.[1]	728,200	25,232
Masimo Corp.[1]	780,000	23,267
ABIOMED, Inc.[1]	1,195,000	19,622
Illumina, Inc.[1]	663,500	17,284
Applera Corp., Celera Corp.[1]	1,112,500	12,382
Cochlear Ltd.[2]	308,079	12,372
Nakanishi Inc.[2]	188,900	11,932
Integra LifeSciences Holdings Corp.[1]	325,000	11,560
Greatbatch, Inc.[1]	405,200	10,722
ResMed Inc[1]	250,000	9,370
Millipore Corp.[1]	175,000	9,016
Gerresheimer AG, non-registered shares[2]	249,612	6,860
Inverness Medical Innovations, Inc.[1]	362,500	6,855
EGIS Nyrt.[2]	126,600	6,729
CardioNet, Inc.[1]	256,000	6,310
DiaSorin SpA[2]	262,800	5,238
Array BioPharma Inc.[1]	1,115,000	4,516
Sonic Healthcare Ltd.[2]	432,860	4,495
Haemonetics Corp.[1]	78,400	4,430
Laboratorios Almirall, SA2	561,400	4,385
ZOLL Medical Corp.[1]	227,100	4,290
American Medical Systems Holdings, Inc.[1]	299,596	2,693
ArthroCare Corp.[1]	562,300	2,682
Beckman Coulter, Inc.	57,500	2,527
AS ONE Corp.[2]	126,500	2,444
Invacare Corp.	140,000	2,173
Simcere Pharmaceutical Group (ADR)[1]	300,000	2,151
Laboratorios Farmacéuticos ROVI, SA2	255,000	2,091
Hologic, Inc.[1]	140,000	1,830
Phase Forward Inc.[1]	140,000	1,753
Sirona Dental Systems, Inc.[1]	96,243	1,011
AtriCure, Inc.[1]	379,900	843
Ipca Laboratories Ltd.[2]	95,000	732
A&D Pharma Holdings NV (GDR)[1,2]	232,200	679
WuXi PharmaTech (Cayman) Inc. (ADR)[1]	69,500	555
QRxPharma Ltd.[1,2]	3,000,000	427
Top Glove Corp. Bhd.[2]	285,540	291
Arpida Ltd.[1,2]	369,967	252
Ondine Biopharma Corp.[1,3,4]	2,620,000	108
Ondine Biopharma Corp.[1,4]	400,000	16
Ondine Biopharma Corp. (GBP denominated)[1,2,3,4]	490,000	14
		313,728

INDUSTRIALS — 14.77%
International Container Terminal Services, Inc.[2]	47,285,000	12,926
TrueBlue, Inc.[1]	1,297,000	12,412
Hyunjin Materials Co., Ltd.[2]	617,736	11,332
Pfeiffer Vacuum Technology AG2	168,000	11,152
Flowserve Corp.	200,000	10,300
TaeWoong Co., Ltd.[2]	165,000	10,211
Monster Worldwide, Inc.[1]	735,000	8,886
GS Engineering & Construction Corp.[2]	175,000	8,310
Prysmian SpA[2]	525,000	8,266
Michael Page International PLC[2]	2,620,000	8,248
Sungkwang Bend Co., Ltd.[2]	748,934	7,636
Herman Miller, Inc.	542,500	7,069
Société BIC SA2	120,000	6,912
Pyeong San Co., Ltd.[1,2]	318,000	6,475
Navigant Consulting, Inc.[1]	400,000	6,348
Container Corp. of India Ltd.[2]	481,526	6,184
TK Corp.[1,2]	330,750	5,917
John Bean Technologies Corp.	714,689	5,839
Aboitiz Equity Ventures, Inc.[2]	48,700,000	5,751
Koninklijke BAM Groep NV2	602,000	5,427
Corrections Corporation of America[1]	330,300	5,404
Downer EDI Ltd.[2]	1,797,509	4,935
Bradken Ltd.[2]	2,445,000	4,806
MSC Industrial Direct Co., Inc., Class A	125,000	4,604
J&P-AVAX SA2	1,406,000	4,473
Hopewell Highway Infrastructure Ltd.[2]	7,896,000	4,404
ALL — América Latina Logística, units	1,000,000	4,323
Textron Inc.	301,400	4,180
Horizon North Logistics Inc.[1,4]	5,700,000	4,070
JVM Co., Ltd.[2,4]	411,500	3,817
Jain Irrigation Systems Ltd.[2]	525,000	3,807
BayWa AG2	101,450	3,678
Dalian Port (PDA) Co. Ltd., Class H2	13,700,000	3,487
Charter International PLC[2]	710,000	3,427
Uponor Oyj[2]	303,000	3,296
Hays PLC[2]	3,180,000	3,243
PRONEXUS INC.[2]	318,000	2,948
Goodpack Ltd.[2]	4,940,000	2,868
Advisory Board Co.[1]	124,304	2,772
Ellaktor SA2	460,000	2,768
S&T Holdings Co. Ltd.[2]	580,200	2,720
SIA Engineering Co. Ltd.[2]	1,929,000	2,708
Beacon Roofing Supply, Inc.[1]	194,600	2,701
Intertek Group PLC[2]	235,000	2,692
Mine Safety Appliances Co.	110,000	2,630
DCC PLC[2]	175,000	2,553
Houston Wire & Cable Co.	267,600	2,491
Danieli & C. Officine Meccaniche SpA, nonconvertible shares[2]	400,000	2,478
BELIMO Holding AG2	3,450	2,430
United Stationers Inc.[1]	70,000	2,344
Kaba Holding AG2	9,500	2,322
Lonrho PLC[1,2]	33,607,000	2,244
S1 Corp.[2]	50,000	2,164
CRA International, Inc.[1]	80,000	2,154
Seco Tools AB, Class B2	275,000	2,122
MISUMI Group Inc.[2]	165,000	1,975
Frigoglass SAIC[2]	408,473	1,955
GfK AG2	62,500	1,931
Watsco, Inc.	48,000	1,843
Geberit AG2	16,500	1,767
Sintex Industries Ltd.[2]	429,100	1,683
Permasteelisa SpA[2]	120,000	1,645
Georg Fischer Ltd[1,2]	7,000	1,598
Aalberts Industries NV2	214,883	1,539
De La Rue PLC[2]	112,179	1,484
Indutrade AB2	168,000	1,441
Trakya Cam Sanayii AS1,2	2,366,730	1,428
American Shipping Co. ASA[1,2]	188,000	892
I. Kloukinas — I. Lappas SA2	403,000	805
G-Shank Enterprise Co., Ltd.[2]	1,958,745	756
Aker Philadelphia Shipyard ASA[2,3]	110,800	621
Northgate PLC[2]	334,246	376
		303,403

INFORMATION TECHNOLOGY — 14.24%
Kingboard Chemical Holdings Ltd.[2]	11,482,000	20,779
Heartland Payment Systems, Inc.	1,000,000	17,500
Hittite Microwave Corp.[1]	525,000	15,466
Semtech Corp.[1]	1,170,000	13,186
Intersil Corp., Class A	1,425,000	13,096
Novell, Inc.[1]	3,358,800	13,066
IAC/InterActiveCorp[1]	800,000	12,584
Global Unichip Corp.[2]	3,439,956	12,325
SkillSoft PLC (ADR)[1]	1,550,000	11,067
Ultimate Software Group, Inc[1]	720,000	10,512
TIBCO Software Inc.[1]	2,005,800	10,410
AAC Acoustic Technologies Holdings Inc.[1,2]	20,577,000	9,281
Autodesk, Inc.[1]	460,000	9,039
ACI Worldwide, Inc.[1]	535,000	8,507
Red Hat, Inc.[1]	637,656	8,430
Delta Electronics (Thailand) PCL[2]	23,250,000	8,253
Perfect World Co., Ltd., Class B (ADR)[1]	445,000	7,676
Halma PLC[2]	2,182,500	6,469
KLA-Tencor Corp.	290,000	6,319
Mentor Graphics Corp.[1]	1,155,000	5,971
Infotech Enterprises Ltd.[2]	2,585,988	5,582
Advantech Co., Ltd.[2]	3,712,535	5,446
DTS, Inc.[1]	264,095	4,846
austriamicrosystems AG, non-registered shares[2]	384,868	4,562
Concur Technologies, Inc.[1]	128,682	4,223
Verifone Holdings, Inc.[1]	775,000	3,798
Kingboard Laminates Holdings Ltd.[2]	15,393,509	3,611
Hana Microelectronics PCL[2]	11,370,000	3,327
SupportSoft, Inc.[1]	1,225,000	2,732
LoopNet, Inc.[1]	400,000	2,728
DemandTec, Inc.[1]	335,000	2,703
Wistron Corp.[2]	3,333,000	2,567
Renishaw PLC[2]	355,000	2,559
Varian Semiconductor Equipment Associates, Inc.[1]	140,800	2,551
Logitech International SA1	150,000	2,337
Stratasys, Inc.[1]	210,000	2,258
Wincor Nixdorf AG2	40,000	1,912
Veeco Instruments Inc.[1]	250,000	1,585
Spectris PLC[2]	200,000	1,566
Tripod Technology Corp.[2]	1,546,752	1,538
Redington (India) Ltd.[2]	587,671	1,432
DFI, Inc.[2]	997,435	1,278
Ono Sokki Co., Ltd.[2]	287,000	1,257
Cyntec Co., Ltd.[2]	1,450,370	1,207
Delta Networks, Inc.[2]	7,000,000	1,096
HSW International, Inc.[1,3]	1,902,173	723
HSW International, Inc.[1,2,3]	674,303	183
Monotype Imaging Holdings Inc.[1]	138,900	806
CallWave, Inc.[1,4]	1,348,700	688
i2 Technologies, Inc.[1]	95,294	609
Kaboose Inc.[1]	1,500,000	431
Rubicon Technology, Inc.[1]	74,500	317
Avid Technology, Inc.[1]	4,922	54
		292,448

CONSUMER DISCRETIONARY — 12.66%
Jumbo SA2,4	7,800,170	47,401
Fourlis[2,4]	2,804,285	19,641
Lions Gate Entertainment Corp.[1]	2,750,000	15,125
MGM Mirage, Inc.[1]	909,173	12,510
Central European Media Enterprises Ltd., Class A1	500,000	10,860
Royal Caribbean Cruises Ltd.	725,000	9,969
Pantaloon Retail (India) Ltd.[2]	2,000,000	9,046
Schibsted ASA[2]	741,000	8,906
Las Vegas Sands Corp.[1]	1,500,000	8,895
Live Nation, Inc.[1]	1,350,000	7,749
Café de Coral Holdings Ltd.[2]	3,800,000	7,717
Blue Nile, Inc.[1]	300,400	7,357
Xinyi Glass Holdings Ltd.[2]	26,900,000	7,274
GEOX SpA[2]	1,145,750	7,046
Integrated Distribution Services Group Ltd.[2]	6,161,000	6,795
Harman International Industries, Inc.	375,000	6,274
Marvel Entertainment, Inc.[1]	200,000	6,150
Tiffany & Co.	252,900	5,976
Cheil Worldwide Inc.[2]	37,100	5,781
Chipotle Mexican Grill, Inc., Class A1	86,689	5,373
CTC Media, Inc.[1]	1,100,000	5,280
Rightmove PLC[2]	1,582,552	4,069
American Axle & Manufacturing Holdings, Inc.	1,260,000	3,641
Life Time Fitness, Inc.[1]	265,000	3,432
Raffles Education Corp. Ltd.[2]	8,200,000	3,250
Titan Industries Ltd.[2]	166,700	3,204
Ekornes ASA[2]	293,100	2,854
Rambler Media Ltd.[1,2,4]	924,894	2,829
Gafisa SA, ordinary nominative	500,000	2,268
Billabong International Ltd.[2]	380,000	2,168
USS Co., Ltd.[2]	37,800	1,996
Timberland Co., Class A1	150,000	1,732
Bloomsbury Publishing PLC[2]	625,000	1,454
OSIM International Ltd.[1,2,4]	28,920,000	1,414
Kuoni Reisen Holding AG, Class B2	3,437	1,160
Beter Bed Holding NV2	82,500	984
Ten Alps PLC[1,2]	2,600,000	967
Next Media Ltd.[2]	4,506,000	525
Phorm, Inc.[1,2]	125,000	516
Gaming VC Holdings SA2	200,000	288
Entertainment Rights PLC[1,2]	8,500,000	85
Mobile Travel Guide, Inc.[1,2,3]	219,739	36
CEC Unet PLC[1,2]	14,911,148	—
		259,997

FINANCIALS — 5.27%
First Niagara Financial Group, Inc.	704,800	11,397
Hopewell Holdings Ltd.[2]	3,200,000	10,585
Redwood Trust, Inc.	400,000	5,964
Portfolio Recovery Associates, Inc.[1]	160,700	5,438
Champion Real Estate Investment Trust[2]	19,418,000	5,231
Central Pattana PCL[2]	11,818,000	4,989
Hargreaves Lansdown PLC[2]	2,108,000	4,979
Dolphin Capital Investors Ltd.[1,2]	7,805,320	4,789
Banco Daycoval SA, preferred nominative	2,085,700	4,779
Asya Katilim Bankasi AS, Class B1,2	5,774,040	4,400
Daegu Bank, Ltd.[2]	790,000	4,307
Azimut Holding SpA[2]	760,000	4,104
Union Bank of the Philippines[2]	7,758,200	3,559
United Bankshares, Inc.	105,000	3,488
eHealth, Inc.[1]	255,000	3,386
Indiabulls Real Estate Ltd.[2]	1,200,000	3,314
Dah Sing Financial Holdings Ltd.[2]	1,200,000	3,099
Banco Cruzeiro do Sol SA, preferred nominative	1,377,100	2,977
Pusan Bank[2]	575,000	2,608
Frasers Commercial Trust[2]	13,607,000	2,236
Airesis SA1,2,4	3,294,151	2,103
Banco Pine SA, preferred nominative	1,200,000	1,863
Gruppo MutuiOnline SpA[2]	475,000	1,837
Robinsons Land Corp., Class B2	13,811,700	1,452
MGIC Investment Corp.	325,000	1,131
Islamic Arab Insurance Co.[1]	5,250,000	1,115
Banco ABC Brasil SA, preferred nominative	364,300	817
TICON Industrial Connection PCL[2]	4,585,000	775
Public Service Properties Investments Ltd.[2]	1,222,000	675
Paraná Banco SA, preferred nominative	382,280	413
Golden Land Property Development PCL, nonvoting depository receipt[2]	5,265,943	327
Banco Patagonia SA, Class B (BDR)	11,400	82
		108,219

MATERIALS — 4.25%

European Goldfields Ltd.[1,2]	4,691,100	11,108
Allied Gold Ltd.[1,2,4]	22,715,274	6,845
Allied Gold Ltd. (GBP denominated)[1,2,4]	3,800,000	1,155
KazakhGold Group Ltd. (GDR)[1,2,5]	1,500,000	5,933
KazakhGold Group Ltd. (GDR)[1,2]	164,402	650
FUCHS PETROLUB AG2	91,000	4,989
Jaguar Mining Inc.[1,3]	952,500	4,878
Rusoro Mining Ltd.[1,3]	6,011,765	3,206
Rusoro Mining Ltd.[1]	1,666,667	889
Prism Cement Ltd.[2]	9,500,000	3,620
Eastern Platinum Ltd.[1]	12,650,000	3,478
Mineral Deposits Ltd.[1,2]	4,731,343	2,363
Mineral Deposits Ltd. (CAD denominated)[1,2]	2,100,000	1,049
Sika AG, non-registered shares[2]	3,900	3,298
Lynas Corp. Ltd.[1,2]	15,117,916	3,053
Major Drilling Group International Inc.	274,800	2,819
African Minerals Ltd.[1,2,4]	6,905,000	2,020
African Minerals Ltd.[1,2,3,4]	2,480,000	725
J.K. Cement Ltd.[2]	2,923,000	2,654
Anadolu Cam Sanayii AS1,2	2,972,448	2,238
Kenmare Resources PLC[1,2]	19,842,759	2,208
Nihon Parkerizing Co., Ltd.[2]	243,000	2,103
Coal of Africa Ltd.[1,2]	2,500,000	1,564
Northern Iron Ltd.[1,2]	2,483,549	1,530
Central African Mining & Exploration Co. PLC[1,2]	49,705,000	1,529
Oxus Gold PLC[1,2]	18,084,300	1,463
Gemfields Resources PLC[1,2,3]	8,149,333	1,067
Gemfields Resources PLC[1,2]	2,000,000	262
Polo Resources Ltd.[1,2]	42,847,500	1,247
Intrepid Potash, Inc.[1]	51,100	1,061
Gem Diamonds Ltd.[1,2]	265,000	994
AMG Advanced Metallurgical Group NV1,2	85,507	841
Mangalam Cement Ltd.[2]	790,000	762
Banro Corp.[1]	698,000	716
Gindalbie Metals Ltd.[1,2]	1,646,980	700
Orsu Metals Corp.[1]	5,882,318	483
Kemira Oyj[2]	49,077	412
Gladstone Pacific Nickel Ltd.[1,2]	1,394,000	345
Mwana Africa PLC[1,2]	6,757,454	332
Chaarat Gold Holdings Ltd.[1,2,3]	1,710,000	224
Hard Creek Nickel Corp.[1,3]	1,997,100	172
Zoloto Resources Ltd.[1]	2,395,200	157
Murchison Metals Ltd.[1,2]	227,027	104
PT Sumalindo Lestari Jaya, Tbk[1,2]	2,967,000	48
		87,294

UTILITIES — 3.20%
Xinao Gas Holdings Ltd.[2]	32,539,000	34,596
Manila Electric Co.[2]	11,037,280	12,802
EDF Energies Nouvelles SA2	354,250	12,567
Energy Development Corp.[2]	56,950,000	2,363
Cascal NV	336,100	1,351
Electricity Generating PCL[2]	550,000	1,109
Glow Energy PCL[2]	1,586,500	1,052
		65,840

ENERGY — 3.18%
Concho Resources Inc.[1]	649,000	14,810
Heritage Oil Ltd.[1,2]	4,563,000	13,690
BJ Services Co.	1,010,000	11,787
Oceaneering International, Inc.[1]	200,000	5,828
Regal Petroleum PLC[1,2]	7,555,500	4,415
KNM Group Bhd.[2]	35,500,000	4,253
OPTI Canada Inc.[1]	2,131,100	3,148
Serica Energy PLC[1,2]	4,667,000	2,115
Oilexco Inc. (GBP denominated)[1,2,3]	1,900,000	558
Oilexco Inc. (GBP denominated)[1,2]	1,755,000	515
Oilexco Inc.[1,3]	985,000	230
Oilexco Inc.[1]	303,900	71
Rex Energy Corp.[1]	434,594	1,278
Bankers Petroleum Ltd.[1,3]	1,000,000	607
Bankers Petroleum Ltd.[1]	695,333	423
Leni Gas & Oil PLC[1,2,3]	25,500,000	725
Timan Oil & Gas PLC[1,2]	5,335,000	368
Mart Resources, Inc.[1,3]	7,875,625	258
Coalcorp Mining Inc.[1]	1,285,715	206
Enterprise Energy Resources Ltd.[1,3]	126,000	9
		65,294

CONSUMER STAPLES — 2.59%
China Agri-Industries Holdings Ltd.[1,2]	21,558,000	10,849
China Green (Holdings) Ltd.[2]	8,796,000	7,031
Andersons, Inc.	400,000	6,592
Kernel Holding SA1,2	1,555,000	6,502
Chattem, Inc.[1]	90,000	6,438
Lakshmi Energy and Foods Ltd.[1,2]	1,497,000	6,073
Hain Celestial Group, Inc.[1]	240,000	4,582
PT Indofood Sukses Makmur Tbk[2]	19,958,500	1,796
Drogasil SA, ordinary nominative	341,900	1,478
Indage Vintners Ltd.[2]	618,483	1,321
Universal Robina Corp.[2]	4,638,400	575
		53,237

TELECOMMUNICATION SERVICES — 0.63%
True Corp. PCL[1,2]	104,000,000	5,545
tw telecom inc.[1]	650,000	5,505
StarHub Ltd[2]	1,372,250	1,865
		12,915

MISCELLANEOUS — 4.96%
Other common stocks in initial period of acquisition		101,877

Total common stocks (cost: $2,849,782,000)		1,664,252

Rights & warrants — 0.02%

MATERIALS — 0.02%
Rusoro Mining Ltd., warrants, expire 2012[1,3]	4,500,000	425
Rusoro Mining Ltd., warrants, expire 2011[1,2]	833,334	—
Rusoro Mining Ltd., warrants, expire 2012[1,2,3]	755,882	—
Hard Creek Nickel Corp., warrants, expire 2010[1,2,3]	998,550	16
		441

INDUSTRIALS — 0.00%
Goodpack Ltd., warrants, expire 2009[1]	617,500	52

ENERGY — 0.00%
Leni Gas & Oil PLC, warrants, expire 2013[1,2,3]	12,750,000	3

Total rights & warrants (cost: $3,023,000)		496

Convertible securities — 0.10%	Principal amount

TELECOMMUNICATION SERVICES — 0.10%
tw telecom inc. 2.375% convertible debentures 2026	$3,300,000	2,112

ENERGY — 0.00%
High Arctic Energy Services Inc. 12.00% convertible debentures 2012[2,3]	$ C2,300,000	19

Total convertible securities (cost: $4,428,000)		2,131

	Principal amount	Value
Short-term securities — 18.16%	(000)	(000)

Fannie Mae 0.08%–0.85% due 1/27–7/14/2009	$65,900	$65,842
Freddie Mac 0.24%–0.95% due 1/14–3/23/2009	64,200	64,167
Federal Home Loan Bank 0.18%–0.60% due 1/28–3/24/2009	60,200	60,177
Nokia Corp. 0.90%–2.30% due 1/14–1/23/2009[5]	24,100	24,084
Total Capital Canada Ltd. 0.25%–0.29% due 2/17–2/18/2009[5]	23,500	23,474
Denmark (Kingdom of) 0.50%–0.90% due 2/18–3/12/2009	21,300	21,288
KfW 0.60% due 1/12/2009[5]	11,900	11,898
BNP Paribas Finance Inc. 0.44% due 2/27/2009	10,200	10,193
Enterprise Funding Co. LLC 1.45% due 1/9/2009[5]	10,000	9,996
Statoil ASA 1.40% due 1/20/2009[5]	10,000	9,992
Shell International Finance BV 0.30% due 4/30/2009[5]	10,000	9,992
Toyota Motor Credit Corp. 1.45% due 1/28/2009	10,000	9,989
Lowe’s Cos. Inc. 0.35% due 3/16/2009	9,000	8,978
AT&T Inc. 0.33% due 3/9/2009[5]	8,600	8,595
Procter & Gamble International Funding S.C.A. 1.15% due 1/12/2009[5]	8,000	7,997
Brown-Forman Corp. 0.65% due 2/11/2009[5]	7,700	7,694
Caterpillar Financial Services Corp. 0.95% due 1/8/2009	7,500	7,498
HSBC Finance Corp. 0.05% due 1/2/2009	6,900	6,900
Jupiter Securitization Co., LLC 0.35% due 1/12/2009[5]	4,200	4,200

Total short-term securities (cost: $372,945,000)		372,954

Total investment securities (cost: $3,230,178,000)		2,039,833
Other assets less liabilities		13,986

Net assets		$2,053,819

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $835,310,000, which represented 40.67%
of the net assets of the fund.
[3]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets

Jaguar Mining Inc.	3/22/2006	$4,293	$4,878	.24%
Rusoro Mining Ltd.	2/23/2007–10/29/2007	14,709	3,206	.16
Rusoro Mining Ltd., warrants, expire 2012	10/29/2007	1,477	425	.02
Rusoro Mining Ltd., warrants, expire 2012	2/23/2007	256	—	—
Gemfields Resources PLC	11/7/2005–6/6/2008	6,715	1,067	.05
HSW International, Inc.	10/2/2007	7,000	723	.03
HSW International, Inc.	12/17/2007	2,076	183	.01
Oilexco Inc. (GBP denominated)	12/15/2005	6,195	558	.03
Oilexco Inc.	12/22/2005–3/7/2007	2,762	230	.01
Leni Gas & Oil PLC	7/28/2008	3,389	725	.04
Leni Gas & Oil PLC, warrants, expire 2013	7/28/2008	681	3	—
African Minerals Ltd.	12/12/2006	5,606	725	.04
Aker Philadelphia Shipyard ASA	12/5/2007	1,161	621	.03
Bankers Petroleum Ltd.	3/8/2005	2,479	607	.03
Mart Resources, Inc.	1/16/2007–9/7/2007	3,509	258	.01
Chaarat Gold Holdings Ltd.	10/30/2007	2,121	224	.01
Hard Creek Nickel Corp.	5/22/2007	3,436	172	.01
Hard Creek Nickel Corp., warrants, expire 2010	5/22/2007	609	16	—
Ondine Biopharma Corp.	6/23/2004–10/25/2006	4,110	108	—
Ondine Biopharma Corp. (GBP denominated)	5/18/2005	766	14	—
Mobile Travel Guide, Inc.	12/17/2007	55	36	—
Enterprise Energy Resources Ltd.	2/6/2007	1,586	9	—
High Arctic Energy Services Inc. 12.00% convertible debentures 2012	11/19/2007	2,370	19	—

Total restricted securities		$77,361	$14,807	.72%

[4]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[5]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $123,854,000, which represented 6.03% of the net assets of the fund.

Key to abbreviations and symbol

ADR = American Depositary Receipts
BDR = Brazilian Depositary Receipts
GDR = Global Depositary Receipts
GBP = British pounds
CAD/C$ = Canadian dollars

Growth Fund

Summary investment portfolio, December 31, 2008

Largest individual equity securities	Percent of net assets

Cisco Systems	2.92%
Google	2.78
Philip Morris International	2.11
Barrick Gold	2.10
Newmont Mining	2.06
Berkshire Hathaway	1.93
Microsoft	1.89
Gilead Sciences	1.84
Roche	1.76
Lowe's	1.70

			Percent
		Value	of net
Common stocks - 87.91%	Shares	(000)	assets

Information technology - 21.13%
Cisco Systems, Inc. (1)	32,915,000	$536,515	2.92%
Google Inc., Class A (1)	1,656,000	509,468	2.78
Microsoft Corp.	17,830,000	346,615	1.89
Nokia Corp. (ADR)	11,830,000	184,548
Nokia Corp. (2)	6,184,000	96,108	1.53
EMC Corp. (1)	17,827,000	186,649	1.02
Yahoo! Inc. (1)	14,365,000	175,253	.96
Lender Processing Services, Inc. (3)	5,785,000	170,368	.93
Oracle Corp. (1)	8,790,540	155,856	.85
International Business Machines Corp.	1,600,000	134,656	.73
Fidelity National Information Services, Inc.	7,190,000	116,981	.64
Samsung Electronics Co., Ltd. (2)	310,000	112,348	.61
Red Hat, Inc. (1)	7,646,624	101,088	.55
Trimble Navigation Ltd. (1)	4,500,000	97,245	.53
Other securities		952,345	5.19
		3,876,043	21.13

Energy - 11.08%
Suncor Energy Inc.	10,886,605	211,925	1.15
Canadian Natural Resources, Ltd.	4,625,700	185,066	1.01
Devon Energy Corp.	1,836,744	120,692	.66
Murphy Oil Corp.	2,698,800	119,692	.65
Noble Energy, Inc.	2,400,000	118,128	.64
Tenaris SA (ADR)	5,245,000	110,040	.60
Petróleo Brasileiro SA - Petrobras, ordinary nominative (ADR)	4,260,000	104,327	.57
Other securities		1,063,817	5.80
		2,033,687	11.08

Consumer discretionary - 10.20%
Lowe's Companies, Inc.	14,526,000	312,599	1.70
Target Corp.	6,090,000	210,288	1.15
Johnson Controls, Inc.	10,949,100	198,836	1.08
Best Buy Co., Inc.	5,780,000	162,476	.89
Other securities		988,113	5.38
		1,872,312	10.20

Health care - 9.83%
Gilead Sciences, Inc. (1)	6,600,000	337,524	1.84
Roche Holding AG (2)	2,115,000	323,548	1.76
Shire Ltd. (ADR)	2,700,000	120,906	.66
Endo Pharmaceuticals Holdings Inc. (1)	4,500,000	116,460	.63
Medtronic, Inc.	3,415,000	107,299	.59
Other securities		797,911	4.35
		1,803,648	9.83

Materials - 8.22%
Barrick Gold Corp.	10,500,000	386,085	2.10
Newmont Mining Corp.	9,305,000	378,713	2.06
Potash Corp. of Saskatchewan Inc.	1,800,000	131,796	.72
Gold Fields Ltd. (2)	10,000,000	99,213	.54
Other securities		512,844	2.80
		1,508,651	8.22

Financials - 8.08%
Berkshire Hathaway Inc., Class A (1)	3,661	353,653	1.93
Wells Fargo & Co.	6,202,196	182,841	.99
White Mountains Insurance Group, Ltd.	389,800	104,119	.57
Marsh & McLennan Companies, Inc.	4,253,600	103,235	.56
Other securities		738,888	4.03
		1,482,736	8.08

Industrials - 7.86%
General Electric Co.	12,240,000	198,288	1.08
Iron Mountain Inc. (1)	7,245,000	179,169	.98
Boeing Co.	3,665,000	156,386	.85
FedEx Corp.	2,080,000	133,432	.73
Other securities		775,543	4.22
		1,442,818	7.86

Consumer staples - 6.03%
Philip Morris International Inc.	8,895,000	387,022	2.11
Coca-Cola Co.	4,515,000	204,394	1.11
Wal-Mart Stores, Inc.	1,826,100	102,371	.56
Altria Group, Inc.	6,605,200	99,474	.54
Other securities		312,623	1.71
		1,105,884	6.03

Telecommunication services - 1.63%
Qwest Communications International Inc.	35,000,000	127,400	.70
Other securities		171,286	.93
		298,686	1.63

Utilities - 1.28%
Other securities		235,598	1.28

MISCELLANEOUS - 2.57%
Other common stocks in initial period of acquisition		471,490	2.57

Total common stocks (cost: $22,674,160,000)		16,131,553	87.91

Bonds, notes & other debt instruments - 0.04%

Financials - 0.04%
Other securities		6,622	.04

Total bonds, notes & other debt instruments (cost: $36,796,000)		6,622	.04

	Principal amount
Short-term securities - 11.01%	(000)

Freddie Mac 0.32%-2.70% due 2/3-9/30/2009	$384,899	384,364	2.09
Federal Home Loan Bank 0.14%-2.55% due 1/9-5/20/2009	274,100	273,898	1.49
Fannie Mae 0.20%-0.85% due 2/24-7/14/2009	219,500	219,228	1.19
Procter & Gamble International Funding S.C.A. 0.40%-1.85% due 1/14-3/27/2009 (4)	108,400	108,319
Procter & Gamble Co. 0.60%-1.55% due 1/14-3/31/2009 (4)	76,000	75,963	1.00
U.S. Treasury Bills 0.21%-1.94% due 1/2-8/27/2009	140,600	140,562	.77
Coca-Cola Co. 2.25%-2.30% due 1/7-1/13/2009 (4)	83,800	83,776	.46
NetJets Inc. 1.00%-1.05% due 1/15-1/16/2009 (4)	42,000	41,968	.23
Other securities		691,482	3.78

Total short-term securities (cost: $2,017,732,000)		2,019,560	11.01

Total investment securities (cost: $24,728,688,000)		18,157,735	98.96
Other assets less liabilities		191,296	1.04

Net assets		$18,349,031	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. The fund's affiliated holdings listed below are either shown in the preceding summary investment portfolio or included in the value of "Other securities" under their respective industry sectors. Further details on these holdings and related transactions during the year ended December 31, 2008, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 12/31/08 (000)

Lender Processing Services, Inc.	-	5,785,000	-	5,785,000	$857	$170,368
Chipotle Mexican Grill, Inc., Class B (1)	1,195,200	-	-	1,195,200	-	68,473
Chipotle Mexican Grill, Inc., Class A (1)	920,000	-	-	920,000	-	57,022
Panalpina Welttransport (Holding) AG (2)	650,000	833,282	-	1,483,282	1,698	82,621
Core Laboratories NV	1,197,700	-	-	1,197,700	1,222	71,694
Graco Inc. (5)	3,000,000	970,647	951,940	3,018,707	2,619	71,634
Digital River, Inc. (1)	2,430,000	195,000	-	2,625,000	-	65,100
Heartland Payment Systems, Inc. (5)	1,400,000	1,026,600	-	2,426,600	758	42,466
Minerals Technologies Inc.	1,000,000	25,000	-	1,025,000	205	41,922
Uranium One Inc. (1)	-	24,544,500	-	24,544,500	-	36,056
KGen Power Corp. (1) (2)	3,166,128	-	-	3,166,128	-	30,870
Blue Nile, Inc. (1)	824,000	219,000	-	1,043,000	-	25,543
Pacific Rubiales Energy Corp. (1)	-	12,550,000	-	12,550,000	-	22,556
DataPath, Inc. (1) (2) (6)	2,819,968	-	-	2,819,968	-	28
Bare Escentuals, Inc. (1) (7)	5,850,000	70,000	1,650,000	4,270,000	-	-
Georgia Gulf Corp. (7)	2,224,000	-	1,114,000	1,110,000	267	-
lululemon athletica inc. (1) (7)	-	4,185,000	-	4,185,000	-	-
Red Hat, Inc. (1) (7)	11,511,000	601,400	4,465,776	7,646,624	-	-
Rosetta Resources Inc. (1) (7)	2,980,000	-	2,068,504	911,496	-	-
					$7,626	$786,353

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Security did not produce income during the last 12 months.
(2) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Other securities," was $1,464,781,000, which represented 7.98% of the net assets of the fund.

(3) Represents an affiliated company as defined under the Investment Company Act of 1940.
(4) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $803,795,000, which represented 4.38% of the net assets of the fund.

(5) This security was an unaffiliated issuer in its initial period of acquisition at 12/31/2007; it was not publicly disclosed.
(6) Purchased in a transaction exempt from registration under the securities Act of 1933. This security (acquired 6/23/2006 at a cost of 31,020,000) may be subject to legal or contractual restrictions on resale. The total value of all such securities, including those in "Other securities," was $105,709,000, which represented .58% of the net assets of the fund.

(7) Unaffiliated issuer at 12/31/2008.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to Financial Statements

Growth Fund
Investment portfolio

December 31, 2008

Common stocks — 87.91%	Shares	Value (000)

INFORMATION TECHNOLOGY — 21.13%
Cisco Systems, Inc.[1]	32,915,000	$536,515
Google Inc., Class A1	1,656,000	509,468
Microsoft Corp.	17,830,000	346,615
Nokia Corp. (ADR)	11,830,000	184,548
Nokia Corp.[2]	6,184,000	96,108
EMC Corp.[1]	17,827,000	186,649
Yahoo! Inc.[1]	14,365,000	175,253
Lender Processing Services, Inc.[3]	5,785,000	170,368
Oracle Corp.[1]	8,790,540	155,856
International Business Machines Corp.	1,600,000	134,656
Fidelity National Information Services, Inc.	7,190,000	116,981
Samsung Electronics Co., Ltd.[2]	310,000	112,348
Red Hat, Inc.[1]	7,646,624	101,088
Trimble Navigation Ltd.[1]	4,500,000	97,245
Paychex, Inc.	3,445,000	90,535
Apple Inc.[1]	1,000,000	85,350
Applied Materials, Inc.	7,545,000	76,431
Texas Instruments Inc.	4,830,000	74,962
QUALCOMM Inc.	2,000,000	71,660
Maxim Integrated Products, Inc.	5,845,000	66,750
Digital River, Inc.[1,3]	2,625,000	65,100
Linear Technology Corp.	2,895,000	64,037
Corning Inc.	5,000,000	47,650
KLA-Tencor Corp.	2,165,000	47,175
Juniper Networks, Inc.[1]	2,500,000	43,775
Heartland Payment Systems, Inc.[3]	2,426,600	42,466
ASML Holding NV2	2,250,000	40,251
SAP AG (ADR)	925,000	33,504
Dell Inc.[1]	3,000,000	30,720
salesforce.com, inc.[1]	760,590	24,347
Comverse Technology, Inc.[1]	2,827,300	17,699
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	1,390,101	10,982
Tyco Electronics Ltd.	649,125	10,522
THQ Inc.[1]	2,005,000	8,401
DataPath, Inc.[1,2,3,4]	2,819,968	28
		3,876,043

ENERGY — 11.08%
Suncor Energy Inc.	10,886,605	211,925
Canadian Natural Resources, Ltd.	4,625,700	185,066
Devon Energy Corp.	1,836,744	120,692
Murphy Oil Corp.	2,698,800	119,692
Noble Energy, Inc.	2,400,000	118,128
Tenaris SA (ADR)	5,245,000	110,040
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	4,260,000	104,327
EOG Resources, Inc.	1,413,928	94,139
BJ Services Co.	7,898,244	92,173
Transocean Inc.[1]	1,714,446	81,008
Schlumberger Ltd.	1,899,600	80,410
Concho Resources Inc.[1,4]	3,321,156	75,789
Core Laboratories NV3	1,197,700	71,694
Diamond Offshore Drilling, Inc.	1,170,000	68,960
Peabody Energy Corp.	2,653,000	60,356
Petro-Canada	2,105,300	46,166
Exxon Mobil Corp.	550,000	43,907
BG Group PLC[2]	3,050,000	42,830
CNX Gas Corp.[1]	1,378,834	37,642
Uranium One Inc.[1,3]	24,544,500	36,056
Arch Coal, Inc.	2,000,000	32,580
Denbury Resources Inc.[1]	2,800,000	30,576
Pacific Rubiales Energy Corp.[1,3]	12,550,000	22,556
OAO Gazprom (ADR)[2]	1,300,000	18,633
Apache Corp.	250,000	18,633
Halliburton Co.	1,012,700	18,411
Hess Corp.	324,000	17,379
Cameco Corp.	1,000,000	17,250
Newfield Exploration Co.[1]	673,508	13,302
Patriot Coal Corp.[1]	2,030,600	12,691
Saipem SpA, Class S2	593,700	9,994
OPTI Canada Inc.[1]	4,439,500	6,558
Rosetta Resources Inc.[1]	911,496	6,453
Quicksilver Resources Inc.[1]	1,120,000	6,238
Energy XXI (Bermuda) Ltd.	1,813,683	1,433
		2,033,687

CONSUMER DISCRETIONARY — 10.20%
Lowe’s Companies, Inc.	14,526,000	312,599
Target Corp.	6,090,000	210,288
Johnson Controls, Inc.	10,949,100	198,836
Best Buy Co., Inc.	5,780,000	162,476
Chipotle Mexican Grill, Inc., Class B1,3	1,195,200	68,473
Chipotle Mexican Grill, Inc., Class A1,3	920,000	57,022
Time Warner Inc.	9,393,000	94,494
News Corp., Class A	9,490,000	86,264
Shaw Communications Inc., Class B, nonvoting	4,500,000	79,560
Starbucks Corp.[1]	6,993,000	66,154
CarMax, Inc.[1]	7,842,500	61,799
International Game Technology	5,043,505	59,967
MGM Mirage, Inc.[1]	3,798,677	52,270
Penn National Gaming, Inc.[1]	2,363,000	50,521
Garmin Ltd.	2,095,862	40,178
Wyndham Worldwide Corp.	5,570,000	36,483
lululemon athletica inc.[1]	4,185,000	33,187
NIKE, Inc., Class B	650,000	33,150
Weight Watchers International, Inc.	1,062,000	31,244
Blue Nile, Inc.[1,3]	1,043,000	25,543
Toyota Motor Corp.[2]	765,000	24,985
Magna International Inc., Class A	725,000	21,699
Harman International Industries, Inc.	1,245,000	20,829
Liberty Media Corp., Liberty Interactive, Series A1	6,255,100	19,516
Melco Crown Entertainment Ltd. (ADR)[1]	4,997,000	15,840
Saks Inc.[1]	2,040,000	8,935
		1,872,312

HEALTH CARE — 9.83%
Gilead Sciences, Inc.[1]	6,600,000	337,524
Roche Holding AG2	2,115,000	323,548
Shire Ltd. (ADR)	2,700,000	120,906
Endo Pharmaceuticals Holdings Inc.[1]	4,500,000	116,460
Medtronic, Inc.	3,415,000	107,299
Amgen Inc.[1]	1,525,197	88,080
Charles River Laboratories International, Inc.[1]	3,135,000	82,137
Hologic, Inc.[1]	6,085,000	79,531
C. R. Bard, Inc.	800,000	67,408
Hospira, Inc.[1]	2,400,000	64,368
Intuitive Surgical, Inc.[1]	500,000	63,495
Stryker Corp.	1,335,955	53,371
Covance Inc.[1]	870,000	40,046
Onyx Pharmaceuticals, Inc.[1]	1,000,000	34,160
Merck & Co., Inc.	1,112,746	33,828
Celgene Corp.[1]	600,000	33,168
Vertex Pharmaceuticals Inc.[1]	1,000,000	30,380
McKesson Corp.	665,000	25,756
Boston Scientific Corp.[1]	3,200,000	24,768
Cardinal Health, Inc.	700,000	24,129
Schering-Plough Corp.	1,379,900	23,500
Allergan, Inc.	320,000	12,902
Abraxis BioScience, Inc.[1]	166,975	11,007
Aveta Inc.[1,2,4]	3,918,000	5,877
		1,803,648

MATERIALS — 8.22%
Barrick Gold Corp.	10,500,000	386,085
Newmont Mining Corp.	9,305,000	378,713
Potash Corp. of Saskatchewan Inc.	1,800,000	131,796
Gold Fields Ltd.[2]	10,000,000	99,213
Rio Tinto PLC[2]	4,334,233	94,983
Newcrest Mining Ltd.[2]	3,707,999	89,709
Shin-Etsu Chemical Co., Ltd.[2]	1,835,000	83,979
Freeport-McMoRan Copper & Gold Inc.	3,304,500	80,762
CRH PLC[2]	1,793,530	45,377
Minerals Technologies Inc.[3]	1,025,000	41,922
Syngenta AG2	201,466	38,788
Cia. Vale do Rio Doce, Class A, preferred nominative (ADR)	3,000,000	31,950
Buzzi Unicem SpA, nonconvertible shares[2]	449,426	4,186
Georgia Gulf Corp.	1,110,000	1,188
		1,508,651

FINANCIALS — 8.08%
Berkshire Hathaway Inc., Class A1	3,661	353,653
Wells Fargo & Co.	6,202,196	182,841
White Mountains Insurance Group, Ltd.	389,800	104,119
Marsh & McLennan Companies, Inc.	4,253,600	103,235
Citigroup Inc.	14,250,000	95,617
Bank of America Corp.	5,500,000	77,440
JPMorgan Chase & Co.	2,340,000	73,780
Wachovia Corp.	12,500,000	69,250
Onex Corp.	4,600,500	68,677
American Express Co.	2,900,000	53,795
T. Rowe Price Group, Inc.	1,500,000	53,160
State Street Corp.	1,285,000	50,539
PNC Financial Services Group, Inc.	982,200	48,128
National City Corp.[4]	8,750,000	15,837
National City Corp.	8,349,000	15,112
AMP Ltd.[2]	7,860,210	30,481
M&T Bank Corp.	500,000	28,705
Zions Bancorporation	1,146,000	28,088
Bank of Ireland[2]	9,096,177	10,745
American International Group, Inc.	6,750,000	10,598
PMI Group, Inc.	2,000,000	3,900
MGIC Investment Corp.	1,000,000	3,480
Thornburg Mortgage, Inc.[1,4]	10,038,514	1,556
		1,482,736

INDUSTRIALS — 7.86%
General Electric Co.	12,240,000	198,288
Iron Mountain Inc.[1]	7,245,000	179,169
Boeing Co.	3,665,000	156,386
FedEx Corp.	2,080,000	133,432
Lockheed Martin Corp.	1,150,000	96,692
Panalpina Welttransport (Holding) AG2,3	1,483,282	82,621
KBR, Inc.	5,397,130	82,036
General Dynamics Corp.	1,300,000	74,867
Graco Inc.[3]	3,018,707	71,634
First Solar, Inc.[1]	500,000	68,980
Roper Industries, Inc.	1,540,000	66,851
Northrop Grumman Corp.	1,150,000	51,796
MSC Industrial Direct Co., Inc., Class A	1,000,000	36,830
Joy Global Inc.	1,400,000	32,046
United Parcel Service, Inc., Class B	500,000	27,580
Actuant Corp., Class A	1,300,000	24,726
Tyco International Ltd.	699,125	15,101
Grafton Group PLC, units[1,2]	4,200,000	13,601
Raytheon Co.	246,000	12,556
Kingspan Group PLC[2]	2,800,000	12,237
Brady Corp., Class A	225,000	5,389
		1,442,818

CONSUMER STAPLES — 6.03%
Philip Morris International Inc.	8,895,000	387,022
Coca-Cola Co.	4,515,000	204,394
Wal-Mart Stores, Inc.	1,826,100	102,371
Altria Group, Inc.	6,605,200	99,474
Bunge Ltd.	1,343,600	69,558
Walgreen Co.	2,520,000	62,169
Constellation Brands, Inc., Class A1	2,624,000	41,381
Diageo PLC[2]	2,650,000	37,285
SYSCO Corp.	1,400,000	32,116
Bare Escentuals, Inc.[1]	4,270,000	22,332
Cosan Ltd., Class A1	6,153,000	21,289
Avon Products, Inc.	775,000	18,623
Estée Lauder Companies Inc., Class A	254,200	7,870
		1,105,884

TELECOMMUNICATION SERVICES — 1.63%
Qwest Communications International Inc.	35,000,000	127,400
Telefónica, SA2	2,930,000	65,840
Telephone and Data Systems, Inc., Special Common Shares	1,190,000	33,439
KDDI Corp.[2]	4,490	31,909
Sprint Nextel Corp., Series 1[1]	15,500,000	28,365
SOFTBANK CORP.[2]	649,300	11,733
		298,686

UTILITIES — 1.28%
Allegheny Energy, Inc.	1,870,284	63,328
Reliant Energy, Inc.[1]	5,696,500	32,926
Edison International	1,000,000	32,120
KGen Power Corp.[1,2,3]	3,166,128	30,870
NRG Energy, Inc.[1]	1,300,000	30,329
Dynegy Inc., Class A1	13,900,000	27,800
Mirant Corp.[1]	965,834	18,225
		235,598

MISCELLANEOUS — 2.57%
Other common stocks in initial period of acquisition		471,490

Total common stocks (cost: $22,674,160,000)		16,131,553

	Principal amount
Bonds, notes & other debt instruments — 0.04%	(000)

FINANCIALS — 0.04%
Thornburg Mortgage, Inc. 18.00% 2015[2,4]	$38,571	6,075
Thornburg Mortgage, Inc. 18.00% 2015[2,4,5]	3,471	547

Total bonds, notes & other debt instruments (cost: $36,796,000)		6,622

Short-term securities — 11.01%

Freddie Mac 0.32%–2.70% due 2/3–9/30/2009	384,899	384,364
Federal Home Loan Bank 0.14%–2.55% due 1/9–5/20/2009	274,100	273,898
Fannie Mae 0.20%–0.85% due 2/24–7/14/2009	219,500	219,228
Procter & Gamble International Funding S.C.A. 0.40%–1.85% due 1/14–3/27/2009[6]	108,400	108,319
Procter & Gamble Co. 0.60%–1.55% due 1/8–3/31/2009[6]	76,000	75,963
U.S. Treasury Bills 0.21%–0.94% due 1/2–8/27/2009	140,600	140,562
Coca-Cola Co. 2.25%–2.30% due 1/7–1/13/2009[6]	83,800	83,776
Hewlett-Packard Co. 0.12%–2.20% due 2/4–2/12/2009[6]	69,275	69,228
Ranger Funding Co. LLC 1.45% due 1/9/2009[6]	45,000	44,984
Enterprise Funding Co. LLC 1.00% due 2/24/2009[6]	20,000	19,956
Eli Lilly and Co. 1.35% due 1/12–1/14/2009[6]	61,600	61,565
Park Avenue Receivables Co., LLC 0.60%–1.05% due 1/14–3/9/2009[6]	37,000	36,991
Jupiter Securitization Co., LLC 0.70% due 3/3/2009[6]	23,470	23,415
Medtronic Inc. 0.27%–0.30% due 1/14–1/22/2009[6]	51,100	51,093
Walt Disney Co. 1.70% due 1/26/2009	51,100	51,048
Illinois Tool Works Inc. 1.15%–1.80% due 1/6–2/2/2009	50,107	50,077
NetJets Inc. 1.00%–1.05% due 1/15–1/16/2009[6]	42,000	41,968
International Bank for Reconstruction and Development 0.30%–1.15% due 2/20–4/14/2009	40,200	40,169
Ciesco LLC 1.55% due 1/22/2009[6]	36,500	36,447
Wal-Mart Stores Inc. 0.25% due 6/16/2009[6]	27,900	27,868
Genentech, Inc. 0.55% due 1/21/2009[6]	25,000	24,992
Johnson & Johnson 0.75% due 2/27/2009[6]	25,000	24,992
Merck & Co. Inc. 1.15% due 1/20/2009	23,600	23,585
Honeywell International Inc. 1.15% due 2/11/2009[6]	20,997	20,973
Chevron Corp. 1.00% due 1/21/2009	20,000	19,986
AT&T Inc. 1.25% due 1/29/2009[6]	20,000	19,980
Brown-Forman Corp. 0.65% due 2/11/2009[6]	16,300	16,288
Walgreen & Co. 0.25% due 1/30/2009[6]	15,000	14,997
Becton, Dickinson and Co. 0.25% due 1/22/2009	12,850	12,848

Total short-term securities (cost: $2,017,732,000)		2,019,560

Total investment securities (cost: $24,728,688,000)		18,157,735
Other assets less liabilities		191,296

Net assets		$18,349,031

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,464,781,000, which represented 7.98% of the net assets of the fund.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets

Concho Resources Inc.	7/21/2008	$100,000	$75,789	.41%
National City Corp.	4/21/2008	43,750	15,837	.09
Thornburg Mortgage, Inc. 18.00% 2015	3/28/2008	33,286	6,075	.04
Thornburg Mortgage, Inc.	5/6/2008–12/18/2008	6,665	1,556	.01
Thornburg Mortgage, Inc. 18.00% 2015	10/1/2008	3,509	547	.00
Aveta Inc.	12/21/2005	52,893	5,877	.03
DataPath, Inc.	6/23/2006	31,020	28	.00

Total restricted securities		$271,123	$105,709	.58%

[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[6]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $803,795,000, which represented 4.38% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

International Fund
Investment portfolio

December 31, 2008

Common stocks — 86.04%	Shares	Value (000)

HEALTH CARE — 17.07%
Bayer AG, non-registered shares[1]	5,025,023	$295,926
Roche Holding AG1	1,698,768	259,874
Teva Pharmaceutical Industries Ltd. (ADR)	5,224,000	222,386
Novartis AG1	1,930,000	96,101
Merck KGaA[1]	972,655	88,651
Richter Gedeon NYRT[1]	307,000	46,244
Terumo Corp.[1]	540,900	25,275
Nobel Biocare Holding AG1	1,211,547	24,663
EGIS Nyrt.[1]	389,200	20,688
OJSC Pharmstandard (GDR)[1,2]	1,280,000	13,555
OJSC Pharmstandard (GDR)[1,2,3]	307,300	3,254
Smith & Nephew PLC[1]	2,393,000	15,357
UCB SA1	470,000	15,348
Shionogi & Co., Ltd.[1]	593,000	15,198
Daiichi Sankyo Co., Ltd.[1]	529,600	12,561
Straumann Holding AG1	55,000	9,627
		1,164,708

FINANCIALS — 12.99%
Mitsubishi Estate Co., Ltd.[1]	4,850,000	79,806
Unibanco-União de Bancos Brasileiros SA, units (GDR)	1,165,000	75,282
QBE Insurance Group Ltd.[1]	3,921,273	72,711
AXA SA1	3,126,611	69,880
HSBC Holdings PLC (Hong Kong)[1]	6,277,600	60,265
HSBC Holdings PLC (United Kingdom)[1]	767,460	7,430
Banco Santander, SA1	6,979,231	67,525
UniCredit SpA[1]	18,534,000	46,256
Commerzbank AG1	4,116,495	39,337
Banco Bilbao Vizcaya Argentaria, SA1	2,553,500	31,411
Ping An Insurance (Group) Co. of China, Ltd., Class H1	5,906,000	28,864
UBS AG1,2	2,002,308	28,861
Erste Bank der oesterreichischen Sparkassen AG1	1,191,837	28,009
Skandinaviska Enskilda Banken AB, Class A1	3,410,784	27,616
Sun Hung Kai Properties Ltd.[1]	3,026,000	25,446
Ayala Land, Inc.[1]	182,465,000	25,301
BNP Paribas SA1	496,000	20,996
Credit Suisse Group AG1	680,000	18,523
Globe Trade Center SA1,2	3,541,195	18,313
Sampo Oyj, Class A1	941,723	17,634
Banco do Brasil SA, ordinary nominative	2,445,000	15,517
Société Générale[1]	238,750	12,122
Standard Chartered PLC[1]	899,975	11,636
GuangZhou R&F Properties Co., Ltd., Class H1	9,460,000	10,575
Admiral Group PLC[1]	787,000	10,514
Shinhan Financial Group Co., Ltd.[1]	332,300	7,681
ICICI Bank Ltd.[1]	559,400	5,241
Shui On Land Ltd.[1]	16,000,000	5,111
DnB NOR ASA[1]	1,217,800	4,896
AMP Ltd.[1]	1,117,151	4,332
Kerry Properties Ltd.[1]	1,165,680	3,138
Prudential PLC[1]	420,000	2,586
Orco Property Group SA1	266,356	2,443
United Overseas Bank Ltd.[1]	131,000	1,187
Fortis SA/NV1,2	1,950,000	—
		886,445

TELECOMMUNICATION SERVICES — 10.29%
MTN Group Ltd.[1]	12,800,199	149,914
América Móvil, SAB de CV, Series L (ADR)	4,251,500	131,754
France Télécom SA1	2,925,000	82,019
Philippine Long Distance Telephone Co.[1]	809,800	37,303
Philippine Long Distance Telephone Co. (ADR)	340,000	15,963
NTT DoCoMo, Inc.[1]	26,000	51,141
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B1	77,865,500	50,878
Bharti Airtel Ltd.[1,2]	2,493,900	36,947
Koninklijke KPN NV1	2,482,300	36,085
Singapore Telecommunications Ltd.[1]	14,458,330	25,831
Vodafone Group PLC[1]	11,771,250	23,968
Telenor ASA[1]	3,068,624	20,669
KDDI Corp.[1]	2,130	15,137
Orascom Telecom Holding SAE (GDR)[1]	462,982	12,661
Telekom Austria AG, non-registered shares[1]	583,453	8,454
Joint-Stock Financial Corp. Sistema (GDR)[1]	642,000	3,543
Bayan Telecommunications, Inc., Class A1,2,4	43,010	0
Bayan Telecommunications, Inc., Class B1,2,4	14,199	0
		702,267

CONSUMER DISCRETIONARY — 9.61%
Industria de Diseno Textil, SA1	3,106,000	137,630
Esprit Holdings Ltd.[1]	14,785,900	84,287
JCDecaux SA1	3,470,802	59,907
Marks and Spencer Group PLC[1]	14,618,000	46,017
Fiat SpA[1]	6,920,000	45,231
China Dongxiang (Group) Co., Ltd.[1]	165,628,000	40,454
Daimler AG1	997,000	37,976
Burberry Group PLC[1]	11,521,100	37,373
H & M Hennes & Mauritz AB, Class B1	774,000	30,486
Kingfisher PLC[1]	9,530,000	18,851
Porsche Automobil Holding SE, nonvoting preferred[1]	213,751	16,694
AB Electrolux, Series B1	1,750,000	15,172
Honda Motor Co., Ltd.[1]	691,000	14,953
Kesa Electricals PLC[1]	9,575,630	12,384
OPAP (Greek Organization of Football Prognostics) SA1	429,330	12,382
Renault SA1	419,000	10,956
Carnival PLC[1]	485,000	10,688
Techtronic Industries Co. Ltd.[1]	39,690,000	7,979
Multi Screen Media Private Ltd.[1,2,4]	82,217	6,923
British Sky Broadcasting Group PLC[1]	972,500	6,844
Li & Fung Ltd.[1]	1,152,000	1,988
Shangri-La Asia Ltd.[1]	240,000	277
		655,452

ENERGY — 8.24%
OAO Gazprom (ADR)[1]	10,348,300	148,322
China National Offshore Oil Corp.[1]	109,835,000	104,383
Aker Solutions ASA[1]	7,945,000	52,866
Woodside Petroleum Ltd.[1]	1,683,000	44,306
Eni SpA[1]	1,725,000	40,977
Sasol Ltd.[1]	1,165,820	35,251
Reliance Industries Ltd.[1]	1,221,000	31,195
Royal Dutch Shell PLC, Class B1	782,719	19,924
Royal Dutch Shell PLC, Class A1	372,000	9,720
Canadian Natural Resources, Ltd.	740,000	29,606
Oil & Natural Gas Corp. Ltd.[1]	1,743,000	24,053
TOTAL SA1	256,000	13,991
StatoilHydro ASA[1]	431,100	7,147
		561,741

INDUSTRIALS — 7.63%
Siemens AG1	1,411,000	105,947
Ryanair Holdings PLC (ADR)[2]	3,311,400	96,295
SMC Corp.[1]	831,200	84,853
Schneider Electric SA1	540,000	40,436
Samsung Engineering Co., Ltd.[1]	1,105,000	39,219
Wolseley PLC[1]	5,953,000	33,571
Sandvik AB1	4,875,000	31,218
ASSA ABLOY AB, Class B1	2,419,000	27,666
Atlas Copco AB, Class A1	2,335,700	20,266
Vallourec SA1	150,000	17,103
Kingspan Group PLC[1]	2,154,426	9,416
FANUC LTD[1]	130,100	9,232
AB Volvo, Class B1	965,000	5,375
		520,597

INFORMATION TECHNOLOGY — 7.12%
Murata Manufacturing Co., Ltd.[1]	1,737,500	67,960
Taiwan Semiconductor Manufacturing Co. Ltd.[1]	27,583,065	37,826
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	1,898,236	14,996
HOYA CORP.[1]	2,864,800	49,657
HTC Corp.[1]	4,667,500	47,173
SAP AG1	1,045,000	37,545
Canon, Inc.[1]	1,053,100	32,986
Lenovo Group Ltd.[1]	118,836,000	32,614
Delta Electronics, Inc.[1]	15,270,458	29,774
Redecard SA, ordinary nominative	2,605,000	28,944
Mediatek Incorporation[1]	3,490,317	23,623
Rohm Co., Ltd.[1]	456,100	22,980
Hirose Electric Co., Ltd.[1]	217,300	21,891
Ibiden Co., Ltd.[1]	1,000,000	20,569
Toshiba Corp.[1]	2,280,000	9,367
Samsung Electronics Co., Ltd.[1]	19,000	6,886
Hon Hai Precision Industry Co., Ltd.[1]	583,759	1,153
		485,944

CONSUMER STAPLES — 4.73%
L’Oréal SA1	1,536,011	133,805
Nestlé SA1	2,118,800	82,989
Anheuser-Busch InBev NV, nonvoting[1]	1,933,414	44,936
Groupe Danone SA1	424,800	25,702
Koninklijke Ahold NV1	1,308,000	16,116
Tesco PLC[1]	1,923,357	10,135
SABMiller PLC[1]	379,600	6,465
ITC Ltd.[1]	582,436	2,075
Wal-Mart de México, SAB de CV, Series V	100,240	269
		322,492

MATERIALS — 2.97%
Linde AG1	552,500	46,870
JSR Corp.[1]	4,100,600	46,050
JSC Uralkali (GDR)[1]	2,520,760	22,579
JSC Uralkali (GDR)[1,3]	521,427	4,670
ArcelorMittal[1]	1,065,000	25,792
POSCO[1]	78,956	23,278
L’Air Liquide SA, non-registered shares[1]	174,240	15,982
CRH PLC[1]	377,897	9,561
Nitto Denko Corp.[1]	409,000	7,840
		202,622

UTILITIES — 1.67%
GDF Suez[1]	1,059,589	52,608
RWE AG1	534,000	48,124
E.ON AG1	197,300	7,998
SUEZ Environnement Co.[1,2]	315,250	5,329
		114,059

MISCELLANEOUS — 3.72%
Other common stocks in initial period of acquisition		253,476

Total common stocks (cost: $7,983,909,000)		5,869,803

	Principal amount
Short-term securities — 13.20%	(000)

Freddie Mac 0.45%–2.65% due 1/6–5/21/2009	$212,000	211,840
Federal Home Loan Bank 0.15%–2.10% due 1/16–3/16/2009	90,500	90,456
Caisse d’Amortissement de la Dette Sociale 0.25%–0.75% due 2/9–3/2/2009	75,000	74,846
Park Avenue Receivables Co., LLC 1.40% due 1/5/2009[3]	50,500	50,490
Nestlé Capital Corp. 0.65% due 2/10/2009[3]	50,000	49,956
Shell International Finance BV 0.40%–2.15% due 2/3–4/30/2009[3]	45,200	45,157
Denmark (Kingdom of) 0.55%–0.88% due 2/6–2/9/2009	43,300	43,268
Unilever Capital Corp. 0.55%–0.80% due 2/23–4/13/2009[3]	41,400	41,361
Hewlett-Packard Co. 0.60% due 3/2/2009[3]	35,000	34,979
KfW 1.15% due 1/8/2009[3]	30,000	29,992
Enterprise Funding Co. LLC 1.40% due 1/9/2009[3]	12,900	12,895
Ranger Funding Co. LLC 0.25%–0.45% due 1/7–1/26/2009[3]	16,700	16,697
BASF AG 2.05% due 2/20/2009[3]	25,000	24,957
European Investment Bank 1.30% due 3/3/2009	25,000	24,955
Siemens Capital Co. LLC 0.30%–0.70% due 1/13–2/13/2009[3]	24,000	23,992
BMW U.S. Capital LLC 2.10% due 1/6/2009[3]	20,100	20,092
Fannie Mae 0.20% due 2/18/2009	16,300	16,296
HSBC Finance Corp. 0.50% due 1/2/2009	15,000	15,000
AT&T Inc. 0.35% due 1/20/2009[3]	15,000	14,997
Chevron Funding Corp. 0.25% due 2/5/2009	15,000	14,996
Calyon North America Inc. 0.93% due 2/27/2009	14,600	14,578
Microsoft Corp. 0.30% due 3/13/2009[3]	9,900	9,895
Caterpillar Financial Services Corp. 0.40% due 2/4/2009	6,800	6,797
Brown-Forman Corp. 1.20% due 2/3/2009[3]	4,800	4,795
General Dynamics Corp. 0.15% due 1/15/2009[3]	3,300	3,300
Pfizer Inc 1.30% due 3/13/2009[3]	2,600	2,599
Procter & Gamble International Funding S.C.A. 0.35% due 3/6/2009[3]	1,100	1,100

Total short-term securities (cost: $900,064,000)		900,286

Total investment securities (cost: $8,883,973,000)		6,770,089
Other assets less liabilities		51,944

Net assets		$6,822,033

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,”
was $5,219,346,000, which represented 76.51% of the net assets of the fund.
[2]	Security did not produce income during the last 12 months.
[3]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $395,178,000, which represented 5.79% of the net assets of the fund.

[4]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition dates	Cost (000)	Value (000)	Percent of net assets

Multi Screen Media Private Ltd.	9/6/2000–4/18/2002	$32,519	$6,923	.10%
Bayan Telecommunications, Inc., Class A	2/11/1998–8/31/1998	104	0	.00
Bayan Telecommunications, Inc., Class B	2/11/1998–8/31/1998	34	0	.00

Total restricted securities		$32,657	$6,923	.10%

Key to abbreviations

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

New World Fund
Investment portfolio

December 31, 2008

Common stocks — 68.65%	Shares	Value (000)

CONSUMER STAPLES — 11.79%
Tesco PLC[1]	3,683,418	$19,410
Nestlé SA1	315,000	12,338
Beiersdorf AG1	205,000	12,226
Coca-Cola Co.	232,000	10,503
Fomento Económico Mexicano, SAB de CV (ADR)	329,700	9,934
Wal-Mart de México, SAB de CV, Series V (ADR)[1]	298,000	7,987
Wal-Mart de México, SAB de CV, Series V	705,000	1,889
Anheuser-Busch InBev NV1	416,000	9,669
SABMiller PLC[1]	469,000	7,987
British American Tobacco PLC[1]	293,000	7,700
Grupo Nacional de Chocolates SA	935,000	6,494
China Yurun Food Group Ltd.[1]	5,019,000	5,938
Avon Products, Inc.	245,288	5,894
IOI Corp. Bhd.[1]	4,778,500	4,970
PepsiCo, Inc.	90,000	4,929
Unilever NV, depository receipts[1]	154,500	3,753
Procter & Gamble Co.	55,000	3,400
Cia. de Bebidas das Américas — AmBev, preferred nominative (ADR)	60,000	2,659
Cia. de Bebidas das Américas — AmBev, ordinary nominative (ADR)	12,000	435
Groupe Danone SA1	50,000	3,025
Diageo PLC[1]	190,000	2,673
X5 Retail Group NV (GDR)[1,2,3]	281,776	2,433
X5 Retail Group NV (GDR)[1,3]	14,200	123
Poslovni sistem Mercator, dd1	11,274	2,485
Olam International Ltd.[1]	2,399,100	1,940
Kimberly-Clark de México, SAB de CV, Class A	480,000	1,584
Cosan Ltd., Class A3	155,000	536
		152,914

INDUSTRIALS — 7.95%
China Railway Construction Corp. Ltd., Class H1,3	8,559,500	12,847
General Electric Co.	675,000	10,935
Schneider Electric SA1	142,050	10,637
Murray & Roberts Holdings Ltd.[1]	1,988,242	10,304
Enka Insaat ve Sanayi AS1	1,936,666	6,672
Siemens AG1	83,100	6,240
United Technologies Corp.	100,000	5,360
ABB Ltd[1,3]	352,000	5,273
Container Corp. of India Ltd.[1]	379,800	4,878
Boart Longyear Ltd.[1]	31,450,000	4,525
Wienerberger AG1	223,300	3,738
FedEx Corp.	50,000	3,208
IVRCL Infrastructures & Projects Ltd.[1]	1,000,000	3,022
Caterpillar Inc.	61,500	2,747
Bidvest Group Ltd.[1,3]	220,905	2,500
IJM Corp. Bhd.[1,3]	2,503,800	2,046
KBR, Inc.	124,900	1,899
Embraer — Empresa Brasileira de Aeronáutica SA, ordinary nominative (ADR)	105,000	1,702
Hyundai Engineering & Construction Co., Ltd.[1]	30,000	1,395
Italian-Thai Development PCL[1]	15,221,100	1,009
GS Engineering & Construction Corp.[1]	20,700	983
Daelim Industrial Co., Ltd.[1,3]	21,484	787
Doosan Heavy Industries and Construction Co., Ltd.[1]	8,070	413
		103,120

INFORMATION TECHNOLOGY — 7.55%
Nokia Corp. (ADR)	618,700	9,652
Nokia Corp.[1]	598,600	9,303
Samsung Electronics Co., Ltd.[1]	45,725	16,571
Infosys Technologies Ltd.[1]	600,000	13,935
Google Inc., Class A3	43,000	13,229
HTC Corp.[1]	1,027,000	10,380
Cisco Systems, Inc.[3]	311,500	5,078
Yahoo! Inc.[3]	370,000	4,514
HOYA CORP.[1]	234,400	4,063
Agilent Technologies, Inc.[3]	245,000	3,829
Kingboard Chemical Holdings Ltd.[1]	1,859,000	3,364
NetEase.com, Inc. (ADR)[3]	120,000	2,652
Venture Corp. Ltd.[1]	440,000	1,350
Kingboard Laminates Holdings Ltd.[1]	84,500	20
		97,940

TELECOMMUNICATION SERVICES — 7.47%
América Móvil, SAB de CV, Series L (ADR)	714,875	22,154
Telefónica, SA1	687,000	15,438
China Mobile Ltd.[1]	1,400,000	14,195
Partner Communications Co. Ltd.[1]	721,500	11,775
Partner Communications Co. Ltd. (ADR)	10,000	165
Telekomunikacja Polska SA1	1,643,333	10,690
Cellcom Israel Ltd.	322,000	7,116
Vodafone Group PLC[1]	2,132,500	4,342
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B1	5,440,000	3,555
Telekom Austria AG, non-registered shares[1]	220,000	3,188
TIM Participações SA, ordinary nominative[3]	825,000	1,751
TIM Participações SA, preferred nominative (ADR)	80,000	999
China Unicom Ltd.[1]	1,150,000	1,399
HT — Hrvatske telekomunikacije dd (GDR)[1,2]	4,380	171
		96,938

FINANCIALS — 6.97%
PT Bank Rakyat Indonesia (Persero) Tbk[1]	25,653,150	11,391
Amil Participações SA, ordinary nominative	2,752,410	8,568
FirstRand Ltd.[1]	4,526,627	7,859
Housing Development Finance Corp. Ltd.[1]	213,600	6,680
Industrial and Commercial Bank of China Ltd., Class H1	12,550,000	6,670
Bancolombia SA (ADR)	210,000	4,903
Unibanco-União de Bancos Brasileiros SA, units (GDR)	75,000	4,846
China Life Insurance Co. Ltd., Class H1	1,525,000	4,700
Banco Santander, SA1	465,254	4,501
Itaúsa — Investimentos Itaú SA, preferred nominative	1,212,383	4,199
Asya Katilim Bankasi AS, Class B1,3	4,800,000	3,658
Türkiye Is Bankasi AS, Class C1	1,050,000	2,840
Banco Itaú Holding Financeira SA, preferred nominative	234,500	2,646
Bank Muscat (SAOG) (GDR)[1]	383,655	2,590
Bank Pekao SA1	60,000	2,578
Bumiputra-Commerce Holdings Bhd.[1]	1,500,000	2,562
Bank of the Philippine Islands[1]	2,656,246	2,253
Kotak Mahindra Bank Ltd.[1]	259,943	1,939
Bank Hapoalim BM1,3	830,000	1,801
Erste Bank der oesterreichischen Sparkassen AG1	58,424	1,373
Türkiye Garanti Bankasi AS1,3	513,000	881
Banco Industrial e Comercial SA, preferred nominative	512,900	648
Citigroup Inc.	42,000	282
China Construction Bank Corp., Class H1	500	—
		90,368

CONSUMER DISCRETIONARY — 6.91%
Toyota Motor Corp.[1]	563,400	18,401
McDonald’s Corp.	175,000	10,883
Nitori Co., Ltd.[1]	138,000	10,686
Honda Motor Co., Ltd.[1]	485,000	10,495
Truworths International Ltd.[1]	1,282,000	4,712
Yue Yuen Industrial (Holdings) Ltd.[1]	2,277,500	4,513
Desarrolladora Homex, SA de CV (ADR)[3]	160,000	3,653
Swatch Group Ltd[1]	80,000	2,173
Swatch Group Ltd, non-registered shares[1]	10,450	1,451
WABCO Holdings Inc.	215,000	3,395
GOME Electrical Appliances Holding Ltd.[1]	30,036,000	3,287
Grupo Televisa, SAB, ordinary participation certificates (ADR)	215,000	3,212
Nokian Renkaat Oyj[1]	247,500	2,782
Melco Crown Entertainment Ltd. (ADR)[3]	760,000	2,409
TVN SA1	500,000	2,288
Central European Media Enterprises Ltd., Class A3	75,000	1,629
Li & Fung Ltd.[1]	886,600	1,530
Gafisa SA, ordinary nominative	300,000	1,361
C C Land Holdings Ltd.[1]	3,000,000	763
		89,623

ENERGY — 5.85%
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	605,200	14,821
Petróleo Brasileiro SA — Petrobras, preferred nominative (ADR)	212,000	4,327
OAO Gazprom (ADR)[1]	907,500	13,007
Saipem SpA, Class S1	466,000	7,844
Cairn India Ltd.[1,3]	1,507,000	5,427
TOTAL SA1	60,000	3,279
TOTAL SA (ADR)	32,500	1,797
Tenaris SA (ADR)	238,000	4,993
Noble Energy, Inc.	70,000	3,445
Chevron Corp.	45,000	3,329
Oil and Gas Development Co. Ltd.[1]	4,530,000	2,588
Nexen Inc.	128,035	2,254
Reliance Industries Ltd.[1]	80,000	2,044
Cameco Corp.	100,000	1,728
Oil & Natural Gas Corp. Ltd.[1]	97,000	1,339
Eurasia Drilling Co. Ltd. (GDR)[1,2,3]	254,800	895
Eurasia Drilling Co. Ltd. (GDR)[1,3]	49,500	174
OAO TMK (GDR)[1,2]	142,826	557
OAO TMK (GDR)[1]	127,000	495
Sterling Energy PLC[1,3]	24,852,500	990
Smith International, Inc.	25,000	572
		75,905

HEALTH CARE — 3.87%
Novo Nordisk A/S, Class B1	350,320	17,879
Krka, dd, Novo mesto[1]	184,640	12,359
Cochlear Ltd.[1]	303,000	12,168
Teva Pharmaceutical Industries Ltd. (ADR)	155,000	6,598
Richter Gedeon NYRT[1]	7,400	1,115
		50,119

MATERIALS — 3.63%
Sigma-Aldrich Corp.	215,000	9,082
Votorantim Celulose e Papel SA, preferred nominative (ADR)[3]	851,100	6,749
Anglo American PLC[1]	241,850	5,535
BHP Billiton PLC[1]	262,664	5,004
Israel Chemicals Ltd.[1]	635,000	4,440
PT Semen Gresik[1]	10,500,000	4,121
Cia. Vale do Rio Doce, Class A, preferred nominative	252,000	2,603
Cia. Vale do Rio Doce, Class A, preferred nominative (ADR)	130,000	1,384
First Quantum Minerals Ltd.	198,000	2,862
United Phosphorus Ltd.[1]	800,000	1,822
Holcim Ltd.[1]	31,500	1,803
ACC Ltd.[1]	105,000	1,044
Aracruz Celulose SA, Class B, preferred nominative (ADR)	54,000	609
		47,058

UTILITIES — 2.69%
China Resources Power Holdings Co. Ltd.[1]	5,424,000	10,543
Cia. Energética de Minas Gerais — Cemig, preferred nominative	620,000	8,516
CLP Holdings Ltd.[1]	887,000	6,031
Cheung Kong Infrastructure Holdings Ltd.[1]	1,245,000	4,698
NTPC Ltd.[1]	910,000	3,400
Veolia Environnement[1]	55,125	1,734
		34,922

MISCELLANEOUS — 3.97%
Other common stocks in initial period of acquisition		51,485

Total common stocks (cost: $1,165,934,000)		890,392

Rights & warrants — 0.00%

MISCELLANEOUS — 0.00%
Other rights & warrants in initial period of acquisition		14

Total rights & warrants (cost: $26,000)		14

		Value
Convertible securities — 0.03%		(000)

MISCELLANEOUS — 0.03%
Other convertible securities in initial period of acquisition		$358

Total convertible securities (cost: $568,000)		358

	Principal amount
Bonds, notes & other debt instruments — 11.26%	(000)

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 10.24%
Brazilian Treasury Bill 6.00% 2010[1,4]	BRL6,944	2,921
Brazil (Federal Republic of) Global 9.25% 2010	$2,200	2,422
Brazilian Treasury Bill 6.00% 2011[1,4]	BRL 908	377
Brazil (Federal Republic of) 10.00% 2014[1]	7,600	2,941
Brazilian Treasury Bill 6.00% 2015[1,4]	4,273	1,657
Brazil (Federal Republic of) Global 12.50% 2016	1,500	684
Brazil (Federal Republic of) Global 6.00% 2017	$1,800	1,867
Brazil (Federal Republic of) 10.00% 2017[1]	BRL8,500	3,122
Brazil (Federal Republic of) Global 8.00% 2018[5]	$3,334	3,751
Brazil (Federal Republic of) Global 8.875% 2019	1,000	1,225
Brazil (Federal Republic of) Global 12.50% 2022	BRL2,600	1,169
Brazil (Federal Republic of) Global 8.875% 2024	$100	124
Brazil (Federal Republic of) Global 10.125% 2027	1,425	1,974
Brazil (Federal Republic of) Global 7.125% 2037	400	456
Brazil (Federal Republic of) Global 11.00% 2040	4,375	5,731
Brazilian Treasury Bill 6.00% 2045[1,4]	BRL3,560	1,287
United Mexican States Government Global 5.519% 2009[6]	$1,250	1,252
United Mexican States Government Global 10.375% 2009	397	400
United Mexican States Government Global 9.875% 2010	4,125	4,465
United Mexican States Government 9.00% 2012	MXN10,000	759
United Mexican States Government Global 6.375% 2013	$3,875	4,088
United Mexican States Government, Series MI10, 8.00% 2013	MXN 7,671	560
United Mexican States Government, Series MI10, 9.50% 2014	33,500	2,617
United Mexican States Government, Series M10, 8.00% 2015	30,000	2,183
United Mexican States Government Global 5.625% 2017	$3,400	3,417
United Mexican States Government, Series M20, 10.00% 2024	MXN25,000	2,085
United Mexican States Government Global 7.50% 2033	$350	402
United Mexican States Government Global 6.05% 2040	780	760
Colombia (Republic of) Global 11.75% 2010	COP6,000,000	2,769
Colombia (Republic of) Global 10.00% 2012	$3,300	3,704
Colombia (Republic of) Global 10.75% 2013	1,360	1,591
Colombia (Republic of) Global 8.25% 2014	400	433
Colombia (Republic of) Global 12.00% 2015	COP3,380,000	1,662
Colombia (Republic of) Global 7.375% 2017	$2,800	2,926
Colombia (Republic of) Global 11.75% 2020	315	424
Colombia (Republic of) Global 8.125% 2024	500	537
Colombia (Republic of) Global 9.85% 2027	COP1,810,000	806
Colombia (Republic of) Global 7.375% 2037	$2,499	2,462
Turkey (Republic of) 14.00% 2011	TRY7,400	4,662
Turkey (Republic of) 10.00% 2012[1,4]	3,454	2,130
Turkey (Republic of) 16.00% 2012	2,500	1,611
Turkey (Republic of) 16.00% 2013	1,650	1,059
Turkey (Republic of) 7.25% 2015	$1,700	1,700
Turkey (Republic of) 7.00% 2016	2,800	2,744
Turkey (Republic of) 6.75% 2018	2,500	2,387
Turkey (Republic of) 7.00% 2019	1,000	970
Russian Federation 8.25% 2010[5]	2,400	2,496
Russian Federation 8.25% 2010[2,5]	189	196
Russian Federation 7.50% 2030[5]	5,194	4,558
Russian Federation 7.50% 2030[2,5]	3,338	2,929
Philippines (Republic of) 8.375% 2009	1,665	1,673
Philippines (Republic of) 8.25% 2014	1,000	1,045
Philippines (Republic of) 9.875% 2019[1]	2,200	2,486
Philippines (Republic of) 7.75% 2031	2,235	2,269
Peru (Republic of) 8.375% 2016	4,953	5,362
Peru (Republic of) 7.35% 2025	500	500
Peru (Republic of) 6.55% 2037[5]	782	702
Panama (Republic of) Global 7.25% 2015	1,175	1,204
Panama (Republic of) Global 7.125% 2026	890	843
Panama (Republic of) Global 8.875% 2027	300	328
Panama (Republic of) Global 9.375% 2029	1,148	1,269
Panama (Republic of) Global 6.70% 2036[5]	1,824	1,651
Polish Government 5.00% 2013	PLN4,280	1,438
Polish Government 5.25% 2013	4,550	1,543
Polish Government 5.25% 2017	1,200	402
Polish Government 5.75% 2022	1,000	351
Malaysian Government 3.756% 2011	MYR6,300	1,857
Malaysian Government 3.833% 2011	3,200	947
Malaysian Government 4.24% 2018	2,700	842
Egypt (Arab Republic of) Treasury Bill 0% 2009	EGP3,425	593
Egypt (Arab Republic of) 9.10% 2010	1,000	177
Egypt (Arab Republic of) 8.60% 2011	4,560	788
Egypt (Arab Republic of) 8.75% 2012	3,000	454
Egypt (Arab Republic of) 11.625% 2014	2,679	486
Argentina (Republic of) 5.83% 2033[1,4,5,7]	ARS17,707	1,612
Argentina (Republic of) GDP-Linked 2035	43,865	527
Argentina (Republic of) 0.63% 2038[1,4,5]	5,649	148
Dominican Republic 9.50% 2011	$231	195
Dominican Republic 9.04% 2018	437	273
Dominican Republic 8.625% 2027[2,5]	2,150	1,107
Czech Republic 3.70% 2013	CZK3,820	197
South Africa (Republic of) 6.50% 2014	$150	142
		132,863

ENERGY — 0.60%
Gaz Capital SA 7.343% 2013	100	82
Gaz Capital SA 8.146% 2018	3,380	2,400
Gazprom International SA 7.201% 2020[5]	1,572	1,218
Gaz Capital SA, Series 9, 6.51% 2022	1,500	896
Gaz Capital SA 6.51% 2022[2]	600	358
Open Joint Stock Co. Gazprom, Series 2, 8.625% 2034	375	302
Gaz Capital SA 7.288% 2037	1,600	952
Pemex Project Funding Master Trust 6.625% 2035	1,800	1,526
		7,734

MATERIALS — 0.18%
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	975	830
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	370	304
Vale Overseas Ltd. 6.25% 2017	800	756
C10 Capital (SPV) Ltd. 6.722% (undated)[2,6]	1,000	477
		2,367

UTILITIES — 0.14%
AES Panamá, SA 6.35% 2016[2]	1,100	884
Enersis SA 7.375% 2014	650	678
AES Gener SA 7.50% 2014	250	248
		1,810

FINANCIALS — 0.04%
Kazkommerts International BV 8.00% 2015	1,000	475

TELECOMMUNICATION SERVICES — 0.03%
Orascom Telecom 7.875% 2014[2]	850	455

INDUSTRIALS — 0.03%
TFM, SA de CV 9.375% 2012	400	368

Total bonds, notes & other debt instruments (cost: $159,973,000)		146,072

Short-term securities — 19.53%

Federal Home Loan Bank 0.25%–0.80% due 2/24–4/9/2009	28,100	28,086
Nestlé Capital Corp. 0.65% due 2/10/2009[2]	25,200	25,178
Freddie Mac due 0.75%–0.90% 1/16–2/23/2009	25,100	25,091
Rabobank USA Financial Corp. 0.85% due 1/9/2009	21,200	21,195
AT&T Inc. 1.15% due 1/7/2009[2]	19,700	19,696
Denmark (Kingdom of) 0.88% due 2/6/2009	14,600	14,587
Thunder Bay Funding, LLC 0.60% due 1/15/2009[2]	14,500	14,496
Ranger Funding Co. LLC 0.25% due 1/26/2009[2]	12,200	12,198
BASF AG 0.90% due 1/12/2009[2]	11,000	10,997
Caisse d’Amortissement de la Dette Sociale 1.20% due 2/9/2009	11,000	10,976
Calyon North America Inc. 0.93% due 2/27/2009	10,400	10,384
Park Avenue Receivables Co., LLC 0.45% due 1/14/2009[2]	10,000	9,998
Total Capital SA 0.65% due 2/17/2009[2]	8,500	8,485
Bank of Nova Scotia 1.25% due 2/11/2009	8,400	8,383
British Columbia Hydro and Power Authority 0.25% due 3/18/2009	6,900	6,883
BMW U.S. Capital LLC 2.10% due 1/6/2009[2]	6,500	6,497
Brown-Forman Corp. 1.20% due 2/3/2009[2]	6,500	6,493
Walgreen & Co. 0.25% due 1/30/2009[2]	5,100	5,099
Shell International Finance BV 0.40% due 4/30/2009[2]	4,700	4,696
Siemens Capital Co. LLC 0.30% due 1/13/2009[2]	3,900	3,900

Total short-term securities (cost: $253,334,000)		253,318

Total investment securities (cost: $1,579,835,000)		1,290,154
Other assets less liabilities		6,940

Net assets		$1,297,094

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]
Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $626,958,000, which represented 48.34% of the net assets of the fund.

[2]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $138,195,000, which represented 10.65% of the net assets of the fund.

[3]	Security did not produce income during the last 12 months.
[4]	Index-linked bond whose principal amount moves with a government retail price index.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Coupon rate may change periodically.
[7]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

Key to abbreviations

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
ARS = Argentine pesos
BRL = Brazilian reais
COP = Colombian pesos
CZK = Czech korunas
EGP = Egyptian pounds
MXN = Mexican pesos
MYR = Malaysian ringgits
PLN = Polish zloty
TRY = New Turkish liras

Blue Chip Income and Growth Fund
Investment portfolio

December 31, 2008

Common stocks — 90.61%	Shares	Value (000)

HEALTH CARE — 19.11%
Merck & Co., Inc.	2,715,000	$82,536
Aetna Inc.	2,500,000	71,250
Medtronic, Inc.	1,800,000	56,556
UnitedHealth Group Inc.	1,900,000	50,540
Amgen Inc.[1]	875,000	50,531
Eli Lilly and Co.	1,125,000	45,304
Abbott Laboratories	750,000	40,028
AstraZeneca PLC (ADR)	975,000	40,004
Pfizer Inc	1,900,000	33,649
Cardinal Health, Inc.	850,000	29,299
Bristol-Myers Squibb Co.	1,125,000	26,156
Schering-Plough Corp.	420,000	7,153
Covidien Ltd.	175,000	6,342
		539,348

INFORMATION TECHNOLOGY — 18.92%
Microsoft Corp.	5,460,000	106,142
Hewlett-Packard Co.	2,650,000	96,169
International Business Machines Corp.	830,000	69,853
Nokia Corp. (ADR)	4,000,000	62,400
Oracle Corp.[1]	2,350,000	41,665
Intel Corp.	2,200,000	32,252
Texas Instruments Inc.	1,900,000	29,488
Cisco Systems, Inc.[1]	1,650,000	26,895
Yahoo! Inc.[1]	1,989,600	24,273
Linear Technology Corp.	550,000	12,166
Automatic Data Processing, Inc.	250,000	9,835
SAP AG (ADR)	255,000	9,236
KLA-Tencor Corp.	280,000	6,101
Maxim Integrated Products, Inc.	400,000	4,568
Tyco Electronics Ltd.	175,000	2,837
		533,880

INDUSTRIALS — 13.24%
General Electric Co.	6,550,000	106,110
United Parcel Service, Inc., Class B	750,000	41,370
United Technologies Corp.	760,000	40,736
Norfolk Southern Corp.	592,800	27,891
Illinois Tool Works Inc.	650,000	22,782
Rockwell Automation	600,000	19,344
Emerson Electric Co.	500,000	18,305
Waste Management, Inc.	500,000	16,570
Eaton Corp.	300,000	14,913
Burlington Northern Santa Fe Corp.	160,000	12,114
Avery Dennison Corp.	350,000	11,456
Ingersoll-Rand Co. Ltd., Class A	600,000	10,410
Southwest Airlines Co.	1,000,000	8,620
Pitney Bowes Inc.	300,000	7,644
Tyco International Ltd.	300,000	6,480
Union Pacific Corp.	115,000	5,497
Lockheed Martin Corp.	40,000	3,363
		373,605

CONSUMER DISCRETIONARY — 10.25%
Lowe’s Companies, Inc.	4,300,000	92,536
Target Corp.	1,230,000	42,472
CBS Corp., Class B	4,409,600	36,115
Leggett & Platt, Inc.	2,000,000	30,380
Carnival Corp., units	650,000	15,808
Harley-Davidson, Inc.	860,000	14,594
Time Warner Inc.	1,360,000	13,682
Mattel, Inc.	700,000	11,200
Home Depot, Inc.	300,000	6,906
Royal Caribbean Cruises Ltd.	500,000	6,875
Johnson Controls, Inc.	280,000	5,085
Honda Motor Co., Ltd. (ADR)	180,000	3,841
Whirlpool Corp.	85,700	3,544
Magna International Inc., Class A	115,000	3,442
Daimler AG (New York registered)	70,000	2,679
		289,159

TELECOMMUNICATION SERVICES — 7.58%
Verizon Communications Inc.	2,900,000	98,310
AT&T Inc.	3,191,250	90,951
Embarq Corp.	349,000	12,550
Qwest Communications International Inc.	2,850,000	10,374
Sprint Nextel Corp., Series 1[1]	988,839	1,810
		213,995

FINANCIALS — 6.33%
JPMorgan Chase & Co.	1,435,000	45,246
Citigroup Inc.	6,250,000	41,937
Bank of America Corp.	2,500,000	35,200
Capital One Financial Corp.	900,000	28,701
Bank of New York Mellon Corp.	460,000	13,032
HSBC Holdings PLC (ADR)	225,000	10,951
XL Capital Ltd., Class A	530,000	1,961
American International Group, Inc.	500,000	785
Freddie Mac	650,000	474
Fannie Mae	485,800	369
Washington Mutual, Inc.[2]	228,571	5
Washington Mutual, Inc.[2,3]	480,000	—
		178,661

CONSUMER STAPLES — 6.12%
Walgreen Co.	1,707,083	42,114
PepsiCo, Inc.	650,000	35,600
Kimberly-Clark Corp.	555,000	29,271
Kellogg Co.	592,000	25,959
ConAgra Foods, Inc.	1,200,000	19,800
General Mills, Inc.	250,000	15,188
H.J. Heinz Co.	80,000	3,008
Avon Products, Inc.	71,700	1,723
		172,663

ENERGY — 5.78%
Schlumberger Ltd.	1,250,000	52,913
Royal Dutch Shell PLC, Class A (ADR)	800,000	42,352
Exxon Mobil Corp.	200,000	15,966
ConocoPhillips	300,000	15,540
EOG Resources, Inc.	200,000	13,316
Marathon Oil Corp.	332,700	9,103
Halliburton Co.	250,000	4,545
Baker Hughes Inc.	130,000	4,169
Eni SpA (ADR)	70,000	3,347
Spectra Energy Corp	130,000	2,046
		163,297

UTILITIES — 1.72%
FPL Group, Inc.	400,000	20,132
Southern Co.	500,000	18,500
Xcel Energy Inc.	250,000	4,637
Duke Energy Corp.	260,000	3,903
FirstEnergy Corp.	25,901	1,258
		48,430

MATERIALS — 0.44%
Air Products and Chemicals, Inc.	250,000	12,567

MISCELLANEOUS — 1.12%
Other common stocks in initial period of acquisition		31,554

Total common stocks (cost: $3,382,104,000)		2,557,159

Rights & warrants — 0.00%

FINANCIALS — 0.00%
Washington Mutual, Inc., warrants, expire 2013[1,2,3]	60,000	—

Total rights & warrants (cost: $230,000)		—

Convertible securities — 0.08%

FINANCIALS — 0.06%
Citigroup Inc., Series D, 7.00% noncumulative convertible preferred[2,3]	60,000	1,763

MISCELLANEOUS — 0.02%
Other convertible securities in initial period of acquisition		438

Total convertible securities (cost: $3,540,000)		2,201

	Principal amount	Value
Bonds, notes & other debt instruments — 0.01%	(000)	(000)

FINANCIALS — 0.01%
National City Corp. 5.80% 2017	$300	$255

Total bonds, notes & other debt instruments (cost: $246,000)		255

Short-term securities — 9.08%

Federal Home Loan Bank 0.18%–0.53% due 2/17–6/16/2009	53,000	52,947
Freddie Mac 0.22%–0.45% due 5/12–6/9/2009	48,500	48,415
Ranger Funding Co. LLC 0.40%–0.45% due 1/7–3/20/2009[4]	28,000	27,990
U.S. Treasury Bills 1.635% due 1/15/2009	23,000	22,999
Walt Disney Co. 1.05%–1.70% due 1/26–2/17/2009	20,400	20,387
Honeywell International Inc. 0.30% due 3/19/2009[4]	15,300	15,288
HSBC Finance Corp. 0.05% due 1/2/2009	11,000	11,000
Merck & Co. Inc. 0.80% due 1/26/2009	10,300	10,294
Medtronic Inc. 0.30% due 1/22/2009[4]	10,000	9,998
International Bank for Reconstruction and Development 0.18% due 3/16/2009	10,000	9,994
Illinois Tool Works Inc. 1.80% due 1/6/2009	9,300	9,298
Genentech, Inc. 0.70% due 1/7/2009[4]	8,700	8,699
Private Export Funding Corp. 0.15% due 3/2/2009[4]	5,000	4,999
Emerson Electric Co. 0.40% due 3/10/2009[4]	4,100	4,098

Total short-term securities (cost: $256,397,000)		256,406

Total investment securities (cost: $3,642,517,000)		2,816,021
Other assets less liabilities		6,206

Net assets		$2,822,227

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date	Cost (000)	Value (000)	Percent of net assets

Citigroup Inc., Series D, 7.00% noncumulative convertible preferred	1/15/2008	$3,000	$1,763	.06%
Washington Mutual, Inc.	4/8/2008	2,000	5	—
Washington Mutual, Inc.	4/8/2008	3,970	—	—
Washington Mutual, Inc., warrants, expire 2013	4/8/2008	230	—	—

Total restricted securities		$9,200	$1,768	.06%

[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,763,000, which represented .06% of the net assets of the fund.
[4]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $71,072,000, which represented 2.52% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

Global Growth and Income Fund

Summary investment portfolio, December 31, 2008

Largest individual equity securities	Percent of net assets

Microsoft	3.36%
AT&T	2.19
Newmont Mining	2.01
Telefónica	1.92
Yamana Gold	1.91
General Electric	1.85
Qwest Communications International	1.82
Merck	1.58
Barrick Gold	1.47
IBM	1.43

Common stocks - 75.84%	Shares	Value (000)	Percent of net assets

Information technology - 12.59%
Microsoft Corp.	2,810,000	$54,626	3.36%
International Business Machines Corp.	275,000	23,144	1.43
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	1,618,220	12,784
Taiwan Semiconductor Manufacturing Co. Ltd. (1)	3,000,000	4,114	1.04
Google Inc., Class A (2)	51,000	15,690	.97
Novellus Systems, Inc. (2)	1,000,000	12,340	.76
Samsung Electronics Co., Ltd. (1)	30,600	11,090	.68
KLA-Tencor Corp.	500,000	10,895	.67
Yahoo! Inc. (2)	888,000	10,834	.67
Other securities		48,901	3.01
		204,418	12.59

Telecommunication services - 11.10%
AT&T Inc.	1,250,000	35,625	2.19
Telefónica, SA (1)	1,385,000	31,122	1.92
Qwest Communications International Inc.	8,100,000	29,484	1.82
Koninklijke KPN NV (1)	1,382,000	20,090	1.24
NTT DoCoMo, Inc. (1)	7,000	13,769	.85
Verizon Communications Inc.	400,000	13,560	.83
Other securities		36,618	2.25
		180,268	11.10

Materials - 10.68%
Newmont Mining Corp.	800,000	32,560	2.01
Yamana Gold Inc.	4,000,000	31,022	1.91
Barrick Gold Corp.	650,000	23,900	1.47
United States Steel Corp.	500,000	18,600	1.15
Rio Tinto PLC (1)	500,000	10,957	.68
Alcoa Inc.	900,000	10,134	.62
Other securities		46,193	2.84
		173,366	10.68

Financials - 10.57%
Macquarie Group Ltd. (1)	805,000	16,691	1.03
Industrial and Commercial Bank of China Ltd., Class H (1)	24,137,000	12,829	.79
National City Corp. (3)	6,125,000	11,086
National City Corp.	693,986	1,256	.76
Berkshire Hathaway Inc., Class B (2)	3,720	11,956	.74
People's United Financial, Inc.	585,000	10,431	.64
JPMorgan Chase & Co.	325,000	10,247	.63
Other securities		97,170	5.98
		171,666	10.57

Industrials - 7.53%
General Electric Co.	1,857,100	30,085	1.85
Schneider Electric SA (1)	256,000	19,170	1.18
Joy Global Inc.	550,000	12,589	.78
Other securities		60,404	3.72
		122,248	7.53

Consumer discretionary - 7.23%
McDonald's Corp.	200,000	12,438	.77
Yamada Denki Co., Ltd. (1)	179,500	12,434	.76
Toyota Motor Corp. (1)	378,000	12,346	.76
Carnival Corp., units	500,000	12,160	.75
Other securities		67,976	4.19
		117,354	7.23

Health care - 6.02%
Merck & Co., Inc.	842,000	25,597	1.58
UCB SA (1)	500,000	16,327	1.01
Bayer AG, non-registered shares (1)	218,500	12,868	.79
Roche Holding AG (1)	75,850	11,603	.71
Other securities		31,364	1.93
		97,759	6.02

Energy - 4.24%
China National Offshore Oil Corp. (1)	20,000,000	19,008	1.17
Royal Dutch Shell PLC, Class A (ADR)	129,000	6,829	.42
Other securities		43,022	2.65
		68,859	4.24

Consumer staples - 3.74%
Unilever NV, depository receipts (1)	90,300	2,193	.13
Other securities		58,595	3.61
		60,788	3.74

Utilities - 2.14%
Other securities		34,822	2.14

Total common stocks (cost: $1,920,857,000)		1,231,548	75.84

Preferred stocks - 1.06%

Financials - 1.06%
SMFG Preferred Capital USD 3 Ltd. 9.50% (4) (5)	11,600,000	10,686	.66
Other securities		6,508	.40

Total preferred stocks (cost: $24,585,000)		17,194	1.06

Bonds, notes & other debt instruments - 3.98%

Other - 3.98%
Other securities		64,660	3.98

Total bonds, notes & other debt instruments (cost: $83,183,000)		64,660	3.98

Short-term securities - 19.39%	Principal amount (000)

Calyon North America Inc. 0.93% due 2/27/2009	$31,500	31,453	1.94
Freddie Mac 0.75%-0.90% due 1/16-2/23/2009	30,100	30,090	1.85
Federal Home Loan Bank 0.32%-0.50% due 2/9-4/9/2009	29,600	29,576	1.82
Total Capital Canada Ltd. 1.10% due 1/9/2009 (4)	25,500	25,493	1.57
Unilever Capital Corp. 0.50% due 4/8/2009 (4)	25,000	24,974	1.54
Fannie Mae 0.20% due 2/18/2009	20,700	20,694	1.27
Park Avenue Receivables Co., LLC 1.40% due 1/5/2009 (4)	19,700	19,696	1.21
Novartis Finance Corp. 0.25% due 2/19/2009 (4)	18,600	18,594	1.15
International Bank for Reconstruction and Development 0.25% due 3/18/2009	17,900	17,889	1.10
Denmark (Kingdom of) 0.88% due 2/6/2009	13,300	13,288	.82
General Dynamics Corp. 0.15% due 1/15/2009 (4)	12,200	12,199	.75
Shell International Finance BV 2.15% due 2/3/2009 (4)	10,000	9,989	.62
Other securities		60,904	3.75

Total short-term securities (cost: $314,819,000)		314,839	19.39

Total investment securities (cost: $2,343,444,000)		1,628,241	100.27
Other assets less liabilities		(4,304)	(.27)
Net assets		$1,623,937	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. The value of the fund's affiliated-company holding is included in "Other securities" under its respective industry sector in the preceding summary investment portfolio. Further details on this holding and related transactions during the year ended December 31, 2008, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate as 12/31/08 (000)

Rickmers Maritime (1)	8,750,000	15,620,000	-	24,370,000	$968	$6,635

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
(1) Valued under fair value procedures adopted by authority of the board of trustees.  The total value of all such securities, including those in "Other securities," was $570,799,000, which represented 35.15% of the net assets of the fund.

(2) Security did not produce income during the last 12 months.
(3) Purchased in a transaction exempt from registration under the Securities Act of 1933.  This security (acquired 4/21/2008 at a cost of $30,625,000) may be subject to legal or contractual restrictions on resale.  The total value of all such securities, including those in "Other securities," was $12,415,000, which represented .76% of the net assets of the fund.

(4) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $175,450,000, which represented 10.80% of the net assets of the fund.

(5) Coupon rate may change periodically.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to Financial Statements

Global Growth and Income Fund
Investment portfolio

December 31, 2008

Common stocks — 75.84%	Shares	Value (000)

INFORMATION TECHNOLOGY — 12.59%
Microsoft Corp.	2,810,000	$54,626
International Business Machines Corp.	275,000	23,144
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	1,618,220	12,784
Taiwan Semiconductor Manufacturing Co. Ltd.[1]	3,000,000	4,114
Google Inc., Class A2	51,000	15,690
Novellus Systems, Inc.[2]	1,000,000	12,340
Samsung Electronics Co., Ltd.[1]	30,600	11,090
KLA-Tencor Corp.	500,000	10,895
Yahoo! Inc.[2]	888,000	10,834
Nokia Corp.[1]	635,640	9,879
Cisco Systems, Inc.[2]	502,000	8,182
EMC Corp.[2]	747,000	7,821
STMicroelectronics NV1	1,000,000	6,714
Mediatek Incorporation[1]	985,000	6,667
Lite-On Technology Corp.[1]	6,030,752	3,990
Apple Inc.[2]	20,000	1,707
Tyco Electronics Ltd.	100,000	1,621
HTC Corp.[1]	132,600	1,340
Hynix Semiconductor Inc.[1,2]	180,000	980
		204,418

TELECOMMUNICATION SERVICES — 11.10%
AT&T Inc.	1,250,000	35,625
Telefónica, SA1	1,385,000	31,122
Qwest Communications International Inc.	8,100,000	29,484
Koninklijke KPN NV1	1,382,000	20,090
NTT DoCoMo, Inc.[1]	7,000	13,769
Verizon Communications Inc.	400,000	13,560
SOFTBANK CORP.[1]	509,300	9,203
China Unicom (Hong Kong) Ltd.[1]	5,173,948	6,294
Telecom Italia SpA[1]	2,332,000	3,802
Telecom Italia SpA, nonvoting[1]	1,969,900	2,204
Far EasTone Telecommunications Co., Ltd.[1]	3,716,913	4,251
Telekomunikacja Polska SA1	575,200	3,742
Telefónica 02 Czech Republic, AS1	165,000	3,648
Vodafone Group PLC[1]	1,706,000	3,474
		180,268

MATERIALS — 10.68%
Newmont Mining Corp.	800,000	32,560
Yamana Gold Inc.	4,000,000	31,022
Barrick Gold Corp.	650,000	23,900
United States Steel Corp.	500,000	18,600
Rio Tinto PLC[1]	500,000	10,957
Alcoa Inc.	900,000	10,134
MeadWestvaco Corp.	750,000	8,393
Cia. Vale do Rio Doce, Class A, preferred nominative (ADR)	570,000	6,071
Evraz Group SA (GDR)[1]	600,000	5,189
Anglo American PLC[1]	220,575	5,048
Grupo México, SAB de CV, Series B	7,791,599	4,972
Gold Fields Ltd.[1]	500,000	4,961
Impala Platinum Holdings Ltd.[1]	316,648	4,625
James Hardie Industries NV1	850,000	2,840
Sterlite Industries (India) Ltd.[1]	400,000	2,177
Nitto Denko Corp.[1]	100,000	1,917
		173,366

FINANCIALS — 10.57%
Macquarie Group Ltd.[1]	805,000	16,691
Industrial and Commercial Bank of China Ltd., Class H1	24,137,000	12,829
National City Corp.[3]	6,125,000	11,086
National City Corp.	693,986	1,256
Berkshire Hathaway Inc., Class B2	3,720	11,956
People’s United Financial, Inc.	585,000	10,431
JPMorgan Chase & Co.	325,000	10,247
AXA SA1	407,222	9,101
SLM Corp.[2]	992,600	8,834
Fairfax Financial Holdings Ltd.	27,000	8,642
Prudential PLC[1]	1,385,000	8,529
Champion Real Estate Investment Trust[1]	30,418,000	8,194
Macquarie International Infrastructure Fund Ltd.[1]	35,188,164	7,276
Citigroup Inc.	1,000,000	6,710
CapitaMall Trust, units[1]	4,660,000	5,206
Onex Corp.	335,000	5,001
Allianz SE1	41,500	4,462
Bank of America Corp.	250,000	3,520
Wells Fargo & Co.	110,000	3,243
Banco Santander, SA1	300,000	2,902
BNP Paribas SA1	65,000	2,752
Frasers Commercial Trust[1]	16,000,000	2,629
M&T Bank Corp.	37,500	2,153
ING Groep NV, depository receipts[1]	200,000	2,096
China Life Insurance Co. Ltd., Class H1	615,000	1,895
PNC Financial Services Group, Inc.	37,500	1,838
Erste Bank der oesterreichischen Sparkassen AG1	59,200	1,391
Société Générale[1]	10,000	508
Saizen Real Estate Investment Trust[1]	3,168,000	288
		171,666

INDUSTRIALS — 7.53%
General Electric Co.	1,857,100	30,085
Schneider Electric SA1	256,000	19,170
Joy Global Inc.	550,000	12,589
Ryanair Holdings PLC (ADR)[2]	313,000	9,102
Deutsche Lufthansa AG1	450,000	7,142
Rickmers Maritime[1,4]	24,370,000	6,635
Finmeccanica SpA[1]	382,583	5,875
Österreichische Post AG1	151,530	5,102
Outotec Oyj[1]	265,000	4,113
Enka Insaat ve Sanayi AS1	1,166,666	4,019
Siemens AG1	46,500	3,492
Capita Group PLC[1]	262,000	2,824
URS Corp.[2]	64,000	2,609
ABB Ltd[1,2]	168,500	2,524
Tyco International Ltd.	100,000	2,160
SembCorp Industries Ltd[1]	1,090,000	1,777
Randstad Holding NV1	81,000	1,649
Murray & Roberts Holdings Ltd.[1]	266,500	1,381
		122,248

CONSUMER DISCRETIONARY — 7.23%
McDonald’s Corp.	200,000	12,438
Yamada Denki Co., Ltd.[1]	179,500	12,434
Toyota Motor Corp.[1]	378,000	12,346
Carnival Corp., units	500,000	12,160
Virgin Media Inc.[2]	2,015,000	10,055
Honda Motor Co., Ltd.[1]	449,000	9,716
Esprit Holdings Ltd.[1]	1,177,000	6,710
Saks Inc.[2]	1,200,000	5,256
Time Warner Inc.	480,000	4,829
Bosideng International Holdings Ltd.[1]	50,000,000	4,734
Yue Yuen Industrial (Holdings) Ltd.[1]	2,038,500	4,040
News Corp., Class A	425,000	3,863
Carphone Warehouse Group PLC[1]	2,021,100	2,654
Target Corp.	76,500	2,642
Fiat SpA[1]	375,000	2,451
adidas AG1	62,700	2,417
Macquarie Communications Infrastructure Group[1,3]	2,155,516	1,329
Macquarie Communications Infrastructure Group[1]	1,675,149	1,033
GOME Electrical Appliances Holding Ltd.[1]	20,515,000	2,245
H & M Hennes & Mauritz AB, Class B1	48,400	1,906
ProSiebenSAT.1 Media AG, nonvoting preferred[1]	500,000	1,707
Liberty Media Corp., Liberty Interactive, Series A2	124,800	389
		117,354

HEALTH CARE — 6.02%
Merck & Co., Inc.	842,000	25,597
UCB SA1	500,000	16,327
Bayer AG, non-registered shares[1]	218,500	12,868
Roche Holding AG1	75,850	11,603
Schering-Plough Corp.	500,000	8,515
Novo Nordisk A/S, Class B1	140,000	7,145
Abbott Laboratories	130,000	6,938
Johnson & Johnson	102,000	6,103
Smith & Nephew PLC[1]	415,000	2,663
		97,759

ENERGY — 4.24%
China National Offshore Oil Corp.[1]	20,000,000	19,008
Saipem SpA, Class S1	592,000	9,965
Baker Hughes Inc.	307,700	9,868
Royal Dutch Shell PLC, Class A (ADR)	129,000	6,829
EnCana Corp.	132,000	6,170
Oil and Gas Development Co. Ltd.[1]	9,939,000	5,679
OAO Gazprom (ADR)[1]	350,000	5,017
Diamond Offshore Drilling, Inc.	41,000	2,417
Tenaris SA (ADR)	81,000	1,699
Reliance Industries Ltd.[1]	53,000	1,354
OAO TMK (GDR)[1]	164,500	641
OAO TMK (GDR)[1,5]	54,359	212
		68,859

CONSUMER STAPLES — 3.74%
Diageo PLC[1]	600,000	8,442
Shoppers Drug Mart Corp.	206,500	8,143
Tesco PLC[1]	1,455,000	7,667
Beiersdorf AG1	125,000	7,455
Coca-Cola Co.	143,000	6,474
C&C Group PLC[1]	2,000,000	4,060
Altria Group, Inc.	239,800	3,611
Avon Products, Inc.	133,000	3,196
Kraft Foods Inc., Class A	98,000	2,631
L’Oréal SA1	27,500	2,396
Unilever NV, depository receipts[1]	90,300	2,193
Nestlé SA1	44,000	1,723
SABMiller PLC[1]	100,000	1,703
Wal-Mart de México, SAB de CV, Series V	408,100	1,094
		60,788

UTILITIES — 2.14%
GDF Suez[1]	190,890	9,478
E.ON AG1	171,000	6,932
Electricité de France SA1	100,000	5,827
Exelon Corp.	100,000	5,561
Reliant Energy, Inc.[2]	673,000	3,890
China Resources Power Holdings Co. Ltd.[1]	1,021,000	1,984
Hongkong Electric Holdings Ltd.[1]	204,500	1,150
		34,822

Total common stocks (cost: $1,920,857,000)		1,231,548

Preferred stocks — 1.06%

FINANCIALS — 1.06%
SMFG Preferred Capital USD 3 Ltd. 9.50%[5,6]	11,600,000	10,686
SMFG Preferred Capital USD 2 Ltd. 8.75% noncumulative[5]	600,000	505
Bank of America Corp., Series K, 8.00% noncumulative[6]	3,000,000	2,161
Woori Bank 6.208%[5,6]	4,700,000	1,879
Shinsei Finance (Cayman) Ltd. 6.418% noncumulative[5,6]	4,322,000	910
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative[5,6]	3,955,000	826
Shinhan Bank 5.663%[6]	335,000	176
Shinhan Bank 6.819%[6]	100,000	51

Total preferred stocks (cost: $24,585,000)		17,194

	Principal amount
Bonds, notes & other debt instruments — 3.98%	(000)

FINANCIALS — 0.98%
Sovereign Bancorp, Inc. 8.75% 2018	$8,850	8,131
Zions Bancorporation 5.50% 2015	6,500	4,603
iStar Financial, Inc. 8.625% 2013	6,000	1,861
First Tennessee Bank 5.05% 2015	1,100	717
Agile Property Holdings Ltd. 9.00% 2013	930	513
		15,825

MORTGAGE-BACKED OBLIGATIONS[7] — 0.83%
Banc of America Funding Trust, Series 2007-7, Class 2-A-1, 6.00% 2037	$13,068	$8,056
Countrywide Alternative Loan Trust, Series 2007-14T2, Class A-4, 0.821% 2037[1,6]	12,922	5,427
		13,483

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE OF THE U.S. — 0.81%
Brazil (Federal Republic of) 10.00% 2014[1]	BRL 9,200	3,559
Brazil (Federal Republic of) 10.00% 2017[1]	16,500	6,060
CoBank ACB 2.596% 2022[5,6]	$5,050	3,561
		13,180

TELECOMMUNICATION SERVICES — 0.50%
Sprint Nextel Corp. 1.866% 2010[6]	2,000	1,676
Sprint Capital Corp. 8.75% 2032	9,630	6,513
		8,189

CONSUMER DISCRETIONARY — 0.29%
DaimlerChrysler North America Holding Corp., Series E, 5.75% 2011	1,200	1,014
DaimlerChrysler North America Holding Corp. 7.75% 2011	250	226
DaimlerChrysler North America Holding Corp. 7.30% 2012	600	519
DaimlerChrysler North America Holding Corp. 6.50% 2013	2,270	1,773
MGM MIRAGE 8.50% 2010	1,425	1,204
		4,736

ENERGY — 0.23%
Gaz Capital SA 7.343% 2013	200	163
Gaz Capital SA 8.146% 2018	1,570	1,115
Gazprom International SA 7.201% 2020[7]	2,193	1,699
Open Joint Stock Co. Gazprom, Series 2, 8.625% 2034	525	423
Gaz Capital SA 7.288% 2037	600	357
		3,757

INFORMATION TECHNOLOGY — 0.17%
Freescale Semiconductor, Inc. 9.875% 2014[6,8]	10,130	2,380
NXP BV and NXP Funding LLC 7.875% 2014	1,075	425
		2,805

CONSUMER STAPLES — 0.17%
H.J. Heinz Co. 15.59% 2011[5,6]	2,400	2,685

Total bonds, notes & other debt instruments (cost: $83,183,000)		64,660

Short-term securities — 19.39%

Calyon North America Inc. 0.93% due 2/27/2009	31,500	31,453
Freddie Mac 0.75%–0.90% due 1/16–2/23/2009	30,100	30,090
Federal Home Loan Bank 0.32%–0.50% due 2/9–4/9/2009	29,600	29,576
Total Capital Canada Ltd. 1.10% due 1/9/2009[5]	25,500	25,493
Unilever Capital Corp. 0.50% due 4/8/2009[5]	25,000	24,974
Fannie Mae 0.20% due 2/18/2009	20,700	20,694
Park Avenue Receivables Co., LLC 1.40% due 1/5/2009[5]	19,700	19,696
Novartis Finance Corp. 0.25% due 2/19/2009[5]	18,600	18,594
International Bank for Reconstruction and Development 0.25% due 3/18/2009	17,900	17,889
Denmark (Kingdom of) 0.88% due 2/6/2009	13,300	13,288
General Dynamics Corp. 0.15% due 1/15/2009[5]	12,200	12,199
Procter & Gamble International Funding S.C.A. 0.35% due 3/6/2009[5]	10,000	9,996
Shell International Finance BV 2.15% due 2/3/2009[5]	10,000	9,989
Bank of Nova Scotia 1.25% due 2/11/2009	10,000	9,980
Ranger Funding Co. LLC 0.25%–0.45% due 1/7–1/26/2009[5]	9,800	9,799
Caisse d’Amortissement de la Dette Sociale 1.20% due 2/9/2009	7,700	7,683
Thunder Bay Funding, LLC 0.95% due 1/14/2009[5]	7,400	7,397
Alcon Capital Corp. 0.25% due 2/2/2009[5]	7,354	7,352
KfW 0.25% due 1/20/2009[5]	4,500	4,500
Eli Lilly and Co. 1.35% due 1/12/2009[5]	4,200	4,197

Total short-term securities (cost: $314,819,000)		314,839

Total investment securities (cost: $2,343,444,000)		1,628,241
Other assets less liabilities		(4,304)

Net assets		$1,623,937

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $570,799,000, which represented 35.15% of the net assets of the fund.
[2]	Security did not produce income during the last 12 months.
[3]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets

National City Corp.	4/21/2008	$30,625	$11,086	.68%
Macquarie Communications Infrastructure Group	4/23/2007–6/24/2008	10,594	1,329	.08

Total restricted securities		$41,219	$12,415	.76%

[4]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[5]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $175,450,000, which represented 10.80% of the net assets of the fund.

[6]	Coupon rate may change periodically.
[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

Key to abbreviations

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
BRL = Brazilian reais

Growth-Income Fund
Investment portfolio

December 31, 2008

Common stocks — 85.70%	Shares	Value (000)

INFORMATION TECHNOLOGY — 21.25%
Oracle Corp.[1]	28,555,000	$506,280
Microsoft Corp.	19,400,100	377,138
Hewlett-Packard Co.	9,710,000	352,376
Google Inc., Class A1	1,075,100	330,755
Yahoo! Inc.[1]	24,060,000	293,532
Intel Corp.	17,400,000	255,084
Cisco Systems, Inc.[1]	13,240,000	215,812
International Business Machines Corp.	2,500,000	210,400
SAP AG2	3,736,574	134,248
SAP AG (ADR)	920,000	33,322
Corning Inc.	14,000,000	133,420
Nokia Corp.[2]	7,705,000	119,747
Linear Technology Corp.	3,500,000	77,420
Flextronics International Ltd.[1]	29,500,000	75,520
Automatic Data Processing, Inc.	1,755,000	69,042
Xilinx, Inc.	3,869,200	68,949
NVIDIA Corp.[1]	8,300,000	66,981
Taiwan Semiconductor Manufacturing Co. Ltd.[2]	46,315,214	63,515
Symantec Corp.[1]	4,600,000	62,192
Paychex, Inc.	1,975,141	51,907
HOYA CORP.[2]	2,600,400	45,074
Maxim Integrated Products, Inc.	3,700,000	42,254
Texas Instruments Inc.	2,625,000	40,740
Analog Devices, Inc.	1,750,000	33,285
Motorola, Inc.	6,362,500	28,186
eBay Inc.[1]	2,000,000	27,920
QUALCOMM Inc.	750,000	26,872
KLA-Tencor Corp.	1,200,000	26,148
Affiliated Computer Services, Inc., Class A1	503,400	23,131
Redecard SA, ordinary nominative	1,642,950	18,255
Microchip Technology Inc.	820,000	16,015
EMC Corp.[1]	1,475,000	15,443
MEMC Electronic Materials, Inc.[1]	986,800	14,091
Visa Inc., Class A	202,088	10,600
Tyco Electronics Ltd.	578,750	9,382
Western Union Co.	400,000	5,736
Advanced Micro Devices, Inc.[1]	2,000,000	4,320
Apple Inc.[1]	10,000	853
		3,885,945

INDUSTRIALS — 12.63%
General Electric Co.	20,120,000	325,944
United Parcel Service, Inc., Class B	4,250,000	234,430
United Technologies Corp.	4,075,000	218,420
Norfolk Southern Corp.	3,830,736	180,236
General Dynamics Corp.	2,357,000	135,740
Avery Dennison Corp.	3,955,000	129,447
3M Co.	2,088,474	120,171
Precision Castparts Corp.	1,654,000	98,380
Southwest Airlines Co.	10,945,000	94,346
Burlington Northern Santa Fe Corp.	1,231,000	93,199
CSX Corp.	2,553,000	82,896
Lockheed Martin Corp.	965,000	81,137
Waste Management, Inc.	2,150,000	71,251
Rockwell Automation	1,900,000	61,256
Union Pacific Corp.	1,255,000	59,989
FANUC LTD[2]	800,000	56,770
Emerson Electric Co.	1,400,000	51,254
Tyco International Ltd.	2,361,325	51,005
Eaton Corp.	800,000	39,768
Pitney Bowes Inc.	1,552,200	39,550
Ingersoll-Rand Co. Ltd., Class A	1,900,000	32,965
Deere & Co.	550,000	21,076
AMR Corp.[1]	1,500,000	16,005
Continental Airlines, Inc., Class B1	800,000	14,448
		2,309,683

CONSUMER DISCRETIONARY — 11.40%
Time Warner Inc.	33,500,000	337,010
Lowe’s Companies, Inc.	12,480,477	268,580
Target Corp.	5,559,912	191,984
Best Buy Co., Inc.	4,800,000	134,928
News Corp., Class A	9,515,200	86,493
Mattel, Inc.	4,916,498	78,664
Vivendi SA2	2,300,000	75,069
Kohl’s Corp.[1]	1,900,000	68,780
Walt Disney Co.	3,000,000	68,070
Omnicom Group Inc.	2,515,000	67,704
Carnival PLC[2]	2,949,590	64,999
Time Warner Cable Inc., Class A1	2,825,000	60,596
Magna International Inc., Class A	1,988,500	59,516
Carnival Corp., units	2,124,200	51,661
Amazon.com, Inc.[1]	905,000	46,408
Fiat SpA[2]	7,000,000	45,753
VF Corp.	800,000	43,816
Staples, Inc.	2,000,000	35,840
D.R. Horton, Inc.	5,000,000	35,350
Abercrombie & Fitch Co., Class A	1,500,000	34,605
Harley-Davidson, Inc.	1,950,000	33,091
Comcast Corp., Class A	1,800,000	30,384
Royal Caribbean Cruises Ltd.	2,170,000	29,837
Toyota Motor Corp.[2]	900,000	29,395
SEGA SAMMY HOLDINGS INC.[2]	1,880,000	21,767
McDonald’s Corp.	300,000	18,657
Office Depot, Inc.[1]	6,000,000	17,880
Gentex Corp.	1,698,100	14,994
Li & Fung Ltd.[2]	8,490,000	14,649
Home Depot, Inc.	600,000	13,812
Harman International Industries, Inc.	185,000	3,095
		2,083,387

HEALTH CARE — 9.45%
Roche Holding AG2	1,437,460	219,900
Aetna Inc.	5,669,363	161,577
Cardinal Health, Inc.	4,450,000	153,392
Abbott Laboratories	2,603,978	138,974
Merck & Co., Inc.	3,800,000	115,520
Medtronic, Inc.	3,365,000	105,728
UnitedHealth Group Inc.	3,642,000	96,877
Amgen Inc.[1]	1,396,000	80,619
Schering-Plough Corp.	4,552,300	77,526
Medco Health Solutions, Inc.[1]	1,800,000	75,438
Eli Lilly and Co.	1,850,000	74,500
Hologic, Inc.[1]	4,931,300	64,452
Pfizer Inc	3,460,000	61,277
CIGNA Corp.	3,000,000	50,550
WellPoint, Inc.[1]	1,000,000	42,130
AstraZeneca PLC (ADR)	678,400	27,835
AstraZeneca PLC (Sweden)[2]	242,000	9,576
Genentech, Inc.[1]	438,800	36,381
Masimo Corp.[1]	750,000	22,373
Teva Pharmaceutical Industries Ltd. (ADR)	515,000	21,924
Covidien Ltd.	578,750	20,974
Bristol-Myers Squibb Co.	780,000	18,135
ResMed Inc[1]	383,808	14,385
Thermo Fisher Scientific Inc.[1]	390,000	13,287
Johnson & Johnson	200,000	11,966
St. Jude Medical, Inc.[1]	360,000	11,866
ev3 Inc.[1]	234,900	1,433
		1,728,595

ENERGY — 7.79%
Schlumberger Ltd.	6,125,000	259,271
Chevron Corp.	2,913,200	215,489
Royal Dutch Shell PLC, Class A (ADR)	2,000,000	105,880
Royal Dutch Shell PLC, Class B (ADR)	777,391	39,981
Royal Dutch Shell PLC, Class B2	139,816	3,559
Marathon Oil Corp.	4,725,000	129,276
Hess Corp.	1,930,000	103,525
Halliburton Co.	5,530,000	100,535
Devon Energy Corp.	1,475,000	96,922
Baker Hughes Inc.	2,975,000	95,408
ConocoPhillips	1,650,000	85,470
Eni SpA[2]	2,250,000	53,448
EOG Resources, Inc.	700,000	46,606
China National Offshore Oil Corp.[2]	35,000,000	33,263
Canadian Natural Resources, Ltd.	585,000	23,405
Exxon Mobil Corp.	250,000	19,958
Smith International, Inc.	238,800	5,466
Spectra Energy Corp	332,500	5,234
OAO Gazprom (ADR)[2]	142,100	2,037
		1,424,733

CONSUMER STAPLES — 7.16%
PepsiCo, Inc.	4,968,419	272,120
Molson Coors Brewing Co., Class B	4,781,900	233,931
Philip Morris International Inc.	5,375,000	233,866
Avon Products, Inc.	5,207,674	125,140
Wal-Mart Stores, Inc.	1,600,000	89,696
Kraft Foods Inc., Class A	3,025,000	81,221
Kellogg Co.	1,378,300	60,438
Walgreen Co.	2,000,000	49,340
Sara Lee Corp.	5,000,000	48,950
L’Oréal SA2	527,382	45,941
Altria Group, Inc.	1,806,800	27,210
Groupe Danone SA2	325,000	19,664
Kimberly-Clark Corp.	280,000	14,767
Archer Daniels Midland Co.	250,000	7,208
		1,309,492

FINANCIALS — 6.07%
JPMorgan Chase & Co.	5,957,900	187,853
Citigroup Inc.	20,000,000	134,200
Bank of New York Mellon Corp.	4,328,405	122,624
Capital One Financial Corp.	3,350,000	106,832
HSBC Holdings PLC (Hong Kong)[2]	5,600,000	53,760
HSBC Holdings PLC (ADR)	1,086,050	52,858
State Street Corp.	2,300,000	90,459
Arthur J. Gallagher & Co.	2,925,000	75,787
Bank of America Corp.	5,000,000	70,400
American Express Co.	2,500,000	46,375
Banco Santander, SA2	4,687,500	45,352
Marsh & McLennan Companies, Inc.	1,455,000	35,313
American International Group, Inc.	13,866,700	21,771
Allstate Corp.	635,000	20,803
Berkshire Hathaway Inc., Class A1	171	16,519
SLM Corp.[1]	1,257,000	11,187
Freddie Mac	9,940,000	7,256
XL Capital Ltd., Class A	662,440	2,451
Radian Group Inc.	660,000	2,429
Genworth Financial, Inc., Class A	696,500	1,971
Fannie Mae	2,275,000	1,729
Indiabulls Real Estate Ltd. (GDR)[2]	387,915	1,071
Washington Mutual, Inc.[2,3]	12,800,000	—
		1,109,000

TELECOMMUNICATION SERVICES — 4.16%
AT&T Inc.	8,327,100	237,322
Verizon Communications Inc.	6,014,831	203,903
Telephone and Data Systems, Inc.	3,100,700	98,447
Telephone and Data Systems, Inc., Special Common Shares	2,300,900	64,655
Qwest Communications International Inc.	26,710,200	97,225
Sprint Nextel Corp., Series 1[1]	18,674,200	34,174
Embarq Corp.	677,502	24,363
		760,089

UTILITIES — 2.37%
Exelon Corp.	2,735,000	152,093
Dominion Resources, Inc.	2,500,000	89,600
PPL Corp.	1,700,000	52,173
Public Service Enterprise Group Inc.	1,785,000	52,068
FirstEnergy Corp.	930,000	45,179
FPL Group, Inc.	600,000	30,198
Duke Energy Corp.	665,000	9,982
American Electric Power Co., Inc.	67,900	2,260
		433,553

MATERIALS — 2.18%
Air Products and Chemicals, Inc.	2,000,000	100,540
Monsanto Co.	876,300	61,648
Sealed Air Corp.	3,200,000	47,808
Salzgitter AG2	511,743	40,519
United States Steel Corp.	938,820	34,924
Syngenta AG2	175,000	33,692
SSAB Svenskt Stål AB, Class A2	3,276,684	29,092
Potash Corp. of Saskatchewan Inc.	285,000	20,868
Mosaic Co.	407,531	14,101
Dow Chemical Co.	850,000	12,827
MeadWestvaco Corp.	258,200	2,889
		398,908

MISCELLANEOUS — 1.24%
Other common stocks in initial period of acquisition		226,148

Total common stocks (cost: $20,867,667,000)		15,669,533

Rights & warrants — 0.00%

FINANCIALS — 0.00%
Washington Mutual, Inc., warrants, expire 2013[1,2,3]	1,600,000	—

Total rights & warrants (cost: $6,131,000)		—

Convertible securities — 0.29%

FINANCIALS — 0.28%
Citigroup Inc., Series D, 7.00% noncumulative convertible preferred[2,3]	1,777,000	52,225

MISCELLANEOUS — 0.01%
Other convertible securities in initial period of acquisition		1,300

Total convertible securities (cost: $100,321,000)		53,525

	Principal amount
Bonds, notes & other debt instruments — 0.06%	(000)

ENERGY — 0.04%
Marathon Oil Corp. 6.00% 2017	$10,000	8,540

CONSUMER STAPLES — 0.02%
H.J. Heinz Co. 15.59% 2011[4,5]	2,900	3,245

Total bonds, notes & other debt instruments (cost: $11,517,000)		11,785

	Principal amount	Value
Short-term securities — 13.34%	(000)	(000)

Freddie Mac 0.18%–2.70% due 1/23–7/7/2009	$485,830	$485,389
U.S. Treasury Bills 1.40%–1.95% due 1/8–8/27/2009	339,200	339,149
Fannie Mae 0.20%–2.30% due 2/26–7/14/2009	273,330	272,895
Federal Home Loan Bank 0.44%–2.80% due 1/7–6/16/2009	239,420	239,189
Procter & Gamble International Funding S.C.A. 0.15%–1.80% due 1/28–3/9/2009[5]	96,700	96,636
Procter & Gamble Co. 1.55% due 1/9/2009[5]	45,000	44,984
International Bank for Reconstruction and Development 1.10% due 2/4–2/20/2009	91,100	91,056
Enterprise Funding Co. LLC 0.65%–1.00% due 2/24/2009[5]	45,011	44,912
Ranger Funding Co. LLC 1.45% due 1/9/2009[5]	39,900	39,885
Illinois Tool Works Inc. 1.50%–1.80% due 1/6–1/27/2009	71,000	70,967
Medtronic Inc. 0.30%–1.20% due 1/22–2/18/2009[5]	69,600	69,515
AT&T Inc. 0.95%–1.25% due 1/29–2/25/2009[5]	62,200	62,149
United Parcel Service Inc. 0.30%–0.41% due 4/6–4/8/2009[5]	62,000	61,958
Eli Lilly and Co. 1.35% due 1/12–1/14/2009[5]	53,100	53,071
Paccar Financial Corp. 1.20% due 1/14/2009	47,500	47,478
Jupiter Securitization Co., LLC 0.25% due 1/28/2009[5]	30,300	30,294
Park Avenue Receivables Co., LLC 0.60% due 1/14/2009[5]	14,000	13,997
General Electric Capital Corp., FDIC insured, 0.70% due 2/20/2009	42,200	42,188
Chevron Corp. 1.00%–1.15% due 1/21–3/2/2009	40,000	39,977
John Deere Capital Corp. 2.50% due 1/14/2009[5]	40,000	39,977
Hewlett-Packard Co. 1.30% due 1/6/2009[5]	38,111	38,103
Walt Disney Co. 1.05% due 1/16/2009	27,700	27,687
Merck & Co. Inc. 1.15% due 1/20/2009	26,400	26,383
Johnson & Johnson 0.75% due 2/27/2009[5]	25,000	24,992
Walgreen & Co. 0.25% due 1/30/2009[5]	24,900	24,895
Citigroup Funding Inc., FDIC insured, 0.50% due 2/18/2009	23,600	23,594
3M Co. 1.70% due 1/16/2009[5]	22,200	22,188
Honeywell International Inc. 0.30% due 2/20–3/19/2009[5]	19,200	19,189
Caterpillar Financial Services Corp. 0.12% due 3/2/2009	17,600	17,589
Private Export Funding Corp. 0.15% due 3/2/2009[5]	15,000	14,996
HSBC Finance Corp. 0.05% due 1/2/2009	8,000	8,000
Estée Lauder Companies Inc. 1.05% due 1/16/2009[5]	6,000	5,997

Total short-term securities (cost: $2,436,803,000)		2,439,279

Total investment securities (cost: $23,422,439,000)		18,174,122
Other assets less liabilities		110,816

Net assets		$18,284,938
“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]
Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $1,419,023,000 which represented 7.76% of the net assets of the fund.
[3]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date	Cost (000)	Value (000)	Percent of net assets

Citigroup Inc., Series D, 7.00% noncumulative convertible preferred	1/15/2008	$88,850	$52,225	.29%
Washington Mutual, Inc.	4/8/2008	105,869	—	.00
Washington Mutual, Inc., warrants, expire 2013	4/8/2008	6,131	—	.00

Total restricted securities		$200,850	$52,225	.29%

[4]	Coupon rate may change periodically.
[5]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $710,983,000, which represented 3.89% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts                                                                           GDR = Global Depositary Receipts

International Growth and Income Fund
Investment portfolio

December 31, 2008

Common stocks — 64.30%	Shares	Value (000)

HEALTH CARE — 10.59%
Bayer AG, non-registered shares[1]	6,900	$406
Roche Holding AG1	1,920	294
Orion Oyj, Class B1	16,230	275
Novartis AG1	5,021	250
Sonic Healthcare Ltd.[1]	23,075	240
Cochlear Ltd.[1]	5,250	211
		1,676

TELECOMMUNICATION SERVICES — 9.98%
América Móvil, SAB de CV, Series L (ADR)	16,900	524
France Télécom SA1	18,500	519
Telenor ASA[1]	50,700	341
Advanced Info Service PCL[1]	84,000	195
		1,579

CONSUMER DISCRETIONARY — 8.06%
Vivendi SA1	6,600	215
Esprit Holdings Ltd.[1]	35,700	204
Fiat SpA[1]	28,800	188
Industria de Diseno Textil, SA1	3,150	140
Marks and Spencer Group PLC[1]	41,200	130
H & M Hennes & Mauritz AB, Class B1	3,000	118
Belle International Holdings Ltd.[1]	230,000	102
Yue Yuen Industrial (Holdings) Ltd.[1]	50,500	100
OPAP (Greek Organization of Football Prognostics) SA1	2,740	79
		1,276

ENERGY — 7.50%
China National Offshore Oil Corp.[1]	460,000	437
Woodside Petroleum Ltd.[1]	11,255	296
Eni SpA[1]	11,600	276
OAO Gazprom (ADR)[1]	12,400	178
		1,187

INDUSTRIALS — 6.88%
Schneider Electric SA1	4,510	338
Sandvik AB1	28,000	179
MAN AG1	2,920	162
Legrand SA1	6,860	132
Geberit AG1	1,000	107
Deutsche Post AG1	5,390	91
AB Volvo, Class B1	14,500	81
		1,090

FINANCIALS — 4.72%
AXA SA1	10,175	227
Banco Santander, SA1	19,200	186
Japan Real Estate Investment Corp.[1]	16	143
Société Générale[1]	2,000	102
Unibail-Rodamco, non-registered shares[1]	600	90
		748

INFORMATION TECHNOLOGY — 3.55%
Taiwan Semiconductor Manufacturing Co. Ltd.[1]	233,000	319
Konica Minolta Holdings, Inc.[1]	11,500	89
Nippon Electric Glass Co., Ltd.[1]	16,000	84
Delta Electronics, Inc.[1]	36,000	70
		562

MATERIALS — 3.21%
Akzo Nobel NV1	9,600	397
Syngenta AG1	580	111
		508

UTILITIES — 3.02%
GDF Suez[1]	6,900	343
RWE AG1	1,500	135
		478

CONSUMER STAPLES — 2.21%
Philip Morris International Inc.	4,700	205
Groupe Danone SA1	2,400	145
		350

MISCELLANEOUS — 4.58%
Other common stocks in initial period of acquisition		725

Total common stocks (cost: $9,112,000)		10,179

Rights & warrants — 0.08%

MISCELLANEOUS — 0.08%
Other rights & warrants in initial period of acquisition		13

Total rights & warrants (cost: $11,000)		13

	Principal amount
Bonds, notes & other debt instruments — 1.49%	(000)

CONSUMER DISCRETIONARY — 0.96%
DaimlerChrysler North America Holding Corp. 7.20% 2009	$156	151

INFORMATION TECHNOLOGY — 0.53%
NXP BV and NXP Funding LLC 9.50% 2015	440	85

Total bonds, notes & other debt instruments (cost: $224,000)		236

	Principal amount	Value
Short-term securities — 25.73%	(000)	(000)

Fannie Mae 0.30% due 3/16/2009	$394	$393
Genentech, Inc. 0.25% due 1/16/2009[2]	380	380
UBS Finance (Delaware) LLC 0.30% due 1/7/2009	300	300
Hewlett-Packard Co. 0.80% due 1/5/2009[2]	300	300
Jupiter Securitization Co., LLC 0.30% due 2/3/2009[2]	300	300
Procter & Gamble Co. 0.90% due 2/20/2009[2]	300	300
KfW 0.70% due 1/15/2009[2]	300	300
AT&T Inc. 0.70% due 2/25/2009[2]	300	300
Unilever Capital Corp. 0.65% due 2/23/2009[2]	300	300
Enterprise Funding Co. LLC 1.40% due 1/12/2009[2]	300	300
Microsoft Corp. 0.30% due 3/13/2009[2]	300	300
Electricité de France 0.85% due 2/2/2009[2]	300	300
BASF AG 0.55% due 2/17/2009[2]	300	299

Total short-term securities (cost: $4,072,000)		4,072

Total investment securities (cost: $13,419,000)		14,500
Other assets less liabilities		1,329

Net assets		$15,829

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,”
was $9,415,000, which represented 59.48% of the net assets of the fund.
[2]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,379,000, which represented 21.35% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

Asset Allocation Fund

Summary investment portfolio, December 31, 2008

Largest individual equity securities	Percent of net assets

Johnson & Johnson	1.97%
AT&T	1.83
Chevron	1.67
Cisco Systems	1.56
General Electric	1.54
Abbott Laboratories	1.49
IBM	1.40
Hewlett-Packard	1.35
BHP Billiton	1.31
Amgen	1.30

Common stocks - 63.33%	Shares	Value (000)	Percent of net assets

Information technology - 13.67%
Cisco Systems, Inc. (1)	6,810,000	$111,003	1.56
International Business Machines Corp.	1,180,000	99,309	1.40
Hewlett-Packard Co.	2,650,000	96,168	1.35
Oracle Corp. (1)	4,522,500	80,184	1.13
Nokia Corp. (ADR)	4,500,000	70,200	.99
Microsoft Corp.	3,600,000	69,984	.98
SAP AG (ADR)	1,900,000	68,818	.97
Applied Materials, Inc.	6,600,000	66,858	.94
Paychex, Inc.	2,420,000	63,598	.89
Yahoo! Inc. (1)	4,000,000	48,800	.69
Google Inc., Class A (1)	145,000	44,609	.63
Other securities		151,665	2.14
		971,196	13.67

Health care - 9.23%
Johnson & Johnson	2,340,000	140,002	1.97
Abbott Laboratories	1,990,000	106,206	1.49
Amgen Inc. (1)	1,600,000	92,400	1.30
Wyeth	1,600,000	60,016	.85
Eli Lilly and Co.	1,200,000	48,324	.68
Bristol-Myers Squibb Co.	2,000,000	46,500	.65
Boston Scientific Corp. (1)	6,000,000	46,440	.65
Medtronic, Inc.	1,250,000	39,275	.55
Other securities		77,097	1.09
		656,260	9.23

Financials - 6.92%
Wells Fargo & Co.	2,800,000	82,544	1.16
JPMorgan Chase & Co.	2,559,800	80,710	1.14
Marsh & McLennan Companies, Inc.	2,440,000	59,219	.83
ACE Ltd.	1,020,000	53,978	.76
Progressive Corp.	2,950,000	43,690	.62
Other securities		171,298	2.41
		491,439	6.92

Industrials - 6.32%
General Electric Co.	6,790,000	109,998	1.54
Boeing Co.	1,750,000	74,673	1.05
United Parcel Service, Inc., Class B	820,000	45,231	.64
Other securities		219,506	3.09
		449,408	6.32

Energy - 5.37%
Chevron Corp.	1,600,000	118,352	1.67
Schlumberger Ltd.	1,350,000	57,145	.80
Apache Corp.	640,000	47,699	.67
Other securities		158,498	2.23
		381,694	5.37

Consumer discretionary - 4.77%
Lowe's Companies, Inc.	3,810,000	81,991	1.15
McDonald's Corp.	830,000	51,618	.73
Best Buy Co., Inc.	1,705,350	47,937	.68
Other securities		157,413	2.21
		338,959	4.77

Materials - 3.82%
BHP Billiton Ltd. (2)	4,340,000	93,242	1.31
Newmont Mining Corp.	2,165,000	88,115	1.24
Other securities		89,832	1.27
		271,189	3.82

Consumer staples - 3.59%
Coca-Cola Co.	1,400,000	63,378	.89
PepsiCo, Inc.	1,000,000	54,770	.77
Archer Daniels Midland Co.	1,670,000	48,146	.68
Other securities		89,020	1.25
		255,314	3.59

Telecommunication services - 3.16%
AT&T Inc.	4,570,000	130,245	1.83
Other securities		94,469	1.33
		224,714	3.16

Utilities - 1.48%
Other securities		105,237	1.48

Miscellaneous - 5.00%
Other common stocks in initial period of acquisition		355,147	5.00

Total common stocks (cost: $5,662,449,000)		4,500,557	63.33

Preferred stocks - 0.18%

Financials - 0.18%
Other securities		$12,688	.18

Total preferred stocks (cost: $24,149,000)		12,688	.18

Rights & warrants - 0.00%

Other - 0.00%
Other securities		-	.00

Total rights & warrants (cost: $117,000)		-	.00

Bonds, notes & other debt instruments - 26.08%	Principal amount (000)	Value (000)	Percent of net assets

Bonds & notes of U.S. government & government agencies - 9.13%
U.S. Treasury:
!3.875% 2010	$164,000	173,728
!4.875% 2012	40,000	44,780
!6.625% 2027	35,000	52,374
!4.50% 2036	35,000	46,534
!1.625%-9.25% 2009-2038 (2) (3)	152,811	170,930	6.87
Fannie Mae 5.25%-7.25% 2011-2030	68,000	81,261	1.14
Freddie Mac 5.25% 2011	30,000	32,678	.46
Federal Home Loan Bank 5.625% 2016	17,375	18,354	.26
Other securities		28,406	.40
		649,045	9.13

Mortgage-backed obligations (4) - 7.85%
Freddie Mac:
!5.00% 2038	49,563	50,589
!6.00% 2038	45,101	46,520
!5.00%-7.50% 2016-2038 (5)	68,890	70,825	2.36
Fannie Mae 0%-7.00% 2009-2047 (2)	162,774	167,197	2.35
Other securities		222,593	3.14
		557,724	7.85

Consumer discretionary - 1.45%
Other securities		103,337	1.45

Financials - 1.34%
JPMorgan Chase Bank NA 6.00% 2017	3,500	3,536
JPMorgan Chase Capital XXII, Series V, 6.45% 2087 (5)	2,560	2,104	.08
Wells Fargo & Co. 4.375% 2013	1,235	1,210	.02
Other securities		88,149	1.24
		94,999	1.34

Telecommunication services - 0.93%
AT&T Inc. 6.40%-6.70% 2013-2038	9,750	10,422
SBC Communications Inc. 4.125%-5.10% 2009-2014	3,375	3,367
AT&T Corp. 8.00% 2031 (5)	2,000	2,520	.23
Other securities		49,438	.70
		65,747	.93

Utilities - 0.92%
Other securities		65,721	.92

Industrials - 0.88%
General Electric Co. 5.25% 2017	4,500	4,494	.06
Other securities		57,937	.82
		62,431	.88

Health care - 0.79%
Other securities		55,949	.79

Other - 2.79%
Electronic Data Systems Corp. 6.00%-7.45% 2013-2029 (5)	4,635	4,863
Hewlett-Packard Co. 5.50% 2018	3,000	3,033	.11
Cisco Systems, Inc. 5.25% 2011	2,375	2,467	.04
Other securities		187,613	2.64
		197,976	2.79

Total bonds, notes & other debt instruments (cost: $2,118,987,000)		1,852,929	26.08

Short-term securities - 9.92%			Percent of net assets

Federal Home Loan Bank 0.20%-2.10% due 1/16-3/13/2009	94,500	94,460	1.33
Freddie Mac 0.25%-0.45% due 5/28-6/24/2009	65,500	65,371	.92
Pfizer Inc 0.80%-1.40% due 1/30-2/2/2009 (6)	59,200	59,140	.83
U.S. Treasury Bills 1.94%-1.945% due 1/15-2/12/2009	49,200	49,198	.69
Medtronic Inc. 1.15% due 1/14/2009 (6)	44,300	44,264	.62
Coca-Cola Co. 1.15% due 1/22/2009 (6)	30,150	30,129	.42
Hewlett-Packard Co. 0.36% due 2/13/2009 (6)	25,000	24,989	.35
Park Avenue Receivables Co., LLC 1.40% due 1/7/2009 (6)	22,700	22,694	.32
Microsoft Corp. 0.30%-0.50% due 2/6-3/13/2009 (6)	20,500	20,489	.29
Lowe's Cos. Inc. 0.35% due 3/16/2009	14,300	14,265	.20
Other securities		280,264	3.95

Total short-term securities (cost: $705,200,000)		705,263	9.92

Total investment securities (cost: $8,510,902,000)		7,071,437	99.51
Other assets less liabilities		34,827	.49

Net assets		$7,106,264	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio. One of these securities (with a value of $3,065,000, which represented .04% of the net assets of the fund) may be subject to legal or contractual restrictions on resale.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on such holdings and related transactions during the year ended December 31, 2008, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 12/31/08 (000)

Rosetta Resources Inc. (1) (6) (7)	2,970,000	-	2,970,000	-	-	-

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
(1) Security did not produce income during the last 12 months.
(2) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Other securities," was $323,009,000, which represented 4.55% of the net assets of the fund.

(3) Index-linked bond whose principal amount moves with a government retail price index.
(4) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(5) Coupon rate may change periodically.
(6) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $571,088,000, which represented 8.04% of the net assets of the fund.

(7)Unaffiliated issuer at 12/31/2008.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to Financial Statements

Asset Allocation Fund
Investment portfolio

December 31, 2008

Common stocks — 63.33%	Shares	Value (000)

INFORMATION TECHNOLOGY — 13.67%
Cisco Systems, Inc.[1]	6,810,000	$111,003
International Business Machines Corp.	1,180,000	99,309
Hewlett-Packard Co.	2,650,000	96,168
Oracle Corp.[1]	4,522,500	80,184
Nokia Corp. (ADR)	4,500,000	70,200
Microsoft Corp.	3,600,000	69,984
SAP AG (ADR)	1,900,000	68,818
Applied Materials, Inc.	6,600,000	66,858
Paychex, Inc.	2,420,000	63,598
Yahoo! Inc.[1]	4,000,000	48,800
Google Inc., Class A1	145,000	44,609
EMC Corp.[1]	4,000,000	41,880
Intel Corp.	2,500,000	36,650
Avnet, Inc.[1]	1,700,000	30,957
Xilinx, Inc.	1,350,000	24,057
Samsung Electronics Co., Ltd.[2]	50,000	18,121
		971,196

HEALTH CARE — 9.23%
Johnson & Johnson	2,340,000	140,002
Abbott Laboratories	1,990,000	106,206
Amgen Inc.[1]	1,600,000	92,400
Wyeth	1,600,000	60,016
Eli Lilly and Co.	1,200,000	48,324
Bristol-Myers Squibb Co.	2,000,000	46,500
Boston Scientific Corp.[1]	6,000,000	46,440
UnitedHealth Group Inc.	1,500,000	39,900
Medtronic, Inc.	1,250,000	39,275
Roche Holding AG2	150,000	22,947
Aetna Inc.	500,000	14,250
		656,260

FINANCIALS — 6.92%
Wells Fargo & Co.	2,800,000	82,544
JPMorgan Chase & Co.	2,559,800	80,710
Marsh & McLennan Companies, Inc.	2,440,000	59,219
ACE Ltd.	1,020,000	53,978
Progressive Corp.	2,950,000	43,690
T. Rowe Price Group, Inc.	1,050,000	37,212
People’s United Financial, Inc.	2,000,000	35,660
Bank of America Corp.	2,350,000	33,088
Moody’s Corp.	1,420,000	28,528
Berkshire Hathaway Inc., Class A1	200	19,320
Citigroup Inc.	2,000,000	13,420
XL Capital Ltd., Class A	1,100,000	4,070
		491,439

INDUSTRIALS — 6.32%
General Electric Co.	6,790,000	109,998
Boeing Co.	1,750,000	74,673
United Parcel Service, Inc., Class B	820,000	45,231
Deere & Co.	1,100,000	42,152
Robert Half International Inc.	2,000,000	41,640
Roper Industries, Inc.	935,000	40,588
IDEX Corp.	1,620,000	39,123
Danaher Corp.	610,000	34,532
ITT Corp.	400,000	18,396
DigitalGlobe Inc.[1,2,3]	1,225,858	3,065
UAL Corp.[1]	910	10
		449,408

ENERGY — 5.37%
Chevron Corp.	1,600,000	118,352
Schlumberger Ltd.	1,350,000	57,145
Apache Corp.	640,000	47,699
Suncor Energy Inc.	2,150,000	41,853
Smith International, Inc.	1,600,000	36,624
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	1,250,000	30,613
Transocean Ltd.[1]	500,000	23,625
Occidental Petroleum Corp.	300,000	17,997
Uranium One Inc.[1]	5,300,000	7,786
		381,694

CONSUMER DISCRETIONARY — 4.77%
Lowe’s Companies, Inc.	3,810,000	81,991
McDonald’s Corp.	830,000	51,618
Best Buy Co., Inc.	1,705,350	47,937
Johnson Controls, Inc.	2,400,000	43,584
Carnival Corp., units	1,560,000	37,939
Target Corp.	950,000	32,804
Magna International Inc., Class A	600,000	17,958
Saks Inc.[1]	3,500,000	15,330
Toyota Motor Corp.[2]	300,000	9,798
		338,959

MATERIALS — 3.82%
BHP Billiton Ltd.[2]	4,340,000	93,242
Newmont Mining Corp.	2,165,000	88,115
Alcoa Inc.	3,000,000	33,780
E.I. du Pont de Nemours and Co.	1,000,000	25,300
Rio Tinto PLC[2]	732,789	16,059
Weyerhaeuser Co.	480,000	14,693
		271,189

CONSUMER STAPLES — 3.59%
Coca-Cola Co.	1,400,000	63,378
PepsiCo, Inc.	1,000,000	54,770
Archer Daniels Midland Co.	1,670,000	48,146
Philip Morris International Inc.	990,000	43,075
Unilever NV (New York registered)	1,730,000	42,471
Origin Enterprises PLC[1,2]	1,773,300	3,474
		255,314

TELECOMMUNICATION SERVICES — 3.16%
AT&T Inc.	4,570,000	130,245
Vodafone Group PLC[2]	20,000,000	40,723
Verizon Communications Inc.	1,200,000	40,680
Sprint Nextel Corp., Series 1[1]	7,000,000	12,810
American Tower Corp., Class A1	7,045	206
COLT Telecom Group SA1,2	51,200	50
		224,714

UTILITIES — 1.48%
Entergy Corp.	450,000	37,408
Exelon Corp.	600,000	33,366
Reliant Energy, Inc.[1]	5,000,000	28,900
KGen Power Corp.[1,2]	570,516	5,563
		105,237

MISCELLANEOUS — 5.00%
Other common stocks in initial period of acquisition		355,147

Total common stocks (cost: $5,662,449,000)		4,500,557

Preferred stocks — 0.18%

FINANCIALS — 0.18%
Bank of America Corp., Series K, 8.00% noncumulative[4]	4,000,000	2,881
BNP Paribas 7.195%[4,5]	4,000,000	2,548
QBE Capital Funding II LP 6.797%[4,5]	3,250,000	1,839
AXA SA, Series B, 6.379%[4,5]	4,000,000	1,793
Barclays Bank PLC 7.434%[4,5]	2,740,000	1,387
SMFG Preferred Capital USD 1 Ltd. 6.078%[4,5]	1,500,000	1,020
BOI Capital Funding (No. 2) LP 5.571%[4,5]	4,500,000	990
XL Capital Ltd., Series E, 6.50%[4]	1,000,000	230

Total preferred stocks (cost: $24,149,000)		12,688

Rights & warrants — 0.00%

TELECOMMUNICATION SERVICES — 0.00%
GT Group Telecom Inc., warrants, expire 2010[1,2,5]	2,250	—

INDUSTRIALS — 0.00%
Atrium Corp., warrants, expire 2018[1,2,5]	1,024	—

Total rights & warrants (cost: $117,000)		—

	Principal amount
Bonds, notes & other debt instruments — 26.08%	(000)

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 9.13%
U.S. Treasury 3.625% 2009	$2,000	2,036
U.S. Treasury 3.875% 2010	164,000	173,728
U.S. Treasury 4.875% 2012	40,000	44,780
U.S. Treasury 4.875% 2012	33,625	37,810
U.S. Treasury 3.625% 2013	37,125	40,811
U.S. Treasury 1.875% 2015[2,6]	22,276	20,956
U.S. Treasury 7.25% 2016	2,000	2,679
U.S. Treasury 9.25% 2016	2,000	2,918
U.S. Treasury 8.875% 2017	3,000	4,467
U.S. Treasury 1.625% 2018[2,6]	23,785	22,513
U.S. Treasury 6.625% 2027	35,000	52,374
U.S. Treasury 5.50% 2028	12,000	16,230
U.S. Treasury 4.50% 2036	35,000	46,534
U.S. Treasury 4.375% 2038[2]	15,000	20,510
Fannie Mae 6.25% 2011	7,625	8,045
Fannie Mae 5.25% 2012	30,000	30,836
Fannie Mae 6.25% 2029	23,375	31,810
Fannie Mae 7.25% 2030	7,000	10,570
Freddie Mac 5.25% 2011	30,000	32,678
Federal Home Loan Bank 5.625% 2016	17,375	18,354
United States Government Agency-Guaranteed (FDIC insured), Regions Bank 3.25% 2011	6,000	6,252
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp., Series L, 3.125% 2012	6,000	6,249
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.875% 2011	6,000	6,204
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	4,250	4,366
United States Government Agency-Guaranteed (FDIC insured), PNC Funding Corp. 2.30% 2012	2,875	2,906
CoBank ACB 2.596% 2022[4,5]	3,445	2,429
		649,045

MORTGAGE-BACKED OBLIGATIONS[7] — 7.85%
Freddie Mac 6.50% 2016	668	696
Freddie Mac 5.00% 2018	1,830	1,889
Freddie Mac 5.00% 2023	3,771	3,881
Freddie Mac 6.00% 2026	16,634	17,197
Freddie Mac, Series T-041, Class 3-A, 7.50% 2032	687	720
Freddie Mac, Series 3233, Class PA, 6.00% 2036	5,305	5,493
Freddie Mac, Series 3312, Class PA, 5.50% 2037	5,428	5,547
Freddie Mac 5.724% 2037[4]	4,473	4,576
Freddie Mac 5.00% 2038	49,563	50,589
Freddie Mac 5.00% 2038	24,421	24,927
Freddie Mac 6.00% 2038	45,101	46,520
Freddie Mac 6.50% 2038	5,673	5,899
Fannie Mae 7.00% 2009	2	2
Fannie Mae 4.89% 2012	10,000	10,489
Fannie Mae 4.00% 2015	4,471	4,432
Fannie Mae 5.50% 2017	1,954	2,017
Fannie Mae 5.00% 2018	5,335	5,505
Fannie Mae 5.50% 2020	9,704	10,032
Fannie Mae 6.00% 2021	438	456
Fannie Mae 6.00% 2021	434	451
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	3,668	3,718
Fannie Mae 6.00% 2026	3,249	3,359
Fannie Mae 5.50% 2033	8,078	8,313
Fannie Mae 5.50% 2033	4,883	5,022
Fannie Mae 4.50% 2035	17,003	17,265
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036	807	676
Fannie Mae 6.00% 2036	17,366	17,912
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	2,817	2,901
Fannie Mae 6.50% 2036	8,148	8,479
Fannie Mae 5.50% 2037	15,951	16,382
Fannie Mae 6.00% 2037	33,549	34,604
Fannie Mae 6.00% 2037[2]	4,295	4,309
Fannie Mae 6.50% 2037	1,931	1,974
Fannie Mae 4.50% 2038	2,992	3,038
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	676	712
Fannie Mae 7.00% 2047	4,032	4,133
Fannie Mae 7.00% 2047	991	1,016
Wells Fargo Mortgage-backed Securities Trust, Series 2003-13, Class A-1, 4.50% 2018	11,719	10,627
Wells Fargo Mortgage-backed Securities Trust, Series 2003-16, Class II-A-1, 4.50% 2018	3,000	2,721
Wells Fargo Mortgage-backed Securities Trust, Series 2006-1, Class A-3, 5.00% 2021	5,506	4,240
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR15, Class A-1, 5.665% 2036[4]	5,237	3,679
CS First Boston Mortgage Securities Corp., Series 2005-7, Class III-A-1, 5.00% 2020	1,616	1,259
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 2034	4,604	4,265
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	1,457	1,015
CS First Boston Mortgage Securities Corp., Series 2001-CP4, Class A-4, 6.18% 2035	3,000	2,910
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	5,000	4,704
Countrywide Alternative Loan Trust, Series 2005-6CB, Class 2-A-1, 5.00% 2020	4,600	3,579
Countrywide Alternative Loan Trust, Series 2005-50CB, Class 3-A-1, 6.00% 2035	3,551	1,799
Countrywide Alternative Loan Trust, Series 2007-14T2, Class A-4, 0.821% 2037[2,4]	4,310	1,810
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3-A-1, 5.854% 2047[4]	13,928	6,454
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-3, 4.561% 2041	16,190	13,319
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.317% 2037[4]	12,000	9,939
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.875% 2045[4]	2,625	2,068
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-4, 5.083% 2042[4]	4,000	3,252
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-4, 5.265% 2044[4]	10,000	8,041
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-2, 4.735% 2042	5,910	5,364
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-3, 4.868% 2042	7,000	5,544
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5-A-1, 5.892% 2036[4]	12,473	6,310
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6-A, 5.923% 2036[4]	1,885	949
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-2, Class 5-A-1, 6.00% 2036[4]	5,466	2,552
Residential Accredit Loans, Inc., Series 2004-QS6, Class A-1, 5.00% 2019	2,884	2,445
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	6,693	3,858
Residential Accredit Loans, Inc., Series 2006-QA1, Class A-III-1, 6.236% 2036[4]	4,347	2,079
Residential Accredit Loans, Inc., Series 2007-QS9, Class A-33, 6.50% 2037	2,714	1,412
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037[5]	3,125	2,567
American Tower Trust I, Series 2007-1A, Class B, 5.537% 2037[2,5]	2,125	1,611
American Tower Trust I, Series 2007-1A, Class D, 5.957% 2037[2,5]	2,375	1,425
American Tower Trust I, Series 2007-1A, Class E, 6.249% 2037[2,5]	2,725	1,500
American Tower Trust I, Series 2007-1A, Class F, 6.639% 2037[2,5]	2,950	1,542
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class B, 6.758% 2033	1,000	968
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	4,654	4,557
Salomon Brothers Commercial Mortgage Trust, Series 2001-C2, Class A-3, 6.499% 2036	2,897	2,743
Commercial Mortgage Trust, Series 2000-C1, Class A-2, 7.416% 2033	2,973	2,976
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	6,000	5,174
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class III-A-1, 6.25% 2037	9,254	5,002
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class IV-A-1, 6.50% 2037	3,548	1,560
Bear Stearns Asset-backed Securities I Trust, Series 2005-AC3, Class II-A-1, 5.25% 2020	7,246	6,204
Merrill Lynch Mortgage Trust, Series 2002-MW1, Class A-3, 5.403% 2034	3,771	3,514
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A-2, 5.202% 2044[4]	1,898	1,775
Tower Ventures, LLC, Series 2006-1, Class A-2, 5.45% 2036[2,5]	4,000	3,429
Tower Ventures, LLC, Series 2006-1, Class F, 7.036% 2036[2,5]	1,460	964
GS Mortgage Securities Corp. II, Series 2001-ROCK, Class D, 6.878% 2018[5]	4,000	4,168
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035[5]	3,800	2,672
Crown Castle Towers LLC, Series 2006-1, Class F, 6.650% 2036[2,5]	1,800	1,030
Crown Castle Towers LLC, Series 2006-1, Class G, 6.795% 2036[2,5]	700	381
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.334% 2045[4]	5,000	4,061
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	5,000	3,809
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.762% 2036[4]	2,384	1,172
IndyMac INDX Mortgage Loan Trust, Series 2006-AR11, Class 6-A-1, 5.84% 2036[4]	3,053	1,334
IndyMac INDX Mortgage Loan Trust, Series 2006-AR25, Class 3-A-1, 6.253% 2036[4]	2,764	1,301
SBA CMBS Trust, Series 2005-1, Class B, 5.565% 2035[2,5]	4,000	2,880
SBA CMBS Trust, Series 2006-1A, Class F, 6.709% 2036[2,5]	335	228
SBA CMBS Trust, Series 2006-1A, Class G, 6.904% 2036[2,5]	335	224
SBA CMBS Trust, Series 2006-1A, Class H, 7.389% 2036[2,5]	335	221
SBA CMBS Trust, Series 2006-1A, Class J, 7.825% 2036[2,5]	335	218
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.563% 2035[4]	6,076	3,423
CHL Mortgage Pass-Through Trust, Series 2006-HYB5, Class 3-A-1B, 5.911% 2036[4]	687	331
Washington Mutual Mortgage, WMALT Series 2005-1, Class 5-A-1, 6.00% 2035	5,842	3,368
GE Capital Commercial Mortgage Corp., Series 2002-1, Class A-3, 6.269% 2035	3,338	3,141
Structured Products Asset Return Certificates Trust, Series 2001-CF1, Class A, 6.36% 2033[2]	2,865	2,726
MASTR Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034	3,548	2,666
Four Times Square Trust, Series 2000-4TS, Class C, 7.86% 2015[5]	2,500	2,600
American Home Mortgage Assets Trust, Series 2007-3, Class II-2A-1, 6.25% 2037[4]	5,461	2,468
Bank of America 5.50% 2012[5]	2,000	2,061
Residential Asset Securitization Trust, Series 2005-A8CB, Class A-11, 6.00% 2035	2,932	1,881
BCAP LLC Trust, Series 2006-AA2, Class A-1, 0.641% 2037[4]	3,751	1,539
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[5]	1,684	1,479
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A-1, 5.50% 2020	1,489	1,358
Citigroup Mortgage Loan Trust, Inc., Series 2005-8, Class I-A4A, 5.572% 2035[2,4]	2,275	1,237
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 4.955% 2034[4]	1,796	1,192
GMAC Commercial Mortgage Securities, Inc., Series 1999-C3, Class C, 7.786% 2036	1,000	995
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	807	790
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2-A-1, 4.842% 2033[4]	852	723
J.P. Morgan Mortgage Trust, Series 2006-A7, Class 2-A-4, 5.793% 2037[4]	1,550	711
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.461% 2027[4,5]	395	395
Citigroup Commercial Mortgage Trust, Series 2004-C2, Class A-1, 3.787% 2041	68	67
Government National Mortgage Assn. 8.50% 2021	35	38
		557,724

CONSUMER DISCRETIONARY — 1.45%
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	5,650	3,588
Charter Communications Operating, LLC, Term Loan B, 5.47% 2014[4,7,8]	1,980	1,466
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.375% 2014[5]	650	501
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 10.875% 2014[5]	1,075	865
CCH I, LLC and CCH I Capital Corp. 11.00% 2015	4,615	831
Time Warner Inc. 5.875% 2016	6,125	5,499
Comcast Corp. 6.95% 2037	5,000	5,282
MGM MIRAGE 6.75% 2013	1,645	1,110
MGM MIRAGE 13.00% 2013[5]	1,375	1,317
MGM MIRAGE 5.875% 2014	1,750	1,129
MGM MIRAGE 6.625% 2015	925	569
Univision Communications, Inc., Second Lien Term Loan B, 2.961% 2009[4,7,8]	2,748	1,937
Univision Communications Inc. 7.85% 2011	520	276
Univision Communications, Inc., First Lien Term Loan B, 2.711% 2014[4,7,8]	1,410	591
Univision Communications Inc. 9.75% 2015[5,10]	9,085	1,181
Cox Communications, Inc. 7.875% 2009	4,000	3,933
Sun Media Corp. 7.625% 2013	2,000	1,620
Quebecor Media Inc. 7.75% 2016	2,075	1,411
Quebecor Media Inc. 7.75% 2016	1,325	901
Cablevision Systems Corp., Series B, 8.00% 2012	4,050	3,625
Boyd Gaming Corp. 7.75% 2012	1,000	905
Boyd Gaming Corp. 6.75% 2014	1,350	857
Boyd Gaming Corp. 7.125% 2016	2,725	1,621
TL Acquisitions, Inc., Term Loan B, 2.96% 2014[4,7,8]	3,312	2,176
Thomson Learning 0%/13.25% 2015[5,9]	940	277
Thomson Learning 10.50% 2015[5]	2,150	892
CanWest Media Inc., Series B, 8.00% 2012	6,777	3,016
CanWest MediaWorks Inc. 9.25% 2015[5]	500	193
Dollar General Corp. 10.625% 2015	1,750	1,680
Dollar General Corp. 11.875% 2017[4,10]	1,750	1,505
Mohegan Tribal Gaming Authority 8.00% 2012	750	461
Mohegan Tribal Gaming Authority 7.125% 2014	4,750	2,423
Centex Corp. 5.25% 2015	3,285	2,053
Centex Corp. 6.50% 2016	1,090	698
Seneca Gaming Corp. 7.25% 2012	2,100	1,701
Seneca Gaming Corp., Series B, 7.25% 2012	950	770
Time Warner Cable Inc. 6.75% 2018	2,500	2,411
Michaels Stores, Inc., Term Loan B, 2.75% 2013[4,7,8]	985	535
Michaels Stores, Inc. 10.00% 2014	3,575	1,644
Hanesbrands Inc., Series B, 5.698% 2014[4]	3,030	2,151
Toys “R” Us, Inc. 7.625% 2011	4,100	2,029
Pinnacle Entertainment, Inc. 7.50% 2015	3,400	1,989
Allison Transmission Holdings, Inc. 11.00% 2015[5]	750	371
Allison Transmission Holdings, Inc. 11.25% 2015[4,5,10]	3,850	1,540
NTL Cable PLC 8.75% 2014	2,400	1,812
American Media Operations, Inc., Series B, 10.25% 2009	6,325	1,289
American Media Operations, Inc., Series B, 10.25% 2009[5]	125	26
American Media Operations, Inc. 8.875% 2011	1,715	354
American Media Operations, Inc. 8.875% 2011[5]	62	13
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014	2,300	1,587
AMC Entertainment Inc., Series B, 11.00% 2016	2,250	1,583
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	1,725	1,492
Tenneco Automotive Inc. 8.625% 2014	3,865	1,488
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012	2,295	1,480
Mediacom Broadband LLC and Mediacom Broadband Corp. 8.50% 2015	2,250	1,477
Warner Music Group 7.375% 2014	2,500	1,475
Thomson Reuters Corp. 5.95% 2013	1,500	1,398
McGraw-Hill Companies, Inc. 5.375% 2012	1,500	1,366
Neiman Marcus Group, Inc. 9.00% 2015[10]	2,900	1,290
iesy Repository GmbH 10.125% 2015	€1,000	1,178
Sealy Mattress Co. 8.25% 2014	$1,900	1,130
News America Inc. 5.30% 2014	1,165	1,074
K. Hovnanian Enterprises, Inc. 8.875% 2012	1,470	434
K. Hovnanian Enterprises, Inc. 7.75% 2013	2,200	495
K. Hovnanian Enterprises, Inc. 6.50% 2014	250	69
Education Management LLC and Education Management Finance Corp. 8.75% 2014	725	555
Education Management LLC and Education Management Finance Corp. 10.25% 2016	605	442
Standard Pacific Corp. 5.125% 2009	1,002	962
DaimlerChrysler North America Holding Corp. 7.75% 2011	1,000	905
Liberty Media Corp. 8.25% 2030	1,375	796
LBI Media, Inc. 8.50% 2017[2,5]	2,230	780
Macy’s Retail Holdings, Inc. 7.875% 2015	1,065	768
Fox Acquisition LLC 13.375% 2016[5]	1,595	686
TRW Automotive Inc. 7.00% 2014[5]	1,250	669
WDAC Intermediate Corp. 8.375% 2014[5]	1,575	457
WDAC Intermediate Corp. 8.50% 2014	€375	146
Cooper-Standard Automotive Inc. 7.00% 2012	$375	114
Cooper-Standard Automotive Inc. 8.375% 2014	1,875	337
Meritage Homes Corp. 6.25% 2015	825	441
Radio One, Inc. 6.375% 2013	975	334
Dex Media, Inc., Series B, 8.00% 2013	1,750	332
Local T.V. Finance LLC 9.25% 2015[5,10]	1,170	263
Carmike Cinemas, Inc., Delayed Draw, Term Loan, 5.33% 2012[4,7,8]	342	244
Young Broadcasting Inc. 10.00% 2011	3,367	51
Delphi Corp. 6.50% 2013[11]	985	15
		103,337

FINANCIALS — 1.34%
Citigroup Inc. 6.125% 2017	3,105	3,143
Citigroup Capital XXI 8.30% 2077[4]	5,825	4,503
JPMorgan Chase Bank NA 6.00% 2017	3,500	3,536
JPMorgan Chase Capital XXII, Series V, 6.45% 2087[4]	2,560	2,104
Prudential Financial, Inc., Series D, 5.50% 2016	2,000	1,614
Prudential Holdings, LLC, Series C, 8.695% 2023[5,7]	3,000	2,897
Simon Property Group, LP 5.30% 2013	2,500	1,871
Simon Property Group, LP 5.875% 2017	1,500	1,003
Simon Property Group, LP 6.125% 2018	2,000	1,354
Bank of America Corp. 5.30% 2017	4,000	3,804
UniCredito Italiano SpA 5.584% 2017[4,5]	3,500	3,063
HVB Funding Trust III 9.00% 2031[5]	1,600	463
Lazard Group LLC 7.125% 2015	4,845	3,080
Lazard Group LLC 6.85% 2017	395	252
SLM Corp., Series A, 5.00% 2015	5,000	3,176
CIT Group Inc. 7.625% 2012	3,650	3,084
Developers Diversified Realty Corp. 4.625% 2010	3,000	2,114
Developers Diversified Realty Corp. 5.50% 2015	2,000	841
Goldman Sachs Group, Inc. 6.15% 2018	3,000	2,888
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 2010[5]	3,500	2,834
TuranAlem Finance BV 8.50% 2015	4,750	2,066
TuranAlem Finance BV 8.25% 2037[5]	1,750	761
Monumental Global Funding III 4.953% 2014[4,5]	4,000	2,656
HBOS PLC 6.75% 2018[5]	3,000	2,645
Charles Schwab Corp., Series A, 6.375% 2017	2,000	1,854
Schwab Capital Trust I 7.50% 2037[4]	1,500	751
Ford Motor Credit Co. 7.375% 2009	650	571
Ford Motor Credit Co. 8.625% 2010	380	288
Ford Motor Credit Co. 7.375% 2011	1,625	1,236
Ford Motor Credit Co. 7.569% 2012[4]	700	456
Royal Bank of Scotland Group PLC 6.99% (undated)[4,5]	5,100	2,321
Royal Bank of Scotland Group PLC, Series U, 7.64% (undated)[4]	400	160
iStar Financial, Inc. 6.00% 2010	1,635	687
iStar Financial, Inc., Series B, 5.125% 2011	815	285
iStar Financial, Inc. 6.50% 2013	920	276
iStar Financial, Inc., Series B, 5.70% 2014	130	40
iStar Financial, Inc. 6.05% 2015	4,000	1,181
American Express Co. 8.15% 2038	2,000	2,300
MetLife Capital Trust X 9.25% 2068[4,5]	3,000	2,097
HSBK (Europe) BV 7.25% 2017[5]	2,295	1,251
HSBK (Europe) BV 7.25% 2017	1,250	681
Hospitality Properties Trust 6.70% 2018	4,015	1,870
Liberty Mutual Group Inc. 6.50% 2035[5]	1,335	767
Liberty Mutual Group Inc. 7.50% 2036[5]	1,750	1,068
E*TRADE Financial Corp. 8.00% 2011	1,575	725
E*TRADE Financial Corp. 7.875% 2015	2,560	934
Kimco Realty Corp. 5.70% 2017	2,495	1,571
Fifth Third Capital Trust IV 6.50% 2067[4]	3,000	1,501
Northern Rock PLC 5.60% (undated)[4,5]	200	77
Northern Rock PLC 6.594% (undated)[4,5]	3,200	1,232
Capmark Financial Group Inc. 5.875% 2012	2,600	887
Capmark Financial Group Inc. 6.30% 2017	1,500	413
American General Finance Corp., Series J, 6.50% 2017	3,000	1,237
ZFS Finance (USA) Trust V 6.50% 2067[4,5]	3,000	1,231
Wells Fargo & Co. 4.375% 2013	1,235	1,210
Realogy Corp., Letter of Credit, 5.05% 2013[4,7,8]	167	106
Realogy Corp., Term Loan B, 5.706% 2013[4,7,8]	621	393
Realogy Corp. 10.50% 2014	2,275	404
Realogy Corp. 11.75% 2014[10]	1,826	219
Rouse Co. 5.375% 2013	2,000	640
Rouse Co. 6.75% 2013[5]	1,225	447
CNA Financial Corp. 7.25% 2023	1,550	969
Assurant, Inc. 5.625% 2014	1,150	875
Allstate Corp., Series B, 6.125% 2067[4]	1,445	840
Glen Meadow Pass-Through Trust 6.505% 2067[4,5]	2,000	804
Brandywine Operating Partnership, LP 5.75% 2012	1,000	750
PNC Funding Corp., Series II, 6.113% (undated)[4,5]	1,800	744
Agile Property Holdings Ltd. 9.00% 2013	980	540
ProLogis 5.625% 2015	525	262
ProLogis 6.625% 2018	200	96
		94,999

TELECOMMUNICATION SERVICES — 0.93%
SBC Communications Inc. 4.125% 2009	2,250	2,260
AT&T Inc. 6.70% 2013	4,000	4,242
SBC Communications Inc. 5.10% 2014	1,125	1,107
AT&T Corp. 8.00% 2031[4]	2,000	2,520
AT&T Inc. 6.40% 2038	5,750	6,180
American Tower Corp. 7.125% 2012	6,015	5,955
American Tower Corp. 7.50% 2012	250	247
American Tower Corp. 7.00% 2017[2,5]	6,425	6,168
Telecom Italia Capital SA, Series B, 5.25% 2013	2,000	1,527
Telecom Italia Capital SA 7.20% 2036	4,000	3,088
Telecom Italia Capital SA 7.721% 2038	2,850	2,346
Centennial Communications Corp. 9.633% 2013[4]	1,000	975
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	1,475	1,497
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and
Centennial Puerto Rico Operations Corp. 8.125% 2014[4]	3,600	3,672
Verizon Communications Inc. 5.50% 2017	4,125	3,999
Vodafone Group PLC 6.15% 2037	3,500	3,471
Nextel Communications, Inc., Series E, 6.875% 2013	580	247
Nextel Communications, Inc., Series F, 5.95% 2014	5,480	2,304
Sprint Capital Corp. 6.90% 2019	1,080	768
Deutsche Telekom International Finance BV 5.875% 2013	3,000	2,970
Cricket Communications, Inc. 9.375% 2014	2,460	2,226
Windstream Corp. 8.125% 2013	2,225	2,058
Windstream Corp. 8.625% 2016	150	133
ALLTEL Corp., Term Loan B3, 3.939% 2015[4,7,8]	1,521	1,509
ALLTEL Corp., Term Loan B2, 4.371% 2015[4,7,8]	598	591
Millicom International Cellular SA 10.00% 2013	2,010	1,819
MetroPCS Wireless, Inc. 9.25% 2014	1,500	1,350
Hawaiian Telcom Communications, Inc. 8.765% 2013[4,11]	175	10
Hawaiian Telcom Communications, Inc. 9.75% 2013[11]	2,545	204
Hawaiian Telcom Communications, Inc., Term Loan C, 4.75% 2014[4,7,8]	423	165
British Telecommunications PLC 5.95% 2018	160	139
		65,747

UTILITIES — 0.92%
Edison Mission Energy 7.50% 2013	3,725	3,427
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2005-A, 5.00% 2016	4,000	4,053
Edison Mission Energy 7.75% 2016	1,150	1,029
Midwest Generation, LLC, Series B, 8.56% 2016[7]	3,214	3,069
Edison Mission Energy 7.00% 2017	600	525
Edison Mission Energy 7.20% 2019	1,000	825
Edison Mission Energy 7.625% 2027	2,325	1,813
Intergen Power 9.00% 2017[5]	12,725	10,498
Texas Competitive Electric Holdings Co. LLC, Term Loan B2, 5.368% 2014[4,7,8]	1,336	930
Texas Competitive Electric Holdings Co. LLC, Series B, 10.50% 2015[5]	4,685	3,350
Texas Competitive Electric Holdings Co. LLC 10.50% 2015[5]	3,885	2,778
Texas Competitive Electric Holdings Co. LLC 11.25% 2016[5,10]	3,750	1,894
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	4,000	3,881
National Rural Utilities Cooperative Finance Corp., Collateral Trust Bonds, 10.375% 2018	1,750	2,051
NRG Energy, Inc. 7.25% 2014	2,250	2,109
NRG Energy, Inc. 7.375% 2016	2,125	1,982
Veolia Environnement 5.25% 2013	3,650	3,388
Alabama Power Co., Series 2008-B, 5.80% 2013	2,875	2,995
MidAmerican Energy Holdings Co. 6.50% 2037	3,000	2,938
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2016[5]	2,500	2,049
Virginia Electric and Power Co., Series B, 5.95% 2017	1,750	1,765
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series H, 6.25% 2012	1,125	1,073
Sierra Pacific Resources 8.625% 2014	550	499
Pacific Gas and Electric Co., First Mortgage Bonds, 3.60% 2009	1,500	1,496
Public Service Electric and Gas Co., Series E, 5.30% 2018	1,500	1,460
Appalachian Power Co., Series M, 5.55% 2011	1,375	1,363
AES Corp. 8.00% 2020[5]	1,650	1,287
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[5,7]	1,245	1,194
		65,721

INDUSTRIALS — 0.88%
Nielsen Finance LLC, Term Loan B, 4.388% 2013[4,7,8]	1,551	1,055
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014	7,575	6,098
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 2016[9]	10,550	3,877
General Electric Co. 5.25% 2017	4,500	4,494
Koninklijke Philips Electronics NV 5.75% 2018	4,800	4,430
US Investigations Services, Inc., Term Loan B, 4.275% 2015[4,7,8]	742	540
US Investigations Services, Inc. 10.50% 2015[5]	3,100	2,278
US Investigations Services, Inc. 11.75% 2016[5]	1,735	1,102
Union Pacific Corp. 5.75% 2017	805	765
Union Pacific Corp. 5.70% 2018	3,000	2,893
DynCorp International and DIV Capital Corp., Series B, 9.50% 2013	3,553	3,096
Caterpillar Financial Services Corp., Series F, 4.85% 2012	2,125	2,018
Caterpillar Financial Services Corp., Series F, 6.20% 2013	1,000	1,032
Raytheon Co. 4.85% 2011	3,000	3,033
Burlington Northern Santa Fe Corp. 7.00% 2014	1,945	2,032
BNSF Funding Trust I 6.613% 2055[4]	1,115	704
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[2,5,7]	2,975	2,591
Atlas Copco AB 5.60% 2017[5]	2,750	2,588
Allied Waste North America, Inc., Series B, 7.375% 2014	2,415	2,285
Northwest Airlines, Inc., Term Loan B, 4.96% 2013[2,4,7,8]	862	695
Northwest Airlines, Inc., Term Loan A, 3.21% 2018[4,7,8]	2,131	1,577
Navios Maritime Holdings Inc. 9.50% 2014	3,525	1,981
Ashtead Group PLC 8.625% 2015[5]	1,050	556
Ashtead Capital, Inc. 9.00% 2016[5]	2,150	1,118
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015	525	218
Hawker Beechcraft Acquisition Co., LLC 8.875% 2015[10]	3,865	1,333
Hawker Beechcraft Acquisition Co., LLC 9.75% 2017	350	96
DAE Aviation Holdings, Inc. 11.25% 2015[5]	3,200	1,328
ARAMARK Corp., Term Loan B, 3.334% 2014[4,7,8]	146	122
ARAMARK Corp., Letter of Credit, 4.494% 2014[4,7,8]	9	8
ARAMARK Corp. 8.50% 2015	1,125	1,024
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[7]	648	518
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[7]	1,030	607
THL Buildco, Inc. 8.50% 2014	4,480	1,053
Norfolk Southern Corp. 5.75% 2018	980	955
Iron Mountain Inc. 6.625% 2016	980	801
RSC Holdings III, LLC, Second Lien Term Loan B, 7.71% 2013[4,7,8]	895	481
Alion Science and Technology Corp. 10.25% 2015	840	383
Atrium Companies, Inc. 15.00% 2012[5,10]	1,992	269
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019[7]	587	241
United Air Lines, Inc., Series 2001-1, Class A-2, 6.201% 2010[7]	45	42
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[7]	103	96
United Air Lines, Inc., Series 1996-A2, 7.87% 2019[7,11]	1,226	18
		62,431

HEALTH CARE — 0.79%
Tenet Healthcare Corp. 6.375% 2011	2,185	1,699
Tenet Healthcare Corp. 7.375% 2013	2,935	2,106
Tenet Healthcare Corp. 9.875% 2014	3,255	2,636
Tenet Healthcare Corp. 9.25% 2015	3,215	2,604
Bausch & Lomb Inc. 9.875% 2015[5]	10,975	8,286
GlaxoSmithKline Capital Inc. 4.85% 2013	6,625	6,652
Cardinal Health, Inc. 5.80% 2016	7,250	6,569
HealthSouth Corp. 10.75% 2016	5,750	5,304
AstraZeneca PLC 5.40% 2012	2,750	2,907
HCA Inc., Term Loan B, 3.709% 2013[4,7,8]	2,597	2,050
HCA Inc. 10.375% 2016[10]	875	685
VWR Funding, Inc. 10.25% 2015[4,10]	4,025	2,556
Biogen Idec Inc. 6.00% 2013	2,500	2,475
Hospira, Inc. 5.55% 2012	2,395	2,271
Team Finance LLC and Health Finance Corp. 11.25% 2013	2,300	1,817
Mylan Inc., Term Loan B, 4.75% 2014[4,7,8]	1,838	1,567
PTS Acquisition Corp. 9.50% 2015[10]	3,460	1,332
Symbion Inc. 11.75% 2015[10]	2,206	1,169
Viant Holdings Inc. 10.125% 2017[5]	1,621	543
Surgical Care Affiliates, Inc. 8.875% 2015[5,10]	800	492
AMR HoldCo, Inc. and EmCare HoldCo, Inc. 10.00% 2015	245	229
		55,949

ASSET-BACKED OBLIGATIONS[7] — 0.69%
Advanta Business Card Master Trust, Series 2005-A2, Class A-2, 0.638% 2013[4]	9,860	7,888
Rental Car Finance Corp., Series 2005-1, Class A-2, XLCA insured, 4.59% 2011[2,5]	6,860	5,127
Washington Mutual Master Note Trust, Series 2007-A4A, Class A-4, 5.20% 2014[5]	6,600	4,832
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-A, MBIA insured, 5.55% 2014	2,500	1,720
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-4-A, FSA insured, 5.56% 2014	2,750	1,820
Ameriquest Mortgage Securities Inc., Series 2003-12, Class M-1, 1.221% 2034[4]	4,896	3,384
Drive Auto Receivables Trust, Series 2006-2, Class A-3, MBIA insured, 5.33% 2014[5]	3,250	2,793
Citibank Credit Card Issuance Trust, Series 2008, Class A5, 4.85% 2015	2,875	2,529
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 2014[5]	3,000	2,398
CarMax Auto Owner Trust, Series 2007-2, Class A-3, 5.23% 2011	2,472	2,350
CWABS Asset-backed Certificates Trust, Series 2006-14, Class 2-A-2, 0.621% 2037[4]	2,875	2,121
New Century Home Equity Loan Trust, Series 2006-2, Class A-2-b, 0.631% 2036[4]	4,000	2,007
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 1.261% 2019[2,4,5]	2,667	1,467
RAMP Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033	1,822	1,427
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-4, 5.46% 2035	1,800	1,313
Securitized Asset-backed Receivables LLC Trust, Series 2006-NC3, Class A-2B, 0.621% 2036[4]	2,065	878
CPS Auto Receivables Trust, Series 2004-B, Class A-2, XLCA insured, 3.56% 2011[5]	305	282
CPS Auto Receivables Trust, Series 2006-A, Class 1-A-4, FSA insured, 5.33% 2012[5]	626	573
First Investors Auto Owner Trust, Series 2005-A, Class A-2, MBIA insured, 4.23% 2012[5]	811	762
GMAC Mortgage Loan Trust, Series 2006-HE3, Class A-5, FGIC insured, 5.809% 2036[4]	2,000	749
GSAA Home Equity Trust, Series 2006-7, Class AF-5A, 6.205% 2046[4]	750	702
MASTR Asset-backed Securities Trust, Series 2006-AB1, Class A-4, 5.719% 2036[4]	750	579
Home Equity Mortgage Trust, Series 2006-5, Class A-1, 5.50% 2037[4]	2,370	556
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037[4]	483	464
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-2, 3.87% 2011	388	388
Impac CMB Grantor Trust, Series 2004-6, Class 1-A-1, 1.271% 2034[4]	312	124
		49,233

ENERGY — 0.59%
Enterprise Products Operating LLC 9.75% 2014	1,375	1,401
Enterprise Products Operating LP 6.875% 2033	4,025	3,093
Enterprise Products Operating LP 8.375% 2066[4]	235	129
Enterprise Products Operating LP 7.034% 2068[4]	9,155	4,308
Kinder Morgan Energy Partners LP 6.00% 2017	6,285	5,465
Williams Companies, Inc. 7.875% 2021	2,125	1,628
Transcontinental Gas Pipe Line Corp. 7.25% 2026	1,575	1,441
Williams Companies, Inc. 8.75% 2032	2,225	1,661
Ras Laffan Liquefied Natural Gas III 5.838% 2027[2,5,7]	5,000	3,425
Gaz Capital SA 8.146% 2018[5]	1,750	1,242
Gaz Capital SA, Series 9, 6.51% 2022	3,625	2,166
Canadian Natural Resources Ltd. 5.70% 2017	3,000	2,621
Enbridge Energy Partners, LP, Series B, 6.50% 2018	3,000	2,473
Husky Energy Inc. 6.80% 2037	2,750	2,298
Petroplus Finance Ltd. 6.75% 2014[5]	1,750	1,120
Petroplus Finance Ltd. 7.00% 2017[5]	1,550	953
Drummond Co., Inc. 7.375% 2016[5]	3,600	1,764
TransCanada PipeLines Ltd. 6.35% 2067[4]	3,230	1,446
TEPPCO Partners LP 7.00% 2067[4]	2,025	1,087
International Coal Group, Inc. 10.25% 2014	1,250	944
Enbridge Inc. 5.60% 2017	925	787
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	675	534
		41,986

CONSUMER STAPLES — 0.54%
Constellation Brands, Inc. 8.375% 2014	1,275	1,218
Constellation Brands, Inc. 7.25% 2017	7,145	6,788
Stater Bros. Holdings Inc. 8.125% 2012	4,225	3,845
Stater Bros. Holdings Inc. 7.75% 2015	1,250	1,056
British American Tobacco International Finance PLC 9.50% 2018[5]	3,470	3,864
Altria Group, Inc. 9.70% 2018	2,500	2,706
Cott Beverages Inc. 8.00% 2011	4,025	2,475
Kraft Foods Inc. 6.875% 2038	2,375	2,381
Albertson’s, Inc. 7.25% 2013	975	829
Albertson’s, Inc. 8.00% 2031	2,500	1,513
Vitamin Shoppe Industries Inc. 9.649% 2012[4]	2,380	1,690
Duane Reade Inc. 6.496% 2010[4]	1,225	900
Duane Reade Inc. 9.75% 2011	1,445	773
Elizabeth Arden, Inc. 7.75% 2014	2,430	1,592
Delhaize Group 6.50% 2017	1,750	1,591
CVS Caremark Corp. 6.943% 2030[5,7]	2,455	1,547
Dole Food Co., Inc. 7.25% 2010	1,125	790
Dole Food Co., Inc. 8.875% 2011	1,195	753
Yankee Candle Co., Inc., Series B, 8.50% 2015	2,425	1,143
JBS SA 10.50% 2016	1,290	909
		38,363

INFORMATION TECHNOLOGY — 0.53%
Electronic Data Systems Corp., Series B, 6.00% 2013[4]	3,500	3,630
Hewlett-Packard Co. 5.50% 2018	3,000	3,033
Electronic Data Systems Corp. 7.45% 2029	1,135	1,233
First Data Corp., Term Loan B2, 3.211% 2014[4,7,8]	5,926	3,834
Freescale Semiconductor, Inc. 9.875% 2014[4,10]	9,700	2,279
Freescale Semiconductor, Inc. 10.125% 2016	3,525	1,463
Hughes Communications, Inc. 9.50% 2014	4,550	3,720
NXP BV and NXP Funding LLC 8.068% 2013[4]	€750	261
NXP BV and NXP Funding LLC 7.875% 2014	$3,475	1,373
NXP BV and NXP Funding LLC 8.625% 2015	€2,550	657
NXP BV and NXP Funding LLC 9.50% 2015	$6,665	1,283
Ceridian Corp. 11.25% 2015[5]	6,150	3,283
SunGard Data Systems Inc. 9.125% 2013	3,380	2,941
Cisco Systems, Inc. 5.25% 2011	2,375	2,467
Sanmina-SCI Corp. 6.75% 2013	3,575	1,555
Sanmina-SCI Corp. 8.125% 2016	1,925	760
Serena Software, Inc. 10.375% 2016	2,730	1,399
Sensata Technologies BV 8.00% 2014[4]	3,010	1,370
National Semiconductor Corp. 6.15% 2012	1,175	1,053
		37,594

MATERIALS — 0.28%
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	3,390	2,885
Nalco Co. 7.75% 2011	2,615	2,523
ArcelorMittal 5.375% 2013	3,000	2,265
Building Materials Corp. of America 7.75% 2014	2,950	1,873
Plastipak Holdings, Inc. 8.50% 2015[5]	2,750	1,856
International Paper Co. 7.95% 2018	2,300	1,821
Stora Enso Oyj 7.25% 2036[5]	2,000	1,056
Metals USA Holdings Corp. 10.883% 2012[4,10]	2,225	634
Metals USA, Inc. 11.125% 2015	700	417
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	1,681	950
Rockwood Specialties Group, Inc. 7.50% 2014	1,165	903
Georgia Gulf Corp. 9.50% 2014	2,830	863
C10 Capital (SPV) Ltd. 6.722% (undated)[4,5]	1,550	739
AEP Industries Inc. 7.875% 2013	1,125	641
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	910	159
Jefferson Smurfit Corp. (U.S.) 7.50% 2013	1,450	261
		19,846

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 0.16%
German Government 6.25% 2024	€6,000	10,954

Total bonds, notes & other debt instruments (cost: $2,118,987,000)		1,852,929

Short-term securities — 9.92%

Federal Home Loan Bank 0.20%–2.10% due 1/16–3/13/2009	$94,500	94,460
Freddie Mac 0.25%–0.45% due 5/28–6/24/2009	65,500	65,371
Pfizer Inc 0.80%–1.40% due 1/30–2/2/2009[5]	59,200	59,140
U.S. Treasury Bills 1.94%–1.945% due 1/15–2/12/2009	49,200	49,198
Medtronic Inc. 1.15% due 1/14/2009[5]	44,300	44,264
Honeywell International Inc. 2.10% due 1/21/2009[5]	37,200	37,167
Procter & Gamble Co. 0.90% due 2/20/2009[5]	19,300	19,295
Procter & Gamble International Funding S.C.A. 0.35%–1.10% due 1/6–4/3/2009[5]	15,500	15,492
Coca-Cola Co. 1.15% due 1/22/2009[5]	30,150	30,129
Brown-Forman Corp. 0.80% due 2/18/2009[5]	25,000	24,990
Hewlett-Packard Co. 0.36% due 2/13/2009[5]	25,000	24,989
USAA Capital Corp. 1.25% due 2/2/2009	25,000	24,949
Ciesco LLC 0.75% due 3/23/2009[5]	25,000	24,918
Park Avenue Receivables Co., LLC 1.40% due 1/7/2009[5]	22,700	22,694
Emerson Electric Co. 1.03% due 1/13/2009[5]	21,300	21,292
Microsoft Corp. 0.30%–0.50% due 2/6–3/13/2009[5]	20,500	20,489
International Bank for Reconstruction and Development 1.10% due 2/19/2009	14,900	14,896
Eaton Corp. 1.65% due 2/12/2009[5]	14,600	14,570
Lowe’s Cos. Inc. 0.35% due 3/16/2009	14,300	14,265
NetJets Inc. 0.15% due 2/12/2009[5]	13,900	13,898
HSBC Finance Corp. 0.05% due 1/2/2009	12,600	12,600
Walt Disney Co. 0.30% due 4/7/2009	12,400	12,387
Illinois Tool Works Inc. 1.10% due 1/20/2009	10,900	10,893
Private Export Funding Corp. 0.15% due 3/2/2009[5]	10,000	9,997
Estée Lauder Companies Inc. 1.10% due 2/3/2009[5]	9,535	9,525
Eli Lilly and Co. 1.40% due 3/2/2009[5]	7,800	7,797
Merck & Co. Inc. 1.75% due 1/7/2009	5,600	5,598

Total short-term securities (cost: $705,200,000)		705,263

Total investment securities (cost: $8,510,902,000)		7,071,437
Other assets less liabilities		34,827

Net assets		$7,106,264

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $323,009,000, which represented 4.55% of the net assets of the fund.
[3]
Purchased in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 4/14/1999–7/31/2003 at a cost of $1,000,000) may be subject to legal or contractual restrictions on resale.

[4]	Coupon rate may change periodically.
[5]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $571,088,000, which represented 8.04% of the net assets of the fund.

[6]	Index-linked bond whose principal amount moves with a government retail price index.
[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $22,572,000, which represented .32% of the net assets of the fund.

[9]	Step bond; coupon rate will increase at a later date.
[10]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[11]	Scheduled interest and/or principal payment was not received.

Key to abbreviation

ADR = American Depositary Receipts

Bond Fund
Investment portfolio

December 31, 2008

Bonds, notes & other debt instruments — 89.39%	Principal amount (000)	Value (000)

MORTGAGE-BACKED OBLIGATIONS[1] — 29.67%
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	$6,125	$6,526
Fannie Mae, Series 2001-T11, Class B, 5.503% 2011	5,000	5,360
Fannie Mae, Series 2001-T6B, 6.088% 2011	6,750	7,282
Fannie Mae 5.50% 2021	1,374	1,421
Fannie Mae 6.00% 2021	543	565
Fannie Mae 5.50% 2023	28,796	29,724
Fannie Mae 5.50% 2023	15,058	15,544
Fannie Mae 5.50% 2023	5,438	5,613
Fannie Mae, Series 2001-4, Class GA, 10.156% 2025[2]	102	114
Fannie Mae 6.00% 2026	2,886	2,984
Fannie Mae 5.50% 2027	9,045	9,289
Fannie Mae 6.00% 2027	18,372	18,995
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	131	138
Fannie Mae 7.50% 2031	22	23
Fannie Mae, Series 2001-20, Class C, 12.049% 2031[2]	51	58
Fannie Mae 5.50% 2033	14,663	15,089
Fannie Mae 6.50% 2034	11,250	11,724
Fannie Mae 5.00% 2035	2,638	2,699
Fannie Mae 5.50% 2035	1,229	1,263
Fannie Mae 5.00% 2036	10,574	10,818
Fannie Mae 5.50% 2036	3,877	3,982
Fannie Mae 6.00% 2036	7,895	8,143
Fannie Mae 5.382% 2037[2]	9,831	10,011
Fannie Mae 5.50% 2037	10,640	10,927
Fannie Mae 5.783% 2037[2]	10,881	11,151
Fannie Mae 6.00% 2037	12,158	12,540
Fannie Mae 6.00% 2037	3,725	3,767
Fannie Mae 6.166% 2037[2]	13,752	14,146
Fannie Mae 6.50% 2037	26,255	27,321
Fannie Mae 6.50% 2037	8,959	9,323
Fannie Mae 6.50% 2037	3,862	3,948
Fannie Mae 6.50% 2037	3,661	3,743
Fannie Mae 6.50% 2037	2,616	2,722
Fannie Mae 7.00% 2037	11,100	11,642
Fannie Mae 7.00% 2037	6,358	6,541
Fannie Mae 7.00% 2037	4,495	4,624
Fannie Mae 7.00% 2037	3,770	3,879
Fannie Mae 7.00% 2037	3,001	3,087
Fannie Mae 4.442% 2038[2]	4,377	4,394
Fannie Mae 4.50% 2038	9,897	10,050
Fannie Mae 4.539% 2038[2]	1,677	1,690
Fannie Mae 5.00% 2038	57,871	59,188
Fannie Mae 5.322% 2038[2]	2,447	2,496
Fannie Mae 5.50% 2038	22,243	22,854
Fannie Mae 5.50% 2038	12,239	12,569
Fannie Mae 5.50% 2038	10,971	11,267
Fannie Mae 6.00% 2038	44,174	45,563
Fannie Mae 6.00% 2038	5,773	5,955
Fannie Mae 6.50% 2038	11,163	11,616
Fannie Mae 6.50% 2038	10,472	10,897
Fannie Mae 6.50% 2038	6,828	7,105
Fannie Mae 6.50% 2038	4,975	5,176
Fannie Mae 6.50% 2038	4,871	5,068
Fannie Mae 6.50% 2038	4,306	4,402
Fannie Mae 7.00% 2038	3,084	3,173
Fannie Mae 7.00% 2038	1,068	1,120
Fannie Mae 5.00% 2035	25,175	25,726
Fannie Mae 6.00% 2039	52,100	53,675
Fannie Mae 6.50% 2039	39,875	41,439
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	101	107
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	94	98
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	133	140
Freddie Mac 4.00% 2015	1,319	1,334
Freddie Mac 4.50% 2023	14,813	15,177
Freddie Mac 5.50% 2023	5,199	5,368
Freddie Mac 5.50% 2023	3,124	3,226
Freddie Mac 5.00% 2035	5,101	5,208
Freddie Mac 5.50% 2035	2,436	2,496
Freddie Mac 5.50% 2035	2,385	2,445
Freddie Mac, Series 3061, Class PN, 5.50% 2035	1,643	1,695
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036[3]	2,848	2,205
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	2,453	2,079
Freddie Mac, Series 3257, Class PA, 5.50% 2036	6,736	6,942
Freddie Mac 6.00% 2036	45,441	46,871
Freddie Mac 4.763% 2037[2]	3,093	3,125
Freddie Mac 5.50% 2037	6,452	6,612
Freddie Mac, Series 3318, Class JT, 5.50% 2037	5,028	5,145
Freddie Mac 5.50% 2037	4,669	4,784
Freddie Mac 5.50% 2037	2,091	2,143
Freddie Mac 5.722% 2037[2]	5,285	5,421
Freddie Mac 5.857% 2037[2]	1,568	1,609
Freddie Mac 6.00% 2037	49,372	50,922
Freddie Mac 6.00% 2037	30,980	31,955
Freddie Mac 6.00% 2037	11,878	12,251
Freddie Mac 6.00% 2037	3,629	3,743
Freddie Mac 6.50% 2037	17,679	18,076
Freddie Mac 6.50% 2037	15,641	16,275
Freddie Mac 6.50% 2037	8,557	8,905
Freddie Mac 6.50% 2037	4,929	5,039
Freddie Mac 7.00% 2037	3,318	3,388
Freddie Mac 7.00% 2037	3,066	3,131
Freddie Mac 7.00% 2037	1,456	1,487
Freddie Mac 7.00% 2037	1,193	1,219
Freddie Mac 4.651% 2038[2]	5,084	5,112
Freddie Mac 4.966% 2038[2]	1,332	1,348
Freddie Mac 5.00% 2038	12,288	12,542
Freddie Mac 5.00% 2038	9,667	9,867
Freddie Mac 5.00% 2038	5,612	5,728
Freddie Mac 5.00% 2038	5,556	5,684
Freddie Mac 5.00% 2038	4,498	4,591
Freddie Mac 5.00% 2038	3,796	3,875
Freddie Mac 5.00% 2038	3,761	3,839
Freddie Mac 5.00% 2038	265	271
Freddie Mac 5.00% 2038	11	11
Freddie Mac 5.50% 2038	37,978	38,917
Freddie Mac 5.50% 2038	18,110	18,558
Freddie Mac 5.50% 2038	11,553	11,839
Freddie Mac 5.50% 2038	9,834	10,077
Freddie Mac 5.50% 2038	6,481	6,642
Freddie Mac 6.00% 2038	93,303	96,237
Freddie Mac 6.00% 2038	1,854	1,912
Freddie Mac 6.50% 2038	20,362	21,189
Freddie Mac 6.50% 2038	14,665	15,261
Freddie Mac 6.50% 2038	5,332	5,549
Freddie Mac 6.50% 2038	2,263	2,355
Freddie Mac 6.50% 2039	3,125	3,249
Government National Mortgage Assn. 6.00% 2038	41,209	42,603
Government National Mortgage Assn. 6.00% 2038	35,947	37,163
Government National Mortgage Assn. 6.50% 2038	24,750	25,824
Government National Mortgage Assn. 6.50% 2038	13,971	14,573
Government National Mortgage Assn. 6.50% 2039	37,000	38,497
CS First Boston Mortgage Securities Corp., Series 2006-2R, Class A-PO, principal only, 0% 2036[4]	2,076	1,583
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	3,000	2,823
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037	2,000	1,637
CS First Boston Mortgage Securities Corp., Series 2004-C1, Class E, 5.015% 2037[4]	5,000	1,710
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	1,680	1,602
CS First Boston Mortgage Securities Corp., Series 2005-C1, Class A-3, 4.813% 2038	4,000	3,251
CS First Boston Mortgage Securities Corp., Series 2006-C2, Class A-3, 5.658% 2039[2]	1,225	1,001
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040[2]	7,000	5,462
Wells Fargo Alternative Loan Trust, Series 2007-PA4, Class III-A-1, 6.077% 2037[2]	17,623	7,662
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class III-A-1, 6.25% 2037	4,627	2,501
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class IV-A-1, 6.50% 2037	9,314	4,096
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class V-A-1, 7.00% 2037	4,795	2,138
Countrywide Alternative Loan Trust, Series 2005-J8, Class 2-A-1, 5.00% 2020	4,048	3,148
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	2,006	1,482
Countrywide Alternative Loan Trust, Series 2005-64CB, Class 1-A-7, 5.50% 2035	1,387	1,019
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-9, 5.50% 2035	1,193	973
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	2,330	1,819
Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1-A-1, 5.50% 2036	2,298	1,824
Countrywide Alternative Loan Trust, Series 2007-14T2, Class A-4, 0.821% 2037[2,3]	9,264	3,891
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3-A-1, 5.854% 2047[2]	3,278	1,519
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 4-A-1, 5.93% 2047[2]	1,342	640
Nykredit 4.00% 2035	DKr57,615	9,940
Nykredit 5.00% 2038	28,605	5,182
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	$3,574	3,358
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-2, 5.242% 2044	5,000	4,441
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	4,000	3,308
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 2035[3,4]	1,750	1,400
SBA CMBS Trust, Series 2005-1, Class D, 6.219% 2035[3,4]	3,000	1,950
SBA CMBS Trust, Series 2006-1A, Class A, 5.314% 2036[3,4]	3,000	2,400
SBA CMBS Trust, Series 2006-1A, Class F, 6.709% 2036[3,4]	4,500	3,060
SBA CMBS Trust, Series 2006-1A, Class G, 6.904% 2036[3,4]	3,000	2,010
Wells Fargo Mortgage-backed Securities Trust, Series 2003-3, Class II-A-1, 5.25% 2033	957	872
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR15, Class A-1, 5.665% 2036[2]	2,782	1,955
Wells Fargo Mortgage-backed Securities Trust, Series 2007-8, Class II-A-2, 6.00% 2037	7,500	4,182
Wells Fargo Mortgage-backed Securities Trust, Series 2007-10, Class I-A-1, 6.00% 2037	5,728	3,795
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.317% 2037[2]	4,000	3,313
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-LN1, Class H, 5.514% 2037[2,4]	2,000	568
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042	2,343	2,141
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	3,500	3,304
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037[4]	2,000	1,643
American Tower Trust I, Series 2007-1A, Class C, 5.615% 2037[4]	2,000	1,342
American Tower Trust I, Series 2007-1A, Class D, 5.957% 2037[3,4]	4,000	2,400
American Tower Trust I, Series 2007-1A, Class E, 6.249% 2037[3,4]	6,500	3,577
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[4]	3,000	2,550
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035[4]	6,300	4,429
Crown Castle Towers LLC, Series 2006-1, Class E, 6.065% 2036[3,4]	1,000	593
Crown Castle Towers LLC, Series 2006-1, Class F, 6.650% 2036[3,4]	1,300	744
Crown Castle Towers LLC, Series 2006-1, Class G, 6.795% 2036[3,4]	500	272
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	2,008	1,157
Residential Accredit Loans, Inc., Series 2007-QS9, Class A-33, 6.50% 2037	6,514	3,389
Residential Accredit Loans, Inc., Series 2007-QS7, Class II-A-1, 6.75% 2037	4,295	2,690
Bank of America 5.50% 2012[4]	7,000	7,215
GS Mortgage Securities Corp. II, Series 2001-ROCK, Class A-2, 6.624% 2018[3,4]	5,025	5,144
GS Mortgage Securities Corp. II, Series 1998-C1, Class E, 7.19% 2030[2]	1,250	1,245
GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 15.51% 2030[2]	196	195
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A-3-A, 4.949% 2038[2]	2,000	1,579
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A-3, 5.657% 2039[2]	3,160	2,420
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A-5, 4.855% 2041[2]	2,445	1,838
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class AM, 4.805% 2043[2]	1,065	630
CHL Mortgage Pass-Through Trust, Series 2003-50, Class A-1, 5.00% 2018	3,965	3,609
CHL Mortgage Pass-Through Trust, Series 2004-J7, Class 3-A-1, 5.00% 2019	3,065	2,790
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A-1, 5.50% 2020	6,235	5,688
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 2-A-1, 6.50% 2037	7,992	4,315
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 3-A-1, 7.00% 2037	2,194	1,199
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.68% 2034[2]	1,622	1,504
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2-A-3, 5.777% 2036[2]	4,572	2,114
Morgan Stanley Mortgage Loan Trust, Series 2007-11AR, Class 2-A-1, 6.617% 2037[2]	3,837	1,702
Hilton Hotel Pool Trust, Series 2000-HLTA, Class F, 7.75% 2015[4]	5,000	5,250
Tower Ventures, LLC, Series 2006-1, Class C, 5.707% 2036[4]	500	375
Tower Ventures, LLC, Series 2006-1, Class D, 6.052% 2036[3,4]	6,000	4,200
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.762% 2036[2]	4,859	2,388
IndyMac INDX Mortgage Loan Trust, Series 2006-AR25, Class 3-A-1, 6.253% 2036[2]	4,606	2,169
Swedish Government 4.00% 2012	SKr34,000	4,436
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	$956	928
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-2, 6.48% 2035	750	733
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-2, 4.735% 2042	3,000	2,723
Structured Products Asset Return Certificates Trust, Series 2001-CF1, Class A, 6.36% 2033[3]	4,068	3,871
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	1,634	1,606
Banc of America Commercial Mortgage Inc., Series 2005-1, Class A-4, 4.988% 2042[2]	2,550	2,124
Citigroup Mortgage Loan Trust, Inc., Series 2005-8, Class I-A4A, 5.572% 2035[2,3]	6,854	3,727
Lehman Mortgage Trust, Series 2007-6, Class 2-A1, 6.88% 2037[2]	5,073	2,517
Lehman Mortgage Trust, Series 2007-8, Class 3-A1, 7.25% 2037	1,783	1,199
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	3,599	3,472
ABN AMRO Mortgage Corp., Series 2002-10, Class II-A-1, 5.00% 2018	3,887	3,302
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.338% 2044[2]	1,000	747
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.334% 2045[2]	3,000	2,437
Northern Rock PLC 5.625% 2017[4]	3,000	3,006
CitiMortgage Alternative Loan Trust, Series 2005-A1, Class IIA-1, 5.00% 2020	3,836	2,985
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6-A, 5.923% 2036[2]	1,508	759
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-6, Class 3-A-1, 5.884% 2037[2]	1,504	774
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-12, Class 2-A1, 5.929% 2037[2]	2,905	1,389
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class I-A-14, 5.50% 2035	1,155	948
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA11, Class I-A-5, 5.75% 2036	2,604	1,758
Thornburg Mortgage Securities Trust, Series 2006-5, Class A-1, 0.591% 2046[2]	3,364	2,676
Bear Stearns ALT-A Trust, Series 2006-2, Class II-4-A-1, 5.903% 2036[2]	5,933	2,652
Washington Mutual Mortgage, WMALT Series 2006-8, Class A-3-B, 5.784% 2036	5,000	2,645
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	2,940	2,629
Bear Stearns ARM Trust, Series 2003-3, Class III-A-1, 5.131% 2033[2]	519	383
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 4.955% 2034[2]	718	477
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[2]	3,000	1,740
Commercial Mortgage Trust, Series 2000-C1, Class E, 8.132% 2033	2,500	2,469
Chase Mortgage Finance Trust, Series 2003-S9, Class A-1, 5.00% 2018	2,688	2,446
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY5, Class 3-A1, 5.826% 2037[2,3]	3,846	2,346
Structured Asset Securities Corp., Series 2003-29, Class 1-A-1, 4.75% 2018	2,388	2,170
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.461% 2027[2,4]	70	70
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A-3, 5.724% 2049[2]	2,500	1,968
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[4]	2,209	1,939
CSAB Mortgage-backed Trust, Series 2007-1, Class 4-A-8, 7.00% 2037	4,002	1,887
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 2043[2]	1,650	1,288
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-2, 6.592% 2033	1,218	1,197
Merrill Lynch Mortgage Investors, Inc., Series 1999-C1, Class A-2, 7.56% 2031	1,113	1,111
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	1,086	1,064
Residential Asset Securitization Trust, Series 2004-A6, Class A-1, 5.00% 2019	1,270	988
Chase Manhattan Bank — First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class B, 7.619% 2031	750	749
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025	479	481
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-1, 5.585% 2034	225	222
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035	128	127
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032	3	3
		1,638,566

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 14.81%
U.S. Treasury 1.75% 2011	12,060	12,335
U.S. Treasury 4.50% 2011	4,850	5,245
U.S. Treasury 4.50% 2012	30,000	33,168
U.S. Treasury 4.875% 2012	15,400	17,240
U.S. Treasury 0.625% 2013[3,5]	11,275	10,833
U.S. Treasury 2.00% 2013	2,030	2,083
U.S. Treasury 3.125% 2013	10,000	10,794
U.S. Treasury 3.375% 2013	30,000	32,775
U.S. Treasury 4.25% 2013	15,000	17,126
U.S. Treasury 2.00% 2014[3,5]	29,312	27,705
U.S. Treasury 7.25% 2016	26,000	34,824
U.S. Treasury 7.50% 2016	46,000	62,812
U.S. Treasury 9.25% 2016	11,000	16,051
U.S. Treasury 4.625% 2017	6,420	7,595
U.S. Treasury 3.50% 2018	10,000	11,073
U.S. Treasury 3.75% 2018	78,515	88,888
U.S. Treasury 3.875% 2018	14,510	16,550
U.S. Treasury 4.00% 2018	2,865	3,309
U.S. Treasury 8.50% 2020	25,500	38,864
U.S. Treasury 7.875% 2021	16,250	24,160
U.S. Treasury 8.125% 2021	15,750	23,908
U.S. Treasury 6.00% 2026	4,000	5,586
Freddie Mac 3.125% 2010	18,070	18,511
Freddie Mac 5.25% 2011	15,250	16,611
Freddie Mac 5.875% 2011	6,539	6,840
Freddie Mac: 5.75% 2012	40,000	44,666
Freddie Mac 5.75% 2016	23,915	24,776
Freddie Mac 5.00% 2018	17,535	17,123
Fannie Mae 5.50% 2011	5,000	5,424
Fannie Mae 5.25% 2012	33,350	34,279
Fannie Mae 3.25% 2013	30,000	31,215
Fannie Mae 4.625% 2013	20,000	20,387
Fannie Mae 5.375% 2017	15,420	17,977
Federal Home Loan Bank 4.00% 2013	30,000	32,004
Federal Home Loan Bank 5.125% 2016	5,250	5,782
Federal Home Loan Bank 5.625% 2016	8,000	8,451
CoBank ACB 7.875% 2018[4]	9,260	9,370
CoBank ACB 2.596% 2022[2,4]	21,925	15,459
United States Agency for International Development, Republic of Egypt 4.45% 2015	5,000	5,532
Small Business Administration, Series 2001-20J, 5.76% 2021[1]	347	359
		817,690

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 10.42%
German Government 3.75% 2013	€6,215	9,179
German Government 4.25% 2014	32,260	49,062
German Government 3.50% 2016	1,665	2,433
German Government, Series 6, 4.00% 2016	2,960	4,446
German Government 3.75% 2017	36,910	54,537
German Government, Series 8, 4.25% 2018	25,360	39,077
German Government 4.75% 2034	5,020	8,082
Japanese Government 1.30% 2011	¥1,114,000	12,527
Japanese Government 1.40% 2012	1,161,000	13,129
Japanese Government 1.50% 2014	720,000	8,264
Japanese Government 1.70% 2016	4,070,450	47,752
Japanese Government 1.70% 2017	698,050	8,158
Japanese Government 2.30% 2035	637,700	7,741
Japanese Government 2.40% 2038	1,049,850	13,110
Israeli Government 6.00% 2010[3]	ILS29,095	8,054
Israeli Government 6.50% 2016[3]	14,615	4,373
Israeli Government 5.50% 2017[3]	46,960	13,109
Israeli Government 6.00% 2019[3]	45,270	13,022
United Mexican States Government Global 9.875% 2010	$1,000	1,082
United Mexican States Government Global 6.375% 2013	1,260	1,329
United Mexican States Government, Series MI10, 9.50% 2014	MXN67,400	5,265
United Mexican States Government, Series M10, 8.00% 2015	37,500	2,728
United Mexican States Government, Series M10, 7.25% 2016	82,500	5,739
United Mexican States Government, Series M10, 7.75% 2017	37,000	2,649
United Mexican States Government, Series M20, 10.00% 2024	48,400	4,036
United Mexican States Government Global 6.05% 2040	$8,500	8,288
United Kingdom 4.75% 2015	£7,726	12,451
United Kingdom 4.00% 2016	2,670	4,167
United Kingdom 5.00% 2018	1,745	2,938
United Kingdom 8.00% 2021	1,030	2,189
United Kingdom 4.75% 2038	3,995	6,904
Swedish Government 5.00% 2009	SKr56,195	7,177
Swedish Government 6.75% 2014	89,810	14,156
Swedish Government 5.00% 2020	39,290	6,248
Queensland Treasury Corp., Series 11, 6.00% 2011	$ A6,040	4,466
Queensland Treasury Corp., Series 15, 6.00% 2015	23,470	17,789
Queensland Treasury Corp., Series 17, 6.00% 2017	4,610	3,544
Belgium (Kingdom of), Series 49, 4.00% 2017	€9,930	14,116
Belgium (Kingdom of), Series 40, 5.50% 2017	3,050	4,803
Spanish Government 6.15% 2013	10,620	16,427
Irish Government 4.50% 2018	3,570	5,034
Irish Government 4.40% 2019	7,080	9,739
Singapore (Republic of) 3.125% 2011	$ S7,530	5,480
Singapore (Republic of) 3.75% 2016	7,095	5,607
South Korean Government 5.25% 2010[3]	KRW7,780,000	6,326
South Korean Government 4.25% 2014[3]	3,350,000	2,657
Polish Government 5.25% 2017	PLN25,590	8,572
French Government O.A.T. Eurobond 4.00% 2018	€5,675	8,308
Kingdom of Denmark 5.00% 2013	DKr39,575	$8,047
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	$5,750	7,201
KfW 1.35% 2014	¥564,000	6,213
Russian Federation 8.25% 2010[1]	$1,167	1,213
Russian Federation 8.25% 2010[1,4]	667	693
Russian Federation 7.50% 2030[1]	4,900	4,300
Malaysian Government 3.833% 2011	MYR18,060	5,346
European Investment Bank 6.125% 2017	$ A6,000	4,582
Panama (Republic of) Global 7.125% 2026	$390	370
Panama (Republic of) Global 9.375% 2029	500	553
Panama (Republic of) Global 6.70% 2036[1]	3,450	3,122
Netherlands Government Eurobond 4.50% 2017	€2,610	3,902
Colombia (Republic of) Global 7.375% 2017	$1,335	1,395
Colombia (Republic of) Global 11.75% 2020	1,415	1,903
Turkey (Republic of) 7.00% 2019	3,250	3,153
Corporación Andina de Fomento 5.75% 2017	3,000	2,517
Austria (Republic of) 4.30% 2017	€1,100	1,600
Argentina (Republic of) 1.564% 2012[1,2,3]	$2,000	527
Argentina (Republic of) 5.83% 2033[1,3,5,7]	ARS10,601	965
Canadian Government 4.25% 2026[3,5]	$ C1,303	1,376
El Salvador (Republic of) 7.65% 2035[4]	$580	371
		575,618

FINANCIALS — 9.10%
Countrywide Home Loans, Inc., Series M, 4.125% 2009	2,915	2,881
Countrywide Home Loans, Inc., Series K, 5.625% 2009	4,399	4,380
Countrywide Home Loans, Inc., Series H, 6.25% 2009	826	826
Countrywide Financial Corp., Series A, 4.50% 2010	990	973
Countrywide Financial Corp. 6.25% 2010	$ A1,200	849
Countrywide Financial Corp., Series B, 2.946% 2012[2]	$11,000	9,515
Countrywide Financial Corp., Series B, 5.80% 2012	18,193	17,745
Bank of America Corp. 5.30% 2017	9,245	8,793
General Motors Acceptance Corp. 5.625% 2009	4,000	3,844
General Motors Acceptance Corp. 7.25% 2011[3,4]	6,623	5,961
General Motors Acceptance Corp. 6.625% 2012[3,4]	3,166	2,533
General Motors Acceptance Corp. 6.875% 2012[3,4]	4,432	3,546
General Motors Acceptance Corp. 7.00% 2012[3,4]	2,779	2,251
General Motors Acceptance Corp 7.50% 2013[3,4]	2,116	2,979
General Motors Acceptance Corp 7.50% 2013[3,4]	661	449
General Motors Acceptance Corp. 4.403% 2014[2,3,4]	3,070	1,965
General Motors Acceptance Corp. 6.75% 2014[3,4]	921	672
JPMorgan Chase & Co. 4.891% 2015[2]	5,300	5,327
JPMorgan Chase Bank NA 6.00% 2017	18,350	18,540
Ford Motor Credit Co. 9.75% 2010[2]	9,250	7,403
Ford Motor Credit Co. 7.25% 2011	2,425	1,773
Ford Motor Credit Co. 7.569% 2012[2]	10,755	7,004
Ford Motor Credit Co. 8.00% 2016	4,190	2,733
American General Finance Corp., Series J, 2.429% 2011[2]	5,000	1,920
American International Group, Inc. 4.00% 2011	€1,050	861
International Lease Finance Corp., Series R, 5.40% 2012	$2,500	1,747
International Lease Finance Corp., Series R, 5.625% 2013	6,875	4,595
International Lease Finance Corp., Series R, 5.65% 2014	2,500	1,635
American General Finance Corp., Series J, 6.50% 2017	1,750	722
American General Finance Corp., Series J, 6.90% 2017	8,185	3,547
American General Capital I 6.00% 2067[2,4]	4,020	961
American International Group, Inc., Series A-1, 6.25% 2087[2]	2,500	936
HBOS PLC 6.75% 2018[4]	12,715	11,209
HBOS PLC 6.00% 2033[4]	3,500	2,397
HBOS PLC 5.375% (undated)[2,4]	5,000	2,443
Citigroup Inc. 4.125% 2010	3,000	2,957
Citigroup Capital XXI 8.30% 2077[2]	16,625	12,851
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 3.625% 2012	€1,595	1,669
Westfield Group 5.40% 2012[4]	$5,000	3,838
Westfield Group 5.70% 2016[4]	3,130	2,094
Westfield Group 7.125% 2018[4]	11,000	7,815
UniCredito Italiano SpA 5.584% 2017[2,4]	9,480	8,295
UniCredito Italiano SpA 6.00% 2017[4]	6,700	5,596
National Westminster Bank PLC 7.375% 2009	1,500	1,471
Royal Bank of Scotland Group PLC 5.05% 2015	5,000	4,249
Royal Bank of Scotland Group PLC 6.99% (undated)[2,4]	6,140	2,794
Royal Bank of Scotland Group PLC, Series U, 7.64% (undated)[2]	10,400	4,147
Resona Bank, Ltd. 3.75% 2015[2]	€1,015	1,219
Resona Bank, Ltd. 4.125% (undated)[2,3]	970	662
Resona Bank, Ltd. 5.85% (undated)[2,4]	$18,880	10,716
MetLife, Inc. 5.50% 2014	2,044	1,888
MetLife Capital Trust IV 7.875% 2067[2,4]	2,700	1,697
MetLife Capital Trust X 9.25% 2068[2,4]	11,900	8,317
Liberty Mutual Group Inc. 6.50% 2035[4]	435	250
Liberty Mutual Group Inc. 7.50% 2036[4]	4,875	2,974
Liberty Mutual Group Inc., Series A, 7.80% 2087[4]	3,085	1,386
Liberty Mutual Group Inc., Series C, 10.75% 2088[2,4]	11,910	6,559
HSBK (Europe) BV 7.75% 2013	3,565	2,549
HSBK (Europe) BV 7.75% 2013[4]	505	361
HSBK (Europe) BV 7.25% 2017[4]	13,760	7,499
HSBK (Europe) BV 7.25% 2017	1,310	714
CIT Group Inc. 6.875% 2009	2,500	2,401
CIT Group Inc. 3.796% 2011[2]	5,000	4,109
CIT Group Inc. 5.40% 2013	4,000	3,024
CIT Group Inc. 6.10% 2067[2]	4,500	1,391
Santander Issuances, SA Unipersonal 5.805% 2016[2,4]	7,300	6,571
Abbey National PLC 7.95% 2029	1,735	1,515
Santander Perpetual, SA Unipersonal 4.375% (undated)[2]	€2,065	2,099
Fifth Third Bancorp 8.25% 2038	$3,000	2,484
Fifth Third Capital Trust IV 6.50% 2067[2]	11,440	5,724
PLD International Finance LLC 4.375% 2011	€400	267
ProLogis 5.50% 2012	$2,500	1,507
ProLogis 5.75% 2016	2,355	1,176
ProLogis 6.625% 2018	10,395	4,979
New York Life Global Funding 3.875% 2009[4]	2,250	2,251
New York Life Global Funding 4.65% 2013[4]	5,700	5,513
HSBC Holdings PLC 6.50% 2037	6,960	7,092
Société Générale 5.75% 2016[4]	7,150	6,560
Simon Property Group, LP 4.875% 2010	1,000	909
Simon Property Group, LP 5.875% 2017	2,500	1,672
Simon Property Group, LP 6.125% 2018	5,830	3,946
CNA Financial Corp. 5.85% 2014	625	457
CNA Financial Corp. 6.50% 2016	5,540	3,929
CNA Financial Corp. 7.25% 2023	3,000	1,876
Hospitality Properties Trust 6.85% 2012	340	220
Hospitality Properties Trust 6.75% 2013	1,500	929
Hospitality Properties Trust 5.125% 2015	560	283
Hospitality Properties Trust 6.30% 2016	1,395	643
Hospitality Properties Trust 5.625% 2017	5,315	2,454
Hospitality Properties Trust 6.70% 2018	3,530	1,644
Standard Chartered Bank 6.40% 2017[4]	7,290	6,073
Capmark Financial Group Inc. 3.038% 2010[2]	1,680	858
Capmark Financial Group Inc. 5.875% 2012	4,000	1,365
Capmark Financial Group Inc. 6.30% 2017	13,185	3,630
SLM Corp., Series A, 5.40% 2011	1,210	916
SLM Corp., Series A, 5.45% 2011	5,906	4,664
Lincoln National Corp. 5.65% 2012	3,250	2,680
Lincoln National Corp. 7.00% 2066[2]	6,630	2,788
TuranAlem Finance BV, Series 5, 6.25% 2011	€1,270	717
TuranAlem Finance BV 7.75% 2013[4]	$1,000	405
TuranAlem Finance BV 8.50% 2015	2,750	1,196
TuranAlem Finance BV 8.50% 2015[4]	875	381
TuranAlem Finance BV 8.25% 2037[4]	5,000	2,175
TuranAlem Finance BV, Series 8, 8.25% 2037	1,345	585
Wachovia Bank NA 6.60% 2038	5,000	5,443
Kimco Realty Corp. 6.00% 2012	500	387
Kimco Realty Corp., Series C, 4.82% 2014	2,500	1,781
Kimco Realty Corp. 5.70% 2017	5,000	3,148
Catlin Insurance Ltd. 7.249% (undated)[2,4]	13,110	5,220
PNC Funding Corp. 3.62% 2014[2]	5,000	4,037
PNC Funding Corp., Series II, 6.113% (undated)[2,4]	2,500	1,033
ORIX Corp. 5.48% 2011	6,680	5,025
Chubb Corp. 5.75% 2018	2,480	2,385
Chubb Corp. 6.375% 2067[2]	3,505	2,177
Prudential Holdings, LLC, Series C, 8.695% 2023[1,4]	1,250	1,207
Prudential Financial, Inc. 8.875% 2068[2]	5,000	3,235
ERP Operating LP 4.75% 2009	1,000	983
ERP Operating LP 6.625% 2012	2,000	1,644
ERP Operating LP 6.584% 2015	2,500	1,673
Zions Bancorporation 5.65% 2014	5,000	3,756
Zions Bancorporation 5.50% 2015	740	524
Monumental Global Funding 5.50% 2013[4]	2,490	2,351
Monumental Global Funding III 5.25% 2014[4]	2,000	1,919
Korea Development Bank 5.30% 2013	4,500	4,158
Development Bank of Singapore Ltd. 7.875% 2009[4]	4,000	4,073
Principal Life Insurance Co. 6.25% 2012[4]	4,000	3,978
American Express Co. 6.15% 2017	4,000	3,863
Hartford Financial Services Group, Inc. 6.30% 2018	2,160	1,641
Glen Meadow Pass-Through Trust 6.505% 2067[2,4]	5,250	2,112
Charles Schwab Corp., Series A, 6.375% 2017	3,000	2,781
Schwab Capital Trust I 7.50% 2037[2]	1,740	872
Jackson National Life Global 5.375% 2013[4]	3,900	3,528
Capital One Financial Corp. 6.15% 2016	5,000	3,523
Silicon Valley Bank 5.70% 2012	4,000	3,475
Host Marriott, LP, Series M, 7.00% 2012	4,050	3,453
ACE INA Holdings Inc. 5.875% 2014	1,080	1,006
ACE INA Holdings Inc. 5.80% 2018	1,400	1,262
ACE INA Holdings Inc. 6.70% 2036	1,155	1,015
ZFS Finance (USA) Trust II 6.45% 2065[2,4]	5,000	2,338
ZFS Finance (USA) Trust V 6.50% 2067[2,4]	2,000	821
UnumProvident Corp. 5.859% 2009	2,000	1,908
UnumProvident Finance Co. PLC 6.85% 2015[4]	1,500	1,228
Sumitomo Mitsui Banking Corp. 4.375% 2014[2]	€1,645	2,248
Sumitomo Mitsui Banking Corp. 5.625% (undated)[2,4]	$1,050	779
Sovereign Bancorp, Inc. 8.75% 2018	3,250	2,986
Rouse Co. 3.625% 2009	1,140	479
Rouse Co. 7.20% 2012	2,360	814
Rouse Co. 6.75% 2013[4]	4,500	1,643
Kazkommerts International BV 7.00% 2009[4]	500	433
Kazkommerts International BV 7.875% 2014[4]	800	444
Kazkommerts International BV 8.00% 2015	1,300	618
Kazkommerts International BV 8.00% 2015[4]	1,250	594
Kazkommerts International BV, Series 4, 7.50% 2016	2,000	760
Lazard Group LLC 7.125% 2015	4,265	2,712
Lazard Group LLC 6.85% 2017	70	45
Realogy Corp., Letter of Credit, 5.05% 2013[1,2,8]	104	66
Realogy Corp., Term Loan B, 5.706% 2013[1,2,8]	388	245
Realogy Corp. 10.50% 2014	7,280	1,292
Realogy Corp. 11.75% 2014[7]	5,294	635
Realogy Corp. 12.375% 2015	2,500	350
Northern Rock PLC 5.60% (undated)[2,4]	1,800	693
Northern Rock PLC 6.594% (undated)[2,4]	4,400	1,694
E*TRADE Financial Corp. 8.00% 2011	3,075	1,415
E*TRADE Financial Corp. 7.375% 2013	1,550	566
E*TRADE Financial Corp. 7.875% 2015	1,050	383
Nationwide Mutual Insurance 5.81% 2024[2,3,4]	3,125	1,549
Nationwide Mutual Insurance Co. 8.25% 2031[4]	750	475
Nationwide Mutual Insurance Co. 7.875% 2033[4]	515	304
Nationwide Financial Services, Inc. 6.75% 2067[2]	5,155	2,315
iStar Financial, Inc. 5.375% 2010	3,500	1,610
iStar Financial, Inc. 6.00% 2010	750	315
iStar Financial, Inc., Series B, 5.125% 2011	1,000	350
AXA SA 6.463% (undated)[2,4]	5,000	2,187
Protective Life Insurance Co., Series 2007-D, 5.45% 2012	2,250	1,976
Rodamco Europe Finance BV, Series 5, 3.75% 2012	€1,600	1,869
United Dominion Realty Trust, Inc. 6.50% 2009	$1,000	967
United Dominion Realty Trust, Inc. 5.00% 2012	1,000	749
Developers Diversified Realty Corp. 3.875% 2009	1,000	977
Developers Diversified Realty Corp. 4.625% 2010	1,000	705
Banco Mercantil del Norte, SA 6.135% 2016[4]	1,530	988
Banco Mercantil del Norte, SA 6.862% 2021[2,4]	900	545
Loews Corp. 6.00% 2035	1,800	1,407
City National Corp. 5.125% 2013	1,500	1,286
Lehman Brothers Holdings Inc., Series G, 3.95% 2009[9]	640	64
Lehman Brothers Holdings Inc., Series H, 2.88% 2009[2,9]	1,665	158
Lehman Brothers Holdings Inc., Series G, 4.25% 2010[9]	220	22
Lehman Brothers Holdings Inc. 7.875% 2010[9]	50	5
Lehman Brothers Holdings Inc., Series I, 6.20% 2014[9]	1,910	191
Lehman Brothers Holdings Inc., Series I, 6.875% 2018[9]	6,760	676
Lehman Brothers Holdings Capital Trust VII 5.857% (undated)[2,9]	7,250	1
Banco Santander-Chile 5.375% 2014[4]	1,165	1,077
Shinsei Bank, Ltd. 3.75% 2016[2]	€1,030	594
Shinsei Bank, Ltd. 3.75% 2016[2]	675	389
Chohung Bank 4.50% 2014[2]	$1,030	891
Chevy Chase Bank, FSB 6.875% 2013	1,000	806
Morgan Stanley 10.09% 2017	BRL3,000	756
Barclays Bank PLC 6.05% 2017[4]	$400	353
Barclays Bank PLC 5.926% (undated)[2,4]	1,000	368
Genworth Financial, Inc. 6.15% 2066[2]	6,500	616
Assurant, Inc. 5.625% 2014	765	582
Allstate Corp., Series B, 6.125% 2067[2]	980	570
Assured Guaranty US Holdings Inc., Series A, 6.40% 2066[2]	3,000	450
Advanta Capital Trust I, Series B, 8.99% 2026	500	62
Twin Reefs Asset Trust (XLFA), Series B, 2.825% 2079[2,4]	2,500	28
Downey Financial Corp. 6.50% 2014	4,065	19
		502,649

CONSUMER DISCRETIONARY — 5.40%
Time Warner Cable Inc. 5.40% 2012	5,000	4,672
Time Warner Cable Inc. 8.25% 2014	7,925	8,048
Time Warner Cable Inc. 6.75% 2018	9,000	8,680
Time Warner Cable Inc. 8.75% 2019	1,580	1,721
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 11.75% 2011	1,225	153
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012[4]	6,200	5,115
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	4,425	2,810
Charter Communications Operating, LLC, Term Loan B, 5.47% 2014[1,2,8]	10,049	7,439
Charter Communications Operating, LLC, Term Loan B, 8.50% 2014[1,2,8]	4,963	3,939
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 10.875% 2014[4]	3,000	2,415
CCH I, LLC and CCH I Capital Corp. 11.00% 2015	4,000	720
AOL Time Warner Inc. 6.875% 2012	6,250	6,009
Time Warner Inc. 5.875% 2016	1,510	1,356
AOL Time Warner Inc. 7.625% 2031	10,635	10,480
Time Warner Inc. 6.50% 2036	4,660	4,238
Tele-Communications, Inc. 9.80% 2012	2,000	2,110
Comcast Corp. 5.85% 2015	6,275	5,944
Comcast Corp. 6.30% 2017	3,380	3,296
Comcast Corp. 5.70% 2018	5,425	5,097
Comcast Corp. 6.95% 2037	630	666
Comcast Corp. 6.40% 2038	3,940	3,944
News America Inc. 4.75% 2010	2,000	1,934
News America Holdings Inc. 9.25% 2013	2,500	2,694
News America Holdings Inc. 8.25% 2018	4,885	5,015
News America Inc. 6.65% 2037	5,400	5,362
News America Inc. 6.75% 2038	1,000	992
MGM MIRAGE 6.00% 2009	4,225	4,056
MGM MIRAGE 6.75% 2012	4,000	2,820
MGM MIRAGE 6.75% 2013	1,250	844
MGM MIRAGE 13.00% 2013[4]	3,125	2,992
MGM MIRAGE 5.875% 2014	3,200	2,064
MGM MIRAGE 7.50% 2016	1,000	639
Federated Retail Holdings, Inc. 5.35% 2012	5,056	3,758
Macy’s Retail Holdings, Inc. 7.875% 2015	5,565	4,013
Federated Retail Holdings, Inc. 5.90% 2016	9,115	5,541
Univision Communications, Inc., Second Lien Term Loan B, 2.961% 2009[1,2,8]	559	394
Univision Communications Inc. 7.85% 2011	9,200	4,876
Univision Communications, Inc., First Lien Term Loan B, 2.711% 2014[1,2,8]	5,420	2,270
Univision Communications Inc. 9.75% 2015[4,7]	19,275	2,506
J.C. Penney Co., Inc. 8.00% 2010	6,655	6,462
J.C. Penney Co., Inc. 9.00% 2012	2,485	2,208
J.C. Penney Corp., Inc. 5.75% 2018	1,800	1,197
DaimlerChrysler North America Holding Corp. 8.00% 2010	3,000	2,824
DaimlerChrysler North America Holding Corp., Series E, 5.75% 2011	4,200	3,549
DaimlerChrysler North America Holding Corp. 5.875% 2011	1,300	1,134
DaimlerChrysler North America Holding Corp. 7.75% 2011	2,330	2,109
Target Corp. 6.00% 2018	5,500	5,334
Target Corp. 7.00% 2038	3,230	3,002
Mohegan Tribal Gaming Authority 6.375% 2009	5,250	4,961
Mohegan Tribal Gaming Authority 7.125% 2014	3,300	1,683
Thomson Corp. 6.20% 2012	1,035	992
Thomson Reuters Corp. 6.50% 2018	6,150	5,602
Cox Communications, Inc. 7.875% 2009	1,500	1,475
Cox Communications, Inc. 4.625% 2010	1,750	1,694
Cox Communications, Inc. 5.45% 2014	3,500	3,065
K. Hovnanian Enterprises, Inc. 6.00% 2010	3,225	2,628
K. Hovnanian Enterprises, Inc. 6.50% 2014	1,000	275
K. Hovnanian Enterprises, Inc. 6.25% 2015	2,980	790
K. Hovnanian Enterprises, Inc. 6.25% 2016	2,965	801
K. Hovnanian Enterprises, Inc. 7.50% 2016	1,780	454
K. Hovnanian Enterprises, Inc. 8.625% 2017	4,850	1,237
Standard Pacific Corp. 5.125% 2009	2,000	1,920
Standard Pacific Corp. 6.875% 2011	300	223
Standard Pacific Corp. 7.75% 2013	4,500	2,520
Standard Pacific Corp. 6.25% 2014	1,345	726
Standard Pacific Corp. 7.00% 2015	1,340	703
General Motors Corp. 7.20% 2011	3,210	682
General Motors Corp. 7.125% 2013	9,340	1,751
General Motors Corp. 7.25% 2013	€1,000	286
General Motors Corp. 8.80% 2021	$19,470	3,310
Michaels Stores, Inc., Term Loan B, 2.75% 2013[1,2,8]	2,216	1,204
Michaels Stores, Inc. 10.00% 2014	8,950	4,117
Michaels Stores, Inc. 0%/13.00% 2016[6]	750	139
Toys “R” Us, Inc. 7.625% 2011	8,290	4,104
Toys “R” Us-Delaware, Inc., Term Loan B, 4.831% 2012[1,2,8]	2,000	970
Allison Transmission Holdings, Inc., Term Loan B, 4.64% 2014[1,2,8]	4,869	2,790
Allison Transmission Holdings, Inc. 11.00% 2015[4]	4,350	2,153
CSC Holdings, Inc., Series B, 8.125% 2009	3,750	3,741
Cablevision Systems Corp., Series B, 8.00% 2012	1,000	895
CanWest Media Inc., Series B, 8.00% 2012	10,153	4,518
Ford Motor Co., Term Loan B, 5.00% 2013[1,2,8]	5,171	2,121
FCE Bank PLC 7.125% 2013	€3,000	2,153
Ford Motor Co. 6.50% 2018	$555	136
Ford Motor Co. 8.875% 2022	315	77
NTL Cable PLC 8.75% 2014	3,200	2,416
NTL Cable PLC 8.75% 2014	€1,000	1,003
NTL Cable PLC 9.75% 2014	£700	733
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	$5,200	3,952
Marriott International, Inc., Series J, 5.625% 2013	5,000	3,803
Beazer Homes USA, Inc. 8.625% 2011	5,000	2,675
Beazer Homes USA, Inc. 8.125% 2016	3,145	959
Edcon (Proprietary) Ltd. 6.579% 2014[2]	€6,000	3,386
KB Home 5.875% 2015	$1,630	986
KB Home 6.25% 2015	3,735	2,297
Royal Caribbean Cruises Ltd. 8.00% 2010	1,375	1,182
Royal Caribbean Cruises Ltd. 8.75% 2011	2,675	2,073
D.R. Horton, Inc. 8.00% 2009	2,700	2,693
Seminole Tribe of Florida 5.798% 2013[1,4]	1,350	1,237
Seminole Tribe of Florida 7.804% 2020[1,4]	1,230	1,168
Kabel Deutschland GmbH 10.625% 2014	2,625	2,349
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013	2,275	2,275
Vidéotron Ltée 6.875% 2014	1,625	1,446
Vidéotron Ltée 6.375% 2015	1,000	790
Staples, Inc. 7.375% 2012	2,000	1,949
Thomson Learning 10.50% 2015[4]	4,500	1,868
Boyd Gaming Corp. 7.75% 2012	1,350	1,222
Boyd Gaming Corp. 6.75% 2014	1,000	635
Meritage Corp. 7.731% 2017[3,4]	4,000	1,594
Cinemark USA, Inc., Term Loan B, 2.95% 2013[1,2,8]	831	608
Cinemark, Inc. 0%/9.75% 2014[6]	1,000	814
Liberty Media Corp. 8.25% 2030	2,375	1,374
MDC Holdings, Inc. 5.50% 2013	1,750	1,371
Goodyear Tire & Rubber Co. 6.318% 2009[2]	1,375	1,258
Dex Media West LLC, Dex Media West Finance Co., Series B, 8.50% 2010	750	458
Dex Media, Inc., Series B, 8.00% 2013	1,250	238
Dex Media, Inc., Series B, 0%/9.00% 2013[6]	1,400	266
Dex Media, Inc., Series B, 0%/9.00% 2013[6]	1,250	237
Quebecor Media Inc. 7.75% 2016	1,575	1,071
Dollar General Corp. 11.875% 2017[2,7]	1,150	989
Dillard Department Stores, Inc. 9.125% 2011	1,400	966
Regal Cinemas Corp., Series B, 9.375% 2012[3]	1,000	928
Neiman Marcus Group, Inc. 9.00% 2015[7]	1,900	845
Viacom Inc. 6.25% 2016	1,000	830
Tenneco Automotive Inc. 8.625% 2014	2,000	770
American Media Operations, Inc. 8.875% 2011	3,030	625
American Media Operations, Inc. 8.875% 2011[4]	110	23
Visteon Corp. 8.25% 2010	283	89
Visteon Corp. 7.00% 2014	2,000	310
Visteon Corp. 12.25% 2016[4]	730	179
Radio One, Inc. 6.375% 2013	1,650	565
Education Management LLC and Education Management Finance Corp. 8.75% 2014	650	497
Sealy Mattress Co. 8.25% 2014	800	476
AMC Entertainment Inc. 8.00% 2014	675	418
William Lyon Homes, Inc. 7.625% 2012	1,500	397
Toll Brothers, Inc. 4.95% 2014	280	211
Delphi Automotive Systems Corp. 6.50% 2009[9]	7,500	150
Delphi Corp. 6.50% 2013[9]	480	7
Delphi Automotive Systems Corp. 6.55% 2006[9]	500	10
Delphi Automotive Systems Corp. 7.125% 2029[9]	1,750	35
Harrah’s Operating Co., Inc. 5.625% 2015	664	116
Harrah’s Operating Co., Inc. 10.0% 2018[4]	134	50
Young Broadcasting Inc. 10.00% 2011	2,716	41
		298,250

TELECOMMUNICATION SERVICES — 4.09%
AT&T Corp. 7.30% 2011[2]	1,850	1,923
AT&T Wireless Services, Inc. 7.875% 2011	1,890	1,958
AT&T Inc. 6.70% 2013	4,000	4,242
SBC Communications Inc. 5.10% 2014	2,700	2,657
SBC Communications Inc. 5.625% 2016	6,750	6,790
AT&T Inc. 5.50% 2018	11,335	11,476
AT&T Inc. 5.60% 2018	2,270	2,315
SBC Communications Inc. 6.45% 2034	2,130	2,236
AT&T Inc. 6.40% 2038	2,300	2,472
Verizon Communications Inc. 7.375% 2013[4]	5,000	5,281
Verizon Communications Inc. 5.50% 2017	8,885	8,613
Verizon Communications Inc. 8.50% 2018[4]	7,250	8,509
Verizon Communications Inc. 8.75% 2018	9,000	10,577
Verizon Global Funding Corp. 7.75% 2030	1,900	2,113
Nextel Communications, Inc., Series E, 6.875% 2013	19,770	8,407
Nextel Communications, Inc., Series F, 5.95% 2014	195	82
Nextel Communications, Inc., Series D, 7.375% 2015	18,580	7,807
Sprint Nextel Corp. 6.00% 2016	11,000	7,766
Sprint Capital Corp. 8.75% 2032	5,350	3,618
Olivetti Finance NV 7.25% 2012	€905	1,231
Telecom Italia Capital SA 4.95% 2014	$4,950	3,773
Telecom Italia Capital SA 5.25% 2015	4,000	3,049
Telecom Italia Capital SA 6.999% 2018	7,500	6,094
Telecom Italia SpA 7.75% 2033	€1,350	1,637
Telicom Italia Capital SA 6.00% 2034	$1,800	1,245
Telecom Italia Capital SA 7.20% 2036	350	270
Telecom Italia Capital SA 7.721% 2038	6,750	5,557
Qwest Capital Funding, Inc. 7.90% 2010	4,295	3,930
Qwest Capital Funding, Inc. 7.25% 2011	11,475	9,696
Qwest Communications International Inc. 7.25% 2011	4,000	3,500
Qwest Corp. 8.875% 2012	1,250	1,163
Qwest Capital Funding, Inc. 7.625% 2021	350	235
U S WEST Capital Funding, Inc. 6.875% 2028	700	424
American Tower Corp. 7.125% 2012	5,200	5,148
American Tower Corp. 7.50% 2012	4,500	4,455
American Tower Corp. 7.00% 2017[3,4]	2,650	2,544
British Telecommunications PLC 5.15% 2013	3,375	3,218
British Telecommunications PLC 5.95% 2018	6,825	5,947
Cricket Communications, Inc. 9.375% 2014	7,580	6,860
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	1,700	1,421
Windstream Corp. 8.625% 2016	5,800	5,162
Vodafone Group PLC 6.15% 2037	6,000	5,950
Rogers Wireless Inc. 7.25% 2012	3,825	3,740
Rogers Wireless Inc. 7.50% 2015	1,975	1,958
Centennial Communications Corp. 9.633% 2013[2]	500	488
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	2,000	2,030
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and
Centennial Puerto Rico Operations Corp. 8.125% 2014[2]	2,700	2,754
Singapore Telecommunications Ltd. 6.375% 2011[4]	5,000	5,257
Telefónica Emisiones, SAU 5.984% 2011	5,000	4,934
France Télécom 7.75% 2011[2]	1,000	1,053
France Télécom 10.00% 2031[2]	2,825	3,557
Embarq Corp. 6.738% 2013	5,000	4,229
Cincinnati Bell Inc. 7.25% 2013	3,750	3,319
ALLTEL Corp., Term Loan B3, 3.939% 2015[1,2,8]	2,145	2,128
ALLTEL Corp., Term Loan B2, 4.371% 2015[1,2,8]	848	837
NTELOS Inc., Term Loan B, 2.72% 2011[1,2,8]	2,407	2,038
Intelsat, Ltd. 6.50% 2013	3,000	1,695
Deutsche Telekom International Finance BV 5.875% 2013	1,400	1,386
Digicel Group Ltd. 8.875% 2015[4]	2,000	1,310
MetroPCS Wireless, Inc. 9.25% 2014	975	877
Level 3 Financing, Inc. 9.25% 2014	1,000	585
Hawaiian Telcom Communications, Inc. 8.765% 2013[2,9]	2,195	126
Hawaiian Telcom Communications, Inc. 9.75% 2013[9]	2,870	230
Hawaiian Telcom Communications, Inc., Series B, 12.50% 2015[9]	1,125	11
		225,893

INDUSTRIALS — 3.55%
Delta Air Lines, Inc., Series 2000-1, Class A-1, 7.379% 2011[1]	315	290
Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57% 2012[1]	8,627	7,247
Delta Air Lines, Inc., Series 2000-1, Class B, 7.92% 2012[1]	1,000	665
Delta Air Lines, Inc., Series 2002-1, Class C, 7.779% 2013[1]	238	206
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 2014[1]	10,798	7,818
Northwest Airlines, Inc., Term Loan A, 3.21% 2018[1,2,8]	9,067	6,709
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[1]	1,568	988
Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503% 2011[1]	1,000	775
Continental Airlines, Inc. 8.75% 2011	2,000	1,185
Continental Airlines, Inc., Series 2000-2, Class A-2, 7.487% 2012[1]	3,570	3,213
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[1]	219	153
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[1]	1,279	870
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[1]	1,768	1,291
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[1]	3,083	2,466
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[1]	1,162	930
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021[1]	3,762	2,925
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[1]	586	439
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022[1]	1,325	701
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[1]	2,571	2,006
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[1]	2,409	1,927
American Airlines, Inc., Series 2001-1, Class A-2, 6.817% 2012[1]	1,310	930
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012[1]	1,135	1,009
American Airlines, Inc., Series 2001-2, Class B, 8.608% 2012[1]	1,850	1,281
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[1]	8,535	6,881
AMR Corp. 9.00% 2016	1,500	714
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019[1]	864	354
AMR Corp. 10.20% 2020	1,345	614
AMR Corp. 10.00% 2021[3]	1,200	547
CSX Corp. 6.25% 2015	5,000	4,914
CSX Corp. 7.45% 2038	7,500	7,153
Koninklijke Philips Electronics NV 4.625% 2013	4,300	4,047
Koninklijke Philips Electronics NV 6.875% 2038	7,150	6,807
United Air Lines, Inc., Series 2001-1, Class A-2, 6.201% 2010[1]	185	173
United Air Lines, Inc., Series 2000-2, Class B, 7.811% 2011[1,9]	3,633	4,005
United Air Lines, Inc., Series 2000-2, Class A-2, 7.186% 2012[1]	2,205	2,023
United Air Lines, Inc., Term Loan B, 2.50% 2014[1,2,8]	4,197	1,977
United Air Lines, Inc., Series 2001-1, Class A-1, 6.071% 2014[1]	178	161
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[1]	265	247
United Air Lines, 1991 Equipment Trust Certificates, Series A, 10.11% 2006[1,3,9]	230	0
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 2024[1]	3,777	2,236
Nielsen Finance LLC, Term Loan B, 4.388% 2013[1,2,8]	2,970	2,019
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014	8,800	7,084
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 2016[6]	4,200	1,543
Allied Waste North America, Inc., Series B, 6.50% 2010	1,000	965
Allied Waste North America, Inc., Series B, 5.75% 2011	1,000	938
Allied Waste North America, Inc., Series B, 6.125% 2014	2,750	2,491
Allied Waste North America, Inc., Series B, 7.375% 2014	1,000	946
Allied Waste North America, Inc. 7.25% 2015	2,000	1,862
Allied Waste North America, Inc. 6.875% 2017	2,000	1,863
Kansas City Southern Railway Co. 7.50% 2009	4,200	4,232
TFM, SA de CV 9.375% 2012	3,150	2,898
Kansas City Southern Railway Co. 8.00% 2015	2,000	1,590
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B1, 5.80% 2014[1,2,8]	4,316	2,266
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B2, 7.17% 2014[1,2,8]	4,255	2,234
DAE Aviation Holdings, Inc. 11.25% 2015[4]	8,255	3,426
Burlington Northern Santa Fe Corp. 7.00% 2014	6,480	6,770
BNSF Funding Trust I 6.613% 2055[2]	1,680	1,061
Hutchison Whampoa International Ltd. 7.00% 2011[4]	500	517
Hutchison Whampoa International Ltd. 6.50% 2013[4]	6,750	6,632
Canadian National Railway Co. 4.95% 2014	1,430	1,403
Canadian National Railway Co. 5.55% 2018	5,375	5,377
DynCorp International and DIV Capital Corp. 9.50% 2013[4]	5,000	4,406
DynCorp International and DIV Capital Corp., Series B, 9.50% 2013	2,325	2,026
ARAMARK Corp., Term Loan B, 3.334% 2014[1,2,8]	3,083	2,571
ARAMARK Corp., Letter of Credit, 4.494% 2014[1,2,8]	196	163
ARAMARK Corp. 6.693% 2015[2]	200	152
ARAMARK Corp. 8.50% 2015	2,175	1,979
Union Pacific Corp. 5.75% 2017	1,080	1,026
Union Pacific Corp. 5.70% 2018	3,265	3,149
General Electric Capital Corp., Series A, 2.776% 2018[2]	1,000	608
General Electric Capital Corp., Series A, 3.239% 2026[2]	6,400	3,383
B/E Aerospace 8.50% 2018	4,330	3,908
Ashtead Group PLC 8.625% 2015[4]	1,000	530
Ashtead Capital, Inc. 9.00% 2016[4]	5,660	2,943
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[1,3,4]	1,361	1,186
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[1,4]	1,543	1,477
John Deere Capital Corp. 5.40% 2011	2,000	2,002
John Deere Capital Corp., Series D, 4.50% 2013	500	479
RBS Global, Inc. and Rexnord LLC 9.50% 2014	3,250	2,437
American Standard Inc. 7.625% 2010	2,300	2,301
Atlas Copco AB 5.60% 2017[4]	2,340	2,202
Atrium Companies, Inc., Term Loan B, 12.50% 2012[1,2,7,8]	3,110	1,944
US Investigations Services, Inc. 11.75% 2016[4]	2,955	1,876
Caterpillar Financial Services Corp., Series F, 6.20% 2013	1,610	1,661
USG Corp. 6.30% 2016	2,000	1,235
Waste Management, Inc. 7.375% 2010	650	659
WMX Technologies, Inc. 7.10% 2026	500	416
THL Buildco, Inc. 8.50% 2014	3,225	758
Volvo Treasury AB 5.00% 2017	€590	617
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023[1,4]	$404	405
RSC Holdings III, LLC, Second Lien Term Loan B, 7.71% 2013[1,2,8]	696	374
		195,867

UTILITIES — 2.76%
Edison Mission Energy 7.75% 2016	6,000	5,370
Midwest Generation, LLC, Series B, 8.56% 2016[1]	3,823	3,651
Edison Mission Energy 7.00% 2017	4,050	3,544
Edison Mission Energy 7.20% 2019	5,250	4,331
Edison Mission Energy 7.625% 2027	4,500	3,510
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	10,000	9,702
National Rural Utilities Cooperative Finance Corp. 5.45% 2018	5,000	4,447
National Rural Utilities Cooperative Finance Corp., Collateral Trust Bonds, 10.375% 2018	3,500	4,103
Ohio Edison Co. 6.40% 2016	7,750	6,968
Cleveland Electric Illuminating Co. 8.875% 2018	5,000	5,445
Ohio Edison Co. 6.875% 2036	2,300	2,094
Consumers Energy Co., First Mortgage Bonds, Series P, 5.50% 2016	4,000	3,849
Consumers Energy Co. 5.65% 2018	940	904
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	9,150	9,081
MidAmerican Energy Holdings Co., Series D, 5.00% 2014	2,200	2,083
MidAmerican Energy Co. 5.30% 2018	4,000	3,950
MidAmerican Energy Holdings Co. 5.75% 2018	6,500	6,352
AES Corp. 9.50% 2009	695	693
AES Corp. 9.375% 2010	4,769	4,554
AES Corp. 8.75% 2013[4]	4,358	4,205
AES Red Oak, LLC, Series A, 8.54% 2019[1]	820	726
AES Red Oak, LLC, Series B, 9.20% 2029[1]	2,500	2,163
Texas Competitive Electric Holdings Co. LLC, Term Loan B2, 5.368% 2014[1,2,8]	2,970	2,067
Texas Competitive Electric Holdings Co. LLC 10.50% 2015[4]	7,025	5,023
Texas Competitive Electric Holdings Co. LLC, Series B, 10.25% 2015[4]	6,475	4,630
E.ON International Finance BV 5.80% 2018[4]	9,740	9,123
Veolia Environnement 5.25% 2013	2,070	1,922
Veolia Environnement 6.00% 2018	4,000	3,552
Veolia Environnement 6.125% 2033	€2,740	3,355
ISA Capital do Brasil SA 7.875% 2012[4]	$625	594
ISA Capital do Brasil SA 8.80% 2017[4]	6,200	5,471
NRG Energy, Inc. 7.25% 2014	725	680
NRG Energy, Inc. 7.375% 2016	4,675	4,359
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2016[4]	3,920	3,212
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036[4]	2,000	1,433
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series Q, 5.45% 2013	2,850	2,740
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	150	144
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	1,450	1,392
Israel Electric Corp. Ltd. 7.70% 2018[4]	500	477
Israel Electric Corp. Ltd. 7.25% 2019[4]	2,600	2,429
Public Service Electric and Gas Co., Series E, 5.30% 2018	2,460	2,394
National Grid PLC 6.30% 2016	2,315	2,020
ENEL SpA 5.625% 2027	€1,130	1,350
Scottish Power PLC 5.375% 2015	$1,230	1,106
Cilcorp Inc. 8.70% 2009	1,000	925
Duke Energy Corp., First and Refunding Mortgage Bonds, 5.30% 2015	100	104
		152,227

ASSET-BACKED OBLIGATIONS[1] — 2.53%
Capital One Multi-asset Execution Trust, Series 2004-4, Class C, 1.845% 2012[2]	7,550	6,342
Capital One Multi-asset Execution Trust, Series 2005-1, Class C, 1.595% 2013[2]	13,500	9,355
Capital One Multi-asset Execution Trust, Series 2006-10, Class A, 5.15% 2014	3,320	3,002
Honda Auto Receivables Owner Trust, Series 2006-3, Class A-4, 5.11% 2012	4,750	4,405
Honda Auto Receivables Owner Trust, Series 2006-2, Class A-4, 5.28% 2012	3,500	3,435
Honda Auto Receivables Owner Trust, Series 2007-2, Class A-4, 5.57% 2013	6,750	6,546
Chase Issuance Trust, Series 2005-7, Class A, 4.55% 2013	2,250	2,141
Chase Issuance Trust, Series 2007-A9, Class A, 1.225% 2014[2]	11,500	9,419
AmeriCredit Automobile Receivables Trust, Series 2006-R-M, Class A-2, MBIA insured, 5.42% 2011	5,744	5,325
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-3-A, MBIA insured, 5.42% 2012	4,000	3,676
AmeriCredit Automobile Receivables Trust, Series 2006-B-G, Class A-4, FGIC insured, 5.21% 2013	2,795	2,164
Washington Mutual Master Note Trust, Series 2007-A4A, Class A-4, 5.20% 2014[4]	7,445	5,451
Washington Mutual Master Note Trust, Series 2006-A2A, Class A, 1.245% 2015[2,4]	5,000	3,477
Triad Automobile Receivables Trust, Series 2007-A, Class A-3, FSA insured, 5.28% 2012	9,340	8,756
MBNA Credit Card Master Note Trust, Series 2005-6, Class A, 4.50% 2013	5,250	5,037
MBNA Credit Card Master Note Trust, Series 2002-1, Class C, 6.80% 2014	2,500	1,330
MBNA Credit Card Master Note Trust, Series 2004-1, Class B, 4.45% 2016	2,750	1,599
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-3, FSA insured, 5.17% 2011	2,484	2,479
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.18% 2013	3,750	3,224
Providian Master Note Trust, Series 2006-B1A, Class B-1, 5.35% 2013[4]	6,000	4,500
Nissan Auto Lease Trust, Series 2008-A, Class A-3a, 5.14% 2011	5,000	4,478
Discover Card Master Trust I, Series 2007-3, Class B, Subseries 1, 1.325% 2012[2]	4,000	3,842
ARG Funding Corp., Series 2005-2, Class A-4, AMBAC insured, 4.84% 2011[4]	5,000	3,650
CPS Auto Receivables Trust, Series 2005-D, Class A-2, FSA insured, 5.06% 2012[3,4]	1,980	1,721
CPS Auto Receivables Trust, Series 2007-TFC, Class A-2, XLCA insured, 5.25% 2013[3,4]	2,340	1,872
Drive Auto Receivables Trust, Series 2006-1, Class A-4, FSA insured, 5.54% 2013[4]	4,000	3,566
Susquehanna Auto Lease Trust, Series 2007-1, Class A-3, 5.25% 2010[4]	3,494	3,474
Drivetime Auto Owner Trust, Series 2006-B, Class A-3, MBIA insured, 5.227% 2012[2,4]	3,646	3,322
AmeriCredit Prime Automobile Receivables Trust, Series 2007-2-M, Class A-4-A, MBIA insured, 5.35% 2016	5,000	3,243
Capital One Auto Finance Trust, Series 2007-B, Class A3A, MBIA insured, 5.03% 2012	3,397	3,207
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	3,000	3,005
Citibank Credit Card Issuance Trust, Class 2004-A7, 2.243% 2013[2]	2,700	2,278
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037[2]	1,907	1,832
CWHEQ Home Equity Loan Trust, Series 2007-S1, Class A-6, MBIA insured, 5.693% 2036[2]	3,772	1,627
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2-A, FSA insured, 1.335% 2037[2]	2,436	1,624
CenterPoint Energy Transition Bond Company III, LLC, Series 2008, Class A-2, 5.234% 2023	1,500	1,294
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB4, Class A-2B, 5.723% 2037[2]	1,500	939
Carrington Mortgage Loan Trust, Series 2006-NC5, Class A-5, 0.531% 2037[2]	907	648
Merrill Lynch Mortgage Investors, Inc., Series 2006-RM1, Class A-2B, 5.45% 2037[2]	1,076	627
Vanderbilt Mortgage and Finance, Inc., Series 2001-A, Class B-1, 8.20% 2020	593	568
Conseco Finance Home Loan Trust, Series 1999-G, Class B-2, 10.96% 2029	1,388	501
Securitized Asset-backed Receivables LLC Trust, Series 2006-HE2, Class A-2C, 0.621% 2036[2,3]	1,350	398
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 2017[4]	343	286
Home Equity Mortgage Trust, Series 2006-6, Class 2A-1, 0.571% 2037[2]	1,783	242
		139,907

ENERGY — 2.15%
TransCanada PipeLines Ltd. 6.50% 2018	10,000	9,828
TransCanada PipeLines Ltd. 6.35% 2067[2]	12,250	5,483
Williams Companies, Inc. 6.375% 2010[4]	1,000	933
Williams Companies, Inc. 7.125% 2011	500	460
Williams Companies, Inc. 8.125% 2012	6,180	5,724
Williams Companies, Inc. 7.875% 2021	6,925	5,307
Williams Companies, Inc. 8.75% 2032	2,400	1,792
Gaz Capital SA 5.875% 2015	€1,750	1,530
Gaz Capital SA, Series 13, 6.605% 2018	2,750	2,213
Gaz Capital SA 6.51% 2022[4]	$8,940	5,342
Gaz Capital SA, Series 9, 6.51% 2022	1,750	1,046
Gaz Capital SA 7.288% 2037[4]	2,000	1,190
Rockies Express Pipeline LLC 6.25% 2013[4]	5,000	4,928
Rockies Express Pipeline LLC 6.85% 2018[4]	4,300	3,976
Enterprise Products Operating LLC 5.65% 2013	3,375	3,063
Enterprise Products Operating LP, Series B, 5.00% 2015	1,055	861
Enterprise Products Operating LLC 6.50% 2019	2,380	2,006
Enterprise Products Operating LP 8.375% 2066[2]	3,160	1,740
Enterprise Products Operating LP 7.034% 2068[2]	2,440	1,148
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[1,4]	1,364	1,286
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[1]	19	18
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014[1]	675	611
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014[1,4]	360	326
Ras Laffan Liquefied Natural Gas II 5.298% 2020[1,4]	7,500	5,354
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[1,4]	6,215	4,755
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[1]	3,429	2,623
Kinder Morgan Energy Partners LP 6.00% 2017	380	330
Kinder Morgan Energy Partners LP 6.50% 2037	900	689
Kinder Morgan Energy Partners LP 6.95% 2038	7,000	5,676
Enbridge Energy Partners, LP, Series B, 6.50% 2018	7,940	6,544
Southern Natural Gas Co. 5.90% 2017[4]	2,510	2,002
El Paso Natural Gas Co. 5.95% 2017	1,500	1,199
Tennessee Gas Pipeline Co. 7.00% 2028	2,000	1,540
Williams Partners L.P. and Williams Partners Finance Corp. 7.50% 2011	2,950	2,538
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	2,500	1,978
LUKOIL International Finance BV 6.656% 2022[4]	6,100	3,553
Qatar Petroleum 5.579% 2011[1,4]	3,056	2,858
Delek & Avner-Yam Tethys Ltd. 5.326% 2013[1,4]	2,585	2,609
TEPPCO Partners LP 7.00% 2067[2]	4,700	2,523
Petroleum Export Ltd., Class A-3, 5.265% 2011[1,4]	2,509	2,330
Marathon Oil Corp. 5.90% 2018	2,500	2,091
Pemex Project Funding Master Trust 6.625% 2035	2,000	1,695
Sunoco, Inc. 5.75% 2017	2,000	1,665
Premcor Refining Group Inc. 6.75% 2011	1,250	1,272
Drummond Co., Inc. 7.375% 2016[4]	2,545	1,247
Gulfstream Natural Gas 6.19% 2025[4]	1,220	912
		118,794

HEALTH CARE — 1.79%
HealthSouth Corp. 8.323% 2014[2]	8,180	6,585
HealthSouth Corp. 10.75% 2016	6,715	6,195
Schering-Plough Corp. 5.375% 2014	€1,020	1,329
Schering-Plough Corp. 6.00% 2017	$9,990	9,906
GlaxoSmithKline Capital Inc. 5.65% 2018	8,970	9,439
Tenet Healthcare Corp. 6.375% 2011	700	544
Tenet Healthcare Corp. 7.375% 2013	650	466
Tenet Healthcare Corp. 9.875% 2014	5,090	4,123
Tenet Healthcare Corp. 9.25% 2015	3,995	3,236
Biogen Idec Inc. 6.00% 2013	7,750	7,672
HCA Inc., Term Loan B, 3.709% 2013[1,2,8]	7,370	5,818
HCA Inc. 9.125% 2014	580	539
HCA Inc. 9.25% 2016	680	626
HCA Inc. 9.625% 2016[7]	680	532
Bayer AG 5.00% (undated)[2]	€7,030	7,319
Coventry Health Care, Inc. 6.30% 2014	$7,800	4,778
AstraZeneca PLC 5.40% 2012	4,500	4,756
VWR Funding, Inc. 10.25% 2015[2,7]	7,320	4,648
UnitedHealth Group Inc. 5.375% 2016	5,000	4,413
WellPoint, Inc. 5.25% 2016	625	554
WellPoint, Inc. 5.875% 2017	3,000	2,735
PTS Acquisition Corp. 9.50% 2015[7]	7,295	2,809
Mylan Inc., Term Loan B, 4.75% 2014[1,2,8]	2,548	2,173
Elan Finance PLC and Elan Finance Corp. 7.75% 2011	750	446
Elan Finance PLC and Elan Finance Corp. 6.328% 2013[2]	2,440	1,159
Surgical Care Affiliates, Inc. 10.00% 2017[4]	2,500	1,312
Boston Scientific Corp. 7.00% 2035	1,600	1,192
Humana Inc. 6.45% 2016	1,500	1,188
Cardinal Health, Inc. 5.80% 2016	1,235	1,119
Viant Holdings Inc. 10.125% 2017[4]	3,240	1,085
		98,696

INFORMATION TECHNOLOGY — 1.34%
NXP BV and NXP Funding LLC 7.503% 2013[2]	8,025	2,698
NXP BV and NXP Funding LLC 8.068% 2013[2]	€1,100	383
NXP BV and NXP Funding LLC 7.875% 2014	$15,595	6,160
NXP BV and NXP Funding LLC 8.625% 2015	€3,900	1,005
NXP BV and NXP Funding LLC 9.50% 2015	$12,000	2,310
Freescale Semiconductor, Inc., Term Loan B, 3.931% 2013[1,2,8]	1,280	764
Freescale Semiconductor, Inc. 5.871% 2014[2]	2,500	863
Freescale Semiconductor, Inc. 8.875% 2014	8,350	3,716
Freescale Semiconductor, Inc. 9.125% 2014[2,7]	9,550	2,244
Freescale Semiconductor, Inc. 10.125% 2016	3,500	1,453
Jabil Circuit, Inc. 5.875% 2010	3,060	2,815
Jabil Circuit, Inc. 8.25% 2018	8,300	5,312
Celestica Inc. 7.875% 2011	5,775	5,284
Celestica Inc. 7.625% 2013	1,925	1,588
Oracle Corp. 6.50% 2038	5,000	5,524
Western Union Co. 5.93% 2016	6,000	5,135
SunGard Data Systems Inc. 9.125% 2013	5,500	4,785
Sanmina-SCI Corp. 6.75% 2013	500	218
Sanmina-SCI Corp. 4.746% 2014[2,4]	2,000	1,090
Sanmina-SCI Corp. 8.125% 2016	8,025	3,170
First Data Corp., Term Loan B2, 3.211% 2014[1,2,8]	4,938	3,195
First Data Corp. 9.875% 2015[4]	2,000	1,220
National Semiconductor Corp. 6.15% 2012	4,500	4,033
KLA-Tencor Corp. 6.90% 2018	3,750	2,841
Xerox Corp. 7.125% 2010	2,500	2,347
Ceridian Corp. 11.25% 2015[4]	3,900	2,082
Electronic Data Systems Corp., Series B, 6.00% 2013[2]	1,500	1,556
Exodus Communications, Inc. 11.625% 2010[3,9]	376	0
		73,791

MATERIALS — 0.82%
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	1,675	1,425
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	7,725	6,343
International Paper Co. 7.40% 2014	500	410
International Paper Co. 7.95% 2018	7,785	6,162
C5 Capital (SPV) Ltd. 6.196% (undated)[2,4]	4,900	2,257
C10 Capital (SPV) Ltd. 6.722% (undated)[2,4]	4,589	2,187
Graphic Packaging International, Inc. 8.50% 2011	3,475	2,919
Rohm and Haas Co. 6.00% 2017	3,000	2,735
Stora Enso Oyj 7.25% 2036[4]	4,950	2,613
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	3,433	1,940
Georgia Gulf Corp. 9.50% 2014	6,000	1,830
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	2,000	350
Stone Container Corp. 8.375% 2012	2,250	383
Jefferson Smurfit Corp. (U.S.) 7.50% 2013	2,800	504
Smurfit-Stone Container Enterprises, Inc. 8.00% 2017	2,035	397
NewPage Corp., Series B, 10.00% 2012	3,500	1,558
Rockwood Specialties Group, Inc. 7.625% 2014	€1,500	1,463
Owens-Brockway Glass Container Inc. 6.75% 2014	1,250	1,367
Plastipak Holdings, Inc. 8.50% 2015[4]	$2,000	1,350
UPM-Kymmene Corp. 5.625% 2014[4]	2,000	1,297
Georgia-Pacific Corp. 8.125% 2011	500	472
Georgia-Pacific Corp., First Lien Term Loan B, 3.689% 2012[1,2,8]	890	676
JSG Funding PLC 7.75% 2015	2,000	1,100
Domtar Corp. 5.375% 2013	500	313
Domtar Corp. 7.125% 2015	1,200	786
Algoma Steel Inc. 9.875% 2015[3,4]	3,000	1,050
Abitibi-Consolidated Co. of Canada 15.50% 2010[4]	579	171
Abitibi-Consolidated Co. of Canada 5.496% 2011[2]	1,650	140
Abitibi-Consolidated Inc. 7.75% 2011	2,285	217
Abitibi-Consolidated Co. of Canada 6.00% 2013	460	39
Abitibi-Consolidated Co. of Canada 8.375% 2015	3,715	316
Allegheny Technologies, Inc. 8.375% 2011	500	533
		45,303

CONSUMER STAPLES — 0.73%
Kroger Co. 7.50% 2014	1,650	1,736
Kroger Co. 6.40% 2017	4,130	4,172
Altria Group, Inc. 9.70% 2018	5,000	5,413
Tesco PLC 5.50% 2017[4]	5,035	4,675
Tesco PLC 5.50% 2033	£330	420
SUPERVALU INC., Term Loan B, 2.689% 2012[1,2,8]	$1,792	1,439
SUPERVALU INC. 7.50% 2012	585	518
Albertson’s, Inc. 7.25% 2013	1,790	1,522
Albertson’s, Inc. 8.00% 2031	2,000	1,210
CVS Caremark Corp. 6.943% 2030[1,4]	7,439	4,688
British American Tobacco International Finance PLC 9.50% 2018[4]	4,137	4,606
Stater Bros. Holdings Inc. 8.125% 2012	2,550	2,321
Stater Bros. Holdings Inc. 7.75% 2015	1,425	1,204
Tyson Foods, Inc. 7.85% 2016[2]	3,355	2,499
Kraft Foods Inc. 6.125% 2018	1,575	1,546
Safeway Inc. 6.25% 2014	1,420	1,429
Diageo Capital PLC 5.75% 2017	1,000	969
		40,367

MUNICIPALS — 0.23%
State of Louisiana, Citizens Property Insurance Corp., Assessment Revenue Bonds,
Series 2006-C-3, CIFG insured, 13.00% 2025[2]	10,000	10,000
State of North Carolina, Eastern Municipal Power Agency., Power System Revenue Refunding Bonds, Federally Taxable,
Series 2003-E, 5.55% 2014	1,625	1,560
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, Class A, 6.72% 2025	1,294	961
State of Louisiana, Tobacco Settlement Financing. Corp., Tobacco Settlement Asset-backed Bonds,
Series 2001-A, Class A, 6.36% 2025	203	174
		12,695

Total bonds, notes & other debt instruments (cost: $5,606,588,000)		4,936,313

	Shares or	Value
Convertible securities — 0.37%	principal amount	(000)

FINANCIALS — 0.27%
Bank of America Corp., Series L, 7.25% convertible preferred	20,000	$13,000
Citigroup Inc., Series J, 7.00% noncumulative convertible preferred depositary shares[3,10]	60,000	1,763
		14,763

CONSUMER DISCRETIONARY — 0.10%
Beazer Homes USA, Inc. 4.625% convertible notes 2024	$8,640,000	3,758
Amazon.com, Inc. 6.875% PEACS convertible notes 2010	€1,518,000	2,099
		5,857

MISCELLANEOUS — 0.00%
Other convertible securities in initial period of acquisition		33

Total convertible securities (cost: $36,787,000)		20,653

Preferred stocks — 2.39%	Shares

FINANCIALS — 2.21%
Bank of America Corp., Series K, 8.00% noncumulative[2]	12,600,000	9,076
Bank of America Corp., Series M, 8.125% noncumulative[2]	9,970,000	7,470
SMFG Preferred Capital USD 3 Ltd. 9.50%[2,4]	11,440,000	10,539
SMFG Preferred Capital USD 1 Ltd. 6.078%[2,4]	14,083,000	9,571
Mizuho Capital Investment (USD) 1 Ltd. 6.686% noncumulative[2,4]	18,600,000	12,393
Mizuho Capital Investment (EUR) 1 Ltd. 5.02%[2]	800,000	751
JPMorgan Chase & Co., Series I, 7.90%[2]	12,690,000	10,584
Citigroup Inc., Series E, 8.40%[2]	9,890,000	6,543
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up2,4	6,030,000	4,779
HSBC Capital Funding LP, Series 2, 10.176% noncumulative step-up2,4	1,550,000	1,265
Chuo Mitsui Trust and Banking Co., Ltd. 5.506%[2,4]	7,500,000	5,167
PNC Preferred Funding Trust III 8.70%[2,4]	4,100,000	3,037
PNC Preferred Funding Trust I 6.517%[2,4]	4,700,000	2,037
BNP Paribas 7.195%[2,4]	5,800,000	3,695
BNP Paribas Capital Trust 9.003% noncumulative trust[2,4]	850,000	521
Santander Finance Preferred S.A., Unipersonal, 6.50%	200,000	3,713
Barclays Bank PLC 7.434%[2,4]	6,650,000	3,366
ILFC E-Capital Trust II 6.25%[2,4]	6,365,000	2,661
ILFC E-Capital Trust I 5.90%[2,4]	1,500,000	481
Standard Chartered PLC 6.409%[2,4]	7,400,000	2,729
MUFG Capital Finance 1 Ltd. 6.346% noncumulative[2]	3,315,000	2,313
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative[2,4]	10,800,000	2,255
Société Générale 5.922%[2,4]	4,500,000	2,106
RBS Capital Trust IV 2.259% noncumulative trust[2]	4,500,000	1,692
AXA SA, Series B, 6.379%[2,4]	3,360,000	1,506
Commerzbank Capital Funding Trust I, Class B, 5.012% noncumulative[2]	3,100,000	1,447
Banco Bilbao Vizcaya Argentaria, SA, 5.919%[2]	3,600,000	1,435
ING Capital Funding Trust III 8.439% noncumulative[2]	2,700,000	1,359
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities[4]	65,000	1,278
XL Capital Ltd., Series E, 6.50%[2]	4,476,000	1,030
XL Capital Ltd., Series C, 6.102%[3,4,11]	15,600	117
HBOS PLC 6.657%[2,4]	2,500,000	971
Fannie Mae, Series O, 7.00%[2,4]	691,553	713
Fannie Mae, Series S, 8.25% noncumulative	104,039	90
QBE Capital Funding II LP 6.797%[2,4]	1,415,000	801
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares[2,4]	750,000	749
Resona Preferred Global Securities (Cayman) Ltd. 7.191%[2,4]	1,502,000	716
General Motors Corp. 9.00%[3,4]	4,601	690
Freddie Mac, Series Y, 6.55%	437,381	127
Freddie Mac, Series Z, 8.375%	284,300	126
IndyMac Bancorp, Inc., Series A, 8.50% noncumulative[4]	520,000	5
		121,904

U.S. GOVERNMENT & GOVERNMENT AGENCIES SECURITIES — 0.07%
CoBank, ACB, Series C, 11.00%[4]	80,000	4,229

MISCELLANEOUS — 0.11%
Other preferred stocks in initial period of acquisition		5,945

Total preferred stocks (cost: $237,777,000)		132,078

Common stocks — 0.14%

INDUSTRIALS — 0.06%
Delta Air Lines, Inc.[11]	215,426	2,469
DigitalGlobe Inc.[3,10,11]	306,464	766
UAL Corp.[11]	1,580	17
		3,252

CONSUMER DISCRETIONARY — 0.05%
Ford Motor Co.[11]	747,930	1,713
Time Warner Cable Inc., Class A11	49,869	1,070
Adelphia Recovery Trust, Series ACC-1[11]	2,409,545	24
Adelphia Recovery Trust, Series ACC-6B3,11	500,000	5
		2,812

TELECOMMUNICATION SERVICES — 0.03%
American Tower Corp., Class A11	42,271	1,239
Sprint Nextel Corp., Series 1[11]	33,726	62
Embarq Corp.	1,686	61
XO Holdings, Inc.[11]	1,134	—
		1,362

INFORMATION TECHNOLOGY — 0.00%
ZiLOG, Inc.[11]	32,500	94

HEALTH CARE — 0.00%
Clarent Hospital Corp.[3,11]	16,114	—

Total common stocks (cost: $15,483,000)		7,520

Rights & warrants — 0.00%

TELECOMMUNICATION SERVICES — 0.00%
XO Holdings, Inc., Series A, warrants, expire 2010[11]	2,273	—
XO Holdings, Inc., Series B, warrants, expire 2010[11]	1,704	—
XO Holdings, Inc., Series C, warrants, expire 2010[11]	1,704	—
GT Group Telecom Inc., warrants, expire 2010[3,4,11]	1,000	0

Total rights & warrants (cost: $52,000)		—

	Principal amount	Value
Short-term securities — 11.79%	(000)	(000)

Federal Home Loan Bank 0.10–2.50% due 1/28–6/16/2009	$90,900	$90,798
AT&T Inc. 0.10%–1.95% due 1/22–1/30/2009[4]	64,200	64,162
Fannie Mae 0.12%–0.84% due 2/4–2/23/2009	55,300	55,281
Jupiter Securitization Co., LLC 0.25%–0.45% due 1/21–2/3/2009[4]	44,200	44,183
Hewlett-Packard Co. 0.29%–1.10% due 1/5–1/30/2009[4]	42,400	42,393
Illinois Tool Works Inc. 2.12% due 3/3/2009[4]	38,750	38,733
Private Export Funding Corp. 0.90%–1.25% due 1/20–4/30/2009[4]	36,600	36,501
Medtronic Inc. 1.15% due 1/9/2009[4]	36,200	36,179
Caterpillar Financial Services Corp. 0.15% due 2/26/2009	33,700	33,685
Pfizer Inc 1.40% due 1/30/2009[4]	32,800	32,767
International Bank for Reconstruction and Development 1.65%–2.15% due 1/6–1/21/2009	28,400	28,388
Honeywell International Inc. 0.70% due 1/15/2009[4]	27,700	27,683
Harvard University 0.90% due 2/11/2009	25,000	24,977
U.S. Treasury Bills 1.93% due 1/15/2009	24,800	24,799
Procter & Gamble International Fundinf S.C.A. 0.45% due 4/2/2009[4]	15,200	15,190
Johnson & Johnson 0.75% due 1/12/2009[4]	15,000	14,996
Eli Lilly and Co. 1.25% due 1/21/2009[4]	14,800	14,790
Merck & Co. Inc. 0.80% due 1/26/2009	10,400	10,394
Enterprise FundingCo. LLC 1.45% due 1/7/2009[4]	8,600	8,598
John Deere Capital Corp. 2.45% due 1/7/2009[4]	6,400	6,398

Total short-term securities (cost: $650,777,000)		650,895

Total investment securities (cost: $6,547,464,000)		5,747,459
Other assets less liabilities		(225,178)

Net assets		$5,522,281

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Coupon rate may change periodically.
[3]
Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $170,518,000, which represented 3.09% of the net assets of the fund.

[4]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $940,722,000, which represented 17.04% of the net assets of the fund.

[5]	Index-linked bond whose principal amount moves with a government retail price index.
[6]	Step bond; coupon rate will increase at a later date.
[7]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[8]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $63,438,000, which represented 1.15% of the net assets of the fund.

[9]	Scheduled interest and/or principal payment was not received.
[10]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets

Citigroup Inc., Series J, 7.00% noncumulative convertible
preferred depositary shares	1/15/2008	$3,000	$1,763	.03%
DigitalGlobe Inc.	4/14/1999–7/31/2003	250	766	.01

Total restricted securities		$3,250	$2,529	.04%

[11]	Security did not produce income during the last 12 months.

Key to abbreviations and symbols

ARS = Argentine pesos
A$ = Australian dollars
BRL = Brazilian reais
C$ = Canadian dollars
DKr = Danish kroner
€ = Euros
£ = British pounds
ILS = Israeli shekels
¥ = Japanese yen
KRW = South Korean won
MXN = Mexican pesos
MYR = Malaysian ringgits
PLN = Polish zloty
SKr = Swedish kronor
S$ = Singapore dollars

Global Bond Fund
Investment portfolio

December 31, 2008

Bonds, notes & other debt instruments — 91.27%	Principal amount (000)	Value (000)

EUROS — 29.59%
German Government 4.50% 2009	€500	US$ 705
German Government 5.25% 2011	3,125	4,645
German Government 4.25% 2012	60	90
German Government 5.00% 2012	4,225	6,408
German Government 3.75% 2013	16,964	25,055
German Government 4.50% 2013	6,000	9,037
German Government 4.25% 2014	2,230	3,392
German Government, Series 6, 4.00% 2016	9,185	13,797
German Government 3.75% 2017	27,615	40,803
German Government, Series 8, 4.25% 2018	29,280	45,117
German Government 6.25% 2024	1,825	3,332
German Government 6.25% 2030	5,200	9,703
German Government 4.75% 2034	3,080	4,959
Netherlands Government Eurobond 4.00% 2011	3,200	4,610
Netherlands Government Eurobond 4.25% 2013	7,110	10,464
Netherlands Government Eurobond 4.50% 2017	5,230	7,819
Netherlands Government Eurobond 7.50% 2023	1,150	2,256
Netherlands Government Eurobond 4.00% 2037	300	436
Belgium (Kingdom of), Series 49, 4.00% 2017	10,640	15,125
Irish Government 4.50% 2018	3,755	5,295
Irish Government 4.40% 2019	3,780	5,199
KfW 4.375% 2013	7,125	10,413
Deutsche Genossenschaftsbank-Hypothekenbank AG 4.50% 2013[1]	2,000	2,913
Deutsche Genossenschaftsbank-Hypothekenbank AG 4.00% 2016[1]	1,000	1,414
Spanish Government 4.20% 2013	640	929
Spanish Government 6.15% 2013	1,694	2,620
Koninklijke KPN NV 6.50% 2016	1,900	2,610
Koninklijke KPN NV 4.75% 2017	750	934
Bayer AG 5.00% (undated)[2]	2,290	2,384
Royal Bank of Scotland Group PLC 5.25% 2013	1,500	2,096
Royal Bank of Scotland PLC 6.934% 2018	200	272
Merrill Lynch & Co., Inc. 4.625% 2018	2,325	2,072
Schering-Plough Corp. 5.375% 2014	1,400	1,823
TeliaSonera AB 4.75% 2017	1,475	1,791
Dexia Municipal Agency 4.50% 2017[1]	1,250	1,754
Italian Government 3.75% 2011	1,220	1,721
Gaz Capital SA 5.875% 2015	600	525
Gaz Capital SA, Series 13, 6.605% 2018	1,000	805
AT&T Inc. 6.125% 2015	1,000	1,327
Bank of Scotland PLC 5.625% 2013	775	1,094
Governor and Co. of the Bank of Ireland 6.45% 2010	750	1,036
GlaxoSmithKline Capital PLC 5.125% 2012	150	212
GlaxoSmithKline Capital PLC 5.625% 2017	500	696
Commerzbank AG, Series 551, 4.125% 2016[2]	700	863
Bayerische Hypo- und Vereinsbank AG 6.00% 2014	250	331
UniCredito Italiano SpA 3.95% 2016	300	320
UniCredito Italiano SpA 5.75% 2017	100	128
Resona Bank, Ltd. 3.75% 2015[2]	250	300
Resona Bank, Ltd 4.125% (undated)[2,3]	700	478
France Télécom 7.25% 2013	500	746
NGG Finance PLC 6.125% 2011	150	210
National Grid Transco PLC 4.375% 2020	450	519
Sumitomo Mitsui Banking Corp. 4.375% (undated)[2]	850	686
Telecom Italia SpA 7.75% 2033	550	667
Croatian Government 5.00% 2014	460	586
Veolia Environnement 4.875% 2013	150	204
Veolia Environnement 6.125% 2033	305	373
PLD International Finance LLC 4.375% 2011	750	501
Austria (Republic of) 4.30% 2017	325	473
ENEL SpA 5.625% 2027	320	382
Shinsei Bank, Ltd. 3.75% 2016[2]	100	58
Shinsei Bank, Ltd. 3.75% 2016[2]	500	288
BNP Paribas 5.25% 2014[2]	250	337
American International Group, Inc. 4.00% 2011	350	287
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 2013	250	286
TuranAlem Finance BV, Series 5, 6.25% 2011	460	260
DaimlerChrysler North America Holding Corp. 4.25% 2011	190	255
NXP BV and NXP Funding LLC 8.068% 2013[2]	250	87
NXP BV and NXP Funding LLC 8.625% 2015	450	116
Standard Chartered Bank 5.875% 2017	150	175
Barclays Bank PLC 4.50% 2019[2]	150	174
Metro Finance BV 4.625% 2011	125	173
Santander Issuances, SA Unipersonal 5.435% 2017[2]	100	126
Northern Rock PLC, Series 7, 4.125% 2017[1,3]	100	116
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 3.625% 2012	70	73
		270,266

JAPANESE YEN — 7.20%
Japanese Government 1.30% 2011	¥783,950	8,816
Japanese Government 1.40% 2012	295,000	3,336
Japanese Government 1.50% 2014	231,300	2,655
Japanese Government 0.50% 2015[3,4]	624,536	5,879
Japanese Government 1.70% 2016	1,562,650	18,332
Japanese Government 1.70% 2017	215,000	2,513
Japanese Government 1.20% 2017[3,4]	113,300	1,081
Japanese Government 1.20% 2017[3,4]	1,887,435	17,987
Japanese Government 2.30% 2035	101,400	1,231
Japanese Government 2.40% 2038	313,200	3,911
		65,741

BRITISH POUNDS — 2.87%
United Kingdom 4.75% 2010	£375	574
United Kingdom 5.00% 2014	2,475	4,020
United Kingdom 4.75% 2015	2,080	3,352
United Kingdom 4.00% 2016	6,535	10,200
United Kingdom 8.75% 2017	590	1,212
United Kingdom 8.00% 2021	275	585
United Kingdom 6.00% 2028	750	1,401
United Kingdom 4.75% 2038	2,675	4,623
Tesco PLC 5.50% 2033	100	127
Allied Irish Banks, PLC 5.625% 2030[2]	125	122
		26,216

DANISH KRONER — 2.45%
Nykredit 6.00% 2038[1]	DKr 9,705	US$ 1,806
Nykredit 5.00% 2038[1]	46,252	8,378
Nykredit 6.00% 2038[1]	13,983	2,621
Nykredit 6.00% 2041[1]	9,951	1,847
Kingdom of Denmark 5.00% 2013	19,985	4,064
Realkredit Danmark, interest only, 6.00% 2038[1]	9,968	1,846
Realkredit Danmark 6.00% 2038[1]	9,937	1,866
		22,428

MEXICAN PESOS — 1.45%
United Mexican States Government, Series MI10, 9.50% 2014	MXN 17,500	1,367
United Mexican States Government, Series M10, 8.00% 2015	17,500	1,273
United Mexican States Government, Series M10, 7.25% 2016	130,000	9,043
United Mexican States Government, Series M10, 7.75% 2017	11,000	788
United Mexican States Government, Series M20, 10.00% 2024	6,800	567
United Mexican States Government, Series M30, 10.00% 2036	2,500	214
		13,252

AUSTRALIAN DOLLARS — 1.42%
Queensland Treasury Corp., Series 15, 6.00% 2015	$ A6,535	4,953
Queensland Treasury Corp., Series 17, 6.00% 2017	2,040	1,568
European Investment Bank 6.125% 2017	4,400	3,360
New South Wales Treasury Corp., Series 14, 5.50% 2014	1,275	936
New South Wales Treasury Corp., Series 17, 5.50% 2017	1,250	928
KfW 6.25% 2012	1,100	816
Countrywide Financial Corp. 6.25% 2010	600	425
		12,986

ISRAELI SHEKELS — 1.22%
Israeli Government 6.00% 2010[3]	ILS 9,290	2,572
Israeli Government 7.50% 2014[3]	500	156
Israeli Government 5.50% 2017[3]	16,899	4,717
Israeli Government 6.00% 2019[3]	12,870	3,702
		11,147

SWEDISH KRONOR — 1.10%
Swedish Government 4.00% 2012[1]	SKr35,250	4,599
Swedish Government 6.75% 2014	22,760	3,587
Stadshypotek AB 6.00% 2012[1]	13,000	1,831
		10,017

SOUTH KOREAN WON — 0.88%
South Korean Government 5.25% 2010[3]	KRW4,100,000	3,334
South Korean Government 5.75% 2010[3]	1,250,000	1,033
South Korean Government 5.75% 2013[3]	250,000	215
South Korean Government 4.25% 2014[3]	4,400,000	3,490
		8,072

EGYPTIAN POUNDS — 0.88%
Egypt (Arab Republic of) Treasury Bill, Series 182, 0% 2009	EGP35,300	6,324
Egypt (Arab Republic of) Treasury Bill 0% 2009	1,050	186
Egypt (Arab Republic of) Treasury Bill 0% 2009	125	22
Egypt (Arab Republic of) Treasury Bill 0% 2009	550	96
Egypt (Arab Republic of) 11.50% 2011	1,125	205
Egypt (Arab Republic of) 8.75% 2012	2,250	340
Egypt (Arab Republic of) 8.85% 2013	5,000	833
		8,006

CANADIAN DOLLARS — 0.54%
Canadian Government 5.50% 2010	$ C 70	US$ 61
Canadian Government 5.25% 2012	250	230
Canadian Government 4.50% 2015	4,340	4,064
Canadian Government 5.75% 2029	500	540
		4,895

NEW TURKISH LIRAS — 0.45%
Turkey (Republic of) 14.00% 2011	TRY 325	205
Turkey (Republic of) 16.00% 2012	5,496	3,540
Turkey (Republic of) 10.00% 2012[3,4]	639	394
		4,139

POLISH ZLOTY — 0.32%
Polish Government 5.25% 2017	PLN8,700	2,914

SINGAPORE DOLLARS — 0.17%
Singapore (Republic of) 3.125% 2011	$ S2,095	1,525

BRAZILIAN REAIS — 0.12%
Brazilian Treasury Bill 6.00% 2015[3,4]	BRL1,780	690
Brazil (Federal Republic of) 10.00% 2017[3]	1,000	367
		1,057

MALAYSIAN RINGGITS — 0.03%
Malaysian Government 3.814% 2017	MYR1,000	300

NORWEGIAN KRONER — 0.02%
Norwegian Government 5.50% 2009	NKr1,000	144

DOMINICAN PESOS — 0.01%
Cervecería Nacional Dominicana, C. por A. 16.00% 2012[3]	DOP6,557	92

ARGENTINE PESOS — 0.00%
Argentina (Republic of) 5.83% 2033[1,3,4,5]	ARS265	24

COLOMBIAN PESOS — 0.00%
Colombia (Republic of) Global 11.75% 2010	COP17,000	8

U.S. DOLLARS — 40.55%
U.S. Treasury 5.75% 2010	US$ 7,750	8,418
U.S. Treasury 4.50% 2011	5,000	5,408
U.S. Treasury 4.875% 2012	9,067	10,150
U.S. Treasury 4.875% 2012	500	562
U.S. Treasury 2.00% 2013	4,575	4,694
U.S. Treasury 3.875% 2013	2,500	2,787
U.S. Treasury 0.625% 2013[3,4]	3,331	3,201
U.S. Treasury 1.875% 2015[3,4]	1,392	1,310
U.S. Treasury 5.125% 2016	22,750	27,554
U.S. Treasury 7.25% 2016	2,600	3,482
U.S. Treasury 7.50% 2016	14,900	20,345
U.S. Treasury 3.75% 2018	2,960	3,351
U.S. Treasury 1.375% 2018[3,4]	1,758	1,641
U.S. Treasury 1.625% 2018[3,4]	259	245
U.S. Treasury 7.875% 2021	5,000	7,434
U.S. Treasury 8.125% 2021	3,500	5,313
U.S. Treasury 5.25% 2029	1,000	1,327
U.S. Treasury 4.75% 2037	340	474
Freddie Mac 3.125% 2010	3,730	3,821
Freddie Mac 5.25% 2011	2,000	2,179
Freddie Mac 5.875% 2011	2,515	2,631
Freddie Mac 5.75% 2016	8,370	8,671
Freddie Mac 5.00% 2018	3,730	3,642
Freddie Mac 5.50% 2023[1]	737	761
Freddie Mac 5.50% 2023[1]	245	253
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[1]	84	69
Freddie Mac 5.50% 2037[1]	4,048	4,148
Freddie Mac 5.50% 2037[1]	1,805	1,849
Freddie Mac 6.00% 2037[1]	2,674	2,758
Freddie Mac 6.00% 2037[1]	2,482	2,561
Freddie Mac 6.00% 2037[1]	1,142	1,178
Freddie Mac 6.00% 2037[1]	402	415
Freddie Mac 6.00% 2037[1]	242	249
Freddie Mac 6.50% 2037[1]	887	923
Freddie Mac 6.50% 2037[1]	803	836
Freddie Mac 4.763% 2037[1,2]	805	814
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037[1]	656	563
Freddie Mac 5.00% 2038[1]	3,146	3,211
Freddie Mac 5.00% 2038[1]	664	678
Freddie Mac 5.00% 2038[1]	245	250
Freddie Mac 5.50% 2038[1]	6,510	6,671
Freddie Mac 5.50% 2038[1]	8,209	8,412
Freddie Mac 5.50% 2038[1]	982	1,006
Freddie Mac 5.50% 2038[1]	4,641	4,756
Freddie Mac 6.00% 2038[1]	245	253
Freddie Mac 6.50% 2038[1]	6,165	6,415
Freddie Mac 6.50% 2038[1]	2,617	2,723
Freddie Mac 6.50% 2038[1]	2,104	2,189
Freddie Mac 6.50% 2038[1]	1,943	2,022
Freddie Mac 4.651% 2038[1,2]	1,324	1,331
Freddie Mac 4.966% 2038[1,2]	346	350
Freddie Mac 5.009% 2038[1,2]	499	503
Freddie Mac 6.50% 2039[1]	875	910
Fannie Mae 6.25% 2011	750	791
Fannie Mae 5.25% 2012	2,700	2,775
Fannie Mae 5.375% 2017	3,540	4,127
Fannie Mae 6.25% 2029	1,250	1,701
Fannie Mae 5.00% 2035[1]	2,217	2,268
Fannie Mae 6.00% 2036[1]	1,931	1,991
Fannie Mae 6.00% 2036[1]	278	286
Fannie Mae 6.50% 2036[1]	1,874	1,950
Fannie Mae 6.50% 2036[1]	383	392
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 2036[1]	350	311
Fannie Mae 5.50% 2037[1]	230	230
Fannie Mae 5.50% 2037[1]	290	290
Fannie Mae 5.783% 2037[1,2]	3,081	3,157
Fannie Mae 6.00% 2037[1]	1,231	1,270
Fannie Mae 6.50% 2037[1]	218	227
Fannie Mae 4.50% 2038[1]	997	1,013
Fannie Mae 5.00% 2038[1]	2,969	3,036
Fannie Mae 5.00% 2038[1]	2,884	2,949
Fannie Mae 5.00% 2038[1]	1,452	1,485
Fannie Mae 5.50% 2038[1]	1,915	1,967
Fannie Mae 6.00% 2038[1]	1,227	1,267
Fannie Mae 7.00% 2038[1]	87	92
Fannie Mae 5.322% 2038[1,2]	1,233	1,257
Fannie Mae 4.539% 2038[1,2]	436	439
Fannie Mae 4.442% 2038[1,2]	1,137	1,142
Fannie Mae 6.50% 2039[1]	875	909
GlaxoSmithKline Capital Inc. 4.85% 2013	100	100
GlaxoSmithKline Capital Inc. 5.65% 2018	4,220	4,440
HBOS PLC 6.75% 2018[6]	2,595	2,288
HBOS PLC 6.00% 2033[6]	1,100	753
Société Générale 5.75% 2016[6]	3,060	2,807
Jackson National Life Global 5.375% 2013[6]	3,100	2,804
Telecom Italia Capital SA 4.95% 2014	1,650	1,258
Telecom Italia Capital SA 6.999% 2018	500	406
Telicom Italia Capital SA 6.00% 2034	600	415
Telecom Italia Capital SA 7.20% 2036	770	594
American Tower Corp. 7.00% 2017[3,6]	2,700	2,592
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	250	243
National Rural Utilities Cooperative Finance Corp., Collateral Trust Bonds, 10.375% 2018	2,000	2,345
Time Warner Cable Inc. 6.75% 2018	2,080	2,006
Time Warner Cable Inc. 8.75% 2019	500	545
SBC Communications Inc. 5.10% 2014	100	98
SBC Communications Inc. 5.625% 2016	250	251
AT&T Inc. 5.50% 2018	450	456
AT&T Inc. 5.60% 2018	640	653
AT&T Inc. 6.40% 2038	1,000	1,075
JPMorgan Chase Bank NA 6.00% 2017	2,260	2,283
Comcast Corp. 6.30% 2017	670	653
Comcast Corp. 5.70% 2018	770	723
Comcast Corp. 6.95% 2037	820	866
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp., Series L, 3.125% 2012	500	521
Countrywide Financial Corp., Series B, 5.80% 2012	200	195
Bank of America Corp. 5.30% 2017	1,550	1,474
Vodafone Group PLC 5.00% 2015	1,250	1,148
Vodafone Group PLC 5.625% 2017	750	708
Vodafone Group PLC 6.15% 2037	150	149
Constellation Brands, Inc. 8.375% 2014	600	573
Constellation Brands, Inc. 7.25% 2017	1,435	1,363
Government National Mortgage Assn. 6.00% 2038[1]	1,727	1,786
Veolia Environnement 5.25% 2013	1,730	1,606
Veolia Environnement 6.00% 2018	200	178
Canadian National Railway Co. 4.95% 2014	1,630	1,599
Canadian National Railway Co. 5.55% 2018	125	125
Intergen Power 9.00% 2017[6]	2,050	1,691
Verizon Communications Inc. 5.50% 2017	520	504
Verizon Communications Inc. 8.50% 2018[6]	1,000	1,174
British American Tobacco International Finance PLC 9.50% 2018[6]	1,503	1,673
Resona Bank, Ltd. 5.85% (undated)[2,6]	2,900	1,646
Bausch & Lomb Inc. 9.875% 2015[6]	2,175	1,642
Public Service Electric and Gas Co., Series E, 5.30% 2018	1,620	1,576
E.ON International Finance BV 5.80% 2018[6]	1,490	1,396
E.ON International Finance BV 6.65% 2038[6]	150	140
ORIX Corp. 5.48% 2011	2,015	1,516
DaimlerChrysler North America Holding Corp. 5.875% 2011	400	349
DaimlerChrysler North America Holding Corp., Series E, 5.75% 2011	1,350	1,141
Tenet Healthcare Corp. 6.375% 2011	50	39
Tenet Healthcare Corp. 7.375% 2013	165	118
Tenet Healthcare Corp. 9.875% 2014	1,480	1,199
Tenet Healthcare Corp. 9.25% 2015	145	117
Nielsen Finance LLC, Term Loan B, 4.388% 2013[1,2,7]	49	33
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014	975	785
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 2016[8]	1,780	654
Enterprise Products Operating LLC 9.75% 2014	225	229
Enterprise Products Operating LLC 6.50% 2019	840	708
Enterprise Products Operating LP 8.375% 2066[2]	250	138
Enterprise Products Operating LP 7.034% 2068[2]	830	391
Wells Fargo Mortgage-backed Securities Trust, Series 2007-8, Class II-A-2, 6.00% 2037[1]	2,500	1,394
Edison Mission Energy 7.50% 2013	25	23
Edison Mission Energy 7.75% 2016	50	45
Midwest Generation, LLC, Series B, 8.56% 2016[1]	79	76
Edison Mission Energy 7.20% 2019	1,325	1,093
Edison Mission Energy 7.625% 2027	125	97
Structured Products Asset Return Certificates Trust, Series 2001-CF1, Class A, 6.36% 2033[1,3]	1,394	1,327
France Télécom 8.50% 2031[2]	1,050	1,322
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A-3, 5.657% 2039[1,2]	80	61
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A-5, 4.855% 2041[1,2]	1,165	876
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class AM, 4.805% 2043[1,2]	520	307
Turkey (Republic of) 6.75% 2018	250	239
Turkey (Republic of) 7.00% 2019	1,000	970
Standard Chartered Bank 6.40% 2017[6]	400	333
Standard Chartered Bank 8.00% 2031[6]	1,000	867
Colombia (Republic of) Global 7.375% 2017	485	507
Colombia (Republic of) Global 11.75% 2020	515	693
Kroger Co. 7.50% 2014	1,000	1,052
Kroger Co. 6.40% 2017	130	131
AmeriCredit Automobile Receivables Trust, Series 2006-R-M, Class A-2, MBIA insured, 5.42% 2011[1]	507	470
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-3-A, MBIA insured, 5.42% 2012[1]	750	689
HSBK (Europe) BV 7.75% 2013	485	347
HSBK (Europe) BV 7.25% 2017[6]	305	166
HSBK (Europe) BV 7.25% 2017	1,165	635
Korea Development Bank 5.30% 2013	1,150	1,063
MetLife Capital Trust IV 7.875% 2067[2,6]	900	566
MetLife Capital Trust X 9.25% 2068[2,6]	700	489
Texas Competitive Electric Holdings Co. LLC, Term Loan B2, 5.368% 2014[1,2,7]	124	86
Texas Competitive Electric Holdings Co. LLC 10.50% 2015[6]	410	293
Texas Competitive Electric Holdings Co. LLC, Series B, 10.25% 2015[6]	415	297
Texas Competitive Electric Holdings Co. LLC 11.25% 2016[5,6]	750	379
Citigroup Inc. 6.125% 2017	250	253
Citigroup Capital XXI 8.30% 2077[2]	975	754
Hospitality Properties Trust 6.85% 2012	60	39
Hospitality Properties Trust 5.625% 2017	225	104
Hospitality Properties Trust 6.70% 2018	1,835	855
Union Pacific Corp. 5.70% 2018	400	386
Union Pacific Corp. 6.15% 2037	650	604
United Mexican States Government Global 6.05% 2040	1,000	975
CCH II, LLC and CCH II Capital Corp. 10.25% 2010	700	325
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012[6]	650	536
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	15	10
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 10.875% 2014[6]	25	20
CCH I, LLC and CCH I Capital Corp. 11.00% 2015	405	73
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036[1]	200	188
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037[1]	100	82
CS First Boston Mortgage Securities Corp., Series 2005-C1, Class A-3, 4.813% 2038[1]	200	163
CS First Boston Mortgage Securities Corp., Series 2006-C2, Class A-3, 5.658% 2039[1,2]	600	490
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037[1,6]	550	452
American Tower Trust I, Series 2007-1A, Class D, 5.957% 2037[1,3,6]	715	429
American Tower Trust I, Series 2007-1A, Class E, 6.249% 2037[1,3,6]	25	14
American Tower Trust I, Series 2007-1A, Class F, 6.639% 2037[1,3,6]	40	21
Deutsche Telekom International Finance BV 5.875% 2013	910	901
Stater Bros. Holdings Inc. 8.125% 2012	375	341
Stater Bros. Holdings Inc. 7.75% 2015	625	528
Target Corp. 6.00% 2018	500	485
Target Corp. 7.00% 2038	400	372
Centennial Communications Corp. 9.633% 2013[2]	40	39
Centennial Communications Corp. 10.00% 2013	775	806
Citibank Credit Card Issuance Trust, Class 2004-A7, 2.243% 2013[1,2]	1,000	844
Enbridge Energy Partners, LP, Series B, 6.50% 2018	1,020	841
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037[1]	940	841
Chase Issuance Trust, Series 2007-A9, Class A, 1.225% 2014[1,2]	1,000	819
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036[1]	608	597
Banc of America Commercial Mortgage Inc., Series 2005-1, Class A-4, 4.988% 2042[1,2]	250	208
Drivetime Auto Owner Trust, Series 2006-B, Class A-3, MBIA insured, 5.227% 2012[1,2,6]	810	738
Capital One Multi-asset Execution Trust, Series 2005-1, Class C, 1.595% 2013[1,2]	1,000	693
NXP BV and NXP Funding LLC 7.875% 2014	1,600	632
NXP BV and NXP Funding LLC 9.50% 2015	300	58
Time Warner Inc. 5.875% 2016	100	90
AOL Time Warner Inc. 7.625% 2031	145	143
Time Warner Inc. 6.50% 2036	490	446
Triad Automobile Receivables Trust, Series 2007-A, Class A-3, FSA insured, 5.28% 2012[1]	720	675
Nextel Communications, Inc., Series E, 6.875% 2013	460	196
Nextel Communications, Inc., Series F, 5.95% 2014	1,000	420
Sprint Capital Corp. 6.90% 2019	75	53
Univision Communications, Inc., Second Lien Term Loan B, 2.961% 2009[1,2,7]	539	380
Univision Communications Inc. 7.85% 2011	265	140
Univision Communications, Inc., First Lien Term Loan B, 2.711% 2014[1,2,7]	70	29
Univision Communications Inc. 9.75% 2015[5,6]	835	109
United States Government Agency-Guaranteed (FDIC insured), Regions Bank 3.25% 2011	625	651
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 2014[6]	160	112
Westfield Group 5.70% 2016[6]	250	167
Westfield Group 7.125% 2018[6]	500	355
Chubb Corp. 5.75% 2018	500	481
Chubb Corp. 6.375% 2067[2]	245	152
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 2043[1,2]	805	629
ARAMARK Corp., Term Loan B, 3.334% 2014[1,2,7]	1	1
ARAMARK Corp., Letter of Credit, 4.494% 2014[1,2,7]	—	—
ARAMARK Corp. 8.50% 2015	680	619
Norfolk Southern Corp. 7.05% 2037	590	619
Mandalay Resort Group 6.375% 2011	25	18
MGM MIRAGE 13.00% 2013[6]	100	96
MGM MIRAGE 6.75% 2013	25	17
MGM MIRAGE 5.875% 2014	750	484
Burlington Northern Santa Fe Corp. 6.15% 2037	660	610
Royal Bank of Scotland Group PLC 6.99% (undated)[2,6]	900	409
Royal Bank of Scotland Group PLC, Series U, 7.64% (undated)[2]	500	199
Capital One Auto Finance Trust, Series 2007-B, Class A3A, MBIA insured, 5.03% 2012[1]	637	601
Mohegan Tribal Gaming Authority 7.125% 2014	1,175	599
Boyd Gaming Corp. 7.75% 2012	260	235
Boyd Gaming Corp. 6.75% 2014	525	333
Boyd Gaming Corp. 7.125% 2016	50	30
Thomson Reuters Corp. 5.95% 2013	250	233
Thomson Reuters Corp. 6.50% 2018	400	364
Biogen Idec Inc. 6.00% 2013	600	594
CanWest Media Inc., Series B, 8.00% 2012	1,260	561
CanWest MediaWorks Inc. 9.25% 2015[6]	75	29
CSX Corp. 7.45% 2038	610	582
DynCorp International and DIV Capital Corp. 9.50% 2013[6]	310	273
DynCorp International and DIV Capital Corp., Series B, 9.50% 2013	325	283
Ford Motor Credit Co. 7.375% 2009	25	22
Ford Motor Credit Co. 9.75% 2010[2]	275	220
Ford Motor Credit Co. 7.375% 2011	275	209
Ford Motor Credit Co. 7.569% 2012[2]	125	81
Ford Motor Co., Term Loan B, 5.00% 2013[1,2,7]	49	20
Kraft Foods Inc. 6.125% 2018	550	540
Freescale Semiconductor, Inc., Term Loan B, 3.931% 2013[1,2,7]	25	15
Freescale Semiconductor, Inc. 9.125% 2014[2,5]	1,425	335
Freescale Semiconductor, Inc. 10.125% 2016	450	187
Abbey National PLC 7.95% 2029	610	533
Corporación Andina de Fomento 5.75% 2017	625	524
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	500	514
AstraZeneca PLC 5.40% 2012	480	507
Gaz Capital SA 6.51% 2022[6]	590	353
Gaz Capital SA, Series 9, 6.51% 2022	250	149
Ceridian Corp. 11.25% 2015[6]	925	494
Quebecor Media Inc. 7.75% 2016	625	425
Quebecor Media Inc. 7.75% 2016	95	65
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A-3, 5.724% 2049[1,2]	600	472
Allison Transmission Holdings, Inc. 11.25% 2015[2,5,6]	50	20
Allison Transmission Holdings, Inc. 11.00% 2015[6]	900	445
Hanesbrands Inc., Series B, 5.698% 2014[2]	640	454
TransDigm Inc. 7.75% 2014	550	454
Qwest Capital Funding, Inc. 7.25% 2011	25	21
Qwest Communications International Inc. 7.25% 2011	475	416
U S WEST Communications, Inc. 6.875% 2033	10	6
MBNA Credit Card Master Note Trust, Series 2004-1, Class B, 4.45% 2016[1]	750	436
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	510	434
Charles Schwab Corp., Series A, 6.375% 2017	125	116
Schwab Capital Trust I 7.50% 2037[2]	630	316
Dollar General Corp. 11.875% 2017[2,5]	500	430
Seneca Gaming Corp., Series B, 7.25% 2012	525	425
TL Acquisitions, Inc., Term Loan B, 2.96% 2014[1,2,7]	198	130
Thomson Learning 10.50% 2015[6]	685	284
Thomson Learning 0%/13.25% 2015[6,8]	30	9
TuranAlem Finance BV, Series 8, 8.25% 2037	960	418
Iron Mountain Inc. 6.625% 2016	500	409
Countrywide Alternative Loan Trust, Series 2007-14T2, Class A-4, 0.821% 2037[1,2,3]	854	359
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 4-A-1, 5.93% 2047[1,2]	92	44
Albertson’s, Inc. 7.25% 2013	400	340
Albertson’s, Inc. 8.00% 2031	100	60
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.317% 2037[1,2]	200	166
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042[1]	138	126
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.875% 2045[1,2]	125	98
CSAB Mortgage-backed Trust, Series 2007-1, Class 4-A-8, 7.00% 2037[1]	826	390
NTL Cable PLC 8.75% 2014	500	377
Schering-Plough Corp. 6.00% 2017	380	377
Atlas Copco AB 5.60% 2017[6]	400	376
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.338% 2044[1,2]	500	373
ALLTEL Corp., Term Loan B2, 4.371% 2015[1,2,7]	100	98
ALLTEL Corp., Term Loan B3, 3.939% 2015[1,2,7]	274	272
Hughes Communications, Inc. 9.50% 2014	450	368
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	425	368
ACE INA Holdings Inc. 5.80% 2018	400	361
AES Corp. 7.75% 2015	375	317
AES Corp. 8.00% 2020[6]	50	39
US Investigations Services, Inc. 10.50% 2015[6]	200	147
US Investigations Services, Inc., Term Loan B, 4.275% 2015[1,2,7]	247	180
US Investigations Services, Inc. 11.75% 2016[6]	45	29
CVS Caremark Corp. 6.943% 2030[1,6]	550	347
CenterPoint Energy Transition Bond Company III, LLC, Series 2008, Class A-2, 5.234% 2023[1]	400	345
Cott Beverages Inc. 8.00% 2011	550	338
Navios Maritime Holdings Inc. 9.50% 2014	600	337
Surgical Care Affiliates, Inc. 8.875% 2015[5,6]	300	184
Surgical Care Affiliates, Inc. 10.00% 2017[6]	275	144
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[1,6]	214	164
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[1]	214	164
Elizabeth Arden, Inc. 7.75% 2014	500	327
Commercial Mortgage Trust, Series 2000-C1, Class A-2, 7.416% 2033[1]	197	197
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038[1]	150	129
Toys “R” Us, Inc. 7.625% 2011	650	322
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 2-A-1, 6.50% 2037[1]	358	193
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 3-A-1, 7.00% 2037[1]	229	125
Williams Companies, Inc. 8.125% 2012	50	46
Williams Companies, Inc. 7.875% 2021	250	192
Williams Companies, Inc. 8.75% 2032	100	75
Argentina (Republic of) 1.564% 2012[1,2,3]	1,125	296
Argentina (Republic of) GDP-Linked 2035	435	11
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[1]	56	45
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021[1]	82	64
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[1]	71	55
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[1]	172	138
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A-1, 5.50% 2020[1]	321	293
MetroPCS Wireless, Inc. 9.25% 2014	325	292
Sunoco, Inc. 5.75% 2017	350	291
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014	405	279
SunGard Data Systems Inc. 3.75% 2009	250	249
SunGard Data Systems Inc. 9.125% 2013	26	23
First Data Corp., Term Loan B2, 3.211% 2014[1,2,7]	420	272
C10 Capital (SPV) Ltd. 6.722% (undated)[2,6]	550	262
iStar Financial, Inc. 6.00% 2010	500	210
iStar Financial, Inc. 6.05% 2015	175	52
TransCanada PipeLines Ltd. 6.35% 2067[2]	570	255
TEPPCO Partners LP 7.00% 2067[2]	470	252
United Air Lines, Inc., Series 2000-2, Class A-2, 7.186% 2012[1]	15	14
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 2024[1]	400	237
Petroplus Finance Ltd. 6.75% 2014[6]	100	64
Petroplus Finance Ltd. 7.00% 2017[6]	300	185
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	250	248
Structured Asset Securities Corp., Series 2003-29, Class 1-A-1, 4.75% 2018[1]	272	247
HVB Funding Trust I 8.741% 2031[6]	850	246
LUKOIL International Finance BV 6.356% 2017	300	185
LUKOIL International Finance BV 6.656% 2022[6]	100	58
Capmark Financial Group Inc. 5.875% 2012	670	229
Capmark Financial Group Inc. 6.30% 2017	50	14
Goldman Sachs Group, Inc. 6.15% 2018	250	241
British Telecommunications PLC 5.95% 2018	275	240
Ashtead Group PLC 8.625% 2015[6]	200	106
Ashtead Capital, Inc. 9.00% 2016[6]	250	130
Merrill Lynch Mortgage Investors, Inc., Series 2006-A1, Class II-A-1, 6.106% 2036[1,2]	338	162
Merrill Lynch Mortgage Investors, Inc., Series 2006-RM1, Class A-2B, 5.45% 2037[1,2]	127	74
PTS Acquisition Corp. 9.50% 2015[5]	595	229
Meritage Corp. 7.00% 2014	375	216
Meritage Homes Corp. 6.25% 2015	25	13
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6-A, 5.923% 2036[1,2]	347	175
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-6, Class 3-A-1, 5.884% 2037[1,2]	102	52
Cricket Communications, Inc. 9.375% 2014	250	226
Sealy Mattress Co. 8.25% 2014	375	223
National Grid PLC 6.30% 2016	250	218
Mediacom Broadband LLC and Mediacom Broadband Corp. 8.50% 2015	325	213
Lincoln National Corp. 7.00% 2066[2]	485	204
International Paper Co. 7.95% 2018	250	198
Warner Music Group 7.375% 2014	335	198
ArcelorMittal 5.375% 2013	250	189
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2016[6]	230	188
Allied Waste North America, Inc., Series B, 5.75% 2011	200	188
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	327	185
HSBC Holdings PLC 6.50% 2037	180	183
Lehman Brothers Holdings Inc., Series I, 6.875% 2018[9]	1,830	183
Lehman Brothers Holdings Capital Trust VII 5.857% (undated)[2,9]	2,750	—
Washington Mutual Master Note Trust, Series 2007-A4A, Class A-4, 5.20% 2014[1,6]	250	183
Wells Fargo & Co. 5.625% 2017	175	183
Fifth Third Bancorp 8.25% 2038	130	108
Fifth Third Capital Trust IV 6.50% 2067[2]	150	75
SLM Corp., Series A, 5.40% 2011	240	182
Liberty Mutual Group Inc. 6.50% 2035[6]	30	17
Liberty Mutual Group Inc. 7.50% 2036[6]	120	73
Liberty Mutual Group Inc., Series A, 7.80% 2087[6]	200	90
Cablevision Systems Corp., Series B, 8.00% 2012	200	179
American Media Operations, Inc., Series B, 10.25% 2009[6]	57	12
American Media Operations, Inc., Series B, 10.25% 2009	814	166
Sanmina-SCI Corp. 6.75% 2013	180	78
Sanmina-SCI Corp. 8.125% 2016	250	99
Barclays Bank PLC 6.05% 2017[6]	200	177
Home Equity Mortgage Trust, Series 2006-2, Class 1A-1, 5.367% 2036[1,2]	281	93
Home Equity Mortgage Trust, Series 2006-5, Class A-1, 5.50% 2037[1,2]	356	83
Hawker Beechcraft Acquisition Co., LLC 8.875% 2015[5]	340	117
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015	125	52
Hawker Beechcraft Acquisition Co., LLC 9.75% 2017	25	7
American Express Co. 8.15% 2038	150	173
Smithfield Foods, Inc. 7.75% 2017	300	173
Scottish Power PLC 5.375% 2015	185	166
Rouse Co. 5.375% 2013	500	160
HCA Inc., Term Loan B, 3.709% 2013[1,2,7]	202	159
Nationwide Mutual Insurance Co. 8.25% 2031[6]	250	158
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB4, Class A-2B, 5.723% 2037[1,2]	250	157
Simon Property Group, LP 6.125% 2018	230	156
General Electric Co. 5.00% 2013	150	152
AMC Entertainment Inc. 8.00% 2014	25	16
AMC Entertainment Inc., Series B, 11.00% 2016	175	123
Chohung Bank 4.50% 2014[2,6]	160	138
NRG Energy, Inc. 7.25% 2014	145	136
LBI Media, Inc. 8.50% 2017[3,6]	380	133
Alabama Power Co., Series 2008-B, 5.80% 2013	125	130
Enbridge Inc. 5.60% 2017	150	128
Tenneco Automotive Inc. 8.625% 2014	330	127
United States Government Agency-Guaranteed (FDIC insured), PNC Funding Corp. 2.30% 2012	125	126
Sensata Technologies BV 8.00% 2014[2]	270	123
Coventry Health Care, Inc. 6.30% 2014	200	123
Symbion Inc. 11.75% 2015[5]	231	122
Kinder Morgan Energy Partners LP 6.00% 2017	140	122
Georgia Gulf Corp. 9.50% 2014	380	116
E*TRADE Financial Corp. 8.00% 2011	250	115
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR18, Class 1-A1, 5.339% 2037[1,2]	201	115
Duane Reade Inc. 9.75% 2011	210	112
Nalco Co. 7.75% 2011	75	72
Nalco Co. 8.875% 2013	25	21
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 0%/9.00% 2014[8]	25	18
Walgreen Co. 4.875% 2013	100	103
Development Bank of Singapore Ltd. 7.125% 2011[6]	100	103
Nationwide Financial Services, Inc. 6.75% 2067[2]	220	99
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-2, 4.98% 2013[1]	100	98
Cox Communications, Inc. 4.625% 2010	100	97
Stora Enso Oyj 7.25% 2036[6]	180	95
Fox Acquisition LLC 13.375% 2016[6]	215	92
Delhaize Group 6.50% 2017	100	91
J.P. Morgan Mortgage Trust, Series 2006-A7, Class 2-A-4, 5.793% 2037[1,2]	195	89
Pinnacle Entertainment, Inc. 7.50% 2015	150	88
Canadian Natural Resources Ltd. 5.70% 2017	100	87
Allstate Corp., Series B, 6.125% 2067[2]	150	87
Lehman Mortgage Trust, Series 2007-8, Class 3-A1, 7.25% 2037[1]	129	87
Williams Partners L.P. and Williams Partners Finance Corp. 7.50% 2011	100	86
Michaels Stores, Inc. 10.00% 2014	185	85
Carrington Mortgage Loan Trust, Series 2006-NC5, Class A-5, 0.531% 2037[1,2]	117	84
Mylan Inc., Term Loan B, 4.75% 2014[1,2,7]	98	84
Southern Natural Gas Co. 5.90% 2017[6]	100	80
American General Finance Corp., Series J, 6.90% 2017	175	76
Metals USA Holdings Corp. 10.883% 2012[2,5]	50	14
Metals USA, Inc. 11.125% 2015	100	60
Neiman Marcus Group, Inc. 9.00% 2015[5]	160	71
Gaylord Entertainment Co. 8.00% 2013	100	70
HealthSouth Corp. 10.75% 2016	75	69
AEP Industries Inc. 7.875% 2013	120	68
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037[1,2]	70	67
Serena Software, Inc. 10.375% 2016	125	64
Drummond Co., Inc. 7.375% 2016[6]	125	61
Federated Retail Holdings, Inc. 5.35% 2012	45	33
Macy’s Retail Holdings, Inc. 7.875% 2015	30	22
Federated Retail Holdings, Inc. 5.90% 2016	10	6
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[1]	75	60
Radio One, Inc. 6.375% 2013	175	60
TRW Automotive Inc. 7.00% 2014[6]	100	54
Securitized Asset-backed Receivables LLC Trust, Series 2006-HE2, Class A-2C, 0.621% 2036[1,2,3]	175	52
Citigroup Mortgage Loan Trust, Inc., Series 2005-8, Class I-A4A, 5.572% 2035[1,2,3]	95	52
Catlin Insurance Ltd. 7.249% (undated)[2,6]	120	48
VWR Funding, Inc. 10.25% 2015[2,5]	75	48
Windstream Corp. 8.625% 2016	50	45
Northern Rock PLC 6.594% (undated)[2,6]	100	39
Education Management LLC and Education Management Finance Corp. 8.75% 2014	50	38
DAE Aviation Holdings, Inc. 11.25% 2015[6]	90	37
Realogy Corp., Term Loan B, 5.706% 2013[1,2,7]	19	12
Realogy Corp., Letter of Credit, 5.05% 2013[1,2,7]	5	3
Realogy Corp. 10.50% 2014	100	18
Realogy Corp. 11.75% 2014[5]	26	3
Lafarge 6.50% 2016	50	34
K. Hovnanian Enterprises, Inc. 8.875% 2012	20	6
K. Hovnanian Enterprises, Inc. 7.75% 2013	25	6
K. Hovnanian Enterprises, Inc. 6.50% 2014	50	14
K. Hovnanian Enterprises, Inc. 6.25% 2016	25	7
Residential Accredit Loans, Inc., Series 2003-QS16, Class A-1, 5.00% 2018[1]	32	32
Cooper-Standard Automotive Inc. 7.00% 2012	25	8
Cooper-Standard Automotive Inc. 8.375% 2014	125	23
Tyson Foods, Inc. 7.85% 2016[2]	40	30
THL Buildco, Inc. 8.50% 2014	125	29
Standard Pacific Corp. 5.125% 2009	25	24
Esterline Technologies Corp. 6.625% 2017	25	21
Yankee Candle Co., Inc., Series B, 8.50% 2015	45	21
Liberty Media Corp. 8.25% 2030	35	20
Crown Castle Towers LLC, Series 2006-1, Class F, 6.650% 2036[1,3,6]	35	20
Team Finance LLC and Health Finance Corp. 11.25% 2013	25	20
Banco Mercantil del Norte, SA 6.135% 2016[2,6]	30	19
Goodyear Tire & Rubber Co. 8.625% 2011	23	19
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	25	19
Bank of America, NA and First Union National Bank Commercial Mortgage Trust, Series 2001-3, Class A-1, 4.89% 2037[1]	18	17
Building Materials Corp. of America 7.75% 2014	25	16
Toll Brothers, Inc. 4.95% 2014	15	11
Toll Brothers, Inc. 5.15% 2015	5	4
Alion Science and Technology Corp. 10.25% 2015	30	14
Local T.V. Finance LLC 9.25% 2015[5,6]	60	14
Northwest Airlines, Inc., Term Loan B, 4.96% 2013[1,2,3,7]	8	6
Northwest Airlines, Inc., Term Loan A, 3.21% 2018[1,2,7]	9	7
Universal Hospital Services, Inc. 5.943% 2015[2]	20	12
Hawaiian Telcom Communications, Inc. 9.75% 2013[9]	25	2
Hawaiian Telcom Communications, Inc., Term Loan C, 4.75% 2014[1,2,7]	14	6
Dole Food Co., Inc. 8.875% 2011	10	6
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	20	4
Jefferson Smurfit Corp. (U.S.) 7.50% 2013	10	2
Viant Holdings Inc. 10.125% 2017[6]	15	5
Young Broadcasting Inc. 10.00% 2011	150	2
Atrium Companies, Inc. 15.00% 2012[5,6]	11	1
		370,395

Total bonds, notes & other debt instruments (cost: $857,591,000)		833,624

Preferred stocks — 0.84%	Shares

U.S. DOLLARS — 0.64%
SMFG Preferred Capital USD 3 Ltd. 9.50%[2,6]	3,125,000	2,879
SMFG Preferred Capital USD 1 Ltd. 6.078%[2,6]	485,000	330
Bank of America Corp., Series M, 8.125% noncumulative[2]	1,610,000	1,206
JPMorgan Chase & Co., Series I, 7.90%[2]	750,000	625
HSBC Capital Funding LP, Series 2, 10.176% noncumulative step-up2,6	250,000	204
Standard Chartered PLC 6.409%[2,6]	500,000	184
Banco Bilbao Vizcaya Argentaria, SA, 5.919%[2]	270,000	108
AXA SA, Series B, 6.379%[2,6]	230,000	103
Resona Preferred Global Securities (Cayman) Ltd. 7.191%[2,6]	185,000	88
Barclays Bank PLC 7.434%[2,6]	100,000	51
XL Capital Ltd., Series E, 6.50%[2]	155,000	36
Mizuho Capital Investment (USD) 1 Ltd. 6.686% noncumulative[2,6]	42,000	28
Fannie Mae, Series S, 8.25% noncumulative	7,550	6
Fannie Mae, Series O, 7.00%[2,6]	1,750	2
Freddie Mac, Series Z, 8.375%	8,200	4
		5,854

EUROS — 0.18%
Commerzbank Capital Funding Trust I, Class B, 5.012% noncumulative[2]	1,750,000	817
MUFG Capital Finance 2 Ltd. 4.85% noncumulative[2]	500,000	416
HVB Funding Trust VIII 7.055%[2]	750,000	413
		1,646

BRITISH POUNDS — 0.02%
SMFG Preferred Capital GBP 1 Ltd. 6.164%[2]	100,000	92
Commerzbank Capital Funding Trust II, Class B, 5.905% noncumulative[2]	100,000	68
		160

Total preferred stocks (cost: $12,171,000)		7,660

Rights & warrants — 0.00%

U.S. DOLLARS — 0.00%
Atrium Corp., warrants, expire 2018[3,6,10]	5	0

Total rights & warrants (cost: $0)		0

	Principal amount
Short-term securities — 6.33%	(000)

Calyon North America Inc. 0.93% due 2/27/2009	US$11,700	11,683
United Parcel Service Inc. 0.50% due 2/20/2009[6]	9,500	9,497
Danske Corp. 0.55% due 1/6/2009[6]	8,300	8,299
Société Générale North America, Inc. 0.11% due 1/2/2009	8,000	8,000
Hewlett-Packard Co. 0.40% due 3/4/2009[6]	7,600	7,595
Enterprise Funding Co. LLC 0.30% due 1/13/2009[6]	5,000	5,000
Siemens Capital Co. LLC 0.65% due 1/7/2009[6]	4,400	4,399
Park Avenue Receivables Co., LLC 0.25% due 1/23/2009[6]	3,300	3,300

Total short-term securities (cost: $57,768,000)		57,773

Total investment securities (cost: $927,530,000)		899,057
Other assets less liabilities		14,261

Net assets		US$913,318

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Coupon rate may change periodically.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $58,025,000, which represented 6.35% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government retail price index.
[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[6]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $75,638,000, which represented 8.28% of the net assets of the fund.

[7]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $1,793,000, which represented .20% of the net assets of the fund.

[8]	Step bond; coupon rate will increase at a later date.
[9]	Scheduled interest and/or principal payment was not received.
[10]	Security did not produce income during the last 12 months.

High-Income Bond Fund
Investment portfolio

December 31, 2008

Bonds, notes & other debt instruments — 64.16%	Principal amount (000)	Value (000)

CONSUMER DISCRETIONARY — 14.46%
CCH II, LLC and CCH II Capital Corp. 10.25% 2010	$1,167	$543
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012[1]	2,875	2,372
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	5,908	3,752
Charter Communications Operating, LLC, Term Loan B, 5.47% 2014[2,3,4]	5,643	4,178
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.375% 2014[1]	2,800	2,156
Charter Communications Operating, LLC, Term Loan B, 8.50% 2014[2,3,4]	2,729	2,166
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 10.875% 2014[1]	3,050	2,455
CCH I, LLC and CCH I Capital Corp. 11.00% 2015	5,515	993
MGM MIRAGE 6.00% 2009	900	864
MGM MIRAGE 6.75% 2012	1,050	740
MGM MIRAGE 6.75% 2013	3,130	2,113
MGM MIRAGE 13.00% 2013[1]	2,700	2,585
MGM MIRAGE 5.875% 2014	3,000	1,935
MGM MIRAGE 6.625% 2015	1,550	953
Univision Communications, Inc., Second Lien Term Loan B, 2.961% 2009[2,3,4]	1,245	878
Univision Communications Inc. 7.85% 2011	4,370	2,316
Univision Communications, Inc., First Lien Term Loan B, 2.711% 2014[2,3,4]	4,350	1,822
Univision Communications Inc. 9.75% 2015[1,5]	16,770	2,180
CSC Holdings, Inc., Series B, 8.125% 2009	5,650	5,636
Cablevision Systems Corp., Series B, 8.00% 2012	1,715	1,535
Sun Media Corp. 7.625% 2013	1,500	1,215
Quebecor Media Inc. 7.75% 2016	5,500	3,740
Quebecor Media Inc. 7.75% 2016	2,850	1,938
NTL Cable PLC 8.75% 2014	2,990	2,257
NTL Cable PLC 8.75% 2014	€500	502
NTL Cable PLC 9.75% 2014	£300	314
NTL Cable PLC 9.125% 2016	$2,625	1,956
Cinemark USA, Inc., Term Loan B, 2.95% 2013[2,3,4]	3,104	2,272
Cinemark, Inc. 0%/9.75% 2014[6]	3,175	2,584
Michaels Stores, Inc., Term Loan B, 2.75% 2013[2,3,4]	2,217	1,204
Michaels Stores, Inc. 10.00% 2014	7,575	3,485
Michaels Stores, Inc. 0%/13.00% 2016[6]	575	106
K. Hovnanian Enterprises, Inc. 6.00% 2010	3,000	2,445
K. Hovnanian Enterprises, Inc. 8.875% 2012	1,030	304
K. Hovnanian Enterprises, Inc. 6.375% 2014	1,075	296
K. Hovnanian Enterprises, Inc. 6.50% 2014	2,450	674
K. Hovnanian Enterprises, Inc. 6.25% 2015	920	244
K. Hovnanian Enterprises, Inc. 6.25% 2016	1,575	425
K. Hovnanian Enterprises, Inc. 7.50% 2016	865	221
CanWest Media Inc., Series B, 8.00% 2012	9,376	4,172
CanWest MediaWorks Inc. 9.25% 2015[1]	750	289
Boyd Gaming Corp. 7.75% 2012	1,300	1,177
Boyd Gaming Corp. 6.75% 2014	3,450	2,191
Boyd Gaming Corp. 7.125% 2016	1,725	1,026
TL Acquisitions, Inc., Term Loan B, 2.96% 2014[2,3,4]	2,417	1,588
Thomson Learning 0%/13.25% 2015[1,6]	2,120	625
Thomson Learning 10.50% 2015[1]	5,150	2,137
Toys “R” Us, Inc. 7.625% 2011	6,840	3,386
Toys “R” Us-Delaware, Inc., Term Loan B, 4.831% 2012[2,3,4]	1,244	603
Allison Transmission Holdings, Inc. 11.00% 2015[1]	1,500	743
Allison Transmission Holdings, Inc. 11.25% 2015[1,2,5]	8,050	3,220
Mohegan Tribal Gaming Authority 6.375% 2009	1,695	1,602
Mohegan Tribal Gaming Authority 8.00% 2012	250	154
Mohegan Tribal Gaming Authority 6.125% 2013	250	159
Mohegan Tribal Gaming Authority 7.125% 2014	3,825	1,951
Pinnacle Entertainment, Inc. 7.50% 2015	5,500	3,218
Kabel Deutschland GmbH 10.625% 2014	3,350	2,998
Standard Pacific Corp. 5.125% 2009	1,675	1,608
Standard Pacific Corp. 6.875% 2011	300	223
Standard Pacific Corp. 6.25% 2014	660	356
Standard Pacific Corp. 7.00% 2015	1,215	638
Viacom Inc. 5.75% 2011	3,000	2,726
Tenneco Automotive Inc., Series B, 10.25% 2013	772	482
Tenneco Automotive Inc. 8.625% 2014	3,535	1,361
Tenneco Inc. 8.125% 2015	1,750	814
Sealy Mattress Co. 8.25% 2014	3,950	2,350
Ford Capital BV 9.50% 2010	200	88
Ford Motor Co., Term Loan B, 5.00% 2013[2,3,4]	1,729	709
FCE Bank PLC 7.125% 2013	€1,000	718
Ford Motor Co. 6.50% 2018	$2,640	647
Ford Motor Co. 8.875% 2022	610	149
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	2,975	2,261
Dollar General Corp. 10.625% 2015	1,000	960
Dollar General Corp. 11.875% 2017[2,5]	1,450	1,247
iesy Repository GmbH 10.125% 2015	€500	589
iesy Repository GmbH 10.375% 2015[1]	$2,000	1,577
General Motors Corp. 7.20% 2011	985	209
General Motors Corp. 7.125% 2013	2,375	445
General Motors Corp. 7.25% 2013	€400	114
General Motors Corp. 8.80% 2021	$8,032	1,365
Meritage Corp. 7.00% 2014	1,400	805
Meritage Homes Corp. 6.25% 2015	1,125	602
Meritage Corp. 7.731% 2017[1,7]	1,500	598
Gray Television Inc., Series D, 12.00%/15.00% (undated)[6,7,8]	5,500	1,856
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014	2,675	1,846
Education Management LLC and Education Management Finance Corp. 8.75% 2014	1,675	1,281
Education Management LLC and Education Management Finance Corp. 10.25% 2016	695	507
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012	2,750	1,774
Hanesbrands Inc., Series B, 5.698% 2014[2]	2,470	1,754
Seneca Gaming Corp., Series B, 7.25% 2012	2,125	1,721
American Media Operations, Inc., Series B, 10.25% 2009	4,375	891
American Media Operations, Inc., Series B, 10.25% 2009[1]	159	32
American Media Operations, Inc. 8.875% 2011	3,480	718
American Media Operations, Inc. 8.875% 2011[1]	127	26
Gaylord Entertainment Co. 8.00% 2013	1,475	1,025
Gaylord Entertainment Co. 6.75% 2014	900	562
AMC Entertainment Inc. 8.00% 2014	500	310
AMC Entertainment Inc., Series B, 11.00% 2016	1,750	1,232
KB Home 5.875% 2015	685	414
KB Home 6.25% 2015	1,810	1,113
LBI Media, Inc. 8.50% 2017[1,7]	4,210	1,473
Edcon (Proprietary) Ltd. 6.579% 2014[2]	€2,500	1,411
Neiman Marcus Group, Inc. 9.00% 2015[5]	$3,095	1,377
Beazer Homes USA, Inc. 8.125% 2016	4,350	1,327
Vidéotron Ltée 6.875% 2014	1,120	997
Vidéotron Ltée 6.375% 2015	380	300
Dex Media West LLC, Dex Media West Finance Co., Series B, 8.50% 2010	800	488
Dex Media, Inc., Series B, 8.00% 2013	2,575	489
Dex Media, Inc., Series B, 9.00% 2013	250	47
Dex Media, Inc., Series B, 9.00% 2013	250	48
R.H. Donnelley Corp., Series A-3, 8.875% 2016	1,250	194
Warner Music Group 7.375% 2014	2,000	1,180
J.C. Penney Co., Inc. 8.00% 2010	750	728
J.C. Penney Co., Inc. 9.00% 2012	495	440
Liberty Media Corp. 8.25% 2030	2,000	1,157
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	1,300	1,125
D.R. Horton, Inc. 8.00% 2009	875	873
D.R. Horton, Inc. 6.875% 2013	200	163
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013	1,021	1,021
Local T.V. Finance LLC 9.25% 2015[1,5]	4,485	1,009
Mediacom Broadband LLC and Mediacom Broadband Corp. 8.50% 2015	1,500	984
Royal Caribbean Cruises Ltd. 8.00% 2010	875	753
Royal Caribbean Cruises Ltd. 8.75% 2011	275	213
Regal Cinemas Corp., Series B, 9.375% 2012[7]	1,000	928
Bon-Ton Department Stores, Inc. 10.25% 2014	5,650	706
Fox Acquisition LLC 13.375% 2016[1]	1,610	692
Goodyear Tire & Rubber Co. 6.318% 2009[2]	675	618
TRW Automotive Inc. 7.00% 2014[1]	1,000	535
WDAC Intermediate Corp. 8.375% 2014[1]	1,350	392
WDAC Intermediate Corp. 8.50% 2014	€250	98
Burlington Coat Factory Warehouse Corp. 11.125% 2014	$1,450	442
Radio One, Inc. 6.375% 2013	1,225	420
Visteon Corp. 8.25% 2010	377	119
Visteon Corp. 12.25% 2016[1]	973	238
Cooper-Standard Automotive Inc. 7.00% 2012	250	76
Cooper-Standard Automotive Inc. 8.375% 2014	1,275	230
Dillard Department Stores, Inc. 9.125% 2011	350	242
Carmike Cinemas, Inc., Delayed Draw, Term Loan, 5.33% 2012[2,3,4]	234	167
Idearc Inc. 8.00% 2016	1,500	120
Young Broadcasting Inc. 10.00% 2011	7,467	112
Delphi Automotive Systems Corp. 6.50% 2009[9]	3,500	70
Delphi Corp. 6.50% 2013[9]	555	8
Delphi Automotive Systems Corp. 6.55% 2006[9]	250	5
Delphi Automotive Systems Corp. 7.125% 2029[9]	750	15
KAC Acquisition Corp. 8.00% 2026[1,5,7]	91	91
Harrah’s Operating Co., Inc. 5.625% 2015	266	47
Harrah’s Operating Co., Inc. 10.00% 2018[1]	53	20
		164,484

TELECOMMUNICATION SERVICES — 8.63%
American Tower Corp. 7.125% 2012	6,740	6,673
American Tower Corp. 7.50% 2012	1,925	1,906
American Tower Corp. 7.00% 2017[1,7]	6,850	6,576
Nextel Communications, Inc., Series E, 6.875% 2013	1,205	512
Nextel Communications, Inc., Series F, 5.95% 2014	2,770	1,164
Nextel Communications, Inc., Series D, 7.375% 2015	5,280	2,219
Sprint Nextel Corp. 6.00% 2016	7,000	4,942
Sprint Capital Corp. 6.90% 2019	3,150	2,240
Sprint Capital Corp. 8.75% 2032	1,645	1,112
Centennial Communications Corp. 9.633% 2013[2]	2,950	2,876
Centennial Communications Corp. 10.00% 2013	3,750	3,900
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	1,695	1,720
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and
Centennial Puerto Rico Operations Corp. 8.125% 2014[2]	3,450	3,519
Qwest Capital Funding, Inc. 7.90% 2010	2,160	1,976
Qwest Capital Funding, Inc. 7.25% 2011	6,275	5,302
Qwest Communications International Inc. 7.25% 2011	600	525
Qwest Communications International Inc., Series B, 7.50% 2014	2,500	1,800
U S WEST Capital Funding, Inc. 6.875% 2028	1,200	726
Windstream Corp. 8.125% 2013	2,075	1,919
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	1,775	1,483
Windstream Corp. 8.625% 2016	3,875	3,449
Windstream Corp. 7.00% 2019	2,650	2,054
MetroPCS Wireless, Inc. 9.25% 2014	9,175	8,258
Cricket Communications, Inc. 9.375% 2014	8,105	7,335
AT&T Inc. 6.70% 2013	1,500	1,591
AT&T Inc. 6.40% 2038	3,250	3,493
Rogers Wireless Inc. 7.25% 2012	600	587
Rogers Wireless Inc. 7.50% 2015	2,675	2,652
Cincinnati Bell Inc. 7.25% 2013	3,200	2,832
Telecom Italia Capital SA 7.721% 2038	3,000	2,470
ALLTEL Corp., Term Loan B3, 3.939% 2015[2,3,4]	1,621	1,608
ALLTEL Corp., Term Loan B2, 4.371% 2015[2,3,4]	673	665
Digicel Group Ltd. 8.875% 2015[1]	2,250	1,474
Citizens Communications Co. 7.875% 2027	2,375	1,389
Hawaiian Telcom Communications, Inc. 8.765% 2013[2,9]	1,725	99
Hawaiian Telcom Communications, Inc. 9.75% 2013[9]	3,135	251
Hawaiian Telcom Communications, Inc., Term Loan C, 4.75% 2014[2,3,4]	2,240	876
Hawaiian Telcom Communications, Inc., Series B, 12.50% 2015[9]	425	4
Millicom International Cellular SA 10.00% 2013	1,320	1,195
Intelsat, Ltd. 6.50% 2013	2,000	1,130
NTELOS Inc., Term Loan B, 2.72% 2011[2,3,4]	963	815
Orascom Telecom 7.875% 2014[1]	1,500	803
		98,120

INDUSTRIALS — 8.43%
Nielsen Finance LLC, Term Loan B, 4.388% 2013[2,3,4]	2,483	1,688
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014	10,375	8,352
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 2016[6]	15,715	5,775
Allied Waste North America, Inc., Series B, 6.50% 2010	1,000	965
Allied Waste North America, Inc., Series B, 5.75% 2011	1,000	938
Allied Waste North America, Inc., Series B, 6.125% 2014	1,250	1,132
Allied Waste North America, Inc., Series B, 7.375% 2014	2,600	2,460
Allied Waste North America, Inc. 7.25% 2015	100	93
Allied Waste North America, Inc. 6.875% 2017	3,700	3,446
Delta Air Lines, Inc., First Lien Term Loan A, 3.899% 2012[2,3,4]	1,980	1,327
Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57% 2012[3]	2,500	2,100
Northwest Airlines, Inc., Term Loan B, 4.96% 2013[2,3,4,7]	1,976	1,592
Delta Air Lines, Inc., Second Lien Term Loan B, 5.149% 2014[2,3,4]	2,955	1,475
Northwest Airlines, Inc., Term Loan A, 3.21% 2018[2,3,4]	3,391	2,509
Continental Airlines, Inc. 8.75% 2011	1,250	741
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[3]	438	306
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[3]	663	531
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[3]	1,362	844
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[3]	708	566
Continental Airlines, Inc., Series 2003-ERJ3, Class A, 7.875% 2020[3]	2,486	1,392
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[3]	1,581	1,186
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[3]	942	735
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[3]	841	496
American Airlines, Inc., Series 1999-1, Class B, 7.324% 2011[3]	1,855	1,707
American Airlines, Inc., Series 2001-1, Class A-2, 6.817% 2012[3]	2,000	1,420
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[3]	1,440	1,161
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019[3]	3,152	1,292
AMR Corp. 10.00% 2021[7]	1,000	456
DynCorp International and DIV Capital Corp. 9.50% 2013[1]	3,780	3,331
DynCorp International and DIV Capital Corp., Series B, 9.50% 2013	2,486	2,166
US Investigations Services, Inc., Term Loan B, 4.275% 2015[2,3,4]	1,482	1,079
US Investigations Services, Inc. 10.50% 2015[1]	2,925	2,150
US Investigations Services, Inc. 11.75% 2016[1]	2,500	1,588
ARAMARK Corp., Term Loan B, 3.334% 2014[2,3,4]	644	537
ARAMARK Corp., Letter of Credit, 4.494% 2014[2,3,4]	41	34
ARAMARK Corp. 6.693% 2015[2]	600	456
ARAMARK Corp. 8.50% 2015	3,375	3,071
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B1, 5.80% 2014[2,3,4]	863	453
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B2, 7.17% 2014[2,3,4]	851	447
DAE Aviation Holdings, Inc. 11.25% 2015[1]	6,845	2,841
Ashtead Group PLC 8.625% 2015[1]	2,050	1,087
Ashtead Capital, Inc. 9.00% 2016[1]	4,400	2,288
Kansas City Southern Railway Co. 7.50% 2009	1,615	1,627
TFM, SA de CV 9.375% 2012	1,825	1,679
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015	725	301
Hawker Beechcraft Acquisition Co., LLC 8.875% 2015[5]	8,110	2,798
Hawker Beechcraft Acquisition Co., LLC 9.75% 2017	250	69
DRS Technologies, Inc. 6.875% 2013	1,200	1,195
DRS Technologies, Inc. 6.625% 2016	1,500	1,508
DRS Technologies, Inc. 7.625% 2018	200	201
United Air Lines, Inc., Series 2000-2, Class A-2, 7.186% 2012[3]	897	823
United Air Lines, Inc., Term Loan B, 2.50% 2014[2,3,4]	2,411	1,136
United Air Lines, Inc., Series 2001-1, Class A-1, 6.071% 2014[3]	266	241
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[3]	463	433
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[1,3]	452	245
Alion Science and Technology Corp. 10.25% 2015	5,190	2,368
RBS Global, Inc. and Rexnord LLC 9.50% 2014	2,575	1,931
RBS Global, Inc. and Rexnord LLC 8.875% 2016	500	295
NTK Holdings Inc. 0%/10.75% 2014[3,6]	5,250	1,155
THL Buildco, Inc. 8.50% 2014	3,935	925
TransDigm Inc. 7.75% 2014	1,900	1,568
B/E Aerospace 8.50% 2018	1,730	1,561
United Rentals (North America), Inc., Series B, 6.50% 2012	1,750	1,391
Atrium Companies, Inc., Term Loan B, 12.50% 2012[2,3,4,5]	1,333	833
Atrium Companies, Inc. 15.00% 2012[1,5]	1,345	182
RSC Holdings III, LLC, Second Lien Term Loan B, 7.71% 2013[2,3,4]	1,753	942
Navios Maritime Holdings Inc. 9.50% 2014	1,600	899
FTI Consulting, Inc. 7.625% 2013	1,000	871
H&E Equipment Services, Inc. 8.375% 2016	685	366
Quebecor World Inc. 8.75% 2016[1,9]	1,000	84
		95,840

UTILITIES — 6.31%
Edison Mission Energy 7.50% 2013	4,700	4,324
Edison Mission Energy 7.75% 2016	2,200	1,969
Midwest Generation, LLC, Series B, 8.56% 2016[3]	3,777	3,607
Edison Mission Energy 7.00% 2017	7,525	6,584
Edison Mission Energy 7.20% 2019	5,725	4,723
Edison Mission Energy 7.625% 2027	3,925	3,062
Texas Competitive Electric Holdings Co. LLC, Term Loan B2, 5.368% 2014[2,3,4]	2,128	1,481
Texas Competitive Electric Holdings Co. LLC, Series B, 10.50% 2015[1]	8,665	6,195
Texas Competitive Electric Holdings Co. LLC 10.50% 2015[1]	7,665	5,480
Texas Competitive Electric Holdings Co. LLC 11.25% 2016[1,5]	2,250	1,136
Intergen Power 9.00% 2017[1]	9,775	8,064
AES Corp. 9.50% 2009	357	356
AES Corp. 9.375% 2010	1,497	1,430
AES Corp. 8.75% 2013[1]	3,061	2,954
AES Gener SA 7.50% 2014	500	496
AES Corp. 7.75% 2015	500	423
AES Red Oak, LLC, Series A, 8.54% 2019[3]	410	363
AES Corp. 8.00% 2020[1]	1,000	780
NRG Energy, Inc. 7.25% 2014	2,125	1,992
NRG Energy, Inc. 7.375% 2016	4,775	4,453
ISA Capital do Brasil SA 7.875% 2012[1]	2,225	2,114
ISA Capital do Brasil SA 8.80% 2017[1]	700	618
E.ON International Finance BV 5.80% 2018[1]	2,540	2,379
Cilcorp Inc. 8.70% 2009	2,000	1,850
Sierra Pacific Resources 8.625% 2014	875	793
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	275	265
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	500	480
Pacific Gas and Electric Co. 8.25% 2018	1,000	1,204
National Rural Utilities Cooperative Finance Corp., Collateral Trust Bonds, 10.375% 2018	1,000	1,172
FPL Energy National Wind Portfolio, LLC 6.125% 2019[1,3]	1,179	1,026
		71,773

FINANCIALS — 6.04%
Countrywide Home Loans, Inc., Series K, 5.625% 2009	1,775	1,767
Countrywide Financial Corp., Series A, 4.50% 2010	255	251
Countrywide Financial Corp., Series B, 2.946% 2012[2]	4,000	3,460
Countrywide Financial Corp., Series B, 5.80% 2012	7,592	7,405
Ford Motor Credit Co. 3.225% 2009[1,2]	2,630	2,512
Ford Motor Credit Co. 5.80% 2009	1,000	997
Ford Motor Credit Co. 7.375% 2009	475	417
Ford Motor Credit Co. 8.625% 2010	215	163
Ford Motor Credit Co. 9.75% 2010[2]	750	600
Ford Motor Credit Co. 7.375% 2011	975	742
Ford Motor Credit Co. 9.875% 2011	2,000	1,476
Ford Motor Credit Co. 7.569% 2012[2]	3,725	2,426
General Motors Acceptance Corp. 7.50% 2013[1,7]	477	324
General Motors Acceptance Corp. 7.25% 2011[1,7]	1,549	1,394
General Motors Acceptance Corp. 6.625% 2012[1,7]	316	253
General Motors Acceptance Corp. 6.875% 2012[1,7]	189	151
General Motors Acceptance Corp. 7.00% 2012[1,7]	2,038	1,651
General Motors Acceptance Corp. 4.403% 2014[2,7]	1,013	648
General Motors Acceptance Corp. 6.75% 2014[1,7]	153	112
General Motors Acceptance Corp. 8.00% 2018[1,7]	469	227
Citigroup Capital XXI 8.30% 2077[2]	5,625	4,348
TuranAlem Finance BV 7.875% 2010	1,500	923
TuranAlem Finance BV 7.75% 2013[1]	2,000	810
TuranAlem Finance BV 8.50% 2015	500	218
TuranAlem Finance BV 8.50% 2015[1]	260	113
TuranAlem Finance BV 8.25% 2037[1]	3,710	1,614
CIT Group Inc. 7.625% 2012	3,600	3,042
SLM Corp., Series A, 3.835% 2014[2]	1,200	811
SLM Corp., Series A, 8.45% 2018	2,500	1,979
HSBK (Europe) BV 7.75% 2013	1,690	1,208
HSBK (Europe) BV 7.75% 2013[1]	270	193
HSBK (Europe) BV 7.25% 2017[1]	2,400	1,308
Realogy Corp., Letter of Credit, 5.05% 2013[2,3,4]	253	160
Realogy Corp., Term Loan B, 5.706% 2013[2,3,4]	931	589
Realogy Corp. 10.50% 2014	9,375	1,664
Realogy Corp. 11.75% 2014[5]	1,165	140
Realogy Corp. 12.375% 2015	1,000	140
E*TRADE Financial Corp. 8.00% 2011	1,725	794
E*TRADE Financial Corp. 7.375% 2013	175	64
E*TRADE Financial Corp. 7.875% 2015	3,935	1,436
MetLife Capital Trust X 9.25% 2068[1,2]	3,000	2,097
HSBC Finance Corp. 5.00% 2015	2,265	2,013
Liberty Mutual Group Inc., Series A, 7.80% 2087[1]	545	245
Liberty Mutual Group Inc., Series C, 10.75% 2088[1,2]	2,955	1,627
Rouse Co. 3.625% 2009	615	258
Rouse Co. 7.20% 2012	1,495	516
Rouse Co. 5.375% 2013	1,250	400
Rouse Co. 6.75% 2013[1]	1,575	575
JPMorgan Chase Bank NA 6.00% 2017	1,500	1,516
Northern Rock PLC 5.60% (undated)[1,2]	600	231
Northern Rock PLC 6.594% (undated)[1,2]	3,050	1,174
Host Marriott, LP, Series M, 7.00% 2012	1,470	1,253
Host Marriott, LP, Series K, 7.125% 2013	125	101
Catlin Insurance Ltd. 7.249% (undated)[1,2]	2,500	995
iStar Financial, Inc. 6.00% 2010	1,055	443
iStar Financial, Inc., Series B, 5.125% 2011	545	191
iStar Financial, Inc. 6.50% 2013	1,070	321
iStar Financial, Inc., Series B, 5.70% 2014	80	25
Kazkommerts International BV 8.50% 2013	500	293
Kazkommerts International BV 8.00% 2015	600	285
Kazkommerts International BV, Series 4, 7.50% 2016	1,000	380
International Lease Finance Corp., Series R, 5.65% 2014	1,300	850
Capmark Financial Group Inc. 5.875% 2012	2,300	785
Lazard Group LLC 7.125% 2015	1,165	741
UnumProvident Finance Co. PLC 6.85% 2015[1]	800	655
HBOS PLC 6.75% 2018[1]	700	617
Morgan Stanley 10.09% 2017	BRL2,000	504
Schwab Capital Trust I 7.50% 2037[2]	$1,000	501
Chevy Chase Bank, FSB 6.875% 2013	500	403
Agile Property Holdings Ltd. 9.00% 2013	410	226
Downey Financial Corp. 6.50% 2014	1,130	5
		68,756

HEALTH CARE — 4.71%
HCA Inc., Term Loan B, 3.709% 2013[2,3,4]	6,529	5,154
HCA Inc. 9.125% 2014	2,495	2,320
HCA Inc. 9.25% 2016	265	244
HCA Inc. 10.375% 2016[5]	2,890	2,261
HealthSouth Corp. 8.323% 2014[2]	1,640	1,320
HealthSouth Corp. 10.75% 2016	8,005	7,385
Tenet Healthcare Corp. 6.375% 2011	1,770	1,376
Tenet Healthcare Corp. 7.375% 2013	2,750	1,973
Tenet Healthcare Corp. 9.875% 2014	5,100	4,131
Tenet Healthcare Corp. 9.25% 2015	1,355	1,098
Bausch & Lomb Inc. 9.875% 2015[1]	9,780	7,384
Elan Finance PLC and Elan Finance Corp. 7.75% 2011	1,500	893
Elan Finance PLC and Elan Finance Corp. 6.328% 2013[2]	4,520	2,147
Elan Finance PLC and Elan Finance Corp. 8.875% 2013	2,700	1,418
VWR Funding, Inc. 10.25% 2015[2,5]	6,210	3,943
Surgical Care Affiliates, Inc. 8.875% 2015[1,5]	1,950	1,199
Surgical Care Affiliates, Inc. 10.00% 2017[1]	1,825	958
PTS Acquisition Corp. 9.50% 2015[5]	5,345	2,058
Mylan Inc., Term Loan B, 4.75% 2014[2,3,4]	2,323	1,981
Warner Chilcott Corp. 8.75% 2015	1,463	1,309
Team Finance LLC and Health Finance Corp. 11.25% 2013	1,485	1,173
Symbion Inc. 11.75% 2015[5]	1,416	751
Viant Holdings Inc. 10.125% 2017[1]	1,842	617
Boston Scientific Corp. 7.00% 2035	400	298
AMR HoldCo, Inc. and EmCare HoldCo, Inc. 10.00% 2015	215	201
		53,592

INFORMATION TECHNOLOGY — 4.65%
NXP BV and NXP Funding LLC 7.503% 2013[2]	3,075	1,034
NXP BV and NXP Funding LLC 8.068% 2013[2]	€1,050	366
NXP BV and NXP Funding LLC 7.875% 2014	$8,905	3,517
NXP BV and NXP Funding LLC 8.625% 2015	€3,250	838
NXP BV and NXP Funding LLC 9.50% 2015	$12,145	2,338
Freescale Semiconductor, Inc., Term Loan B, 3.931% 2013[2,3,4]	1,305	779
Freescale Semiconductor, Inc. 8.875% 2014	3,325	1,480
Freescale Semiconductor, Inc. 9.875% 2014[2,5]	15,275	3,590
Freescale Semiconductor, Inc. 10.125% 2016	3,425	1,421
SunGard Data Systems Inc. 9.125% 2013	6,984	6,076
First Data Corp., Term Loan B2, 3.211% 2014[2,3,4]	7,900	5,111
First Data Corp. 9.875% 2015[1]	500	305
Hughes Communications, Inc. 9.50% 2014	6,150	5,028
Sanmina-SCI Corp. 6.75% 2013	3,950	1,718
Sanmina-SCI Corp. 4.746% 2014[1,2]	1,000	545
Sanmina-SCI Corp. 8.125% 2016	5,400	2,133
Ceridian Corp. 11.25% 2015[1]	6,400	3,416
Serena Software, Inc. 10.375% 2016	5,975	3,062
Celestica Inc. 7.875% 2011	2,275	2,081
Celestica Inc. 7.625% 2013	275	227
Jabil Circuit, Inc. 5.875% 2010	875	805
Jabil Circuit, Inc. 8.25% 2018	2,270	1,453
Sensata Technologies BV 8.00% 2014[2]	4,870	2,216
Xerox Corp. 7.125% 2010	1,250	1,174
Xerox Corp. 7.625% 2013	1,000	835
Electronic Data Systems Corp., Series B, 6.00% 2013[2]	1,000	1,037
Nortel Networks Ltd. 9.003% 2011[2]	1,250	319
		52,904

MATERIALS — 3.34%
Nalco Co. 7.75% 2011	4,340	4,188
Nalco Co. 8.875% 2013	500	425
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 0%/9.00% 2014[6]	1,900	1,377
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	3,820	3,251
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	2,240	1,839
Building Materials Corp. of America 7.75% 2014	5,000	3,175
Plastipak Holdings, Inc. 8.50% 2015[1]	4,585	3,095
Georgia Gulf Corp. 9.50% 2014	7,885	2,405
Rockwood Specialties Group, Inc. 7.50% 2014	1,500	1,162
Rockwood Specialties Group, Inc. 7.625% 2014	€700	683
Owens-Illinois, Inc. 7.50% 2010	$1,275	1,269
Owens-Brockway Glass Container Inc. 6.75% 2014	€375	410
Associated Materials Inc. 9.75% 2012	$1,200	951
AMH Holdings, Inc. 0%/11.25% 2014[6]	1,000	560
Graphic Packaging International, Inc. 8.50% 2011	1,625	1,365
Algoma Steel Inc., Term Loan B, 4.42% 2013[2,3,4,7]	705	388
Algoma Steel Inc. 9.875% 2015[1,7]	2,500	875
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	525	92
Jefferson Smurfit Corp. (U.S.) 7.50% 2013	3,650	657
Smurfit-Stone Container Enterprises, Inc. 8.00% 2017	2,370	462
International Paper Co. 7.95% 2018	1,475	1,168
Vale Overseas Ltd. 6.25% 2017	1,000	945
FMG Finance Pty Ltd. 10.625% 2016[1]	1,500	878
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	1,507	851
Allegheny Technologies, Inc. 8.375% 2011	750	799
Metals USA Holdings Corp. 10.883% 2012[2,5]	1,550	442
Metals USA, Inc. 11.125% 2015	500	298
Domtar Corp. 7.125% 2015	845	553
JSG Funding PLC 7.75% 2015	1,000	550
C10 Capital (SPV) Ltd. 6.722% (undated)[1,2]	1,125	536
MacDermid 9.50% 2017[1]	1,000	525
Abitibi-Consolidated Inc. 8.55% 2010	680	71
Abitibi-Consolidated Co. of Canada 15.50% 2010[1]	291	86
Abitibi-Consolidated Co. of Canada 5.496% 2011[2]	475	40
Abitibi-Consolidated Inc. 7.75% 2011	660	63
Abitibi-Consolidated Co. of Canada 6.00% 2013	460	39
Abitibi-Consolidated Co. of Canada 8.375% 2015	1,715	146
AEP Industries Inc. 7.875% 2013	765	436
Momentive Performance Materials Inc. 9.75% 2014	1,000	430
Georgia-Pacific Corp., First Lien Term Loan B, 3.689% 2012[2,3,4]	521	396
Witco Corp. 6.875% 2026	505	144
		38,025

ENERGY — 2.95%
Williams Companies, Inc. 5.883% 2010[1,2]	1,500	1,323
Williams Companies, Inc. 6.375% 2010[1]	1,000	933
Williams Companies, Inc. 8.125% 2012	1,900	1,760
Williams Companies, Inc. 7.875% 2021	250	192
Transcontinental Gas Pipe Line Corp. 7.25% 2026	975	892
Williams Companies, Inc. 8.75% 2032	3,300	2,464
Enterprise Products Operating LLC 9.75% 2014	775	790
Enterprise Products Operating LP 8.375% 2066[2]	2,610	1,437
Enterprise Products Operating LP 7.034% 2068[2]	8,780	4,132
Williams Partners L.P. and Williams Partners Finance Corp. 7.50% 2011	3,825	3,291
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	2,525	1,998
Petroplus Finance Ltd. 6.75% 2014[1]	2,900	1,856
Petroplus Finance Ltd. 7.00% 2017[1]	3,000	1,845
Drummond Co., Inc. 7.375% 2016[1]	5,070	2,484
Gaz Capital SA 7.288% 2037[1]	4,000	2,380
TEPPCO Partners LP 7.00% 2067[2]	3,805	2,042
Enbridge Inc. 5.60% 2017	1,875	1,594
Premcor Refining Group Inc. 6.75% 2011	1,150	1,170
Forest Oil Corp. 7.25% 2019	1,000	735
Newfield Exploration Co. 7.625% 2011	250	236
		33,554

CONSUMER STAPLES — 2.62%
Constellation Brands, Inc. 8.375% 2014	1,250	1,194
Constellation Brands, Inc. 7.25% 2017	4,770	4,531
Stater Bros. Holdings Inc. 8.125% 2012	5,175	4,709
Stater Bros. Holdings Inc. 7.75% 2015	900	760
Dole Food Co., Inc. 7.25% 2010	1,275	896
Dole Food Co., Inc. 8.875% 2011	4,358	2,746
SUPERVALU INC., Term Loan B, 2.689% 2012[2,3,4]	896	720
SUPERVALU INC. 7.50% 2012	340	301
Albertson’s, Inc. 7.25% 2013	460	391
Albertson’s, Inc. 8.00% 2031	3,575	2,163
Vitamin Shoppe Industries Inc. 9.649% 2012[2]	3,030	2,151
Smithfield Foods, Inc. 7.75% 2017	3,525	2,027
Altria Group, Inc. 9.70% 2018	1,500	1,624
Cott Beverages Inc. 8.00% 2011	2,550	1,568
H.J. Heinz Co. 15.59% 2011[1,2]	1,200	1,343
Duane Reade Inc. 6.496% 2010[2]	750	551
Duane Reade Inc. 9.75% 2011	1,015	543
Yankee Candle Co., Inc., Series B, 8.50% 2015	1,725	813
JBS SA 10.50% 2016	1,100	775
		29,806

MORTGAGE-BACKED OBLIGATIONS[3] — 1.31%
American Tower Trust I, Series 2007-1A, Class E, 6.249% 2037[1,7]	1,750	963
American Tower Trust I, Series 2007-1A, Class F, 6.639% 2037[1,7]	6,050	3,162
Tower Ventures, LLC, Series 2006-1, Class F, 7.036% 2036[1,7]	5,970	3,940
SBA CMBS Trust, Series 2006-1A, Class F, 6.709% 2036[1,7]	235	160
SBA CMBS Trust, Series 2006-1A, Class G, 6.904% 2036[1,7]	2,235	1,497
SBA CMBS Trust, Series 2006-1A, Class H, 7.389% 2036[1,7]	1,235	815
SBA CMBS Trust, Series 2006-1A, Class J, 7.825% 2036[1,7]	1,235	803
Crown Castle Towers LLC, Series 2006-1, Class F, 6.650% 2036[1,7]	4,600	2,632
Crown Castle Towers LLC, Series 2006-1, Class G, 6.795% 2036[1,7]	700	381
Countrywide Alternative Loan Trust, Series 2007-14T2, Class A-4, 0.821% 2037[2,7]	1,314	552
		14,905

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 0.46%
Panama (Republic of) Global 7.125% 2026	310	294
Panama (Republic of) Global 9.375% 2029	130	144
Panama (Republic of) Global 6.70% 2036[3]	1,522	1,377
Brazilian Treasury Bill 6.00% 2045[7,10]	BRL4	1,287
Colombia (Republic of) Global 10.75% 2013	$500	585
Colombia (Republic of) Global 12.00% 2015	COP780,000	383
Egypt (Arab Republic of) Treasury Bill 0% 2009	EGP2,625	463
Egypt (Arab Republic of) 11.50% 2011	125	23
Argentina (Republic of) 5.83% 2033[3,5,7,10]	ARS4,416,992	402
Argentina (Republic of) GDP-Linked 2035	5,935	71
Turkey (Republic of) 12.375% 2009	$250	257
		5,286

BONDS & NOTES OF U.S. GOVERNMENT — 0.25%
U.S. Treasury 6.00% 2026	2,000	2,793

Total bonds, notes & other debt instruments (cost: $1,133,086,000)		729,838

	Shares or
Convertible securities — 0.72%	principal amount

CONSUMER DISCRETIONARY — 0.44%
Amazon.com, Inc. 6.875% PEACS convertible notes 2010	€2,593,000	3,586
Beazer Homes USA, Inc. 4.625% convertible notes 2024	$3,360,000	1,462
		5,048

		Value
Convertible securities	Shares	(000)

FINANCIALS — 0.08%
Citigroup Inc., Series J, 7.00% noncumulative convertible preferred depositary shares[7,8]	30,000	$882

MISCELLANEOUS — 0.20%
Other convertible securities in initial period of acquisition		2,259

Total convertible securities (cost: $9,861,000)		8,189

Preferred stocks — 1.01%

FINANCIALS — 1.01%
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities[1]	160,000	3,145
Bank of America Corp., Series M, 8.125% noncumulative[2]	1,500,000	1,124
Bank of America Corp., Series K, 8.00% noncumulative[2]	1,000,000	720
Mizuho Capital Investment (USD) 1 Ltd. 6.686% noncumulative[1,2]	2,500,000	1,666
SMFG Preferred Capital USD 3 Ltd. 9.50%[1,2]	665,000	613
SMFG Preferred Capital USD 1 Ltd. 6.078%[1,2]	500,000	340
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative[1,2]	4,200,000	877
ILFC E-Capital Trust II 6.25%[1,2]	2,000,000	836
JPMorgan Chase & Co., Series I, 7.90%[2]	1,000,000	834
Citigroup Inc., Series E, 8.40%[2]	1,000,000	661
PNC Preferred Funding Trust I 6.517%[1,2]	1,000,000	433
General Motors Corp. 9.00%[1,2,7,11]	1,157	174
Fannie Mae, Series O, 7.00%[1,2]	86,522	89
Freddie Mac, Series Z, 8.375%	60,000	27
IndyMac Bancorp, Inc., Series A, 8.50% noncumulative[1]	246,000	2

Total preferred stocks (cost: $26,364,000)		11,541

Common stocks — 1.16%

INDUSTRIALS — 0.96%
DigitalGlobe Inc.[7,8,11]	3,677,578	9,194
Delta Air Lines, Inc.[11]	150,806	1,728
		10,922

CONSUMER DISCRETIONARY — 0.11%
Ford Motor Co.[11]	342,877	785
Time Warner Cable Inc., Class A11	17,294	371
Adelphia Recovery Trust, Series Arahova[11]	388,601	52
Adelphia Recovery Trust, Series ACC-6B7,11	1,000,000	10
Adelphia Recovery Trust, Series ACC-1[11]	449,306	5
Radio One, Inc., Class D, nonvoting[11]	34,000	8
Radio One, Inc., Class A11	17,000	8
ACME Communications, Inc.[11]	13,100	5
Mobile Travel Guide, Inc.[7,8,11]	7,285	1
		1,245

TELECOMMUNICATION SERVICES — 0.05%
Sprint Nextel Corp., Series 1[11]	127,382	233
Embarq Corp.	6,369	229
American Tower Corp., Class A11	3,522	103
XO Holdings, Inc.[11]	651	—
		565

INFORMATION TECHNOLOGY — 0.04%
ZiLOG, Inc.[11]	153,000	444
HSW International, Inc.[7,8,11]	22,356	6
		450

HEALTH CARE — 0.00%
Clarent Hospital Corp.[7,11]	80,522	1

Total common stocks (cost: $15,405,000)		13,183

Rights & warrants — 0.00%

TELECOMMUNICATION SERVICES — 0.00%
XO Holdings, Inc., Series A, warrants, expire 2010[11]	1,305	—
XO Holdings, Inc., Series B, warrants, expire 2010[11]	978	—
XO Holdings, Inc., Series C, warrants, expire 2010[11]	978	—
GT Group Telecom Inc., warrants, expire 2010[1,7,11]	4,000	—
		—

INDUSTRIALS — 0.00%
Atrium Corp., warrants, expire 2018[1,7,11]	691	—

Total rights & warrants (cost: $208,000)		—

	Principal amount
Short-term securities — 30.41%	(000)

Federal Home Loan Bank 0.10%–2.40% due 1/14–4/24/2009	$62,100	62,071
Fannie Mae 0.12%–0.50% due 2/3–5/20/2009	60,400	60,332
International Bank for Reconstruction and Development 0.22%–1.65% due 1/6–3/16/2009	45,500	45,480
Illinois Tool Works Inc. 1.85% due 1/7/2009	15,500	15,496
Illinois Tool Works Inc. 0.94% due 3/16/2009[1]	13,000	12,993
Hewlett-Packard Co. 0.29%–1.10% due 1/6–1/30/2009[1]	26,600	26,594
AT&T Inc. 0.20%–0.85% due 1/30–2/11/2009[1]	25,800	25,790
Procter & Gamble International Funding S.C.A. 0.45% due 4/2/2009[1]	19,600	19,587
John Deere Capital Corp. 2.45% due 1/7/2009[1]	17,400	17,395
Merck & Co. Inc. 0.80% due 1/26/2009	15,600	15,591
Jupiter Securitization Co., LLC 0.45% due 1/26/2009[1]	12,347	12,343
Honeywell International Inc. 0.60% due 3/18/2009[1]	9,900	9,892
Walgreen & Co. 0.25% due 1/27/2009[1]	6,500	6,499
Medtronic Inc. 1.15% due 1/9/2009[1]	6,100	6,097
Walt Disney Co. 1.70% due 1/26/2009	4,800	4,795
Emerson Electric Co. 0.40% due 3/30/2009[1]	4,300	4,297
Freddie Mac 0.77% due 5/5/2009	700	699

Total short-term securities (cost: $345,910,000)		345,951

Total investment securities (cost: $1,530,834,000)		1,108,702
Other assets less liabilities		28,900

Net assets		$1,137,602

Key to abbreviations and symbols

ARS = Argentine pesos
BRL = Brazilian reais
COP = Colombian pesos
EGP = Egyptian pounds
€ = Euros
£ = British pounds

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $294,316,000, which represented 25.87% of the net assets of the fund.

[2]	Coupon rate may change periodically.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $50,362,000, which represented 4.43% of the net assets of the fund.

[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[6]	Step bond; coupon rate will increase at a later date.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $46,455,000, which represented 4.08% of the net assets of the fund.
[8]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets

DigitalGlobe Inc.	4/14/1999–7/31/2003	$3,000	$9,194	.81%
Gray Television Inc., Series D, 12.00%/15.00% (undated)	6/26/2008–7/15/2008	5,225	1,856	.16
Citigroup Inc., Series J, 7.00% noncumulative
convertible preferred depositary shares	1/15/2008	1,500	882	.08
HSW International, Inc.	12/17/2007	69	6	—
Mobile Travel Guide, Inc.	12/17/2007	2	1	—

Total restricted securities		$9,796	$11,939	1.05%

[9]	Scheduled interest and/or principal payment was not received.
[10]	Index-linked bond whose principal amount moves with a government retail price index.
[11]	Security did not produce income during the last 12 months.

U.S. Government/AAA-Rated Securities Fund
Investment portfolio

December 31, 2008

Bonds, notes & other debt instruments — 95.42%	Principal amount (000)	Value (000)

MORTGAGE-BACKED OBLIGATIONS — 59.68%
Federal agency mortgage-backed obligations[1] — 56.00%
Freddie Mac 7.00% 2015	$36	$38
Freddie Mac 8.50% 2018	—	—
Freddie Mac 11.00% 2018	26	29
Freddie Mac 4.50% 2019	5,540	5,692
Freddie Mac 4.50% 2023	10,125	10,374
Freddie Mac 5.00% 2023	6,195	6,376
Freddie Mac 5.00% 2023	3,986	4,102
Freddie Mac 5.00% 2023	716	737
Freddie Mac 5.00% 2023	617	635
Freddie Mac 5.00% 2023	317	326
Freddie Mac 5.50% 2023	29,838	30,809
Freddie Mac 5.50% 2023	4,663	4,815
Freddie Mac 6.00% 2023	6,329	6,589
Freddie Mac 6.00% 2026	5,941	6,142
Freddie Mac 6.00% 2027	11,690	12,086
Freddie Mac 9.00% 2030	164	179
Freddie Mac 4.635% 2035[2]	2,918	2,947
Freddie Mac 5.875% 2036[2]	14,341	14,722
Freddie Mac 6.00% 2036	4,528	4,670
Freddie Mac 6.00% 2036	2,525	2,604
Freddie Mac 4.763% 2037[2]	1,171	1,183
Freddie Mac 5.461% 2037[2]	2,592	2,646
Freddie Mac 5.50% 2037	8,618	8,831
Freddie Mac 5.50% 2037	4,535	4,647
Freddie Mac 5.50% 2037	2,916	2,988
Freddie Mac 5.50% 2037	2,785	2,854
Freddie Mac 5.50% 2037	673	690
Freddie Mac 5.668% 2037[2]	1,693	1,724
Freddie Mac 5.979% 2037[2]	1,079	1,105
Freddie Mac 6.00% 2037	4,251	4,386
Freddie Mac 6.00% 2037	3,002	3,097
Freddie Mac 6.00% 2037	2,806	2,894
Freddie Mac 6.00% 2037	2,722	2,808
Freddie Mac 6.00% 2037	2,489	2,568
Freddie Mac 6.00% 2037	1,732	1,787
Freddie Mac 6.057% 2037[2]	899	923
Freddie Mac 6.258% 2037[2]	1,844	1,890
Freddie Mac 6.366% 2037[2]	1,325	1,362
Freddie Mac 6.50% 2037	7,852	8,171
Freddie Mac 6.50% 2037	3,510	3,653
Freddie Mac 4.651% 2038[2]	1,926	1,937
Freddie Mac 4.816% 2038[2]	4,977	5,015
Freddie Mac 4.966% 2038[2]	504	510
Freddie Mac 5.00% 2038	14,085	14,376
Freddie Mac 5.00% 2038	4,947	5,049
Freddie Mac 5.00% 2038	2,988	3,050
Freddie Mac 5.50% 2038	22,385	22,938
Freddie Mac 5.50% 2038	11,857	12,150
Freddie Mac 5.50% 2038	6,927	7,098
Freddie Mac 5.50% 2038	4,989	5,115
Freddie Mac 5.50% 2038	4,942	5,064
Freddie Mac 5.50% 2038	4,935	5,057
Freddie Mac 5.50% 2038	3,451	3,536
Freddie Mac 5.50% 2038	2,990	3,064
Freddie Mac 5.50% 2038	2,970	3,043
Freddie Mac 5.545% 2038[2]	1,862	1,902
Freddie Mac 6.00% 2038	20,577	21,224
Freddie Mac 6.00% 2038	12,468	12,874
Freddie Mac 6.00% 2038	2,878	2,968
Freddie Mac 6.50% 2038	16,664	17,340
Freddie Mac 6.50% 2038	8,451	8,794
Freddie Mac 6.50% 2038	8,315	8,653
Freddie Mac 6.50% 2038	8,028	8,354
Freddie Mac 6.50% 2039	6,875	7,148
Freddie Mac, Series 2356, Class GD, 6.00% 2016	1,524	1,574
Freddie Mac, Series 1567, Class A, 1.65% 2023[2]	330	318
Freddie Mac, Series 3061, Class PN, 5.50% 2035	548	565
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036	1,686	1,370
Freddie Mac, Series 3171, Class MO, principal only, 0% 2036	1,623	1,358
Freddie Mac, Series 3257, Class PA, 5.50% 2036	1,728	1,781
Freddie Mac, Series 3233, Class PA, 6.00% 2036	1,632	1,690
Freddie Mac, Series 3312, Class PA, 5.50% 2037	7,237	7,397
Fannie Mae 12.00% 2015	45	50
Fannie Mae 5.50% 2017	1,934	1,997
Fannie Mae 9.00% 2018	17	19
Fannie Mae 10.00% 2018	75	84
Fannie Mae 4.50% 2020	6,928	7,116
Fannie Mae 4.50% 2020	2,625	2,696
Fannie Mae 6.00% 2021	3,517	3,661
Fannie Mae 6.00% 2021	284	295
Fannie Mae 6.00% 2021	97	101
Fannie Mae 5.50% 2024	10,000	10,302
Fannie Mae 6.00% 2027	6,310	6,523
Fannie Mae 6.50% 2027	2,406	2,504
Fannie Mae 8.50% 2027	71	77
Fannie Mae 8.50% 2027	53	57
Fannie Mae 5.00% 2028	4,873	4,984
Fannie Mae 6.50% 2028	4,947	5,148
Fannie Mae 7.50% 2029	21	22
Fannie Mae 7.50% 2031	157	165
Fannie Mae 7.50% 2031	56	58
Fannie Mae 7.50% 2031	20	21
Fannie Mae 7.50% 2031	9	10
Fannie Mae 5.50% 2033	14,349	14,765
Fannie Mae 5.50% 2033	3,355	3,452
Fannie Mae 5.50% 2034	1,852	1,903
Fannie Mae 6.50% 2034	8,250	8,598
Fannie Mae 4.459% 2035[2]	1,653	1,667
Fannie Mae 4.50% 2035	10,270	10,428
Fannie Mae 5.00% 2035	2,808	2,873
Fannie Mae 5.50% 2035	11,060	11,368
Fannie Mae 5.50% 2035	1,606	1,651
Fannie Mae 6.50% 2035	1,001	1,045
Fannie Mae 5.00% 2036	2,796	2,860
Fannie Mae 5.50% 2036	3,325	3,415
Fannie Mae 5.514% 2036[2]	2,463	2,521
Fannie Mae 6.00% 2036	1,800	1,857
Fannie Mae 6.50% 2036	3,442	3,520
Fannie Mae 5.00% 2037	4,937	5,049
Fannie Mae 5.365% 2037[2]	3,875	3,955
Fannie Mae 5.50% 2037	2,512	2,517
Fannie Mae 5.50% 2037	1,722	1,726
Fannie Mae 5.632% 2037[2]	1,146	1,171
Fannie Mae 5.844% 2037[2]	1,713	1,759
Fannie Mae 6.00% 2037	3,625	3,739
Fannie Mae 6.00% 2037[3]	1,348	1,353
Fannie Mae 6.008% 2037[2]	1,143	1,176
Fannie Mae 6.334% 2037[2]	4,638	4,782
Fannie Mae 6.50% 2037	6,268	6,518
Fannie Mae 6.50% 2037	4,912	5,022
Fannie Mae 6.50% 2037	4,505	4,606
Fannie Mae 6.50% 2037	2,750	2,862
Fannie Mae 6.50% 2037	2,598	2,705
Fannie Mae 6.50% 2037	1,638	1,675
Fannie Mae 7.00% 2037	6,936	7,136
Fannie Mae 7.00% 2037	4,112	4,231
Fannie Mae 7.00% 2037	1,678	1,727
Fannie Mae 7.00% 2037	1,576	1,653
Fannie Mae 7.00% 2037	1,415	1,456
Fannie Mae 7.00% 2037[3]	1,414	1,435
Fannie Mae 7.00% 2037	1,226	1,286
Fannie Mae 4.442% 2038[2]	1,657	1,663
Fannie Mae 4.539% 2038[2]	632	637
Fannie Mae 5.00% 2038	4,972	5,085
Fannie Mae 5.214% 2038[2]	2,915	2,968
Fannie Mae 5.442% 2038[2]	4,896	5,004
Fannie Mae 5.50% 2038	4,996	5,131
Fannie Mae 6.00% 2038	10,625	10,970
Fannie Mae 6.00% 2038	2,917	2,951
Fannie Mae 6.50% 2038	9,896	10,297
Fannie Mae 6.50% 2038	8,186	8,518
Fannie Mae 6.50% 2038	5,472	5,694
Fannie Mae 6.50% 2038	3,996	4,159
Fannie Mae 6.50% 2039	31,375	32,606
Fannie Mae 6.499% 2047[2]	4,819	4,969
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	6,750	7,118
Fannie Mae, Series 2001-4, Class GB, 10.208% 2018[2]	305	341
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	1,468	1,488
Fannie Mae, Series 2001-4, Class GA, 10.156% 2025[2]	110	124
Fannie Mae, Series 2001-4, Class NA, 11.873% 2025[2]	267	295
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	492	519
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029	386	407
Fannie Mae, Series 2001-20, Class C, 12.049% 2031[2]	170	192
Fannie Mae, Series 2005-29, Class AK, 4.50% 2035	1,434	1,430
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036	1,606	1,370
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 2036	1,168	1,036
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	4,154	4,251
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	1,785	1,853
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	1,758	1,817
Fannie Mae, Series 1999-T2, Class A-1, 7.50% 2039[2]	397	417
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	389	409
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	375	391
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	66	70
Government National Mortgage Assn. 9.50% 2009[3]	23	23
Government National Mortgage Assn. 9.50% 2020	55	62
Government National Mortgage Assn. 8.50% 2021	80	88
Government National Mortgage Assn. 8.50% 2023	142	156
Government National Mortgage Assn. 6.00% 2037	4,036	4,173
Government National Mortgage Assn. 5.00% 2038	33,950	34,787
Government National Mortgage Assn. 5.50% 2038	20,970	21,613
Government National Mortgage Assn. 5.50% 2038	9,982	10,289
Government National Mortgage Assn. 5.50% 2038	8,991	9,284
Government National Mortgage Assn. 5.50% 2038	7,991	8,252
Government National Mortgage Assn. 5.50% 2038	5,241	5,401
Government National Mortgage Assn. 5.50% 2038	4,126	4,260
Government National Mortgage Assn. 5.50% 2038	851	877
Government National Mortgage Assn. 6.00% 2038	39,672	40,905
Government National Mortgage Assn. 6.00% 2038	24,454	25,281
Government National Mortgage Assn. 6.00% 2038	24,192	25,011
Government National Mortgage Assn. 6.00% 2038	7,621	7,886
Government National Mortgage Assn. 6.00% 2038	6,855	7,027
Government National Mortgage Assn. 6.00% 2038	4,990	5,164
Government National Mortgage Assn. 6.50% 2038	21,607	22,538
Government National Mortgage Assn. 6.50% 2038	11,000	11,477
Government National Mortgage Assn. 6.50% 2038	10,353	10,799
Government National Mortgage Assn. 6.50% 2038	9,480	9,889
Government National Mortgage Assn. 6.50% 2038	2,845	2,968
Government National Mortgage Assn. 6.50% 2039	16,500	17,168
Government National Mortgage Assn. 6.172% 2058[3]	317	324
Government National Mortgage Assn. 6.22% 2058[3]	3,598	3,680
Government National Mortgage Assn., Series 2003, 6.116% 2058[3]	1,644	1,681
		978,986

Commercial mortgage-backed securities[1] — 2.20%
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C2, Class A-1, 4.326% 2034	663	614
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-3, 4.184% 2037	1,000	969
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	509	467
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-PM1, Class A-2, 4.262% 2040	620	608
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042	922	843
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4A, 4.936% 2042[2]	1,000	789
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CIBC14, Class A-4, 5.481% 2044[2]	1,500	1,138
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-5, 5.224% 2037[2]	5,000	4,007
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 2037[2]	1,000	906
Wachovia Bank Commercial Mortgage Trust, Series 2004-C12, Class M-AD, 5.262% 2041[2,4]	2,650	2,286
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	1,117	1,049
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A-7, 5.118% 2042[2]	500	399
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	1,000	827
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037[4]	4,500	3,696
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	1,000	941
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-AB, 5.10% 2038[2]	1,000	858
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-AB, 5.552% 2039[2]	500	397
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040[2]	1,000	780
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-M, 5.23% 2040[2]	565	330
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	2,382	2,340
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	2,000	2,131
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[4]	2,000	1,700
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	1,200	1,157
GMAC Commercial Mortgage Securities, Inc., Series 2005-C1, Class A-M, 4.754% 2043	500	387
Tower Ventures, LLC, Series 2006-1, Class A1-FX, 5.361% 2036[4]	1,650	1,468
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	1,443	1,413
LB-UBS Commercial Mortgage Trust, Series 2001-C7, Class A-3, 5.642% 2025	185	181
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025	479	481
LB-UBS Commercial Mortgage Trust, Series 2002-C4, Class A-2, 4.023% 2026	388	382
GE Commercial Mortgage Corp., Series 2005-C2, Class A-4, 4.978% 2043[2]	500	402
GE Commercial Mortgage Corp., Series 2006-C1, Class A-AB, 5.338% 2044[2]	600	502
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR13, Class A-4, 5.54% 2041	1,100	838
COBALT CMBS Commerical Mortgage Trust, Series 2006-C1, Class A-2, 5.174% 2048	1,000	807
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049[2]	1,000	734
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 2035[3,4]	600	480
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class AM, 5.265% 2044[2]	500	297
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-1, 5.585% 2034	276	272
Commercial Mortgage Trust, Series 2004-LNB2, Class A-2, 3.60% 2039	191	190
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035	154	153
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-1, 6.08% 2035	141	139
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033	86	84
Citigroup Commercial Mortgage Trust, Series 2004-C2, Class A-1, 3.787% 2041	54	54
Chase Commercial Mortgage Securities Corp., Series 2000-2, Class A-1, 7.543% 2032	48	48
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032	3	3
		38,547

Collateralized mortgage-backed obligations (privately originated)[1] — 1.48%
Structured Asset Securities Corp., Series 2003-29, Class 1-A-1, 4.75% 2018	3,035	2,757
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.461% 2027[2,4]	411	410
Structured Asset Securities Corp., Series 1998-RF1, Class A, 8.641% 2027[2,4]	647	647
Structured Asset Securities Corp., Series 1999-RF1, Class A, 7.805% 2028[2,4]	335	354
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-2, Class 5-A-1, 6.00% 2036[2]	1,879	877
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-6, Class 3-A-1, 5.884% 2037[2]	1,846	949
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-8, Class 2-A3, 5.979% 2037[2]	4,281	2,143
Countrywide Alternative Loan Trust, Series 2005-J8, Class 2-A-1, 5.00% 2020	1,294	1,007
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	669	494
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 4-A-1, 5.93% 2047[2]	2,517	1,200
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	100	90
CS First Boston Mortgage Securities Corp., Series 2006-2R, Class A-PO, principal only, 0% 2036[4]	2,533	1,931
Residential Accredit Loans, Inc., Series 2003-QS16, Class A-1, 5.00% 2018	1,267	1,264
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	558	322
Chase Mortgage Finance Trust, Series 2003-S10, Class A-1, 4.75% 2018	1,742	1,582
Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class I-A1, 4.75% 2018	1,267	1,151
Citigroup Mortgage Loan Trust, Inc., Series 2003-UST1, Class A-3, 5.00% 2018	393	358
CHL Mortgage Pass-Through Trust, Series 2003-50, Class A-1, 5.00% 2018	1,602	1,458
Residential Asset Securitization Trust, Series 2004-A6, Class A-1, 5.00% 2019	1,536	1,195
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[2]	2,000	1,160
GSR Mortgage Loan Trust, Series 2004-10F, Class 1-A-5, 4.50% 2019	1,166	1,057
Wells Fargo Mortgage-backed Securities Trust, Series 2006-1, Class A-3, 5.00% 2021	1,204	928
Citicorp Mortgage Securities, Inc., Series 2003-10, Class A-1, 4.50% 2018	863	782
Ocwen Residential MBS Corp., Series 1998-R1, Class AWAC, 1.329% 2040[2,4]	1,013	755
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR18, Class 1-A1, 5.339% 2037[2]	1,022	585
Banc of America Alternative Loan Trust, Series 2005-6, Class 2-CB-2, 6.00% 2035	638	368
		25,824

Total mortgage-backed obligations		1,043,357

U.S. TREASURY BONDS & NOTES — 26.59%
U.S. Treasury 2.00% 2010	2,000	2,051
U.S. Treasury 1.125% 2011	29,250	29,380
U.S. Treasury 3.00% 2012[3,5]	3,615	3,542
U.S. Treasury 0.625% 2013[3,5]	11,018	10,587
U.S. Treasury 1.875% 2013[3,5]	3,539	3,333
U.S. Treasury 3.125% 2013	54,175	58,429
U.S. Treasury 3.375% 2013	12,000	13,110
U.S. Treasury 3.625% 2013	10,000	10,993
U.S. Treasury 2.00% 2014[3,5]	5,747	5,425
U.S. Treasury 4.25% 2014	6,500	7,474
U.S. Treasury 4.25% 2015	10,000	11,617
U.S. Treasury 9.875% 2015	3,000	4,471
U.S. Treasury 11.25% 2015	13,000	19,751
U.S. Treasury 5.125% 2016	19,975	24,193
U.S. Treasury 7.25% 2016	13,000	17,412
U.S. Treasury 7.50% 2016	12,750	17,410
U.S. Treasury 4.625% 2017	39,250	46,433
U.S. Treasury 8.875% 2017	28,190	41,975
U.S. Treasury 3.75% 2018	5,750	6,510
U.S. Treasury 4.00% 2018	2,000	2,310
U.S. Treasury 8.125% 2019	12,195	18,030
U.S. Treasury 8.50% 2020	11,350	17,298
U.S. Treasury 7.875% 2021	13,250	19,700
U.S. Treasury 8.125% 2021	12,000	18,216
U.S. Treasury 7.125% 2023	11,500	16,697
U.S. Treasury 6.25% 2030	5,000	7,524
U.S. Treasury 4.50% 2036	20,600	27,388
U.S. Treasury Principal Strip 0% 2019	5,000	3,690
		464,949

FEDERAL AGENCY BONDS & NOTES — 6.11%
Federal Home Loan Bank 2.50% 2009	1,000	1,010
Federal Home Loan Bank 2.56% 2009	3,000	3,029
Federal Home Loan Bank 3.375% 2010	3,000	3,112
Federal Home Loan Bank 5.375% 2016	13,250	15,004
Federal Home Loan Bank 5.375% 2016	2,025	2,262
Federal Home Loan Bank 5.00% 2017	1,000	1,103
Federal Home Loan Bank 4.75% 2018	2,325	2,532
Fannie Mae 3.625% 2011	5,000	5,261
Fannie Mae 6.125% 2012	3,000	3,399
Fannie Mae 3.625% 2013	4,250	4,496
Fannie Mae 5.375% 2017	7,330	8,545
Small Business Administration, Series SBIC-PS 2006-10A, Participating Securities, 5.408% 2016	4,167	4,229
Small Business Administration, Series 2001-20K, 5.34% 2021[1]	686	703
Small Business Administration, Series 2001-20J, 5.76% 2021[1]	521	539
Small Business Administration, Series 2001-20F, 6.44% 2021[1]	1,430	1,502
Small Business Administration, Series 2003-20B, 4.84% 2023[1]	2,273	2,301
Freddie Mac 2.875% 2010	3,000	3,092
Freddie Mac 5.50% 2016	5,000	5,821
United States Government Agency-Guaranteed (FDIC insured), KeyBank NA 3.20% 2012	5,750	5,772
Federal Agricultural Mortgage Corp. 4.875% 2011[4]	2,000	2,132
Federal Agricultural Mortgage Corp. 5.50% 2011[4]	2,000	2,148
Federal Agricultural Mortgage Corp. 5.125% 2017[4]	1,250	1,426
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 3.00% 2011	4,750	4,918
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	4,100	4,212
United States Agency for International Development, Republic of Egypt 4.45% 2015	1,000	1,106
United States Agency for International Development, State of Israel, Class 1-A, 5.50% 2023	2,000	2,446
United States Government Agency-Guaranteed (FDIC insured), John Deere Capital Corp. 2.875% 2012	3,000	3,088
United States Government Agency-Guaranteed (FDIC insured), Goldman Sachs Group, Inc. 3.25% 2012	2,750	2,879
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp., Series L, 3.125% 2012	2,750	2,864
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 3.125% 2011	2,750	2,859
United States Government Agency-Guaranteed (FDIC insured), PNC Funding Corp. 2.30% 2012	2,500	2,527
United States Government-Guaranteed Ship Financing Obligations, Rowan Companies, Inc. (Title XI) 5.88% 2012[1]	475	495
		106,812

ASSET-BACKED OBLIGATIONS[1] — 2.88%
CPS Auto Receivables Trust, Series 2006-C, Class A-4, XLCA insured, 5.14% 2013[4]	6,125	5,046
CPS Auto Receivables Trust, Series 2007-B, Class A-4, FSA insured, 5.60% 2014[4]	1,650	1,323
CPS Auto Receivables Trust, Series 2007-C, Class A-4, FSA insured, 5.92% 2014[4]	1,000	667
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	1,000	1,002
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	5,695	5,728
CarMax Auto Owner Trust, Series 2007-2, Class A-4, 5.27% 2012	5,000	4,631
West Penn Funding LLC, Transition Bonds, Series 2005-A, Class A-1, 4.46% 2010[4]	2,974	2,957
Drive Auto Receivables Trust, Series 2006-1, Class A-4, FSA insured, 5.54% 2013[4]	3,000	2,675
Long Beach Acceptance Auto Receivables Trust, Series 2005-B, Class A-4, FSA insured, 4.522% 2012	2,052	2,035
PSE&G Transition Funding II LLC, Series 2005-1, Class A-2, 4.34% 2014	2,022	1,990
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-3, AMBAC insured, 4.80% 2035[3,4]	2,650	1,929
Massachusetts RRB Special Purpose Trust, Series 2005-1, Class A-4, 4.40% 2015	1,850	1,760
John Deere Owner Trust, Series 2008, Class A-4, 4.89% 2015	2,000	1,705
FPL Recovery Funding LLC, Series 2007-A, Class A-1, 5.053% 2013	1,668	1,685
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 2014[4]	2,000	1,598
Spirit Master Funding LLC, Net-Lease Mortgage Notes, Series 2005-1, Class A-1, AMBAC insured, 5.05% 2023[3,4]	2,105	1,495
MBNA Credit Card Master Note Trust, Series 2005-6, Class A, 4.50% 2013	1,500	1,439
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-3, 5.09% 2015	1,450	1,366
Nissan Auto Receivables Owner Trust, Series 2008-A, Class A-4, 4.28% 2014	1,500	1,356
CenterPoint Energy Transition Bond Company III, LLC, Series 2008, Class A-1, 4.192% 2020	1,000	935
CenterPoint Energy Transition Bond Company III, LLC, Series 2008, Class A-2, 5.234% 2023	250	216
Ford Credit Auto Owner Trust, Series 2008-A, Class A-4, 4.37% 2012	1,500	1,109
Washington Mutual Master Note Trust, Series 2007-A4A, Class A-4, 5.20% 2014[4]	1,500	1,098
Honda Auto Receivables Owner Trust, Series 2006-2, Class A-4, 5.28% 2012	1,000	981
Discover Card Execution Note Trust, Series 2008-2, Class A, 2.195% 2012[2]	1,000	942
World Omni Auto Receivables Trust, Series 2008-A, Class A-4, 4.74% 2013	1,000	699
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-1, Class A-5, MBIA insured, 5.08% 2011[4]	750	637
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA3, Class A-I-3, MBIA insured, 6.03% 2037[2]	1,500	195
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037[2]	387	372
AMRESCO Residential Securities Corp. Mortgage Loan Trust, Series 1997-2, Class A-7, 7.57% 2027	449	429
Saxon Asset Securities Trust, Series 2002-2, Class AF-5, 6.49% 2031[2]	445	401
		50,401

INDUSTRIALS — 0.15%
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[1,4]	1,868	1,787
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023[1,4]	908	911
		2,698

ENERGY — 0.01%
Petroleum Export Ltd., Class A-1, MBIA insured, 4.623% 2010[1,4]	167	164

Total bonds, notes & other debt instruments (cost: $1,622,264,000)		1,668,381

Short-term securities — 8.13%

AT&T Inc. 0.50% due 2/25/2009[4]	23,400	23,392
Hewlett-Packard Co. 0.90% due 1/5/2009[4]	23,200	23,197
Enterprise Funding Co. LLC 0.30% due 1/6/2009[4]	13,900	13,899
Ranger Funding Co. LLC 0.30% due 1/9/2009[4]	8,922	8,921
Merck & Co. Inc. 0.80% due 1/26/2009	20,000	19,988
Emerson Electric Co. 0.60% due 2/2/2009[4]	15,000	14,992
HSBC Finance Corp. 0.05% due 1/2/2009	13,800	13,800
Caterpillar Inc. 0.15% due 1/26/2009[4]	10,000	9,999
Walt Disney Co. 0.50% due 3/5/2009	6,200	6,196
Coca-Cola Co. 1.20% due 1/20/2009[4]	4,500	4,497
Procter & Gamble International Funding S.C.A. 0.30% due 2/19/2009[4]	3,300	3,299

Total short-term securities (cost: $142,169,000)		142,180

Total investment securities (cost: $1,764,433,000)		1,810,561
Other assets less liabilities		(62,077)

Net assets		$1,748,484

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Coupon rate may change periodically.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $35,287,000, which represented 2.02% of the net assets of the fund.
[4]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $143,916,000, which represented 8.23% of the net assets of the fund.

[5]	Index-linked bond whose principal amount moves with a government retail price index.

Cash Management Fund
Investment portfolio

December 31, 2008

Short-term securities — 100.78%	Principal amount (000)	Value (000)

FEDERAL AGENCY DISCOUNT NOTES — 51.46%
Fannie Mae 0.12%–1.00% due 1/7–2/23/2009	$191,597	$191,540
Federal Home Loan Bank 0.20%–2.40% due 1/9–3/3/2009	190,036	189,965
Freddie Mac 0.17%–2.35% due 1/7–3/9/2009	186,719	186,623
International Bank for Reconstruction and Development 0.25%–2.10% due 1/12–3/16/2009	52,400	52,383
		620,511

CORPORATE SHORT-TERM NOTES — 49.32%
Hewlett-Packard Co. 0.10%–0.90% due 1/5–2/3/2009[1]	54,100	54,092
Eli Lilly and Co. 1.40% due 1/21/2009[1]	36,500	36,475
General Dynamics Corp. 0.15% due 1/15/2009[1]	31,000	30,998
Siemens Capital Co. LLC 0.20%–0.72% due 1/6–1/15/2009[1]	30,351	30,348
Harvard University 1.50% due 1/2/2009	30,000	29,997
KfW 0.94% due 1/15/2009[1]	30,000	29,988
Johnson & Johnson 0.55% due 2/5/2009[1]	30,000	29,972
AT&T Inc. 0.85% due 2/11/2009[1]	28,500	28,473
Bank of Nova Scotia 0.64% due 2/17/2009	28,000	27,951
Merck & Co. Inc. 1.15%–1.50% due 1/5–1/12/2009	26,000	25,993
Abbott Laboratories 1.00% due 1/9/2009[1]	25,000	24,994
Denmark (Kingdom of) 0.88% due 2/6/2009	25,000	24,977
Estée Lauder Companies Inc. 1.25%–1.30% due 1/12–1/20/2009[1]	25,000	24,972
Total Capital Canada Ltd. 0.65% due 2/17/2009[1]	25,000	24,956
Chevron Funding Corp. 0.25% due 2/4/2009	20,000	19,995
Nokia Corp. 2.00% due 1/13/2009[1]	20,000	19,986
Jupiter Securitization Co., LLC 1.40% due 1/21/2009[1]	20,000	19,972
Private Export Funding Corp. 2.00% due 1/6/2009[1]	18,400	18,394
BASF AG 1.76%–2.48% due 1/2–1/9/2009[1]	17,021	17,017
Statoil ASA 1.35%–2.30% due 1/8–1/16/2009[1]	16,900	16,891
Old Line Funding, LLC 0.30% due 1/26/2009[1]	15,317	15,314
Unilever Capital Corp. 0.90%–1.05% due 2/9/2009[1]	13,500	13,470
Calyon North America Inc. 0.97% due 1/12/2009	10,500	10,497
Pfizer Inc 1.05% due 2/3/2009[1]	10,000	9,989
Procter & Gamble International Funding S.C.A. 1.85% due 1/5/2009[1]	3,700	3,699
Procter & Gamble Co. 1.60% due 1/12/2009[1]	1,800	1,799
Enterprise Funding Co. LLC 1.45% due 1/7/2009[1]	2,500	2,499
Microsoft Corp. 0.30% due 1/5/2009[1]	1,000	1,000
		594,708

Total investment securities (cost: $1,215,210,000)		1,215,219
Other assets less liabilities		(9,369)

Net assets		$1,205,850

[1]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $455,298,000, which represented 37.76% of the net assets of the fund.

Financial Statements

Statement of assets and liabilities
at December 31, 2008
	Global Discovery Fund	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund	Global Growth and Income Fund
Assets:

Investment securities, at value:
Unaffiliated issuers	$148,219	$3,842,833	$1,946,987	$17,371,382	$6,770,089	$1,290,154	$2,816,021	$1,621,606
Affiliated issuers	-	15,735	92,846	786,353	-	-	-	6,635
Cash denominated in currencies other than U.S. dollars	-	-	2,245	-	-	311	-	46
Cash	869	175	65	151	97	107	85	191
Unrealized gain on forward currency contracts	-	-	-	-	-	20	-	-
Receivables for:
Sales of investments	-	1,783	5,224	25,419	9,950	204	289	12,324
Sales of fund's shares	24	11,170	10,456	164,138	38,900	1,622	1,113	691
Dividends and interest	226	7,302	2,769	27,794	17,796	6,176	7,629	5,216
Other assets	-	-	587	-	-	-	-	-
	149,338	3,878,998	2,061,179	18,375,237	6,836,832	1,298,594	2,825,137	1,646,709
Liabilities:
Unrealized loss on forward currency contracts	-	-	-	-	-	-	-	-
Payables for:
Purchases of investments	-	1,262	5,396	11,752	4,796	3	928	21,543
Repurchases of fund's shares	40	2,060	467	6,620	3,594	489	511	173
Investment advisory services	64	1,549	1,088	4,463	2,499	754	907	729
Distribution services	27	650	350	2,729	994	214	532	310
Trustees' deferred compensation	1	50	30	616	266	11	31	5
Other	2	30	29	26	2,650	29	1	12
	134	5,601	7,360	26,206	14,799	1,500	2,910	22,772
Net assets at December 31, 2008 (total: $72,925,308)	$149,204	$3,873,397	$2,053,819	$18,349,031	$6,822,033	$1,297,094	$2,822,227	$1,623,937
Investment securities, at cost:
Unaffiliated issuers	$227,815	$4,857,851	$2,955,529	$23,062,615	$8,883,973	$1,579,835	$3,642,517	$2,328,239
Affiliated issuers	$-	$102,458	$274,649	$1,666,073	$-	$-	$-	$15,205
Cash denominated in currencies other than U.S. dollars, at cost	$-	$-	$2,245	$-	$-	$311	$-	$46

Net assets consist of:
Capital paid in on shares of beneficial interest	$237,970	$5,352,508	$3,486,912	$26,682,934	$9,230,608	$1,683,215	$4,021,561	$2,660,267
Undistributed (distributions in excess of) net investment income	552	13,764	(21,213)	44,711	17,082	67	14,491	7,532
(Accumulated) undistributed net realized (loss) gain	(9,722)	(391,162)	(221,539)	(1,807,687)	(311,912)	(96,309)	(387,329)	(328,559)
Net unrealized (depreciation) appreciation	(79,596)	(1,101,713)	(1,190,341)	(6,570,927)	(2,113,745)	(289,879)	(826,496)	(715,303)
Net assets at December 31, 2008	$149,204	$3,873,397	$2,053,819	$18,349,031	$6,822,033	$1,297,094	$2,822,227	$1,623,937

Shares of beneficial interest issued and outstanding (no stated par value) - unlimited shares authorized:

Class 1:
Net assets (total: $18,686,287)	$18,104	$675,318	$306,125	$4,768,325	$1,864,506	$253,412	$220,170	$95,384
Shares outstanding	2,429	48,390	27,387	142,304	152,517	18,681	33,021	14,278
Net asset value per share	$7.45	$13.96	$11.18	$33.51	$12.22	$13.57	$6.67	$6.68
Class 2:
Net assets (total: $53,662,238)	$131,100	$3,198,079	$1,747,694	$13,383,018	$4,900,816	$1,043,682	$2,602,057	$1,528,553
Shares outstanding	17,656	230,399	158,459	402,274	402,074	77,475	392,921	229,185
Net asset value per share	$7.43	$13.88	$11.03	$33.27	$12.19	$13.47	$6.62	$6.67
Class 3:
Net assets (total: $576,783)	-	-	-	$197,688	$56,711	-	-	-
Shares outstanding	-	-	-	5,894	4,636	-	-	-
Net asset value per share	-	-	-	$33.54	$12.23	-	-	-

(*) Amount less than one thousand.

See Notes to Financial Statements

Statement of assets and liabilities
at December 31, 2008						(dollars and shares in thousands, except per-share amounts)
	Growth-Income Fund	International Growth and Income Fund		Asset Allocation Fund	Bond Fund	Global Bond Fund	High-Income Bond Fund	U.S. Government/AAA-Rated Securities Fund		Cash Management Fund
Assets:

Investment securities, at value:
Unaffiliated issuers	$18,174,122	$14,500		$7,071,437	$5,747,459	$899,057	$1,108,702	$1,810,561		$1,215,219
Affiliated issuers	-	-		-	-	-	-	-		-
Cash denominated in currencies other than U.S. dollars	-	-		-	-	-	42	-		-
Cash	110	915		1,201	9,017	152	2,511	120		232
Unrealized gain on forward currency contracts	-	-		-	3,756	4,151	-	-		-
Receivables for:
Sales of investments	30,790	-		12	2,391	7	711	6,317		-
Sales of fund's shares	72,470	410		9,908	7,426	1,123	6,254	2,754		13
Dividends and interest	31,601	15		33,719	72,448	14,326	21,823	11,665		-
Other assets	-	-		-	-	-	19	-		-
	18,309,093	15,840		7,116,277	5,842,497	918,816	1,140,062	1,831,417		1,215,464
Liabilities:
Unrealized loss on forward currency contracts	-	-		1,120	12,254	2,428	84	-		-
Payables for:
Purchases of investments	8,374	3		2,407	195,584	1,822	509	81,474		-
Repurchases of fund's shares	8,541	-	*	3,626	109,906	686	812	620		9,066
Investment advisory services	3,814	7		1,682	1,620	387	394	529		297
Distribution services	2,704	1		1,002	716	166	160	260		226
Trustees' deferred compensation	693	-		166	43	1	62	50		25
Other	29	-	*	10	93	8	439	-	*	-
	24,155	11		10,013	320,216	5,498	2,460	82,933		9,614
Net assets at December 31, 2008 (total: $72,925,308)	$18,284,938	$15,829		$7,106,264	$5,522,281	$913,318	$1,137,602	$1,748,484		$1,205,850
Investment securities, at cost:
Unaffiliated issuers	$23,422,439	$13,419		$8,510,902	$6,547,464	$927,530	$1,530,834	$1,764,433		$1,215,210
Affiliated issuers	$-	$-		$-	$-	$-	$-	$-		$-
Cash denominated in currencies other than U.S. dollars, at cost	$-	$-		$-	$-	$-	$42	$-		$-

Net assets consist of:
Capital paid in on shares of beneficial interest	$25,087,033	$14,694		$8,989,269	$6,456,729	$945,135	$1,742,474	$1,674,422		$1,203,906
Undistributed (distributions in excess of) net investment income	77,379	54		40,422	25,297	1,276	16,493	10,612		1,902
(Accumulated) undistributed net realized (loss) gain	(1,631,055)	-	*	(482,791)	(151,035)	(6,063)	(199,143)	17,322		33
Net unrealized (depreciation) appreciation	(5,248,419)	1,081		(1,440,636)	(808,710)	(27,030)	(422,222)	46,128		9
Net assets at December 31, 2008	$18,284,938	$15,829		$7,106,264	$5,522,281	$913,318	$1,137,602	$1,748,484		$1,205,850

Shares of beneficial interest issued and outstanding (no stated par value) - unlimited shares authorized:

Class 1:
Net assets (total: $18,686,287)	$5,033,487	$11,821		$2,242,890	$2,090,577	$111,452	$339,875	$496,537		$158,304
Shares outstanding	207,598	1,083		184,463	221,337	10,434	42,199	40,399		13,834
Net asset value per share	$24.25	$10.92		$12.16	$9.45	$10.68	$8.05	$12.29		$11.44
Class 2:
Net assets (total: $53,662,238)	$13,046,429	$4,008		$4,822,353	$3,431,704	$801,866	$779,605	$1,218,952		$1,022,322
Shares outstanding	541,069	367		399,099	366,769	75,250	97,601	99,917		89,827
Net asset value per share	$24.11	$10.92		$12.08	$9.36	$10.66	$7.99	$12.20		$11.38
Class 3:
Net assets (total: $576,783)	$205,022	-		$41,021	-	-	$18,122	$32,995		$25,224
Shares outstanding	8,449	-		3,372	-	-	2,246	2,683		2,206
Net asset value per share	$24.27	-		$12.17	-	-	$8.07	$12.30		$11.44

(*) Amount less than one thousand.

See Notes to Financial Statements

Statements of operations
for the year ended December 31, 2008

	Global Discovery Fund		Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund	Global Growth and Income Fund
Investment income:
Income (net of non-U.S. taxes) (1) (2):
Dividends	$3,671		$123,241	$42,832	$338,781	$248,460	$34,690	$94,736	$57,132
Interest	561		25,816	11,059	51,750	25,689	18,950	6,968	16,748
	4,232		149,057	53,891	390,531	274,149	53,640	101,704	73,880
Fees and expenses (3) :
Investment advisory services	1,310		27,394	23,424	83,525	46,787	13,849	15,618	12,322
Distribution services - Class 2	497		11,068	7,400	50,119	18,374	3,916	8,736	4,993
Distribution services - Class 3	-		-	-	588	166	-	-	-
Transfer agent services	-	(4)	3	2	18	7	1	3	2
Reports to shareholders	6		179	115	900	287	55	112	63
Registration statement and prospectus	2		57	39	293	107	20	42	22
Postage, stationery and supplies	2		76	51	389	110	21	42	24
Trustees' compensation	1		17	13	(114)	(63)	10	14	15
Auditing and legal	5		54	26	149	69	28	22	12
Custodian	30		748	796	601	2,323	790	20	308
State and local taxes	3		60	42	304	113	22	43	23
Other	4		41	47	48	62	41	7	36
Total fees and expenses before waiver	1,860		39,697	31,955	136,820	68,342	18,753	24,659	17,820
Less waiver of fees and expenses:
Investment advisory services	131		2,739	2,342	8,352	4,679	1,385	1,562	1,232
Total fees and expenses after waiver	1,729		36,958	29,613	128,468	63,663	17,368	23,097	16,588
Net investment income	2,503		112,099	24,278	262,063	210,486	36,272	78,607	57,292

Net realized (loss) gain and unrealized
(depreciation) appreciation on investments
and currency:
Net realized (loss) gain on:
Investments (2)	(9,722)		(389,204)	(216,059)	(1,804,897)	(311,421)	(97,039)	(385,264)	(328,790)
Currency transactions	(127)		(4,252)	(3,435)	(105)	(13,761)	(3,526)	-	(906)
	(9,849)		(393,456)	(219,494)	(1,805,002)	(325,182)	(100,565)	(385,264)	(329,696)
Net unrealized (depreciation) appreciation on:
Investments	(118,827)		(2,144,127)	(2,107,697)	(12,402,196)	(4,851,466)	(896,844)	(1,311,260)	(807,481)
Currency translations	2		34	(23)	(181)	(460)	(233)	-	(126)
	(118,825)		(2,144,093)	(2,107,720)	(12,402,377)	(4,851,926)	(897,077)	(1,311,260)	(807,607)
Net realized (loss) gain and
unrealized (depreciation) appreciation
on investments and currency	(128,674)		(2,537,549)	(2,327,214)	(14,207,379)	(5,177,108)	(997,642)	(1,696,524)	(1,137,303)
Net (decrease) increase in net assets resulting
from operations	$(126,171)		$(2,425,450)	$(2,302,936)	$(13,945,316)	$(4,966,622)	$(961,370)	$(1,617,917)	$(1,080,011)

								(dollars in thousands)

	Growth- Income Fund	International Growth and Income Fund (5)		Asset Allocation Fund	Bond Fund	Global Bond Fund	High-Income Bond Fund	U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund
Investment income:
Income (net of non-U.S. taxes) (1) (2):
Dividends	$487,208	$18		$117,661	$5,676	$32	$1,154	$-	$-
Interest	69,071	7		159,939	337,391	37,225	109,475	54,893	19,747
	556,279	25		277,600	343,067	37,257	110,629	54,893	19,747
Fees and expenses (3) :
Investment advisory services		10		26,361	21,584	4,382	6,092	5,079	2,746
Distribution services - Class 2		1		15,852	10,134	1,743	2,327	2,141	1,762
Distribution services - Class 3		-		105	-	-	43	55	42
Transfer agent services		-		6	3	1	1	1	1
Reports to shareholders		-	(4)	258	185	23	34	32	23
Registration statement and prospectus		-	(4)	93	57	6	14	11	8
Postage, stationery and supplies		-	(4)	96	75	8	12	10	7
Trustees' compensation		-	(4)	(20)	20	5	(23)	(19)	(8)
Auditing and legal	147	-	(4)	59	41	6	8	12	9
Custodian	618	-	(4)	119	220	114	11	3	2
State and local taxes		-		96	58	6	14	10	8
Other	60	-	(4)	21	14	7	8	2	1
Total fees and expenses before waiver		11		43,046	32,391	6,301	8,541	7,337	4,601
Less waiver of fees and expenses:
Investment advisory services		1		2,636	2,158	438	609	508	275
Total fees and expenses after waiver		10		40,410	30,233	5,863	7,932	6,829	4,326
Net investment income		15		237,190	312,834	31,394	102,697	48,064	15,421

Net realized (loss) gain and unrealized
(depreciation) appreciation on investments
and currency:
Net realized (loss) gain on:
Investments (2)	(1,610,102)	-	(4)	(480,328)	(151,292)	(11,813)	(70,109)	24,592	52
Currency transactions		48		904	5,094	16,815	174	-	-
	(1,610,536)	48		(479,424)	(146,198)	5,002	(69,935)	24,592	52
Net unrealized (depreciation) appreciation on:
Investments	(9,905,989)	1,081		(2,649,168)	(726,337)	(32,918)	(374,803)	33,068	30
Currency translations		-	(4)	(1,139)	(8,866)	1,630	(118)	-	-
	(9,906,142)	1,081		(2,650,307)	(735,203)	(31,288)	(374,921)	33,068	30
Net realized (loss) gain and
unrealized (depreciation) appreciation
on investments and currency		1,129		(3,129,731)	(881,401)	(26,286)	(444,856)	57,660	82
Net (decrease) increase in net assets resulting
from operations	$(11,069,200)	$1,144		$(2,892,541)	$(568,567)	$5,108	$(342,159)	$105,724	$15,503

(1) Additional information related to non-U.S. taxes is included in the Notes to Financial Statements.
(2) Additional information related to affiliated transactions is included in the Notes to Financial Statements.
(3) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
(4) Amount less than one thousand.
(5) For the period November 18, 2008, commencement of operations, through December 31, 2008.

See Notes to Financial Statements

Statements of changes in net assets

	Global Discovery Fund		Global Growth Fund		Global Small Capitalization Fund		Growth Fund		International Fund
	Year ended December 31, 2008	Year ended December 31, 2007	Year ended December 31, 2008	Year ended December 31, 2007	Year ended December 31, 2008	Year ended December 31, 2007	Year ended December 31, 2008	Year ended December 31, 2007	Year ended December 31, 2008	Year ended December 31, 2007
Operations:
Net investment income	$2,503	$2,289	$112,099	$93,582	$24,278	$8,474	$262,063	$230,097	$210,486	$163,553
Net realized (loss) gain on investments and
currency transactions	(9,849)	22,831	(393,456)	441,598	(219,494)	509,642	(1,805,002)	2,962,852	(325,182)	1,313,255
Net unrealized (depreciation) appreciation
on investments and currency translations	(118,825)	9,005	(2,144,093)	141,822	(2,107,720)	162,605	(12,402,377)	146,972	(4,851,926)	363,568
Net (decrease) increase in net assets
resulting from operations	(126,171)	34,125	(2,425,450)	677,002	(2,302,936)	680,721	(13,945,316)	3,339,921	(4,966,622)	1,840,376

Dividends and distributions paid to shareholders:
Dividends from net investment income:
Class 1	(277)	(377)	(18,705)	(15,248)	-	(9,957)	(74,161)	(50,378)	(57,453)	(27,717)
Class 2	(1,515)	(2,059)	(80,484)	(129,196)	-	(106,466)	(161,761)	(192,512)	(135,888)	(135,569)
Class 3	-	-	-	-	-	-	(2,621)	(3,515)	(1,652)	(1,795)
Total dividends from net investment income	(1,792)	(2,436)	(99,189)	(144,444)	-	(116,423)	(238,543)	(246,405)	(194,993)	(165,081)
Distributions from net realized gain on investments:
Short-term net realized gains:
Class 1	(365)	(1,013)	(8,688)	(1,007)	(7,339)	(5,130)	(78,011)	(23,434)	(35,879)	(13,679)
Class 2	(2,739)	(6,707)	(48,505)	(13,287)	(63,935)	(65,805)	(249,962)	(113,371)	(106,959)	(67,770)
Class 3	-	-	-	-	-	-	(4,124)	(2,111)	(1,383)	(991)
Long-term net realized gains:
Class 1	(358)	(1,382)	(58,847)	(13,121)	(40,224)	(15,875)	(618,631)	(310,646)	(290,130)	(67,908)
Class 2	(2,684)	(9,278)	(328,542)	(173,088)	(350,423)	(203,660)	(1,982,221)	(1,502,851)	(864,914)	(336,431)
Class 3	-	-	-	-	-	-	(32,706)	(27,987)	(11,178)	(4,920)
Total distributions from net realized gain on investments	(6,146)	(18,380)	(444,582)	(200,503)	(461,921)	(290,470)	(2,965,655)	(1,980,400)	(1,310,443)	(491,699)
Total dividends and distributions paid to shareholders	(7,938)	(20,816)	(543,771)	(344,947)	(461,921)	(406,893)	(3,204,198)	(2,226,805)	(1,505,436)	(656,780)

Capital share transactions:
Class 1:
Proceeds from initial capitalization	-	-	-	-	-	-	-	-	-	-
Proceeds from shares sold	2,400	6,060	621,804	399,261	319,417	126,470	3,762,573	2,309,420	1,737,223	10,273
Proceeds from reinvestment of dividends and distributions	1,000	2,772	86,240	29,376	47,563	30,962	770,803	384,458	383,462	109,304
Cost of shares repurchased	(4,466)	(4,255)	(250,373)	(43,793)	(119,721)	(54,125)	(744,896)	(1,277,505)	(378,505)	(261,901)
Net (decrease) increase from Class 1 transactions	(1,066)	4,577	457,671	384,844	247,259	103,307	3,788,480	1,416,373	1,742,180	(142,324)
Class 2:
Proceeds from shares sold	34,335	71,657	461,271	675,865	305,775	650,430	1,909,204	2,390,962	816,329	1,410,185
Proceeds from reinvestment of dividends and distributions	6,938	18,044	457,531	315,571	414,358	375,931	2,393,944	1,808,734	1,107,761	539,770
Cost of shares repurchased	(31,698)	(11,522)	(397,952)	(137,454)	(492,404)	(234,256)	(3,409,648)	(2,925,475)	(1,916,909)	(457,606)
Net increase (decrease) from Class 2 transactions	9,575	78,179	520,850	853,982	227,729	792,105	893,500	1,274,221	7,181	1,492,349
Class 3:
Proceeds from shares sold	-	-	-	-	-	-	2,203	4,170	676	3,053
Proceeds from reinvestment of dividends and distributions	-	-	-	-	-	-	39,451	33,613	14,213	7,706
Cost of shares repurchased	-	-	-	-	-	-	(60,450)	(82,589)	(20,357)	(22,414)
Net (decrease) increase from Class 3 transactions	-	-	-	-	-	-	(18,796)	(44,806)	(5,468)	(11,655)
Net increase in net assets resulting from
capital share transactions	8,509	82,756	978,521	1,238,826	474,988	895,412	4,663,184	2,645,788	1,743,893	1,338,370

Total (decrease) increase in net assets	(125,600)	96,065	(1,990,700)	1,570,881	(2,289,869)	1,169,240	(12,486,330)	3,758,904	(4,728,165)	2,521,966

Net assets:
Beginning of period	274,804	178,739	5,864,097	4,293,216	4,343,688	3,174,448	30,835,361	27,076,457	11,550,198	9,028,232
End of period	$149,204	$274,804	$3,873,397	$5,864,097	$2,053,819	$4,343,688	$18,349,031	$30,835,361	$6,822,033	$11,550,198

Undistributed (distributions in excess of) net investment income	$552	$(12)	$13,764	$3,943	$(21,213)	$(59,598)	$44,711	$21,694	$17,082	$15,527

Shares of beneficial interest:
Class 1:
Shares issued from initial capitalization	-	-	-	-	-	-	-	-	-	-
Shares sold	239	423	28,686	15,922	17,356	4,520	67,645	33,820	83,834	415
Shares issued on reinvestment of dividends and distributions	95	202	4,469	1,195	2,210	1,132	14,290	5,708	21,402	4,615
Shares repurchased	(400)	(304)	(11,957)	(1,788)	(5,755)	(1,999)	(14,771)	(18,697)	(21,555)	(11,093)
Net (decrease) increase in shares outstanding	(66)	321	21,198	15,329	13,811	3,653	67,164	20,831	83,681	(6,063)
Class 2:
Shares sold	2,929	5,027	22,272	27,538	16,749	23,682	38,460	35,619	41,995	59,148
Shares issued on reinvestment of dividends and distributions	643	1,325	23,454	12,903	19,490	13,858	44,065	27,058	61,328	22,881
Shares repurchased	(3,007)	(832)	(22,507)	(5,664)	(25,275)	(8,879)	(60,320)	(43,455)	(94,449)	(19,682)
Net increase (decrease) in shares outstanding	565	5,520	23,219	34,777	10,964	28,661	22,205	19,222	8,874	62,347
Class 3:
Shares sold	-	-	-	-	-	-	43	63	31	130
Shares issued on reinvestment of dividends and distributions	-	-	-	-	-	-	719	499	781	326
Shares repurchased	-	-	-	-	-	-	(1,199)	(1,224)	(1,155)	(951)
Net (decrease) increase in shares outstanding	-	-	-	-	-	-	(437)	(662)	(343)	(495)

	New World Fund		Blue Chip Income and Growth Fund		Growth and Income Fund		Growth-Income Fund		International Growth and Income Fund		Asset Allocation Fund
	Year ended December 31, 2008	Year ended December 31, 2007	Year ended December 31, 2008	Year ended December 31, 2007	Year ended December 31, 2008	Period ended December 31, 2007	Year ended December 31, 2008	Year ended December 31, 2007	Period ended December 31, 2008 (*)		Year ended December 31, 2008	Year ended December 31, 2007
Operations:
Net investment income	$36,272	$28,392	$78,607	$75,469	$57,292	$29,034	$447,478	$466,168	$15		$237,190	$211,683
Net realized (loss) gain on investments and
currency transactions	(100,565)	165,173	(385,264)	254,410	(329,696)	77,806	(1,610,536)	1,633,341	48		(479,424)	357,101
Net unrealized (depreciation) appreciation
on investments and currency translations	(897,077)	263,385	(1,311,260)	(250,926)	(807,607)	41,796	(9,906,142)	(740,365)	1,081		(2,650,307)	(75,392)
Net (decrease) increase in net assets
resulting from operations	(961,370)	456,950	(1,617,917)	78,953	(1,080,011)	148,636	(11,069,200)	1,359,144	1,144		(2,892,541)	493,392

Dividends and distributions paid to shareholders:
Dividends from net investment income:
Class 1	(6,036)	(6,659)	(6,456)	(4,468)	(2,936)	(1,370)	(132,802)	(99,611)	(8)		(75,328)	(42,539)
Class 2	(23,170)	(49,605)	(71,777)	(109,535)	(43,953)	(30,736)	(313,153)	(355,785)	(1)		(159,530)	(157,653)
Class 3	-	-	-	-	-	-	(5,210)	(6,561)	-		(1,396)	(1,590)
Total dividends from net investment income	(29,206)	(56,264)	(78,233)	(114,003)	(46,889)	(32,106)	(451,165)	(461,957)	(9)		(236,254)	(201,782)
Distributions from net realized gain on investments:
Short-term net realized gains:
Class 1	(3,297)	(2,014)	(2,408)	(1,063)	(394)	(1,952)	(42,380)	(17,061)	-		(2,375)	(5,053)
Class 2	(19,413)	(19,962)	(32,987)	(28,489)	(9,569)	(47,286)	(130,677)	(69,728)	-		(7,163)	(28,051)
Class 3	-	-	-	-	-	-	(2,231)	(1,354)	-		(65)	(297)
Long-term net realized gains:
Class 1	(18,570)	(7,335)	(14,843)	(3,868)	(236)	(565)	(351,389)	(164,342)	-		(85,489)	(36,748)
Class 2	(109,350)	(72,698)	(203,359)	(103,659)	(5,742)	(14,077)	(1,083,493)	(671,641)	-		(257,869)	(204,006)
Class 3	-	-	-	-	-	-	(18,492)	(13,040)	-		(2,333)	(2,162)
Total distributions from net realized gain on investments	(150,630)	(102,009)	(253,597)	(137,079)	(15,941)	(63,880)	(1,628,662)	(937,166)	-		(355,294)	(276,317)
Total dividends and distributions paid to shareholders	(179,836)	(158,273)	(331,830)	(251,082)	(62,830)	(95,986)	(2,079,827)	(1,399,123)	(9)		(591,548)	(478,099)

Capital share transactions:
Class 1:
Proceeds from initial capitalization	-	-	-	-	-	-	-	-	10,000		-	-
Proceeds from shares sold	260,949	120,507	213,241	8,279	76,516	44,895	3,161,911	2,341,348	853		1,212,808	896,096
Proceeds from reinvestment of dividends and distributions	27,903	16,008	23,707	9,399	3,566	3,887	526,571	281,014	8		163,192	84,340
Cost of shares repurchased	(116,713)	(29,946)	(31,478)	(29,039)	(11,387)	(18,147)	(1,017,390)	(673,969)	-	†	(140,613)	(115,427)
Net (decrease) increase from Class 1 transactions	172,139	106,569	205,470	(11,361)	68,695	30,635	2,671,092	1,948,393	10,861		1,235,387	865,009
Class 2:
Proceeds from shares sold	230,183	374,113	295,696	462,760	680,989	1,224,641	1,083,314	2,013,524	3,832		330,159	717,517
Proceeds from reinvestment of dividends and distributions	151,933	142,265	308,123	241,683	59,264	92,099	1,527,323	1,097,154	1		424,562	389,710
Cost of shares repurchased	(251,926)	(86,420)	(454,222)	(200,407)	(118,283)	(6,505)	(3,077,453)	(2,602,486)	-	†	(698,531)	(193,263)
Net increase (decrease) from Class 2 transactions	130,190	429,958	149,597	504,036	621,970	1,310,235	(466,816)	508,192	3,833		56,190	913,964
Class 3:
Proceeds from shares sold	-	-	-	-	-	-	328	778	-		1,176	3,124
Proceeds from reinvestment of dividends and distributions	-	-	-	-	-	-	25,933	20,955	-		3,794	4,049
Cost of shares repurchased	-	-	-	-	-	-	(62,387)	(77,378)	-		(12,304)	(12,795)
Net (decrease) increase from Class 3 transactions	-	-	-	-	-	-	(36,126)	(55,645)	-		(7,334)	(5,622)
Net increase in net assets resulting from
capital share transactions	302,329	536,527	355,067	492,675	690,665	1,340,870	2,168,150	2,400,940	14,694		1,284,243	1,773,351

Total (decrease) increase in net assets	(838,877)	835,204	(1,594,680)	320,546	(452,176)	1,393,520	(10,980,877)	2,360,961	15,829		(2,199,846)	1,788,644

Net assets:
Beginning of period	2,135,971	1,300,767	4,416,907	4,096,361	2,076,113	682,593	29,265,815	26,904,854	-		9,306,110	7,517,466
End of period	$1,297,094	$2,135,971	$2,822,227	$4,416,907	$1,623,937	$2,076,113	$18,284,938	$29,265,815	$15,829		$7,106,264	$9,306,110

Undistributed (distributions in excess of) net investment income	$67	$(2,541)	$14,491	$14,776	$7,532	$(1,372)	$77,379	$82,693	$54		$40,422	$39,608

Shares of beneficial interest:
Class 1:
Shares issued from initial capitalization	-	-	-	-	-	-	-	-	1,000		-	-
Shares sold	12,875	4,878	21,505	668	8,370	3,807	88,411	52,474	82		78,479	46,825
Shares issued on reinvestment of dividends and distributions	1,403	681	2,745	769	495	337	15,930	6,397	1		11,171	4,483
Shares repurchased	(5,684)	(1,305)	(3,582)	(2,380)	(1,337)	(1,495)	(28,874)	(15,323)	-	†	(9,302)	(6,055)
Net (decrease) increase in shares outstanding	8,594	4,254	20,668	(943)	7,528	2,649	75,467	43,548	1,083		80,348	45,253
Class 2:
Shares sold	10,350	15,801	32,066	38,123	65,607	104,297	31,219	46,137	367		20,423	37,981
Shares issued on reinvestment of dividends and distributions	7,444	6,123	35,486	19,932	7,976	8,017	45,619	25,097	-	†	28,402	20,722
Shares repurchased	(13,292)	(3,867)	(47,846)	(16,554)	(14,272)	(561)	(85,751)	(59,040)	-	†	(47,156)	(10,240)
Net increase (decrease) in shares outstanding	4,502	18,057	19,706	41,501	59,311	111,753	(8,913)	12,194	367		1,669	48,463
Class 3:
Shares sold	-	-	-	-	-	-	9	18	-		72	165
Shares issued on reinvestment of dividends and distributions	-	-	-	-	-	-	767	476	-		251	214
Shares repurchased	-	-	-	-	-	-	(1,855)	(1,757)	-		(806)	(671)
Net (decrease) increase in shares outstanding	-	-	-	-	-	-	(1,079)	(1,263)	-		(483)	(292)

							(dollars and shares in thousands)

	Bond Fund		Global Bond Fund		High-Income Bond Fund		U.S. Government/AAA-Rated Securities Fund		Cash Management Fund
	Year ended December 31, 2008	Year ended December 31, 2007	Year ended December 31, 2008	Year ended December 31, 2007	Year ended December 31, 2008	Year ended December 31, 2007	Year ended December 31, 2008	Year ended December 31, 2007	Year ended December 31, 2008	Year ended December 31, 2007
Operations:
Net investment income	$312,834	$233,657	$31,394	$6,041	$102,697	$92,403	$48,064	$33,300	$15,421	$22,878
Net realized (loss) gain on investments and
currency transactions	(146,198)	34,797	5,002	3,344	(69,935)	3,093	24,592	2,138	52	3
Net unrealized (depreciation) appreciation
on investments and currency translations	(735,203)	(128,206)	(31,288)	4,164	(374,921)	(81,331)	33,068	12,104	30	(32)
Net (decrease) increase in net assets
resulting from operations	(568,567)	140,248	5,108	13,549	(342,159)	14,165	105,724	47,542	15,503	22,849

Dividends and distributions paid to shareholders:
Dividends from net investment income:
Class 1	(130,394)	(27,191)	(5,117)	(761)	(29,619)	(34,436)	(12,502)	(15,945)	(2,670)	(7,248)
Class 2	(210,186)	(327,209)	(37,266)	(7,129)	(70,268)	(110,945)	(30,378)	(37,372)	(14,466)	(25,540)
Class 3		-	-	-	(1,668)	(3,325)	(870)	(2,188)	(396)	(1,300)
Total dividends from net investment income	(340,580)	(354,400)	(42,383)	(7,890)	(101,555)	(148,706)	(43,750)	(55,505)	(17,532)	(34,088)
Distributions from net realized gain on investments:
Short-term net realized gains:
Class 1	(3,045)	-	(23)	-	-	-	-	-	-	-
Class 2	(6,365)	-	(262)	-	-	-	-	-	-	-
Class 3	-	-	-	-	-	-	-	-	-	-
Long-term net realized gains:
Class 1	(1,523)	-	-	-	-	-	-	-	-	-
Class 2	(3,182)	-	-	-	-	-	-	-	-	-
Class 3	-	-	-	-	-	-	-	-	-	-
Total distributions from net realized gain on investments	(14,115)	-	(285)	-	-	-	-	-	-	-
Total dividends and distributions paid to shareholders	(354,695)	(354,400)	(42,668)	(7,890)	(101,555)	(148,706)	(43,750)	(55,505)	(17,532)	(34,088)

Capital share transactions:
Class 1:
Proceeds from initial capitalization	-	-	-	-	-	-	-	-	-	-
Proceeds from shares sold	2,343,349	223,507	122,622	15,323	219,626	64,447	346,530	17,198	108,538	82,701
Proceeds from reinvestment of dividends and distributions	134,962	27,191	5,140	761	29,619	34,436	12,502	15,945	2,670	7,248
Cost of shares repurchased	(496,411)	(27,058)	(40,178)	(687)	(94,708)	(54,035)	(90,947)	(37,415)	(65,037)	(73,550)
Net (decrease) increase from Class 1 transactions	1,981,900	223,640	87,584	15,397	154,537	44,848	268,085	(4,272)	46,171	16,399
Class 2:
Proceeds from shares sold	557,306	1,307,778	696,760	256,862	166,838	222,164	585,103	179,695	801,545	400,501
Proceeds from reinvestment of dividends and distributions	219,733	327,209	37,528	7,129	70,268	110,945	30,378	37,372	14,466	25,540
Cost of shares repurchased	(1,427,995)	(133,653)	(178,394)	(4,474)	(140,321)	(67,426)	(37,148)	(17,046)	(243,682)	(247,164)
Net increase (decrease) from Class 2 transactions	(650,956)	1,501,334	555,894	259,517	96,785	265,683	578,333	200,021	572,329	178,877
Class 3:
Proceeds from shares sold	-	-	-	-	3,359	2,454	9,104	3,966	22,468	20,409
Proceeds from reinvestment of dividends and distributions	-	-	-	-	1,668	3,325	870	2,188	396	1,300
Cost of shares repurchased	-	-	-	-	(7,012)	(8,871)	(7,273)	(8,953)	(17,849)	(19,332)
Net (decrease) increase from Class 3 transactions	-	-	-	-	(1,985)	(3,092)	2,701	(2,799)	5,015	2,377
Net increase in net assets resulting from
capital share transactions	1,330,944	1,724,974	643,478	274,914	249,337	307,439	849,119	192,950	623,515	197,653

Total (decrease) increase in net assets	407,682	1,510,822	605,918	280,573	(194,377)	172,898	911,093	184,987	621,486	186,414

Net assets:
Beginning of period	5,114,599	3,603,777	307,400	26,827	1,331,979	1,159,081	837,391	652,404	584,364	397,950
End of period	$5,522,281	$5,114,599	$913,318	$307,400	$1,137,602	$1,331,979	$1,748,484	$837,391	$1,205,850	$584,364

Undistributed (distributions in excess of) net investment income	$25,297	$49,998	$1,276	$1,377	$16,493	$15,604	$10,612	$6,027	$1,902	$3,995

Shares of beneficial interest:
Class 1:
Shares issued from initial capitalization	-	-	-	-	-	-	-	-	-	-
Shares sold	215,356	19,367	11,157	1,435	20,911	5,144	29,015	1,447	9,431	7,068
Shares issued on reinvestment of dividends and distributions	14,256	2,432	485	71	3,668	2,837	1,030	1,385	233	633
Shares repurchased	(47,442)	(2,340)	(3,772)	(66)	(8,842)	(4,245)	(7,661)	(3,160)	(5,654)	(6,295)
Net (decrease) increase in shares outstanding	182,170	19,459	7,870	1,440	15,737	3,736	22,384	(328)	4,010	1,406
Class 2:
Shares sold	51,745	113,731	62,564	24,105	16,293	17,346	49,249	15,266	70,023	34,457
Shares issued on reinvestment of dividends and distributions	23,300	29,490	3,545	667	8,688	9,210	2,522	3,262	1,270	2,244
Shares repurchased	(132,359)	(11,757)	(16,718)	(425)	(13,609)	(5,429)	(3,099)	(1,450)	(21,302)	(21,256)
Net increase (decrease) in shares outstanding	(57,314)	131,464	49,391	24,347	11,372	21,127	48,672	17,078	49,991	15,445
Class 3:
Shares sold	-	-	-	-	324	191	760	333	1,956	1,743
Shares issued on reinvestment of dividends and distributions	-	-	-	-	203	273	72	190	35	114
Shares repurchased	-	-	-	-	(657)	(690)	(608)	(759)	(1,553)	(1,658)
Net (decrease) increase in shares outstanding	-	-	-	-	(130)	(226)	224	(236)	438	199

(*) For the period November 18, 2008, commencement of operations, through December 31, 2008.
(†) Amount less than one thousand.

See Notes to Financial Statements

Notes to financial statements

1.	Organization and significant accounting policies

Organization – American Funds Insurance Series (the "series") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 16 different funds (the “funds”). The assets of each fund are segregated, with each fund accounted for separately. The funds’ investment objectives are as follows:

Global Discovery Fund	Seeks long-term growth of capital by investing primarily in stocks of companies in the services and information area of the global economy.
Global Growth Fund	Seeks long-term growth of capital by investing primarily in common stocks of companies located around the world.
Global Small Capitalization Fund	Seeks long-term growth of capital by investing primarily in stocks of smaller companies located around the world.
Growth Fund	Seeks long-term growth of capital by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.
International Fund	Seeks long-term growth of capital by investing primarily in common stocks of companies based outside the United States.
New World Fund	Seeks long-term growth of capital by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets.
Blue Chip Income and Growth Fund	Seeks growth of capital and income over time by investing primarily in common stocks of larger, more established companies based in the United States.
Global Growth and Income Fund	Seeks long-term growth of capital and to provide current income by investing primarily in stocks of well-established companies located around the world.
Growth-Income Fund	Seeks growth of capital and income over time by investing primarily in U.S. common stocks and other securities that appear to offer potential for capital appreciation and/or dividends.
International Growth and Income Fund	Seeks long-term growth of capital and to provide current income by investing primarily in stocks of larger, well-established companies domiciled outside of the U.S., including developing countries.
Asset Allocation Fund	Seeks high total return (including income and capital gains) consistent with the preservation of capital over the long term.
Bond Fund	Seeks to maximize current income and preserve capital by investing primarily in fixed-income securities.
Global Bond Fund
Seeks a high level of total return over the long term by investing primarily in investment-grade bonds issued by entities based around the world and denominated in various currencies, including U.S. dollars.

High-Income Bond Fund	Seeks to provide a high level of current income with capital appreciation as a secondary goal by investing primarily in higher yielding and generally lower quality debt securities.
U.S. Government/AAA-Rated Securities Fund
Seeks to provide a high level of current income and preservation of capital by investing primarily in a combination of securities guaranteed by the U.S. government and other debt securities rated AAA or Aaa.

Cash Management Fund	Seeks to provide income on cash reserves while preserving capital and maintaining liquidity.

Each fund in the series offers two or three share classes (1, 2 and 3). Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the funds:

Security valuation – Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the series’ board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income – Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations –Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class.

Dividends and distributions to shareholders –Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Forward currency contracts – The funds may enter into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The funds enter into these contracts to manage their exposure to changes in exchange rates arising from investments denominated in currencies other than U.S. dollars. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates. Due to these risks, the funds could incur losses up to the entire contract amount, which may exceed the net unrealized value shown on the accompanying financial statements. On a daily basis, the funds value forward currency contracts based on the applicable exchange rates and record unrealized gains or losses. The funds record realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their expiration date are included in the respective receivables for sales or payables for purchases of investment securities in the statements of assets and liabilities.

Mortgage dollar rolls – The funds may enter into mortgage dollar roll transactions in which a fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction.

Loan transactions – The funds may enter into loan transactions in which a fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder's portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan's interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal. Risks may arise due to the delayed settlement date of the loan transaction and the ability of the agent and/or borrower to meet the obligations of the loan.

2.	Risk Factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

The values of and the income generated by securities held by the funds may fluctuate in response to certain events, including, for example, those directly involving the companies whose securities are owned by the funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. In particular, growth-oriented, equity securities may involve large price swings and potential for loss.  In addition, the stock prices of smaller companies may be more volatile than the prices of larger, more established companies.

The values of and the income generated by most debt securities held by the funds may be affected by changing market interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities in the funds’ portfolios generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or “call” a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. In addition, there may be little trading in the secondary market for certain lower quality debt securities, which may adversely affect the fund’s ability to dispose of such securities.

Investments in securities issued by entities based outside the United States may be affected to a greater extent than investments in the United States by certain issues and events including, but not limited to, currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.  Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with developed countries such as less developed legal and accounting systems, government instability and smaller securities markets and trading volumes.  The economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes.

Certain of the funds may invest in high-quality money market instruments such as commercial paper, commercial bank obligations, savings association obligations, U.S. or Canadian government securities, and short-term corporate bonds and notes with credit and liquidity enhancements. Changes in the credit quality of banks and financial institutions providing these enhancements could cause the funds to experience a loss and may affect its share price.

3. Taxation and distributions

Federal income taxation – Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and each intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended December 31, 2008, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any ~~significant~~ interest or penalties.

All of the funds, with the exception of Global Growth and Income Fund, International Growth and Income Fund and Global Bond Fund, are not subject to examination by U.S. federal tax authorities for years before 2005, nor by state tax authorities for years before 2004. Global Growth and Income Fund and Global Bond Fund were each launched in 2006; therefore, their only tax years, 2006 to 2008, remain open for examination by U.S. federal and state tax authorities.  International Growth and Income Fund was launched in 2008; therefore, its only tax year, 2008, remains open for examination by U.S. federal and state tax authorities. The following funds are not subject to examination by tax authorities outside the U.S. for the years indicated: Global Small Capitalization Fund, International Fund and New World Fund for tax years before 2001; Global Growth Fund for tax years before 2002; Global Discovery Fund for tax years before 2004; Growth Fund for tax years before 2005; and Global Growth and Income Fund for tax years before 2007.  All other funds are not subject to examination by tax authorities outside the U.S.

Non-U.S. taxation – Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the funds on the sale of securities in certain countries are subject to taxes in those countries. The funds record a liability based on unrealized gains to provide for potential taxes payable upon the sale of these securities.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; net operating losses; non-U.S. taxes on capital gains; amortization of premiums; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Dividends from net investment income and currency gains and distributions from short-term net realized gains shown on the accompanying financial statements are considered ordinary income distributions for tax purposes.  Distributions from long-term net realized gains on the accompanying financial statements are considered long-term capital gain distributions for tax purposes.

As indicated in the table on the following page, 12 funds had capital loss carryforwards available at December 31, 2008. These will be used to offset any capital gains realized by the funds in future years through the expiration dates. Those funds will not make distributions from capital gains while capital loss carryforwards remain.

Additional tax basis disclosures are as follows:

	Global Discovery Fund	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund	Global Growth and Income Fund
As of December 31, 2008:
Undistributed ordinary income	$568	$14,442	$-	$45,923	$17,347	$4,689	$14,522	$7,839
Post-October currency loss deferrals (realized during the period
November 1, 2008, through December 31, 2008)*	(14)	(628)	-	(596)	-	(500)	-	(83)
Undistributed long-term capital gain	-	-	-	-	40,962	-	-	-
Post-October capital loss deferrals (realized during the period
November 1, 2008, through December 31, 2008)*	$(8,441)	$(174,829)	$(161,366)	$(503,551)	$(343,685)	$(72,358)	$(61,877)	$(212,008)

Capital loss carryforwards:
Expiring 2009	-	-	-	-	-	-	-	-
Expiring 2010	-	-	-	-	-	-	-	-
Expiring 2011	-	-	-	-	-	-	-	-
Expiring 2016	(1,077)	(215,002)	(57,654)	(1,280,904)	-	(23,949)	(304,021)	(116,550)
	$(1,077)	$(215,002)	$(57,654)	$(1,280,904)	$-	$(23,949)	$(304,021)	$(116,550)
Capital loss carryforwards utilized	$-	$-	$-	$-	$-	$-	$-	$-
Reclassification to (from) undistributed net investment income
from (to) undistributed net realized gain	$(147)	$(3,089)	$2,016	$(503)	$(13,938)	$(4,458)	$(659)	$(1,499)
Reclassification to undistributed net investment income
from capital paid in on shares of beneficial interest	-	-	12,091	-	-	-	-	-
Reclassification to undistributed net realized gain
from capital paid in on shares of beneficial interest	-	-	161	-	-	-	-	-

Gross unrealized appreciation on investment securities	$3,174	$218,481	$107,586	$1,359,487	$337,307	$96,077	$153,462	$24,803
Gross unrealized depreciation on investment securities	(82,975)	(1,321,553)	(1,321,633)	(7,953,672)	(2,460,381)	(389,850)	(1,001,389)	(740,378)
Net unrealized (depreciation) appreciation on investment securities	(79,801)	(1,103,072)	(1,214,047)	(6,594,185)	(2,123,074)	(293,773)	(847,927)	(715,575)
Cost of investment securities	$228,020	$4,961,640	$3,253,880	$24,751,920	$8,893,163	$1,583,927	$3,663,948	$2,343,816

							(dollars in thousands)

	Growth-Income Fund	International Growth and Income Fund	Asset Allocation Fund	Bond Fund	Global Bond Fund	High-Income Bond Fund	U.S. Government/AAA-Rated Securities Fund	Cash Management Fund
As of December 31, 2008:
Undistributed ordinary income	$78,073	$77	$40,825	$54,562	$3,105	$17,500	$24,815	$1,961
Post-October currency loss deferrals (realized during the period
November 1, 2008, through December 31, 2008)*	-	-	(1,417)	(37,270)	-	(345)	-	-
Undistributed long-term capital gain	-	-	-	-	-	-	3,455	-
Post-October capital loss deferrals (realized during the period
November 1, 2008, through December 31, 2008)*	$(554,442)	$-	$(79,461)	$(50,772)	$-	$(23,501)	$-	$-

Capital loss carryforwards:
Expiring 2009	-	-	-	-	-	(41,518)	-	-
Expiring 2010	-	-	-	-	-	(50,900)	-	-
Expiring 2011	-	-	-	-	-	(35,517)	-	-
Expiring 2016	(691,368)	-	(400,076)	(98,035)	(5,498)	(47,291)	-	-
	$(691,368)	$-	$(400,076)	$(98,035)	$(5,498)	$(175,226)	$-	$-
Capital loss carryforwards utilized	$-	$-	$-	$-	$-	$-	$6,912	$1
Reclassification to (from) undistributed net investment income
from (to) undistributed net realized gain	$(1,627)	$48	$(122)	$3,045	$10,888	$(253)	$271	$18
Reclassification to undistributed net investment income
from capital paid in on shares of beneficial interest	-	-	-	-	-	-	-	-
Reclassification to undistributed net realized gain
from capital paid in on shares of beneficial interest	-	-	-	-	-	-	-	-

Gross unrealized appreciation on investment securities	$919,183	$1,110	$318,286	$143,613	$33,369	$12,029	$69,006	$125
Gross unrealized depreciation on investment securities	(6,552,744)	(52)	(1,761,042)	(946,906)	(62,557)	(434,942)	(23,164)	(116)
Net unrealized (depreciation) appreciation on investment securities	(5,633,561)	1,058	(1,442,756)	(803,293)	(29,188)	(422,913)	45,842	9
Cost of investment securities	$23,807,683	$13,442	$8,514,193	$6,550,752	$928,245	$1,531,615	$1,764,719	$1,215,210

* These deferrals are considered incurred in the subsequent year.

4. Fees and transactions with related parties
Capital Research and Management Company ("CRMC"), the series’ investment adviser, is the parent company of American Funds Service Company ® ("AFS"), the series’ transfer agent, and American Funds Distributors, ® Inc. ("AFD"), the distributor of the series’ shares.

Investment advisory services – The Investment Advisory and Service Agreement between CRMC and the series provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as average net asset levels increase.

The board of trustees approved an amended agreement for Global Small Capitalization Fund, Growth Fund, New World Fund, Global Growth and Income Fund, Growth-Income Fund, Global Bond Fund and Cash Management Fund, effective January 1, 2009, that provides for reduced annual rates as reflected in the table below. During the year ended December 31, 2008, CRMC voluntarily reduced investment advisory services fees to the proposed rates for Cash Management Fund. In addition, CRMC waived a portion of its investment advisory services fees from September 1, 2004, through December 31, 2008. During the year ended December 31, 2008, total aggregate investment advisory services fees waived by CRMC were $35,636,000. As a result, the aggregate fees shown on the accompanying financial statements of $356,380,000 were reduced to $320,744,000. The range of rates and asset levels and the current annualized rates of average net assets for each fund, before and after the expense waiver, are as follows:

	Rates		Net asset level (in billions)		For the year ended December 31, 2008, before waiver		For the year ended December 31, 2008, after waiver
Fund	Beginning with	Ending with	Up to	In excess of
Global Discovery	.580%	.440%	$.5	$1.0	.58%		.52%
Global Growth	.690	.460	.6	5.0	.53		.48
Global Small Capitalization	.800	.635	.6	5.0	.71		.64
Growth	.500	.280	.6	34.0	.32		.29
International	.690	.430	.5	21.0	.49		.44
New World	.850	.620	.5	2.5	.76		.68
Blue Chip Income and Growth	.500	.370	.6	4.0	.42		.38
Global Growth and Income	.690	.480	.6	3.0	.59		.53
Growth-Income	.500	.219	.6	34.0	.27		.24
International Growth and Income	.690	.530	.5	1.0	.69	*	.62	*
Asset Allocation	.500	.250	.6	8.0	.31		.28
Bond	.480	.340	.6	5.0	.39		.35
Global Bond	.570	.500	1.0	1.0	.57		.51
High-Income Bond	.500	.420	.6	2.0	.47		.43
U.S. Government/AAA-Rated Securities	.460	.340	.6	2.0	.42		.38
Cash Management	.320	.290	1.0	1.0	.32		.29

* Annualized ratios based on activity during the period November 18, 2008, commencement of operations, through December 31, 2008.

Transfer agent services – The aggregate fee of $66,000 was incurred during the year ended December 31, 2008, pursuant to an agreement with AFS. Under this agreement, the series compensates AFS for transfer agent services, including shareholder recordkeeping, communications and transaction processing.

Trustees’ deferred compensation – Since the adoption of the deferred compensation plan in 1993, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation on the accompanying financial statements includes current fees (either paid in cash or deferred) and a net decrease in the value of the deferred amounts as follows:

	(dollars in thousands)

Fund	Current fees		Decrease in value of deferred amounts

Global Discovery	$2		$(1)
Global Growth	38		(21)
Global Small Capitalization	24		(11)
Growth	221		(335)
International	82		(145)
New World	13		(3)
Blue Chip Income and Growth	24		(10)
Global Growth and Income	15		- *
Growth-Income	209		(378)
International Growth and Income	-	*	-
Asset Allocation	70		(90)
Bond	41		(21)
Global Bond	5		- *
High-Income Bond	11		(34)
U.S. Government/AAA-Rated Securities	8		(27)
Cash Management	6		(14)

*Amount less than one thousand.

Affiliated officers and trustees – Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the series.

5.	Distribution services
The series has adopted plans of distribution for Classes 2 and 3 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on average daily net assets, of 0.25% for Class 2 and 0.18% for Class 3 to pay service fees to firms that have entered into agreements with the series. During the year ended December 31, 2008, distribution expenses under the plans for the series aggregated $185,539,000 for Class 2 and $1,564,000 for Class 3. Class 1 shares have not adopted a plan of distribution.

6. Disclosure of fair value measurements

The series adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on January 1, 2008. FAS 157 requires the funds to classify their assets and liabilities based on valuation method using three levels. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the funds’ determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk associated with the underlying investment. For example, U.S. government securities are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following table presents the funds’ valuation levels as of December 31, 2008 (dollars in thousands):

	Global Discovery Fund	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund	Global Growth and Income Fund
Investment securities:
Level 1 — Quoted prices	$85,836	$1,240,310	$829,457	$14,673,393	$650,457	$282,129	$2,557,597	$675,796
Level 2 — Other significant observable inputs	62,383	2,594,714	1,196,715	3,446,822	6,112,709	1,002,150	258,424	939,094
Level 3 — Significant unobservable inputs	-	23,544	13,661	37,520	6,923	5,875	-	13,351
Total	$148,219	$3,858,568	$2,039,833	$18,157,735	$6,770,089	$1,290,154	$2,816,021	$1,628,241

Investment securities trading outside the U.S. (1)	$46,066	$1,867,716	$819,785	$1,421,384	$5,212,423	$590,524	$-	$547,828

Forward currency contracts(2):
Level 2 — Other significant observable inputs	$-	$-	$-	$-	$-	$20	$-	$-

	Growth-Income Fund	International Growth and Income Fund	Assets Allocation Fund	Bond Fund	Global Bond Fund	High-Income Bond Fund	U.S. Government/AAA-Rated Securities Fund	Cash Management Fund
Investment securities:
Level 1 — Quoted prices	$14,304,035	$777	$4,287,518	$25,821	$-	$3,971	$-	$-
Level 2 — Other significant observable inputs	3,870,087	13,723	2,745,919	5,680,147	896,720	1,078,667	1,800,973	1,215,219
Level 3 — Significant unobservable inputs	-	-	38,000	41,491	2,337	26,064	9,588	-
Total	$18,174,122	$14,500	$7,071,437	$5,747,459	$899,057	$1,108,702	$1,810,561	$1,215,219

Investment securities trading outside the U.S. (1)	$1,366,798	$9,402	$204,413	$-	$-	$-	$-	$-

Forward currency contracts(2):
Level 2 — Other significant observable inputs	$-	$-	$(1,120)	$(8,498)	$1,723	$(84)	$-	$-

The following table reconciles the valuation of the funds’ Level 3 investment securities and related transactions during the year ended December 31, 2008 (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund	Global Growth and Income Fund
Beginning value at 1/1/2008	$7,120	$7,795	$85,603	$8,540	$-	$-	$-
Net purchases (sales)	-	-	42,138	-	-	4,200	-
Net realized loss (3)	-	-	-	-	-	-	-
Net unrealized (depreciation) appreciation (3)	(477)	(6,215)	(40,958)	(1,617)	(1,805)	(4,200)	(3,960)
Net transfers into (out of) Level 3	16,901	12,081	(49,263)	-	7,680	-	17,311
Ending value at 12/31/2008	$23,544	$13,661	$37,520	$6,923	$5,875	$-	$13,351

Net unrealized depreciation during the period
!on Level 3 investment securities held at 12/31/2008	$(477)	$(5,414)	$(35,621)	$(1,617)	$(1,805)	$(4,200)	$(3,960)

1Represents certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, these amounts were classified as Level 2 instead of Level 1 in the above chart.

2Net unrealized appreciation (depreciation) on forward currency contracts is not included in the summary investment portfolio.
3Net realized loss and net unrealized (depreciation) appreciation are included in the related amounts on investments in the statements of operations.

	Growth-Income Fund	Assets Allocation Fund	Bond Fund	Global Bond Fund	High-Income Bond Fund	U.S. Government/ AAA-Rated Securities Fund
Beginning value at 1/1/2008	$-	$57,405	$29,355	$885	$17,514	$8,677
Net purchases (sales)	112,000	(2,859)	4,996	(96)	(1,344)	(61)
Net realized loss*	-	(14,803)	-	(9)	(997)	-
Net unrealized (depreciation) appreciation*	(112,000)	9,149	(1,424)	(126)	(8,063)	(396)
Net transfers into (out of) Level 3	-	(10,892)	8,564	1,683	18,954	1,368
Ending value at 12/31/2008	$-	$38,000	$41,491	$2,337	$26,064	$9,588

Net unrealized depreciation during the period
!on Level 3 investment securities held at 12/31/2008	$(112,000)	$(2,177)	$(449)	$-	$(8,629)	$(321)

*Net realized loss and net unrealized (depreciation) appreciation are included in the related amounts on investments in the statements of operations.

7. Investment transactions and other disclosures

As of December 31, 2008, New World Fund, Asset Allocation Fund, Bond Fund, Global Bond Fund and High-Income Bond Fund had open forward currency contracts to purchase or sell currencies as follows:

					(amounts in thousands)

		Contract			U.S. valuation at
		amount			December 31, 2008

						Unrealized
						appreciation
Fund		Receive		Deliver	Amount	(depreciation)

Purchases:
Bond	Australian dollars, expiring 1/29/2009	$	A18,779	$12,500	$13,312	$812
Bond	Canadian dollars, expiring 1/12/2009	$	C15,409	12,500	12,637	137
Bond	New Zealand dollars, expiring 1/29/2009	NZ$22,707		12,500	13,287	787
Global Bond	Australian dollars, expiring 1/29/2009	$	A12,769	8,500	9,052	552
Global Bond	Canadian dollars, expiring 1/12/2009	$	C10,478	8,500	8,593	93
Global Bond	Euros, expiring 1/7-1/30/2009		€26,476	35,145	36,869	1,724
Global Bond	Japanese yen, expiring 1/9-2/12/2009		¥9,328,589	102,733	102,692	(41)
Global Bond	New Turkish liras, expiring 1/28/2009	TRY2,760		1,750	1,777	27
Global Bond	New Zealand dollars, expiring 1/29/2009	NZ$9,083		5,000	5,315	315
Sales:
New World	Czech korunas, expiring 1/16/2009		$188	CZK3,600	187	1
New World	Polish zloty, expiring 1/16/2009		526	PLN1,500	507	19
Asset Allocation	Euros, expiring 1/12-1/26/2009		11,759	€9,250	12,879	(1,120)
Bond	Australian dollars, expiring 1/13-1/27/2009		3,775	$ A13,235	4,218	(443)
Bond	British pounds, expiring 1/9-1/27/2009		10,043	£6,122	9,350	693
Bond	Euros, expiring 1/14-2/5/2009		231,526	€173,721	241,873	(10,347)
Bond	Israeli shekels, expiring 1/23/2009		-	ILS45,206	(216)	216
Bond	Japanese yen, expiring 1/15-1/29/2009		50,508	¥4,620,539	50,861	(353)
Global Bond	Australian dollars, expiring 1/12-1/27/2009		5,565	$ A8,380	5,951	(386)
Global Bond	British pounds, expiring 1/7-1/27/2009		18,972	£12,605	18,324	648
Global Bond	Euros, expiring 1/9-2/10/2009		31,981	€23,720	33,024	(1,043)
Global Bond	Israeli shekels, expiring 1/8/2009		3,428	ILS13,595	3,594	(166)
High-Income Bond	Euros, expiring 1/26/2009		821	€650	905	(84)
The following table presents additional information for the year ended December 31, 2008:

	Global Discovery Fund	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund	Global Growth and Income Fund

Purchases of investment securities(*)	$118,698	$2,545,429	$1,623,307	$7,999,015	$4,957,592	$675,314	$1,005,434	$1,455,824
Sales of investment securities(*)	94,336	1,628,342	1,389,434	6,313,842	4,521,135	507,685	840,203	627,475
Non-U.S. taxes paid on dividend income	312	9,915	2,950	9,566	32,580	3,975	793	3,970
Non-U.S. taxes paid on interest income	-	-	-	-	-	-	-	-
Non-U.S. taxes paid on realized gains	-	853	995	-	-	84	-	-
Dividends from affiliated issuers	-	-	3,656	7,626	-	-	-	968
Net realized (loss) gain from affiliated issuers	-	-	(11,159)	(98,906)	-	-	-	-

	Growth-Income Fund	International Growth and Income Fund (†)	Asset Allocation Fund	Bond Fund	Global Bond Fund	High-Income Bond Fund	U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund

Purchases of investment securities(*)	$7,833,603	$9,201	$4,073,043	$3,418,571	$1,092,336	$307,100	$1,119,139	$7,177,416
Sales of investment securities(*)	6,952,754	-	2,572,702	1,973,890	552,981	296,447	495,836	6,545,646
Non-U.S. taxes paid on dividend income	10,598	1	1,390	-	-	-	-	-
Non-U.S. taxes paid on interest income	-	-	1	132	87	5	-	-
Non-U.S. taxes paid on realized gains	-	-	-	-	-	-	-	-
Dividends from affiliated issuers	-	-	-	-	-	-	-	-
Net realized (loss) gain from affiliated issuers	-	-	12,808	-	-	-	-	-

(*) Excludes short-term securities, except for Cash Management Fund, and U.S. government obligations, if any.
(†) For the period November 18, 2008, commencement of operations, through December 31, 2008.

Financial Highlights (1)

		(Loss) income from investment operations (2)				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)		Total dividends and distributions	Net asset value, end of period	Total return (3)		Net assets, end of period (in millions)	Ratio of expenses to average net assets before waiver	Ratio of expenses to average net assets after waiver (3)	Ratio of net income (loss) to average net assets (3)

Global Discovery Fund
Class 1
12/31/08	$14.09	$.15	$(6.37)		$(6.22)	$(.12)	$(.30)		$(.42)	$7.45	(45.02	) %	$18	.60%	.55%	1.33%
12/31/07	13.05	.17	2.07		2.24	(.16)	(1.04)		(1.20)	14.09	17.55		35	.60	.54	1.25
12/31/06	11.63	.15	1.89		2.04	(.13)	(.49)		(.62)	13.05	17.66		28	.62	.56	1.19
12/31/05	10.79	.14	1.05		1.19	(.11)	(.24)		(.35)	11.63	11.07		22	.61	.56	1.27
12/31/04	9.94	.08	.98		1.06	(.09)	(.12)		(.21)	10.79	10.72		20	.61	.60	.81
Class 2
12/31/08	14.02	.12	(6.32)		(6.20)	(.09)	(.30)		(.39)	7.43	(45.09)		131	.85	.80	1.08
12/31/07	13.00	.14	2.05		2.19	(.13)	(1.04)		(1.17)	14.02	17.22		240	.85	.79	.98
12/31/06	11.59	.11	1.89		2.00	(.10)	(.49)		(.59)	13.00	17.41		151	.87	.81	.94
12/31/05	10.76	.11	1.05		1.16	(.09)	(.24)		(.33)	11.59	10.80		89	.86	.81	1.04
12/31/04	9.92	.06	.97		1.03	(.07)	(.12)		(.19)	10.76	10.43		51	.86	.85	.60
Global Growth Fund
Class 1
12/31/08	$25.15	$.47	$(9.50)		$(9.03)	$(.41)	$(1.75)		$(2.16)	$13.96	(38.23	) %	$675	.55%	.50%	2.37%
12/31/07	23.44	.51	2.98		3.49	(.76)	(1.02)		(1.78)	25.15	15.16		684	.55	.50	2.06
12/31/06	19.63	.41	3.62		4.03	(.22)	-		(.22)	23.44	20.73		278	.58	.53	1.95
12/31/05	17.31	.28	2.19		2.47	(.15)	-		(.15)	19.63	14.37		206	.62	.57	1.56
12/31/04	15.30	.18	1.92		2.10	(.09)	-		(.09)	17.31	13.80		202	.65	.64	1.15
Class 2
12/31/08	25.00	.42	(9.43)		(9.01)	(.36)	(1.75)		(2.11)	13.88	(38.39)		3,198	.80	.75	2.12
12/31/07	23.29	.45	2.95		3.40	(.67)	(1.02)		(1.69)	25.00	14.85		5,180	.80	.75	1.84
12/31/06	19.52	.36	3.59		3.95	(.18)	-		(.18)	23.29	20.43		4,015	.83	.78	1.71
12/31/05	17.23	.23	2.18		2.41	(.12)	-		(.12)	19.52	14.07		2,617	.87	.82	1.30
12/31/04	15.25	.14	1.91		2.05	(.07)	-		(.07)	17.23	13.49		1,796	.90	.89	.92
Global Small Capitalization Fund
Class 1
12/31/08	$27.20	$.19	$(13.33)		$(13.14)	$-	$(2.88)		$(2.88)	$11.18	(53.39	) %	$306	.74%	.67%	1.01%
12/31/07	24.87	.12	5.27		5.39	(.90)	(2.16)		(3.06)	27.20	21.73		369	.73	.66	.45
12/31/06	21.29	.19	4.74		4.93	(.14)	(1.21)		(1.35)	24.87	24.35		247	.77	.69	.82
12/31/05	17.14	.13	4.23		4.36	(.21)	-		(.21)	21.29	25.66		231	.79	.73	.72
12/31/04	14.15	.02	2.97		2.99	-	-		-	17.14	21.13		193	.81	.80	.15
Class 2
12/31/08	26.95	.14	(13.18)		(13.04)	-	(2.88)		(2.88)	11.03	(53.52)		1,748	.99	.92	.70
12/31/07	24.64	.05	5.22		5.27	(.80)	(2.16)		(2.96)	26.95	21.43		3,975	.98	.91	.20
12/31/06	21.12	.14	4.70		4.84	(.11)	(1.21)		(1.32)	24.64	24.05		2,927	1.02	.94	.61
12/31/05	17.02	.09	4.19		4.28	(.18)	-		(.18)	21.12	25.35		1,977	1.04	.97	.49
12/31/04	14.08	(.01)	2.95		2.94	-	-		-	17.02	20.88		1,198	1.06	1.05	(.07)
Growth Fund
Class 1
12/31/08	$67.22	$.63	$(27.52)		$(26.89)	$(.56)	$(6.26)		$(6.82)	$33.51	(43.83	) %	$4,768	.33%	.30%	1.23%
12/31/07	64.51	.68	7.44		8.12	(.68)	(4.73)		(5.41)	67.22	12.64		5,051	.33	.30	1.00
12/31/06	59.36	.70	5.46		6.16	(.63)	(.38)		(1.01)	64.51	10.48		3,503	.34	.31	1.14
12/31/05	51.39	.46	8.00		8.46	(.49)	-		(.49)	59.36	16.50		3,709	.35	.32	.87
12/31/04	45.74	.32	5.51		5.83	(.18)	-		(.18)	51.39	12.75		3,744	.36	.36	.68
Class 2
12/31/08	66.72	.50	(27.27)		(26.77)	(.42)	(6.26)		(6.68)	33.27	(43.97)		13,383	.58	.55	.95
12/31/07	64.08	.50	7.39		7.89	(.52)	(4.73)		(5.25)	66.72	12.35		25,359	.58	.55	.74
12/31/06	58.98	.54	5.43		5.97	(.49)	(.38)		(.87)	64.08	10.22		23,122	.59	.56	.89
12/31/05	51.10	.34	7.92		8.26	(.38)	-		(.38)	58.98	16.19		18,343	.60	.57	.64
12/31/04	45.50	.23	5.45		5.68	(.08)	-		(.08)	51.10	12.50		12,055	.61	.61	.50
Class 3
12/31/08	67.21	.54	(27.50)		(26.96)	(.45)	(6.26)		(6.71)	33.54	(43.93)		198	.51	.48	1.02
12/31/07	64.50	.55	7.45		8.00	(.56)	(4.73)		(5.29)	67.21	12.44		425	.51	.48	.81
12/31/06	59.34	.59	5.46		6.05	(.51)	(.38)		(.89)	64.50	10.29		451	.52	.49	.95
12/31/05	51.38	.37	7.98		8.35	(.39)	-		(.39)	59.34	16.28		499	.53	.50	.69
12/31/04 (4)	47.74	.24	3.50		3.74	(.10)	-		(.10)	51.38	7.85		516	.54 (5)	.53 (5)	.54(5)
International Fund
Class 1
12/31/08	$24.81	$.43	$(9.88)		$(9.45)	$(.40)	$(2.74)		$(3.14)	$12.22	(42.01	) %	$1,864	.52%	.48%	2.42%
12/31/07	22.01	.43	3.95		4.38	(.41)	(1.17)		(1.58)	24.81	20.30		1,708	.52	.47	1.82
12/31/06	18.96	.41	3.21		3.62	(.38)	(.19)		(.57)	22.01	19.33		1,648	.54	.49	1.99
12/31/05	15.82	.32	3.11		3.43	(.29)	-		(.29)	18.96	21.75		1,599	.57	.52	1.92
12/31/04	13.41	.22	2.41		2.63	(.22)	-		(.22)	15.82	19.66		1,495	.60	.59	1.54
Class 2
12/31/08	24.72	.41	(9.85)		(9.44)	(.35)	(2.74)		(3.09)	12.19	(42.12)		4,901	.77	.72	2.16
12/31/07	21.94	.36	3.94		4.30	(.35)	(1.17)		(1.52)	24.72	20.02		9,719	.77	.72	1.55
12/31/06	18.92	.35	3.20		3.55	(.34)	(.19)		(.53)	21.94	18.98		7,260	.79	.74	1.72
12/31/05	15.79	.28	3.11		3.39	(.26)	-		(.26)	18.92	21.50		4,790	.82	.77	1.64
12/31/04	13.39	.18	2.41		2.59	(.19)	-		(.19)	15.79	19.32		2,752	.84	.83	1.27
Class 3
12/31/08	24.80	.43	(9.90)		(9.47)	(.36)	(2.74)		(3.10)	12.23	(42.10)		57	.70	.65	2.25
12/31/07	22.00	.39	3.94		4.33	(.36)	(1.17)		(1.53)	24.80	20.10		123	.70	.65	1.64
12/31/06	18.96	.37	3.20		3.57	(.34)	(.19)		(.53)	22.00	19.07		120	.72	.67	1.81
12/31/05	15.82	.29	3.11		3.40	(.26)	-		(.26)	18.96	21.54		116	.75	.70	1.74
12/31/04 (4)	13.76	.20	2.05		2.25	(.19)	-		(.19)	15.82	16.45		115	.77 (5)	.77 (5)	1.45(5)
New World Fund
Class 1
12/31/08	$25.88	$.43	$(10.68)		$(10.25)	$(.36)	$(1.70)		$(2.06)	$13.57	(42.20	) %	$253	.81%	.73%	2.18%
12/31/07	21.56	.46	6.25		6.71	(.83)	(1.56)		(2.39)	25.88	32.53		261	.82	.74	1.92
12/31/06	16.67	.41	4.95		5.36	(.32)	(.15)		(.47)	21.56	32.88		126	.88	.80	2.19
12/31/05	13.96	.33	2.58		2.91	(.20)	-		(.20)	16.67	21.10		88	.92	.85	2.22
12/31/04	11.99	.23	2.01		2.24	(.27)	-		(.27)	13.96	19.07		63	.93	.92	1.81
Class 2
12/31/08	25.69	.40	(10.62)		(10.22)	(.30)	(1.70)		(2.00)	13.47	(42.37)		1,044	1.06	.98	1.94
12/31/07	21.40	.40	6.20		6.60	(.75)	(1.56)		(2.31)	25.69	32.21		1,875	1.07	.99	1.69
12/31/06	16.56	.36	4.92		5.28	(.29)	(.15)		(.44)	21.40	32.59		1,175	1.13	1.05	1.93
12/31/05	13.89	.29	2.56		2.85	(.18)	-		(.18)	16.56	20.74		677	1.17	1.10	1.97
12/31/04	11.94	.19	2.01		2.20	(.25)	-		(.25)	13.89	18.80		373	1.18	1.17	1.57
Blue Chip Income and Growth Fund
Class 1
12/31/08	$11.53	$.22	$(4.22)		$(4.00)	$(.21)	$(.65)		$(.86)	$6.67	(36.30	) %	$220	.43%	.39%	2.48%
12/31/07	11.97	.24	.07		.31	(.36)	(.39)		(.75)	11.53	2.25		143	.42	.38	1.95
12/31/06	10.91	.20	1.63		1.83	(.16)	(.61)		(.77)	11.97	17.73		159	.43	.39	1.75
12/31/05	10.26	.18	.59		.77	(.12)	-		(.12)	10.91	7.57		135	.45	.41	1.73
12/31/04	9.41	.15	.78		.93	(.08)	-		(.08)	10.26	9.94		129	.46	.46	1.60
Class 2
12/31/08	11.45	.19	(4.18)		(3.99)	(.19)	(.65)		(.84)	6.62	(36.50)		2,602	.68	.64	2.10
12/31/07	11.87	.21	.07		.28	(.31)	(.39)		(.70)	11.45	2.03		4,274	.67	.63	1.70
12/31/06	10.83	.17	1.61		1.78	(.13)	(.61)		(.74)	11.87	17.42		3,937	.68	.64	1.50
12/31/05	10.20	.15	.58		.73	(.10)	-		(.10)	10.83	7.24		3,029	.70	.66	1.48
12/31/04	9.36	.13	.78		.91	(.07)	-		(.07)	10.20	9.74		2,349	.71	.70	1.37
Global Growth and Income Fund
Class 1
12/31/08	$11.78	$.28	$(5.09)		$(4.81)	$(.22)	$(.07)		$(.29)	$6.68	(41.06	) %	$95	.62%	.56%	3.00%
12/31/07	10.98	.28	1.14		1.42	(.22)	(.40)		(.62)	11.78	13.04		79	.71	.58	2.37
12/31/06 (6)	10.00	.14	.91		1.05	(.07)	-		(.07)	10.98	10.49		45	.72 (5)	.65 (5)	2.10(5)
Class 2
12/31/08	11.75	.26	(5.07)		(4.81)	(.20)	(.07)		(.27)	6.67	(41.17)		1,529	.86	.81	2.73
12/31/07	10.97	.25	1.13		1.38	(.20)	(.40)		(.60)	11.75	12.67		1,997	.96	.83	2.11
12/31/06 (6)	10.00	.11	.92		1.03	(.06)	-		(.06)	10.97	10.30		638	.97 (5)	.90 (5)	1.64(5)
Growth-Income Fund
Class 1
12/31/08	$42.52	$.69	$(15.91)		$(15.22)	$(.69)	$(2.36)		$(3.05)	$24.25	(37.68	) %	$5,034	.28%	.25%	2.03%
12/31/07	42.43	.80	1.51		2.31	(.77)	(1.45)		(2.22)	42.52	5.32		5,618	.27	.25	1.82
12/31/06	38.31	.77	5.03		5.80	(.72)	(.96)		(1.68)	42.43	15.51		3,759	.28	.25	1.92
12/31/05	36.81	.62	1.61		2.23	(.58)	(.15)		(.73)	38.31	6.08		3,825	.29	.27	1.68
12/31/04	33.61	.48	3.09		3.57	(.37)	-		(.37)	36.81	10.66		4,213	.31	.30	1.39
Class 2
12/31/08	42.26	.60	(15.80)		(15.20)	(.59)	(2.36)		(2.95)	24.11	(37.85)		13,046	.53	.50	1.75
12/31/07	42.19	.68	1.50		2.18	(.66)	(1.45)		(2.11)	42.26	5.04		23,243	.52	.50	1.57
12/31/06	38.12	.67	4.99		5.66	(.63)	(.96)		(1.59)	42.19	15.20		22,688	.53	.50	1.67
12/31/05	36.64	.53	1.60		2.13	(.50)	(.15)		(.65)	38.12	5.83		17,608	.54	.52	1.44
12/31/04	33.48	.41	3.06		3.47	(.31)	-		(.31)	36.64	10.37		13,105	.56	.55	1.19
Class 3
12/31/08	42.51	.64	(15.90)		(15.26)	(.62)	(2.36)		(2.98)	24.27	(37.78)		205	.46	.43	1.83
12/31/07	42.42	.73	1.50		2.23	(.69)	(1.45)		(2.14)	42.51	5.12		405	.45	.43	1.64
12/31/06	38.31	.70	5.01		5.71	(.64)	(.96)		(1.60)	42.42	15.30		458	.46	.43	1.74
12/31/05	36.80	.56	1.61		2.17	(.51)	(.15)		(.66)	38.31	5.88		471	.47	.45	1.50
12/31/04 (4)	34.64	.41	2.07		2.48	(.32)	-		(.32)	36.80	7.18		537	.49 (5)	.48 (5)	1.24(5)
International Growth and Income Fund
Class 1
12/31/08 (7)	$10.00	$.01	$.92		$.93	$(.01)	$-		$(.01)	$10.92	9.28%		$12	.09%	.08%	.14%
Class 2
12/31/08 (7)	10.00	.01	.92		.93	(.01)	-		(.01)	10.92	9.27		4	.11	.11	.05
Asset Allocation Fund
Class 1
12/31/08	$18.51	$.47	$(5.70)		$(5.23)	$(.45)	$(.67)		$(1.12)	$12.16	(29.30	) %	$2,243	.32%	.29%	2.98%
12/31/07	18.34	.51	.75		1.26	(.45)	(.64)		(1.09)	18.51	6.82		1,927	.32	.29	2.69
12/31/06	16.56	.47	1.97		2.44	(.43)	(.23)		(.66)	18.34	14.96		1,079	.33	.30	2.67
12/31/05	15.49	.41	1.05		1.46	(.39)	-		(.39)	16.56	9.45		879	.35	.32	2.57
12/31/04	14.58	.39	.84		1.23	(.32)	-		(.32)	15.49	8.50		899	.38	.37	2.64
Class 2
12/31/08	18.39	.43	(5.66)		(5.23)	(.41)	(.67)		(1.08)	12.08	(29.51)		4,822	.57	.54	2.70
12/31/07	18.23	.47	.74		1.21	(.41)	(.64)		(1.05)	18.39	6.55		7,308	.57	.54	2.45
12/31/06	16.47	.42	1.96		2.38	(.39)	(.23)		(.62)	18.23	14.66		6,362	.58	.55	2.42
12/31/05	15.42	.37	1.04		1.41	(.36)	-		(.36)	16.47	9.14		5,120	.60	.57	2.31
12/31/04	14.51	.36	.84		1.20	(.29)	-		(.29)	15.42	8.34		3,797	.62	.62	2.42
Class 3
12/31/08	18.50	.44	(5.68)		(5.24)	(.42)	(.67)		(1.09)	12.17	(29.39)		41	.50	.47	2.77
12/31/07	18.34	.48	.74		1.22	(.42)	(.64)		(1.06)	18.50	6.56		71	.50	.47	2.52
12/31/06	16.56	.44	1.97		2.41	(.40)	(.23)		(.63)	18.34	14.75		76	.51	.48	2.49
12/31/05	15.49	.38	1.05		1.43	(.36)	-		(.36)	16.56	9.26		76	.53	.50	2.39
12/31/04 (4)	14.85	.36	.58		.94	(.30)	-		(.30)	15.49	6.38		81	.55 (5)	.55 (5)	2.50(5)
Bond Fund
Class 1
12/31/08	$11.14	$.61	$(1.64)		$(1.03)	$(.63)	$(.03)		$(.66)	$9.45	(9.16	) %	$2,090	.40%	.36%	5.84%
12/31/07	11.64	.65	(.24)		.41	(.91)	-		(.91)	11.14	3.66		436	.41	.37	5.59
12/31/06	11.31	.63	.17		.80	(.47)	-		(.47)	11.64	7.31		230	.43	.39	5.54
12/31/05	11.57	.60	(.40)		.20	(.46)	-		(.46)	11.31	1.77		182	.44	.40	5.30
12/31/04	11.34	.56	.10		.66	(.43)	-		(.43)	11.57	6.04		195	.45	.44	4.94
Class 2
12/31/08	11.03	.59	(1.63)		(1.04)	(.60)	(.03)		(.63)	9.36	(9.35)		3,432	.65	.61	5.53
12/31/07	11.53	.61	(.24)		.37	(.87)	-		(.87)	11.03	3.33		4,679	.66	.62	5.34
12/31/06	11.22	.60	.16		.76	(.45)	-		(.45)	11.53	6.99		3,374	.68	.64	5.29
12/31/05	11.48	.57	(.39)		.18	(.44)	-		(.44)	11.22	1.59		2,312	.69	.65	5.06
12/31/04	11.27	.53	.09		.62	(.41)	-		(.41)	11.48	5.72		1,759	.70	.69	4.68
Global Bond Fund
Class 1
12/31/08	$10.83	$.48	$(.09)		$.39	$(.54)	$-	(8)	$(.54)	$10.68	3.60%		$111	.59%	.53%	4.36%
12/31/07	10.18	.49	.47		.96	(.31)	-		(.31)	10.83	9.54		28	.61	.55	4.61
12/31/06 (9)	10.00	.10	.15		.25	(.07)	-		(.07)	10.18	2.52		12	.15	.13	1.00
Class 2
12/31/08	10.81	.44	(.07)		.37	(.52)	-	(8)	(.52)	10.66	3.48		802	.84	.79	4.06
12/31/07	10.17	.47	.47		.94	(.30)	-		(.30)	10.81	9.23		279	.86	.80	4.41
12/31/06 (10)	10.00	.06	.18		.24	(.07)	-		(.07)	10.17	1.99		15	.13	.12	.60
High-Income Bond Fund
Class 1
12/31/08	$11.65	$.87	$(3.64)		$(2.77)	$(.83)	$-		$(.83)	$8.05	(23.74	) %	$340	.48%	.43%	8.22%
12/31/07	12.90	.95	(.72)		.23	(1.48)	-		(1.48)	11.65	1.62		308	.48	.44	7.41
12/31/06	12.41	.92	.37		1.29	(.80)	-		(.80)	12.90	10.89		293	.49	.45	7.36
12/31/05	12.89	.85	(.55)		.30	(.78)	-		(.78)	12.41	2.46		309	.50	.46	6.76
12/31/04	12.54	.84	.32		1.16	(.81)	-		(.81)	12.89	9.83		364	.50	.50	6.74
Class 2
12/31/08	11.55	.84	(3.60)		(2.76)	(.80)	-		(.80)	7.99	(23.84)		780	.73	.68	7.92
12/31/07	12.79	.91	(.72)		.19	(1.43)	-		(1.43)	11.55	1.33		996	.73	.69	7.17
12/31/06	12.32	.89	.36		1.25	(.78)	-		(.78)	12.79	10.59		832	.74	.70	7.12
12/31/05	12.81	.81	(.55)		.26	(.75)	-		(.75)	12.32	2.20		590	.75	.71	6.55
12/31/04	12.47	.81	.32		1.13	(.79)	-		(.79)	12.81	9.59		444	.75	.74	6.48
Class 3
12/31/08	11.65	.86	(3.64)		(2.78)	(.80)	-		(.80)	8.07	(23.76)		18	.66	.61	7.96
12/31/07	12.88	.92	(.72)		.20	(1.43)	-		(1.43)	11.65	1.40		28	.66	.62	7.21
12/31/06	12.39	.90	.36		1.26	(.77)	-		(.77)	12.88	10.66		34	.67	.63	7.19
12/31/05	12.87	.82	(.55)		.27	(.75)	-		(.75)	12.39	2.25		37	.68	.64	6.58
12/31/04 (4)	12.79	.78	.11		.89	(.81)	-		(.81)	12.87	7.52		46	.68 (5)	.68 (5)	6.57(5)
U.S. Government/AAA-Rated Securities Fund
Class 1
12/31/08	$11.73	$.50	$.41		$.91	$(.35)	$-		$(.35)	$12.29	7.84%		$496	.43%	.38%	4.17%
12/31/07	11.87	.58	.20		.78	(.92)	-		(.92)	11.73	6.83		211	.46	.41	4.83
12/31/06	11.91	.55	(.10)		.45	(.49)	-		(.49)	11.87	3.95		218	.47	.42	4.64
12/31/05	12.07	.48	(.16)		.32	(.48)	-		(.48)	11.91	2.70		252	.47	.43	3.99
12/31/04	12.24	.45	(.03)		.42	(.59)	-		(.59)	12.07	3.58		286	.47	.46	3.68
Class 2
12/31/08	11.65	.47	.41		.88	(.33)	-		(.33)	12.20	7.63		1,219	.68	.64	3.93
12/31/07	11.79	.54	.19		.73	(.87)	-		(.87)	11.65	6.49		597	.71	.66	4.58
12/31/06	11.83	.51	(.09)		.42	(.46)	-		(.46)	11.79	3.75		402	.72	.67	4.40
12/31/05	12.00	.45	(.16)		.29	(.46)	-		(.46)	11.83	2.41		341	.72	.68	3.75
12/31/04	12.17	.41	(.03)		.38	(.55)	-		(.55)	12.00	3.30		285	.72	.71	3.42
Class 3
12/31/08	11.74	.48	.41		.89	(.33)	-		(.33)	12.30	7.66		33	.61	.57	4.03
12/31/07	11.86	.55	.20		.75	(.87)	-		(.87)	11.74	6.63		29	.64	.59	4.65
12/31/06	11.89	.52	(.09)		.43	(.46)	-		(.46)	11.86	3.80		32	.65	.60	4.45
12/31/05	12.05	.46	(.16)		.30	(.46)	-		(.46)	11.89	2.50		39	.65	.61	3.81
12/31/04 (4)	12.34	.41	(.11)		.30	(.59)	-		(.59)	12.05	2.58		43	.65 (5)	.65 (5)	3.51(5)
Cash Management Fund
Class 1
12/31/08	$11.40	$.24	$-	(8)	$.24	$(.20)	$-		$(.20)	$11.44	2.15%		$158	.32%	.29%	2.07%
12/31/07	11.62	.57	-	(8)	.57	(.79)	-		(.79)	11.40	4.95		112	.33	.30	4.88
12/31/06	11.31	.54	-	(8)	.54	(.23)	-		(.23)	11.62	4.81		98	.33	.30	4.74
12/31/05	11.09	.33	-	(8)	.33	(.11)	-		(.11)	11.31	2.97		75	.33	.30	2.91
12/31/04	11.07	.11	-	(8)	.11	(.09)	-		(.09)	11.09	.96		78	.37	.36	.96
Class 2
12/31/08	11.35	.20	.02		.22	(.19)	-		(.19)	11.38	1.90		1,023	.57	.54	1.73
12/31/07	11.56	.54	-	(8)	.54	(.75)	-		(.75)	11.35	4.73		452	.58	.55	4.61
12/31/06	11.26	.51	-	(8)	.51	(.21)	-		(.21)	11.56	4.59		282	.58	.55	4.52
12/31/05	11.05	.30	-	(8)	.30	(.09)	-		(.09)	11.26	2.68		153	.58	.55	2.71
12/31/04	11.03	.08	-	(8)	.08	(.06)	-		(.06)	11.05	.70		110	.61	.61	.76
Class 3
12/31/08	11.40	.22	.01		.23	(.19)	-		(.19)	11.44	1.99		25	.50	.47	1.91
12/31/07	11.60	.55	-	(8)	.55	(.75)	-		(.75)	11.40	4.83		20	.51	.48	4.70
12/31/06	11.29	.52	-	(8)	.52	(.21)	-		(.21)	11.60	4.64		18	.51	.48	4.53
12/31/05	11.07	.30	-	(8)	.30	(.08)	-		(.08)	11.29	2.74		16	.51	.48	2.70
12/31/04 (4)	11.07	.09	-	(8)	.09	(.09)	-		(.09)	11.07	.78		20	.54 (5)	.54 (5)	.80(5)

	Year Ended December 31
Portfolio turnover rate for all classes of shares	2008		2007	2006		2005	2004

Global Discovery Fund	46%		50%	31%		53%	28%
Global Growth Fund	38		38	31		26	24
Global Small Capitalization Fund	47		49	50		47	49
Growth Fund	26		40	35		29	30
International Fund	52		41	29		40	37
New World Fund	32		34	32		26	18
Blue Chip Income and Growth Fund	24		27	21		33	13
Global Growth and Income Fund	36		36	8	(6)	-	-
Growth-Income Fund	31		24	25		20	21
International Growth and Income Fund	-	(7)	-	-		-	-
Asset Allocation Fund	36		29	38		23	20
Bond Fund	62		57	57		46	34
Global Bond Fund	118		85	7	(9)	-	-
High-Income Bond Fund	29		32	35		35	38
U.S. Government/AAA-Rated Securities Fund	108		91	76		86	68
Cash Management Fund	-		-	-		-	-

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) This column reflects the impact, if any, of certain waivers by CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services.
(4) From January 16, 2004, when Class 3 shares were first issued.
(5) Annualized.
(6) From May 1, 2006, commencement of operations.
(7) From November 18, 2008, commencement of operations.
(8) Amount less than $.01.
(9) From October 4, 2006, commencement of operations.
(10) From November 6, 2006, when Class 2 shares were first issued.

See Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of American Funds Insurance Series:

In our opinion, the accompanying statements of assets and liabilities, including the summary investment portfolios (investment portfolio for Cash Management Fund), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Global Discovery Fund, Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund, Blue Chip Income and Growth Fund, Global Growth and Income Fund, Growth-Income Fund, International Growth and Income Fund, Asset Allocation Fund, Bond Fund, Global Bond Fund, High-Income Bond Fund, U.S. Government/AAA-Rated Securities Fund and Cash Management Fund (constituting the American Funds Insurance Series, hereafter referred to as the "Series") at December 31, 2008, the results of each of their operations for the period then ended, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 2008, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Los Angeles, California
February 4, 2009

American Funds Insurance Series

Part C
Other Information

Item 23.  Exhibits for Registration Statement (1940 Act No. 811-03857 and 1933 Act No. 002-86838)

(a)
Declaration of Trust – Declaration of Trust dated 9/9/83 – previously filed (see Post-Effective (“P/E”) Amendment No. 24 filed 3/31/97); Certificate of Amendment of Declaration of Trust dated 10/19/88 - previously filed (see P/E Amendment No. 24 filed 3/31/97);  Redesignation of an Existing Series of Shares of Beneficial Interest without Par Value dated 3/19/02 – previously filed (see P/E Amendment No. 33 filed 4/30/02);  Establishment and Designation of Additional Class of Shares of Beneficial Interest Without Par Value dated 9/16/02 – previously filed (see P/E Amendment No. 35 filed 10/30/03);  Establishment and Designation of Additional Series of Shares of Beneficial Interest Without Par Value dated 3/14/06 – previously filed (see P/E Amendment No. 40 filed 4/28/06);  Establishment and Designation of Additional Series of Shares of Beneficial Interest Without Par Value dated 9/19/06 – previously filed (see P/E Amendment No. 44 filed 10/2/06); and Establishment and Designation of Additional Series of Shares of Beneficial Interest Without Par Value dated 6/18/08 – previously filed (see P/E Amendment No. 47 filed 7/14/08)

(b)	By-Laws - By-Laws as amended 6/13/07 – previously filed (see P/E Amendment No. 46 filed 4/30/08)

(c)	Instruments Defining Rights of Security Holders - none

(d-1)	Investment Advisory Contracts – Amended Investment Advisory and Service Agreement dated 10/1/08 – previously filed (see P/E Amendment No. 48 filed 9/30/08)

(d-2)	Amended Investment Advisory and Service Agreement dated 1/1/09

(e)
Underwriting Contracts – Form of Fund Participation Agreement - previously filed (see P/E Amendment No. 23 filed1/15/97); Principal Underwriting Agreement dated 7/12/89 – previously filed (see P/E Amendment No. 24 filed 3/31/97);  Amendment to Principal Underwriting Agreement dated 2/7/92 – previously filed (see P/E Amendment No. 24 filed 3/31/97);  Fund Participation Agreement dated 9/30/02 – previously filed (see P/E Amendment No. 35 filed 10/30/03)

(f)	Bonus or Profit Sharing Contracts – Form of Deferred Compensation Plan as amended 1/1/08 – previously filed (see P/E Amendment No. 46 filed 4/30/08)

(g)	Custodian Agreements – Form of Global Custody Agreement dated 12/14/06 – previously filed (see P/E Amendment No. 45 filed 5/1/07)

(h-1)
Other Material Contracts – Shareholder Services Agreement dated 2/18/87 – previously filed (see P/E Amendment No. 24 filed 3/31/97);  Form of Shareholder Services Agreement dated 8/1/02 – previously filed (see P/E Amendment No. 35 filed 10/30/03);  Form of Amended Shareholder Services Agreement dated 4/1/03 – previously filed (see P/E Amendment No. 36 filed 1/15/04);  Amended Shareholder Services Agreement dated 11/1/06 – previously filed (see P/E Amendment No. 45 filed 5/1/07); Form of Indemnification Agreement dated 7/1/04 - previously filed (see P/E Amendment No. 38 filed 4/29/05)

(h-2)	Form of Amendment of Amended Shareholder Services Agreement dated 11/1/08

(i)	Legal Opinion – Legal Opinion – previously filed (see P/E Amendment No. 24 filed 3/31/97; and P/E Amendment No. 36 filed 1/15/04)

(j)	Other Opinions – Consent of Independent Registered Public Accounting Firm

(k)	Omitted Financial Statements - none

(l)
Initial Capital Agreements – Investment Letter from Investment Adviser relating to initial shares dated December 1983 – previously filed (see P/E Amendment No. 24 filed 3/31/97);  Mixed and Shared Funding Order - previously filed (see P/E Amendment No. 36 filed 1/15/04)

(m)	Rule 12b-1 Plan – Class 2 Plan of Distribution - previously filed (see P/E Amendment No. 24 filed 3/31/97); Class 3 Plan of Distribution - previously filed (see P/E Amendment No. 35 filed 10/30/03)

(n)
Rule 18f-3 – Form of Multiple Class Plan dated 4/1/97 - previously filed (see P/E Amendment No. 23 filed 1/15/97); Amended and Restated Multiple Class Plan dated 9/16/02 – previously filed (see P/E Amendment No. 35 dated 10/30/03)

(o)	Reserved

(p)	Code of Ethics – Code of Ethics for The Capital Group Companies dated December 2008; and Code of Ethics for the Registrant dated December 2005

Item 24.Persons Controlled by or Under Common Control with the Fund

None.

Item 25.Indemnification

The Registrant is a joint-insured under Investment Adviser/Mutual Fund Errors and Omissions Policies, which insure its officers and trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

Article V of the Registrant's Declaration of Trust and Article VI of the Registrant's By-Laws as well as the indemnification agreements that the Registrant has entered into with each of its trustees who is not an "interested person" of the Registrant (as defined under the Investment Company Act of 1940, as amended), provide in effect that the Registrant will indemnify its officers and trustees against any liability or expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Registrant, to the fullest extent permitted by applicable law, subject to certain conditions.  In accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940, as amended, and their respective terms, these provisions do not protect any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release Nos. 7221 (June 9, 1972) and 11330 (September 4, 1980).

Item 26.Business and Other Connections of the Investment Adviser

None.

Item 27.Principal Underwriters

Not applicable.

Item 28.Location of Accounts and Records

Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and kept in the offices of the Series and the Registrant’s investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, CA 90071.  Certain accounting records are maintained and kept in the offices of the Investment Adviser's accounting department, 6455 Irvine Center Drive, Irvine, California 92618; and/or 5300 Robin Hood Road, Norfolk, VA  23513.

Records covering portfolio transactions are also maintained and kept by the custodian, State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111.

Item 29.Management Services

None.

Item 30.Undertakings

None.
SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles, and State of California, on the 29th day of April, 2009.

American Funds Insurance Series

By: /s/ James K. Dunton
James K. Dunton, Vice Chairman

Pursuant to the requirements of the Securities Act of 1933, this amendment to registration statement has been signed below on April 29, 2009, by the following persons in the capacities indicated.

	Signature	Title
(1)	Principal Executive Officer:
	/s/ Michael J. Downer	Executive Vice President
Michael J. Downer
(2)	Principal Financial Officer and
Principal Accounting Officer:
	/s/ Gregory F. Niland	Treasurer
Gregory F. Niland
(3)	Trustees:
	Lee A. Ault III*	Chairman (Independent and Non-Executive)
	William H. Baribault*	Trustee
	Joe E. Davis*	Trustee
	/s/ James K. Dunton	Vice Chairman and Trustee
James K. Dunton
	Martin Fenton*	Trustee
	Leonard R. Fuller*	Trustee
	W. Scott Hedrick*	Trustee
	Merit E. Janow*	Trustee
	Mary Myers Kauppila*	Trustee
	/s/ Donald D. O'Neal	President and Trustee
Donald D. O'Neal
	Kirk P. Pendleton*	Trustee

*By: /s/ Steven I. Koszalka
(Steven I. Koszalka, pursuant to a power of attorney filed herewith)

Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of rule 485(b).

/s/ Katherine H. Newhall
Katherine H. Newhall

POWER OF ATTORNEY

I, Lee A. Ault III, the undersigned Board member of the following registered investment companies(collectively, the “Funds”):

-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Target Date Retirement Series, Inc. (File No. 333-138648, File No. 811-21981)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Brian D. Bullard David A. Pritchett

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Camden, ME, this 7th day of August, 2008.
 (City, State)

/s/ Lee A. Ault III
Lee A. Ault III, Board member

POWER OF ATTORNEY

I, William H. Baribault, the undersigned Board member of the following registered investment companies(collectively, the “Funds”):

-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Target Date Retirement Series, Inc. (File No. 333-138648, File No. 811-21981)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Brian D. Bullard Gregory F. Niland Karl C. Grauman

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Pasadena, CA, this 19th day of March, 2009.
 (City, State)

/s/ William H. Baribault
William H. Baribault, Board member

POWER OF ATTORNEY

I, Joe E. Davis, the undersigned Board member of the following registered investment companies(collectively, the “Funds”):

-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Target Date Retirement Series, Inc. (File No. 333-138648, File No. 811-21981)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Brian D. Bullard David A. Pritchett

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Encino, CA, this 11th day of August, 2008.
(City, State)

/s/ Joe E. Davis
Joe E. Davis, Board member

POWER OF ATTORNEY

I, Martin Fenton, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund, Inc. (File No. 002-26516, File No. 811-01435)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Target Date Retirement Series, Inc. (File No. 333-138648, File No. 811-21981)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	American Mutual Fund, Inc. (File No. 002-10607, File No. 811-00572)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Brian D. Bullard Karl C. Grauman M. Susan Gupton David A. Pritchett Carmelo Spinella Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Solana Beach, CA, this 7th day of August, 2008.
          (City, State)

/s/ Martin Fenton
Martin Fenton, Board member

POWER OF ATTORNEY

I, Leonard R. Fuller, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Target Date Retirement Series, Inc. (File No. 333-138648, File No. 811-21981)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Brian D. Bullard M. Susan Gupton David A. Pritchett Carmelo Spinella Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Rolling Hills, CA, this 11th day of August, 2008.
     (City, State)

/s/ Leonard R. Fuller
Leonard R. Fuller, Board member

POWER OF ATTORNEY

I, W. Scott Hedrick, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Target Date Retirement Series, Inc. (File No. 333-138648, File No. 811-21981)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Brian D. Bullard David A. Pritchett

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Santa Barbara, CA, this 21st day of August, 2008.
      (City, State)

/s/ W. Scott Hedrick
W. Scott Hedrick, Board member

POWER OF ATTORNEY

I, Merit E. Janow, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Target Date Retirement Series, Inc. (File No. 333-138648, File No. 811-21981)
-	Capital Income Builder, Inc. (File No. 033-12967, File No. 811-05085)
-	Capital World Growth and Income Fund, Inc. (File No. 033-54444, File No. 811-07338)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Brian D. Bullard David A. Pritchett Jeffrey P. Regal

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at New York, NY, this 8th day of August, 2008.
   (City, State)

/s/ Merit E. Janow
Merit E. Janow, Board member

POWER OF ATTORNEY

I, Mary Myers Kauppila, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund, Inc. (File No. 002-26516, File No. 811-01435)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Target Date Retirement Series, Inc. (File No. 333-138648, File No. 811-21981)
-	American Mutual Fund, Inc. (File No. 002-10607, File No. 811-00572)
-	Capital Income Builder, Inc. (File No. 033-12967, File No. 811-05085)
-	Capital World Growth and Income Fund, Inc. (File No. 033-54444, File No. 811-07338)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Brian D. Bullard Karl C. Grauman David A. Pritchett Jeffrey P. Regal

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Boston, MA, this 6th day of August, 2008.
(City, State)

/s/ Mary Myers Kauppila
Mary Myers Kauppila, Board member

POWER OF ATTORNEY

I, Kirk P. Pendleton, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund, Inc. (File No. 002-26516, File No. 811-01435)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Target Date Retirement Series, Inc. (File No. 333-138648, File No. 811-21981)
-	American Mutual Fund, Inc. (File No. 002-10607, File No. 811-00572)
-	EuroPacific Growth Fund (File No. 002-83847, File No. 811-03734)
-	New Perspective Fund, Inc. (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105).

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Brian D. Bullard Karl C. Grauman Bryan K. Nielsen David A. Pritchett

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Bryn Athyn, PA, this 8th day of August, 2008.
   (City, State)

/s/ Kirk P. Pendleton
Kirk P. Pendleton, Board member